                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08274
                                   ---------------------------------------------

                             MassMutual Select Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            1295 State Street, Springfield, MA             01111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                     (Zip code)

            Frederick C. Castellani
            1295 State Street, Springfield, MA             01111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  413-788-8411
                                                    ------------------

Date of fiscal year end:  12/31/2004
                         ------------------

Date of reporting period:  12/31/2004
                          -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

RETIREMENT SERVICES

MASSMUTUAL
SELECT FUNDS
Annual Report, December 31, 2004

[PHOTOS]

[MASSMUTUAL FINANCIAL GROUP LOGO]

YOU CAN'T PREDICT. YOU CAN PREPARE.(R)

INVEST
INSURE
RETIRE

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                                                                  1

PORTFOLIO MANAGER REPORTS                                                                                               3

PORTFOLIO OF INVESTMENTS
    MassMutual Select Diversified Value Fund (Formerly MassMutual Diversified Value Fund)                              69
    MassMutual Select Fundamental Value Fund (Formerly MassMutual Fundamental Value Fund)                              72
    MassMutual Select Value Equity Fund (Formerly MassMutual Value Equity Fund)                                        74
    MassMutual Select Large Cap Value Fund (Formerly MassMutual Large Cap Value Fund)                                  78
    MassMutual Select Indexed Equity Fund (Formerly MassMutual Indexed Equity Fund)                                    80
    MassMutual Select Blue Chip Growth Fund (Formerly MassMutual Blue Chip Growth Fund)                                86
    MassMutual Select Large Cap Growth Fund (Formerly MassMutual Large Cap Growth Fund)                                89
    MassMutual Select Growth Equity Fund (Formerly MassMutual Growth Equity Fund)                                      91
    MassMutual Select Aggressive Growth Fund (Formerly MassMutual Aggressive Growth Fund)                              94
    MassMutual Select OTC 100 Fund (Formerly MassMutual OTC 100 Fund)                                                  96
    MassMutual Select Focused Value Fund (Formerly MassMutual Focused Value Fund)                                      99
    MassMutual Select Small Company Value Fund (Formerly MassMutual Small Company Value Fund)                         101
    MassMutual Select Mid Cap Growth Equity Fund (Formerly MassMutual Mid Cap Growth Equity Fund)                     105
    MassMutual Select Mid Cap Growth Equity II Fund (Formerly MassMutual Mid Cap Growth Equity II Fund)               107
    MassMutual Select Small Cap Growth Equity Fund (Formerly MassMutual Small Cap Growth Equity Fund)                 112
    MassMutual Select Small Company Growth Fund (Formerly MassMutual Small Company Growth Fund)                       116
    MassMutual Select Emerging Growth Fund (Formerly MassMutual Emerging Growth Fund)                                 120
    MassMutual Select Overseas Fund (Formerly MassMutual Overseas Fund)                                               123
    MassMutual Select Strategic Balanced Fund (Formerly MassMutual Strategic Balanced Fund)                           126
    MassMutual Select Destination Retirement Income Fund (Formerly MassMutual Destination Retirement Income Fund)     132
    MassMutual Select Destination Retirement 2010 Fund (Formerly MassMutual Destination Retirement 2010 Fund)         133
    MassMutual Select Destination Retirement 2020 Fund (Formerly MassMutual Destination Retirement 2020 Fund)         135
    MassMutual Select Destination Retirement 2030 Fund (Formerly MassMutual Destination Retirement 2030 Fund)         136
    MassMutual Select Destination Retirement 2040 Fund (Formerly MassMutual Destination Retirement 2040 Fund)         137

STATEMENT OF ASSETS AND LIABILITIES                                                                                   138

STATEMENT OF OPERATIONS                                                                                               150

STATEMENT OF CHANGES IN NET ASSETS                                                                                    156

FINANCIAL HIGHLIGHTS                                                                                                  168

NOTES TO FINANCIAL STATEMENTS                                                                                         232

INDEPENDENT AUDITORS' REPORT                                                                                          265

DIRECTORS AND OFFICERS (UNAUDITED)                                                                                    266

FEDERAL TAX INFORMATION (UNAUDITED)                                                                                   269

FUND EXPENSES (UNAUDITED)                                                                                             270

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE MASSMUTUAL SELECT FUNDS. INVESTORS SHOULD CONSIDER A FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY IS AVAILABLE IN THE PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

Prior to November 1, 2004, the MassMutual Select Funds were known as the MassMutual Institutional Funds.

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                    [This page is intentionally left blank.]

MASSMUTUAL SELECT FUNDS - LETTER TO SHAREHOLDERS

[PHOTO OF FREDERICK C. CASTELLANI]

FREDERICK C. CASTELLANI
"ADHERING TO A CAREFULLY DEVISED, LONG-TERM PLAN HAS HISTORICALLY PROVEN TO BE A SOUND STRATEGY, WHILE CHASING TRENDS CAN BE COSTLY. MASSMUTUAL CONTINUES TO BELIEVE THAT INVESTORS SHOULD FOCUS ON THE LONG TERM, WITH A PORTFOLIO THAT IS APPROPRIATELY DIVERSIFIED BASED ON THEIR FINANCIAL GOALS, TIME HORIZON AND RISK COMFORT LEVEL."

Welcome to the MassMutual Select Funds annual report, which covers the year ended December 31, 2004.

2004: THE YEAR IN REVIEW

The strong market headway of 2003 slowed markedly during the first half of 2004, as investors reflected upon the changing geopolitical and market environment and pondered new political leadership here at home. While the larger-cap and technology-oriented market indexes lost some ground in the first quarter, the S&P 500 Index* held its own and small-cap and international stocks posted modest gains. The bond market also benefited from slightly lower interest rates.

A seesaw of positives and negatives kept many investors from making definitive moves in the second quarter. Despite stronger economic growth and corporate profits, greater consumer confidence and improving employment statistics, higher oil prices, renewed inflation concerns and continued terrorist threats unnerved investors. As a result, many market indexes turned in nearly flat returns.

In the third quarter, stocks lost ground as high energy prices, rising interest rates, presidential election jitters and the worst hurricane season in 40 years kept investors on the defensive. Bonds outperformed stocks, despite two increases in short-term interest rates by the Federal Reserve (Fed).

As 2004 drew to a close, many investors saw gains in the major stock indexes for both the fourth quarter and the year itself. The fixed income rally that had buoyed bond prices for a good portion of the year slowed considerably in the middle of the fourth quarter. Underscoring investor preference for technology stocks over blue chips as 2004 wound down, the Nasdaq Composite Index and Dow Jones Industrial Average returned 14.69% and 7.48% for the quarter and 8.59% and 5.29% for the year, respectively. Small-cap stocks easily outdistanced large caps on both a quarterly basis and for the year. International stocks benefited from the continued weakening of the dollar relative to other currencies, as the MSCI EAFE Index outperformed nearly every other major equity index. Despite an investment trend away from fixed income and toward equities, many bond investors still notched positive returns for the year.

As with much of the year, economic news in the fourth quarter was generally mixed. Many investors were encouraged by a swift resolution to the presidential election and reports of an overall improvement in economic fundamentals. However, gyrating oil prices, predictions about a weak holiday retailing season, weak statistics for new home sales and mortgage applications and concerns about corporate earnings kept an equity rally from sustaining momentum until the second half of the fourth quarter, when a series of economic reports pointed to solid expansion and an improved outlook.

THE ROLE OF THE WEAKENING DOLLAR

In the fourth quarter of 2004, the U.S. dollar declined dramatically relative to its key benchmark currencies, including the euro, the Japanese yen and the British pound. The strong performance of international markets in 2004 directly correlates to the dollar's weakness. Currency rates suddenly became a focus for investors, who wondered about the impact to their portfolios and whether a falling dollar could be both negative and positive. The answer seems to be yes - depending on your perspective.

----------
* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

Put simply, a dollar that is strengthening can buy more units of a foreign currency; a weakening dollar will buy fewer. When the dollar strengthens, the prices of goods and services produced abroad go down for American consumers, who have more purchasing power to buy foreign securities, and a better rate of exchange when traveling abroad. Viewed differently, a strong dollar means that U.S. companies have greater difficulty doing business internationally, as they must compete with the lower prices of foreign products. Conversely, when the value of the dollar declines, foreign products become more expensive for U.S. buyers, U.S. companies can offer more competitive pricing on products overseas, foreign travelers find the U.S. to be more affordable, and securities denominated in dollars become more attractive. On the other hand, the prices of foreign-produced goods become higher for U.S. buyers - whose travel to other countries may become cost-prohibitive and whose foreign securities purchasing power diminishes.

OUTLOOK

The weakening dollar notwithstanding, as we look toward 2005, there are various encouraging economic signs on the horizon. Inflation and interest rates are still low and economic expansion has been widely substantiated. Reports on personal income, consumer confidence and durable goods have suggested the economy may sustain above-average growth in the near term, all of which could translate into stronger corporate earnings figures and higher stock prices. The Fed will likely continue to raise interest rates at a measured pace - in tandem with a potentially stronger equity environment, this may present a challenge to bond investors.

In summary, MassMutual continues to believe that investors should focus on the long term, with a portfolio that is appropriately diversified based on their financial goals, time horizon and risk comfort level. Staying the course with time-tested principles, such as diversification, has historically helped investors reach their goals, although past performance is no guarantee of future results.

/s/ Frederick C. Castellani

Frederick C. Castellani
PRESIDENT


THE OPINIONS EXPRESSED HEREIN ARE THOSE OF MASSMUTUAL AS OF JANUARY 1, 2005 AND ARE SUBJECT TO CHANGE WITHOUT NOTICE. THIS INFORMATION IS NOT TO BE CONSTRUED AS TAX, LEGAL OR INVESTMENT ADVICE.

MASSMUTUAL SELECT DIVERSIFIED VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT DIVERSIFIED VALUE
FUND?

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

HOW DID THE FUND PERFORM SINCE ITS INCEPTION?

From the date of the Fund's inception - October 15, 2004 - until December 31, 2004, the Fund's Class S shares returned 10.03%, underperforming the 10.89% return of the Russell 1000 Value Index, an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

As with much of the year, economic news in the fourth quarter was generally mixed. Many investors were encouraged by a swift resolution to the presidential election and reports of an overall improvement in economic fundamentals. However, gyrating oil prices, predictions about a weak holiday retailing season, weak statistics for new home sales and mortgage applications and concerns about corporate earnings kept an equity rally from sustaining momentum until the second half of the fourth quarter, when a series of economic reports pointed to solid expansion and an improved outlook. U.S. equity markets, as measured by the S&P 500 Index(R), rose 9.2% in the fourth quarter.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE FROM ITS INCEPTION THROUGH YEAR END?

The Fund's results in the financial sector were mixed. Bright spots included our positions in Prudential Financial, Freddie Mac and Fannie Mae - the latter of which rebounded after investors became less concerned about the company's ability to meet its increased capital requirements. However, National City, a regional bank in our portfolio, continued to suffer from growing concerns surrounding its sub-prime mortgage market business. Meanwhile, JPMorganChase was held back by worries about the sustainability of its strong earnings.

On the positive side, our consumer staples holdings fared well. Among the strongest performers were tobacco companies Altria and UST. Altria continued to benefit from an improving litigation environment, the CEO's discussion about plans for dividing the company into separate entities and the raising of prices in the U.S. for the first time in several years. Meanwhile, UST's share price rallied after the company reported strong third quarter results that were attributable to accelerating volume growth in the smokeless tobacco market.

Lastly, our railroad companies - Norfolk Southern, Burlington Northern and CSX - strongly outperformed, continuing to benefit from insufficient capacity in the trucking industry and strong demand for transportation in the U.S. Strong import trade ahead of the holiday season was a major contributor to this demand. With regard to Norfolk Southern, the company continued to exhibit the strong performance it had shown throughout the year with strength in its traffic growth, fluid network and fuel hedging program.

WHAT IS YOUR OUTLOOK?

The weakening dollar notwithstanding, as we look toward 2005, there are various encouraging economic signs on the horizon. Inflation and interest rates are still low and economic expansion has been widely substantiated. Reports on personal income, consumer confidence and durable goods have suggested the economy may sustain above-average growth in the near term, all of which could translate into stronger corporate earnings figures and higher stock prices.

                    MASSMUTUAL SELECT DIVERSIFIED VALUE FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Banking, Savings & Loans                           23.1%
          Energy                                             11.6%
          Electrical Equipment & Electronics                  7.4%
          Insurance                                           7.0%
          Financial Services                                  4.4%
          Electric Utilities                                  3.9%
          Automotive & Parts                                  3.7%
          Telephone Utilities                                 3.5%
          Tobacco                                             3.3%
          Broadcasting, Publishing & Printing                 2.9%
          Industrial - Diversified                            2.5%
          Communications                                      2.4%
          Transportation                                      2.3%
          Metals & Mining                                     2.3%
          Pharmaceuticals                                     2.2%
          Household Products                                  1.8%
          Retail                                              1.6%
          Computers & Office Equipment                        1.6%
          Foods                                               1.5%
          Forest Products & Paper                             1.4%
          Chemicals                                           1.4%
          Apparel, Textiles & Shoes                           1.3%
          Restaurants                                         1.2%
          Aerospace & Defense                                 1.2%
          Computers & Information                             1.2%
          Building Materials & Construction                   0.9%
          Prepackaged Software                                0.8%
          Home Construction, Furnishings & Appliances         0.6%
          Containers                                          0.5%
          Healthcare                                          0.4%
          Computer Related Services                           0.4%
          Entertainment & Leisure                             0.2%
          Short-Term Investments and
            Other Assets and Liabilities                     (0.5)%
                                                            -----
                                                            100.0%
                                                            =====

                    MASSMUTUAL SELECT DIVERSIFIED VALUE FUND
                                LARGEST HOLDINGS
                        LARGEST STOCK HOLDINGS (12/31/04)

                         General Electric Co.
                         Exxon Mobil Corp.
                         Citigroup, Inc.
                         Bank of America Corp.
                         JP Morgan Chase & Co.
                         Altria Group, Inc.
                         ChevronTexaco Corp.
                         Time Warner, Inc.
                         Wachovia Corp.
                         Hewlett-Packard Co.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Diversified Value Fund Class S, Class A, Class A (sales load deducted), Class Y and the Russell 1000 Value Index

MASSMUTUAL SELECT DIVERSIFIED VALUE FUND
TOTAL RETURN

                                                            SINCE INCEPTION
                                                         10/15/04 - 12/31/04
Class S                                                         10.03%
Class A                                                          9.83%
Class A (sales load deducted)*                                   3.51%
Class Y                                                          9.91%
----------------------------------------------------------------------------
Russell 1000 Value Index                                        10.89%
----------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS S     CLASS A    CLASS A (SALES LOAD DEDUCTED)   CLASS Y      RUSSELL 1000 VALUE INDEX
10/15/2004   $  10,000   $  10,000            $   9,425               $  10,000           $  10,000
   11/2004   $  10,670   $  10,660            $  10,047               $  10,670           $  10,134
   12/2004   $  11,003   $  10,983            $  10,351               $  10,991           $  11,089

Hypothetical Investments in MassMutual Select Diversified Value Fund Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index

MASSMUTUAL SELECT DIVERSIFIED VALUE FUND
TOTAL RETURN

                                                           SINCE INCEPTION
                                                         10/15/04 - 12/31/04
Class L                                                         9.99%
Class N                                                         9.84%
Class N (CDSC fees deducted)*                                   8.84%
----------------------------------------------------------------------------
Russell 1000 Value Index                                       10.89%
----------------------------------------------------------------------------

[CHART]

               CLASS N     CLASS N (CDSC FEES DEDUCTED)   CLASS L      RUSSELL 1000 VALUE INDEX
10/15/2004    $  10,000             $  10,000             $  10,000            $  10,000
   11/2004    $  10,660             $  10,560             $  10,670            $  10,134
   12/2004    $  10,984             $  10,884             $  10,999            $  11,089

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 1000 VALUE INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT FUNDAMENTAL VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT FUNDAMENTAL VALUE
FUND?

The Fund seeks long-term total return by primarily investing in equity securities, with a focus on companies with large capitalizations.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 9.80%, trailing the 10.88% return of the S&P 500 Index(R), a market-capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

Equity markets treaded water in the first quarter, as fears of lackluster job growth offset positive company comments and improved prospects for corporate profit growth. Entering the second week of March, the S&P 500 had risen more than 4%, before declining following the Madrid bombing to finish the quarter up 1.7%. Sluggish job growth weighed on consumer confidence, which sank to its lowest level since October 2003. Within the large-cap universe, value issues outperformed their growth counterparts.

In the second quarter, equity markets moved modestly higher, battling against higher energy prices, rising interest rates and the potential for an economic slowdown in China, which offset an improving economic picture. In this environment, large-cap growth stocks outpaced their value competitors.

U.S. equity markets moved lower in aggregate during the third quarter, as markets digested higher commodity prices, a flattening yield curve and prospects for decelerating earnings growth. Against this backdrop, value stocks outperformed their growth counterparts.

In the fourth quarter, equity markets moved substantially higher, as U.S. political uncertainty was lifted in November, economic fundamentals improved and energy prices corrected.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Astute stock selection in two of ten broad industry sectors added to the portfolio's benchmark-relative performance in the first quarter. Holdings in health care and consumer staples were the largest contributors, while holdings in consumer discretionary, energy and materials detracted the most from relative results. Furthermore, the Fund's overweighted allocation to semiconductors contributed to relative results, while an underweighted allocation to real estate detracted.

In the second quarter, our stock picks in six of ten broad industry sectors contributed to the portfolio's benchmark-relative performance. Our portfolio holdings in industrials, consumer staples and energy were among the largest contributors - while our positions in information technology, materials and financials detracted the most from relative results.

Stock selection in seven of ten broad industry sectors detracted from the Fund's benchmark-relative performance in the third quarter. Health care, consumer discretionary and utilities holdings were the largest contributors, while our companies in the information technology, industrials and financials sectors provided the most headwind.

Turning to the fourth quarter, our stock choices in three of ten broad industry sectors was additive to the portfolio's benchmark-relative performance. Holdings in industrials, utilities and energy were the largest contributors, while our investments in financials, materials and consumer staples detracted the most from relative results.

WHAT IS YOUR OUTLOOK?

As we begin 2005, we look for U.S. and global economic growth to decelerate to the 3% level, with a bias to the downside. The war in Iraq continues with no perceptible decline in insurgent activity, and the Asian tsunami placed a somber tone on the New Year. U.S. employment continues to grow, though at a disappointing rate.

Investors exploited much of the risk-based opportunity in the market during 2004, which leads us to focus on long cycle laggards with long-term growth opportunities and better relative valuations. We continue to find opportunities in several areas, particularly those dependent on capital spending.

                    MASSMUTUAL SELECT FUNDAMENTAL VALUE FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Banking, Savings & Loans                           18.3%
          Energy                                             10.6%
          Electric Utilities                                  7.4%
          Insurance                                           5.0%
          Pharmaceuticals                                     5.0%
          Financial Services                                  4.8%
          Broadcasting, Publishing & Printing                 4.5%
          Metals & Mining                                     4.0%
          Electrical Equipment & Electronics                  3.4%
          Machinery & Components                              3.4%
          Chemicals                                           3.3%
          Retail                                              2.5%
          Medical Supplies                                    2.5%
          Industrial - Diversified                            2.2%
          Computer Integrated Systems Design                  2.0%
          Telephone Utilities                                 2.0%
          Aerospace & Defense                                 2.0%
          Automotive & Parts                                  1.9%
          Transportation                                      1.8%
          Manufacturing                                       1.8%
          Restaurants                                         1.4%
          Air Transportation                                  1.4%
          Apparel, Textiles & Shoes                           1.3%
          Cosmetics & Personal Care                           1.2%
          Communications                                      1.2%
          Foods                                               1.1%
          Computers & Information                             1.0%
          Beverages                                           1.0%
          Computers & Office Equipment                        0.6%
          Forest Products & Paper                             0.3%
          Short-Term Investments and
            Other Assets and Liabilities                      1.1%
                                                            -----
                                                            100.0%
                                                            =====

                          MASSMUTUAL SELECT FUNDAMENTAL
                                   VALUE FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         Citigroup, Inc.
                         Exxon Mobil Corp.
                         Bank of America Corp.
                         Caterpillar, Inc.
                         JP Morgan Chase & Co.
                         Alcoa, Inc.
                         ConocoPhillips
                         National City Corp.
                         Exelon Corp.
                         WellPoint, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Fundamental Value Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index

MASSMUTUAL SELECT FUNDAMENTAL VALUE FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/01 - 12/31/04
Class S                                     9.80%                  3.92%
Class A                                     9.34%                  3.49%
Class A (sales load deducted)*              3.05%                  1.47%
Class Y                                     9.78%                  3.85%
Class L                                     9.65%                  3.75%
------------------------------------------------------------------------------
S&P 500 Index                              10.88%                  3.20%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS S     CLASS A   CLASS A (SALES LOAD DEDUCTED)    CLASS Y      CLASS L    S&P 500 INDEX
12/31/2001   $  10,000   $  10,000            $   9,425             $  10,000    $  10,000      $  10,000
   12/2002   $   7,865   $   7,833            $   7,383             $   7,859    $   7,860      $  10,321
   12/2003   $  10,222   $  10,138            $   9,555             $  10,203    $  10,184      $  10,651
   12/2004   $  11,224   $  11,085            $  10,447             $  11,202    $  11,167      $  10,992

Hypothetical Investments in MassMutual Select Fundamental Value Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MASSMUTUAL SELECT FUNDAMENTAL VALUE FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     12/31/02 - 12/31/04
Class N                                     9.10%                 18.62%
Class N (CDSC fees deducted)*               8.10%                 18.62%
------------------------------------------------------------------------------
S&P 500 Index                              10.88%                 19.44%
------------------------------------------------------------------------------

[CHART]

              CLASS N     CLASS N (CDSC FEES DEDUCTED)    S&P 500 INDEX
12/31/2002   $  10,000               10,000                 $  10,000
   12/2003   $  12,903               12,803                 $  12,883
   12/2004   $  14,077               14,077                 $  14,273

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT VALUE EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT VALUE EQUITY FUND?

The Fund seeks long-term growth of capital by investing in securities of companies that Fund management believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow - or in relation to securities of other companies in the same industry.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 13.31%, trailing the 16.50% return of the Russell 1000 Value Index(R), which measures the performance of those companies in the Russell 1000 Index(R) with attributes common to the value universe. THE Russell 1000 Index(R) is an unmanaged index of the 1000 largest U.S. common stocks based on market capitalization.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

Stock returns were mixed during the first quarter of 2004. The broader market, as measured by the S&P 500 Index(R), posted modest gains due to strong corporate earnings, positive economic news and continued low interest rates. Sluggish job growth, high energy prices and geopolitical concerns, however, made investors cautious about some sectors of the market. These conditions benefited value stocks, as investors shifted away from the riskier, high-growth stocks that were standouts in 2003.

The second quarter was similar to the first, with stock returns that were, once again, mixed. The S&P 500 Index(R) posted slight gainS due to improving corporate earnings and positive economic news, including stronger employment growth. However, rising interest rates, high energy prices and geopolitical concerns once again gave investors pause about certain sectors of the market. As a result, these conditions benefited sectors such as industrials and energy, but hampered the more interest-rate-sensitive industries, such as financials. From a style perspective, value stocks underperformed their growth counterparts.

Similar to the first two quarters, stock returns were mixed during the third quarter. The broader market, as measured by the S&P 500 Index(R), declined, partly due to geopolitical concerns and record-high oil prices. However, strong corporate earnings and tamE inflation provided a positive environment for some areas of the market. Domestically, there appeared to be a rotation into more defensive names, as large caps outperformed small caps and value outperformed growth. However, this pattern didn't hold true abroad, where emerging-markets stocks posted the strongest gains.

In a turnaround from results in the first three quarters, stocks advanced sharply during the fourth quarter of 2004. With the U.S. presidential election decided and oil prices easing, equities rallied to finish the year strong. Domestic stocks also were helped by such positive economic data as lower unemployment, solid growth in GDP and favorable consumer sentiment. Growth stocks - and technology stocks in particular - were the top performers during the period, as investors backed off from the cautionary stance they took earlier in the year. Small-cap stocks finished the year especially strong, and for the sixth straight year, the small-cap Russell 2000 Index(R) outperformed the large-cap Russell 1000 Index(R).

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

In the first quarter, the Fund suffered relative to the Russell 1000 Value Index(R) from both weak industry selection and negative stock selection, particularly within the financials and information technology sectors. On a positive note, the Fund benefited from favorable security and industry selection in the consumer discretionary sector. Leading the way were some good picks and underweighting in the poor-performing automobiles industry, which declined due to the potential for increased interest rates.

Turning to the second quarter, the Fund benefited on a relative basis from both strong industry selection and positive stock selection, particularly within the industrials and health care sectors. Specifically, the Fund's overweight to industrials added to performance, as the global economic recovery continued and boosted industrial conglomerates. Detracting from performance during the period were our holdings within the consumer discretionary sector. Media stocks, particularly those involved with radio broadcasting, continued to suffer from a slow recovery in advertising spending and issues related to the broadcasting of indecent material. The Fund's positioning in the energy sector also hurt performance.

Detracting from returns in the third quarter was weak security selection within the industrials sector. The Fund's positioning in the poor-performing information technology sector, and semiconductor stocks in particular, also hurt results. On the positive side, the Fund benefited from strong stock selection in both the materials and energy sectors.

As 2004 came to a close, the Fund benefited from strong security selection within the materials and industrials sectors. Detracting from performance during the fourth quarter was weak security selection within the technology sector, where our positions in some semiconductor stocks did not perform as well as the rest of the market. An overweighting in major holding American International Group was another source of underperformance, as the large life insurance company came under government scrutiny related to an alleged insurance bid-rigging scandal.

                       MASSMUTUAL SELECT VALUE EQUITY FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Energy                                             11.5%
          Banking, Savings & Loans                           10.7%
          Electrical Equipment & Electronics                  7.7%
          Chemicals                                           5.4%
          Financial Services                                  5.2%
          Insurance                                           4.9%
          Pharmaceuticals                                     4.7%
          Medical Supplies                                    4.0%
          Commercial Services                                 3.9%
          Aerospace & Defense                                 3.8%
          Communications                                      3.7%
          Broadcasting, Publishing & Printing                 2.3%
          Industrial - Diversified                            2.2%
          Electric Utilities                                  2.2%
          Prepackaged Software                                2.0%
          Metals & Mining                                     1.9%
          Telephone Utilities                                 1.9%
          Computers & Information                             1.9%
          Tobacco                                             1.9%
          Retail                                              1.8%
          Transportation                                      1.4%
          Building Materials & Construction                   1.3%
          Healthcare                                          1.3%
          Containers                                          1.2%
          Restaurants                                         0.9%
          Home Construction, Furnishings & Appliances         0.9%
          Machinery & Components                              0.9%
          Entertainment & Leisure                             0.8%
          Foods                                               0.7%
          Advertising                                         0.6%
          Data Processing & Preparation                       0.6%
          Air Transportation                                  0.5%
          Computers & Office Equipment                        0.5%
          Forest Products & Paper                             0.4%
          Apparel, Textiles & Shoes                           0.4%
          Internet Software                                   0.4%
          Information Retrieval Services                      0.4%
          Cosmetics & Personal Care                           0.4%
          Photography Equipment/Supplies                      0.3%
          Computer Integrated Systems Design                  0.3%
          Manufacturing                                       0.3%
          Beverages                                           0.3%
          Internet Content                                    0.3%
          Retail - Grocery                                    0.2%
          Household Products                                  0.1%
          Automotive & Parts                                  0.1%
          Industrial - Distribution                           0.1%
          Heavy Machinery                                     0.0%
          Short-Term Investments and
            Other Assets and Liabilities                      0.8%
                                                          -------
                                                            100.0%
                                                          =======

                       MASSMUTUAL SELECT VALUE EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         General Electric Co.
                         Exxon Mobil Corp.
                         Bank of America Corp.
                         Honeywell International, Inc.
                         American International Group, Inc.
                         Wachovia Corp.
                         SBC Communications, Inc.
                         Tyco International Limited
                         Altria Group, Inc.
                         Baxter International, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Value Equity Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 1000 Value Index

MASSMUTUAL SELECT VALUE EQUITY FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     5/1/01 - 12/31/04
Class S                                    13.31%                3.15%
Class A                                    12.91%                2.70%
Class A (sales load deducted)*              6.42%                1.05%
Class Y                                    13.47%                3.12%
Class L                                    13.16%                2.97%
------------------------------------------------------------------------------
Russell 1000 Value Index                   16.50%                5.65%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             CLASS S      CLASS A   CLASS A (SALES LOAD DEDUCTED)     CLASS Y     CLASS L    RUSSELL 1000 VALUE INDEX
5/1/2001    $  10,000   $  10,000             $   9,425              $  10,000   $  10,000          $  10,000
 12/2001    $   9,391   $   9,371             $   8,833              $   9,388   $   9,379          $   9,559
 12/2002    $   7,810   $   7,752             $   7,307              $   7,804   $   7,788          $   8,076
 12/2003    $   9,890   $   9,765             $   9,203              $   9,864   $   9,839          $  10,501
 12/2004    $  11,206   $  11,026             $  10,392              $  11,193   $  11,133          $  12,233

Hypothetical Investments in MassMutual Select Value Equity Fund, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index

MASSMUTUAL SELECT VALUE EQUITY FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/02 - 12/31/04
Class N                                    12.51%                18.99%
Class N (CDSC fees deducted)*              11.51%                18.99%
------------------------------------------------------------------------------
Russell 1000 Value Index                   16.50%                23.14%
------------------------------------------------------------------------------

[CHART]

              CLASS N    CLASS N (CDSC FEES DEDUCTED)    RUSSELL 1000 VALUE INDEX
12/31/2002   $  10,000            $  10,000                      $  10,000
   12/2003   $  12,590            $  12,490                      $  13,037
   12/2004   $  14,164            $  14,164                      $  15,172

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 1000 VALUE INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT LARGE CAP VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT LARGE CAP VALUE FUND?

This Fund seeks both capital growth and income by selecting high-quality, large-capitalization companies primarily in the S&P 500 Index(R).

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 12.11%, outpacing the 10.88% return of the S&P 500 Index(R), a market-capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The U.S. stock market moved sideways in the first quarter of 2004, against a backdrop of unsettling geopolitical events and mixed economic data. Continuing that trend in both the second and third quarters of the year, geopolitical concerns, high energy prices and expectations of rising interest rates kept the equity markets in a narrow trading range. Finally, in the fourth quarter, the U.S. stock market, as represented by the S&P 500 Index(R), made some progress, advancinG 9.23%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE - AND HOW DID YOU RESPOND?

During the first quarter, the Fund's top-performing positions included Bank One, American Express, Berkshire Hathaway, American International Group, Loews and Tyco. Microsoft, Sealed Air, Comcast, HSBC Holdings and Wells Fargo were among the holdings that detracted from returns. During the period, we made notable changes to the portfolio, including the purchase of Comcast, the largest cable provider in the U.S. We added this holding at what we believe represents a reasonable valuation based on our analysis of its management quality, business fundamentals and competitive advantages.

During the second quarter, top contributors to the Fund's results included Tyco International, EOG Resources, Costco Wholesale, Devon Energy and ConocoPhillips. Detractors included Altria Group, Citigroup, Bank One, Berkshire Hathaway and Golden West Financial. We made no significant changes to the portfolio during the second quarter.

Our energy positions were among the top performers in the third quarter, while detractors were largely stock-specific. Top-performing holdings included Occidental Petroleum, JPMorgan Chase, ConocoPhillips, CenterPoint Properties and HSBC Holdings. Detractors included Sealed Air, Tyco, Transatlantic Holdings, American International Group and Lexmark International. Significant changes to the portfolio included the addition of Marsh & McLennan Companies and Cardinal Health, Inc. and the sale of Marriott and Kraft Foods.

Turning to the fourth quarter, performance was driven by individual holdings, including Altria Group, Tyco, American Express and Comcast, Costco Wholesale. Detracting from performance were Eli Lilly, Pfizer, Aon, American International Group and Marsh & McLennan. During this timeframe, we purchased Iron Mountain and sold Pfizer.

WHAT IS YOUR OUTLOOK?

We believe that a competing set of headwinds and tailwinds could result in a range-bound market for some time and that stock selection will be the key to generating above-average results.

                     MASSMUTUAL SELECT LARGE CAP VALUE FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Banking, Savings & Loans                           17.9%
          Financial Services                                 13.6%
          Insurance                                          13.3%
          Energy                                              8.2%
          Broadcasting, Publishing & Printing                 5.8%
          Tobacco                                             5.2%
          Commercial Services                                 4.4%
          Industrial - Diversified                            4.2%
          Retail                                              4.1%
          Containers                                          2.8%
          Pharmaceuticals                                     2.6%
          Beverages                                           2.0%
          Computers & Information                             1.6%
          Building Materials & Construction                   1.4%
          Healthcare                                          1.3%
          Prepackaged Software                                1.0%
          Foods                                               1.0%
          Transportation                                      0.8%
          Communications                                      0.7%
          Diversified Financial                               0.7%
          Advertising                                         0.3%
          Household Products                                  0.0%
          Short-Term Investments and
            Other Assets and Liabilities                      7.1%
                                                          -------
                                                            100.0%
                                                          =======

                     MASSMUTUAL SELECT LARGE CAP VALUE FUND
                         LARGEST STOCK HOLDINGS 12/31/04

                         American Express Co.
                         Altria Group, Inc.
                         American International Group, Inc.
                         Berkshire Hathaway, Inc. Cl. A
                         Tyco International Limited
                         Comcast Corp. Special Cl. A
                         Costco Wholesale Corp.
                         Wells Fargo & Co.
                         JP Morgan Chase & Co.
                         Citigroup, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Large Cap Value Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index.

MASSMUTUAL SELECT LARGE CAP VALUE FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     5/1/00 - 12/31/04
Class S                                    12.11%                 1.69%
Class A                                    11.55%                 1.19%
Class A (sales load deducted)*              5.13%                -0.08%
Class Y                                    12.06%                 1.61%
Class L                                    11.94%                 1.45%
------------------------------------------------------------------------------
S&P 500 Index                              10.88%                -2.29%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS S     CLASS A     CLASS A (SALES LOAD DEDUCTED)     CLASS Y     CLASS L    S&P 500 INDEX
5/1/2000   $  10,000   $  10,000              $   9,425              $  10,000   $  10,000     $  10,000
 12/2000   $   9,992   $   9,964              $   9,391              $   9,992   $   9,974     $   9,162
 12/2001   $   8,873   $   8,794              $   8,288              $   8,858   $   8,830     $   8,074
 12/2002   $   7,407   $   7,311              $   6,891              $   7,395   $   7,361     $   6,290
 12/2003   $   9,646   $   9,476              $   8,931              $   9,616   $   9,553     $   8,094
 12/2004   $  10,815   $  10,570              $   9,963              $  10,776   $  10,694     $   8,974

Hypothetical Investments in MassMutual Select Large Cap Value Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MASSMUTUAL SELECT LARGE CAP VALUE FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/02 - 12/31/04
Class N                                    11.24%                 20.02%
Class N (CDSC fees deducted)*              10.24%                 20.02%
------------------------------------------------------------------------------
S&P 500 Index                              10.88%                 19.44%
------------------------------------------------------------------------------

[CHART]

              CLASS N    CLASS N (CDSC FEES DEDUCTED)    S&P 500 INDEX
12/31/2002   $  10,000            $  10,000                $  10,000
   12/2003   $  12,954            $  12,854                $  12,883
   12/2004   $  14,411            $  14,411                $  14,273

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT INDEXED EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT INDEXED EQUITY FUND?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of larger-capitalized companies. The Fund pursues this objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500 Index(R).

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund'S Class S shares returned 10.39%, nearly in line with the 10.88% return of the S&P 500 Index(R), a market-capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT BACKDROP DURING THE PERIOD?

While the U.S. economy continued to demonstrate signs of improvement during the first few months of 2004, a muted improvement in job growth dampened enthusiasm. Given the pace of economic growth, the sluggish job market implied a significant increase in corporate productivity, expected to translate into continued strong corporate profits. In this environment, value stocks continued to outpace growth stocks as they did in 2003.

During the second quarter, the U.S. economy was positively impacted by a number of factors, including a rise in consumer confidence, rising corporate profits and improvements in the labor market, although the market was held back by a number of factors, including concerns of a Federal Reserve (Fed) interest rate hike and the handover of power in Iraq. The market gained some stability with both events taking place uneventfully at the end of June; however, investors remained cautious. Fixed-income markets struggled during the period, sparked by the rate increase and anticipation of further increases.

In the third quarter, rapidly increasing oil prices, continued global instability and concerns over the lack of job growth tempered the performance of U.S. equity markets. The Fed raised the federal funds rate by 0.25% and affirmed its expectations that the flow of future economic data would support continued tightening at a measured pace. Bonds outperformed stocks for the quarter by approximately five percentage points. Global equity markets generally fared better than the U.S. equity markets, led by favorable performance across Europe.

The U.S. economy rallied again in the fourth quarter. Economic growth, changing from a consumption-driven trend to one fueled by business and business investment, advanced slightly, although corporate executives were cautiously optimistic. Inflation remained relatively under control, and expectations continued that the Fed would maintain a measured pace of interest rate increases. Although the dollar, on a trade-weighted basis, continued to decline, the desirability of U.S. assets remained quite high.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

In the first quarter, sector performance was mixed. The financials sector provided the greatest contribution to the market's return; consumer staples and energy also helped boost index performance. Conversely, the information technology sector, which drove the performance of the index in 2003, lagged in the first quarter.

Sector results were also mixed in the second quarter, as the financial services sector, which has the largest weight in the S&P 500, underperformed all other groups. On the other hand, the S&P's second-largest sector, information technology, advanced for the period. Energy was the best-performing sector.

Continuing the trend of the prior two quarters, sector performance throughout the third quarter was mixed. The energy sector, driven by the rise in oil prices, advanced the most, while information technology turned in the worst performance, losing ground during the period.

During the final quarter of 2004, all sectors generated results of 4.7% or better, with the information technology sector's double-digit advance leading the way. The financials sector also drove performance for the period.

                      MASSMUTUAL SELECT INDEXED EQUITY FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Banking, Savings & Loans                           11.7%
          Pharmaceuticals                                     8.5%
          Energy                                              7.2%
          Electrical Equipment & Electronics                  6.8%
          Retail                                              5.7%
          Insurance                                           4.9%
          Computers & Information                             4.4%
          Prepackaged Software                                4.2%
          Financial Services                                  3.9%
          Broadcasting, Publishing & Printing                 2.8%
          Electric Utilities                                  2.7%
          Medical Supplies                                    2.4%
          Cosmetics & Personal Care                           2.3%
          Beverages                                           2.2%
          Communications                                      2.2%
          Telephone Utilities                                 2.2%
          Commercial Services                                 2.0%
          Foods                                               1.9%
          Transportation                                      1.9%
          Aerospace & Defense                                 1.9%
          Industrial - Diversified                            1.9%
          Chemicals                                           1.6%
          Tobacco                                             1.3%
          Healthcare                                          1.1%
          Entertainment & Leisure                             1.0%
          Automotive & Parts                                  1.0%
          Machinery & Components                              0.9%
          Computers & Office Equipment                        0.9%
          Data Processing & Preparation                       0.8%
          Apparel, Textiles & Shoes                           0.8%
          Metals & Mining                                     0.7%
          Household Products                                  0.6%
          Restaurants                                         0.5%
          Forest Products & Paper                             0.5%
          Information Retrieval Services                      0.5%
          Computer Integrated Systems Design                  0.4%
          Manufacturing                                       0.4%
          Communications Equipment                            0.4%
          Lodging                                             0.3%
          Home Construction, Furnishings & Appliances         0.3%
          Advertising                                         0.2%
          Building Materials & Construction                   0.2%
          Real Estate                                         0.2%
          Containers                                          0.2%
          Air Transportation                                  0.1%
          Toys, Games                                         0.1%
          Retail - Grocery                                    0.1%
          Photography Equipment/Supplies                      0.1%
          Industrial - Distribution                           0.0%
          Computer Programming Services                       0.0%
          Travel                                              0.0%
          Futures                                             0.0%
          Short-Term Investments and
            Other Assets and Liabilities                      1.1%
                                                            -----
                                                            100.0%
                                                            =====

                      MASSMUTUAL SELECT INDEXED EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         General Electric Co.
                         Exxon Mobil Corp.
                         Microsoft Corp.
                         Citigroup, Inc.
                         Wal-Mart Stores, Inc.
                         Pfizer, Inc.
                         Bank of America Corp.
                         Johnson & Johnson
                         American International Group, Inc.
                         International Business Machines Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Indexed Equity Fund Class S, Class A, Class A (sales load deducted), Class Y and the S&P 500 Index

MASSMUTUAL SELECT INDEXED EQUITY FUND
TOTAL RETURN

                                                             FIVE YEAR          SINCE INCEPTION
                                      ONE YEAR            AVERAGE ANNUAL        AVERAGE ANNUAL
                                  1/1/04 - 12/31/04      1/1/00 - 12/31/04     3/1/98 - 12/31/04
Class S                                10.39%                 -2.73%                3.21%
Class A                                10.01%                 -3.14%                2.74%
Class A (sales load deducted)*          3.69%                 -4.28%                1.85%
Class Y                                10.31%                 -2.77%                3.14%
------------------------------------------------------------------------------------------------
S&P 500 Index                          10.88%                 -2.30%                3.66%
------------------------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS S     CLASS A    CLASS A (SALES LOAD DEDUCTED)     CLASS Y      S&P 500 INDEX
3/1/1998   $  10,000   $  10,000            $   9,425               $  10,000       $  10,000
 12/1998   $  11,833   $  11,770            $  11,094               $  11,807       $  11,862
 12/1999   $  14,250   $  14,107            $  13,296               $  14,213       $  14,358
 12/2000   $  12,901   $  12,714            $  11,983               $  12,868       $  13,052
 12/2001   $  11,311   $  11,101            $  10,462               $  11,276       $  11,502
 12/2002   $   8,776   $   8,576            $   8,083               $   8,742       $   8,961
 12/2003   $  11,242   $  10,934            $  10,305               $  11,199       $  11,530
 12/2004   $  12,411   $  12,029            $  11,337               $  12,353       $  12,784

Hypothetical Investments in MassMutual Select Indexed Equity Fund Class L and the S&P 500 Index

MASSMUTUAL SELECT INDEXED EQUITY FUND
TOTAL RETURN

                                                             FIVE YEAR          SINCE INCEPTION
                                      ONE YEAR            AVERAGE ANNUAL        AVERAGE ANNUAL
                                  1/1/04 - 12/31/04      1/1/00 - 12/31/04     7/1/99 - 12/31/04
Class L                                10.25%                 -2.88%                -1.35%
------------------------------------------------------------------------------------------------
S&P 500 Index                          10.88%                 -2.30%                -0.76%
------------------------------------------------------------------------------------------------

[CHART]

            CLASS L    S&P 500 INDEX
7/1/1999    $ 10,000     $ 10,000
 12/1999    $ 10,738     $ 10,771
 12/2000    $  9,705     $  9,791
 12/2001    $  8,496     $  8,628
 12/2002    $  6,582     $  6,722
 12/2003    $  8,417     $  8,649
 12/2004    $  9,279     $  9,590

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Indexed Equity Fund Class Z and the S&P 500 Index

MASSMUTUAL SELECT INDEXED EQUITY FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     5/1/01 - 12/31/04
Class Z                                    10.68%                 0.65%
-----------------------------------------------------------------------------
S&P 500 Index                              10.88%                 0.84%
-----------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                 CLASS Z        S&P 500 INDEX
5/1/2001       $   10,000         $   10,000
 12/2001       $    9,267         $    9,277
 12/2002       $    7,207         $    7,227
 12/2003       $    9,252         $    9,299
 12/2004       $   10,240         $   10,310

Hypothetical Investments in MassMutual Select Indexed Equity Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MASSMUTUAL SELECT INDEXED EQUITY FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/02 - 12/31/04
Class N                                     9.59%                 18.10%
Class N (CDSC fees deducted)*               8.59%                 18.10%
------------------------------------------------------------------------------
S&P 500 Index                              10.88%                 19.44%
------------------------------------------------------------------------------

[CHART]

                 CLASS N    CLASS N (CDSC FEES DEDUCTED)   S&P 500 INDEX
12/31/2002     $   10,000            $   10,000              $   10,000
   12/2003     $   12,734            $   12,634              $   12,883
   12/2004     $   13,955            $   13,955              $   14,273

* CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT BLUE CHIP GROWTH FUND?

This Fund seeks growth of capital over the long term by normally investing at least 80% of assets in blue chip companies. Blue chip companies include companies whose stock is included in the Standard & Poor's 500(SM) Index (S&P 500(R)) or the Dow Jones Industrial Average, and companies with market capitalizations of at least $1 billion if not included in either index. (A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment.)

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 5.80%, lagging the 10.88% return of the S&P 500 Index(R), a market-capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The U.S. market, as measured by the S&P 500 Index(R), eked out a small gain in the firsT quarter of 2004. The year started off strongly with a rally in January, but some of the market's initial enthusiasm was dampened as the quarter progressed. In February, the market declined when the Federal Reserve Board
(Fed) softened its language against raising interest rates. The market stayed in a trading range for most of February, but declined further in March with the issuance of a disappointing payroll report and news of the Madrid train bombings, which indicated a resurgence of al Qaeda.

The S&P 500 Index(R) posted a modest return in the second quarter, as employment gains underscored a robust economic recovery witH corporations posting strong earnings growth. However, anticipation of higher interest rates overshadowed the good economic news. The Fed met expectations when it raised the federal funds rate by 0.25% at the end of June.

In the third quarter, the S&P 500 Index(R) lost ground, as growth-oriented stocks, such as those found in the technology sector, werE among the worst performers due to lowered earnings expectations. Oil prices inched towards $50 per barrel, raising fears that consumers could be hard hit in the upcoming winter heating season. Despite higher energy prices, inflation remained relatively tame, although the Fed raised interest rates twice during the quarter.

Equities ended the year nicely by posting strong results in the fourth quarter. The S&P 500 Index(R) gained nearly 10%, while otheR major indexes posted double-digit gains. Technology stocks, as measured by the NASDAQ Composite Index, performed best, and small-cap issues outpaced their larger-cap counterparts. Several factors likely contributed to the market's strong fourth quarter rally, including an uneventful conclusion to the presidential election and easing oil prices. International stocks also were strong performers, led by emerging markets.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

The Fund's overweighted position in technology stocks was the largest detractor from performance in the first quarter, as the group was the worst-performing sector during the period. Further hampering returns was security selection in the consumer discretionary sector. Conversely, security selection in the technology and health care sectors contributed to performance.

In the second quarter, a rebound in overall corporate technology helped software companies advance. Top-ten holding Microsoft, a software industry bellwether, added to the Fund's performance, as industry analysts' predictions that the company might consider a dividend increase sent the stock higher. The Fund also benefited from its position in an online services provider that posted solid first quarter results. Elsewhere, oil prices rose to a record high of $42 per barrel during the quarter, as turmoil in the Middle East raised concerns about the stability of future oil production. Prices eased when OPEC announced it would increase production by 2.5 million barrels in the summer months. Although large integrated energy companies were the big beneficiaries of the increasing commodity prices, our underweight in the energy sector detracted from returns. Within the health care sector, security selection in the pharmaceuticals industry impaired the Fund's performance.

In the third quarter, the Fund held an overweighted position in technology, the worst-performing sector of the market. Financial stocks outperformed the broader market, and our underweight to that sector further detracted from performance. Security selection in health care and consumer discretionary stocks was additive to returns, however.

An overweighting in health care stocks was the main detractor from relative results in the fourth quarter, as the sector lagged the overall market amid product recalls and concerns about declining product pipelines. Also hampering the Fund's results was security selection in technology - particularly our underweight in a hardware maker that enjoyed continued market demand for its portable digital music players. Conversely, performance was fueled by an overweighting in technology stocks, the best-performing sector in the S&P 500 during the period. Our positioning in energy holdings, including underweighting some of the integrated oil companies that declined as the price of oil eased, also contributed.

                     MASSMUTUAL SELECT BLUE CHIP GROWTH FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Pharmaceuticals                                    12.9%
          Electrical Equipment & Electronics                  9.6%
          Computers & Information                             7.0%
          Banking, Savings & Loans                            6.6%
          Prepackaged Software                                6.0%
          Retail                                              5.7%
          Cosmetics & Personal Care                           4.6%
          Energy                                              4.5%
          Medical Supplies                                    4.5%
          Financial Services                                  4.0%
          Insurance                                           3.2%
          Commercial Services                                 2.7%
          Industrial - Diversified                            2.3%
          Communications                                      2.2%
          Beverages                                           2.2%
          Transportation                                      2.1%
          Broadcasting, Publishing & Printing                 1.8%
          Healthcare                                          1.8%
          Aerospace & Defense                                 1.7%
          Chemicals                                           1.5%
          Information Retrieval Services                      1.3%
          Entertainment & Leisure                             1.0%
          Data Processing & Preparation                       1.0%
          Apparel, Textiles & Shoes                           1.0%
          Manufacturing                                       1.0%
          Restaurants                                         0.9%
          Machinery & Components                              0.9%
          Tobacco                                             0.7%
          Building Materials & Construction                   0.6%
          Foods                                               0.6%
          Advertising                                         0.6%
          Computer Integrated Systems Design                  0.4%
          Telephone Utilities                                 0.4%
          Air Transportation                                  0.3%
          Containers                                          0.2%
          Retail - Internet                                   0.2%
          Internet Content                                    0.1%
          Home Construction, Furnishings & Appliances         0.1%
          Communications Equipment                            0.1%
          Short-Term Investments and
            Other Assets and Liabilities                      1.7%
                                                            -----
                                                            100.0%
                                                            =====

                                         MASSMUTUAL SELECT BLUE CHIP GROWTH FUND
                                            LARGEST STOCK HOLDINGS (12/31/04)

                                           Microsoft Corp.
                                           General Electric Co.
                                           Pfizer, Inc.
                                           Johnson & Johnson
                                           Intel Corp.
                                           American International Group, Inc.
                                           Cisco Systems, Inc.
                                           The Procter & Gamble Co.
                                           Dell, Inc.
                                           Wal-Mart Stores, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Blue Chip Growth Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index.

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     6/1/01 - 12/31/04
Class S                                     5.80%               -3.06%
Class A                                     5.32%               -3.55%
Class A (sales load deducted)*             -0.74%               -5.13%
Class Y                                     5.83%               -3.17%
Class L                                     5.58%               -3.30%
-----------------------------------------------------------------------------
S&P 500 Index                              10.88%                0.67%
-----------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS S     CLASS A   CLASS A (SALES LOAD DEDUCTED)   CLASS Y     CLASS L    S&P 500 INDEX
6/1/2001   $  10,000   $  10,000            $   9,425            $  10,000   $  10,000     $  10,000
 12/2001   $   9,100   $   9,070            $   8,548            $   9,100   $   9,090     $   9,215
 12/2002   $   6,786   $   6,720            $   6,334            $   6,774   $   6,760     $   7,179
 12/2003   $   8,454   $   8,339            $   7,860            $   8,417   $   8,399     $   9,237
 12/2004   $   8,944   $   8,783            $   8,278            $   8,908   $   8,868     $  10,242

Hypothetical Investments in MassMutual Select Blue Chip Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/02 - 12/31/04
Class N                                    5.05%                  13.94%
Class N (CDSC fees deducted)*              4.05%                  13.94%
------------------------------------------------------------------------------
S&P 500 Index                             10.88%                  19.44%
------------------------------------------------------------------------------

[CHART]

              CLASS N    CLASS N (CDSC FEES DEDUCTED)    S&P 500 INDEX
12/31/2002   $  10,000            $  10,000                $  10,000
   12/2003   $  12,364            $  12,264                $  12,883
   12/2004   $  12,988            $  12,988                $  14,273

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT LARGE CAP GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT LARGE CAP GROWTH FUND?

The Fund seeks long-term growth of capital and future income by normally investing primarily in the common stocks and securities convertible into common stocks of companies the Fund's sub-advisor believes offer prospects for long-term growth and that, at the time of purchase, have market capitalizations of at least approximately $10 billion.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 7.08%, lagging the 10.88% return of the S&P 500 Index(R), a market-capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

In the first quarter, the Fund's large-capitalization growth investment style was out of favor, as value stocks outperformed growth issues and, continuing the trend of the 2003 rally, smaller-capitalization stocks significantly outpaced large-capitalization issues. For the six-month period as well, small-capitalization stocks outperformed their large-cap counterparts.

U.S. equity markets lost ground in the third quarter on fears that economic growth was weakening, although a modest rebound in September offset some of July's sharp losses. In the fourth quarter, a major turnaround occurred, as the markets reacted favorably to both the outcome of the U.S. presidential election and falling oil prices. As a result, strong returns were posted across the board as 2004 came to a close.

WHAT FACTORS CONTRIBUTED TO THE FUND'S RELATIVE PERFORMANCE?

During the first quarter, the portfolio gained the most ground in the financial services sector due to both good stock selection and an overweight position. Strong stock selection in the producer durables sector also contributed to performance. Conversely, the Fund lost the most traction as a result of choices made in the consumer staples sector - both less-than-favorable stock selection and an underweighting in this outperforming sector provided a headwind to the Fund's progress.

In the second quarter, performance was boosted by the Fund's holdings in the consumer discretionary sector, as the benefit gained from a single holding significantly exceeded the loss from overweighting this underperforming sector. The Fund also advanced considerably due to good stock selection in the technology sector, where much of the outperformance was attributable to a large position in Microsoft. On the other hand, the Fund was hampered the most by the financial services sector, where both sub-par stock selection and an overweight position impaired returns.

The portfolio advanced in the third quarter due to favorable stock selection in the health care sector. An overweighting to the outperforming financial services sector also contributed. Conversely, the Fund lost some ground due to the consumer discretionary sector, as the drag from less-than-favorable stock selection exceeded the benefit from overweighting this relatively good-performing sector.

Turning to the fourth quarter, the portfolio's performance was fueled by the consumer discretionary sector, due to both favorable stock selection and an overweight position. Our overweight position in the technology sector also proved favorable. Hampering performance, however, was our modestly weak stock selection in the health care sector.

WHAT IS YOUR OUTLOOK?

In our view, investors are underestimating the outlook for the U.S. economy and corporate profitability, providing us with an unusual opportunity to buy superior growth companies at little valuation premium. In an environment that seems conducive to further economic and earnings expansion, the premium for growth stocks relative to the broad market is as low as it has been in the past 25 years. We believe investors' degree of wariness concerning the prospects for growth stocks is unwarranted.

                     MASSMUTUAL SELECT LARGE CAP GROWTH FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Pharmaceuticals                                    11.6%
          Computers & Information                             7.6%
          Prepackaged Software                                7.6%
          Electrical Equipment & Electronics                  7.4%
          Retail                                              7.1%
          Communications                                      7.1%
          Medical Supplies                                    6.2%
          Financial Services                                  5.3%
          Information Retrieval Services                      4.7%
          Banking, Savings & Loans                            4.6%
          Insurance                                           4.5%
          Broadcasting, Publishing & Printing                 4.1%
          Commercial Services                                 4.0%
          Cosmetics & Personal Care                           4.0%
          Household Products                                  2.8%
          Energy                                              2.5%
          Healthcare                                          2.3%
          Manufacturing                                       1.7%
          Transportation                                      1.5%
          Home Construction, Furnishings & Appliances         0.9%
          Computer Programming Services                       0.7%
          Retail - Internet                                   0.3%
          Foods                                               0.2%
          Retail - Grocery                                    0.2%
          Short-Term Investments and
            Other Assets and Liabilities                      1.1%
                                                            -----
                                                            100.0%
                                                            =====

                     MASSMUTUAL SELECT LARGE CAP GROWTH FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         Dell, Inc.
                         eBay, Inc.
                         Yahoo!, Inc.
                         Amgen, Inc.
                         Electronic Arts, Inc.
                         Lowe's Companies, Inc.
                         Qualcomm, Inc.
                         General Electric Co.
                         American International Group, Inc.
                         Citigroup, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Large Cap Growth Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index

MSSMUTUAL SELECT LARGE CAP GROWTH FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/01 - 12/31/04
Class S                                    7.08%                 -2.88%
Class A                                    6.49%                 -3.34%
Class A (sales load deducted)*             0.36%                 -5.23%
Class Y                                    6.86%                 -2.99%
Class L                                    6.72%                 -3.12%
------------------------------------------------------------------------------
S&P 500 Index                             10.88%                  3.20%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS S     CLASS A   CLASS A (SALES LOAD DEDUCTED)   CLASS Y      CLASS L    S&P 500 INDEX
12/31/2001   $  10,000   $  10,000           $   9,425             $  10,000    $  10,000     $  10,000
   12/2002   $   7,010   $   6,970           $   6,569             $   7,000    $   6,990     $  10,321
   12/2003   $   8,556   $   8,480           $   7,992             $   8,543    $   8,520     $  10,651
   12/2004   $   9,161   $   9,030           $   8,511             $   9,129    $   9,093     $  10,992

Hypothetical Investments in MassMutual Select Large Cap Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MASSMUTUAL SELECT LARGE CAP GROWTH FUND
TOTAL RETURN

                                                            SINCE INCEPTION
                                          ONE YEAR          AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/02 - 12/31/04
Class N                                    7.72%                 14.22%
Class N (CDSC fees deducted)*              6.72%                 14.22%
------------------------------------------------------------------------------
S&P 500 Index                             10.88%                 19.44%
------------------------------------------------------------------------------

[CHART]

              CLASS N    CLASS N (CDSC FEES DEDUCTED)    S&P 500 INDEX
12/31/2002   $  10,000            $  10,000                $  10,000
   12/2003   $  12,115            $  12,015                $  12,883
   12/2004   $  13,050            $  13,050                $  14,273

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT GROWTH EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT GROWTH EQUITY FUND?

This Fund seeks long-term growth of capital and future income by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies the Fund's sub-adviser believes offer prospects for long-term growth.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 4.96%, trailing the 10.88% return of the S&P 500 Index(R), a market-capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The close of the first six months of 2004 saw U.S. equity markets in the black, putting a more positive spin on the overall state of affairs for the economy. The NASDAQ and the Dow Jones Industrial Average, along with the S&P 500, had modest gains during the period. In this environment, large-cap stocks beat their small-cap counterparts and, in the large-cap universe, growth stocks outperformed value stocks - while in the small-cap universe, value outpaced growth. The dollar strengthened in anticipation of the Federal Reserve's interest rate increase as well as on news of positive consumer-confidence data.

Against a backdrop of rising oil prices and interest rates, continued terrorism fears, and the pending U.S. presidential election, the third quarter saw the majority of U.S. equities markets end in the red. The S&P 500 Index(R) result was -1.9%, while the tech-laden NASDAQ declined 7.4%. In addition, the Dow Jones Industrial Average lost 2.9%. Both large-cap and small-cap stocks produced negative returns for the period, although the large-cap universe fared better.

In the fourth quarter of 2004, major U.S. equity market indexes posted positive returns, including those with both value and growth orientations, such as the Russell 1000 Value(R) and Russell 1000 Growth Indexes. High-risk stocks outperformed their higher-quality brethren.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

During the first quarter, the largest relative contributor to performance was strong stock selection in the technology sector. Other contributors included our overweight position and several strong-performing stocks in both financial services and utilities/communications. Conversely, the largest detractor during the period came from our overweighting the leisure sector, which included several underperforming stocks. Also hampering performance were our holdings in the health care sector, where a positive contribution from pharmaceuticals was offset by poor performance in biotechnology.

In the second quarter, sector selection hampered returns, and detractors included overweight positions in retail stores and manufacturing. Overweight positions in automotive and consumer goods and an underweight position in food and beverage contributed to relative returns, but not enough to offset overall negative sector performance. Conversely, stock-specific selection contributed to positive relative performance, with strong choices including retail store, health care and consumer goods securities.

Sector selection was positive in the third quarter. Contributing to performance was our overweight position in oil/gas and an underweight in technology. Detractors consisted of underweight positions in both machinery and metals/mining.

As in the second quarter, sector selection detracted from performance in the fourth quarter, hindered by overweight positions in oil/gas and consumer goods, as well as an underweight position in technology. Underweight positions in both food/beverage and metals/mining contributed to relative returns, but not enough to offset overall negative sector performance for the period.

WHAT IS YOUR OUTLOOK?

Despite the fact that riskier stocks outperformed their higher-quality counterparts as 2004 came to a close, we expect higher-quality securities to return to favor in 2005.

                      MASS MUTUAL SELECT GROWTH EQUITY FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Pharmaceuticals                                    13.1%
          Retail                                             10.3%
          Energy                                              7.3%
          Computers & Information                             7.2%
          Prepackaged Software                                4.6%
          Cosmetics & Personal Care                           4.5%
          Communications                                      4.3%
          Insurance                                           4.1%
          Healthcare                                          4.0%
          Electrical Equipment & Electronics                  3.5%
          Medical Supplies                                    2.9%
          Foods                                               2.8%
          Aerospace & Defense                                 2.7%
          Banking, Savings & Loans                            2.6%
          Apparel, Textiles & Shoes                           2.6%
          Commercial Services                                 2.5%
          Industrial - Diversified                            2.3%
          Telephone Utilities                                 2.1%
          Automotive & Parts                                  1.9%
          Home Construction, Furnishings & Appliances         1.8%
          Data Processing & Preparation                       1.7%
          Financial Services                                  1.6%
          Tobacco                                             1.3%
          Restaurants                                         1.2%
          Household Products                                  1.0%
          Machinery & Components                              1.0%
          Computer Integrated Systems Design                  1.0%
          Manufacturing                                       0.9%
          Communications Equipment                            0.8%
          Transportation                                      0.7%
          Metals & Mining                                     0.5%
          Lodging                                             0.4%
          Beverages                                           0.4%
          Information Retrieval Services                      0.4%
          Electric Utilities                                  0.2%
          Retail - Grocery                                    0.2%
          Computer Programming Services                       0.1%
          Real Estate                                         0.1%
          Advertising                                         0.1%
          Broadcasting, Publishing & Printing                 0.0%
          Industrial - Distribution                           0.0%
          Forest Products & Paper                             0.0%
          Computer Related Services                           0.0%
          Short-Term Investments and
            Other Assets and Liabilities                     (0.7)%
                                                            -----
                                                            100.0%
                                                            =====

                      MASS MUTUAL SELECT GROWTH EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         Johnson & Johnson
                         Dell, Inc.
                         The Home Depot, Inc.
                         Exxon Mobil Corp.
                         Qualcomm, Inc.
                         Pfizer, Inc.
                         Microsoft Corp.
                         Merck & Co., Inc.
                         Wal-Mart Stores, Inc.
                         The Procter & Gamble Co.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Growth Equity Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index

MASSMUTUAL SELECT GROWTH EQUITY FUND
TOTAL RETURN

                                                                  FIVE YEAR          SINCE INCEPTION
                                            ONE YEAR            AVERAGE ANNUAL        AVERAGE ANNUAL
                                        1/1/04 - 12/31/04     1/1/00 - 12/31/04     5/3/99 - 12/31/04
Class S                                       4.96%                -7.93%               -2.68%
Class A                                       4.60%                -8.33%               -3.10%
Class A (sales load deducted)*               -1.42%                -9.41%               -4.11%
Class Y                                       4.92%                -7.98%               -2.73%
Class L                                       4.82%                -8.12%               -2.86%
------------------------------------------------------------------------------------------------------
S&P 500 Index                                10.88%                -2.30%               -0.21%
------------------------------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                                                                  S&P 500
                CLASS S     CLASS A    CLASS A (SALES LOAD DEDUCTED)     CLASS Y      CLASS L      INDEX
5/3/1999       $  10,000   $  10,000            $   9,425              $   10,000   $    10,000  $    10,000
 12/1999       $  12,957   $  12,927            $  12,183              $   12,957   $    12,957  $    11,100
 12/2000       $  12,230   $  12,149            $  11,451              $   12,219   $    12,199  $    10,090
 12/2001       $   9,172   $   9,069            $   8,547              $    9,151   $     9,131  $     8,892
 12/2002       $   6,633   $   6,529            $   6,153              $    6,612   $     6,591  $     6,928
 12/2003       $   8,167   $   7,999            $   7,539              $    8,146   $     8,093  $     8,913
 12/2004       $   8,573   $   8,366            $   7,885              $    8,547   $     8,483  $     9,883

Hypothetical Investments in MassMutual Select Growth Equity Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MASSMUTUAL SELECT GROWTH EQUITY FUND
TOTAL RETURN

                                                               SINCE INCEPTION
                                             ONE YEAR           AVERAGE ANNUAL
                                        1/1/04 - 12/31/04    12/31/02 - 12/31/04
Class N                                       4.22%                12.80%
Class N (CDSC fees deducted)*                 3.22%                12.80%
--------------------------------------------------------------------------------
S&P 500 Index                                10.88%                19.44%
--------------------------------------------------------------------------------

                 CLASS N     CLASS N (CDSC FEES DEDUCTED)   S&P 500 INDEX
12/31/2002      $  10,000             $   10,000            $    10,000
   12/2003      $  12,213             $   12,113            $    12,883
   12/2004      $  12,729             $   12,729            $    14,273

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT AGGRESSIVE GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT AGGRESSIVE GROWTH
FUND?

This Fund seeks long-term capital appreciation by investing primarily in U.S. common stocks and other equity securities.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 19.41%, greatly outperforming the 10.88% return of the S&P 500 Index(R), a market-capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The strong market headway of 2003 slowed markedly during the first half of 2004, as investors reflected upon the changing geopolitical and market environment and pondered new political leadership here at home. While the larger-cap and technology-oriented market indexes lost some ground in the first quarter, small-cap and international stocks posted stronger gains. The bond market also benefited from slightly lower interest rates.

A seesaw of positives and negatives kept many investors from making definitive moves in the second quarter. Despite stronger economic growth and corporate profits, greater consumer confidence and improving employment statistics, higher oil prices, renewed inflation concerns and continued terrorist threats unnerved investors. As a result, many market indexes turned in nearly flat returns.

In the third quarter, stocks lost ground as high energy prices, rising interest rates, presidential election jitters and the worst hurricane season in 40 years kept investors on the defensive. Bonds outperformed stocks, despite two increases in short-term interest rates by the Federal Reserve (Fed).

As with much of the year, economic news in the fourth quarter was generally mixed. Many investors were encouraged by a swift resolution to the presidential election and reports of an overall improvement in economic fundamentals. However, gyrating oil prices, predictions about a weak holiday retailing season, weak statistics for new home sales and mortgage applications and concerns about corporate earnings kept an equity rally from sustaining momentum until the second half of the fourth quarter, when a series of economic reports pointed to solid expansion and an improved outlook.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE PERIOD?

In the first quarter, several long-term trends continued to bear fruit. In health care, pioneering research and highly innovative products from leading biotechnology and medical device companies either began entering the market or demonstrated significant promise in late-stage trials. In the consumer segment, the increasing presence of high-speed, broadband Internet access helped drive Apollo Group's favorable results. In addition, Starbucks and Lowes were standout performers, as household discretionary income increases began to take hold against a backdrop of solid of economic growth.

In the second quarter, the companies in the Fund's portfolio reported 27% sales growth and 31% earnings-per-share (EPS) growth on a weighted average basis. The biggest contributors to relative performance were eBay, Harley-Davidson, Starbucks, Stryker and Qualcomm. Conversely, the biggest detractors from returns included Capital One; Krispy Kreme; Kohl's; Lowe's; and Bed, Bath and Beyond.

The biggest contributors to investment results during the third quarter, on a relative basis, were: Capital One, Starbucks, eBay and Genzyme. Avoiding Intel also contributed significantly to the relative performance of the portfolio. On the other hand, detracting from third quarter performance were Red Hat, Apollo Group, TEVA Pharmaceuticals, Allergan and Cisco Systems.

Security selection was a significant driver of relative performance during the fourth quarter, as overweights in the portfolio in holdings such as eBay, Starbucks and Dell Computer fueled the Fund's advance. Avoiding Pfizer also significantly contributed to relative returns. Offsetting the advance somewhat were Medtronic, Harley-Davidson, and Genentech, which detracted from the relative performance of the portfolio in the fourth quarter.

WHAT IS YOUR OUTLOOK?

Going forward, we continue to expect that the companies in the portfolio will capitalize on the sustainable, long-term advantages they have created and continue to generate above-average growth.

                    MASSMUTUAL SELECT AGGRESSIVE GROWTH FUND
                                 INDUSTRY TABLE
                         (% OF NET ASSETS) ON 12/31/04

          Commercial Services                                19.8%
          Pharmaceuticals                                    15.7%
          Retail                                             13.6%
          Medical Supplies                                   11.1%
          Computers & Information                             9.5%
          Foods                                               7.5%
          Banking, Savings & Loans                            5.7%
          Communications                                      4.2%
          Prepackaged Software                                4.1%
          Information Retrieval Services                      3.9%
          Automotive & Parts                                  2.2%
          Short-Term Investments and
           Other Assets and Liabilities                       2.7%
                                                            -----
                                                            100.0%
                                                            =====

                    MASSMUTUAL SELECT AGGRESSIVE GROWTH FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         Apollo Group, Inc. Cl. A
                         Capital One Financial Corp.
                         Dell, Inc.
                         eBay, Inc.
                         Genentech, Inc.
                         Google, Inc. Cl. A
                         Lowe's Companies, Inc.
                         Qualcomm, Inc.
                         Starbucks Corp.
                         Teva Pharmaceutical Sponsored ADR (Israel)

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Aggressive Growth Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index.

MASSMUTUAL SELECT AGGRESSIVE GROWTH FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                           ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     5/1/00 - 12/31/04
Class S                                     19.41%              -10.20%
Class A                                     18.75%              -10.67%
Class A (sales load deducted)*              11.92%              -11.79%
Class Y                                     19.28%              -10.30%
Class L                                     19.16%              -10.41%
------------------------------------------------------------------------------
S&P 500 Index                               10.88%              -2.29%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

               CLASS S     CLASS A     CLASS A (SALES LOAD DEDUCTED)    CLASS Y     CLASS L    S&P 500 INDEX
5/1/2000    $    10,000   $   10,000           $      9,425            $  10,000   $  10,000   $      10,000
 12/2000    $     7,795   $    7,768           $      7,321            $   7,794   $   7,790   $       9,162
 12/2001    $     5,337   $    5,292           $      4,988            $   5,327   $   5,323   $       8,074
 12/2002    $     3,853   $    3,809           $      3,590            $   3,842   $   3,830   $       6,290
 12/2003    $     5,067   $    4,971           $      4,686            $   5,046   $   5,023   $       8,094
 12/2004    $     6,050   $    5,903           $      5,564            $   6,019   $   5,985   $       8,974

Hypothetical Investments in MassMutual Select Aggressive Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MASSMUTUAL SELECT AGGRESSIVE GROWTH FUND
TOTAL RETURN

                                                            SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04   12/31/02 - 12/31/04
Class N                                    18.50%              -24.32%
Class N (CDSC fees deducted)*              17.50%              -24.32%
------------------------------------------------------------------------------
S&P 500 Index                              10.88%               19.44%
------------------------------------------------------------------------------

[CHART]

              CLASS N     CLASS N (CDSC FEES DEDUCTED)    S&P 500 INDEX
12/31/2002   $  10,000            $  10,000                 $   10,000
   12/2003   $  13,050            $  12,950                 $   12,883
   12/2004   $  15,464            $  15,464                 $   14,273

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT OTC 100 FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT OTC 100 FUND?

This Fund seeks to approximate, as closely as practicable (before fees and expenses), the total return of the 100 largest publicly traded over-the-counter common stocks. The Fund pursues this objective by investing at least 80% of its assets in the equity securities of companies included in the NASDAQ 100 Index(R), which is generally recognized as representative of the over-the-counter market.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 10.00%, moderately trailing the 10.44% return of the NASDAQ 100 Index(R).

The NASDAQ 100 Index(R) represents 100 of the largest non-financial U.S. and non-U.S. companies listed on the National Tier of the NASDAQ stock market. It is a modified capitalization-weighted index that is designed to limit domination by a few large stocks while generally retaining the ranking of companies by capitalization.

WHAT WAS THE INVESTMENT BACKDROP DURING THE PERIOD?

While the U.S. economy continued to demonstrate signs of improvement during the first few months of 2004, a muted improvement in job growth dampened enthusiasm. Given the pace of economic growth, the sluggish job market implied a significant increase in corporate productivity, expected to translate into continued strong corporate profits. While strengthening corporate profits is favorable to equity owners, continued improvement in financial markets has mainly been contingent on translating growth in profits to more jobs.

During the second quarter, the U.S. economy was positively impacted by a number of factors, including a rise in consumer confidence, rising corporate profits and improvements in the labor market. Despite these positive signs, the market was held back by a number of factors, including concerns of a Federal Reserve
(Fed) interest rate hike and the handover of power in Iraq. The market gained some stability with both events taking place at the end of June, although investors remained cautious. Fixed-income markets struggled during the period, sparked by the increase and anticipation of further increases in interest rates.

In the third quarter, rapidly increasing oil prices, continued global instability and concerns over the lack of job growth tempered the performance of U.S. equity markets. The Fed raised the federal funds rate by 0.25% and affirmed its expectations that the flow of future economic data would support continued tightening at a measured pace. Bonds outperformed stocks for the quarter by approximately five percentage points. Global equity markets generally fared better than the U.S. equity markets, led by favorable performance across Europe.

The U.S. economy rallied again in the fourth quarter. Economic growth advanced slightly, changing from a consumption-driven trend to one fueled by business and business investment, although corporate executives were cautiously optimistic. Inflation remained relatively under control, and expectations continued that the Fed would maintain a measured pace of interest rate increases. Although the dollar, on a trade-weighted basis, continued to decline, the willingness to own U.S. assets remained quite high.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

During the first quarter, sector performance was mixed. Information technology, which comprises over 60% of the NASDAQ Index, was down 2.77%. Overall, telecommunication services was the worst-performing sector with a loss of 13.45%, while energy was the best-performing sector with its gain of 7.56%.

The strongest sector of the second quarter was consumer staples (+15.61%), reflecting a surge in consumer spending during the month of May. In the third quarter, driven by the rise in oil prices, the sector leader was energy (+14.3%). In a turnaround from the first quarter, telecommunication services led sector performance with its gain of 25.99% in the fourth quarter. Information technology advanced an impressive 15.42% during the final quarter of 2004.

                         MASSMUTUAL SELECT OTC 100 FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Prepackaged Software                               16.7%
          Communications                                     14.6%
          Electrical Equipment & Electronics                 14.0%
          Pharmaceuticals                                     9.9%
          Computers & Information                             9.9%
          Commercial Services                                 7.5%
          Broadcasting, Publishing & Printing                 4.4%
          Retail                                              4.2%
          Foods                                               2.5%
          Information Retrieval Services                      1.8%
          Medical Supplies                                    1.8%
          Computer Integrated Systems Design                  1.5%
          Manufacturing                                       1.4%
          Computer Programming Services                       1.3%
          Automotive & Parts                                  1.2%
          Retail - Internet                                   0.9%
          Transportation                                      0.8%
          Data Processing & Preparation                       0.7%
          Telephone Utilities                                 0.7%
          Healthcare                                          0.7%
          Lodging                                             0.5%
          Retail - Grocery                                    0.4%
          Communications Equipment                            0.4%
          Containers                                          0.3%
          Apparel, Textiles & Shoes                           0.3%
          Advertising                                         0.3%
          Internet Content                                    0.2%
          Miscellaneous                                       0.1%
          Futures                                             0.0%
          Short-Term Investments and
           Other Assets and Liabilities                       1.0%
                                                            -----
                                                            100.0%
                                                            =====

                         MASSMUTUAL SELECT OTC 100 FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         Microsoft Corp.
                         Qualcomm, Inc.
                         eBay, Inc.
                         Intel Corp.
                         Cisco Systems, Inc.
                         Nextel Communications, Inc. Cl. A
                         Dell, Inc.
                         Amgen, Inc.
                         Apple Computer, Inc.
                         Starbucks Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select OTC 100 Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the NASDAQ 100 Index

MASSMUTUAL SELECT OTC 100 FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                           ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04      5/1/00 - 12/31/04
Class S                                    10.00%                -16.99%
Class A                                     9.47%                -17.40%
Class A (sales load deducted)*              3.18%                -18.44%
Class Y                                     9.98%                -17.08%
Class L                                     9.82%                -17.20%
------------------------------------------------------------------------------
NASDAQ 100 Index                           10.44%                -16.56%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

               CLASS S       CLASS A     CLASS A (SALES LOAD DEDUCTED)    CLASS Y     CLASS L    NASDAQ 100 INDEX
5/1/2000     $    10,000   $    10,000            $   9,425              $  10,000   $  10,000       $  10,000
 12/2000     $     6,100   $     6,090            $   5,740              $   6,100   $   6,090       $   6,207
 12/2001     $     4,110   $     4,080            $   3,845              $   4,110   $   4,100       $   4,186
 12/2002     $     2,560   $     2,530            $   2,385              $   2,550   $   2,540       $   2,609
 12/2003     $     3,810   $     3,740            $   3,525              $   3,790   $   3,770       $   3,890
 12/2004     $     4,191   $     4,094            $   3,859              $   4,168   $   4,140       $   4,296

Hypothetical Investments in MassMutual Select OTC 100 Fund Class N, Class N (CDSC fees deducted) and the NASDAQ 100 Index

MASSMUTUAL SELECT OTC 100 FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                           ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/02 - 12/31/04
Class N                                     9.25%                26.53%
Class N (CDSC fees deducted)*               8.25%                26.53%
------------------------------------------------------------------------------
NASDAQ 100 Index                           10.44%                28.24%
------------------------------------------------------------------------------

[CHART]

               CLASS N     CLASS N (CDSC FEES DEDUCTED)   NASDAQ 100 INDEX
12/31/2002    $  10,000              $  10,000               $  10,000
   12/2003    $  14,664              $  14,564               $  14,846
   12/2004    $  16,020              $  16,020               $  16,457

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE NASDAQ 100 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT FOCUSED VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT FOCUSED VALUE FUND?

This Fund seeks growth of capital over the long term by investing primarily in a non-diversified portfolio of U.S. equity securities. As a non-diversified fund, the Fund is not limited in the percentage of its assets that it may invest in any one company. (This means that the Fund may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund's net asset value and its total return.)

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 11.91%, lagging the 18.30% return of the Russell 2500 Index, a broadly based, unmanaged index of 2500 medium- and small-capitalization common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

Early 2004 continued in a fashion similar to the end of 2003, as equity markets continued to surge and higher-beta investments outperformed. These trends slowed or reversed later in the quarter, however, when job growth appeared to pause, terrorist attacks resurfaced overseas, energy prices advanced and prospects emerged for a contentious U.S. presidential election. Bond yields declined and domestic equity markets decelerated, as investors expressed a preference for less-risky assets.

As we entered the second quarter, the rising price of oil, China's slowdown and inflationary concerns formed a headwind for equity markets. However, as the quarter progressed, corporate profits impressed, economic strength appeared to be broad based and oil prices receded somewhat.

In the third quarter, stocks lost ground as high energy prices, rising interest rates, presidential election jitters and the worst hurricane season in 40 years kept investors on the defensive. Bonds outperformed stocks, despite two increases in short-term interest rates by the Federal Reserve (Fed).

As with much of the year, economic news in the fourth quarter was generally mixed. Many investors were encouraged by a swift resolution to the presidential election and reports of an overall improvement in economic fundamentals. However, gyrating oil prices, predictions about a weak holiday retailing season, weak statistics for new home sales and mortgage applications and concerns about corporate earnings kept an equity rally from sustaining momentum until the second half of the fourth quarter, when a series of economic reports pointed to solid expansion and an improved outlook.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

During the first quarter, Brunswick Corporation, Pepsi Bottling Group and Waters Corporation had a positive effect on the Fund's performance. Conversely, Tiffany & Co., Sovereign Bancorp and Liberty Media hampered returns during the period. Turning to the second quarter, our industrial stocks rallied, offset by weakness in our retail-oriented companies. Specifically, Gap Inc., Baxter International Inc. and Waters Corporation were the performance drivers. On the downside, Cablevision Systems Corporation, Guidant Corporation and Interpublic Group of Companies were the largest detractors from performance.

In the third quarter, our bias toward investing in companies that fall at the low end of the mid-cap spectrum, where opportunities are most plentiful, hampered the Fund's performance. The market also experienced a "flight to yield," as money flowed out of technology, where we are overweighted, into the high-dividend-yield utility/REIT sector, where we are underweighted. Furthermore, we rarely invest in commodity producers because they lack competitive advantages. These firms, however, were outperformers because the prices of the commodities they sell had risen. Guidant, Yum! Brands and Hospira had the most significant positive impact upon performance during the period. On the other hand, Gap, Pepsi Bottling Group, and Interpublic Group of Companies were the greatest detractors from returns during the third quarter.

Turning to the fourth quarter, a bounce in technology was not enough to offset the drag from industrial and retail investments. In both sectors, the individual companies we own remain healthy, but face temporary economic pressures that will require patience. Driving performance during the period on a stock-specific basis were Cablevision Systems Corporation, Carnival Corporation and Liberty Media Corporation. Conversely, First Data Corporation detracted from results.

WHAT IS YOUR OUTLOOK?

Stability and financial strength are important considerations given the increasingly risky investment environment we perceive. Stock selectivity will become more important going forward than it has been for the past few years.

                      MASSMUTUAL SELECT FOCUSED VALUE FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Broadcasting, Publishing & Printing                16.1%
          Restaurants                                        11.5%
          Medical Supplies                                    9.9%
          Retail                                              9.1%
          Banking, Savings & Loans                            8.6%
          Commercial Services                                 7.8%
          Apparel, Textiles & Shoes                           5.2%
          Beverages                                           4.8%
          Pharmaceuticals                                     4.2%
          Data Processing & Preparation                       3.7%
          Transportation                                      3.5%
          Electrical Equipment & Electronics                  1.3%
          Insurance                                           1.1%
          Machinery & Components                              0.7%
          Industrial - Diversified                            0.5%
          Automotive & Parts                                  0.5%
          Household Products                                  0.5%
          Computer Integrated Systems
           Design                                             0.5%
          Advertising                                         0.4%
          Healthcare                                          0.3%
          Chemicals                                           0.3%
          Toys, Games                                         0.3%
          Home Construction, Furnishings & Appliances         0.3%
          Communications                                      0.3%
          Foods                                               0.2%
          Short-Term Investments and
           Other Assets and Liabilities                       8.4%
                                                            -----
                                                            100.0%
                                                            =====

                      MASSMUTUAL SELECT FOCUSED VALUE FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         Yum! Brands, Inc.
                         Cablevision Systems Corp. Cl. A
                         Time Warner, Inc.
                         Sovereign Bancorp, Inc.
                         McDonald's Corp.
                         Costco Wholesale Corp.
                         The Gap, Inc.
                         Baxter International, Inc.
                         The Pepsi Bottling Group, Inc.
                         Liberty Media Corp. Cl. A

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Focused Value Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2500 Index

MASSMUTUAL SELECT FOCUSED VALUE FUND
TOTAL RETURN

                                                              SINCE INCEPTION
                                           ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     5/1/00 - 12/31/04
Class S                                    11.91%                16.65%
Class A                                    11.33%                16.06%
Class A (sales load deducted)*              4.93%                14.60%
Class Y                                    11.78%                16.51%
Class L                                    11.65%                16.34%
------------------------------------------------------------------------------
Russell 2500 Index                         18.30%                 8.02%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS S     CLASS A     CLASS A (SALES LOAD DEDUCTED)     CLASS Y      CLASS L    RUSSELL 2500 INDEX
5/1/2000   $  10,000   $  10,000               $   9,425            $   10,000   $   10,000      $    10,000
 12/2000   $  10,577   $  10,541               $   9,935            $   10,566   $   10,548      $    10,009
 12/2001   $  13,931   $  13,817               $  13,023            $   13,905   $   13,871      $    10,131
 12/2002   $  12,571   $  12,410               $  11,696            $   12,536   $   12,484      $     8,328
 12/2003   $  18,346   $  18,011               $  16,975            $   18,266   $   18,162      $    12,118
 12/2004   $  20,531   $  20,051               $  18,898            $   20,418   $   20,279      $    14,336

Hypothetical Investments in MassMutual Select Focused Value Fund Class N, Class N (CDSC fees deducted) and the Russell 2500 Index

MASSMUTUAL SELECT FOCUSED VALUE FUND
TOTAL RETURN

                                                               SINCE INCEPTION
                                           ONE YEAR            AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     12/31/02 - 12/31/04
Class N                                    11.05%                  27.42%
Class N (CDSC fees deducted)*              10.05%                  27.42%
-------------------------------------------------------------------------------
Russell 2500 Index                         18.30%                  31.44%
-------------------------------------------------------------------------------

[CHART]

               CLASS N    CLASS N (CDSC FEES DEDUCTED)   RUSSELL 2500 INDEX
12/31/2002    $  10,000              $   10,000                  $    10,000
   12/2003    $  14,630              $   14,530                  $    14,636
   12/2004    $  16,246              $   16,246                  $    17,289

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT SMALL COMPANY VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT SMALL COMPANY VALUE FUND?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 22.86%, outperforming the 18.33% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small-capitalization common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

Financial markets were unsettled during the first quarter of 2004. Mixed economic and political news impacted investor sentiment unevenly, and equity markets swung back and forth with the news flow. During the period, small-cap stocks outperformed mid- and large-cap shares and value stocks outpaced their growth counterparts across all market capitalizations.

During the second quarter, financial markets delivered modest gains. Equity returns once again see-sawed between positive and negative, as investors continued to grapple with conflicting signals - from the orderly economic expansion and steadily improving corporate earnings - to geopolitical uncertainty, high fuel prices and the likelihood of rising interest rates. In this uncertain environment, stocks experienced the first substantive correction in over a year during April and May, only to bounce back in June.

The U.S. equity market posted predominantly negative returns during the third quarter. Although second quarter earnings reports were strong for the majority of companies, conflicting economic data, geopolitical and electoral uncertainty, and rising oil prices combined to create a lackluster investment environment. As a result, equity benchmark returns were predominantly negative for the period.

The closing quarter of 2004 was the strongest of the year for U.S. equity returns. Performance improved throughout the period, as many of the concerns that dominated the third quarter dissipated. Continued economic growth and earnings gains helped to improve investor sentiment. Consequently, all major equity indexes delivered gains, with small stocks outperforming large.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

In the first quarter, the Fund's strongest relative performance came from its financial, health care and materials holdings; an overweighted position in energy stocks and an underweighted position in telecommunications were positives as well. The Fund's technology holdings detracted during the period.

Turning to the second quarter, the Fund experienced positive returns in every sector except financials and information technology, which were hurt by rising interest rates and earnings shortfalls, respectively. Performance leadership came from the industrials, materials and energy sectors.

In the third quarter, traditional industrials and business services companies that are leveraged to the improving economy continued to be good performers, and our exposure to these names generated strong relative results. Good stock choices in the technology and materials sectors also fueled performance, as did one of our health care holdings. Our financials and utilities holdings detracted from relative returns.

As 2004 wound down, our significant investments in the industrials and business services sector helped performance, as did our holdings in materials stocks. During the fourth quarter, portfolio performance was also driven by astute stock selection in the financials and materials sectors. Conversely, media stocks hampered the Fund's progress, as radio and newspapers suffered from lower-than-expected advertising revenue. Our significant energy investments also detracted from relative results, as did underperformance in the consumer discretionary sector.

WHAT IS YOUR OUTLOOK?

Business fundamentals continue to improve as economic strength drives earnings growth. Significant risks remain, however - including higher inflation, widening budget and trade deficits, a weak U.S. dollar and geopolitical concerns. Small caps have beaten large caps for the past six years, and while growth stocks outperformed their value counterparts during the fourth quarter, value maintains a significant five-year advantage. Given that we are near the upper end of historic relative valuation levels for small caps, we are cautious, although we continue to find good risk/reward candidates among small caps.

                   MASSMUTUAL SELECT SMALL COMPANY VALUE FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Financial Services                                 12.3%
          Commercial Services                                 8.0%
          Banking, Savings & Loans                            7.6%
          Energy                                              6.5%
          Electrical Equipment & Electronics                  5.7%
          Insurance                                           5.5%
          Transportation                                      4.9%
          Retail                                              4.0%
          Metals & Mining                                     3.5%
          Electric Utilities                                  3.5%
          Machinery & Components                              3.4%
          Broadcasting, Publishing & Printing                 2.6%
          Forest Products & Paper                             2.6%
          Prepackaged Software                                2.3%
          Medical Supplies                                    1.9%
          Apparel, Textiles & Shoes                           1.8%
          Chemicals                                           1.8%
          Manufacturing                                       1.7%
          Automotive & Parts                                  1.6%
          Healthcare                                          1.5%
          Pharmaceuticals                                     1.5%
          Building Materials & Construction                   1.4%
          Computer Related Services                           1.4%
          Restaurants                                         1.4%
          Containers                                          1.2%
          Entertainment & Leisure                             1.2%
          Industrial - Diversified                            1.2%
          Computer Integrated Systems Design                  0.8%
          Communications                                      0.7%
          Air Transportation                                  0.7%
          Home Construction, Furnishings
           & Appliances                                       0.6%
          Data Processing & Preparation                       0.6%
          Foods                                               0.5%
          Computer Programming Services                       0.4%
          Heavy Machinery                                     0.3%
          Household Products                                  0.3%
          Real Estate                                         0.3%
          Telephone Utilities                                 0.1%
          Short-Term Investments and
           Other Assets and Liabilities                       2.7%
                                                            -----
                                                            100.0%
                                                            =====

                         MASSMUTUAL SELECT SMALL COMPANY
                                   VALUE FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         Landstar System, Inc.
                         Texas Regional Bancshares, Inc.
                         FelCor Lodging Trust, Inc.
                         East West Bancorp, Inc.
                         Aaron Rents, Inc.
                         Triad Guaranty, Inc.
                         Scottish Re Group Limited
                         Dollar Thrifty Automotive Group, Inc.
                         First Republic Bank
                         Silicon Valley Bancshares

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Small Company Value Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2000 Index

MASSMUTUAL SELECT SMALL COMPANY VALUE FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                           ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     12/31/01 - 12/31/04
Class S                                    22.86%                  14.23%
Class A                                    22.30%                  13.71%
Class A (sales load deducted)*             15.27%                  11.49%
Class Y                                    22.80%                  14.15%
Class L                                    22.68%                  13.97%
-------------------------------------------------------------------------------
Russell 2000 Index                         18.33%                  11.09%
-------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                 CLASS S      CLASS A     CLASS A (SALES LOAD DEDUCTED)   CLASS Y      CLASS L    RUSSELL 2000 INDEX
12/31/2001      $  10,000    $  10,000               $   9,425           $  10,000    $  10,000        $  10,000
   12/2002      $   8,708    $   8,673               $   8,174           $   8,708    $   8,690        $   7,952
   12/2003      $  12,137    $  12,026               $  11,334           $  12,117    $  12,073        $  11,709
   12/2004      $  14,911    $  14,708               $  13,862           $  14,880    $  14,811        $  13,714

Hypothetical Investments in MassMutual Select Small Company Value Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SELECT SMALL COMPANY VALUE FUND TOTAL RETURN

                                                              SINCE INCEPTION
                                           ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     12/31/02 - 12/31/04
Class N                                           21.91%                 30.05%
Class N (CDSC fees deducted)*                     20.91%                 30.05%
------------------------------------------------------------------------------
Russell 2000 Index                                18.33%                 32.08%
------------------------------------------------------------------------------

[CHART]

                 CLASS N          CLASS N (CDSC FEES DEDUCTED)         RUSSELL 2000 INDEX
12/31/2002      $  10,000                  $  10,000                        $  10,000
   12/2003      $  13,884                  $  13,784                        $  14,777
   12/2004      $  16,926                  $  16,926                        $  17,458

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT MID CAP GROWTH EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT MID CAP GROWTH EQUITY FUND?

This Fund seeks long-term capital growth by investing primarily, under normal conditions, in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index (as of March 31, 2004, between $413 million and $18.4 billion).

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares advanced 15.15%, lagging the 18.30% return of the Russell 2500 Index, a broadly based, unmanaged index of 2500 medium- and small-capitalization common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

During the exceedingly volatile first quarter, the value segment of the market managed to outperform the growth segment, due to a number of economic factors, including anemic U.S. job growth during the period. Also of note, inflation at the consumer level continued to remain within reasonable levels.

During the second quarter, the markets continued to exhibit volatility, as most investors focused on the return of sovereignty to Iraq and action on interest rates by the Federal Reserve (Fed). Throughout the increasingly unpredictable period, mid-cap value stocks outperformed mid-cap growth issues.

The third quarter climate proved more arduous than usual. Typically, this three-month period can be difficult due to the summer doldrums; the third quarter of 2004, however, was particularly treacherous, since investors worried about whether corporate earnings had peaked during the previous quarter, job growth would decelerate, terrorists would attack oil facilities or a U.S. political convention, and inflation would spike. Furthermore, the Fed, concerned about inflation, raised interest rates another 0.50% during the period. Terror threats, high demand, and an unusually active hurricane season drove oil prices to all-time highs which, coupled with a softening job market, drove down consumer confidence. The end result was that buyers remained largely on the sidelines, forcing most of the stock market gauges to finish in the red.

Both a too-close-to-call presidential race and fears of a terrorist attack gave investors a sense of foreboding in the early part of the fourth quarter. Skyrocketing oil prices, further rate hikes from the Fed and talk of decelerating corporate earnings continued to diminished investor sentiment. Ultimately, however, the market received an added boost when the U.S. election produced a clear winner in an orderly, uneventful process. Consequently, the strong rally that we envisioned materialized, sending all markets into positive territory.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

During the first quarter, stock selection in the consumer discretionary, transportation and energy sectors contributed the most to portfolio performance. Ironically, stock selection in general was the main driver of relative underperformance, with our holdings in the utilities, technology and health care sectors restraining performance the most.

During the second quarter, our investments in the technology, materials and utilities sectors contributed the most to positive portfolio performance. Conversely, the portfolio struggled due to weak stock selection in the financial, health care and durables sectors.

Our stock picks in the technology, durables, and finance sectors were the largest drivers of the portfolio's performance in the third quarter. Overall, strong stock selection was the main contributor to relative outperformance, although sector allocation also played a role.

In the final quarter of 2004, our stock choices in the finance, durables and materials sectors provided the most fuel to the Fund's performance.

WHAT IS YOUR OUTLOOK?

Looking to early 2005, the stock market could catch another updraft if the Iraqi election goes well and fourth quarter earnings are stronger than Wall Street analyst expectations. Late in the first quarter, we believe Wall Street will realize that business spending may have softened after the expiration of accelerated depreciation. Thankfully, we expect that consumer spending will rebound with falling oil prices and as the demand for heating oil lessens with the approach of spring. We do believe, however, that the market will become very selective over the near term, making it a challenging environment for most investors.

                  MASSMUTUAL SELECT MID CAP GROWTH EQUITY FUND
                                 INDUSTRY TABLE
                         (% OF NET ASSETS) ON 12/31/04

          Electrical Equipment & Electronics                 13.3%
          Communications                                      7.9%
          Medical Supplies                                    7.7%
          Telephone Utilities                                 6.2%
          Healthcare                                          5.7%
          Energy                                              5.6%
          Lodging                                             5.0%
          Apparel, Textiles & Shoes                           4.8%
          Computer Integrated Systems Design                  4.6%
          Prepackaged Software                                4.0%
          Insurance                                           3.6%
          Metals & Mining                                     2.9%
          Transportation                                      2.8%
          Foods                                               2.6%
          Computer Programming Services                       2.4%
          Commercial Services                                 2.1%
          Manufacturing                                       1.9%
          Machinery & Components                              1.8%
          Beverages                                           1.7%
          Financial Services                                  1.7%
          Data Processing & Preparation                       1.5%
          Industrial - Diversified                            1.4%
          Automotive & Parts                                  1.4%
          Household Products                                  1.4%
          Building Materials & Construction                   1.3%
          Retail                                              1.2%
          Entertainment & Leisure                             1.1%
          Retail - Grocery                                    1.1%
          Computer Related Services                           1.1%
          Cosmetics & Personal Care                           0.9%
          Computers & Information                             0.7%
          Short-Term Investments and
           Other Assets and Liabilities                      (1.4)%
                                                            -----
                                                            100.0%
                                                            =====

                        MASSMUTUAL SELECT MID CAP GROWTH
                                  EQUITY FUND
                       LARGEST STOCK HOLDINGS (12/31/04)

                         Autodesk, Inc.
                         Marvell Technology Group Limited
                         Aetna, Inc.
                         Rockwell Automation, Inc.
                         Nextel Partners, Inc. CL.A
                         Crec, Inc.
                         Adobe Systems, Inc.
                         American Eagle Outfitters, Inc.
                         XTO Energy, Inc.
                         Pentair, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Mid Cap Growth Equity Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2500 Index.

MASSMUTUAL SELECT MID CAP GROWTH EQUITY FUND
TOTAL RETURN

                                      ONE YEAR               FIVE YEAR          SINCE INCEPTION
                                  1/1/04 - 12/31/04      1/1/00 - 12/31/04     5/3/99 - 12/31/04
Class S                                15.15%                 -6.62%               -0.18%
Class A                                14.40%                 -7.06%               -0.65%
Class A (sales load deducted)*          7.82%                 -8.16%               -1.68%
Class Y                                14.91%                 -6.70%               -0.25%
Class L                                14.75%                 -6.83%               -0.39%
--------------------------------------------------------------------------------------------------
Russell 2500 Index                     18.30%                  8.35%               10.78%
--------------------------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

               CLASS S      CLASS A    CLASS A (SALES LOAD DEDUCTED)    CLASS Y      CLASS L    RUSSELL 2500 INDEX
5/3/1999     $  10,000    $   10,000             $    9,425            $  10,000    $  10,000        $  10,000
 12/1999     $  13,340    $   13,900             $   13,101            $  13,940    $  13,930        $  11,961
 12/2000     $  12,949    $   12,859             $   12,119            $  12,949    $  12,919        $  12,472
 12/2001     $   9,127    $    9,021             $    8,502            $   9,108    $   9,084        $  12,624
 12/2002     $   6,578    $    6,473             $    6,101            $   6,561    $   6,537        $  10,378
 12/2003     $   8,598    $    8,425             $    7,941            $   8,578    $   8,522        $  15,100
 12/2004     $   9,900    $    9,638             $    9,084            $   9,857    $   9,779        $  17,864

Hypothetical Investments in MassMutual Select Mid Cap Growth Equity Fund Class N, Class N (CDSC fees deducted) and the Russell 2500 Index.

MASSMUTUAL SELECT MID CAP GROWTH EQUITY FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                     1/1/04 - 12/31/04     12/31/02 - 12/31/04
Class N                                   14.23%                 21.60%
Class N (CDSC fees deducted)*             13.23%                 21.60%
------------------------------------------------------------------------------
Russell 2500 Index                        18.30%                 31.44%
------------------------------------------------------------------------------

[CHART]

                 CLASS N    CLASS N (CDSC FEES DEDUCTED)         RUSSELL 2500 INDEX
12/31/2002      $  10,000            $  10,000                        $  10,000
   12/2003      $  12,952            $  12,852                        $  14,636
   12/2004      $  14,795            $  14,795                        $  17,289

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT MID CAP GROWTH EQUITY II FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT MID CAP GROWTH EQUITY II FUND?

This Fund seeks growth of capital over the long term by investing, under normal conditions, primarily in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund's sub-advisor expects to grow at a faster rate than the average company. Mid-cap companies are defined as those whose market capitalizations, at the time of purchase, fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index (as of March 31, 2004, between $413 million and $18.4 billion).

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 17.98%, outperforming the 16.47% return of the S&P MidCap 400 Index, a market-capitalization-weighted, unmanaged index of 400 medium-capitalization common stocks, and exceeding the 15.48% return of the Russell MidCap Growth Index, which tracks the performance of mid-cap growth stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

Stocks rose in the first quarter, as favorable corporate earnings news and merger announcements briefly lifted several major indexes to two-and-a-half-year highs. However, equities closed below their best levels of the quarter, due to concerns about continued job market sluggishness, rising commodity prices and valuations in some sectors. Global terrorism also rattled markets, as the train bombings in Madrid may have influenced the outcome of Spanish elections and raised fears of a similar attack in the U.S. before the November presidential elections.

U.S. stocks produced modestly positive returns in the second quarter. Despite strong economic growth, most major indexes moved sideways, as investors worried about inflation, high oil prices and rising interest rates. Large-cap shares outperformed their smaller rivals during the period.

In the third quarter, stocks lost ground as high energy prices, rising interest rates, presidential election jitters and the worst hurricane season in 40 years kept investors on the defensive. Bonds outperformed stocks, despite two increases in short-term interest rates by the Federal Reserve.

U.S. stocks climbed in the fourth quarter, as oil prices backed away from their late-October peak, and gains accelerated following the president's re-election. Mid-cap shares outperformed their larger counterparts, and growth beat value among mid-caps as riskier stocks gained ground in the second half of the quarter.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

In the first quarter, the Fund's energy and health care holdings aided relative performance, whereas our consumer discretionary and industrials and business services holdings hampered results. Stock selection in information technology was also positive. However, overweighting the Internet software and services, software and semiconductor industries detracted from returns. Our energy holdings performed well, as oil prices advanced during the quarter. Weak stock selection in the consumer discretionary sector was the largest detractor from relative results.

In the second quarter, information technology was the best relative performer, as strength in our software and communications equipment holdings and an underweight in semiconductors aided performance. Continued economic strength benefited industrials and business services holdings, and the sector was a strong relative and absolute contributor. Our continued overweighting of the energy sector, in tandem with favorable stock selection, bolstered relative performance. Conversely, the health care sector was a source of relative weakness.

In absolute terms, performance by sector was mixed in the third quarter. For example, the Fund's materials and energy exposures posted double-digit gains, while positions in groups such as information technology, consumer staples and health care registered losses. Holdings among information technology, energy and materials companies had the largest favorable effect on relative results, while the Fund's financials, health care and consumer discretionary exposures were the primary detractors.

The consumer discretionary sector turned in a solid performance in the fourth quarter, despite questions about the sustainability of consumer spending. Our media and household durables positions were the primary drivers of relative strength, and our health care stocks were also solid relative performers, aided by health care equipment holdings. Conversely, our positioning in semiconductors weighed the most on relative performance, as the more volatile semiconductor names outperformed.

                 MASSMUTUAL SELECT MID CAP GROWTH EQUITY II FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Pharmaceuticals                                    10.0%
          Electrical Equipment & Electronics                  8.7%
          Commercial Services                                 7.7%
          Financial Services                                  5.1%
          Prepackaged Software                                5.0%
          Retail                                              4.8%
          Healthcare                                          4.5%
          Energy                                              4.2%
          Insurance                                           4.0%
          Communications                                      3.5%
          Computers & Information                             3.3%
          Broadcasting, Publishing & Printing                 3.2%
          Medical Supplies                                    3.1%
          Machinery & Components                              2.7%
          Computer Programming Services                       2.0%
          Aerospace & Defense                                 2.0%
          Telephone Utilities                                 1.9%
          Advertising                                         1.7%
          Banking, Savings & Loans                            1.7%
          Lodging                                             1.5%
          Industrial - Diversified                            1.4%
          Information Retrieval Services                      1.3%
          Transportation                                      1.3%
          Computer Integrated Systems Design                  1.2%
          Entertainment & Leisure                             1.2%
          Metals & Mining                                     1.1%
          Air Transportation                                  1.1%
          Chemicals                                           1.0%
          Restaurants                                         1.0%
          Computer Related Services                           0.8%
          Data Processing & Preparation                       0.8%
          Automotive & Parts                                  0.8%
          Building Materials & Construction                   0.7%
          Manufacturing                                       0.7%
          Apparel, Textiles & Shoes                           0.7%
          Retail - Grocery                                    0.6%
          Home Construction, Furnishings & Appliances         0.5%
          Beverages                                           0.5%
          Foods                                               0.2%
          Household Products                                  0.2%
          Retail - Internet                                   0.1%
          Cosmetics & Personal Care                           0.1%
          Agribusiness                                        0.1%
          Toys, Games                                         0.1%
          Containers                                          0.0%
          Travel                                              0.0%
          Internet Software                                   0.0%
          Short-Term Investments and
           Other Assets and Liabilities                       1.9%
                                                            -----
                                                            100.0%
                                                            =====

                        MASSMUTUAL SELECT MID CAP GROWTH
                                 EQUITY II FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         ChoicePoint, Inc.
                         Medimmune, Inc.
                         Rockwell Collins, Inc.
                         Omnicare, Inc.
                         McAfee, Inc.
                         BJ Services Co.
                         Roper Industries, Inc.
                         Harris Corp.
                         Brunswick Corp.
                         DST Systems, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Mid Cap Growth Equity II Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P Mid Cap 400 Index.

MASSMUTUAL SELECT MID CAP GROWTH EQUITY II FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                           ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     6/1/00 - 12/31/04
Class S                                     17.98%               6.62%
Class A                                     17.41%               6.09%
Class A (sales load deducted)*              10.66%               4.73%
Class Y                                     17.94%               6.55%
Class L                                     17.70%               6.35%
------------------------------------------------------------------------------
S&P Mid Cap 400 Index                       16.47%               8.74%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS S     CLASS A    CLASS A (SALES LOAD DEDUCTED)      CLASS Y      CLASS L    S&P MID CAP 400 INDEX
6/1/2000   $  10,000   $  10,000             $   9,425             $     10,000   $  10,000       $     10,000
 12/2000   $  10,510   $  10,480             $   9,877             $     10,510   $  10,500       $     10,941
 12/2001   $  10,410   $  10,330             $   9,736             $     10,400   $  10,370       $     10,876
 12/2002   $   8,220   $   8,120             $   7,653             $      8,210   $   8,170       $      9,121
 12/2003   $  11,370   $  11,170             $  10,528             $     11,340   $  11,270       $     12,368
 12/2004   $  13,415   $  13,115             $  12,361             $     13,375   $  13,265       $     14,682

Hypothetical Investments in MassMutual Select Mid Cap Growth Equity II Fund Class N, Class N (CDSC fees deducted) and the S&P Mid Cap 400 Index.

MASSMUTUAL SELECT MID CAP GROWTH EQUITY II FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                           ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/02 - 12/31/04
Class N                                    17.07%                 27.01%
Class N (CDSC fees deducted)*              16.07%                 27.01%
------------------------------------------------------------------------------
S&P Mid Cap 400 Index                      16.47%                 25.97%
------------------------------------------------------------------------------

[CHART]

              CLASS N      CLASS N (CDSC FEES DEDUCTED)    S&P MID CAP 400 INDEX
12/31/2002   $  10,000             $  10,000                    $    10,000
   12/2003   $  13,789             $  13,689                    $    13,644
   12/2004   $  16,143             $  16,143                    $    15,878

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P MID CAP 400 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND?

This Fund seeks long-term capital appreciation by investing primarily in common stocks and equity securities of smaller companies the managers believe offer potential for long-term growth.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 13.79%, underperforming the 18.33% return of the Russell 2000 Index, an unmanaged index of 2000 small capitalization common stocks, and the 22.65% return of the S&P SmallCap 600 Index, a market-capitalization-weighted index that measures the performance of 600 domestic small-cap stocks chosen for market size, liquidity and industry group representation. The Fund also trailed the 14.30% return of the Russell 2000 Growth Index, which tracks the performance of stocks in the Russell 2000 Index sharing characteristics common to the growth universe.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

Early in 2004, equity markets continued to surge and higher-beta investments outperformed. These trends slowed or reversed later in the quarter, however, when a job growth slowdown, terrorist attacks and escalating energy prices served as headwind. Bond yields declined and domestic equity markets decelerated, as investors expressed a preference for less-risky assets.

As we entered the second quarter, the rising price of oil, China's slowdown and inflationary concerns hampered equity markets. However, as the period progressed, corporate profits impressed, economic strength appeared to be broad based and oil prices receded somewhat. In this environment, small-cap stocks underperformed large caps for the first time in five quarters.

In the third quarter, equity markets remained burdened by record oil prices, two interest rate hikes from the Federal Reserve (Fed), continuing violence in Iraq and falling earnings expectations. In this environment, small-cap stocks underperformed large caps for the second consecutive quarter, with growth issues dramatically underperforming their value counterparts.

Shrugging off a decelerating economy, rising rates and record oil prices, investors sent the markets substantially higher in the fourth quarter, as all market capitalization styles registered strong returns.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

In the first quarter, unfavorable stock selection in the consumer discretionary and health care sectors detracted from the Fund's results - as did the Fund's underweight in real estate and overweight in diversified financials. Conversely, favorable stock picks in the information technology sector fueled returns during the period, and the Fund's underweight allocation to banks proved strategically sound.

Turning to the second quarter, sub-par stock selection in the information technology and consumer discretionary sectors impaired the Fund's performance. Our media holdings also hampered relative returns. Contributing to the Fund's results for the period, however, were positive stock selection in the materials sector and our lower-than-benchmark exposure to the interest-rate-sensitive financials sector.

Strong stock picking in the health care and consumer discretionary sectors contributed to the Fund's performance in the third quarter. Also driving returns was our greater concentration in the comparatively more stable health care, finance and consumer discretionary sectors. Detractors from performance were concentrated in the technology sector.

As the year wound down, lackluster stock selection in the information technology, telecommunication services and health care sectors hampered the Fund's progress in the fourth quarter. Offsetting this, however, were several of the Fund's holdings that posted enormous gains. Leading the charge was Sirius Satellite, the number-two satellite radio provider, which gained 183% during the quarter, topping out at $10 billion in market capitalization. We sold this position to leverage its significant appreciation.

WHAT IS YOUR OUTLOOK?

We expect 2005 to be a year of slower economic growth, marked by decelerating business investment and sluggish consumer spending. Absent the U.S. presidential election, most of 2004's pressures unfortunately look to carry into 2005. We expect the Fed to continue its interest rate increases, the U.S. dollar to remain weak, Iraq to continue its state of turmoil and consumer/federal debt to soar to uncomfortable levels. Consequently, the attributes of quality, which are primarily visibility and sustainability, will continue to be our prime focus for portfolio incorporation.

                 MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04


          Healthcare                                          9.7%
          Commercial Services                                 9.5%
          Prepackaged Software                                8.4%
          Electrical Equipment & Electronics                  7.1%
          Banking, Savings & Loans                            5.1%
          Computer Related Services                           4.1%
          Pharmaceuticals                                     4.0%
          Energy                                              3.7%
          Transportation                                      3.4%
          Financial Services                                  3.2%
          Retail                                              3.1%
          Medical Supplies                                    2.8%
          Machinery & Components                              2.6%
          Lodging                                             2.5%
          Data Processing & Preparation                       2.1%
          Chemicals                                           2.1%
          Advertising                                         1.9%
          Computer Integrated Systems Design                  1.8%
          Communications                                      1.8%
          Information Retrieval Services                      1.7%
          Foods                                               1.7%
          Home Construction, Furnishings & Appliances         1.7%
          Computers & Information                             1.4%
          Automotive & Parts                                  1.1%
          Metals & Mining                                     1.1%
          Telephone Utilities                                 1.0%
          Broadcasting, Publishing & Printing                 1.0%
          Air Transportation                                  0.9%
          Restaurants                                         0.6%
          Insurance                                           0.6%
          Apparel, Textiles & Shoes                           0.5%
          Containers                                          0.5%
          Entertainment & Leisure                             0.4%
          Cosmetics & Personal Care                           0.4%
          Household Products                                  0.4%
          Internet Software                                   0.3%
          Real Estate                                         0.1%
          Building Materials & Construction                   0.1%
          Beverages                                           0.0%
          Short-Term Investments and
            Other Assets and Liabilities                      5.6%
                                                            -----
                                                            100.0%
                                                            =====

                       MASSMUTUAL SELECT SMALL CAP GROWTH
                                   EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         Checkfree Corp.
                         AmSurg Corp.
                         ITT Educational Services, Inc.
                         Dendrite International, Inc.
                         J.B. Hunt Transport Services, Inc.
                         Cerner Corp.
                         Vail Resorts, Inc.
                         The Corporate Executive Board Co.
                         Take-Two Interactive Software, Inc.
                         Factset Research Systems, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Small Cap Growth Equity Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2000 Index

MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND
TOTAL RETURN

                                                             FIVE YEAR          SINCE INCEPTION
                                      ONE YEAR            AVERAGE ANNUAL        AVERAGE ANNUAL
                                  1/1/04 - 12/31/04      1/1/00 - 12/31/04     5/3/99 - 12/31/04
Class S                                 13.79%                 -1.20%                7.61%
Class A                                 13.22%                 -1.73%                7.04%
Class A (sales load deducted)*           6.71%                 -2.88%                5.93%
Class Y                                 13.70%                 -1.32%                7.47%
Class L                                 13.46%                 -1.46%                7.31%
------------------------------------------------------------------------------------------------
Russell 2000 Index                      18.33%                  6.61%                8.89%
------------------------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             CLASS S      CLASS A   CLASS A (SALES LOAD DEDUCTED)   CLASS Y     CLASS L   RUSSELL 2000 INDEX
5/3/1999     $ 10,000     $ 10,000           $  9,425               $ 10,000    $ 10,000       $ 10,000
 12/1999     $ 16,091     $ 16,042           $ 15,119               $ 16,071    $ 16,055       $ 11,767
 12/2000     $ 13,947     $ 13,825           $ 13,030               $ 13,911    $ 13,881       $ 11,411
 12/2001     $ 12,361     $ 12,191           $ 11,490               $ 12,316    $ 12,266       $ 11,695
 12/2002     $  9,240     $  9,058           $  8,537               $  9,188    $  9,140       $  9,299
 12/2003     $ 13,315     $ 12,987           $ 12,241               $ 13,227    $ 13,146       $ 13,694
 12/2004     $ 15,150     $ 14,704           $ 13,858               $ 15,040    $ 14,916       $ 16,204

Hypothetical Investments in MassMutual Select Small Cap Growth Equity Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/02 - 12/31/04
Class N                                    12.83%                27.28%
Class N (CDSC fees deducted)*              11.83%                27.28%
------------------------------------------------------------------------------
Russell 2000 Index                         18.33%                32.08%
------------------------------------------------------------------------------

[CHART]

            CLASS N    CLASS N (CDSC FEES DEDUCTED)    RUSSELL 2000 INDEX
12/31/2002  $ 10,000           $ 10,000                    $ 10,000
   12/2003  $ 14,366           $ 14,266                    $ 14,777
   12/2004  $ 16,210           $ 16,210                    $ 17,458

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT SMALL COMPANY GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT SMALL COMPANY GROWTH FUND?

The Fund seeks long-term capital appreciation by investing primarily in common stocks and equity securities of smaller companies the Fund's sub-advisors believe offer potential for long-term growth.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 2.25%, trailing the 18.33% return of the Russell 2000 Index, an unmanaged index of 2000 small capitalization common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

Early 2004 continued in a fashion similar to the end of 2003, as equity markets continued to surge and higher-beta investments outperformed. These trends slowed or reversed later in the quarter, however, when job growth appeared to pause, terrorist attacks resurfaced overseas, energy prices advanced and prospects emerged for a contentious U.S. presidential election. Bond yields declined as their prices surged and domestic equity markets decelerated, as investors expressed a preference for less-risky assets. The small-cap outperformance trend continued in the first quarter.

As we entered the second quarter, the rising price of oil, China's economic slowdown and inflationary concerns put pressure on equity markets. However, as the quarter progressed, corporate profits impressed, economic strength appeared to be broad based and oil prices receded somewhat. In this environment, small-cap stocks underperformed large caps for the first time in five quarters.

During the third quarter, investors, businesses and consumers wrestled with a wide range of distractions, including $50-per-barrel oil prices; impending national elections in Iraq, Afghanistan and here in the U.S.; and an unusually disruptive hurricane season. With many forecasting future economic growth below trend and with earnings continuing to grow, albeit at a slower pace, investors chose bonds over stocks and the value strategy over growth.

The U.S. equity markets finished the year with an impressive rally in the fourth quarter, due in part to an easing in oil prices and the conclusion of the hotly contested U.S. presidential election. But it was a strong economy and solid business fundamentals that drove the stock market in 2004. GDP growth exceeded 4% for the year and over 2.2 million jobs were created - the strongest job growth in five years. Capital spending also increased dramatically.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

In the first quarter, unfavorable stock selection in the consumer discretionary and health care sectors provided a headwind to the Fund's performance - as did the financial services sector. The portfolio's underweight allocation to real estate and overweight allocation to diversified financials versus the benchmark also detracted from relative results during the quarter. These results were partially offset by favorable stock picks in the information technology sector. The portfolio's underweight allocation to banks versus the benchmark also added to relative results during the quarter; another positive performer was the materials/processing sector.

In the second quarter, the health care, information technology and consumer discretionary sectors were the biggest detractors from the Fund's performance. These results were partially offset by positive stock selection in the financials and materials sectors - as well as our lower-than-benchmark exposure to the interest-rate-sensitive financials sector. The producer durables sector also contributed.

Technology and producer durables stocks detracted the most from our performance during the third quarter. Health care stocks contributed the most to the Fund's results.

As 2004 came to a close, our financial service and consumer discretionary were stellar performers. Our underweight to the health care sector throughout the fourth quarter also contributed to our returns.

WHAT IS YOUR OUTLOOK - AND HOW HAVE YOU POSITIONED THE FUND AS A RESULT?

While the Federal Reserve raised the target rate for federal funds gradually and consistently in the second half of 2004, rates nevertheless remain accommodative from a historical perspective. In short, interest rates are low, inflation is under control, consumers and businesses are willing and able to spend, and the economic environment is healthy and sustainable as we move into 2005.

                   MASSMUTUAL SELECT SMALL COMPANY GROWTH FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Electrical Equipment & Electronics                 15.9%
          Pharmaceuticals                                    12.0%
          Banking, Savings & Loans                            8.5%
          Commercial Services                                 5.7%
          Healthcare                                          4.2%
          Computers & Information                             3.9%
          Medical Supplies                                    3.9%
          Communications                                      3.8%
          Financial Services                                  3.7%
          Retail                                              3.7%
          Prepackaged Software                                3.5%
          Energy                                              3.3%
          Apparel, Textiles & Shoes                           2.4%
          Computer Integrated Systems Design                  2.4%
          Computer Related Services                           2.1%
          Entertainment & Leisure                             2.0%
          Restaurants                                         1.5%
          Metals & Mining                                     1.5%
          Transportation                                      1.3%
          Telephone Utilities                                 1.1%
          Heavy Construction                                  1.0%
          Machinery & Components                              1.0%
          Foods                                               1.0%
          Chemicals                                           1.0%
          Advertising                                         0.9%
          Data Processing & Preparation                       0.9%
          Home Construction, Furnishings & Appliances         0.8%
          Computer Programming Services                       0.8%
          Heavy Machinery                                     0.6%
          Computer & Data Processing Services                 0.6%
          Internet Software                                   0.5%
          Real Estate                                         0.4%
          Air Transportation                                  0.2%
          Information Retrieval Services                      0.2%
          Computer Maintenance & Repair                       0.2%
          Insurance                                           0.2%
          Short-Term Investments and
            Other Assets and Liabilities                      3.3%
                                                            -----
                                                            100.0%
                                                            =====

                   MASSMUTUAL SELECT SMALL COMPANY GROWTH FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         Polycom, Inc.
                         E Trade Financial Corp.
                         Commercial Capital Bancorp, Inc.
                         Lattice Semiconductor Corp.
                         Pixelworks, Inc.
                         Genesis Microchip, Inc.
                         Medarex, Inc.
                         Brooks Automation, Inc.
                         FEI Co.
                         Placer Sierra Bancshares

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Small Company Growth Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2000 Index

MASSMUTUAL SELECT SMALL COMPANY GROWTH FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/01 - 12/31/04
Class S                                            2.25%                  4.91%
Class A                                            1.70%                  4.38%
Class A (sales load deducted)*                    -4.15%                  2.34%
Class Y                                            2.06%                  4.82%
Class L                                            1.97%                  4.69%
------------------------------------------------------------------------------
Russell 2000 Index                                18.33%                 11.09%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS S     CLASS A   CLASS A (SALES LOAD DEDUCTED)    CLASS Y     CLASS L   RUSSELL 2000 INDEX
12/31/2001   $  10,000   $  10,000            $   9,425             $  10,000   $  10,000      $  10,000
   12/2002   $   7,030   $   6,990            $   6,588             $   7,020   $   7,010      $   7,952
   12/2003   $  11,294   $  11,184            $  10,541             $  11,284   $  11,254      $  11,709
   12/2004   $  11,548   $  11,374            $  10,720             $  11,517   $  11,477      $  13,714

Hypothetical Investments in MassMutual Select Small Company Growth Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SELECT SMALL COMPANY GROWTH FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/02 - 12/31/04
Class N                                            1.33%                 27.66%
Class N (CDSC fees deducted)*                      0.39%                 27.66%
------------------------------------------------------------------------------
Russell 2000 Index                                18.33%                 32.08%
------------------------------------------------------------------------------

[CHART]

              CLASS N     CLASS N (CDSC FEES DEDUCTED)    RUSSELL 2000 INDEX
12/31/2002   $  10,000             $  10,000                   $  10,000
   12/2003   $  16,094             $  15,994                   $  14,777
   12/2004   $  16,308             $  16,308                   $  17,458

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT EMERGING GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT EMERGING GROWTH FUND?

This Fund seeks capital appreciation by investing primarily in smaller, rapidly growing emerging companies - generally in industry segments experiencing rapid growth, and often including technology and technology-related concerns.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 15.08%, which lagged the 18.33% return of the Russell 2000 Index, an unmanaged index of 2000 small-capitalization common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD - AND HOW DID YOU RESPOND?

The first half of 2004, and particularly the second quarter, was characterized by investors' unwillingness to embrace sustainable growth companies, despite attractive fundamentals and valuations. Instead, growth investors focused on many of the more muted growth or value sectors of the market. For example, during the second quarter, the autos/transportation and energy sectors of the Fund's benchmark index produced returns of 12.37% and 13.21%, respectively - among the largest of the 11 Russell sectors.

Investor concerns about future technology capital spending trends, which emerged in the third quarter, continued into the fourth quarter of 2004. In fact, the market had little appetite for technology companies in the first seven months of the year - and we used this window to upgrade the technology exposure of the portfolio, building on high-conviction positions at attractive prices.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

After an excellent start in January, technology stocks fell by about 10% from their high in the first quarter of 2004. Conversely, consumer discretionary companies contributed positive returns to the portfolio, as did gaming stocks, which benefited from improved consumer spending in Las Vegas and a more favorable legislative environment for gaming expansion worldwide. Also driving performance were the Fund's holdings within the health care sector and our overweight position in biotechnology.

Health care holdings were positive in the second quarter - and the Fund's slightly overweight position in this sector amplified their contribution. A healthy allocation to Internet-related positions also drove performance in the second quarter. Conversely, technology, in particular the portfolio's specialty semiconductor holdings, lagged despite solid fundamentals.

Turning to the third quarter, although we endured significant volatility in a number of our technology-related positions, technology was an overall positive contributor to returns. In the health care sector, two biotechnology stocks produced some of our largest gains, both appreciating more than 70% during the period.

In the fourth quarter, our technology positions provided some of the portfolio's best returns relative to the benchmark. Two of our retail companies also drove performance, as did our Internet-related holdings.

WHAT IS YOUR OUTLOOK?

We are cautiously optimistic that investors will look more favorably on growth stocks in 2005. Our portfolio companies are trading at approximately 28 times their 2005 earnings-per-share estimates and have an average growth rate of approximately 50%, which offers investors an attractive rate of earnings growth at very fair valuations.

                     MASSMUTUAL SELECT EMERGING GROWTH FUND
                                 INDUSTRY TABLE
                          (% OF NET ASSETS) ON 12/31/04

          Pharmaceuticals                                    12.8%
          Commercial Services                                11.3%
          Electrical Equipment & Electronics                  9.0%
          Prepackaged Software                                4.8%
          Apparel, Textiles & Shoes                           4.7%
          Medical Supplies                                    4.6%
          Financial Services                                  3.8%
          Banking, Savings & Loans                            3.4%
          Healthcare                                          3.4%
          Computer Programming Services                       3.2%
          Insurance                                           3.0%
          Computers & Information                             2.9%
          Information Retrieval Services                      2.9%
          Communications                                      2.8%
          Energy                                              2.6%
          Machinery & Components                              2.0%
          Lodging                                             2.0%
          Advertising                                         1.9%
          Telephone Utilities                                 1.8%
          Restaurants                                         1.6%
          Building Materials & Construction                   1.6%
          Computer Related Services                           1.4%
          Retail - Internet                                   1.3%
          Internet Software                                   1.2%
          Transportation                                      1.1%
          Retail                                              1.0%
          Computer Integrated Systems Design                  0.9%
          Photography Equipment/Supplies                      0.8%
          Metals & Mining                                     0.7%
          Toys, Games                                         0.7%
          Aerospace & Defense                                 0.6%
          Air Transportation                                  0.4%
          Home Construction, Furnishings & Appliances         0.3%
          Real Estate                                         0.0%
          Short-Term Investments and
            Other Assets and Liabilities                      3.5%
                                                            -----
                                                            100.0%
                                                            =====

                     MASSMUTUAL SELECT EMERGING GROWTH FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         Navigant Consulting, Inc.
                         bebe stores, inc.
                         Deckers Outdoor Corp.
                         Valueclick, Inc.
                         Alexion Pharmaceuticals, Inc.
                         Priceline.com, Inc.
                         Four Seasons Hotels, Inc.
                         WebEx Communications, Inc.
                         M-Systems Flash Disk Pioneers Limited
                         Infospace, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Emerging Growth Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2000 Index

MASSMUTUAL SELECT EMERGING GROWTH FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     5/1/00 - 12/31/04
Class S                                    15.08%                -10.26%
Class A                                    14.62%                -10.75%
Class A (sales load deducted)*              8.03%                -11.87%
Class Y                                    14.97%                -10.39%
Class L                                    14.67%                -10.55%
-----------------------------------------------------------------------------
Russell 2000 Index                         18.33%                  6.95%
-----------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS S     CLASS A    CLASS A (SALES LOAD DEDUCTED)       CLASS Y     CLASS L  RUSSELL 2000 INDEX
5/1/2000   $  10,000   $  10,000             $   9,425                $  10,000   $  10,000     $  10,000
 12/2000   $   7,330   $   7,320             $   6,899                $   7,330   $   7,330     $   9,636
 12/2001   $   6,150   $   6,110             $   5,759                $   6,150   $   6,130     $   9,876
 12/2002   $   3,580   $   3,530             $   3,327                $   3,570   $   3,550     $   7,853
 12/2003   $   5,240   $   5,130             $   4,835                $   5,210   $   5,180     $  11,564
 12/2004   $   6,030   $   5,880             $   5,542                $   5,990   $   5,940     $  13,683

Hypothetical Investments in MassMutual Select Emerging Growth Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SELECT EMERGING GROWTH FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/02 - 12/31/04
Class N                                    14.34%                28.91%
Class N (CDSC fees deducted)*              13.34%                28.91%
------------------------------------------------------------------------------
Russell 2000 Index                         18.33%                32.08%
------------------------------------------------------------------------------

[CHART]

              CLASS N    CLASS N (CDSC FEES DEDUCTED)    RUSSELL 2000 INDEX
12/31/2002   $  10,000            $  10,000                  $  10,000
   12/2003   $  14,543            $  14,443                  $  14,777
   12/2004   $  16,629            $  16,629                  $  17,458

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT OVERSEAS FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT OVERSEAS FUND?

The Fund seeks growth of capital over the long term by investing in both foreign and domestic equity securities, with an emphasis on foreign securities - including those in Europe, Latin America and Asia.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 17.98%, underperforming the 20.25% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a market-capitalization-weighted, unmanaged index of over 1,000 foreign stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The world's major equity markets turned in a mixed performance during the first quarter, with European benchmarks retreating after the March train bombings in Spain. Although most markets recovered within a few days, the attacks renewed fears of global terrorism and rattled investor confidence.

In the second quarter, many international equity markets advanced on continued confidence in the strength of the global economy and the potential for corporate profits - but the gains were tempered by lingering concerns over relatively high oil prices, violence in Iraq and the prospect of higher interest rates.

In the third quarter, stocks lost ground as high energy prices, rising interest rates, presidential election jitters and the worst hurricane season in 40 years kept investors on the defensive. Bonds outperformed stocks, despite two increases in short-term interest rates by the Federal Reserve (Fed).

Many of the world's equity markets advanced during the fourth quarter of 2004, as a year-end rally lifted numerous exchanges to levels not seen for several years. The MSCI EAFE Index and other international equity benchmarks advanced as the prices of oil retreated from October's record high levels, and the U.S. election ended without controversy. The gains came despite a devastating tsunami near the end of the quarter that killed an estimated 150,000 people in south Asia. Despite the staggering loss of life, initial reports indicated the impact on the region's economy would be relatively minor for such a catastrophic event.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

During the first quarter, the Fund's underweighted position in Japan largely detracted from returns, but was offset somewhat by significant contributions due to strong stock selection in France and a relative overweighted position in Mexico. The health care sector detracted the most from the Fund's absolute performance, as holdings among drug companies retreated. On a relative basis, the United Kingdom, Russia and South Korea were the top-contributing countries during the first quarter, while Switzerland, Japan and India detracted most.

Turning to the second quarter, the greatest contributors to performance included stock selection in Switzerland, a relative underweight position in Japan and stock selection in the UK, offset somewhat by our overweight positions in South Korea. Our stakes in the consumer staples and health care sectors provide solid absolute returns. On the downside, the Fund's holdings in the energy sector delivered the worst performance against the benchmark. Among countries, France, Sweden and Australia made the largest contribution to the portfolio on a relative basis, while the United Kingdom, South Korea and India detracted most.

The best relative performance in the third quarter came from the portfolio's stake in the telecommunication services sector. Our underweighting of Japan (an underperformer) and stock selection in that country, in tandem with an overweighting of Mexico, also contributed. The health care sector, however, registered the period's worst relative performance; stock selection in the UK and Germany also detracted. On a regional basis, Switzerland, Germany and the Netherlands made the largest contribution to relative performance, while the UK, Israel and Japan were the greatest laggards.

In the fourth quarter, all sectors in which we were invested advanced. The greatest contributors to performance during the quarter were our overweight to South Korea and our underweight of Japan. Our investments in Greece, Mexico and Ireland made the largest relative contribution to performance, while our holdings in Switzerland, Italy and Australia detracted the most.

WHAT IS YOUR OUTLOOK?

Invariably, as currency movements aggressively sway from one extreme to the next, analysts clamor to explain the volatility. Ultimately, however, the value of a nation's currency is underpinned by that country's production/economic prowess in both an absolute and a relative sense. Despite the fall of the dollar in 2004, the U.S. debt-to-GDP situation is better than both Japan and Europe. The U.S. fiscal deficit is projected to fall over the next few years and, at approximately 3% to 3.5% of GDP, it is not much different than the Euro economies or Japan. While the U.S. has a current account deficit, by definition it has a capital account surplus. This means that, although the U.S. runs a trade deficit, this deficit is largely financed by the willingness of foreigners to invest in America, which we believe will continue. Ultimately, we believe that over time, fundamental forces will re-assert themselves, and the pendulum will change directions.

                         MASSMUTUAL SELECT OVERSEAS FUND
                               COUNTRY WEIGHTINGS
                          (% OF NET ASSETS) ON 12/31/04

          United Kingdom                                     20.9%
          France                                             12.1%
          Switzerland                                        11.4%
          Japan                                              11.3%
          Germany                                             8.6%
          Netherlands                                         5.3%
          Australia                                           4.7%
          South Korea                                         3.4%
          Italy                                               3.1%
          Ireland                                             2.7%
          United States                                       1.7%
          Spain                                               1.7%
          Mexico                                              1.6%
          Sweden                                              1.1%
          Austria                                             0.9%
          Canada                                              0.9%
          Finland                                             0.9%
          Singapore                                           0.8%
          Greece                                              0.8%
          Norway                                              0.7%
          Hong Kong                                           0.5%
          Bermuda                                             0.4%
          Luxembourg                                          0.4%
          Belgium                                             0.3%
          Denmark                                             0.3%
          Russia                                              0.2%
          Israel                                              0.1%
          Forward Currency Contracts                         (0.4)%
          Short-Term Investments and
            Other Assets and Liabilities                      3.6%
                                                            -----
                                                            100.0%
                                                            =====

                         MASSMUTUAL SELECT OVERSEAS FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                         Novartis AG
                         Bank of Ireland
                         GlaxoSmithKline PLC
                         Vodafone Group PLC BP PLC
                         Vivendi Universal SA
                         Diageo PLC
                         Nestle SA
                         Bayerische Motoren Werke AG
                         Euronext

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Overseas Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL SELECT OVERSEAS FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04     5/1/01 - 12/31/04
Class S                                   17.98%                 3.69%
Class A                                   17.53%                 3.25%
Class A (sales load deducted)*            10.77%                 1.60%
Class Y                                   17.84%                 3.63%
Class L                                   17.77%                 3.50%
-----------------------------------------------------------------------------
MSCI EAFE                                 20.25%                 4.92%
-----------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS S     CLASS A    CLASS A (SALES LOAD DEDUCTED)    CLASS Y     CLASS L    MSCI EAFE
5/1/2001   $  10,000   $  10,000             $   9,425             $  10,000   $  10,000   $  10,000
 12/2001   $   8,430   $   8,410             $   7,926             $   8,430   $   8,420   $   8,512
 12/2002   $   7,399   $   7,346             $   6,923             $   7,390   $   7,372   $   7,155
 12/2003   $   9,683   $   9,569             $   9,019             $   9,672   $   9,634   $   9,916
 12/2004   $  11,425   $  11,247             $  10,600             $  11,398   $  11,346   $  11,924

Hypothetical Investments in MassMutual Select Overseas Fund Class N, Class N (CDSC fees deducted) and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL SELECT OVERSEAS FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                          ONE YEAR           AVERAGE ANNUAL
                                      1/1/04 - 12/31/04    12/31/02 - 12/31/04
CLASS N                                   17.21%                 23.93%
Class N (CDSC fees deducted)*             16.12%                 23.93%
------------------------------------------------------------------------------
MSCI EAFE                                 20.25%                 30.03%
------------------------------------------------------------------------------

[CHART]

              CLASS N    CLASS N (CDSC FEES DEDUCTED)    MSCI EAFE
12/31/2002   $  10,000            $  10,000              $  10,000
   12/2003   $  13,122            $  13,022              $  13,980
   12/2003   $  15,368            $  15,368              $  16,920

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE MSCI EAFE IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT STRATEGIC BALANCED FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SELECT STRATEGIC BALANCED
FUND?

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

HOW DID THE FUND PERFORM DURING 2004?

For the 12 months ended December 31, 2004, the Fund's Class S shares returned 5.76%, underperforming the 7.00% return of the Lipper Balanced Fund Index, an unmanaged index of stock and bond portfolios.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

There were a number of crosscurrents at work in the 2004 economy. Although job growth picked up substantially, it still lagged behind where it was in previous cycles. Energy prices began 2004 near $30 per barrel and went as high as $55 later in the year. The war in Iraq also provided a backdrop of uncertainty in the geopolitical arena. Nevertheless, 2004 turned out to be a year in which the economy was generally strong and interest rates and inflation were surprisingly muted. These factors contributed to a year when the stock market consolidated or remained in a trading range for most of the year. After the November U.S. presidential election, stocks rallied strongly through the end of the year.

Stronger-than-expected economic activity, higher-than-expected inflation, and a moderate tightening of monetary policy drove short- and intermediate-term yields substantially higher in 2004, while bond yields were steady to somewhat lower. Non-U.S. fixed-income markets generally performed better and with substantially less volatility, thanks to slower growth and subdued inflation. Japanese rates were relatively stable and deflationary pressures eased. The Bank of England raised its target rate four times during the period, while the European Central Bank remained on hold.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

In the stock component of the Fund, we purposely underweighted financial service companies in 2004, believing interest rates would rise and that many companies in the sector would be adversely affected. Ultimately, however, interest rates spiked early in the year and then retreated at year-end to where they started - at about 4.25%. Industrials and utilities were other areas where the Fund also underperformed during the year. Conversely, energy and materials were notable outperformers.

The top five contributors to performance during 2004 were Carnival Corp., Motorola, Williams Cos., Raytheon Co. and Elan Corp. During the year, we sold Elan, because they had exceeded our target prices by a wide margin. The largest detractors from performance were Merck, Pfizer, Intel, Unisys and Marsh & McLennan Cos. We sold both Merck and Unisys during 2004.

In the fixed-income segment of the Fund, our strategies produced generally positive results during 2004. The biggest contribution to performance came from a moderate overweighting of the credit sector with an emphasis on longer-maturity BBB-rated bonds, high-yield bonds, and emerging market debt, as these all benefited from increased demand due to the lower returns offered by other less-risky bonds. An overweight exposure to longer-maturity Treasury Inflation Protected Securities (TIPS) for most of the period also contributed to performance, thanks to lower real yields and higher-than-expected inflation. Modestly overweight exposure to the mortgage-backed sector for most of the period added to performance as spreads tightened. Spread refers to the incremental income earned by lower-quality bonds over comparable maturity higher-quality bonds for assuming credit risk. When spreads tighten, investors often turn to favor the higher-quality investment. Non-dollar bond exposure made an important contribution to returns, since non-dollar bonds generally outperformed their U.S. counterparts, and our decision to leave currency exposure largely unhedged benefited from a weaker dollar.

WHAT IS YOUR OUTLOOK?

Our outlook for the U.S. economy is unremarkable, with headwinds and tailwinds likely to keep growth in the range of 3% to 4%. We note that corporate coffers are stuffed with an abundance of profits, so capital spending is likely to continue to post strong gains. The burden of government spending, far from excessive by recent historical standards, seems unlikely to increase and might decline if Congress implements even minimal spending restraint.

We see little value in U.S. bond yields at current levels, given our view that inflation is likely to prove somewhat higher than the market expects, and yields are still priced to the assumption that inflation will remain relatively low and stable. Consequently, we continue to target an underweight duration exposure, believing that higher-than-forecast interest rates may be on the horizon. Duration is a measurement of a bond portfolio's sensitivity to interest rates, with a lower duration usually representing a belief that rates will rise. We are positioned strategically across bond maturities, a strategy that should be rewarded as the Federal Reserve moves eventually to restore real short-term rates to a level consistent with stable inflation.

                           MASSMUTUAL SELECT STRATEGIC
                                  BALANCED FUND
                                ASSET ALLOCATION
                          (% OF NET ASSETS) ON 12/31/04

          Equities                                           57.8%
          Bonds & Notes                                      32.2%
          Purchased Options                                   0.1%
          Swaps                                               0.1%
          Forward Currency Contracts                         (0.2)%
          Futures                                            (0.1)%
          Written Options                                    (0.0)%
          Short-Term Investments and
            Other Assets and Liabilities                     10.1%
                                                            -----
                                                            100.0%
                                                            =====

                           MASSMUTUAL SELECT STRATEGIC
                                  BALANCED FUND
                        LARGEST STOCK HOLDINGS (12/31/04)

                          U.S. Treasury Note, 3.625%
                            due 07/15/2009
                          U.S. Treasury Note, 2.625%
                            due 03/15/2009
                          U.S. Treasury Bond, 3.000%
                            due 11/15/2007
                          U.S. Treasury Bond, 5.375%
                            due 02/15/2031
                          U.S. Treasury Note, 3.500%
                            due 11/15/2009
                          GNMA, 5.000% due 05/15/2034
                          JP Morgan Chase & Co.
                          Time Warner, Inc.
                          ChevronTexaco Corp.
                          Johnson & Johnson

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Strategic Balanced Fund Class S, Class A, Class A (sales load deducted), Class Y, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index

MASSMUTUAL SELECT STRATEGIC BALANCED FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class S                                    5.76%                 5.75%
Class A                                    5.34%                 5.33%
Class A (sales load deducted)*            -0.71%                -0.71%
Class Y                                    5.74%                 5.72%
------------------------------------------------------------------------------
Lipper Balanced Fund Index                 7.00%                -6.54%
Lehman Brothers Aggregate Bond Index       4.34%                 4.41%
Russell 3000 Index                        11.95%                11.98%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                     CLASS A (SALES               LIPPER BALANCED      LEHMAN BROTHERS
              CLASS S     CLASS A    LOAD DEDUCTED)    CLASS Y      FUND INDEX      AGGREGATE BOND INDEX   RUSSELL 3000 INDEX
12/31/2003   $  10,000   $  10,000     $   9,425      $  10,000     $  10,000            $  10,000              $  10,000
    6/2004   $  10,180   $  10,160     $   9,576      $  10,180     $  10,224            $  10,024              $  10,362
   12/2004   $  10,576   $  10,534     $   9,929      $  10,574     $   9,344            $  10,442              $  11,201

Hypothetical Investments in MassMutual Select Strategic Balanced Fund Class L, Class N, Class N (CDSC fees deducted), the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index

MASSMUTUAL SELECT STRATEGIC BALANCED FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class L                                     5.62%                 5.61%
Class N                                     5.02%                 5.01%
Class N (CDSC fees deducted)*               4.02%                 4.01%
------------------------------------------------------------------------------
Lipper Balanced Fund Index                  7.00%                -6.54%
Lehman Brothers Aggregate Bond Index        4.34%                 4.41%
Russell 3000 Index                         11.95%                11.98%
------------------------------------------------------------------------------

[CHART]


                                     CLASS N (CDSC    LIPPER BALANCED       LEHMAN BROTHERS
              CLASS L     CLASS N    FEES DEDUCTED)      FUND INDEX      AGGREGATE BOND INDEX   RUSSELL 3000 INDEX
12/31/2003   $  10,000   $  10,000     $  10,000         $  10,000              $  10,000            $  10,000
    6/2004   $  10,170   $  10,150     $  10,050         $  10,224              $  10,024            $  10,362
   12/2004   $  10,562   $  10,502     $  10,402         $   9,344              $  10,442            $  11,201

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LIPPER BALANCED FUND INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE RUSSELL 3000 INDEX ARE UNMANAGED AND DO NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT DESTINATION RETIREMENT SERIES FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES OF THE FUNDS THAT COMPRISE THE MASSMUTUAL SELECT DESTINATION RETIREMENT SERIES?

- DESTINATION RETIREMENT INCOME FUND: This Fund seeks to achieve high current income and, as a secondary objective, capital appreciation, by investing in a combination of MassMutual equity, fixed-income and money market funds using an asset allocation strategy designed for investors already in retirement.

- DESTINATION RETIREMENT 2010 / 2020 / 2030 / 2040 FUNDS: Each of these Funds seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing in a combination of MassMutual equity, fixed-income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010, 2020, 2030, or 2040, respectively.

HOW DID THE FUNDS PERFORM DURING 2004?

For the 12 months ended December 31, 2004, each Fund's Class S return, along with the return of its custom benchmark and the Lipper Balanced Fund Index, an unmanaged index of stock and bond portfolios, was as follows:

                                                CUSTOM             LIPPER BALANCED
                                               BENCHMARK             FUND INDEX
DESTINATION RETIREMENT INCOME FUND
                   6.71%                            7.00%                    7.00%

DESTINATION RETIREMENT 2010 FUND
                   7.80%                            7.97%                    7.00%

DESTINATION RETIREMENT 2020 FUND
                  10.19%                            9.91%                    7.00%

DESTINATION RETIREMENT 2030 FUND
                  12.71%                           12.25%                    7.00%

DESTINATION RETIREMENT 2040 FUND
                  13.75%                           13.62%                    7.00%

The Destination Retirement Income and Destination Retirement 2010 Funds modestly trailed their respective benchmarks for the year 2004; the Destination Retirement 2020, 2030 and 2040 Funds, with their high equity allocations, outpaced their respective custom benchmarks.

See the description of each custom benchmark below.

Please note: The methodology used to construct the custom benchmarks shown for the Destination Retirement Series has been updated since the June 30, 2004 semi-annual report. This update changed the composition of the underlying benchmarks used across the series, and we expect to use these benchmarks for the foreseeable future.

The Custom Destination Income Index comprises the MSCI EAFE, Wilshire 5000, Lehman Brothers Aggregate Bond and T-Bill indexes. The weightings of each index can vary depending on the weightings of the underlying mutual funds composing the Destination Retirement Income Fund.

The Custom Destination 2010 Index comprises the MSCI EAFE, Wilshire 5000, Lehman Brothers Aggregate Bond and T-Bill indexes. The weightings of each index can vary depending on the weightings of the underlying mutual funds composing the Destination Retirement 2010 Fund.

The Custom Destination 2020 Index comprises the MSCI EAFE, Wilshire 5000 and Lehman Brothers Aggregate Bond indexes. The weightings of each index can vary depending on the weightings of the underlying mutual funds composing the Destination Retirement 2020 Fund.

The Custom Destination 2030 Index comprises the MSCI EAFE, Wilshire 5000 and Lehman Brothers Aggregate Bond indexes. The weightings of each index can vary depending on the weightings of the underlying mutual funds composing the Destination Retirement 2030 Fund.

The Custom Destination 2040 Index comprises the MSCI EAFE and Wilshire 5000 indexes. The weightings of each index can vary depending on the weightings of the underlying mutual funds composing the Destination Retirement 2040 Fund.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The strong market headway of 2003 slowed markedly during the first half of 2004, as investors reflected upon the changing geopolitical and market environment and pondered new political leadership here at home. While the larger-cap and technology-oriented market indexes lost some ground in the first quarter, small-cap and international stocks posted stronger gains. The bond market also benefited from slightly lower interest rates.

A seesaw of positives and negatives kept many investors from making definitive moves in the second quarter. Despite stronger economic growth and corporate profits, greater consumer confidence and improving employment statistics, higher oil prices, renewed inflation concerns and continued terrorist threats unnerved investors. As a result, many market indexes turned in nearly flat returns.

In the third quarter, stocks lost ground as high energy prices, rising interest rates, presidential election jitters and the worst hurricane season in 40 years kept investors on the defensive. Bonds outperformed stocks, despite two increases in short-term interest rates by the Federal Reserve (Fed).

As with much of the year, economic news in the fourth quarter was generally mixed. Many investors were encouraged by a swift resolution to the presidential election and reports of an overall improvement in economic fundamentals. However, gyrating oil prices, predictions about a weak holiday retailing season, weak statistics for new home sales and mortgage applications and concerns about corporate earnings kept an equity rally from sustaining momentum until the second half of the fourth quarter, when a series of economic reports pointed to solid expansion and an improved outlook.

WHAT FACTORS CONTRIBUTED TO THE FUNDS' PERFORMANCE?

In the first quarter, the best-performing underlying equity funds were MassMutual Aggressive Growth and MassMutual Large Cap Value, as these two Funds outperformed both their respective benchmark indexes and their peer groups. The results of these two Funds had the greatest impact, from a performance perspective, on the Destination Retirement 2030 and Destination Retirement 2040 Funds. Although the underlying bond funds, with the exception of MassMutual Short-Duration Bond, generally underperformed their respective benchmarks, the fixed-income asset class posted positive returns.

Turning to the second quarter, the best-performing underlying equity funds were MassMutual Aggressive Growth, MassMutual Mid Cap Growth II and MassMutual Small Company Value, as these Funds outpaced their respective benchmark indexes and their peer groups. The second quarter did not fare well for bonds, due to the Fed's interest rate increase. (Bond prices move in the opposite direction to interest rates [or yields]; when yields fall, the prices of existing bonds rise.)

All of Destination's underlying bond funds provided positive performance during the third quarter. MassMutual Short-Duration Bond provided the best relative performance versus the benchmark and peer group as its longer duration posturing bolstered results. Performance of the underlying equity funds hindered returns, with the growth-oriented and smaller-cap funds declining the most. Although the value-oriented funds held up better, all turned in negative absolute results.

Please note: As previously communicated, in the closing quarter of the year, the MassMutual sub-advised funds underwent a re-alignment, which resulted in the addition of Premier or Select to all fund names. For fourth-quarter 2004, Select Destinations' underlying bond funds were in positive territory. Premier Inflation Protected Bond provided the strongest absolute returns, as inflationary concerns drove Treasury Inflation Protected Securities (TIPS) prices higher. Premier Short Duration Bond and Premier Diversified Bond provided more modest, but solid relative results. Premier Core Bond outpaced its peer group, but slightly trailed its Index. Performance of the underlying equity funds bolstered performance on an absolute basis, but was mixed on a relative basis. Select Emerging Growth provided the strongest absolute returns in the quarter. Select Aggressive Growth, Select Mid Cap Growth II and Select Small Company Value provided strong relative and absolute results for the period. Hindering results to varying degrees on an absolute and relative basis were Select Fundamental Value, Select Large Value, Select, Select Growth Equity, Premier Small Company Opportunities and Select Focused Value, all of which encountered security-specific issues. Select Overseas was a strong absolute contributor, performing in line with its peer group, but trailing the Index.

WHAT IS YOUR OUTLOOK?

The weakening dollar notwithstanding, as we look toward 2005, there are various encouraging economic signs on the horizon. Inflation and interest rates are still low and economic expansion has been widely substantiated. Reports on personal income, consumer confidence and durable goods have suggested the economy may sustain above-average growth in the near term, all of which could translate into stronger corporate earnings figures and higher stock prices. The Fed will likely continue to raise interest rates at a measured pace - in tandem with a potentially stronger equity environment, this may present a challenge to bond investors.

                          MASSMUTUAL SELECT DESTINATION
                             RETIREMENT INCOME FUND
                                ASSET ALLOCATION
                          (% OF NET ASSETS) ON 12/31/04

                 Mutual Fund                           100.0%
                 Short-Term Investments and
                   Other Assets and Liabilities         (0.0)%
                                                       -----
                                                       100.0%
                                                       =====

                          MASSMUTUAL SELECT DESTINATION
                              RETIREMENT 2010 FUND
                                ASSET ALLOCATION
                          (% OF NET ASSETS) ON 12/31/04

                 Mutual Fund                           100.1%
                 Short-Term Investments and
                   Other Assets and Liabilities         (0.1)%
                                                       -----
                                                       100.0%
                                                       =====

                          MASSMUTUAL SELECT DESTINATION
                              RETIREMENT 2020 FUND
                                ASSET ALLOCATION
                          (% OF NET ASSETS) ON 12/31/04

                 Mutual Fund                           100.0%
                 Short-Term Investments and
                   Other Assets and Liabilities         (0.0)%
                                                       -----
                                                       100.0%
                                                       =====

                          MASSMUTUAL SELECT DESTINATION
                              RETIREMENT 2030 FUND
                                ASSET ALLOCATION
                          (% OF NET ASSETS) ON 12/31/04

                 Mutual Fund                           100.0%
                 Short-Term Investments and
                   Other Assets and Liabilities         (0.0)%
                                                       -----
                                                       100.0%
                                                       =====

                          MASSMUTUAL SELECT DESTINATION
                              RETIREMENT 2040 FUND
                                ASSET ALLOCATION
                          (% OF NET ASSETS) ON 12/31/04

                 Mutual Fund                           100.0%
                 Short-Term Investments and
                   Other Assets and Liabilities         (0.0)%
                                                       -----
                                                       100.0%
                                                       =====

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Destination Retirement Income Fund Class S, Class A, Class A (sales load deducted), Class Y, the Custom Destination Income Index the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MASSMUTUAL SELECT DESTINATION RETIREMENT INCOME FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class S                                     6.71%                 6.70%
Class A                                     6.35%                 6.33%
Class A (sales load deducted)**             0.24%                 0.23%
Class Y                                     6.80%                 6.78%
------------------------------------------------------------------------------
Custom Destination Income Index             7.00%                 7.08%
Lipper Balanced Fund Index                  7.00%                -6.54%
Lehman Brothers Aggregate Bond Index        4.34%                 4.41%
S&P 500 Index                              10.88%                11.04%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION*

                                      CLASS A
             CLASS S    CLASS A  (SALES LOAD DEDUCTED)  CLASS Y
12/31/2003  $  10,000  $  10,000       $   9,425       $  10,000
    6/2004  $  10,150  $  10,140       $   9,557       $  10,160
   12/2004  $  10,671  $  10,635       $  10,024       $  10,680

            CUSTOM DESTINATION  LIPPER BALANCED     LEHMAN BROTHERS
               INCOME INDEX       FUND INDEX     AGGREGATE BOND INDEX    S&P 500 INDEX
12/31/2003    $  10,000           $  10,000           $  10,000            $   10,000
    6/2004    $  10,171           $  10,224           $  10,024            $   10,366
   12/2004    $  10,710           $   9,344           $  10,442            $   11,107

Hypothetical Investments in MassMutual Select Destination Retirement Income Fund Class L, Class N, Class N (CDSC fees deducted), the Custom Destination Income Index the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MASSMUTUAL SELECT DESTINATION RETIREMENT INCOME FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class L                                            6.62%                  6.61%
Class N                                            6.02%                  6.01%
Class N (CDSC fees deducted)**                     5.02%                  5.01%
------------------------------------------------------------------------------
Custom Destination Income Index                    7.00%                  7.08%
Lipper Balanced Fund Index                         7.00%                 -6.54%
Lehman Brothers Aggregate Bond Index               4.34%                  4.41%
S&P 500 Index                                     10.88%                 11.04%
------------------------------------------------------------------------------

[CHART]

                                           CLASS N         CUSTOM DESTINATION   LIPPER BALANCED    LEHMAN BROTHERS
              CLASS L     CLASS N    (CDSC FEES DEDUCTED)    INCOME INDEX          FUND INDEX    AGGREGATE BOND INDEX  S&P 500 INDEX
12/31/2003   $  10,000   $  10,000         $  10,000            $  10,000           $  10,000            $  10,000       $  10,000
    6/2004   $  10,150   $  10,120         $  10,020            $  10,171           $  10,224            $  10,024       $  10,366
   12/2004   $  10,662   $  10,602         $  10,502            $  10,710           $   9,344            $  10,442       $  11,107

* THE CUSTOM BENCHMARK $10,000 GROWTH CHART VALUES COMMENCE ON 1/1/04.

** CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE CUSTOM DESTINATION INCOME INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Destination Retirement 2010 Fund Class S, Class A, Class A (sales load deducted), Class Y, the Custom Destination 2010 Index the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2010 FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class S                                    7.80%                   7.77%
Class A                                    7.36%                   7.34%
Class A (sales load deducted)**            1.19%                   1.19%
Class Y                                    7.69%                   7.66%
------------------------------------------------------------------------------
Custom Destination 2010 Index              7.97%                   8.05%
Lipper Balanced Fund Index                 7.00%                  -6.54%
Lehman Brothers Aggregate Bond Index       4.34%                   4.41%
S&P 500 Index                             10.88%                  11.04%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION*

                                          CLASS A
              CLASS S     CLASS A   (SALES LOAD DEDUCTED)      CLASS Y
12/31/2003   $  10,000   $  10,000       $   9,425            $  10,000
    6/2004   $  10,200   $  10,180       $   9,595            $  10,190
   12/2004   $  10,780   $  10,736       $  10,119            $  10,769

             CUSTOM DESTINATION      LIPPER BALANCED       LEHMAN BROTHERS
                 2010 INDEX             FUND INDEX       AGGREGATE BOND INDEX    S&P 500 INDEX
12/31/2003       $  10,000               $  10,000              $  10,000         $   10,000
    6/2004       $  10,212               $  10,224              $  10,024         $   10,366
   12/2004       $  10,807               $   9,344              $  10,442         $   11,107

Hypothetical Investments in MassMutual Select Destination Retirement 2010 Fund Class L, Class N, Class N (CDSC fees deducted), the Custom Destination 2010 Index the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2010 FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class L                                     7.68%                 7.66%
Class N                                     6.98%                 6.96%
Class N (CDSC fees deducted)**              5.98%                 5.96%
------------------------------------------------------------------------------
Custom Destination 2010 Index               7.97%                 8.05%
Lipper Balanced Fund Index                  7.00%                -6.54%
Lehman Brothers Aggregate Bond Index        4.34%                 4.41%
S&P 500 Index                              10.88%                11.04%
------------------------------------------------------------------------------

[CHART]

                                           CLASS N         CUSTOM DESTINATION   LIPPER BALANCED    LEHMAN BROTHERS
              CLASS L     CLASS N    (CDSC FEES DEDUCTED)      2010 INDEX         FUND INDEX    AGGREGATE BOND INDEX  S&P 500 INDEX
12/31/2003   $  10,000   $  10,000         $  10,000            $  10,000           $  10,000         $  10,000         $  10,000
    6/2004   $  10,190   $  10,160         $  10,060            $  10,212           $  10,224         $  10,024         $  10,366
   12/2004   $  10,768   $  10,698         $  10,598            $  10,807           $   9,344         $  10,442         $  11,107

* THE CUSTOM BENCHMARK $10,000 GROWTH CHART VALUES COMMENCE ON 1/1/04.

** CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE CUSTOM DESTINATION 2010 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Destination Retirement 2020 Fund Class S, Class A, Class A (sales load deducted), Class Y, the Custom Destination 2020 Index the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2020 FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class S                                    10.19%                10.16%
Class A                                     9.76%                 9.73%
Class A (sales load deducted)**             3.45%                 3.44%
Class Y                                    10.07%                10.04%
------------------------------------------------------------------------------
Custom Destination 2020 Index               9.91%                 9.98%
Lipper Balanced Fund Index                  7.00%                -6.54%
Lehman Brothers Aggregate Bond Index        4.34%                 4.41%
S&P 500 Index                              10.88%                11.04%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION*

                                          CLASS A
              CLASS S     CLASS A   (SALES LOAD DEDUCTED)      CLASS Y
12/31/2003   $  10,000   $  10,000       $   9,425            $  10,000
    6/2004   $  10,340   $  10,320       $   9,727            $  10,340
   12/2004   $  11,019   $  10,976       $  10,345            $  11,007

             CUSTOM DESTINATION      LIPPER BALANCED       LEHMAN BROTHERS
                 2020 INDEX             FUND INDEX       AGGREGATE BOND INDEX    S&P 500 INDEX
12/31/2003       $  10,000               $  10,000              $  10,000         $   10,000
    6/2004       $  10,287               $  10,224              $  10,024         $   10,366
   12/2004       $  11,001               $   9,344              $  10,442         $   11,107

Hypothetical Investments in MassMutual Select Destination Retirement 2020 Fund Class L, Class N, Class N (CDSC fees deducted), the Custom Destination 2020 Index the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2020 FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class L                                   10.07%                 10.04%
Class N                                    9.39%                  9.36%
Class N (CDSC fees deducted)**             8.39%                  8.36%
------------------------------------------------------------------------------
Custom Destination 2020 Index              9.91%                  9.98%
Lipper Balanced Fund Index                 7.00%                 -6.54%
Lehman Brothers Aggregate Bond Index       4.34%                  4.41%
S&P 500 Index                             10.88%                 11.04%
------------------------------------------------------------------------------

[CHART]

                                           CLASS N         CUSTOM DESTINATION   LIPPER BALANCED    LEHMAN BROTHERS
              CLASS L     CLASS N    (CDSC FEES DEDUCTED)      2020 INDEX         FUND INDEX    AGGREGATE BOND INDEX  S&P 500 INDEX
12/31/2003   $  10,000   $  10,000         $  10,000            $  10,000           $  10,000             $  10,000      $  10,000
    6/2004   $  10,330   $  10,300         $  10,200            $  10,287           $  10,224             $  10,024      $  10,366
   12/2004   $  11,007   $  10,939         $  10,839            $  11,001           $   9,344             $  10,442      $  11,107

* THE CUSTOM BENCHMARK $10,000 GROWTH CHART VALUES COMMENCE ON 1/1/04.

** CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE CUSTOM DESTINATION 2020 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Destination Retirement
2030 Fund Class S, Class A, Class A (sales load deducted), Class Y, the Custom Destination 2030 Index the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2030 FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class S                                           12.71%                 12.68%
Class A                                           12.24%                 12.21%
Class A (sales load deducted)**                    5.79%                  5.77%
Class Y                                           12.60%                 12.56%
------------------------------------------------------------------------------
Custom Destination 2030 Index                     12.25%                 12.32%
Lipper Balanced Fund Index                         7.00%                 -6.54%
Lehman Brothers Aggregate Bond Index               4.34%                  4.41%
S&P 500 Index                                     10.88%                 11.04%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION*

                                          CLASS A
              CLASS S     CLASS A   (SALES LOAD DEDUCTED)      CLASS Y
12/31/2003   $  10,000   $  10,000       $   9,425            $  10,000
    6/2004   $  10,480   $  10,460       $   9,859            $  10,480
   12/2004   $  11,271   $  11,224       $  10,579            $  11,260

             CUSTOM DESTINATION      LIPPER BALANCED       LEHMAN BROTHERS
                 2030 INDEX             FUND INDEX       AGGREGATE BOND INDEX    S&P 500 INDEX
12/31/2003       $  10,000               $  10,000              $  10,000          $ 10,000
    6/2004       $  10,391               $  10,224              $  10,024          $ 10,366
   12/2004       $  11,236               $   9,344              $  10,442          $ 11,107

Hypothetical Investments in MassMutual Select Destination Retirement 2030 Fund Class L, Class N, Class N (CDSC fees deducted), the Custom Destination 2030 Index the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2030 FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class L                                    12.49%                 12.45%
Class N                                    11.89%                 11.86%
Class N (CDSC fees deducted)**             10.89%                 10.86%
------------------------------------------------------------------------------
Custom Destination 2030 Index              12.25%                 12.32%
Lipper Balanced Fund Index                  7.00%                 -6.54%
Lehman Brothers Aggregate Bond Index        4.34%                  4.41%
S&P 500 Index                              10.88%                 11.04%
------------------------------------------------------------------------------

[CHART]

                                           CLASS N         CUSTOM DESTINATION   LIPPER BALANCED   LEHMAN BROTHERS
              CLASS L     CLASS N    (CDSC FEES DEDUCTED)      2030 INDEX         FUND INDEX    AGGREGATE BOND INDEX  S&P 500 INDEX
12/31/2003   $  10,000   $  10,000         $  10,000            $  10,000           $  10,000            $  10,000       $  10,000
    6/2004   $  10,470   $  10,440         $  10,340            $  10,391           $  10,224            $  10,024       $  10,366
   12/2004   $  11,249   $  11,189         $  11,089            $  11,236           $   9,344            $  10,442       $  11,107

* THE CUSTOM BENCHMARK $10,000 GROWTH CHART VALUES COMMENCE ON 1/1/04.

** CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE CUSTOM DESTINATION 2030 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Select Destination Retirement 2040 Fund Class S, Class A, Class A (sales load deducted), Class Y, the Custom Destination 2040 Index the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2040 FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class S                                    13.75%               13.71%
Class A                                    13.39%               13.35%
Class A (sales load deducted)**             6.87%                6.85%
Class Y                                    13.74%               13.70%
------------------------------------------------------------------------------
Custom Destination 2040 Index              13.62%               13.69%
Lipper Balanced Fund Index                  7.00%               -6.54%
Lehman Brothers Aggregate Bond Index        4.34%                4.41%
S&P 500 Index                              10.88%               11.04%
------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION*

                                          CLASS A
              CLASS S     CLASS A   (SALES LOAD DEDUCTED)      CLASS Y
12/31/2003   $  10,000   $  10,000       $   9,425            $  10,000
    6/2004   $  10,550   $  10,530       $   9,925            $  10,550
   12/2004   $  11,375   $  11,339       $  10,687            $  11,374

             CUSTOM DESTINATION      LIPPER BALANCED       LEHMAN BROTHERS
                 2040 INDEX             FUND INDEX       AGGREGATE BOND INDEX    S&P 500 INDEX
12/31/2003        $  10,000             $  10,000              $  10,000          $   10,000
    6/2004        $  10,438             $  10,224              $  10,024          $   10,366
   12/2004        $  11,373             $   9,344              $  10,442          $   11,107

Hypothetical Investments in MassMutual Select Destination Retirement 2040 Fund Class L, Class N, Class N (CDSC fees deducted), the Custom Destination 2040 Index the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2040 FUND
TOTAL RETURN

                                          ONE YEAR           SINCE INCEPTION
                                      1/1/04 - 12/31/04    12/31/03 - 12/31/04
Class L                                    13.63%                13.59%
Class N                                    13.03%                12.99%
Class N (CDSC fees deducted)**             12.03%                11.99%
Custom Destination 2040 Index              13.62%                13.69%
------------------------------------------------------------------------------
Lipper Balanced Fund Index                  7.00%                -6.54%
Lehman Brothers Aggregate Bond Index        4.34%                 4.41%
S&P 500 Index                              10.88%                11.04%
------------------------------------------------------------------------------

[CHART]

                                           CLASS N         CUSTOM DESTINATION   LIPPER BALANCED   LEHMAN BROTHERS
              CLASS L     CLASS N    (CDSC FEES DEDUCTED)      2040 INDEX         FUND INDEX    AGGREGATE BOND INDEX  S&P 500 INDEX
12/31/2003   $  10,000   $  10,000         $  10,000            $  10,000           $  10,000            $  10,000       $  10,000
    6/2004   $  10,550   $  10,520         $  10,420            $  10,438           $  10,224            $  10,024       $  10,366
   12/2004   $  11,363   $  11,303         $  11,203            $  11,373           $   9,344            $  10,442       $  11,107

* THE CUSTOM BENCHMARK $10,000 GROWTH CHART VALUES COMMENCE ON 1/1/04.

** CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE CUSTOM DESTINATION 2040 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SELECT DIVERSIFIED VALUE FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 100.5%

AEROSPACE & DEFENSE -- 1.2%
Boeing Co.+                                                     25,000   $            1,294,250
Goodrich Corp.                                                  33,900                1,106,496
                                                                         ----------------------
                                                                                      2,400,746
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 1.3%
Limited Brands                                                  49,500                1,139,490
Liz Claiborne, Inc.                                             20,000                  844,200
Nordstrom, Inc.                                                 11,100                  518,703
                                                                         ----------------------
                                                                                      2,502,393
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 3.7%
American Axle &
  Manufacturing
  Holdings, Inc.                                                15,700                  481,362
Autoliv, Inc.+                                                  32,300                1,560,090
BorgWarner, Inc.                                                16,200                  877,554
Dana Corp.                                                      28,400                  492,172
General Motors Corp.+                                           30,200                1,209,812
Lear Corp.                                                      21,800                1,330,018
Magna International,
  Inc. Cl. A+                                                   11,800                  974,090
Paccar, Inc.                                                     5,500                  442,640
                                                                         ----------------------
                                                                                      7,367,738
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 23.1%
Bank of America Corp.                                          168,000                7,894,320
Capital One
  Financial Corp.+                                               2,600                  218,946
Citigroup, Inc.                                                185,800                8,951,844
Comerica, Inc.+                                                 22,600                1,379,052
Fannie Mae                                                      12,400                  883,004
Freddie Mac                                                     32,900                2,424,730
JP Morgan Chase & Co.                                          160,688                6,268,439
KeyCorp+                                                        43,000                1,457,700
National City Corp.+                                            43,600                1,637,180
Regions Financial Corp.                                         64,536                2,296,836
SunTrust Banks, Inc.                                            24,500                1,810,060
U.S. Bancorp                                                    92,900                2,909,628
Wachovia Corp.                                                  63,200                3,324,320
Washington Mutual, Inc.                                         49,400                2,088,632
Wells Fargo & Co.                                               44,600                2,771,890
                                                                         ----------------------
                                                                                     46,316,581
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 2.9%
Comcast Corp. Cl. A*                                            61,700                2,053,376
Time Warner, Inc.*                                             172,425                3,351,942
Viacom, Inc. Cl. B                                               9,800                  356,622
                                                                         ----------------------
                                                                                      5,761,940
                                                                         ----------------------

BUILDING MATERIALS & CONSTRUCTION -- 0.9%
Martin Marietta
  Materials, Inc.                                                8,500   $              456,110
Masco Corp.                                                     23,100                  843,843
Vulcan Materials Co.                                             9,700                  529,717
                                                                         ----------------------
                                                                                      1,829,670
                                                                         ----------------------

CHEMICALS -- 1.4%
Ashland, Inc.                                                    9,300                  542,934
Dow Chemical Co.                                                 6,500                  321,815
Du Pont (E.I.) de
  Nemours & Co.                                                  8,200                  402,210
Monsanto Co.                                                     8,500                  472,175
PPG Industries, Inc.                                            15,900                1,083,744
                                                                         ----------------------
                                                                                      2,822,878
                                                                         ----------------------

COMMUNICATIONS -- 2.4%
ADC
  Telecommunications, Inc.*+                                   246,400                  660,352
Lucent
  Technologies, Inc.*+                                         138,800                  521,888
Nortel Networks Corp.*                                         180,400                  629,596
SBC Communications, Inc.                                        75,500                1,945,635
Tellabs, Inc.*                                                 111,800                  960,362
                                                                         ----------------------
                                                                                      4,717,833
                                                                         ----------------------

COMPUTER RELATED SERVICES -- 0.4%
Ingram Micro, Inc. Cl. A*                                       40,500                  842,400
                                                                         ----------------------

COMPUTERS & INFORMATION -- 1.2%
International Business
  Machines Corp.                                                 8,000                  788,640
Solectron Corp.*                                               146,275                  779,646
Tech Data Corp.*                                                17,200                  780,880
                                                                         ----------------------
                                                                                      2,349,166
                                                                         ----------------------

COMPUTERS & OFFICE
  EQUIPMENT -- 1.6%
Hewlett-Packard Co.                                            150,752                3,161,269
                                                                         ----------------------

CONTAINERS -- 0.5%
Smurfit-Stone
  Container Corp.+                                              52,900                  988,172
                                                                         ----------------------

ELECTRIC UTILITIES -- 3.9%
Alliant Energy Corp.                                            25,100                  717,860
American Electric
  Power Co.+                                                    40,500                1,390,770
CMS Energy Corp.*+                                              38,200                  399,190
Constellation Energy
   Group, Inc.                                                  32,300                1,411,833
Edison International                                            49,100                1,572,673
Entergy Corp.                                                    4,600                  310,914
Northeast Utilities                                             40,600                  765,310
PPL Corp.                                                       24,400                1,300,032
                                                                         ----------------------
                                                                                      7,868,582
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 7.4%
Agere Systems,
  Inc. Cl. A*                                                  215,000   $              294,550
Arrow Electronics, Inc.*                                        34,100                  828,630
Celestica, Inc.*+                                               55,700                  785,927
Flextronics International
  Limited*                                                      53,700                  742,134
General Electric Co.                                           300,000               10,950,000
Hubbell, Inc. Cl. B                                             16,300                  852,490
Sanmina-SCI Corp.*                                              42,500                  359,975
                                                                         ----------------------
                                                                                     14,813,706
                                                                         ----------------------

ENERGY -- 11.6%
BP PLC Sponsored ADR
  (United Kingdom)                                              16,900                  986,960
ChevronTexaco Corp.                                             86,200                4,526,362
ConocoPhillips                                                  35,247                3,060,497
Exxon Mobil Corp.                                              195,100               10,000,826
Marathon Oil Corp.                                              42,700                1,605,947
Occidental Petroleum Corp.                                      25,250                1,473,590
Sempra Energy+                                                  31,800                1,166,424
Xcel Energy, Inc.                                               19,900                  362,180
                                                                         ----------------------
                                                                                     23,182,786
                                                                         ----------------------

ENTERTAINMENT & LEISURE -- 0.2%
The Walt Disney Co.                                             11,900                  330,820
                                                                         ----------------------

FINANCIAL SERVICES -- 4.4%
Bear Stearns
  Companies, Inc.                                               11,500                1,176,565
The Goldman Sachs
  Group, Inc.                                                   15,600                1,623,024
Huntington
  Bancshares, Inc.+                                             50,800                1,258,824
Lehman Brothers
  Holdings, Inc.                                                18,200                1,592,136
Merrill Lynch & Co., Inc.                                       23,200                1,386,664
Morgan Stanley                                                  32,300                1,793,296
                                                                         ----------------------
                                                                                      8,830,509
                                                                         ----------------------

FOODS -- 1.5%
Archer-Daniels-Midland Co.                                      72,700                1,621,937
The Kroger Co.*                                                 40,600                  712,124
Safeway, Inc.*                                                  34,100                  673,134
                                                                         ----------------------
                                                                                      3,007,195
                                                                         ----------------------

FOREST PRODUCTS & PAPER -- 1.4%
Georgia-Pacific Corp.                                           43,200                1,619,136
MeadWestvaco Corp.                                              35,800                1,213,262
                                                                         ----------------------
                                                                                      2,832,398
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------

HEALTHCARE -- 0.4%
GlaxoSmithKline PLC ADR
  (United Kingdom)                                              18,700   $              886,193
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.6%
Leggett & Platt, Inc.                                           39,000                1,108,770
                                                                         ----------------------

HOUSEHOLD PRODUCTS -- 1.8%
Corning, Inc.*                                                  79,050                  930,418
Newell Rubbermaid, Inc.+                                        56,700                1,371,573
Sherwin-Williams Co.                                             6,800                  303,484
Unilever NV NY Shares
  (Netherlands)                                                 16,200                1,080,702
                                                                         ----------------------
                                                                                      3,686,177
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 2.5%
Cooper Industries
  Limited Cl. A                                                 17,200                1,167,708
Eaton Corp.                                                     23,600                1,707,696
Textron, Inc.+                                                  21,000                1,549,800
Tyco International Limited                                      17,200                  614,728
                                                                         ----------------------
                                                                                      5,039,932
                                                                         ----------------------

INSURANCE -- 7.0%
ACE Limited                                                     11,000                  470,250
Allstate Corp.                                                  29,400                1,520,568
American International
  Group, Inc.                                                   11,900                  781,473
Chubb Corp.                                                     16,200                1,245,780
Genworth Financial,
  Inc. Cl. A                                                    28,600                  772,200
The Hartford Financial
  Services Group, Inc.                                          25,600                1,774,336
Manulife Financial Corp.+                                       23,706                1,095,217
Metlife, Inc.+                                                  33,300                1,348,983
MGIC Investment Corp.+                                          13,700                  944,067
PartnerRe Limited                                                6,500                  402,610
Prudential Financial, Inc.                                      24,900                1,368,504
St. Paul
  Travelers Companies                                           33,024                1,224,200
XL Capital Limited Cl. A+                                       13,700                1,063,805
                                                                         ----------------------
                                                                                     14,011,993
                                                                         ----------------------

METALS & MINING -- 2.3%
Alcoa, Inc.                                                     10,300                  323,626
Crane Co.                                                       16,500                  475,860
Nucor Corp.+                                                    35,400                1,852,836
United States Steel Corp.+                                      33,900                1,737,375
Worthington Industries, Inc.                                    14,000                  274,120
                                                                         ----------------------
                                                                                      4,663,817
                                                                         ----------------------

PHARMACEUTICALS -- 2.2%
Abbott Laboratories                                              4,800                  223,920
Bristol-Myers Squibb Co.                                        22,300                  571,326
Medco Health
  Solutions, Inc.*                                              35,000   $            1,456,000
Merck & Co., Inc.                                               32,600                1,047,764
Sanofi-Aventis
  ADR (France)                                                  25,700                1,029,285
                                                                         ----------------------
                                                                                      4,328,295
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 0.8%
Microsoft Corp.                                                 62,700                1,674,717
                                                                         ----------------------

RESTAURANTS -- 1.2%
McDonald's Corp.                                                78,000                2,500,680
                                                                         ----------------------

RETAIL -- 1.6%
Federated Department
  Stores, Inc.                                                  23,600                1,363,844
Office Depot, Inc.*                                             50,800                  881,888
Target Corp.                                                    19,700                1,023,021
                                                                         ----------------------
                                                                                      3,268,753
                                                                         ----------------------

TELEPHONE UTILITIES -- 3.5%
BellSouth Corp.                                                 52,900                1,470,091
Sprint Corp. (FON Group)                                       117,250                2,913,663
Verizon
  Communications, Inc.                                          62,900                2,548,079
                                                                         ----------------------
                                                                                      6,931,833
                                                                         ----------------------

TOBACCO -- 3.3%
Altria Group, Inc.                                              84,600                5,169,060
UST, Inc.                                                       27,900                1,342,269
                                                                         ----------------------
                                                                                      6,511,329
                                                                         ----------------------
TRANSPORTATION -- 2.3%
Burlington Northern
  Santa Fe Corp.                                                38,600                1,826,166
CSX Corp.                                                       30,400                1,218,432
Norfolk Southern Corp.                                          45,500                1,646,645
                                                                         ----------------------
                                                                                      4,691,243
                                                                         ----------------------

TOTAL EQUITIES
(COST $163,275,172)                                                                 201,230,514
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 10.4%

CASH EQUIVALENTS -- 9.2%**
American AAdvanage
  Select Money
  Market Fund                                                  215,293                  215,293
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              160,837                  160,837
Bank of America
  Bank Note
  2.270% 01/18/2005                                            375,285                  375,285
Bank of America
  Bank Note
  2.270% 03/03/2005                             $              696,959   $              696,959
Bank of America
  Bank Note
  2.300% 06/09/2005                                            375,285                  375,285
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                            163,518                  163,518
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            169,907                  169,907
BGI Institutional Money
  Market Fund                                                1,930,040                1,930,040
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            107,224                  107,224
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                            458,920                  458,920
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          1,072,244                1,072,244
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                            420,856                  420,856
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                            643,346                  643,346
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            214,449                  214,449
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                            666,020                  666,020
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            214,449                  214,449
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            160,837                  160,837
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                            884,601                  884,601
Freddie Mac Discount Note
  2.184% 01/04/2005                                            749,344                  749,344
Freddie Mac Discount Note
  2.228% 02/01/2005                                            200,051                  200,051
Freddie Mac Discount Note
  2.277% 02/01/2005                                            936,195                  936,195
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            305,304                  305,304

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
General Electric
Capital Corp.
2.295% 01/10/2005                               $              522,350   $              522,350
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                            246,616                  246,616
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            262,700                  262,700
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  353,843                  353,843
Merrimac Cash Fund,
  Premium Class                                                804,183                  804,183
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                            707,682                  707,682
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                            536,121                  536,121
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                            428,897                  428,897
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                            618,685                  618,685
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            321,673                  321,673
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                             53,613                   53,613
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                            536,121                  536,121
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            134,029                  134,029
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                            536,121                  536,121
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          1,284,547                1,284,547
                                                                         ----------------------
                                                                                     18,468,145
                                                                         ----------------------
REPURCHASE AGREEMENT -- 1.2%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                             $            2,401,585   $            2,401,585
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  20,869,730
                                                                         ----------------------

TOTAL INVESTMENTS -- 110.9%
(COST $184,144,902)***                                                              222,100,244

OTHER ASSETS/
(LIABILITIES) -- (10.9%)                                                            (21,820,823)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          200,279,421
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $2,401,935. Collaterized by U.S. Government Agency obligation with a rate of 2.903%, maturity date of 07/15/2031, and aggregate market value, including accrued interest, of $2,522,447.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT FUNDAMENTAL VALUE FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 98.9%

AEROSPACE & DEFENSE -- 2.0%
General Dynamics Corp.                                         116,600   $           12,196,360
Lockheed Martin Corp.                                           96,500                5,360,575
                                                                         ----------------------
                                                                                     17,556,935
                                                                         ----------------------

AIR TRANSPORTATION -- 1.4%
Southwest Airlines Co.                                         794,300               12,931,204
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 1.3%
Nike, Inc. Cl. B                                               126,400               11,463,216
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 1.9%
General Motors Corp.+                                          305,600               12,242,336
Lear Corp.                                                      80,600                4,917,406
                                                                         ----------------------
                                                                                     17,159,742
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 18.3%
Bank of America Corp.                                          758,100               35,623,119
Citigroup, Inc.                                                903,800               43,545,084
Fannie Mae                                                     126,200                8,986,702
JP Morgan Chase & Co.                                          721,136               28,131,515
National City Corp.+                                           520,200               19,533,510
SunTrust Banks, Inc.                                           128,700                9,508,356
Washington Mutual, Inc.                                        116,100                4,908,708
Wells Fargo & Co.                                              224,500               13,952,675
                                                                         ----------------------
                                                                                    164,189,669
                                                                         ----------------------
BEVERAGES -- 1.0%
PepsiCo, Inc.                                                  166,300                8,680,860
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 4.5%
Comcast Corp. Cl. A*+                                          457,300               15,218,944
Gannett Co., Inc.                                              102,600                8,382,420
Time Warner, Inc.*                                             876,500               17,039,160
                                                                         ----------------------
                                                                                     40,640,524
                                                                         ----------------------

CHEMICALS -- 3.3%
Dow Chemical Co.                                               217,000               10,743,670
Du Pont (E.I.) de
  Nemours & Co.                                                389,400               19,100,070
                                                                         ----------------------
                                                                                     29,843,740
                                                                         ----------------------

COMMUNICATIONS -- 1.2%
SBC Communications, Inc.                                       301,000                7,756,770
Scientific-Atlanta, Inc.                                        98,500                3,251,485
                                                                         ----------------------
                                                                                     11,008,255
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 2.0%
Teradyne, Inc.*                                              1,038,800               17,732,316
                                                                         ----------------------

COMPUTERS & INFORMATION -- 1.0%
International Business
  Machines Corp.                                                94,300                9,296,094
                                                                         ----------------------

COMPUTERS & OFFICE EQUIPMENT -- 0.6%
Hewlett-Packard Co.                                            234,600   $            4,919,562
                                                                         ----------------------

COSMETICS & PERSONAL CARE -- 1.2%
Kimberly-Clark Corp.                                           168,100               11,062,661
                                                                         ----------------------

ELECTRIC UTILITIES -- 7.4%
Dominion Resources, Inc.                                       153,850               10,421,799
Entergy Corp.                                                  157,300               10,631,907
Exelon Corp.                                                   438,000               19,302,660
PPL Corp.                                                      168,600                8,983,008
Progress Energy, Inc.                                           92,600                4,189,224
SCANA Corp.                                                    101,100                3,983,340
TXU Corp.+                                                     134,700                8,696,232
                                                                         ----------------------
                                                                                     66,208,170
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 3.4%
Emerson Electric Co.                                           168,900               11,839,890
Intel Corp.                                                    387,600                9,065,964
Rockwell Automation, Inc.                                      201,900               10,004,145
                                                                         ----------------------
                                                                                     30,909,999
                                                                         ----------------------

ENERGY -- 10.6%
ConocoPhillips                                                 227,800               19,779,874
Exxon Mobil Corp.                                              837,700               42,940,502
GlobalSantaFe Corp.                                            578,400               19,150,824
Shell Transport &
  Trading Co. PLC+                                             259,400               13,333,160
                                                                         ----------------------
                                                                                     95,204,360
                                                                         ----------------------

FINANCIAL SERVICES -- 4.8%
The Goldman Sachs
  Group, Inc.                                                  180,200               18,748,008
Morgan Stanley                                                 279,300               15,506,736
PNC Financial Services
  Group, Inc.                                                  159,800                9,178,912
                                                                         ----------------------
                                                                                     43,433,656
                                                                         ----------------------

FOODS -- 1.1%
Kellogg Co.                                                    219,100                9,785,006
                                                                         ----------------------

FOREST PRODUCTS & PAPER -- 0.3%
Weyerhaeuser Co.                                                45,800                3,078,676
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 2.2%
Illinois Tool Works, Inc.                                      115,200               10,676,736
Tyco International Limited                                     253,900                9,074,386
                                                                         ----------------------
                                                                                     19,751,122
                                                                         ----------------------

INSURANCE -- 5.0%
ACE Limited                                                    173,000                7,395,750
Chubb Corp.                                                    113,400                8,720,460
Principal Financial
  Group, Inc.                                                  242,300   $            9,919,762
WellPoint, Inc.*                                               166,700               19,170,500
                                                                         ----------------------
                                                                                     45,206,472
                                                                         ----------------------

MACHINERY & COMPONENTS -- 3.4%
Caterpillar, Inc.                                              315,700               30,783,907
                                                                         ----------------------

MANUFACTURING -- 1.8%
Applied Materials, Inc.*                                       514,300                8,794,530
Lam Research Corp.*+                                           240,800                6,961,528
                                                                         ----------------------
                                                                                     15,756,058
                                                                         ----------------------

MEDICAL SUPPLIES -- 2.5%
Baxter International, Inc.                                     351,600               12,144,264
Beckman Coulter, Inc.                                          159,500               10,684,905
                                                                         ----------------------
                                                                                     22,829,169
                                                                         ----------------------

METALS & MINING -- 4.0%
Alcoa, Inc.                                                    855,800               26,889,236
Precision Castparts Corp.                                      132,200                8,682,896
                                                                         ----------------------
                                                                                     35,572,132
                                                                         ----------------------

PHARMACEUTICALS -- 5.0%
Pfizer, Inc.                                                   614,220               16,516,376
Watson
  Pharmaceutical, Inc.*                                        325,000               10,663,250
Wyeth                                                          417,600               17,785,584
                                                                         ----------------------
                                                                                     44,965,210
                                                                         ----------------------

RESTAURANTS -- 1.4%
McDonald's Corp.                                               405,000               12,984,300
                                                                         ----------------------

RETAIL -- 2.5%
CVS Corp.                                                      302,200               13,620,154
Dollar General Corp.                                           445,700                9,257,189
                                                                         ----------------------
                                                                                     22,877,343
                                                                         ----------------------

TELEPHONE UTILITIES -- 2.0%
BellSouth Corp.                                                310,400                8,626,016
Sprint Corp.
  (FON Group)                                                  366,200                9,100,070
                                                                         ----------------------
                                                                                     17,726,086
                                                                         ----------------------

TRANSPORTATION -- 1.8%
CSX Corp.                                                      399,700               16,019,976
                                                                         ----------------------

TOTAL EQUITIES
(COST $766,458,949)                                                                 889,576,420
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
SHORT-TERM INVESTMENTS -- 6.7%

CASH EQUIVALENTS -- 5.1%**
American AAdvanage
  Select Money
  Market Fund                                                  539,452    $             539,452
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              403,003                  403,003
Bank of America
  Bank Note
  2.270% 01/18/2005                                            940,340                  940,340
Bank of America
  Bank Note
  2.270% 03/03/2005                                          1,746,346                1,746,346
Bank of America
  Bank Note
  2.300% 06/09/2005                                            940,340                  940,340
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                            409,720                  409,720
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            425,730                  425,730
BGI Institutional Money
  Market Fund                                                4,836,034                4,836,034
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            268,669                  268,669
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                          1,149,901                1,149,901
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          2,686,685                2,686,685
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                          1,054,524                1,054,524
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          1,612,011                1,612,011
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            537,337                  537,337
Federal Home Loan
  Bank Discount Note
  2.184% 01/05/2005                                          1,668,824                1,668,824
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            537,337                  537,337
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            403,003                  403,003
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                          2,216,515                2,216,515
Freddie Mac
  Discount Note
  2.184% 01/04/2005                             $            1,877,605    $           1,877,605
Freddie Mac
  Discount Note
  2.228% 02/01/2005                                            501,260                  501,260
Freddie Mac
  Discount Note
  2.277% 02/01/2005                                          2,345,791                2,345,791
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            764,989                  764,989
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          1,308,834                1,308,834
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                            617,938                  617,938
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            658,238                  658,238
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  886,610                  886,610
Merrimac Cash Fund,
  Premium Class                                              2,015,014                2,015,014
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          1,773,212                1,773,212
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          1,343,343                1,343,343
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                          1,074,674                1,074,674
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          1,550,217                1,550,217
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            806,006                  806,006
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            134,334                  134,334
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          1,343,343                1,343,343
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            335,836                  335,836
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          1,343,343                1,343,343
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                             $            3,218,649    $           3,218,649
                                                                          ---------------------
                                                                                     46,275,007
                                                                          ---------------------

REPURCHASE AGREEMENT -- 1.6%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                                         13,934,782                13,934,782
                                                                          ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   60,209,789
                                                                          ----------------------

TOTAL INVESTMENTS -- 105.6%
(COST $826,668,738)***                                                               949,786,209

OTHER ASSETS/
(LIABILITIES) -- (5.6%)                                                              (50,202,711)
                                                                          ----------------------

NET ASSETS -- 100.0%                                                      $          899,583,498
                                                                          ======================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $13,936,814. Collaterized by U.S. Government Agency obligations with rates of 4.00% - 4.805%, maturity dates of 08/25/2028 - 05/20/2034, and an aggregate market value, including accrued interest, of $14,631,521.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT VALUE EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 99.2%

ADVERTISING -- 0.6%
Lamar Advertising Co.*                                           8,200   $              350,796
Omnicom Group, Inc.                                              2,100                  177,072
                                                                         ----------------------
                                                                                        527,868
                                                                         ----------------------

AEROSPACE & DEFENSE -- 3.8%
Boeing Co.                                                       6,600                  341,682
Engineered Support
  Systems, Inc.+                                                 1,700                  100,674
Honeywell
  International, Inc.                                           61,100                2,163,551
Lockheed Martin Corp.                                            8,000                  444,400
Raytheon Co.                                                     8,700                  337,821
                                                                         ----------------------
                                                                                      3,388,128
                                                                         ----------------------

AIR TRANSPORTATION -- 0.5%
Airtran Holdings, Inc.*+                                         7,200                   77,040
Delta Air Lines, Inc.*+                                         17,500                  130,900
Southwest Airlines Co.                                          17,100                  278,388
                                                                         ----------------------
                                                                                        486,328
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 0.4%
American Eagle
  Outfitters, Inc.                                               2,900                  136,590
Nordstrom, Inc.                                                  4,700                  219,631
                                                                         ----------------------
                                                                                        356,221
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 0.1%
The PEP Boys - Manny,
  Moe & Jack                                                     5,700                   97,299
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 10.7%
Banco Bradesco SA,
  Sponsored ADR (Brazil)                                         9,900                  248,094
Bank of America Corp.                                           64,858                3,047,677
Capital One
  Financial Corp.+                                               2,600                  218,946
Citigroup, Inc.                                                 21,700                1,045,506
Fannie Mae                                                       5,200                  370,292
Freddie Mac                                                      3,600                  265,320
Golden West
  Financial Corp.                                                4,600                  282,532
JP Morgan Chase & Co.                                           12,256                  478,106
New York Community
  Bancorp, Inc.                                                 12,566                  258,483
Sovereign Bancorp, Inc.+                                        12,100                  272,855
State Street Corp.                                               4,100                  201,392
Texas Capital
  Bancshares, Inc.*                                              4,200                   90,804
UCBH Holdings, Inc.+                                             5,724                  262,274
W Holding Co., Inc.                                              4,590                  105,295
Wachovia Corp.                                                  32,957   $            1,733,538
Washington Mutual, Inc.                                          5,500                  232,540
Wells Fargo & Co.                                                5,600                  348,040
                                                                         ----------------------
                                                                                      9,461,694
                                                                         ----------------------

BEVERAGES -- 0.3%
PepsiCo, Inc.                                                    4,400                  229,680
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 2.3%
Clear Channel
  Communications, Inc.+                                         16,700                  559,283
Emmis
  Communications Corp.*                                          8,800                  168,872
Fox Entertainment Group,
  Inc. Cl. A*                                                    3,600                  112,536
Grupo Televisa SA
  Sponsored ADR (Mexico)                                         4,600                  278,300
Time Warner, Inc.*                                              18,300                  355,752
Univision Communications,
  Inc. Cl. A*+                                                   1,500                   43,905
Viacom, Inc. Cl. B                                              14,979                  545,086
                                                                         ----------------------
                                                                                      2,063,734
                                                                         ----------------------

BUILDING MATERIALS & CONSTRUCTION -- 1.3%
Louisiana-Pacific Corp.                                          3,400                   90,916
Masco Corp.                                                     29,900                1,092,247
                                                                         ----------------------
                                                                                      1,183,163
                                                                         ----------------------

CHEMICALS -- 5.4%
Cabot
  Microelectronics Corp.*+                                       6,400                  256,320
Dow Chemical Co.                                                18,600                  920,886
Du Pont (E.I.) de
  Nemours & Co.                                                 27,400                1,343,970
Lyondell Chemical Co.                                           41,105                1,188,757
Monsanto Co.                                                     8,400                  466,620
Mosaic Co. (The)*                                                5,100                   83,232
Nalco Holding Co.*                                               9,000                  175,680
Olin Corp.                                                      10,100                  222,402
The Valspar Corp.                                                1,900                   95,019
                                                                         ----------------------
                                                                                      4,752,886
                                                                         ----------------------

COMMERCIAL SERVICES -- 3.9%
Akamai
  Technologies, Inc.*                                            7,300                   95,119
Apollo Group, Inc. Cl. A*                                        4,000                  322,840
Asset Acceptance
  Capital Corp.*                                                   700                   14,910
BearingPoint, Inc.*                                              5,600                   44,968
Career Education Corp.*                                          9,600                  384,000
Cintas Corp.+                                                   13,500                  592,110
Fluor Corp.+                                                     8,900                  485,139
Jacobs Engineering
  Group, Inc.*                                                   4,900   $              234,171
On Assignment, Inc.*                                             8,041                   41,733
PerkinElmer, Inc.                                               10,200                  229,398
Robert Half
  International, Inc.+                                          24,470                  720,152
Siemens AG Sponsored
  ADR (Germany)+                                                 1,700                  143,939
Valassis
  Communications, Inc.*                                          2,800                   98,028
                                                                         ----------------------
                                                                                      3,406,507
                                                                         ----------------------

COMMUNICATIONS -- 3.7%
American Tower
  Corp. Cl. A*+                                                 17,500                  322,000
Juniper Networks, Inc.*                                         14,100                  383,379
Mobile Telesystems
  OJSC Sponsored
  ADR (Russia)+                                                    800                  110,808
Nextel Communications,
  Inc. Cl. A*                                                    9,000                  270,000
Qualcomm, Inc.                                                   6,500                  275,600
SBC Communications, Inc.                                        67,000                1,726,590
Spectrasite, Inc.*                                               2,500                  144,750
                                                                         ----------------------
                                                                                      3,233,127
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.3%
National
  Instruments Corp.+                                             3,500                   95,375
Sapient Corp.*                                                   8,400                   66,444
Sun Microsystems, Inc.*                                         18,100                   97,378
                                                                         ----------------------
                                                                                        259,197
                                                                         ----------------------

COMPUTERS & INFORMATION -- 1.9%
Cisco Systems, Inc.*                                             4,700                   90,710
Comverse
  Technology, Inc.*                                             12,800                  312,960
Foundry Networks, Inc.*                                         19,900                  261,884
International Business
  Machines Corp.                                                 3,400                  335,172
Solectron Corp.*                                                 5,600                   29,848
Symbol
  Technologies, Inc.+                                           16,800                  290,640
Western Digital Corp.*                                          29,900                  324,116
                                                                         ----------------------
                                                                                      1,645,330
                                                                         ----------------------

COMPUTERS & OFFICE EQUIPMENT -- 0.5%
Xerox Corp.*                                                    24,700                  420,147
                                                                         ----------------------

CONTAINERS -- 1.2%
Crown Holdings, Inc.*                                            7,300                  100,302
Owens-Illinois, Inc.*                                           15,000                  339,750

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Smurfit-Stone
  Container Corp.+                                              31,800   $              594,024
                                                                         ----------------------
                                                                                      1,034,076
                                                                         ----------------------

COSMETICS & PERSONAL CARE -- 0.4%
The Gillette Co.                                                 7,100                  317,938
                                                                         ----------------------

DATA PROCESSING & PREPARATION -- 0.6%
Affiliated Computer
  Services, Inc. Cl. A*+                                         8,100                  487,539
                                                                         ----------------------

ELECTRIC UTILITIES -- 2.2%
AES Corp.*                                                      15,000                  205,050
CMS Energy Corp.*+                                              22,300                  233,035
Entergy Corp.                                                    6,700                  452,853
FirstEnergy Corp.                                                6,000                  237,060
PG&E Corp.*                                                      7,500                  249,600
PPL Corp.                                                        5,100                  271,728
Public Service Enterprise
  Group, Inc.                                                    1,300                   67,301
Southern Co.+                                                    3,100                  103,912
TXU Corp.+                                                       1,400                   90,384
                                                                         ----------------------
                                                                                      1,910,923
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 7.7%
Amphenol Corp. Cl. A*                                            3,200                  117,568
Analog Devices, Inc.                                             4,900                  180,908
Flextronics International
  Limited*                                                       8,400                  116,088
General Electric Co.                                           154,900                5,653,850
Intel Corp.                                                      7,800                  182,442
Kla-Tencor Corp.*                                                2,600                  121,108
Rockwell Automation, Inc.                                        1,900                   94,145
Samsung Electronics Co.
  Limited                                                          410                  178,424
Sony Corp. Sponsored
  ADR (Japan)                                                    4,600                  179,216
                                                                         ----------------------
                                                                                      6,823,749
                                                                         ----------------------

ENERGY -- 11.5%
Apache Corp.                                                     4,900                  247,793
BJ Services Co.                                                  4,000                  186,160
BP PLC Sponsored ADR
  (United Kingdom)                                               4,500                  262,800
Burlington Resources, Inc.                                       8,800                  382,800
ChevronTexaco Corp.                                             15,316                  804,243
ConocoPhillips                                                   4,745                  412,008
Encore Acquisition Co.*                                          3,500                  122,185
Ensco International, Inc.                                        5,900                  187,266
Exxon Mobil Corp.                                               64,100                3,285,766
GlobalSantaFe Corp.                                              8,400                  278,124
Halliburton Co.+                                                21,000                  824,040
Occidental Petroleum Corp.                                       6,100                  355,996
Premcor, Inc.                                                    4,900                  206,633
Pride International, Inc.*                                      19,000                  390,260
Quicksilver
  Resources, Inc.*+                                              7,600   $              279,528
Rowan Companies, Inc.*                                           4,800                  124,320
Schlumberger Limited                                             2,800                  187,460
Transocean, Inc.*                                               12,100                  512,919
Valero Energy Corp.                                              3,800                  172,520
Varco International, Inc.*                                      17,700                  515,955
Weatherford International
  Limited*                                                       7,400                  379,620
                                                                         ----------------------
                                                                                     10,118,396
                                                                         ----------------------

ENTERTAINMENT & LEISURE -- 0.8%
Macrovision Corp.*                                               1,700                   43,724
News Corp., Inc. Cl. A+                                          5,182                   96,696
The Walt Disney Co.                                             20,500                  569,900
                                                                         ----------------------
                                                                                        710,320
                                                                         ----------------------

FINANCIAL SERVICES -- 5.2%
Apartment Investment &
  Management Co. Cl. A                                          13,290                  512,197
Bear Stearns
  Companies, Inc.                                                4,900                  501,319
Equity Lifestyle Properties,
  Inc. REIT                                                      2,300                   82,225
General Growth
  Properties, Inc.                                               7,630                  275,901
iStar Financial, Inc.                                            2,300                  104,098
Lehman Brothers
  Holdings, Inc.                                                 7,200                  629,856
MBNA Corp.                                                       6,900                  194,511
Merrill Lynch & Co., Inc.                                       23,800                1,422,526
Morgan Stanley                                                  11,300                  627,376
Telewest Global, Inc.*                                          14,500                  254,910
                                                                         ----------------------
                                                                                      4,604,919
                                                                         ----------------------

FOODS -- 0.7%
Bunge Limited+                                                   3,400                  193,834
Safeway, Inc.*                                                  15,700                  309,918
Smithfield Foods, Inc.*                                          3,000                   88,770
                                                                         ----------------------
                                                                                        592,522
                                                                         ----------------------

FOREST PRODUCTS & PAPER -- 0.4%
Packaging Corp.
  of America                                                    16,500                  388,575
                                                                         ----------------------

HEALTHCARE -- 1.3%
Sierra Health
  Services, Inc.*                                                4,900                  270,039
UnitedHealth Group, Inc.                                         9,500                  836,285
                                                                         ----------------------
                                                                                      1,106,324
                                                                         ----------------------

HEAVY MACHINERY -- 0.0%
Metals USA, Inc.*                                                  800                   14,840
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.9%
Centex Corp.+                                                    6,700   $              399,186
KB Home                                                          3,700                  386,280
                                                                         ----------------------
                                                                                        785,466
                                                                         ----------------------

HOUSEHOLD PRODUCTS -- 0.1%
The Clorox Co.                                                   2,200                  129,646
                                                                         ----------------------

INDUSTRIAL - DISTRIBUTION -- 0.1%
Grainger (W.W.), Inc.                                            1,400                   93,268
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 2.2%
ITT Industries, Inc.                                             2,900                  244,905
Tyco International Limited                                      46,800                1,672,632
                                                                         ----------------------
                                                                                      1,917,537
                                                                         ----------------------

INFORMATION RETRIEVAL SERVICES -- 0.4%
Yahoo!, Inc.*                                                    8,700                  327,816
                                                                         ----------------------

INSURANCE -- 4.9%
ACE Limited                                                     12,000                  513,000
AFLAC, Inc.                                                      7,200                  286,848
Ambac Financial
  Group, Inc.                                                    4,000                  328,520
American International
  Group, Inc.                                                   32,900                2,160,543
Berkley (W.R.) Corp.                                             7,200                  339,624
The Hartford Financial
  Services Group, Inc.                                           3,200                  221,792
Hilb, Rogal & Hobbs Co.                                          6,300                  228,312
Metlife, Inc.                                                    5,300                  214,703
Scottish Re Group
  Limited+                                                       2,400                   62,160
                                                                         ----------------------
                                                                                      4,355,502
                                                                         ----------------------

INTERNET CONTENT -- 0.3%
BEA Systems, Inc.*                                              25,200                  223,272
                                                                         ----------------------

INTERNET SOFTWARE -- 0.4%
Covad Communications
  Group, Inc.*+                                                156,000                  335,400
                                                                         ----------------------

MACHINERY & COMPONENTS -- 0.9%
Baker Hughes, Inc.                                               2,100                   89,607
Chicago Bridge & Iron
  Co. NV                                                         7,300                  292,000
FMC Technologies, Inc.*                                          2,800                   90,160
Smith International, Inc.*                                       5,200                  282,932
                                                                         ----------------------
                                                                                        754,699
                                                                         ----------------------

MANUFACTURING -- 0.3%
Applied Materials, Inc.*                                         5,100                   87,210
Lam Research Corp.*                                              5,000                  144,550
                                                                         ----------------------
                                                                                        231,760
                                                                         ----------------------

MEDICAL SUPPLIES -- 4.0%
Baxter International, Inc.                                      42,200                1,457,588

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Dade Behring
  Holdings, Inc.*+                                               4,200   $              235,200
Guidant Corp.                                                    5,700                  410,970
Medtronic, Inc.                                                 14,700                  730,149
St. Jude Medical, Inc.*                                          2,200                   92,246
Thermo Electron Corp.*                                           4,500                  135,855
Waters Corp.*                                                   10,800                  505,332
                                                                         ----------------------
                                                                                      3,567,340
                                                                         ----------------------

METALS & MINING -- 1.9%
Alcoa, Inc.                                                     13,000                  408,460
Freeport-McMoRan
  Copper & Gold, Inc. Cl. B+                                     4,000                  152,920
International Steel
  Group, Inc.*                                                   2,200                   89,232
Massey Energy Co.                                                4,300                  150,285
Newmont Mining Corp.+                                            5,400                  239,814
Nucor Corp.+                                                     3,600                  188,424
Phelps Dodge Corp.                                               1,800                  178,056
Precision Castparts Corp.                                        4,400                  288,992
                                                                         ----------------------
                                                                                      1,696,183
                                                                         ----------------------

PHARMACEUTICALS -- 4.7%
Biogen Idec, Inc.*                                               1,800                  119,898
BioMarin
  Pharmaceuticals, Inc.*                                        17,200                  109,908
Genentech, Inc.*                                                 4,300                  234,092
Johnson & Johnson                                                8,600                  545,412
McKesson Corp.                                                  12,500                  393,250
Medimmune, Inc.*                                                 6,900                  187,059
Merck & Co., Inc.                                               21,200                  681,368
Millennium
  Pharmaceuticals, Inc.*                                         7,100                   86,052
Pfizer, Inc.                                                    13,000                  349,570
Schering-Plough Corp.                                           35,700                  745,416
Wyeth                                                           16,700                  711,253
                                                                         ----------------------
                                                                                      4,163,278
                                                                         ----------------------

PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.3%
Eastman Kodak Co.+                                               8,100                  261,225
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 2.0%
Microsoft Corp.                                                 50,100                1,338,171
Oracle Corp.*                                                    6,800                   93,296
PalmSource, Inc.*                                                1,500                   19,110
Symantec Corp.*                                                 10,800                  278,208
TradeStation Group, Inc.*                                       11,300                   79,326
                                                                         ----------------------
                                                                                      1,808,111
                                                                         ----------------------

RESTAURANTS -- 0.9%
McDonald's Corp.                                                23,300                  746,998
Wendy's International, Inc.                                      2,000                   78,520
                                                                         ----------------------
                                                                                        825,518
                                                                         ----------------------

RETAIL -- 1.8%
99 Cents Only Stores*+                                          16,700   $              269,872
Carmax, Inc.*+                                                   5,000                  155,250
The Home Depot, Inc.                                            13,000                  555,620
J.C. Penney Co., Inc.                                            5,700                  235,980
Toys R Us, Inc.*                                                18,100                  370,507
                                                                         ----------------------
                                                                                      1,587,229
                                                                         ----------------------

RETAIL - GROCERY -- 0.2%
Albertson's, Inc.+                                               6,100                  145,668
                                                                         ----------------------

TELEPHONE UTILITIES -- 1.9%
Leap Wireless
  International, Inc.*                                           3,200                   86,400
Mastec, Inc.*+                                                  25,200                  254,772
Nextel Partners,
  Inc. Cl. A*+                                                  14,200                  277,468
Verizon
  Communications, Inc.                                          26,400                1,069,464
                                                                         ----------------------
                                                                                      1,688,104
                                                                         ----------------------

TOBACCO -- 1.9%
Altria Group, Inc.                                              26,900                1,643,590
                                                                         ----------------------

TRANSPORTATION -- 1.4%
Alexander & Baldwin, Inc.                                          400                   16,968
Expeditors International
  of Washington, Inc.+                                           3,400                  189,992
Hornbeck Offshore
  Services, Inc.*                                                5,400                  104,220
Norfolk Southern Corp.                                          12,500                  452,375
Swift Transportation
  Co., Inc.*+                                                   11,000                  236,280
Union Pacific Corp.                                              4,000                  269,000
                                                                         ----------------------
                                                                                      1,268,835
                                                                         ----------------------

TOTAL EQUITIES
(COST $75,977,843)                                                                   87,430,877
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------

SHORT-TERM INVESTMENTS -- 10.6%

CASH EQUIVALENTS**
American AAdvanage
  Select Money
  Market Fund                                                  108,564                  108,564
Bank of America
  Bank Note
  2.260% 02/15/2005                             $               81,103                   81,103
Bank of America
  Bank Note
  2.270% 01/18/2005                                            189,240                  189,240
Bank of America
  Bank Note
  2.270% 03/03/2005                                            351,446                  351,446
Bank of America
  Bank Note
  2.300% 06/09/2005                             $              189,240   $              189,240
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                             82,455                   82,455
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                             85,677                   85,677
BGI Institutional Money
  Market Fund                                                  973,236                  973,236
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                             54,069                   54,069
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                            231,414                  231,414
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                            540,687                  540,687
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                            212,220                  212,220
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                            324,412                  324,412
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            108,137                  108,137
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                            335,846                  335,846
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            108,137                  108,137
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                             81,103                   81,103
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                            446,067                  446,067
Freddie Mac Discount Note
  2.184% 01/04/2005                                            377,862                  377,862
Freddie Mac Discount Note
  2.228% 02/01/2005                                            100,877                  100,877
Freddie Mac Discount Note
  2.277% 02/01/2005                                            472,083                  472,083
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            153,952                  153,952
General Electric
  Capital Corp.
  2.295% 01/10/2005                                            263,399                  263,399

    The accompanying notes are an integral part of the financial statements.

                                                      PRINCIPAL                  MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                             $              124,358   $              124,358
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            132,468                  132,468
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  178,427                  178,427
Merrimac Cash Fund,
  Premium Class                                                405,515                  405,515
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                            356,853                  356,853
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                            270,343                  270,343
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                            216,275                  216,275
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                            311,976                  311,976
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            162,206                  162,206
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                             27,034                   27,034
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                            270,343                  270,343
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                             67,586                   67,586
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                            270,343                  270,343
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                            647,743                  647,743
                                                                          ---------------------
                                                                                      9,312,696
                                                                          ---------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   9,312,696
                                                                          ---------------------

TOTAL INVESTMENTS -- 109.8%
(COST $85,290,539)***                                                                96,743,573

OTHER ASSETS/
(LIABILITIES) -- (9.8%)                                                              (8,645,874)
                                                                          ---------------------

NET ASSETS -- 100.0%                                                      $          88,097,699
                                                                          =====================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
REIT - Real Estate Investment Trust
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT LARGE CAP VALUE FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 92.9%

ADVERTISING -- 0.3%
WPP Group PLC
  Sponsored ADR
  (United Kingdom)+                                             59,200   $            3,235,280
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 17.9%
Citigroup, Inc.                                                755,300               36,390,354
Fifth Third Bancorp+                                           303,300               14,340,024
Golden West
  Financial Corp.                                              496,200               30,476,604
HSBC Holdings PLC                                            2,121,191               35,946,719
JP Morgan Chase & Co.                                          933,788               36,427,070
Lloyds TSB Group PLC
  Sponsored ADR
  (United Kingdom)+                                            212,300                7,810,517
Providian Financial Corp.*                                     310,600                5,115,582
State Street Corp.                                              52,500                2,578,800
Wells Fargo & Co.                                              596,300               37,060,045
                                                                         ----------------------
                                                                                    206,145,715
                                                                         ----------------------

BEVERAGES -- 2.0%
Diageo PLC Sponsored
  ADR (United Kingdom)+                                        250,200               14,481,576
Heineken Holding
  NV Cl. A+                                                    282,750                8,580,175
                                                                         ----------------------
                                                                                     23,061,751
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 5.8%
Comcast Corp.
  Special Cl. A*                                             1,253,400               41,161,656
Gannett Co., Inc.                                               77,600                6,339,920
IAC/InterActiveCorp*+                                          237,900                6,570,798
Lagardere S.C.A. SA                                            170,000               12,303,653
                                                                         ----------------------
                                                                                     66,376,027
                                                                         ----------------------

BUILDING MATERIALS & CONSTRUCTION -- 1.4%
Martin Marietta
  Materials, Inc.                                              146,200                7,845,092
Vulcan Materials Co.                                           149,700                8,175,117
                                                                         ----------------------
                                                                                     16,020,209
                                                                         ----------------------

COMMERCIAL SERVICES -- 4.4%
Block (H&R), Inc.+                                             367,800               18,022,200
Dun & Bradstreet Corp.*                                        143,050                8,532,932
Iron Mountain, Inc.*+                                          353,800               10,787,362
Moody's Corp.                                                  156,200               13,565,970
                                                                         ----------------------
                                                                                     50,908,464
                                                                         ----------------------

COMMUNICATIONS -- 0.7%
Nokia Oyj Sponsored
  ADR (Finland)                                                205,200                3,215,484
SK Telecom Co. Limited
  ADR (South Korea)+                                           229,500   $            5,106,375
                                                                         ----------------------
                                                                                      8,321,859
                                                                         ----------------------

COMPUTERS & INFORMATION -- 1.6%
Lexmark
  International, Inc.*                                         221,300               18,810,500
                                                                         ----------------------

CONTAINERS -- 2.8%
Sealed Air Corp.*+                                             606,800               32,324,236
                                                                         ----------------------

DIVERSIFIED FINANCIAL -- 0.7%
Takefuji Corp.                                                 119,200                8,052,825
                                                                         ----------------------

ENERGY -- 8.2%
ConocoPhillips                                                 299,946               26,044,311
Devon Energy Corp.                                             560,000               21,795,200
EOG Resources, Inc.+                                           232,500               16,591,200
Occidental
  Petroleum Corp.                                              371,500               21,680,740
Transocean, Inc.*                                              184,700                7,829,433
                                                                         ----------------------
                                                                                     93,940,884
                                                                         ----------------------

FINANCIAL SERVICES -- 13.6%
American Express Co.                                         1,395,500               78,664,335
Berkshire Hathaway,
  Inc. Cl. A*                                                      569               50,015,100
Centerpoint
  Properties Corp.                                             372,198               17,824,562
Morgan Stanley                                                 167,900                9,321,808
                                                                         ----------------------
                                                                                    155,825,805
                                                                         ----------------------

FOODS -- 1.0%
Hershey Foods Corp.                                            207,600               11,530,104
                                                                         ----------------------

HEALTHCARE -- 1.3%
HCA, Inc.+                                                     379,100               15,148,836
                                                                         ----------------------

HOUSEHOLD PRODUCTS -- 0.0%
Hunter Douglas NV                                                3,000                  160,551
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 4.2%
Tyco International Limited                                   1,360,324               48,617,980
                                                                         ----------------------

INSURANCE -- 13.3%
American International
  Group, Inc.                                                  796,000               52,273,320
Aon Corp.                                                      333,300                7,952,538
Chubb Corp.                                                     46,100                3,545,090
Loews Corp.                                                    304,600               21,413,380
Markel Corp.*+                                                   3,200                1,164,800
Marsh & McLennan
  Companies, Inc.                                              377,000               12,403,300
Principal Financial
  Group, Inc.                                                  106,600   $            4,364,204
Progressive Corp.                                              393,500               33,384,540
Sun Life Financial, Inc.+                                       63,900                2,143,206
Transatlantic
  Holdings, Inc.                                               221,562               13,699,179
                                                                         ----------------------
                                                                                    152,343,557
                                                                         ----------------------

PHARMACEUTICALS -- 2.6%
Cardinal Health, Inc.                                          253,000               14,711,950
Eli Lilly & Co.                                                193,000               10,952,750
Novartis AG                                                     85,000                4,301,941
                                                                         ----------------------
                                                                                     29,966,641
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 1.0%
Microsoft Corp.                                                442,900               11,829,859
                                                                         ----------------------

RETAIL -- 4.1%
AutoZone, Inc.*+                                               108,100                9,870,611
Costco Wholesale Corp.                                         771,100               37,328,951
                                                                         ----------------------
                                                                                     47,199,562
                                                                         ----------------------

TOBACCO -- 5.2%
Altria Group, Inc.                                             986,200               60,256,820
                                                                         ----------------------

TRANSPORTATION -- 0.8%
United Parcel Service,
  Inc. Cl. B                                                   105,800                9,041,668
                                                                         ----------------------

TOTAL EQUITIES
(COST $863,146,446)                                                               1,069,119,133
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 12.9%

CASH EQUIVALENTS -- 5.3%**
American AAdvanage
  Select Money
  Market Fund                                                  706,914                  706,914
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              528,106                  528,106
Bank of America
  Bank Note
  2.270% 01/18/2005                                          1,232,247                1,232,247
Bank of America
  Bank Note
  2.270% 03/03/2005                                          2,288,459                2,288,459
Bank of America
  Bank Note
  2.300% 06/09/2005                                          1,232,247                1,232,247

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                  MARKET
                                                       AMOUNT                   VALUE
                                                ----------------------   ----------------------
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                             $              536,908   $              536,908
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            557,888                  557,888
BGI Institutional Money
  Market Fund                                                6,337,271                6,337,271
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            352,071                  352,071
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                          1,506,862                1,506,862
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          3,520,706                3,520,706
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                          1,381,877                1,381,877
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          2,112,423                2,112,423
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            704,141                  704,141
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                          2,186,873                2,186,873
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            704,141                  704,141
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            528,106                  528,106
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                          2,904,582                2,904,582
Freddie Mac Discount Note
  2.184% 01/04/2005                                          2,460,465                2,460,465
Freddie Mac Discount Note
  2.228% 02/01/2005                                            656,866                  656,866
Freddie Mac Discount Note
  2.277% 02/01/2005                                          3,073,989                3,073,989
General Electric
  Capital Corp.
  2.294% 01/21/2005                                          1,002,462                1,002,462
General Electric
  Capital Corp.
  2.295% 01/10/2005                             $            1,715,132   $            1,715,132
HBOS Halifax Bank
  of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                            809,762                  809,762
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            862,573                  862,573
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                1,161,838                1,161,838
Merrimac Cash Fund,
  Premium Class                                              2,640,529                2,640,529
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          2,323,666                2,323,666
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          1,760,353                1,760,353
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                          1,408,282                1,408,282
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          2,031,447                2,031,447
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                          1,056,212                1,056,212
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            176,036                  176,036
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          1,760,353                1,760,353
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            440,088                  440,088
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          1,760,353                1,760,353
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          4,217,805                4,217,805
                                                                         ----------------------
                                                                                     60,640,033
                                                                         ----------------------

REPURCHASE AGREEMENT -- 7.6%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                             $           87,681,388   $           87,681,388
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                 148,321,421
                                                                         ----------------------

TOTAL INVESTMENTS -- 105.8%
(COST $1,011,467,867)***                                                          1,217,440,554

OTHER ASSETS/
(LIABILITIES) -- (5.8%)                                                             (66,729,368)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $        1,150,711,186
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $87,694,175. Collateralized by U.S. Government Agency obligations with rates of 2.768% - 4.875%, maturity dates of 02/25/24 - 05/25/2034, and an aggregate market value, including accrued interest, of $92,070,530.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT INDEXED EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 98.9%

ADVERTISING -- 0.2%
Interpublic Group of
  Companies, Inc.*+                                             69,133   $              926,382
Monster Worldwide, Inc.*                                        19,318                  649,858
Omnicom Group, Inc.+                                            29,514                2,488,620
                                                                         ----------------------
                                                                                      4,064,860
                                                                         ----------------------

AEROSPACE & DEFENSE -- 1.9%
Boeing Co.                                                     130,540                6,758,056
General Dynamics Corp.                                          32,654                3,415,608
Goodrich Corp.                                                  13,690                  446,842
Honeywell
  International, Inc.                                          133,810                4,738,212
Lockheed Martin Corp.                                           69,107                3,838,894
Northrop Grumman Corp.                                          53,978                2,934,244
Raytheon Co.                                                    73,100                2,838,473
Rockwell Collins, Inc.                                          23,032                  908,382
United Technologies Corp.                                       79,831                8,250,534
                                                                         ----------------------
                                                                                     34,129,245
                                                                         ----------------------

AIR TRANSPORTATION -- 0.1%
Delta Air Lines, Inc.*+                                         19,716                  147,476
Southwest Airlines Co.                                         126,265                2,055,594
                                                                         ----------------------
                                                                                      2,203,070
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 0.8%
Coach, Inc.*                                                    28,100                1,584,840
The Gap, Inc.+                                                 136,303                2,878,719
Jones Apparel Group, Inc.                                       18,189                  665,172
Limited Brands                                                  62,959                1,449,316
Liz Claiborne, Inc.                                             17,292                  729,895
Nike, Inc. Cl. B                                                40,783                3,698,610
Nordstrom, Inc.                                                 20,438                  955,068
Reebok International
  Limited+                                                       9,900                  435,600
VF Corp.+                                                       18,002                  996,951
                                                                         ----------------------
                                                                                     13,394,171
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 1.0%
AutoNation, Inc.*                                               42,000                  806,820
Cooper Tire &
  Rubber Co.+                                                   12,730                  274,331
Dana Corp.                                                      16,969                  294,073
Delphi Corp.+                                                   74,694                  673,740
Ford Motor Co.+                                                286,314                4,191,637
General Motors Corp.+                                           84,245                3,374,855
Genuine Parts Co.                                               26,112                1,150,495
The Goodyear Tire &
  Rubber Co.*+                                                  28,776                  421,856
Harley-Davidson, Inc.                                           46,236                2,808,837
Navistar
  International Corp.*                                          10,309   $              453,390
Paccar, Inc.+                                                   28,804                2,318,146
Visteon Corp.                                                   23,653                  231,090
                                                                         ----------------------
                                                                                     16,999,270
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 11.7%
AmSouth Bancorporation+                                         48,594                1,258,585
Bank of America Corp.                                          628,214               29,519,776
Bank of New York Co., Inc.                                     120,803                4,037,236
BB&T Corp.+                                                     90,416                3,801,993
Capital One
  Financial Corp.+                                              37,146                3,128,065
Citigroup, Inc.                                                806,141               38,839,873
Comerica, Inc.                                                  29,576                1,804,728
Compass Bancshares, Inc.                                        23,000                1,119,410
Fannie Mae                                                     149,679               10,658,642
Fifth Third Bancorp                                             87,488                4,136,433
First Horizon
  National Corp.+                                               23,000                  991,530
Freddie Mac                                                    107,128                7,895,334
Golden West
  Financial Corp.                                               50,358                3,092,988
JP Morgan Chase & Co.                                          550,448               21,472,976
KeyCorp                                                         65,068                2,205,805
M&T Bank Corp.                                                  16,700                1,800,928
Marshall and Ilsley Corp.                                       30,900                1,365,780
Mellon Financial Corp.                                          60,068                1,868,715
National City Corp.                                            109,871                4,125,656
North Fork
  Bancorporation, Inc.                                          70,500                2,033,925
Northern Trust Corp.                                            30,893                1,500,782
Providian Financial Corp.*                                      44,504                  732,981
Regions Financial Corp.                                         66,142                2,353,994
SLM Corp.                                                       67,831                3,621,497
Sovereign Bancorp, Inc.                                         44,390                1,000,994
State Street Corp.                                              51,868                2,547,756
SunTrust Banks, Inc.                                            58,334                4,309,716
Synovus Financial Corp.+                                        42,399                1,211,763
U.S. Bancorp                                                   293,934                9,206,013
Wachovia Corp.                                                 249,415               13,119,229
Washington Mutual, Inc.                                        136,452                5,769,191
Wells Fargo & Co.                                              260,237               16,173,730
Zions Bancorp                                                   15,500                1,054,465
                                                                         ----------------------
                                                                                    207,760,489
                                                                         ----------------------

BEVERAGES -- 2.2%
Anheuser-Busch
  Companies, Inc.                                              122,896                6,234,514
Brown-Forman Corp. Cl. B                                        14,442                  703,037
The Coca-Cola Co.                                              376,272               15,664,203
Coca-Cola
  Enterprises, Inc.                                             73,743   $            1,537,542
Coors (Adolph) Co. Cl. B+                                        7,465                  564,877
The Pepsi Bottling
  Group, Inc.+                                                  42,682                1,154,121
PepsiCo, Inc.                                                  261,366               13,643,305
                                                                         ----------------------
                                                                                     39,501,599
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 2.8%
Clear Channel
  Communications, Inc.                                          91,421                3,061,689
Comcast Corp. Cl. A*+                                          345,196               11,488,123
Dow Jones & Co., Inc.+                                          14,157                  609,600
Gannett Co., Inc.                                               39,671                3,241,121
Knight Ridder, Inc.                                             13,537                  906,167
The McGraw-Hill
  Companies, Inc.                                               29,444                2,695,304
Meredith Corp.                                                   5,689                  308,344
New York Times Co. Cl. A+                                       20,800                  848,640
Time Warner, Inc.*                                             712,394               13,848,939
Tribune Co.                                                     49,395                2,081,505
Univision Communications,
  Inc. Cl. A*+                                                  51,900                1,519,113
Viacom, Inc. Cl. B                                             266,318                9,691,312
                                                                         ----------------------
                                                                                     50,299,857
                                                                         ----------------------

BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Louisiana-Pacific Corp.+                                        18,184                  486,240
Masco Corp.                                                     71,492                2,611,603
Vulcan Materials Co.                                            11,878                  648,658
                                                                         ----------------------
                                                                                      3,746,501
                                                                         ----------------------

CHEMICALS -- 1.6%
Air Products &
  Chemicals, Inc.                                               38,505                2,232,135
Ashland, Inc.                                                   11,025                  643,639
Dow Chemical Co.                                               147,820                7,318,568
Du Pont (E.I.) de
  Nemours & Co.                                                154,450                7,575,773
Eastman Chemical Co.                                            14,635                  844,879
Engelhard Corp.                                                 15,025                  460,817
Great Lakes
  Chemical Corp.                                                10,196                  290,484
Hercules, Inc.*                                                 12,889                  191,402
International Flavors &
  Fragrances, Inc.                                              14,182                  607,557
Monsanto Co.                                                    44,624                2,478,863
PPG Industries, Inc.                                            24,108                1,643,201
Praxair, Inc.                                                   51,656                2,280,612
Rohm & Haas Co.                                                 30,284                1,339,461
                                                                         ----------------------
                                                                                     27,907,391
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
COMMERCIAL SERVICES -- 2.0%
Allied Waste
  Industries, Inc.*                                             42,934   $              398,428
Apollo Group, Inc. Cl. A*                                       28,800                2,324,448
Block (H&R), Inc.+                                              25,648                1,256,752
Cendant Corp.                                                  166,944                3,903,151
Cintas Corp.                                                    27,900                1,223,694
Convergys Corp.*                                                20,871                  312,856
Donnelley (R.R.) &
  Sons Co.                                                      29,715                1,048,642
eBay, Inc.*                                                    102,200               11,883,816
Ecolab, Inc.+                                                   36,158                1,270,231
Equifax, Inc.+                                                  17,149                  481,887
Fluor Corp.+                                                    13,735                  748,695
Moody's Corp.                                                   24,486                2,126,609
Paychex, Inc.                                                   58,806                2,004,108
PerkinElmer, Inc.                                               16,174                  363,753
Quest Diagnostics, Inc.+                                        15,985                1,527,367
Robert Half
  International, Inc.+                                          27,900                  821,097
Ryder System, Inc.                                               8,205                  391,953
Waste Management, Inc.                                          90,897                2,721,456
                                                                         ----------------------
                                                                                     34,808,943
                                                                         ----------------------

COMMUNICATIONS -- 2.2%
ADC
  Telecommunications, Inc.*                                    148,892                  399,031
Andrew Corp.*                                                   23,442                  319,514
Avaya, Inc.*+                                                   74,675                1,284,410
Ciena Corp.*                                                    93,100                  310,954
Citizens
  Communications Co.                                            54,100                  746,039
L-3 Communications
  Holdings, Inc.                                                16,700                1,223,108
Lucent
  Technologies, Inc.*+                                         674,152                2,534,812
Network
  Appliance, Inc.*+                                             55,238                1,835,006
Nextel Communications,
  Inc. Cl. A*                                                  174,439                5,233,170
Qualcomm, Inc.                                                 251,718               10,672,843
SBC Communications, Inc.                                       510,109               13,145,509
Scientific-Atlanta, Inc.                                        23,081                  761,904
Tellabs, Inc.*                                                  68,823                  591,190
                                                                         ----------------------
                                                                                     39,057,490
                                                                         ----------------------

COMMUNICATIONS EQUIPMENT -- 0.4%
Motorola, Inc.                                                 373,702                6,427,674
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.4%
Autodesk, Inc.                                                  35,812                1,359,065
Computer Sciences Corp.*                                        27,396                1,544,313
Parametric
  Technology Corp.*                                             43,688                  257,322
Sun Microsystems, Inc.*                                        537,704   $            2,892,848
Teradyne, Inc.*                                                 32,606                  556,584
Unisys Corp.*                                                   43,051                  438,259
                                                                         ----------------------
                                                                                      7,048,391
                                                                         ----------------------

COMPUTER PROGRAMMING SERVICES -- 0.0%
Mercury
  Interactive Corp.*+                                           14,740                  671,407
                                                                         ----------------------

COMPUTERS & INFORMATION -- 4.4%
Apple Computer, Inc.*                                           60,875                3,920,350
Cisco Systems, Inc.*                                         1,024,087               19,764,879
Comverse
  Technology, Inc.*                                             33,129                  810,004
Dell, Inc.*                                                    386,348               16,280,705
EMC Corp.*                                                     372,633                5,541,053
Gateway, Inc.*                                                  48,768                  293,096
International Business
  Machines Corp.                                               258,902               25,522,559
International
  Game Technology                                               52,656                1,810,313
Jabil Circuit, Inc.*                                            33,900                  867,162
Lexmark
  International, Inc.*                                          18,528                1,574,880
Solectron Corp.*                                               151,153                  805,645
Symbol
  Technologies, Inc.+                                           33,100                  572,630
                                                                         ----------------------
                                                                                     77,763,276
                                                                         ----------------------

COMPUTERS & OFFICE EQUIPMENT -- 0.9%
Electronic Data
  Systems Corp.+                                                80,523                1,860,081
Hewlett-Packard Co.                                            469,652                9,848,602
Pitney Bowes, Inc.                                              34,255                1,585,321
Xerox Corp.*                                                   148,477                2,525,594
                                                                         ----------------------
                                                                                     15,819,598
                                                                         ----------------------

CONTAINERS -- 0.2%
Ball Corp.                                                      17,608                  774,400
Bemis Co., Inc.                                                 12,988                  377,821
Pactiv Corp.*                                                   19,198                  485,517
Sealed Air Corp.*                                               10,048                  535,257
Temple-Inland, Inc.                                             10,093                  690,361
                                                                         ----------------------
                                                                                      2,863,356
                                                                         ----------------------

COSMETICS & PERSONAL CARE -- 2.3%
Alberto-Culver Co.                                              10,347                  502,554
Avon Products, Inc.                                             74,338                2,876,881
Colgate-Palmolive Co.                                           83,519                4,272,832
The Gillette Co.                                               154,344                6,911,524
Kimberly-Clark Corp.                                            76,781                5,052,958
The Procter & Gamble Co.                                       392,898               21,640,822
                                                                         ----------------------
                                                                                     41,257,571
                                                                         ----------------------

DATA PROCESSING & PREPARATION -- 0.8%
Affiliated Computer
  Services, Inc. Cl. A*+                                        19,100   $            1,149,629
Automatic Data
  Processing, Inc.                                              92,108                4,084,990
First Data Corp.                                               129,051                5,489,830
Fiserv, Inc.*                                                   31,801                1,278,082
IMS Health, Inc.                                                29,725                  689,917
NCR Corp.*                                                      14,468                1,001,620
                                                                         ----------------------
                                                                                     13,694,068
                                                                         ----------------------

ELECTRIC UTILITIES -- 2.7%
AES Corp.*                                                      90,353                1,235,126
Allegheny Energy, Inc.*+                                        22,300                  439,533
Ameren Corp.                                                    26,642                1,335,830
American Electric
  Power Co.                                                     55,108                1,892,409
Calpine Corp.*+                                                 73,879                  291,083
CenterPoint Energy, Inc.+                                       56,522                  638,699
Cinergy Corp.                                                   22,381                  931,721
CMS Energy Corp.*                                               17,354                  181,349
Consolidated Edison, Inc.+                                      39,174                1,713,862
Constellation Energy
  Group, Inc.                                                   24,664                1,078,063
Dominion Resources, Inc.                                        52,920                3,584,801
DTE Energy Co.+                                                 28,452                1,227,135
Duke Energy Corp.                                              148,398                3,758,921
Edison International                                            54,887                1,758,031
Entergy Corp.                                                   37,206                2,514,754
Exelon Corp.                                                   106,748                4,704,384
FirstEnergy Corp.                                               53,587                2,117,222
FPL Group, Inc.+                                                30,815                2,303,421
NiSource, Inc.                                                  31,285                  712,672
PG&E Corp.*                                                     63,581                2,115,976
Pinnacle West Capital Corp.                                     11,750                  521,817
PPL Corp.                                                       29,455                1,569,362
Progress Energy, Inc.+                                          39,421                1,783,406
Public Service Enterprise
  Group, Inc.+                                                  39,282                2,033,629
Southern Co.+                                                  115,046                3,856,342
Teco Energy, Inc.+                                              22,400                  343,616
TXU Corp.+                                                      38,366                2,476,909
                                                                         ----------------------
                                                                                     47,120,073
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 6.8%
Advanced Micro
  Devices, Inc.*                                                54,942                1,209,823
Altera Corp.*                                                   60,604                1,254,503
American Power
  Conversion Corp.                                              34,242                  732,779
Analog Devices, Inc.                                            54,925                2,027,831
Applied Micro
  Circuits Corp.*                                               48,600                  204,606
Broadcom Corp. Cl. A*                                           50,500                1,630,140

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Emerson Electric Co.                                            65,254   $            4,574,305
Freescale Semiconductor,
  Inc. Cl. B*                                                   61,609                1,131,141
General Electric Co.                                         1,645,175               60,048,887
Intel Corp.                                                    983,332               23,000,135
JDS Uniphase Corp.*+                                           220,876                  700,177
Johnson Controls, Inc.                                          31,902                2,023,863
Kla-Tencor Corp.*                                               31,228                1,454,600
Linear Technology Corp.                                         47,749                1,850,751
LSI Logic Corp.*                                                63,842                  349,854
Maxim Integrated
  Products, Inc.                                                50,399                2,136,414
Micron
  Technology, Inc.*+                                           100,880                1,245,868
Molex, Inc.+                                                    30,447                  913,410
National
  Semiconductor Corp.+                                          55,224                  991,271
Novellus Systems, Inc.                                          23,831                  664,647
Nvidia Corp.*                                                   26,800                  631,408
PMC-Sierra, Inc.*                                               25,779                  290,014
Power-One, Inc.*                                                10,600                   94,552
Qlogic Corp.*                                                   14,100                  517,893
Rockwell Automation, Inc.                                       26,132                1,294,841
Sanmina-SCI Corp.*+                                             82,324                  697,284
Texas Instruments, Inc.                                        265,969                6,548,157
Xilinx, Inc.                                                    56,268                1,668,346
                                                                         ----------------------
                                                                                    119,887,500
                                                                         ----------------------

ENERGY -- 7.2%
Amerada Hess Corp.                                              13,960                1,150,025
Anadarko Petroleum Corp.                                        37,754                2,446,837
Apache Corp.                                                    50,556                2,556,617
BJ Services Co.                                                 23,800                1,107,652
Burlington Resources, Inc.                                      62,560                2,721,360
ChevronTexaco Corp.                                            329,458               17,299,840
ConocoPhillips                                                 107,355                9,321,635
Devon Energy Corp.                                              75,400                2,934,568
Dynegy, Inc. Cl. A*+                                            48,037                  221,931
El Paso Corp.                                                   98,335                1,022,684
EOG Resources, Inc.                                             15,800                1,127,488
Exxon Mobil Corp.                                            1,003,298               51,429,055
Halliburton Co.                                                 65,784                2,581,364
Kerr-McGee Corp.                                                21,666                1,252,078
KeySpan Corp.                                                   25,600                1,009,920
Kinder Morgan, Inc.                                             19,300                1,411,409
Marathon Oil Corp.                                              55,251                2,077,990
Nabors Industries Limited*                                      24,369                1,249,886
Nicor, Inc.+                                                     5,282                  195,117
Noble Corp.*                                                    22,400                1,114,176
Occidental
  Petroleum Corp.                                               63,451                3,703,000
Peoples Energy Corp.                                             4,262                  187,315
Rowan Companies, Inc.*                                          18,366                  475,679
Schlumberger Limited                                            91,105                6,099,480
Sempra Energy                                                   40,861   $            1,498,781
Sunoco, Inc.                                                    11,356                  927,899
Transocean, Inc.*                                               50,272                2,131,030
Unocal Corp.                                                    41,129                1,778,418
Valero Energy Corp.                                             41,200                1,870,480
The Williams
  Companies, Inc.                                               90,191                1,469,211
Xcel Energy, Inc.                                               51,287                  933,423
XTO Energy, Inc.                                                40,400                1,429,352
                                                                         ----------------------
                                                                                    126,735,700
                                                                         ----------------------

ENTERTAINMENT & LEISURE -- 1.0%
Brunswick Corp.                                                 16,555                  819,472
Harrah's
  Entertainment, Inc.+                                          19,116                1,278,669
News Corp., Inc. Cl. A+                                        400,300                7,469,598
The Walt Disney Co.                                            316,970                8,811,766
                                                                         ----------------------
                                                                                     18,379,505
                                                                         ----------------------

FINANCIAL SERVICES -- 3.9%
American Express Co.                                           195,160               11,001,169
Apartment Investment &
  Management Co. Cl. A                                          18,000                  693,720
Archstone-Smith Trust                                           28,900                1,106,870
Bear Stearns
  Companies, Inc.                                               15,495                1,585,293
CIT Group, Inc.                                                 32,800                1,502,896
Countrywide
  Financial Corp.                                               87,598                3,242,002
E Trade Financial Corp.*                                        58,400                  873,080
Federated Investors,
  Inc. Cl. B                                                    13,400                  407,360
Franklin Resources, Inc.                                        40,530                2,822,914
The Goldman Sachs
  Group, Inc.                                                   74,500                7,750,980
Huntington
  Bancshares, Inc.+                                             41,121                1,018,978
Janus Capital Group, Inc.+                                      34,794                  584,887
Lehman Brothers
  Holdings, Inc.                                                40,218                3,518,271
MBNA Corp.                                                     199,846                5,633,659
Merrill Lynch & Co., Inc.                                      144,870                8,658,880
Morgan Stanley                                                 170,199                9,449,448
PNC Financial Services
  Group, Inc.                                                   47,313                2,717,659
Price (T. Rowe)
  Group, Inc.                                                   22,213                1,381,649
ProLogis Trust                                                  23,800                1,031,254
The Schwab
  (Charles) Corp.                                              216,205                2,585,812
Simon Property
  Group, Inc.                                                   37,400                2,418,658
                                                                         ----------------------
                                                                                     69,985,439
                                                                         ----------------------

FOODS -- 1.9%
Archer-Daniels-Midland Co.                                     103,279   $            2,304,154
Campbell Soup Co.                                               59,046                1,764,885
ConAgra Foods, Inc.                                             81,769                2,408,097
General Mills, Inc.+                                            56,651                2,816,121
Heinz (H. J.) Co.                                               57,522                2,242,783
Hershey Foods Corp.                                             39,684                2,204,049
Kellogg Co.                                                     65,316                2,917,013
The Kroger Co.*+                                               118,775                2,083,313
McCormick & Co., Inc.                                           16,600                  640,760
Safeway, Inc.*                                                  66,777                1,318,178
Sara Lee Corp.                                                 125,236                3,023,197
Starbucks Corp.*                                                63,748                3,975,325
SuperValu, Inc.                                                 15,932                  549,973
Sysco Corp.                                                    101,678                3,881,049
Wrigley (Wm.) Jr. Co.                                           33,504                2,318,142
                                                                         ----------------------
                                                                                     34,447,039
                                                                         ----------------------

FOREST PRODUCTS & PAPER -- 0.5%
Georgia-Pacific Corp.                                           42,172                1,580,607
International Paper Co.                                         74,751                3,139,542
MeadWestvaco Corp.                                              28,444                  963,967
OfficeMax, Inc.                                                 14,701                  461,317
Plum Creek Timber
  Co., Inc.                                                     25,300                  972,532
Weyerhaeuser Co.                                                38,411                2,581,987
                                                                         ----------------------
                                                                                      9,699,952
                                                                         ----------------------

HEALTHCARE -- 1.1%
Caremark Rx, Inc.*                                              71,800                2,831,074
Express Scripts, Inc.*                                          11,900                  909,636
HCA, Inc.+                                                      65,485                2,616,781
Health Management
  Associates, Inc. Cl. A+                                       40,700                  924,704
Humana, Inc.*                                                   27,796                  825,263
Laboratory Corp. of
  America Holdings*                                             21,800                1,086,076
Manor Care, Inc.                                                12,781                  452,831
Tenet Healthcare Corp.*+                                        73,728                  809,533
UnitedHealth Group, Inc.                                       101,648                8,948,073
                                                                         ----------------------
                                                                                     19,403,971
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.3%
Centex Corp.+                                                   20,510                1,221,986
KB Home                                                          7,385                  770,994
Leggett & Platt, Inc.                                           24,947                  709,243
Maytag Corp.+                                                   13,938                  294,092
Pulte Homes, Inc.                                               18,746                1,195,995
Whirlpool Corp.+                                                11,029                  763,317
                                                                         ----------------------
                                                                                      4,955,627
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
HOUSEHOLD PRODUCTS -- 0.6%
Black & Decker Corp.+                                           10,550   $              931,881
The Clorox Co.                                                  23,615                1,391,632
Corning, Inc.*                                                 215,361                2,534,799
Fortune Brands, Inc.                                            22,580                1,742,724
Newell Rubbermaid, Inc.+                                        48,471                1,172,513
Sherwin-Williams Co.                                            25,289                1,128,648
Snap-On, Inc.                                                    6,903                  237,187
The Stanley Works+                                              15,455                  757,140
                                                                         ----------------------
                                                                                      9,896,524
                                                                         ----------------------

INDUSTRIAL - DISTRIBUTION -- 0.0%
Grainger (W.W.), Inc.                                           10,966                  730,555
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 1.9%
3M Co.                                                         120,398                9,881,064
Cooper Industries
  Limited Cl. A                                                 14,965                1,015,974
Danaher Corp.                                                   48,100                2,761,421
Eaton Corp.                                                     25,256                1,827,524
Illinois Tool Works, Inc.                                       46,433                4,303,410
ITT Industries, Inc.                                            16,255                1,372,735
Textron, Inc.+                                                  23,155                1,708,839
Tyco International Limited                                     309,954               11,077,756
                                                                         ----------------------
                                                                                     33,948,723
                                                                         ----------------------

INFORMATION RETRIEVAL SERVICES -- 0.5%
Yahoo!, Inc.*                                                  212,020                7,988,914
                                                                         ----------------------

INSURANCE -- 4.9%
ACE Limited                                                     46,900                2,004,975
Aetna, Inc.                                                     23,149                2,887,838
AFLAC, Inc.                                                     77,438                3,085,130
Allstate Corp.                                                 106,915                5,529,644
Ambac Financial
  Group, Inc.                                                   17,600                1,445,488
American International
  Group, Inc.                                                  404,508               26,564,040
Aon Corp.+                                                      49,252                1,175,153
Chubb Corp.                                                     30,509                2,346,142
Cigna Corp.                                                     19,788                1,614,107
Cincinnati Financial Corp.                                      24,653                1,091,142
The Hartford Financial
  Services Group, Inc.                                          44,134                3,058,928
Jefferson-Pilot Corp.                                           21,673                1,126,129
Lincoln National Corp.                                          29,539                1,378,881
Loews Corp.                                                     26,848                1,887,414
Marsh & McLennan
  Companies, Inc.                                               80,852                2,660,031
MBIA, Inc.+                                                     23,011                1,456,136
Metlife, Inc.                                                  116,700                4,727,517
MGIC Investment Corp.                                           14,787                1,018,972
Principal Financial
  Group, Inc.                                                   43,700                1,789,078
Progressive Corp.                                               32,387                2,747,713
Prudential Financial, Inc.                                      80,700   $            4,435,272
Safeco Corp.                                                    23,025                1,202,826
St. Paul
  Travelers Companies                                           99,759                3,698,066
Torchmark Corp.                                                 18,026                1,030,006
UnumProvident Corp.                                             46,725                  838,246
WellPoint, Inc.*                                                45,020                5,177,300
XL Capital Limited Cl. A+                                       19,800                1,537,470
                                                                         ----------------------
                                                                                     87,513,644
                                                                         ----------------------

LODGING -- 0.3%
Hilton Hotels Corp.                                             55,451                1,260,956
Marriott International,
  Inc. Cl. A                                                    35,323                2,224,643
Starwood Hotels & Resorts
  Worldwide, Inc.                                               30,927                1,806,137
                                                                         ----------------------
                                                                                      5,291,736
                                                                         ----------------------

MACHINERY & COMPONENTS -- 0.9%
Baker Hughes, Inc.                                              52,183                2,226,649
Caterpillar, Inc.                                               53,216                5,189,092
Cummins, Inc.                                                    7,473                  626,163
Deere & Co.                                                     38,113                2,835,607
Dover Corp.                                                     30,959                1,298,420
Ingersoll-Rand Co. Cl. A                                        26,786                2,150,916
Pall Corp.                                                      14,618                  423,191
Parker-Hannifin Corp.                                           20,698                1,567,667
                                                                         ----------------------
                                                                                     16,317,705
                                                                         ----------------------

MANUFACTURING -- 0.4%
American Standard
  Companies, Inc.*                                              35,200                1,454,464
Applied Materials, Inc.*                                       259,052                4,429,789
Avery Dennison Corp.                                            14,398                  863,448
Millipore Corp.*+                                                5,781                  287,952
                                                                         ----------------------
                                                                                      7,035,653
                                                                         ----------------------

MEDICAL SUPPLIES -- 2.4%
Agilent Technologies, Inc.*                                     77,605                1,870,281
Allergan, Inc.                                                  21,129                1,712,928
Applied Biosystems
  Group-Applera Corp.                                           32,168                  672,633
Bard (C.R.), Inc.                                               14,478                  926,302
Bausch & Lomb, Inc.+                                             9,994                  644,213
Baxter International, Inc.                                      97,426                3,365,094
Becton, Dickinson & Co.                                         40,246                2,285,973
Biomet, Inc.                                                    40,494                1,757,035
Boston Scientific Corp.*                                       133,440                4,743,792
Fisher
  Scientific International*+                                    18,300                1,141,554
Guidant Corp.                                                   47,641                3,434,916
Medtronic, Inc.                                                188,714                9,373,424
St. Jude Medical, Inc.*                                         51,392                2,154,867
Stryker Corp.                                                   63,302                3,054,321
Tektronix, Inc.                                                 12,970   $              391,824
Thermo Electron Corp.*                                          20,275                  612,102
Waters Corp.*                                                   19,500                  912,405
Zimmer Holdings, Inc.*                                          39,578                3,170,989
                                                                         ----------------------
                                                                                     42,224,653
                                                                         ----------------------

METALS & MINING -- 0.7%
Alcoa, Inc.                                                    135,366                4,253,200
Allegheny
  Technologies, Inc.                                            16,347                  354,240
Freeport-McMoRan
  Copper & Gold,
  Inc. Cl. B+                                                   28,583                1,092,728
Newmont Mining Corp.+                                           67,697                3,006,424
Nucor Corp.+                                                    25,100                1,313,734
Phelps Dodge Corp.                                              13,839                1,368,954
United States Steel Corp.+                                      18,856                  966,370
                                                                         ----------------------
                                                                                     12,355,650
                                                                         ----------------------

PHARMACEUTICALS -- 8.5%
Abbott Laboratories                                            242,237               11,300,356
AmerisourceBergen Corp.+                                        15,916                  933,951
Amgen, Inc.*                                                   197,690               12,681,813
Biogen Idec, Inc.*+                                             53,191                3,543,053
Bristol-Myers Squibb Co.                                       302,584                7,752,202
Cardinal Health, Inc.                                           66,379                3,859,939
Chiron Corp.*+                                                  30,300                1,009,899
Eli Lilly & Co.                                                175,995                9,987,716
Forest Laboratories, Inc.*                                      54,800                2,458,328
Genzyme Corp.*                                                  36,300                2,107,941
Gilead Sciences, Inc.*                                          64,438                2,254,686
Hospira, Inc.*                                                  22,493                  753,515
Johnson & Johnson                                              461,400               29,261,988
King
  Pharmaceuticals, Inc.*                                        38,148                  473,035
McKesson Corp.                                                  45,698                1,437,659
Medco Health
  Solutions, Inc.*                                              42,241                1,757,226
Medimmune, Inc.*                                                41,569                1,126,936
Merck & Co., Inc.                                              344,462               11,071,009
Mylan Laboratories, Inc.+                                       43,800                  774,384
Pfizer, Inc.                                                 1,172,421               31,526,401
Schering-Plough Corp.                                          229,486                4,791,668
Sigma-Aldrich Corp.                                             13,351                  807,201
Watson
  Pharmaceutical, Inc.*                                         18,371                  602,753
Wyeth                                                          208,504                8,880,185
                                                                         ----------------------
                                                                                    151,153,844
                                                                         ----------------------

PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.+                                              40,547                1,307,641
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 4.2%
Adobe Systems, Inc.+                                            37,522                2,354,130
BMC Software, Inc.*                                             34,531                  642,277

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Citrix Systems, Inc.*                                           29,127   $              714,485
Computer Associates
  International, Inc.+                                          90,439                2,809,035
Compuware Corp.*                                                58,837                  380,675
Electronic Arts, Inc.*                                          48,800                3,009,984
Intuit, Inc.*                                                   30,200                1,329,102
Microsoft Corp.                                              1,690,790               45,161,001
Novell, Inc.*+                                                  68,182                  460,229
Oracle Corp.*                                                  802,928               11,016,172
Siebel Systems, Inc.*                                           78,562                  824,901
SunGard Data
  Systems, Inc.*                                                48,400                1,371,172
Symantec Corp.*                                                 97,800                2,519,328
Veritas Software Corp.*+                                        66,490                1,898,290
                                                                         ----------------------
                                                                                     74,490,781
                                                                         ----------------------

REAL ESTATE -- 0.2%
Equity Office
  Properties Trust                                              66,900                1,948,128
Equity Residential                                              41,700                1,508,706
                                                                         ----------------------
                                                                                      3,456,834
                                                                         ----------------------

RESTAURANTS -- 0.5%
Darden Restaurants, Inc.                                        24,728                  685,955
McDonald's Corp.                                               195,560                6,269,654
Wendy's International, Inc.                                     16,201                  636,051
Yum! Brands, Inc.                                               45,620                2,152,352
                                                                         ----------------------
                                                                                      9,744,012
                                                                         ----------------------

RETAIL -- 5.7%
AutoZone, Inc.*                                                 11,836                1,080,745
Bed Bath & Beyond, Inc.*                                        47,696                1,899,732
Best Buy Co., Inc.                                              48,741                2,896,190
Big Lots, Inc.*                                                 13,696                  166,132
Circuit City Stores, Inc.+                                      31,959                  499,839
Costco Wholesale Corp.                                          73,989                3,581,807
CVS Corp.                                                       58,289                2,627,085
Dillards, Inc. Cl. A                                            15,265                  410,171
Dollar General Corp.                                            55,031                1,142,994
Family Dollar Stores, Inc.+                                     26,224                  818,976
Federated Department
  Stores, Inc.                                                  27,178                1,570,617
The Home Depot, Inc.                                           339,087               14,492,578
J.C. Penney Co., Inc.+                                          41,361                1,712,345
Kohl's Corp.*                                                   50,576                2,486,822
Lowe's Companies, Inc.+                                        121,450                6,994,306
The May Department
  Stores Co.                                                    45,387                1,334,378
Office Depot, Inc.*                                             52,859                  917,632
RadioShack Corp.                                                25,530                  839,426
Sears, Roebuck and Co.                                          33,623                1,715,782
Staples, Inc.                                                   81,656   $            2,752,624
Target Corp.                                                   139,210                7,229,175
Tiffany & Co.                                                   24,156                  772,267
TJX Companies, Inc.                                             76,660                1,926,466
Toys R Us, Inc.*                                                37,482                  767,257
Walgreen Co.                                                   158,980                6,100,063
Wal-Mart Stores, Inc.                                          660,173               34,870,338
                                                                         ----------------------
                                                                                    101,605,747
                                                                         ----------------------

RETAIL - GROCERY -- 0.1%
Albertson's, Inc.+                                              57,248                1,367,082
                                                                         ----------------------

TELEPHONE UTILITIES -- 2.2%
Alltel Corp.                                                    46,757                2,747,441
AT&T Corp.                                                     123,733                2,358,351
BellSouth Corp.                                                284,823                7,915,231
CenturyTel, Inc.                                                21,848                  774,949
Qwest Communications
  International, Inc.*                                         287,021                1,274,373
Sprint Corp. (FON Group)                                       225,606                5,606,309
Verizon
  Communications, Inc.                                         431,483               17,479,376
                                                                         ----------------------
                                                                                     38,156,030
                                                                         ----------------------

TOBACCO -- 1.3%
Altria Group, Inc.                                             319,239               19,505,503
Reynolds American, Inc.                                         22,000                1,729,200
UST, Inc.                                                       27,887                1,341,644
                                                                         ----------------------
                                                                                     22,576,347
                                                                         ----------------------

TOYS, GAMES -- 0.1%
Hasbro, Inc.+                                                   26,804                  519,462
Mattel, Inc.                                                    65,752                1,281,506
                                                                         ----------------------
                                                                                      1,800,968
                                                                         ----------------------

TRANSPORTATION -- 1.9%
Burlington Northern
  Santa Fe Corp.                                                57,856                2,737,167
Carnival Corp.                                                  98,668                5,686,237
CSX Corp.                                                       31,886                1,277,991
FedEx Corp.                                                     47,012                4,630,212
Norfolk Southern Corp.                                          62,577                2,264,662
Union Pacific Corp.                                             39,738                2,672,381
United Parcel Service,
  Inc. Cl. B                                                   174,300               14,895,678
                                                                         ----------------------
                                                                                     34,164,328
                                                                         ----------------------

TRAVEL -- 0.0%
Sabre Holdings Corp.                                            23,928                  530,243
                                                                         ----------------------

TOTAL EQUITIES
(COST $1,649,982,171)                                                             1,753,690,647
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 7.6%

CASH EQUIVALENTS -- 6.4%**
American AAdvanage
  Select Money
  Market Fund                                                1,324,493   $            1,324,493
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              989,474                  989,474
Bank of America
  Bank Note
  2.270% 01/18/2005                                          2,308,773                2,308,773
Bank of America
  Bank Note
  2.270% 03/03/2005                                          4,287,720                4,287,720
Bank of America
  Bank Note
  2.300% 06/09/2005                                          2,308,773                2,308,773
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                          1,005,965                1,005,965
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                          1,045,274                1,045,274
BGI Institutional Money
  Market Fund                                               11,873,687               11,873,687
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            659,649                  659,649
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                          2,823,299                2,823,299
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          6,596,493                6,596,493
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                          2,589,123                2,589,123
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          3,957,896                3,957,896
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                          1,319,299                1,319,299
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                          4,097,386                4,097,386
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                          1,319,299                1,319,299
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            989,474                  989,474

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                             $            5,442,107   $            5,442,107
Freddie Mac Discount Note
  2.184% 01/04/2005                                          4,609,995                4,609,995
Freddie Mac Discount Note
  2.228% 02/01/2005                                          1,230,721                1,230,721
Freddie Mac Discount Note
  2.277% 02/01/2005                                          5,759,511                5,759,511
General Electric
  Capital Corp.
  2.294% 01/21/2005                                          1,878,241                1,878,241
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          3,213,520                3,213,520
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                          1,517,193                1,517,193
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                          1,616,141                1,616,141
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                2,176,852                2,176,852
Merrimac Cash Fund,
  Premium Class                                              4,947,370                4,947,370
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          4,353,685                4,353,685
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          3,298,246                3,298,246
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                          2,638,597                2,638,597
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          3,806,176                3,806,176
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                          1,978,948                1,978,948
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            329,825                  329,825
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          3,298,246                3,298,246
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            824,562                  824,562
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                             $            3,298,246   $            3,298,246
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          7,902,599                7,902,599
                                                                         ----------------------
                                                                                    113,616,858
                                                                         ----------------------

REPURCHASE AGREEMENT -- 1.1%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                                         19,187,035               19,187,035
                                                                         ----------------------

U.S. TREASURY BILLS -- 0.1%
U.S. Treasury Bill***
  2.140% 03/24/2005                                          1,180,000                1,174,248
U.S. Treasury Bill
  2.165% 03/24/2005                                            205,000                  203,989
U.S. Treasury Bill
  2.166% 03/24/2005                                             50,000                   49,883
U.S. Treasury Bill
  2.177% 03/24/2005                                            100,000                   99,504
                                                                         ----------------------
                                                                                      1,527,624
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(COST $134,331,387)                                                                 134,331,517
                                                                         ----------------------

TOTAL INVESTMENTS -- 106.5%
(COST $1,784,313,558)****                                                         1,888,022,164

OTHER ASSETS/
(LIABILITIES) -- (6.5%)                                                            (115,493,443)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $        1,772,528,721
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
*** This security is held as collateral for open futures contracts. (NOTE 2). **** See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $19,189,833. Collateralized by U.S. Government Agency obligations with rates of 4.00% - 5.625%, maturity dates of 5/20/2034 - 7/25/2027, and an aggregate market value, including accrued ierest, of $20,146,387.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 98.3%

ADVERTISING -- 0.6%
Omnicom Group, Inc.                                             28,700   $            2,419,984
                                                                         ----------------------

AEROSPACE & DEFENSE -- 1.7%
Boeing Co.                                                      60,000                3,106,200
Honeywell
  International, Inc.                                           34,800                1,232,268
Northrop Grumman Corp.                                          42,200                2,293,992
United Technologies Corp.                                        6,200                  640,770
                                                                         ----------------------
                                                                                      7,273,230
                                                                         ----------------------

AIR TRANSPORTATION -- 0.3%
Southwest Airlines Co.                                          83,800                1,364,264
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 1.0%
Liz Claiborne, Inc.                                             20,500                  865,305
Nike, Inc. Cl. B                                                26,000                2,357,940
Ross Stores, Inc.+                                              36,800                1,062,416
                                                                         ----------------------
                                                                                      4,285,661
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 6.6%
Bank of America Corp.                                          102,000                4,792,980
Capital One
  Financial Corp.                                               24,300                2,046,303
Citigroup, Inc.                                                110,600                5,328,708
Fannie Mae                                                      84,100                5,988,761
Freddie Mac                                                      4,800                  353,760
Golden West
  Financial Corp.                                               34,800                2,137,416
SLM Corp.                                                       40,200                2,146,278
State Street Corp.                                              15,900                  781,008
Wachovia Corp.                                                  40,800                2,146,080
Wells Fargo & Co.                                               36,000                2,237,400
                                                                         ----------------------
                                                                                     27,958,694
                                                                         ----------------------

BEVERAGES -- 2.2%
Anheuser-Busch
  Companies, Inc.                                               23,900                1,212,447
The Coca-Cola Co.                                               40,200                1,673,526
PepsiCo, Inc.                                                  120,420                6,285,924
                                                                         ----------------------
                                                                                      9,171,897
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 1.8%
Clear Channel
  Communications, Inc.                                          30,200                1,011,398
Fox Entertainment Group,
  Inc. Cl. A*                                                   33,290                1,040,646
Time Warner, Inc.*                                              93,700                1,821,528
Tribune Co.                                                     17,500                  737,450
Univision Communications,
  Inc. Cl. A*+                                                  60,200                1,762,054
Viacom, Inc. Cl. B                                              36,800   $            1,339,152
                                                                         ----------------------
                                                                                      7,712,228
                                                                         ----------------------

BUILDING MATERIALS & CONSTRUCTION -- 0.6%
Cytyc Corp.*+                                                   54,600                1,505,322
Masco Corp.                                                     32,600                1,190,878
                                                                         ----------------------
                                                                                      2,696,200
                                                                         ----------------------

CHEMICALS -- 1.5%
Dow Chemical Co.                                                56,300                2,787,413
Monsanto Co.                                                    21,000                1,166,550
Potash Corp.
  of Saskatchewan                                                6,200                  514,972
Praxair, Inc.                                                   47,600                2,101,540
                                                                         ----------------------
                                                                                      6,570,475
                                                                         ----------------------

COMMERCIAL SERVICES -- 2.7%
Apollo Group, Inc. Cl. A*                                       13,900                1,121,869
Career Education Corp.*                                         17,900                  716,000
Cintas Corp.                                                    21,000                  921,060
eBay, Inc.*                                                     26,800                3,116,304
Fluor Corp.+                                                    24,600                1,340,946
Paychex, Inc.                                                   37,566                1,280,249
Quest Diagnostics, Inc.+                                        12,200                1,165,710
Robert Half
  International, Inc.+                                          46,100                1,356,723
Ryder System, Inc.                                               7,800                  372,606
                                                                         ----------------------
                                                                                     11,391,467
                                                                         ----------------------

COMMUNICATIONS -- 2.2%
EchoStar Communications
  Corp. Cl. A+                                                  29,100                  967,284
Nextel Communications,
  Inc. Cl. A*                                                   83,900                2,517,000
Qualcomm, Inc.                                                 111,100                4,710,640
XM Satellite Radio
  Holdings, Inc. Cl. A*+                                        32,557                1,224,794
                                                                         ----------------------
                                                                                      9,419,718
                                                                         ----------------------

COMMUNICATIONS EQUIPMENT -- 0.1%
Ericsson (LM) Cl. B
  Sponsored ADR
  (Sweden)*                                                     12,927                  407,071
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.4%
Cadence Design
  Systems, Inc.*+                                               36,900                  509,589
Synopsys, Inc.*                                                 33,558                  658,408
Teradyne, Inc.*                                                 31,700                  541,119
                                                                         ----------------------
                                                                                      1,709,116
                                                                         ----------------------

COMPUTERS & INFORMATION -- 7.0%
CDW Corp.                                                       20,600                1,366,810
Cisco Systems, Inc.*                                           430,900   $            8,316,370
Dell, Inc.*                                                    192,300                8,103,522
EMC Corp.*                                                     203,940                3,032,588
International Business
  Machines Corp.                                                76,100                7,501,938
Lexmark
  International, Inc.*                                          14,500                1,232,500
                                                                         ----------------------
                                                                                     29,553,728
                                                                         ----------------------

CONTAINERS -- 0.2%
Smurfit-Stone
  Container Corp.+                                              52,704                  984,511
                                                                         ----------------------

COSMETICS & PERSONAL CARE -- 4.6%
Avon Products, Inc.                                             58,700                2,271,690
Colgate-Palmolive Co.                                           48,200                2,465,912
Estee Lauder Companies,
  Inc. Cl. A                                                    23,500                1,075,595
The Gillette Co.                                               122,000                5,463,160
The Procter & Gamble Co.                                       150,000                8,262,000
                                                                         ----------------------
                                                                                     19,538,357
                                                                         ----------------------

DATA PROCESSING & PREPARATION -- 1.0%
Affiliated Computer
  Services, Inc. Cl. A*+                                        27,600                1,661,244
Automatic Data
  Processing, Inc.                                              12,100                  536,635
First Data Corp.                                                51,500                2,190,810
                                                                         ----------------------
                                                                                      4,388,689
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 9.6%
Altera Corp.*+                                                  53,700                1,111,590
Analog Devices, Inc.                                            58,200                2,148,744
Flextronics International
  Limited*                                                     110,500                1,527,110
General Electric Co.                                           446,300               16,289,950
Intel Corp.                                                    419,900                9,821,461
Intersil Corp. Cl. A                                            47,500                  795,150
Kla-Tencor Corp.*+                                              39,100                1,821,278
Linear Technology Corp.                                         28,000                1,085,280
Marvell Technology Group
  Limited*+                                                     41,600                1,475,552
Microchip Technology, Inc.                                      15,200                  405,232
PMC-Sierra, Inc.*                                               60,000                  675,000
Texas Instruments, Inc.                                        105,700                2,602,334
Xilinx, Inc.                                                    33,900                1,005,135
                                                                         ----------------------
                                                                                     40,763,816
                                                                         ----------------------

ENERGY -- 4.5%
BJ Services Co.                                                 35,000                1,628,900
Burlington Resources, Inc.                                      13,600                  591,600
ChevronTexaco Corp.                                             33,700                1,769,587

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Exxon Mobil Corp.                                               62,700   $            3,214,002
Halliburton Co.                                                 57,700                2,264,148
Nabors Industries Limited*                                      34,000                1,743,860
Schlumberger Limited                                            44,100                2,952,495
Total SA                                                        10,800                2,367,491
Transocean, Inc.*+                                              31,700                1,343,763
Weatherford International
  Limited*+                                                     23,000                1,179,900
                                                                         ----------------------
                                                                                     19,055,746
                                                                         ----------------------

ENTERTAINMENT & LEISURE -- 1.0%
News Corp., Inc. Cl. B*+                                        93,200                1,789,440
The Walt Disney Co.                                             94,700                2,632,660
                                                                         ----------------------
                                                                                      4,422,100
                                                                         ----------------------

FINANCIAL SERVICES -- 4.0%
American Express Co.                                            92,200                5,197,314
The Goldman Sachs
  Group, Inc.                                                   11,600                1,206,864
Lehman Brothers
  Holdings, Inc.                                                25,700                2,248,236
MBNA Corp.                                                     125,850                3,547,712
Merrill Lynch & Co., Inc.                                       35,400                2,115,858
Morgan Stanley                                                  47,200                2,620,544
                                                                         ----------------------
                                                                                     16,936,528
                                                                         ----------------------

FOODS -- 0.6%
Bunge Limited+                                                  22,610                1,288,996
Sysco Corp.                                                     36,000                1,374,120
                                                                         ----------------------
                                                                                      2,663,116
                                                                         ----------------------

HEALTHCARE -- 1.8%
Health Management
  Associates, Inc. Cl. A+                                       22,900                  520,288
Laboratory Corp. of
  America Holdings*                                             23,800                1,185,716
UnitedHealth Group, Inc.                                        65,100                5,730,753
                                                                         ----------------------
                                                                                      7,436,757
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.1%
Leggett & Platt, Inc.                                           17,400                  494,682
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 2.3%
3M Co.                                                          52,600                4,316,882
Danaher Corp.                                                   25,100                1,440,991
Tyco International Limited                                     112,400                4,017,176
                                                                         ----------------------
                                                                                      9,775,049
                                                                         ----------------------

INFORMATION RETRIEVAL SERVICES -- 1.3%
Google, Inc. Cl. A*+                                             7,600                1,467,560
Yahoo!, Inc.*                                                  108,206                4,077,202
                                                                         ----------------------
                                                                                      5,544,762
                                                                         ----------------------

INSURANCE -- 3.2%
AFLAC, Inc.                                                     26,100                1,039,824
Ambac Financial
  Group, Inc.                                                   26,900   $            2,209,297
American International
  Group, Inc.                                                  133,700                8,780,079
MBIA, Inc.+                                                     21,200                1,341,536
                                                                         ----------------------
                                                                                     13,370,736
                                                                         ----------------------

INTERNET CONTENT -- 0.1%
BEA Systems, Inc.*                                              67,700                  599,822
                                                                         ----------------------

MACHINERY & COMPONENTS -- 0.9%
Baker Hughes, Inc.                                              66,600                2,841,822
Ingersoll-Rand Co. Cl. A                                        11,100                  891,330
                                                                         ----------------------
                                                                                      3,733,152
                                                                         ----------------------

MANUFACTURING -- 1.0%
Applied Materials, Inc.*                                        83,900                1,434,690
Avery Dennison Corp.                                            18,200                1,091,454
Lam Research Corp.*                                             24,300                  702,513
Millipore Corp.*+                                               21,100                1,050,991
                                                                         ----------------------
                                                                                      4,279,648
                                                                         ----------------------

MEDICAL SUPPLIES -- 4.5%
Allergan, Inc.+                                                 19,800                1,605,186
Baxter International, Inc.                                      49,800                1,720,092
Becton, Dickinson & Co.                                         29,900                1,698,320
Boston Scientific Corp.*                                        32,800                1,166,040
Fisher Scientific
  International*+                                               24,900                1,553,262
Guidant Corp.                                                   24,900                1,795,290
Medtronic, Inc.                                                101,500                5,041,505
St. Jude Medical, Inc.*+                                        62,000                2,599,660
Waters Corp.*                                                   39,600                1,852,884
                                                                         ----------------------
                                                                                     19,032,239
                                                                         ----------------------

PHARMACEUTICALS -- 12.9%
Abbott Laboratories                                             94,000                4,385,100
Alkermes, Inc.*+                                                12,000                  169,080
Amgen, Inc.*                                                    63,700                4,086,355
Barr Pharmaceuticals*                                           33,300                1,516,482
Biogen Idec, Inc.*                                              37,225                2,479,557
Cardinal Health, Inc.                                           25,700                1,494,455
Cephalon, Inc.*+                                                15,900                  808,992
Eli Lilly & Co.                                                 37,600                2,133,800
Genentech, Inc.*                                                59,700                3,250,068
Johnson & Johnson                                              173,026               10,973,309
Merck & Co., Inc.                                               52,200                1,677,708
Millennium
  Pharmaceuticals, Inc.*                                        48,100                  582,972
Pfizer, Inc.                                                   440,080               11,833,751
Protein Design
  Labs, Inc.*+                                                  16,000                  330,560
Schering-Plough Corp.                                          152,200                3,177,936
Watson
  Pharmaceutical, Inc.*                                          4,000   $              131,240
Wyeth                                                          130,700                5,566,513
                                                                         ----------------------
                                                                                     54,597,878
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 6.0%
Adobe Systems, Inc.                                             14,500                  909,730
DST Systems, Inc.*+                                             27,800                1,448,936
McAfee, Inc.*+                                                  33,300                  963,369
Microsoft Corp.                                                676,500               18,069,315
Oracle Corp.*                                                  183,500                2,517,620
Siebel Systems, Inc.*                                           35,700                  374,850
Veritas Software Corp.*+                                        40,700                1,161,985
                                                                         ----------------------
                                                                                     25,445,805
                                                                         ----------------------

RESTAURANTS -- 0.9%
Brinker
  International, Inc.*                                          39,500                1,385,265
McDonald's Corp.                                                78,600                2,519,916
                                                                         ----------------------
                                                                                      3,905,181
                                                                         ----------------------

RETAIL -- 5.7%
Costco Wholesale Corp.                                           8,600                  416,326
CVS Corp.                                                       30,000                1,352,100
The Home Depot, Inc.                                           175,500                7,500,870
Kohl's Corp.*                                                   15,900                  781,803
Lowe's Companies, Inc.                                          29,660                1,708,119
Staples, Inc.                                                   61,300                2,066,423
Target Corp.                                                    18,000                  934,740
Walgreen Co.                                                    41,700                1,600,029
Wal-Mart Stores, Inc.                                          151,400                7,996,948
                                                                         ----------------------
                                                                                     24,357,358
                                                                         ----------------------

RETAIL - INTERNET -- 0.2%
Amazon.com, Inc.*                                               22,100                  978,809
                                                                         ----------------------

TELEPHONE UTILITIES -- 0.4%
Verizon
  Communications, Inc.                                          37,200                1,506,972
                                                                         ----------------------

TOBACCO -- 0.7%
Altria Group, Inc.                                              51,000                3,116,100
                                                                         ----------------------

TRANSPORTATION -- 2.1%
Carnival Corp.+                                                 47,400                2,731,662
FedEx Corp.                                                      7,800                  768,222
Royal Caribbean Cruises
  Limited+                                                      25,200                1,371,888
United Parcel Service,
  Inc. Cl. B                                                    46,100                3,939,706
                                                                         ----------------------
                                                                                      8,811,478
                                                                         ----------------------

TOTAL EQUITIES
(COST $389,792,088)                                                                 417,673,024
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
SHORT-TERM INVESTMENTS -- 10.2%

CASH EQUIVALENTS -- 8.1%**
American AAdvanage
  Select Money
  Market Fund                                                  400,842   $              400,842
Bank of America Bank Note
  2.260% 02/15/2005                             $              299,452                  299,452
Bank of America Bank Note
  2.270% 01/18/2005                                            698,722                  698,722
Bank of America Bank Note
  2.270% 03/03/2005                                          1,297,628                1,297,628
Bank of America Bank Note
  2.300% 06/09/2005                                            698,722                  698,722
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                            304,443                  304,443
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            316,340                  316,340
BGI Institutional Money
  Market Fund                                                3,593,430                3,593,430
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            199,635                  199,635
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                            854,438                  854,438
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          1,996,350                1,996,350
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                            783,567                  783,567
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          1,197,810                1,197,810
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            399,270                  399,270
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                          1,240,025                1,240,025
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            399,270                  399,270
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            299,452                  299,452
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                          1,646,989                1,646,989
Freddie Mac Discount Note
  2.184% 01/04/2005                                          1,395,160                1,395,160
Freddie Mac Discount Note
  2.228% 02/01/2005                             $              372,463   $              372,463
Freddie Mac Discount Note
  2.277% 02/01/2005                                          1,743,048                1,743,048
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            568,427                  568,427
General Electric
  Capital Corp.
  2.295% 01/10/2005                                            972,534                  972,534
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                            459,161                  459,161
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            489,106                  489,106
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  658,798                  658,798
Merrimac Cash Fund,
  Premium Class                                              1,497,263                1,497,263
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          1,317,591                1,317,591
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                            998,175                  998,175
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                            798,540                  798,540
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          1,151,895                1,151,895
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            598,905                  598,905
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                             99,817                   99,817
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                            998,175                  998,175
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            249,544                  249,544
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                            998,175                  998,175
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          2,391,628                2,391,628
                                                                         ----------------------
                                                                                     34,384,790
                                                                         ----------------------

REPURCHASE AGREEMENT -- 2.1%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                             $            8,726,646   $            8,726,646
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  43,111,436
                                                                         ----------------------

TOTAL INVESTMENTS -- 108.5%
(COST $432,903,524)***                                                              460,784,460

OTHER ASSETS/
(LIABILITIES) -- (8.5%)                                                             (36,085,600)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          424,698,860
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $8,727,919. Collaterized by U.S. Government Agency obligation with a rate of 4.59%, maturity date 08/25/2029, and an aggregate market value, including accrued interest, of $9,162,979.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT LARGE CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 98.9%

BANKING, SAVINGS & LOANS -- 4.6%
Citigroup, Inc.                                                 24,400   $            1,175,592
JP Morgan Chase & Co.                                           15,630                  609,726
                                                                         ----------------------
                                                                                      1,785,318
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 4.1%
The Scripps (E.W.) Co.+                                         17,030                  822,208
Time Warner, Inc.*                                              20,800                  404,352
Univision Communications,
  Inc. Cl. A*+                                                  13,300                  389,291
                                                                         ----------------------
                                                                                      1,615,851
                                                                         ----------------------

COMMERCIAL SERVICES -- 4.0%
eBay, Inc.*+                                                    13,490                1,568,617
                                                                         ----------------------

COMMUNICATIONS -- 7.1%
Juniper Networks, Inc.*                                         39,680                1,078,899
Network Appliance, Inc.*                                         4,850                  161,117
Qualcomm, Inc.                                                  29,550                1,252,920
Research In Motion
  Limited*                                                       3,450                  284,349
                                                                         ----------------------
                                                                                      2,777,285
                                                                         ----------------------

COMPUTER PROGRAMMING SERVICES -- 0.7%
SAP AG Sponsored
  ADR (Germany)                                                  5,950                  263,049
                                                                         ----------------------

COMPUTERS & INFORMATION -- 7.6%
Apple Computer, Inc.*                                            6,180                  397,992
Cisco Systems, Inc.*                                            20,000                  386,000
Dell, Inc.*                                                     41,000                1,727,740
EMC Corp.*                                                      30,050                  446,844
                                                                         ----------------------
                                                                                      2,958,576
                                                                         ----------------------

COSMETICS & PERSONAL CARE -- 4.0%
Avon Products, Inc.                                             20,800                  804,960
The Procter & Gamble Co.                                        13,500                  743,580
                                                                         ----------------------
                                                                                      1,548,540
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 7.4%
Broadcom Corp. Cl. A*                                           18,230                  588,464
General Electric Co.                                            33,040                1,205,960
Intel Corp.                                                      8,300                  194,137
Marvell Technology Group
  Limited*+                                                     18,270                  648,037
Taiwan Semiconductor
  Manufacturing Co.
  Limited Sponsored
  ADR (Taiwan)                                                  33,043                  280,535
                                                                         ----------------------
                                                                                      2,917,133
                                                                         ----------------------

ENERGY -- 2.5%
Nabors Industries
  Limited*                                                      11,050   $              566,755
Schlumberger Limited                                             6,400                  428,480
                                                                         ----------------------
                                                                                        995,235
                                                                         ----------------------

FINANCIAL SERVICES -- 5.3%
Franklin Resources, Inc.                                         6,100                  424,865
MBNA Corp.                                                      34,050                  959,870
Merrill Lynch & Co., Inc.                                        9,250                  552,873
The Schwab
  (Charles) Corp.                                               10,300                  123,188
                                                                         ----------------------
                                                                                      2,060,796
                                                                         ----------------------

FOODS -- 0.2%
Starbucks Corp.*                                                 1,620                  101,023
                                                                         ----------------------

HEALTHCARE -- 2.3%
Caremark Rx, Inc.*                                               2,500                   98,575
UnitedHealth Group, Inc.                                         9,100                  801,073
                                                                         ----------------------
                                                                                        899,648
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.9%
Pulte Homes, Inc.                                                5,600                  357,280
                                                                         ----------------------

HOUSEHOLD PRODUCTS -- 2.8%
Corning, Inc.*                                                  92,200                1,085,194
                                                                         ----------------------

INFORMATION RETRIEVAL SERVICES -- 4.7%
Google, Inc. Cl. A*+                                             1,750                  337,925
Yahoo!, Inc.*                                                   39,850                1,501,548
                                                                         ----------------------
                                                                                      1,839,473
                                                                         ----------------------

INSURANCE -- 4.5%
AFLAC, Inc.                                                      5,050                  201,192
American International
  Group, Inc.                                                   18,000                1,182,060
WellPoint, Inc.*                                                 3,190                  366,850
                                                                         ----------------------
                                                                                      1,750,102
                                                                         ----------------------

MANUFACTURING -- 1.7%
American Standard
  Companies, Inc.*                                               2,500                  103,300
Applied Materials, Inc.*                                        32,300                  552,330
                                                                         ----------------------
                                                                                        655,630
                                                                         ----------------------

MEDICAL SUPPLIES -- 6.2%
Boston Scientific Corp.*                                        25,440                  904,392
St. Jude Medical, Inc.*                                         20,100                  842,793
Zimmer Holdings, Inc.*                                           8,420                  674,610
                                                                         ----------------------
                                                                                      2,421,795
                                                                         ----------------------

PHARMACEUTICALS -- 11.6%
Alcon, Inc.+                                                    11,900   $              959,140
Amgen, Inc.*                                                    21,200                1,359,980
Biogen Idec, Inc.*                                               1,780                  118,566
Forest Laboratories, Inc.*+                                      4,720                  211,739
Gilead Sciences, Inc.*                                          14,700                  514,353
Pfizer, Inc.                                                    27,100                  728,719
Teva Pharmaceutical
  Sponsored ADR (Israel)                                        21,400                  639,004
                                                                         ----------------------
                                                                                      4,531,501
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 7.6%
Electronic Arts, Inc.*                                          22,010                1,357,577
Microsoft Corp.                                                 40,200                1,073,742
Symantec Corp.*                                                 20,400                  525,504
                                                                         ----------------------
                                                                                      2,956,823
                                                                         ----------------------

RETAIL -- 7.1%
Bed Bath & Beyond, Inc.*                                        14,300                  569,569
Lowe's Companies, Inc.+                                         22,100                1,272,739
Target Corp.                                                    14,350                  745,196
Wal-Mart Stores, Inc.                                            3,710                  195,962
                                                                         ----------------------
                                                                                      2,783,466
                                                                         ----------------------

RETAIL - GROCERY -- 0.2%
Whole Foods Market, Inc.+                                        1,000                   95,350
                                                                         ----------------------

RETAIL - INTERNET -- 0.3%
Amazon.com, Inc.*                                                2,290                  101,424
                                                                         ----------------------

TRANSPORTATION -- 1.5%
Carnival Corp.+                                                  7,800                  449,514
United Parcel Service,
  Inc. Cl. B                                                     1,850                  158,101
                                                                         ----------------------
                                                                                        607,615
                                                                         ----------------------

TOTAL EQUITIES
(COST $33,695,847)                                                                   38,676,724
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 13.5%

CASH EQUIVALENTS -- 12.2%**
American AAdvanage
  Select Money
  Market Fund                                                   55,731                   55,731
Bank of America
  Bank Note
  2.260% 02/15/2005                             $               41,635                   41,635
Bank of America
  Bank Note
  2.270% 01/18/2005                                             97,147                   97,147

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
Bank of America
  Bank Note
  2.270% 03/03/2005                             $              180,416   $              180,416
Bank of America
  Bank Note
  2.300% 06/09/2005                                             97,147                   97,147
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                             42,328                   42,328
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                             43,982                   43,982
BGI Institutional Money
  Market Fund                                                  499,613                  499,613
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                             27,756                   27,756
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                            118,797                  118,797
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                            277,563                  277,563
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                            108,944                  108,944
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                            166,538                  166,538
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                             55,513                   55,513
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                            172,407                  172,407
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                             55,513                   55,513
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                             41,634                   41,634
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                            228,989                  228,989
Freddie Mac Discount Note
  2.184% 01/04/2005                                            193,976                  193,976
Freddie Mac Discount Note
  2.228% 02/01/2005                                             51,785                   51,785
Freddie Mac Discount Note
  2.277% 02/01/2005                                            242,345                  242,345
General Electric
  Capital Corp.
  2.294% 01/21/2005                             $               79,031   $               79,031
General Electric
  Capital Corp.
  2.295% 01/10/2005                                            135,216                  135,216
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                             63,839                   63,839
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                             68,003                   68,003
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                   91,596                   91,596
Merrimac Cash Fund,
  Premium Class                                                208,172                  208,172
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                            183,191                  183,191
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                            138,782                  138,782
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                            111,025                  111,025
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                            160,154                  160,154
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                             83,269                   83,269
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                             13,878                   13,878
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                            138,782                  138,782
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                             34,695                   34,695
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                            138,782                  138,782
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                            332,520                  332,520
                                                                         ----------------------
                                                                                      4,780,694
                                                                         ----------------------

REPURCHASE AGREEMENT -- 1.3%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%, due
  01/03/2005(a)                                 $              498,446   $              498,446
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   5,279,140
                                                                         ----------------------

TOTAL INVESTMENTS -- 112.4%
(COST $38,974,987)***                                                                43,955,864

OTHER ASSETS/
(LIABILITIES) -- (12.4%)                                                             (4,839,016)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $           39,116,848
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $498,519. Collateralized by U.S. Government Agency obligation with a rate of 5.125%, maturity date of 08/25/2026, and an aggregate market value, including accrued interest, of $523,368.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT GROWTH EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 100.7%

ADVERTISING -- 0.1%
Catalina Marketing Corp.                                        14,900   $              441,487
                                                                         ----------------------

AEROSPACE & DEFENSE -- 2.7%
Boeing Co.                                                     295,900               15,318,743
Lockheed Martin Corp.                                           49,400                2,744,170
Rockwell Collins, Inc.                                          16,500                  650,760
United Defense
  Industries, Inc.*+                                            13,200                  623,700
United Technologies Corp.                                       35,300                3,648,255
                                                                         ----------------------
                                                                                     22,985,628
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 2.6%
Abercrombie & Fitch
  Co. Cl. A                                                     81,300                3,817,035
American Eagle
  Outfitters, Inc.                                              41,100                1,935,810
Chico's FAS, Inc.*+                                             21,500                  978,895
Claire's Stores, Inc.                                           14,700                  312,375
Coach, Inc.*                                                    56,000                3,158,400
Columbia
  Sportswear Co.*+                                              22,400                1,335,264
The Gap, Inc.+                                                  17,400                  367,488
Nike, Inc. Cl. B                                                24,500                2,221,905
Nordstrom, Inc.                                                 28,800                1,345,824
Pacific Sunwear of
  California, Inc.*                                             31,300                  696,738
Ross Stores, Inc.+                                              48,800                1,408,856
Timberland Co. Cl. A*+                                           7,100                  444,957
Urban Outfitters, Inc.*                                         88,000                3,907,200
                                                                         ----------------------
                                                                                     21,930,747
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 1.9%
Harley-Davidson, Inc.                                          242,800               14,750,100
Oshkosh Truck Corp.                                              7,600                  519,688
Paccar, Inc.                                                     9,400                  756,512
                                                                         ----------------------
                                                                                     16,026,300
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 2.6%
Fannie Mae                                                     278,900               19,860,469
Freddie Mac                                                     29,900                2,203,630
                                                                         ----------------------
                                                                                     22,064,099
                                                                         ----------------------

BEVERAGES -- 0.4%
Coca-Cola Enterprises, Inc.                                      1,700                   35,445
PepsiCo, Inc.                                                   64,200                3,351,240
                                                                         ----------------------
                                                                                      3,386,685
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 0.0%
Washington Post Co. Cl. B                                          300                  294,906
                                                                         ----------------------

COMMERCIAL SERVICES -- 2.5%
Apollo Group, Inc. Cl. A*                                       16,100   $            1,299,431
Cendant Corp.                                                   24,100                  563,458
Convergys Corp.*                                                61,400                  920,386
eBay, Inc.*                                                     43,800                5,093,064
Ecolab, Inc.+                                                   28,100                  987,153
Fastenal Co.+                                                   37,400                2,302,344
ITT Educational
  Services, Inc.*+                                              40,100                1,906,755
Jacobs Engineering
  Group, Inc.*                                                   6,900                  329,751
Manpower, Inc.                                                   3,800                  183,540
Pharmaceutical Product
  Development, Inc.*                                            13,500                  557,415
Quest Diagnostics, Inc.                                         22,600                2,159,430
Regis Corp.                                                     31,100                1,435,265
Rent-A-Center, Inc.*                                           101,200                2,681,800
Robert Half
  International, Inc.                                           18,500                  544,455
                                                                         ----------------------
                                                                                     20,964,247
                                                                         ----------------------

COMMUNICATIONS -- 4.3%
Harris Corp.                                                     3,600                  222,444
Juniper Networks, Inc.*                                         20,200                  549,238
Qualcomm, Inc.                                                 834,600               35,387,040
                                                                         ----------------------
                                                                                     36,158,722
                                                                         ----------------------

COMMUNICATIONS EQUIPMENT -- 0.8%
Motorola, Inc.                                                 390,600                6,718,320
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.0%
Autodesk, Inc.                                                 215,400                8,174,430
National
  Instruments Corp.+                                             8,200                  223,450
                                                                         ----------------------
                                                                                      8,397,880
                                                                         ----------------------

COMPUTER PROGRAMMING SERVICES -- 0.1%
Cognizant Technology
  Solutions Corp.*                                               7,200                  304,776
VeriSign, Inc.*                                                 25,200                  844,704
                                                                         ----------------------
                                                                                      1,149,480
                                                                         ----------------------

COMPUTER RELATED SERVICES -- 0.0%
Acxiom Corp.                                                       900                   23,670
                                                                         ----------------------

COMPUTERS & INFORMATION -- 7.2%
Apple Computer, Inc.*                                           36,500                2,350,600
CDW Corp.+                                                      15,500                1,028,425
Cisco Systems, Inc.*                                           244,100                4,711,130
Dell, Inc.*                                                  1,138,400               47,972,176
Lexmark
  International, Inc.*                                          57,600                4,896,000
                                                                         ----------------------
                                                                                     60,958,331
                                                                         ----------------------

COSMETICS & PERSONAL CARE -- 4.5%
Avon Products, Inc.                                             57,650   $            2,231,055
The Gillette Co.                                               171,400                7,675,292
Kimberly-Clark Corp.                                           106,000                6,975,860
The Procter & Gamble Co.                                       386,600               21,293,928
                                                                         ----------------------
                                                                                     38,176,135
                                                                         ----------------------

DATA PROCESSING & PREPARATION -- 1.7%
Alliance Data
  Systems Corp.*                                                21,200                1,006,576
Factset Research
  Systems, Inc.+                                                14,900                  870,756
First Data Corp.                                               267,600               11,383,704
Total System
  Services, Inc.+                                               38,100                  925,830
                                                                         ----------------------
                                                                                     14,186,866
                                                                         ----------------------

ELECTRIC UTILITIES -- 0.2%
AES Corp.*                                                      95,900                1,310,953
Mirant Corp.*                                                   10,900                    4,196
                                                                         ----------------------
                                                                                      1,315,149
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 3.5%
Amphenol Corp. Cl. A*                                           21,900                  804,606
Emerson Electric Co.                                            30,700                2,152,070
Freescale Semiconductor,
  Inc. Cl. B*                                                   56,874                1,044,207
General Electric Co.                                           368,900               13,464,850
Intel Corp.                                                    533,700               12,483,243
                                                                         ----------------------
                                                                                     29,948,976
                                                                         ----------------------

ENERGY -- 7.3%
BJ Services Co.+                                               122,100                5,682,534
Burlington Resources, Inc.                                      78,600                3,419,100
EOG Resources, Inc.                                             21,500                1,534,240
Equitable Resources, Inc.                                       12,000                  727,920
Exxon Mobil Corp.                                              821,800               42,125,468
Halliburton Co.                                                 34,300                1,345,932
National-Oilwell, Inc.*+                                        56,600                1,997,414
Patterson-UTI Energy, Inc.                                      95,300                1,853,585
Southwestern Energy Co.*                                         8,400                  425,796
Western Gas
  Resources, Inc.                                               21,700                  634,725
XTO Energy, Inc.                                                44,300                1,567,334
                                                                         ----------------------
                                                                                     61,314,048
                                                                         ----------------------

FINANCIAL SERVICES -- 1.6%
MBNA Corp.                                                     476,400               13,429,716
                                                                         ----------------------

FOODS -- 2.8%
7-Eleven, Inc.*                                                 12,000                  287,400
Hershey Foods Corp.                                             23,700                1,316,298
Hormel Foods Corp.                                               6,200                  194,370

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
The Kroger Co.*                                                 37,300   $              654,242
Sara Lee Corp.                                                 214,200                5,170,788
Starbucks Corp.*                                               254,900               15,895,564
                                                                         ----------------------
                                                                                     23,518,662
                                                                         ----------------------

FOREST PRODUCTS & PAPER -- 0.0%
Neenah Paper, Inc.*+                                             4,327                  141,060
                                                                         ----------------------

HEALTHCARE -- 4.0%
Coventry Health Care, Inc.*                                     15,200                  806,816
First Health Group Corp.*                                       27,100                  507,041
Health Management
  Associates, Inc. Cl. A+                                       21,800                  495,296
Health Net, Inc.*                                               69,300                2,000,691
Idexx Laboratories, Inc.*+                                       6,700                  365,753
Lincare Holdings, Inc.*                                        110,100                4,695,765
Renal Care Group, Inc.*                                         62,300                2,242,177
Tenet Healthcare Corp.*+                                       125,100                1,373,598
UnitedHealth Group, Inc.                                       230,876               20,324,014
Universal Health
  Services Cl. B                                                16,200                  720,900
                                                                         ----------------------
                                                                                     33,532,051
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 1.8%
D.R. Horton, Inc.+                                              55,500                2,237,205
Fossil, Inc.*                                                   32,400                  830,736
Harman
  International Industries                                      43,500                5,524,500
Lennar Corp.+                                                   10,500                  595,140
Maytag Corp.+                                                   52,600                1,109,860
Miller (Herman), Inc.                                            5,000                  138,150
Mohawk
  Industries, Inc.*+                                            43,800                3,996,750
NVR, Inc.*                                                       1,000                  769,400
                                                                         ----------------------
                                                                                     15,201,741
                                                                         ----------------------

HOUSEHOLD PRODUCTS -- 1.0%
Black & Decker Corp.+                                           52,700                4,654,991
Fortune Brands, Inc.                                            13,700                1,057,366
Sherwin-Williams Co.                                            69,500                3,101,785
                                                                         ----------------------
                                                                                      8,814,142
                                                                         ----------------------

INDUSTRIAL - DISTRIBUTION -- 0.0%
Grainger (W.W.), Inc.                                            4,000                  266,480
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 2.3%
3M Co.                                                          65,700                5,391,999
Danaher Corp.                                                   77,000                4,420,570
Illinois Tool Works, Inc.                                      106,900                9,907,492
                                                                         ----------------------
                                                                                     19,720,061
                                                                         ----------------------

INFORMATION RETRIEVAL SERVICES -- 0.4%
Yahoo!, Inc.*                                                   82,400                3,104,832
                                                                         ----------------------

INSURANCE -- 4.1%
Aetna, Inc.                                                     42,400   $            5,289,400
Ambac Financial
  Group, Inc.                                                   39,700                3,260,561
American International
  Group, Inc.                                                  253,000               16,614,510
Brown & Brown, Inc.                                             15,800                  688,090
Marsh & McLennan
  Companies, Inc.                                              114,500                3,767,050
Radian Group, Inc.                                              28,600                1,522,664
WellPoint, Inc.*                                                30,800                3,542,000
                                                                         ----------------------
                                                                                     34,684,275
                                                                         ----------------------

LODGING -- 0.4%
Mandalay Resort Group+                                          20,800                1,464,944
Marriott International,
  Inc. Cl. A                                                    16,200                1,020,276
Starwood Hotels & Resorts
  Worldwide, Inc.                                               20,900                1,220,560
                                                                         ----------------------
                                                                                      3,705,780
                                                                         ----------------------

MACHINERY & COMPONENTS -- 1.0%
Baker Hughes, Inc.                                              44,700                1,907,349
Caterpillar, Inc.                                               11,700                1,140,867
FMC Technologies, Inc.*                                         34,000                1,094,800
Grant Prideco, Inc.*                                            14,000                  280,700
Smith International, Inc.*                                      77,200                4,200,452
                                                                         ----------------------
                                                                                      8,624,168
                                                                         ----------------------

MANUFACTURING -- 0.9%
American Standard
  Companies, Inc.*                                             164,100                6,780,612
Avery Dennison Corp.                                            17,300                1,037,481
                                                                         ----------------------
                                                                                      7,818,093
                                                                         ----------------------

MEDICAL SUPPLIES -- 2.9%
Bard (C.R.), Inc.                                               64,900                4,152,302
Bausch & Lomb, Inc.+                                            27,400                1,766,204
Becton, Dickinson & Co.                                         66,900                3,799,920
Biomet, Inc.                                                    80,900                3,510,251
Cooper Cos., Inc.+                                               6,800                  480,012
Dentsply International, Inc.                                     7,800                  438,360
Guidant Corp.                                                   93,700                6,755,770
Stryker Corp.                                                   19,300                  931,225
Zimmer Holdings, Inc.*                                          37,800                3,028,536
                                                                         ----------------------
                                                                                     24,862,580
                                                                         ----------------------

METALS & MINING -- 0.5%
Nucor Corp.+                                                    66,500                3,480,610
Worthington
  Industries, Inc.                                              14,500                  283,910
                                                                         ----------------------
                                                                                      3,764,520
                                                                         ----------------------

PHARMACEUTICALS -- 13.1%
AmerisourceBergen Corp.+                                        55,200                3,239,136
Charles River Laboratories
  International, Inc.*+                                         10,500   $              483,105
Hospira, Inc.*                                                  11,500                  385,250
Johnson & Johnson                                              852,600               54,071,892
Merck & Co., Inc.                                              710,000               22,819,400
Pfizer, Inc.                                                 1,091,200               29,342,368
                                                                         ----------------------
                                                                                    110,341,151
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 4.6%
Adobe Systems, Inc.+                                            53,700                3,369,138
Microsoft Corp.                                              1,045,800               27,933,318
Oracle Corp.*                                                  123,500                1,694,420
Renaissance Learning, Inc.                                      18,400                  341,504
Symantec Corp.*                                                221,600                5,708,416
                                                                         ----------------------
                                                                                     39,046,796
                                                                         ----------------------

REAL ESTATE -- 0.1%
The St. Joe Co.                                                  7,000                  449,400
                                                                         ----------------------

RESTAURANTS -- 1.2%
Applebee's
  International, Inc.                                          102,550                2,712,448
Brinker
  International, Inc.*                                          53,000                1,858,710
Outback Steakhouse, Inc.+                                       83,100                3,804,318
Yum! Brands, Inc.                                               42,400                2,000,432
                                                                         ----------------------
                                                                                     10,375,908
                                                                         ----------------------

RETAIL -- 10.3%
Bed Bath & Beyond, Inc.*                                       164,500                6,552,035
Dollar General Corp.                                            89,600                1,860,992
Dollar Tree Stores, Inc.*                                       88,100                2,526,708
The Home Depot, Inc.                                           992,500               42,419,450
Lowe's Companies, Inc.                                          84,600                4,872,114
MSC Industrial Direct
  Co. Cl. A                                                     33,400                1,201,732
Pier 1 Imports, Inc.+                                           59,400                1,170,180
TJX Companies, Inc.                                            139,700                3,510,661
Walgreen Co.                                                    20,800                  798,096
Wal-Mart Stores, Inc.                                          425,400               22,469,628
                                                                         ----------------------
                                                                                     87,381,596
                                                                         ----------------------

RETAIL - GROCERY -- 0.2%
Weis Markets, Inc.                                               9,500                  366,415
Whole Foods
  Market, Inc.+                                                  9,900                  943,965
                                                                         ----------------------
                                                                                      1,310,380
                                                                         ----------------------

TELEPHONE UTILITIES -- 2.1%
Verizon
  Communications, Inc.                                         426,600               17,281,566
                                                                         ----------------------

TOBACCO -- 1.3%
Altria Group, Inc.                                             180,400               11,022,440
                                                                         ----------------------

TRANSPORTATION -- 0.7%
CNF, Inc.                                                        4,200                  210,420

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Expeditors International
  of Washington, Inc.+                                          46,400   $            2,592,832
FedEx Corp.                                                     19,300                1,900,857
J.B. Hunt Transport
  Services, Inc.+                                               22,300                1,000,155
Landstar System, Inc.*                                           7,300                  537,572
                                                                         ----------------------
                                                                                      6,241,836
                                                                         ----------------------

TOTAL EQUITIES
(COST $789,745,947)                                                                 851,080,910
                                                                         ----------------------

RIGHTS -- 0.0%
COMPUTERS & INFORMATION
Seagate Technology*+ +                                          66,000                        0
                                                                         ----------------------

TOTAL RIGHTS
(COST $0)                                                                                     0
                                                                         ----------------------

TOTAL LONG TERM INVESTMENTS
(COST $789,745,947)                                                                 851,080,910
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 4.9%

CASH EQUIVALENTS -- 4.3%**
American AAdvanage
  Select Money
  Market Fund                                                  420,296                  420,296
Bank of America Bank Note
  2.260% 02/15/2005                             $              313,985                  313,985
Bank of America Bank Note
  2.270% 01/18/2005                                            732,635                  732,635
Bank of America Bank Note
  2.270% 03/03/2005                                          1,360,608                1,360,608
Bank of America Bank Note
  2.300% 06/09/2005                                            732,635                  732,635
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                            319,219                  319,219
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            331,692                  331,692
BGI Institutional Money
  Market Fund                                                3,767,837                3,767,837
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            209,324                  209,324
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                            895,907                  895,907
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          2,093,243                2,093,243
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                             $              821,598   $              821,598
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          1,255,946                1,255,946
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            418,649                  418,649
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                          1,300,210                1,300,210
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            418,649                  418,649
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            313,985                  313,985
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                          1,726,925                1,726,925
Freddie Mac Discount Note
  2.184% 01/04/2005                                          1,462,875                1,462,875
Freddie Mac Discount Note
  2.228% 02/01/2005                                            390,541                  390,541
Freddie Mac Discount Note
  2.277% 02/01/2005                                          1,827,646                1,827,646
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            596,016                  596,016
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          1,019,735                1,019,735
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                            481,446                  481,446
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            512,844                  512,844
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  690,773                  690,773
Merrimac Cash Fund,
  Premium Class                                              1,569,932                1,569,932
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          1,381,540                1,381,540
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          1,046,622                1,046,622
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                            837,297                  837,297
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                             $            1,207,801   $            1,207,801
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            627,973                  627,973
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            104,662                  104,662
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          1,046,622                1,046,622
Wells Fargo
Eurodollar Time Deposit
2.270% 01/25/2005                                              261,655                  261,655
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          1,046,622                1,046,622
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          2,507,705                2,507,705
                                                                         ----------------------
                                                                                     36,053,650
                                                                         ----------------------

REPURCHASE AGREEMENT -- 0.6%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%, due
  01/03/2005(a)                                              5,550,776                5,550,776
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  41,604,426
                                                                         ----------------------

TOTAL INVESTMENTS -- 105.6%
(COST $831,350,373)***                                                              892,685,336

OTHER ASSETS/
(LIABILITIES) -- (5.6%)                                                             (47,738,176)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          844,947,160
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS

*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
++ This security is valued in good faith under procedures established by the board of trustees.
(a) Maturity value of $5,551,585. Collateralized by U.S. Government Agency obligation with a rate of 5.375%, maturity date of 10/25/2016, and an aggregate market value, including accrued interest, of $5,828,314.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT AGGRESSIVE GROWTH FUND - PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 97.3%

AUTOMOTIVE & PARTS -- 2.2%
Harley-Davidson, Inc.                                          181,500   $           11,026,125
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 5.7%
Capital One
  Financial Corp.+                                             341,000               28,715,610
                                                                         ----------------------

COMMERCIAL SERVICES -- 19.8%
Apollo Group, Inc. Cl. A*                                      423,600               34,188,756
eBay, Inc.*                                                    442,500               51,453,900
Moody's Corp.                                                  153,700               13,348,845
                                                                         ----------------------
                                                                                     98,991,501
                                                                         ----------------------

COMMUNICATIONS -- 4.2%
Qualcomm, Inc.                                                 497,200               21,081,280
                                                                         ----------------------

COMPUTERS & INFORMATION -- 9.5%
Cisco Systems, Inc.*                                           961,900               18,564,670
Dell, Inc.*                                                    685,400               28,882,756
                                                                         ----------------------
                                                                                     47,447,426
                                                                         ----------------------

FOODS -- 7.5%
Starbucks Corp.*                                               601,100               37,484,596
                                                                         ----------------------

INFORMATION RETRIEVAL SERVICES -- 3.9%
Google, Inc. Cl. A*+                                           101,400               19,580,340
                                                                         ----------------------

MEDICAL SUPPLIES -- 11.1%
Allergan, Inc.                                                 196,300               15,914,041
Medtronic, Inc.                                                361,200               17,940,804
Patterson Cos., Inc.*                                          192,800                8,365,592
Stryker Corp.                                                  278,000               13,413,500
                                                                         ----------------------
                                                                                     55,633,937
                                                                         ----------------------

PHARMACEUTICALS -- 15.7%
Amgen, Inc.*                                                   234,900               15,068,835
Genentech, Inc.*                                               524,600               28,559,224
Genzyme Corp.*                                                 265,300               15,405,971
Teva Pharmaceutical
  Sponsored ADR (Israel)+                                      657,500               19,632,950
                                                                         ----------------------
                                                                                     78,666,980
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 4.1%
Microsoft Corp.                                                514,400               13,739,624
Red Hat, Inc.*+                                                516,400                6,893,940
                                                                         ----------------------
                                                                                     20,633,564
                                                                         ----------------------

RETAIL -- 13.6%
Bed Bath & Beyond, Inc.*                                       340,800               13,574,064
Kohl's Corp.*                                                  242,500               11,923,725
Lowe's Companies, Inc.                                         384,600               22,149,114
Walgreen Co.                                                   291,200               11,173,344
Wal-Mart Stores, Inc.                                          179,600                9,486,472
                                                                         ----------------------
                                                                                     68,306,719
                                                                         ----------------------

TOTAL EQUITIES
(Cost $415,354,030)                                                                 487,568,078
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 12.9%

CASH EQUIVALENTS -- 9.3%**
American AAdvanage
  Select Money
  Market Fund                                                  543,286   $              543,286
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              405,867                  405,867
Bank of America
  Bank Note
  2.270% 01/18/2005                                            947,023                  947,023
Bank of America
  Bank Note
  2.270% 03/03/2005                                          1,758,754                1,758,754
Bank of America
  Bank Note
  2.300% 06/09/2005                                            947,023                  947,023
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                            412,631                  412,631
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            428,755                  428,755
BGI Institutional Money
  Market Fund                                                4,870,402                4,870,402
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            270,578                  270,578
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                          1,158,073                1,158,073
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          2,705,779                2,705,779
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                          1,062,018                1,062,018
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          1,623,468                1,623,468
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            541,156                  541,156
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                          1,680,684                1,680,684
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            541,156                  541,156
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                             $              405,867   $              405,867
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                          2,232,268                2,232,268
Freddie Mac Discount Note
  2.184% 01/04/2005                                          1,890,949                1,890,949
Freddie Mac Discount Note
  2.228% 02/01/2005                                            504,823                  504,823
Freddie Mac Discount Note
  2.277% 02/01/2005                                          2,362,462                2,362,462
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            770,426                  770,426
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          1,318,136                1,318,136
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                            622,330                  622,330
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            662,916                  662,916
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  892,911                  892,911
Merrimac Cash Fund,
  Premium Class                                              2,029,334                2,029,334
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          1,785,814                1,785,814
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          1,352,890                1,352,890
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                          1,082,312                1,082,312
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          1,561,235                1,561,235
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            811,734                  811,734
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            135,289                  135,289
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          1,352,890                1,352,890

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
Wells Fargo
Eurodollar Time Deposit
  2.270% 01/25/2005                             $              338,222   $              338,222
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          1,352,890                1,352,890
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          3,241,523                3,241,523
                                                                         ----------------------
                                                                                     46,603,874
                                                                         ----------------------

REPURCHASE AGREEMENT -- 3.6%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                                         18,218,118               18,218,118
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  64,821,992
                                                                         ----------------------

TOTAL INVESTMENTS -- 110.2%
(COST $480,176,022)***                                                              552,390,070

OTHER ASSETS/
(LIABILITIES) -- (10.2%)                                                            (51,100,583)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          501,289,487
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS

ADR - American Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $18,220,775. Collaterized by U.S. Government Agency obligations with rates of 2.7675% - 2.8675%, maturity dates of 12/25/2032 - 05/25/2034, and an aggregate market value, including accrued interest, of $19,133,857.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT OTC 100 FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 99.0%

ADVERTISING -- 0.3%
Lamar Advertising Co.*                                           4,677   $              200,082
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 0.3%
Ross Stores, Inc.+                                               8,075                  233,125
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 1.2%
Paccar, Inc.                                                    10,822                  870,955
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 4.4%
Comcast Corp. Cl. A*                                            52,780                1,756,518
IAC/InterActiveCorp*+                                           39,700                1,096,514
Liberty Media International,
  Inc. Cl. A*                                                    9,796                  452,869
                                                                         ----------------------
                                                                                      3,305,901
                                                                         ----------------------

COMMERCIAL SERVICES -- 7.5%
Apollo Group, Inc. Cl. A*                                       10,442                  842,774
Career Education Corp.*                                          5,766                  230,640
Cintas Corp.+                                                   11,399                  499,960
eBay, Inc.*                                                     27,345                3,179,677
Fastenal Co.+                                                    4,033                  248,271
Paychex, Inc.                                                   19,866                  677,033
                                                                         ----------------------
                                                                                      5,678,355
                                                                         ----------------------

COMMUNICATIONS -- 14.6%
EchoStar Communications
  Corp. Cl. A                                                   12,378                  411,445
Juniper Networks, Inc.*                                         19,585                  532,516
Network Appliance, Inc.*+                                       20,808                  691,242
Nextel Communications,
  Inc. Cl. A*                                                   77,192                2,315,760
NTL, Inc.*                                                       5,321                  388,220
Qualcomm, Inc.                                                 109,541                4,644,538
Research In Motion Limited*                                     10,365                  854,283
Sirius Satellite Radio, Inc.*+                                  75,792                  579,809
Tellabs, Inc.*                                                  13,139                  112,864
XM Satellite Radio Holdings,
  Inc. Cl. A*+                                                  11,764                  442,562
                                                                         ----------------------
                                                                                     10,973,239
                                                                         ----------------------

COMMUNICATIONS EQUIPMENT -- 0.4%
Ericsson (LM) Cl. B
  Sponsored ADR (Sweden)*                                        9,664                  304,319
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.5%
Autodesk, Inc.                                                  13,298                  504,659
Sun Microsystems, Inc.*                                         81,093                  436,280
Synopsys, Inc.*                                                  7,593                  148,975
                                                                         ----------------------
                                                                                      1,089,914
                                                                         ----------------------

COMPUTER PROGRAMMING SERVICES -- 1.3%
Cognizant Technology
  Solutions Corp.*                                               7,240   $              306,469
Mercury
  Interactive Corp.*+                                            4,925                  224,334
VeriSign, Inc.*                                                 13,361                  447,861
                                                                         ----------------------
                                                                                        978,664
                                                                         ----------------------

COMPUTERS & INFORMATION -- 9.9%
Apple Computer, Inc.*                                           31,062                2,000,393
CDW Corp.                                                        4,848                  321,665
Cisco Systems, Inc.*                                           130,375                2,516,237
Comverse Technology, Inc.*                                      11,361                  277,776
Dell, Inc.*                                                     50,637                2,133,843
Sandisk Corp.*                                                   8,292                  207,051
                                                                         ----------------------
                                                                                      7,456,965
                                                                         ----------------------

CONTAINERS -- 0.3%
Smurfit-Stone
  Container Corp.+                                              13,819                  258,139
                                                                         ----------------------

DATA PROCESSING & PREPARATION -- 0.7%
Fiserv, Inc.*                                                   13,592                  546,262
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 14.0%
Altera Corp.*+                                                  29,049                  601,314
American Power
  Conversion Corp.                                              10,695                  228,873
ATI Technologies, Inc.*                                         13,615                  263,995
Broadcom Corp. Cl. A*                                           13,688                  441,849
Flextronics International
  Limited*                                                      33,637                  464,863
Garmin Limited+                                                  5,562                  338,392
Intel Corp.                                                    122,653                2,868,854
Intersil Corp. Cl. A                                             8,420                  140,951
JDS Uniphase Corp.*+                                            90,893                  288,131
Kla-Tencor Corp.*+                                              13,090                  609,732
Linear Technology Corp.+                                        22,721                  880,666
Marvell Technology Group
  Limited*+                                                     14,257                  505,696
Maxim Integrated
  Products, Inc.                                                25,256                1,070,602
Microchip Technology, Inc.                                       9,529                  254,043
Molex, Inc.+                                                     5,484                  164,520
Novellus Systems, Inc.                                           7,934                  221,279
Qlogic Corp.*                                                    5,255                  193,016
Sanmina-SCI Corp.*+                                             30,831                  261,139
Xilinx, Inc.                                                    25,581                  758,477
                                                                         ----------------------
                                                                                     10,556,392
                                                                         ----------------------

FOODS -- 2.5%
Starbucks Corp.*                                                30,638                1,910,586
                                                                         ----------------------

HEALTHCARE -- 0.7%
Express Scripts, Inc.*                                           3,690   $              282,064
Lincare Holdings, Inc.*                                          5,380                  229,457
                                                                         ----------------------
                                                                                        511,521
                                                                         ----------------------

INFORMATION RETRIEVAL SERVICES -- 1.8%
Yahoo!, Inc.*                                                   36,614                1,379,616
                                                                         ----------------------

INTERNET CONTENT -- 0.2%
BEA Systems, Inc.*                                              20,794                  184,235
                                                                         ----------------------

LODGING -- 0.5%
Wynn Resorts Limited*                                            5,901                  394,895
                                                                         ----------------------

MANUFACTURING -- 1.4%
Applied Materials, Inc.*                                        48,700                  832,770
Lam Research Corp.*                                              7,844                  226,770
                                                                         ----------------------
                                                                                      1,059,540
                                                                         ----------------------

MEDICAL SUPPLIES -- 1.8%
Biomet, Inc.                                                    18,843                  817,598
Dentsply International, Inc.                                     4,286                  240,873
Patterson Cos., Inc.*                                            7,271                  315,489
                                                                         ----------------------
                                                                                      1,373,960
                                                                         ----------------------

MISCELLANEOUS -- 0.1%
Nasdaq-100 Index
  Tracking Stock                                                 2,564                  102,329
                                                                         ----------------------

PHARMACEUTICALS -- 9.9%
Amgen, Inc.*                                                    32,768                2,102,067
Biogen Idec, Inc.*+                                             20,061                1,336,263
Chiron Corp.*+                                                  14,449                  481,585
Genzyme Corp.*                                                  15,906                  923,661
Gilead Sciences, Inc.*                                          23,642                  827,234
Invitrogen Corp.*+                                               2,681                  179,976
Medimmune, Inc.*                                                14,798                  401,174
Millennium
  Pharmaceuticals, Inc.*                                        18,567                  225,032
Sigma-Aldrich Corp.                                              3,713                  224,488
Teva Pharmaceutical
  Sponsored ADR (Israel)+                                       25,471                  760,564
                                                                         ----------------------
                                                                                      7,462,044
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 16.7%
Adobe Systems, Inc.                                             12,936                  811,605
Check Point Software
  Technologies Limited*                                         14,091                  347,061
Citrix Systems, Inc.*                                           11,158                  273,706
Electronic Arts, Inc.*                                          17,041                1,051,089
Intuit, Inc.*                                                   13,032                  573,538
Microsoft Corp.                                                207,149                5,532,950
 Oracle Corp.*                                                 118,554                1,626,561
Pixar, Inc.*+                                                    3,193                  273,353

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Siebel Systems, Inc.*                                           33,035   $              346,867
Symantec Corp.*                                                 40,755                1,049,849
Veritas Software Corp.*+                                        23,906                  682,516
                                                                         ----------------------
                                                                                     12,569,095
                                                                         ----------------------

RETAIL -- 4.2%
Bed Bath & Beyond, Inc.*                                        22,428                  893,307
Costco Wholesale Corp.                                          13,716                  663,992
Dollar Tree Stores, Inc.*                                        5,996                  171,965
Kmart Holding Corp.*+                                            5,100                  504,645
Petsmart, Inc.+                                                  8,037                  285,555
Staples, Inc.                                                   18,513                  624,073
                                                                         ----------------------
                                                                                      3,143,537
                                                                         ----------------------

RETAIL - GROCERY -- 0.4%
Whole Foods Market, Inc.+                                        3,350                  319,422
                                                                         ----------------------

RETAIL - INTERNET -- 0.9%
Amazon.com, Inc.*                                               14,944                  661,870
                                                                         ----------------------

TELEPHONE UTILITIES -- 0.7%
Level 3
  Communications, Inc.*+                                        37,444                  126,935
MCI, Inc.                                                       19,215                  387,374
                                                                         ----------------------
                                                                                        514,309
                                                                         ----------------------

TRANSPORTATION -- 0.8%
Expeditors International of
  Washington, Inc.                                               5,784                  323,210
Robinson (C.H.)
  Worldwide, Inc.                                                4,640                  257,613
                                                                         ----------------------
                                                                                        580,823
                                                                         ----------------------

TOTAL EQUITIES
(COST $62,952,863)                                                                   74,620,094
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 20.9%

CASH EQUIVALENTS -- 12.8%**
American AAdvanage
  Select Money
  Market Fund                                                  112,047                  112,047
Bank of America
  Bank Note
  2.260% 02/15/2005                             $               83,705                   83,705
Bank of America
  Bank Note
  2.270% 01/18/2005                                            195,313                  195,313
Bank of America
  Bank Note
  2.270% 03/03/2005                                            362,725                  362,725
Bank of America
  Bank Note
  2.300% 06/09/2005                                            195,313                  195,313
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                             $               85,100   $               85,100
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                             88,425                   88,425
BGI Institutional Money
  Market Fund                                                1,004,471                1,004,471
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                             55,804                   55,804
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                            238,841                  238,841
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                            558,040                  558,040
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                            219,030                  219,030
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                            334,824                  334,824
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            111,607                  111,607
Federal Home Loan
  Bank Discount Note
  2.184% 01/05/2005                                            346,624                  346,624
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            111,608                  111,608
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                             83,705                   83,705
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                            460,382                  460,382
Freddie Mac Discount Note
  2.184% 01/04/2005                                            389,989                  389,989
Freddie Mac Discount Note
  2.228% 02/01/2005                                            104,115                  104,115
Freddie Mac Discount Note
  2.277% 02/01/2005                                            487,234                  487,234
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            158,892                  158,892
General Electric
  Capital Corp.
  2.295% 01/10/2005                                            271,852                  271,852
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                             $              128,349   $              128,349
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            136,720                  136,720
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  184,154                  184,154
Merrimac Cash Fund,
  Premium Class                                                418,530                  418,530
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                            368,306                  368,306
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                            279,020                  279,020
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                            223,216                  223,216
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                            321,989                  321,989
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            167,412                  167,412
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                             27,902                   27,902
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                            279,020                  279,020
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                             69,755                   69,755
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                            279,020                  279,020
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                            668,532                  668,532
                                                                         ----------------------
                                                                                      9,611,571
                                                                         ----------------------

REPURCHASE AGREEMENT -- 7.8%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                                          5,882,021                5,882,021
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
U.S. TREASURY BILLS -- 0.3%
U.S. Treasury Bill++
  2.140% 03/24/2005                             $              255,000   $              253,776
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(COST $15,747,349)                                                                   15,747,368
                                                                         ----------------------

TOTAL INVESTMENTS -- 119.9%
(COST $78,700,212)***                                                                90,367,462

OTHER ASSETS/
(LIABILITIES) -- (19.9%)                                                            (15,001,366)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $           75,366,096
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
++   This security is held as collateral for open futures contracts. (NOTE 2).
(a) Maturity value of $5,882,879. Collateralized by U.S. Government Agency obligation with a rate of 5.125%, maturity date of 06/25/2027, and an aggregate market value, including accrued interest, of $6,176,122.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT FOCUSED VALUE FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 91.6%

ADVERTISING -- 0.4%
Catalina Marketing Corp.                                        63,000   $            1,866,690
Harte-Hanks, Inc.                                               60,200                1,563,996
                                                                         ----------------------
                                                                                      3,430,686
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 5.2%
The Gap, Inc.+                                               1,800,000               38,016,000
Jones Apparel Group, Inc.                                       58,200                2,128,374
Tommy Hilfiger Corp.*                                          173,600                1,958,208
                                                                         ----------------------
                                                                                     42,102,582
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 0.5%
Federal Signal Corp.+                                          155,300                2,742,598
Superior Industries
  International, Inc.+                                          50,200                1,458,310
                                                                         ----------------------
                                                                                      4,200,908
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 8.6%
Sovereign Bancorp, Inc.+                                     1,800,000               40,590,000
Washington Mutual, Inc.+                                       700,000               29,596,000
                                                                         ----------------------
                                                                                     70,186,000
                                                                         ----------------------

BEVERAGES -- 4.8%
The Pepsi Bottling
  Group, Inc.+                                               1,400,000               37,856,000
PepsiAmericas, Inc.                                             46,500                  987,660
                                                                         ----------------------
                                                                                     38,843,660
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 16.1%
Cablevision Systems
  Corp. Cl. A*                                               1,800,000               44,820,000
Liberty Media Corp. Cl. A                                    3,200,000               35,136,000
Liberty Media International,
  Inc. Cl. A*                                                  192,000                8,876,160
Time Warner, Inc.*                                           2,200,000               42,768,000
                                                                         ----------------------
                                                                                    131,600,160
                                                                         ----------------------

CHEMICALS -- 0.3%
Albemarle Corp.                                                 62,200                2,407,762
                                                                         ----------------------

COMMERCIAL SERVICES -- 7.8%
ARAMARK Corp. Cl. B                                             60,200                1,595,902
Cendant Corp.                                                1,000,000               23,380,000
Equifax, Inc.                                                   40,100                1,126,810
MoneyGram
  International, Inc.                                          167,100                3,532,494
Viad Corp.                                                      33,200                  945,868
Waste Management, Inc.                                       1,100,000               32,934,000
                                                                         ----------------------
                                                                                     63,515,074
                                                                         ----------------------

COMMUNICATIONS -- 0.3%
ADC
  Telecommunications, Inc.*                                    792,800   $            2,124,704
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.5%
Parametric
  Technology Corp.*                                            642,300                3,783,147
                                                                         ----------------------

DATA PROCESSING & PREPARATION -- 3.7%
First Data Corp.                                               650,000               27,651,000
IMS Health, Inc.                                               112,400                2,608,804
                                                                         ----------------------
                                                                                     30,259,804
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 1.3%
AVX Corp.+                                                      69,200                  871,920
Entegris, Inc.*                                                281,000                2,795,950
Hubbell, Inc. Cl. B                                             81,000                4,236,300
Mykrolis Corp.*                                                182,100                2,580,357
                                                                         ----------------------
                                                                                     10,484,527
                                                                         ----------------------

FOODS -- 0.2%
Hain Celestial Group, Inc.*                                     91,000                1,880,970
                                                                         ----------------------

HEALTHCARE -- 0.3%
Universal Health
  Services Cl. B+                                               55,200                2,456,400
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES - 0.3%
Steelcase, Inc.                                                160,600                2,222,704
                                                                         ----------------------

HOUSEHOLD PRODUCTS -- 0.5%
Snap-On, Inc.                                                  111,800                3,841,448
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 0.5%
Carlisle Companies, Inc.                                        65,200                4,232,784
                                                                         ----------------------

INSURANCE -- 1.1%
Ambac Financial
  Group, Inc.                                                   17,350                1,424,955
MBIA, Inc.+                                                     47,850                3,027,948
Principal Financial
  Group, Inc.                                                   46,300                1,895,522
UnumProvident Corp.+                                           150,500                2,699,970
                                                                         ----------------------
                                                                                      9,048,395
                                                                         ----------------------

MACHINERY & COMPONENTS -- 0.7%
Dover Corp.                                                     47,200                1,979,568
Pall Corp.+                                                    140,500                4,067,475
                                                                         ----------------------
                                                                                      6,047,043
                                                                         ----------------------

MEDICAL SUPPLIES -- 9.9%
Baxter International, Inc.                                   1,100,000               37,994,000
Becton, Dickinson & Co.                                         20,100                1,141,680
Guidant Corp.                                                  475,000               34,247,500
Haemonetics Corp.*                                             105,400   $            3,816,534
Mettler-Toledo
  International, Inc.*+                                         75,300                3,863,643
                                                                         ----------------------
                                                                                     81,063,357
                                                                         ----------------------

PHARMACEUTICALS -- 4.2%
Hospira, Inc.*                                                 910,000               30,485,000
Medco Health
  Solutions, Inc.*                                              82,300                3,423,680
                                                                         ----------------------
                                                                                     33,908,680
                                                                         ----------------------

RESTAURANTS -- 11.5%
CBRL Group, Inc.+                                               95,150                3,982,028
McDonald's Corp.                                             1,250,000               40,075,000
Wendy's International, Inc.                                     58,200                2,284,932
Yum! Brands, Inc.                                            1,000,000               47,180,000
                                                                         ----------------------
                                                                                     93,521,960
                                                                         ----------------------

RETAIL -- 9.1%
Big Lots, Inc.*+                                               391,400                4,747,682
Costco Wholesale Corp.                                         800,000               38,728,000
Dollar General Corp.                                            49,200                1,021,884
Tiffany & Co.                                                  800,000               25,576,000
Zale Corp.*+                                                   143,300                4,280,371
                                                                         ----------------------
                                                                                     74,353,937
                                                                         ----------------------

TOYS, GAMES -- 0.3%
Hasbro, Inc.+                                                  120,400                2,333,352
                                                                         ----------------------

TRANSPORTATION -- 3.5%
Carnival Corp.                                                 500,000               28,815,000
                                                                         ----------------------

TOTAL EQUITIES
(COST $570,031,757)                                                                 746,665,044
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 18.1%

CASH EQUIVALENTS -- 10.0%**
American AAdvanage
  Select Money
  Market Fund                                                  948,050                  948,050
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              708,250                  708,250
Bank of America
  Bank Note
  2.270% 01/18/2005                                          1,652,584                1,652,584
Bank of America
  Bank Note
  2.270% 03/03/2005                                          3,069,084                3,069,084

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
Bank of America
  Bank Note
  2.300% 06/09/2005                             $            1,652,584   $            1,652,584
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                            720,055                  720,055
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            748,191                  748,191
BGI Institutional Money
  Market Fund                                                8,499,002                8,499,002
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            472,167                  472,167
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                          2,020,874                2,020,874
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          4,721,667                4,721,667
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                          1,853,254                1,853,254
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          2,833,000                2,833,000
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            944,333                  944,333
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                          2,932,846                2,932,846
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            944,333                  944,333
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            708,250                  708,250
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                          3,895,375                3,895,375
Freddie Mac Discount Note
  2.184% 01/04/2005                                          3,299,763                3,299,763
Freddie Mac Discount Note
  2.228% 02/01/2005                                            880,931                  880,931
Freddie Mac Discount Note
  2.277% 02/01/2005                                          4,122,569                4,122,569
General Electric
  Capital Corp.
  2.294% 01/21/2005                             $            1,344,416   $            1,344,416
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          2,300,188                2,300,188
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                          1,085,983                1,085,983
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                          1,156,808                1,156,808
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                1,558,157                1,558,157
Merrimac Cash Fund,
  Premium Class                                              3,541,250                3,541,250
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          3,116,300                3,116,300
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          2,360,834                2,360,834
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                          1,888,667                1,888,667
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          2,724,402                2,724,402
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                          1,416,500                1,416,500
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            236,083                  236,083
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          2,360,834                2,360,834
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            590,208                  590,208
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          2,360,834                2,360,834
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          5,656,557                5,656,557
                                                                         ----------------------
                                                                                     81,325,183
                                                                         ----------------------

REPURCHASE AGREEMENT -- 8.1%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                             $           65,919,500   $           65,919,500
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                 147,244,683
                                                                         ----------------------

TOTAL INVESTMENTS -- 109.7%
(COST $717,276,440)***                                                              893,909,727

OTHER ASSETS/
(LIABILITIES) -- (9.7%)                                                             (79,307,877)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          814,601,850
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $65,929,111. Collaterized by U.S. Government Agency obligations with rates of 2.768% - 5.260%, maturity dates of 08/25/2022
     - 08/01/2034, and an aggregate market value, including accrued interest, of $69,219,261.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT SMALL COMPANY VALUE FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 96.5%

AIR TRANSPORTATION -- 0.7%
MAIR Holdings, Inc.*                                           145,225   $            1,336,070
Mesa Air Group, Inc.*+                                         253,975                2,016,561
                                                                         ----------------------
                                                                                      3,352,631
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 1.8%
Charming Shoppes, Inc.*                                        227,253                2,129,361
Culp, Inc.*                                                     44,100                  298,998
HOT Topic, Inc.*+                                               85,350                1,467,166
Payless Shoesource, Inc.*+                                     132,450                1,629,135
Reebok International
  Limited+                                                      49,900                2,195,600
Too, Inc.*                                                      72,675                1,777,630
                                                                         ----------------------
                                                                                      9,497,890
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 1.6%
Cooper Tire & Rubber Co.+                                       64,275                1,385,126
JLG Industries, Inc.                                           151,300                2,970,019
Myers Industries, Inc.                                          81,960                1,049,088
TBC Corp.*                                                     112,500                3,127,500
                                                                         ----------------------
                                                                                      8,531,733
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 7.6%
Advanta Corp. Cl. B                                             50,581                1,227,601
Astoria Financial Corp.                                         46,625                1,863,601
Bankunited Financial
  Corp. Cl. A*+                                                 74,525                2,381,074
The Colonial
  BancGroup, Inc.                                              100,275                2,128,838
First Republic Bank                                             84,200                4,462,600
Hudson United Bancorp                                           32,300                1,271,974
NetBank, Inc.                                                  107,000                1,113,870
Northwest Bancorp, Inc.                                            800                   20,072
PFF Bancorp, Inc.                                               28,000                1,297,240
Providian Financial Corp.*                                     180,250                2,968,717
Silicon Valley
  Bancshares*+                                                  97,400                4,365,468
Sky Financial Group, Inc.                                       74,366                2,132,073
The South Financial
  Group, Inc.+                                                  94,726                3,081,437
Sterling Financial Corp.*                                       52,501                2,061,189
Susquehanna
  Bancshares, Inc.                                              66,100                1,649,195
Texas Regional
  Bancshares, Inc.                                             166,795                5,450,861
Webster Financial Corp.                                         47,250                2,392,740
                                                                         ----------------------
                                                                                     39,868,550
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 2.6%
CSS Industries, Inc.                                            61,000                1,937,360
Cumulus Media, Inc. Cl. A*                                     165,600                2,497,248
Entravision
  Communications
  Corp. Cl. A*                                                 245,175   $            2,047,211
Hearst-Argyle
  Television, Inc.                                              34,375                  906,812
Journal Register Co.*                                           96,700                1,869,211
Saga Communications,
  Inc. Cl. A*                                                   96,000                1,617,600
Scholastic Corp.*                                               69,550                2,570,568
Sinclair Broadcast Group,
  Inc. Cl. A                                                    32,200                  296,562
                                                                         ----------------------
                                                                                     13,742,572
                                                                         ----------------------

BUILDING MATERIALS & CONSTRUCTION -- 1.4%
ElkCorp                                                         72,800                2,491,216
Florida Rock
  Industries, Inc.+                                             52,150                3,104,489
Lennox International, Inc.+                                     87,125                1,772,994
                                                                         ----------------------
                                                                                      7,368,699
                                                                         ----------------------

CHEMICALS -- 1.8%
Airgas, Inc.                                                    93,900                2,489,289
Arch Chemicals, Inc.                                           104,050                2,994,559
Georgia Gulf Corp.                                              19,200                  956,160
MacDermid, Inc.                                                 38,400                1,386,240
Symyx Technologies, Inc.*                                       51,400                1,546,112
                                                                         ----------------------
                                                                                      9,372,360
                                                                         ----------------------

COMMERCIAL SERVICES -- 8.0%
Aaron Rents, Inc.                                              201,425                5,035,625
Aaron Rents, Inc. Cl. A                                          7,425                  165,577
Career Education Corp.*                                         45,700                1,828,000
Casella Waste Systems,
  Inc. Cl. A*                                                  145,200                2,125,728
Diversa Corp.*                                                 145,000                1,267,300
Dollar Thrifty Automotive
  Group, Inc.*                                                 147,950                4,468,090
Exelixis, Inc.*                                                121,300                1,152,350
First Consulting
  Group, Inc.*                                                 151,550                  925,970
FTI Consulting, Inc.*                                           81,900                1,725,633
G&K Services, Inc. Cl. A                                        62,100                2,696,382
Landauer, Inc.                                                  30,700                1,402,990
Lexicon Genetics, Inc.*                                        171,500                1,329,982
Macquarie Infrastructure
  Co. Trust*                                                    41,600                1,220,960
McGrath Rentcorp                                                61,200                2,668,932
MPS Group, Inc.*                                               227,400                2,787,924
NCO Group, Inc.*                                                46,325                1,197,501
On Assignment, Inc.*                                           159,800                  829,362
Startek, Inc.                                                   49,000                1,394,050
Steiner Leisure Limited*                                        59,900                1,789,812
United Rentals, Inc.*+                                         105,825                2,000,092
Waste Connections, Inc.*                                        53,700   $            1,839,225
Wireless Facilities, Inc.*                                     199,200                1,880,448
                                                                         ----------------------
                                                                                     41,731,933
                                                                         ----------------------

COMMUNICATIONS -- 0.7%
Nice Systems Limited*                                           78,875                2,467,999
Remec, Inc.*                                                   175,100                1,262,471
                                                                         ----------------------
                                                                                      3,730,470
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.8%
Tier Technologies,
  Inc. Cl. B*                                                  117,650                1,088,262
Websense, Inc.*                                                 59,600                3,022,912
                                                                         ----------------------
                                                                                      4,111,174
                                                                         ----------------------

COMPUTER PROGRAMMING SERVICES -- 0.4%
Ciber, Inc.*                                                   198,175                1,910,407
                                                                         ----------------------

COMPUTER RELATED SERVICES -- 1.4%
Acxiom Corp.                                                    85,000                2,235,500
Carreker Corp.*                                                122,265                1,051,479
Checkpoint Systems, Inc.*                                       74,925                1,352,396
EarthLink, Inc.*                                                90,400                1,041,408
Electro Rent Corp.                                             117,800                1,676,294
                                                                         ----------------------
                                                                                      7,357,077
                                                                         ----------------------

CONTAINERS -- 1.2%
Chesapeake Corp.                                                77,675                2,109,653
Crown Holdings, Inc.*                                           90,600                1,244,844
Owens-Illinois, Inc.*                                          137,225                3,108,146
                                                                         ----------------------
                                                                                      6,462,643
                                                                         ----------------------

DATA PROCESSING & PREPARATION -- 0.6%
The BISYS Group, Inc.*                                          98,050                1,612,922
eFunds Corp.*                                                   45,575                1,094,256
Intersections, Inc.*                                            18,050                  311,362
                                                                         ----------------------
                                                                                      3,018,540
                                                                         ----------------------

ELECTRIC UTILITIES -- 3.5%
Alliant Energy Corp.                                            33,775                  965,965
Avista Corp.                                                    91,475                1,616,363
Black Hills Corp.                                               61,800                1,896,024
Cleco Corp.                                                     71,250                1,443,525
CMS Energy Corp.*+                                             388,200                4,056,690
El Paso Electric Co.*                                          158,550                3,002,937
Northeast Utilities                                             61,325                1,155,976
Otter Tail Corp.                                                38,700                  988,011
Reliant Energy, Inc.*                                          237,825                3,246,311
                                                                         ----------------------
                                                                                     18,371,802
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 5.7%
Analogic Corp.                                                  20,100                  900,279
ATMI, Inc.*+                                                    54,800                1,234,644

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Belden CDT, Inc.+                                              102,450   $            2,376,840
C&D Technologies, Inc.                                          81,700                1,392,168
Cymer, Inc.*                                                    42,000                1,240,680
EDO Corp.                                                       43,800                1,390,650
ESS Technology, Inc.*                                           90,500                  643,455
Exar Corp.*                                                    202,425                2,872,411
Franklin Electric Co., Inc.                                     92,200                3,896,372
Graftech International
  Limited*+                                                     74,275                  702,641
Integrated Silicon
  Solution, Inc.*                                              123,236                1,010,535
IXYS Corp.*                                                    120,925                1,247,946
Littelfuse, Inc.*+                                              64,900                2,216,984
LSI Logic Corp.*                                               206,300                1,130,524
Magnetek, Inc.*                                                184,075                1,270,117
Methode Electronics, Inc.                                       71,700                  921,345
Mykrolis Corp.*                                                133,600                1,893,112
Rayovac Corp.*                                                  69,600                2,126,976
Zoran Corp.*                                                   104,900                1,214,742
                                                                         ----------------------
                                                                                     29,682,421
                                                                         ----------------------

ENERGY -- 6.5%
Atwood Oceanics, Inc.*+                                         33,400                1,740,140
Cabot Oil & Gas
  Corp. Cl. A+                                                  49,100                2,172,675
CARBO Ceramics, Inc.                                            32,800                2,263,200
Encore Acquisition Co.*                                         62,425                2,179,257
Forest Oil Corp.*+                                              87,300                2,769,156
Grey Wolf, Inc.*+                                              220,775                1,163,484
Key Energy Services, Inc.*                                     199,500                2,354,100
Magnum Hunter
  Resources, Inc.*+                                            207,700                2,679,330
Penn Virginia Corp.                                             80,500                3,265,885
SEMCO Energy, Inc.                                             151,625                  809,678
Southern Union Co.*                                            102,700                2,462,746
TETRA Technologies, Inc.*                                       94,200                2,665,860
Todco Cl. A*                                                   127,700                2,352,234
Vectren Corp.                                                   51,600                1,382,880
W-H Energy Services, Inc.*                                      59,700                1,334,892
Whiting Petroleum Corp.*                                        74,400                2,250,600
                                                                         ----------------------
                                                                                     33,846,117
                                                                         ----------------------

ENTERTAINMENT & LEISURE -- 1.2%
Leapfrog
  Enterprises, Inc.*+                                          116,500                1,584,400
The Nautilus Group, Inc.+                                       62,775                1,517,272
SCP Pool Corp.                                                 100,325                3,200,368
                                                                         ----------------------
                                                                                      6,302,040
                                                                         ----------------------

FINANCIAL SERVICES -- 11.5%
Allied Capital Corp.+                                           83,420                2,155,573
American Capital
  Strategies Limited+                                           35,000                1,167,250
American Financial
  Realty Trust                                                 130,800   $            2,116,344
AmeriCredit Corp.*+                                             63,300                1,547,685
BankAtlantic Bancorp,
  Inc. Cl. A                                                   131,200                2,610,880
Bedford Property Investors                                      65,000                1,846,650
Boston Private Financial
  Holdings, Inc.                                                43,600                1,228,212
East West Bancorp, Inc.+                                       122,900                5,156,884
FelCor Lodging
  Trust, Inc.*+                                                352,500                5,164,125
Glenborough Realty
  Trust, Inc.                                                   49,500                1,053,360
Home Properties Inc.                                            47,900                2,059,700
HRPT Properties Trust                                          150,950                1,936,689
Innkeepers USA Trust                                            70,600                1,002,520
Instinet Group, Inc.*                                          383,025                2,309,641
Kilroy Realty Corp.                                             79,100                3,381,525
Knight Trading
  Group, Inc.*                                                 129,700                1,420,215
LaSalle Hotel Properties                                        78,200                2,489,106
LTC Properties, Inc.                                           104,025                2,071,138
Meristar Hospitality
  Corp. REIT*                                                  150,950                1,260,433
Mills Corp. REIT+                                               17,100                1,090,296
Raymond James
  Financial, Inc.                                               49,762                1,541,627
Saxon REIT, Inc. REIT                                           52,400                1,257,076
Stewart (W.P.) & Co.
  Limited+                                                      65,600                1,552,096
Strategic Hotel Capital,
  Inc. REIT                                                    169,400                2,795,100
Sun Communities, Inc.                                           59,700                2,402,925
SWS Group, Inc.+                                                59,600                1,306,432
US Restaurants
  Properties, Inc.                                             103,275                1,865,147
Waddell & Reed Financial,
  Inc. Cl. A                                                    84,400                2,016,316
Washington Real Estate
  Investment Trust                                              61,200                2,072,844
                                                                         ----------------------
                                                                                     59,877,789
                                                                         ----------------------

FOODS -- 0.5%
Chiquita Brands
  International, Inc.                                           62,650                1,382,059
Nash Finch Co.                                                  20,800                  785,408
Wild Oats Markets, Inc.*+                                       65,300                  575,293
                                                                         ----------------------
                                                                                      2,742,760
                                                                         ----------------------

FOREST PRODUCTS & PAPER -- 2.6%
Buckeye
  Technologies, Inc.*                                          136,650                1,777,817
Caraustar Industries, Inc.*                                     99,050                1,666,021
Deltic Timber Corp.                                             52,900                2,245,605
Packaging
  Corp. of America                                              93,000   $            2,190,150
Playtex Products, Inc.*                                        228,025                1,821,920
Wausau-Mosinee
  Paper Corp.                                                  214,575                3,832,310
                                                                         ----------------------
                                                                                     13,533,823
                                                                         ----------------------

HEALTHCARE -- 1.5%
Community Health
  Systems, Inc.*                                                47,300                1,318,724
Hooper Holmes, Inc.                                            515,875                3,053,980
Kindred Healthcare, Inc.*                                       41,500                1,242,925
Triad Hospitals, Inc.*                                          60,325                2,244,693
                                                                         ----------------------
                                                                                      7,860,322
                                                                         ----------------------

HEAVY MACHINERY -- 0.3%
Milacron, Inc.*+                                               468,858                1,589,429
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.6%
La-Z-Boy, Inc.                                                  76,500                1,175,805
Stanley Furniture Co., Inc.                                     42,600                1,914,870
                                                                         ----------------------
                                                                                      3,090,675
                                                                         ----------------------

HOUSEHOLD PRODUCTS -- 0.3%
RPM, Inc.                                                       78,275                1,538,887
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 1.2%
Ameron International Corp.                                      34,600                1,311,340
Nordson Corp.                                                   72,600                2,909,082
Tredegar Corp.                                                  98,575                1,992,201
                                                                         ----------------------
                                                                                      6,212,623
                                                                         ----------------------

INSURANCE -- 5.5%
Brown & Brown, Inc.                                             17,400                  757,770
FPIC Insurance
  Group, Inc.*+                                                 37,275                1,318,790
HCC Insurance
  Holdings, Inc.                                                37,200                1,232,064
Markel Corp.*+                                                   8,300                3,021,200
The Midland Co.                                                 55,000                1,719,850
Ohio Casualty Corp.*                                            91,300                2,119,073
The Phoenix
  Companies, Inc.+                                              58,300                  728,750
Platinum Underwriters
  Holdings Limited                                              95,025                2,955,278
ProAssurance Corp.*+                                           106,400                4,161,304
Quanta Capital Holdings
  Limited*                                                     106,600                  982,852
Scottish Re Group Limited+                                     191,925                4,970,858
Triad Guaranty, Inc.*                                           82,200                4,971,456
                                                                         ----------------------
                                                                                     28,939,245
                                                                         ----------------------

MACHINERY & COMPONENTS -- 3.4%
Agco Corp.*                                                    141,825                3,104,549
Flowserve Corp.*                                                51,150                1,408,671

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Helix Technology Corp.                                         104,900   $            1,824,211
IDEX Corp.                                                      74,950                3,035,475
Insituform Technologies,
  Inc. Cl. A*+                                                 118,700                2,690,929
Lone Star
  Technologies, Inc.*+                                          43,400                1,452,164
Thomas Industries, Inc.                                         72,300                2,886,216
Woodward Governor Co.                                           21,600                1,546,776
                                                                         ----------------------
                                                                                     17,948,991
                                                                         ----------------------

MANUFACTURING -- 1.7%
AptarGroup, Inc.                                                61,000                3,219,580
Stewart & Stevenson
  Services Corp.                                               173,550                3,510,917
Terex Corp.*+                                                   42,875                2,042,994
                                                                         ----------------------
                                                                                      8,773,491
                                                                         ----------------------

MEDICAL SUPPLIES -- 1.9%
Arrow International, Inc.                                       36,400                1,128,036
Coherent, Inc.*                                                 39,000                1,187,160
Orthofix International NV*                                      29,150                1,150,813
Owens & Minor, Inc.                                            123,100                3,467,727
Viasys Healthcare, Inc.*                                        82,600                1,569,400
Wright Medical
  Group, Inc.*                                                  57,400                1,635,900
                                                                         ----------------------
                                                                                     10,139,036
                                                                         ----------------------

METALS & MINING -- 3.5%
AK Steel Holding Corp.*                                        218,275                3,158,439
Carpenter Technology                                            49,500                2,893,770
Gibraltar Industries, Inc.                                     103,500                2,444,670
Matthews
  International Corp.+                                         109,600                4,033,280
Meridian Gold, Inc.*                                            88,200                1,673,154
NS Group, Inc.*                                                 81,875                2,276,125
Reliance Steel &
  Aluminum Co.                                                  19,075                  743,162
Wolverine Tube, Inc.*                                           90,375                1,166,741
                                                                         ----------------------
                                                                                     18,389,341
                                                                         ----------------------

PHARMACEUTICALS -- 1.5%
Andrx Corp.*                                                    40,675                  887,935
Bone Care
  International, Inc.*                                          96,600                2,690,310
Molecular Devices Corp.*                                        22,450                  451,245
Natures Sunshine
  Products, Inc.                                                62,845                1,279,524
NBTY, Inc.*                                                     58,525                1,405,185
QLT, Inc.*                                                      61,700                  992,136
                                                                         ----------------------
                                                                                      7,706,335
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 2.3%
Activision, Inc.*+                                              71,800                1,448,924
Dendrite
  International, Inc.*                                          78,125                1,515,625
Packeteer, Inc.*+                                              278,300   $            4,021,435
Progress Software Corp.*                                        97,300                2,271,955
SPSS, Inc.*                                                     84,950                1,328,618
THQ, Inc.*+                                                     59,800                1,371,812
                                                                         ----------------------
                                                                                     11,958,369
                                                                         ----------------------

REAL ESTATE -- 0.3%
Alderwoods Group, Inc.*                                        111,700                1,271,146
                                                                         ----------------------

RESTAURANTS -- 1.4%
Centerplate, Inc.                                                2,900                   38,367
O'Charley's, Inc.*                                             101,200                1,978,460
RARE Hospitality
  International, Inc.*                                         115,800                3,689,388
Ruby Tuesday, Inc.+                                             59,700                1,556,976
                                                                         ----------------------
                                                                                      7,263,191
                                                                         ----------------------

RETAIL -- 4.0%
Blue Nile, Inc.*+                                               31,600                  872,792
Casey's General
  Stores, Inc.                                                 117,800                2,138,070
Electronics Boutique
  Holdings Corp.*+                                              48,375                2,077,223
Fred's, Inc.+                                                  106,150                1,847,010
Hancock Fabrics, Inc.                                           86,800                  900,116
Haverty Furniture
  Companies, Inc.                                              141,400                2,615,900
Men's Wearhouse, Inc.*                                          85,275                2,725,389
Sharper Image Corp.*+                                           87,000                1,639,950
Shopko Stores, Inc.*                                            76,600                1,430,888
The Sports
  Authority, Inc.*+                                             50,700                1,305,525
Stein Mart, Inc.*                                              193,300                3,297,698
                                                                         ----------------------
                                                                                     20,850,561
                                                                         ----------------------

TELEPHONE UTILITIES -- 0.1%
Yak Communications, Inc.*                                       85,275                  658,323
                                                                         ----------------------

TRANSPORTATION -- 4.9%
Celadon Group, Inc.*                                            80,850                1,798,913
CNF, Inc.                                                       27,200                1,362,720
Genesee & Wyoming,
  Inc. Cl. A*                                                   57,700                1,623,101
Kirby Corp.*                                                    67,600                3,000,088
Landstar System, Inc.*                                         101,800                7,496,552
Navigant
  International, Inc.*+                                         67,545                  822,023
Overnite Corp.                                                  35,950                1,338,778
Pegasus Solutions, Inc.*                                       118,375                1,491,525
Skyline Corp.                                                   30,700                1,252,560
UTI Worldwide, Inc.+                                            50,200                3,414,604
Yellow Roadway Corp.*+                                          37,800                2,105,838
                                                                         ----------------------
                                                                                     25,706,702
                                                                         ----------------------

TOTAL EQUITIES
(COST $410,769,580)                                                                 504,310,098
                                                                         ----------------------

MUTUAL FUNDS -- 0.8%

FINANCIAL SERVICES
First Financial Fund+                                          102,900   $            2,210,292
Government Reserve
  Investment Fund                                              227,774                  227,774
iShares Russell 2000
  Value Index Fund+                                              9,300                1,792,110
                                                                         ----------------------
                                                                                      4,230,176
                                                                         ----------------------

TOTAL MUTUAL FUNDS
(COST $3,412,351)                                                                     4,230,176
                                                                         ----------------------

TOTAL LONG TERM INVESTMENTS
(COST $414,181,931)                                                                 508,540,274
                                                                         ----------------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 19.3%

CASH EQUIVALENTS -- 15.8%**
American AAdvanage
  Select Money
  Market Fund                                                  960,045                  960,045
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              717,211                  717,211
Bank of America
  Bank Note
  2.270% 01/18/2005                                          1,673,492                1,673,492
Bank of America
  Bank Note
  2.270% 03/03/2005                                          3,107,914                3,107,914
Bank of America
  Bank Note
  2.300% 06/09/2005                                          1,673,492                1,673,492
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                            729,165                  729,165
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            757,657                  757,657
BGI Institutional Money
  Market Fund                                                8,606,531                8,606,531
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            478,141                  478,141
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                          2,046,441                2,046,441
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          4,781,407                4,781,407

    The accompanying notes are an integral part of the financial statements.

                                                      PRINCIPAL                  MARKET
                                                        AMOUNT                   VALUE
                                                ----------------------   ----------------------
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                             $            1,876,702   $            1,876,702
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          2,868,843                2,868,843
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            956,281                  956,281
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                          2,969,953                2,969,953
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            956,281                  956,281
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            717,211                  717,211
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                          3,944,661                3,944,661
Freddie Mac Discount Note
  2.184% 01/04/2005                                          3,341,512                3,341,512
Freddie Mac Discount Note
  2.228% 02/01/2005                                            892,077                  892,077
Freddie Mac Discount Note
  2.277% 02/01/2005                                          4,174,728                4,174,728
General Electric
  Capital Corp.
  2.294% 01/21/2005                                          1,361,427                1,361,427
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          2,329,290                2,329,290
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                          1,099,723                1,099,723
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                          1,171,445                1,171,445
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                1,577,870                1,577,870
Merrimac Cash Fund,
  Premium Class                                              3,586,054                3,586,054
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          3,155,728                3,155,728
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          2,390,703                2,390,703
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                          1,912,562                1,912,562
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                             $            2,758,872   $            2,758,872
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                          1,434,422                1,434,422
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            239,070                  239,070
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          2,390,703                2,390,703
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            597,676                  597,676
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          2,390,703                2,390,703
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          5,728,125                5,728,125
                                                                         ----------------------
                                                                                     82,354,118
                                                                         ----------------------

REPURCHASE AGREEMENT -- 3.5%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                                         18,435,539               18,435,539
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                 100,789,657
                                                                         ----------------------

TOTAL INVESTMENTS -- 116.6%
(Cost $514,971,588)***                                                              609,329,931

OTHER ASSETS/
(LIABILITIES) -- (16.6%)                                                            (86,890,796)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          522,439,135
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $18,438,228. Collaterized by U.S. Government Agency obligations with rates of 4.61% - 5.202%, maturity dates of 09/25/2029 - 08/01/2034, and an aggregate market value, including accrued interest, of $19,357,551.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT MID CAP GROWTH EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                      NUMBER OF                 MARKET
                                                       SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 101.4%

APPAREL, TEXTILES & SHOES -- 4.8%
American Eagle
  Outfitters, Inc.                                              58,000   $            2,731,800
Coach, Inc.*                                                    31,100                1,754,040
Urban Outfitters, Inc.*                                         44,200                1,962,480
                                                                         ----------------------
                                                                                      6,448,320
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 1.4%
Autoliv, Inc.                                                   39,000                1,883,700
                                                                         ----------------------

BEVERAGES -- 1.7%
Constellation Brands, Inc.*                                     50,000                2,325,500
                                                                         ----------------------

BUILDING MATERIALS & CONSTRUCTION -- 1.3%
Cytyc Corp.*+                                                   65,000                1,792,050
                                                                         ----------------------

COMMERCIAL SERVICES -- 2.1%
The Brink's Co.                                                 37,000                1,462,240
Quest Diagnostics, Inc.                                         14,800                1,414,140
                                                                         ----------------------
                                                                                      2,876,380
                                                                         ----------------------

COMMUNICATIONS -- 7.9%
Avaya, Inc.*                                                    73,800                1,269,360
Harris Corp.                                                    30,000                1,853,700
L-3 Communications
  Holdings, Inc.                                                20,800                1,523,392
Plantronics, Inc.                                               45,000                1,866,150
Research In Motion
  Limited*                                                      30,700                2,530,294
XM Satellite Radio
  Holdings, Inc. Cl. A*+                                        43,300                1,628,946
                                                                         ----------------------
                                                                                     10,671,842
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 4.6%
Autodesk, Inc.                                                 107,800                4,091,010
Avid Technology, Inc.*                                          34,100                2,105,675
                                                                         ----------------------
                                                                                      6,196,685
                                                                         ----------------------

COMPUTER PROGRAMMING SERVICES -- 2.4%
Cognizant Technology
  Solutions Corp.*                                              53,900                2,281,587
VeriSign, Inc.*                                                 30,000                1,005,600
                                                                         ----------------------
                                                                                      3,287,187
                                                                         ----------------------

COMPUTER RELATED SERVICES -- 1.1%
Acxiom Corp.                                                    55,000                1,446,500
                                                                         ----------------------

COMPUTERS & INFORMATION -- 0.7%
Zebra Technologies
  Corp. Cl. A*                                                  16,350                  920,178
                                                                         ----------------------

COSMETICS & PERSONAL CARE -- 0.9%
Alberto-Culver Co.                                              25,100                1,219,107
                                                                         ----------------------

DATA PROCESSING & PREPARATION -- 1.5%
NCR Corp.*                                                      29,000   $            2,007,670
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 13.3%
Ametek, Inc.                                                    37,000                1,319,790
Cree, Inc.*+                                                    76,600                3,070,128
Energizer Holdings, Inc.*+                                      47,900                2,380,151
FLIR Systems, Inc.*                                             19,000                1,212,010
Harman International
  Industries                                                    15,000                1,905,000
Hughes Supply, Inc.                                             42,000                1,358,700
Marvell Technology
  Group Limited*+                                               97,800                3,468,966
Rockwell Automation, Inc.                                       66,400                3,290,120
                                                                         ----------------------
                                                                                     18,004,865
                                                                         ----------------------

ENERGY -- 5.6%
Chesapeake Energy Corp.                                        100,500                1,658,250
Kerr-McGee Corp.                                                37,748                2,181,457
Sunoco, Inc.                                                    15,000                1,225,650
XTO Energy, Inc.                                                72,900                2,579,202
                                                                         ----------------------
                                                                                      7,644,559
                                                                         ----------------------

ENTERTAINMENT & LEISURE -- 1.1%
GTECH Holdings Corp.                                            59,000                1,531,050
                                                                         ----------------------

FINANCIAL SERVICES -- 1.7%
The Chicago
  Mercantile Exchange+                                           9,900                2,264,130
                                                                         ----------------------

FOODS -- 2.6%
Hershey Foods Corp.                                             26,600                1,477,364
McCormick & Co., Inc.+                                          51,500                1,987,900
                                                                         ----------------------
                                                                                      3,465,264
                                                                         ----------------------

HEALTHCARE -- 5.7%
Covance, Inc.*                                                  35,200                1,364,000
Coventry Health Care, Inc.*                                     30,300                1,608,324
DaVita, Inc.*                                                   44,200                1,747,226
Renal Care Group, Inc.*                                         49,800                1,792,302
VCA Antech, Inc.*+                                              60,000                1,176,000
                                                                         ----------------------
                                                                                      7,687,852
                                                                         ----------------------

HOUSEHOLD PRODUCTS -- 1.4%
Black & Decker Corp.+                                           21,000                1,854,930
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 1.4%
ITT Industries, Inc.                                            23,100                1,950,795
                                                                         ----------------------

INSURANCE -- 3.6%
Aetna, Inc.                                                     26,600                3,318,350
Reinsurance Group of
  America, Inc.                                                 31,700                1,535,865
                                                                         ----------------------
                                                                                      4,854,215
                                                                         ----------------------

LODGING -- 5.0%
Choice Hotels
  International, Inc.                                           23,000   $            1,334,000
Starwood Hotels & Resorts
  Worldwide, Inc.                                               30,000                1,752,000
Station Casinos, Inc.                                           34,200                1,870,056
Wynn Resorts Limited*+                                          28,000                1,873,760
                                                                         ----------------------
                                                                                      6,829,816
                                                                         ----------------------

MACHINERY & COMPONENTS -- 1.8%
Graco, Inc.                                                     65,700                2,453,895
                                                                         ----------------------

MANUFACTURING -- 1.9%
Pentair, Inc.+                                                  58,900                2,565,684
                                                                         ----------------------

MEDICAL SUPPLIES -- 7.7%
Bard (C.R.), Inc.                                               22,500                1,439,550
Biomet, Inc.                                                    31,600                1,371,124
Cooper Cos., Inc.+                                              19,200                1,355,328
Dade Behring
  Holdings, Inc.*+                                              39,100                2,189,600
Fisher Scientific
  International*+                                               26,100                1,628,118
St. Jude Medical, Inc.*                                         58,800                2,465,484
                                                                         ----------------------
                                                                                     10,449,204
                                                                         ----------------------

METALS & MINING -- 2.9%
Cameco Corp.+                                                   22,600                2,369,836
Nucor Corp.+                                                    28,600                1,496,924
                                                                         ----------------------
                                                                                      3,866,760
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 4.0%
Adobe Systems, Inc.+                                            44,700                2,804,478
Symantec Corp.*                                                 45,800                1,179,808
Tibco Software, Inc.*                                          105,000                1,400,700
                                                                         ----------------------
                                                                                      5,384,986
                                                                         ----------------------

RETAIL -- 1.2%
Foot Locker, Inc.                                               59,600                1,605,028
                                                                         ----------------------

RETAIL - GROCERY -- 1.1%
Whole Foods Market, Inc.+                                       15,200                1,449,320
                                                                         ----------------------

TELEPHONE UTILITIES -- 6.2%
Nextel Partners,
  Inc. Cl. A*+                                                 159,000                3,106,860
NII Holdings, Inc. Cl. B*+                                      39,000                1,850,550
Telephone & Data
  Systems, Inc.                                                 23,000                1,769,850
US Cellular Corp.*                                              38,600                1,727,736
                                                                         ----------------------
                                                                                      8,454,996
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
TRANSPORTATION -- 2.8%
Polaris Industries, Inc.                                        30,000   $            2,040,600
Teekay Shipping Corp.                                           42,000                1,768,620
                                                                         ----------------------
                                                                                      3,809,220
                                                                         ----------------------

TOTAL EQUITIES
(COST $105,394,138)                                                                 137,201,688
                                                                         ----------------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 28.3%

CASH EQUIVALENTS**
American AAdvanage
  Select Money
  Market Fund                                                  446,230                  446,230
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              333,360                  333,360
Bank of America
  Bank Note
  2.270% 01/18/2005                                            777,840                  777,840
Bank of America
  Bank Note
  2.270% 03/03/2005                                          1,444,561                1,444,561
Bank of America
  Bank Note
  2.300% 06/09/2005                                            777,840                  777,840
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                            338,915                  338,915
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            352,160                  352,160
BGI Institutional Money
  Market Fund                                                4,000,322                4,000,322
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            222,240                  222,240
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                            951,188                  951,188
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          2,222,401                2,222,401
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                            872,292                  872,292
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          1,333,440                1,333,440
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            444,480                  444,480
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                             $            1,380,436   $            1,380,436
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            444,480                  444,480
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            333,360                  333,360
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                          1,833,481                1,833,481
Freddie Mac Discount Note
  2.184% 01/04/2005                                          1,553,137                1,553,137
Freddie Mac Discount Note
  2.228% 02/01/2005                                            414,639                  414,639
Freddie Mac Discount Note
  2.277% 02/01/2005                                          1,940,417                1,940,417
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            632,792                  632,792
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          1,082,656                1,082,656
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                            511,152                  511,152
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            544,489                  544,489
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  733,396                  733,396
Merrimac Cash Fund,
  Premium Class                                              1,666,801                1,666,801
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          1,466,785                1,466,785
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          1,111,201                1,111,201
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                            888,960                  888,960
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          1,282,326                1,282,326
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            666,720                  666,720
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            111,120                  111,120
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                             $            1,111,201   $            1,111,201
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            277,800                  277,800
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          1,111,201                1,111,201
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          2,662,437                2,662,437
                                                                         ----------------------
                                                                                     38,278,256
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  38,278,256
                                                                         ----------------------

TOTAL INVESTMENTS -- 129.7%
(COST $143,672,394)***                                                              175,479,944

OTHER ASSETS/
(LIABILITIES) -- (29.7%)                                                            (40,191,994)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          135,287,950
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT MID CAP GROWTH EQUITY II FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 97.3%

ADVERTISING -- 1.7%
Catalina Marketing Corp.                                       104,000   $            3,081,520
Getty Images, Inc.*+                                            48,100                3,311,685
Harte-Hanks, Inc.                                               15,900                  413,082
Lamar Advertising Co.*                                          14,500                  620,310
Monster Worldwide, Inc.*                                       181,200                6,095,568
Omnicom Group, Inc.                                             15,300                1,290,096
WPP Group PLC
  Sponsored ADR
  (United Kingdom)+                                             19,700                1,076,605
                                                                         ----------------------
                                                                                     15,888,866
                                                                         ----------------------

AEROSPACE & DEFENSE -- 2.0%
Alliant Techsystems, Inc.*                                     117,000                7,649,460
Embraer - Empresa
  Brasileira de
  Aeronautica SA
  Sponsored ADR (Brazil)+                                       20,800                  695,552
Rockwell Collins, Inc.                                         253,800               10,009,872
                                                                         ----------------------
                                                                                     18,354,884
                                                                         ----------------------

AGRIBUSINESS -- 0.1%
Delta & Pine Land Co.                                           18,400                  501,952
                                                                         ----------------------

AIR TRANSPORTATION -- 1.1%
JetBlue Airways Corp.*+                                        158,000                3,668,760
SkyWest, Inc.+                                                  31,000                  621,860
Southwest Airlines Co.+                                        350,900                5,712,652
                                                                         ----------------------
                                                                                     10,003,272
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 0.7%
Coach, Inc.*                                                    11,500                  648,600
Ross Stores, Inc.+                                             190,100                5,488,187
                                                                         ----------------------
                                                                                      6,136,787
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 0.8%
Harley-Davidson, Inc.                                            7,000                  425,250
Oshkosh Truck Corp.                                             86,000                5,880,680
Winnebago
  Industries, Inc.+                                             14,700                  574,182
                                                                         ----------------------
                                                                                      6,880,112
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 1.7%
City National Corp.                                              6,200                  438,030
First Horizon
  National Corp.                                                 8,600                  370,746
Investors Financial
  Services Corp.                                                83,000                4,148,340
Mellon Financial Corp.                                          53,000                1,648,830
North Fork
  Bancorporation, Inc.                                          22,500                  649,125
Northern Trust Corp.                                            48,400   $            2,351,272
Silicon Valley Bancshares*                                      42,400                1,900,368
State Street Corp.                                              46,500                2,284,080
Synovus Financial Corp.                                         34,000                  971,720
UCBH Holdings, Inc.                                             15,000                  687,300
                                                                         ----------------------
                                                                                     15,449,811
                                                                         ----------------------

BEVERAGES -- 0.5%
Cott Corp.*+                                                   188,400                4,659,132
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 3.2%
Citadel
  Broadcasting Corp.*                                          426,600                6,902,388
Cox Radio, Inc. Cl. A*                                         168,300                2,773,584
Cumulus Media,
  Inc. Cl. A*                                                   27,300                  411,684
Dow Jones & Co., Inc.                                            5,500                  236,830
Entercom
  Communications Corp.*                                        118,800                4,263,732
IAC/InterActiveCorp*+                                           84,000                2,320,080
The McGraw-Hill
  Companies, Inc.                                                7,100                  649,934
Meredith Corp.                                                  26,900                1,457,980
New York Times Co. Cl. A                                        14,200                  579,360
Radio One, Inc. Cl. D*                                          47,600                  767,312
Regent
  Communications, Inc.*                                         58,700                  311,110
Salem Communications
  Corp. Cl. A*                                                  35,200                  878,240
Scholastic Corp.*                                               91,000                3,363,360
The Scripps (E.W.) Co.+                                         18,600                  898,008
Spanish Broadcasting
  System, Inc. Cl. A*                                           40,600                  428,736
Univision
  Communications,
  Inc. Cl. A*+                                                  56,200                1,644,974
Washington Post Co. Cl. B                                        1,200                1,179,624
Westwood One, Inc.*                                             23,100                  622,083
                                                                         ----------------------
                                                                                     29,689,019
                                                                         ----------------------

BUILDING MATERIALS & CONSTRUCTION -- 0.7%
Kinetic Concepts, Inc.*                                         90,000                6,867,000
                                                                         ----------------------

CHEMICALS -- 1.0%
Engelhard Corp.                                                 14,000                  429,380
Potash Corp.
  of Saskatchewan+                                              89,000                7,392,340
Praxair, Inc.                                                   11,000                  485,650
Symyx Technologies, Inc.*                                       10,500                  315,840
The Valspar Corp.                                               13,200                  660,132
                                                                         ----------------------
                                                                                      9,283,342
                                                                         ----------------------

COMMERCIAL SERVICES -- 7.7%
Apollo Group, Inc. Cl. A*                                       53,706   $            4,334,611
ARAMARK Corp. Cl. B                                             15,100                  400,301
Block (H&R), Inc.                                                8,900                  436,100
Career Education Corp.*                                         14,400                  576,000
Certegy, Inc.                                                  218,100                7,749,093
Cintas Corp.                                                    29,500                1,293,870
The Corporate Executive
  Board Co.+                                                    11,800                  789,892
Decode Genetics, Inc.*                                          61,700                  481,877
DeVry, Inc.*                                                    21,400                  371,504
Diversa Corp.*                                                  42,300                  369,702
Dun & Bradstreet Corp.*                                         11,100                  662,115
Ecolab, Inc.                                                     9,800                  344,274
Education
  Management Corp.*                                            166,500                5,496,165
Equifax, Inc.                                                   17,800                  500,180
Gen-Probe, Inc.*                                                60,300                2,726,163
Global Payments, Inc.+                                          90,900                5,321,286
Hewitt Associates,
  Inc. Cl. A*                                                  105,000                3,361,050
Iron Mountain, Inc.*                                           240,950                7,346,565
ITT Educational
  Services, Inc.*+                                              14,200                  675,210
LECG Corp.*                                                     20,500                  382,325
Manpower, Inc.                                                 163,000                7,872,900
MoneyGram
  International, Inc.                                          259,300                5,481,602
Moody's Corp.                                                   24,000                2,084,400
Paychex, Inc.                                                   40,900                1,393,872
QIAGEN NV*+                                                     54,100                  592,395
Quest Diagnostics, Inc.                                         12,400                1,184,820
Robert Half
  International, Inc.                                          148,800                4,379,184
Stericycle, Inc.*                                               17,900                  822,505
Universal Technical
  Institute, Inc.*                                              15,500                  590,860
Viad Corp.                                                      65,000                1,851,850
Watson Wyatt & Co.
  Holdings                                                      16,800                  452,760
                                                                         ----------------------
                                                                                     70,325,431
                                                                         ----------------------

COMMUNICATIONS -- 3.5%
American Tower
  Corp. Cl. A*                                                  23,500                  432,400
Crown Castle
  International Corp.*                                         333,200                5,544,448
Harris Corp.                                                   144,000                8,897,760
Juniper Networks, Inc.*                                        156,100                4,244,359
Network
  Appliance, Inc.*+                                             13,100                  435,182

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Nextel Communications,
  Inc. Cl. A*                                                   89,000   $            2,670,000
Plantronics, Inc.                                               10,100                  418,847
Research In Motion
  Limited*                                                       7,700                  634,634
Rogers Communications,
  Inc. Cl. B+                                                  228,375                5,972,006
XM Satellite Radio
  Holdings, Inc. Cl. A*+                                        74,000                2,783,880
                                                                         ----------------------
                                                                                     32,033,516
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.2%
Cadence Design
  Systems, Inc.*                                               397,800                5,493,618
F5 Networks, Inc.*                                              12,200                  594,384
FileNET Corp.*                                                  12,600                  324,576
Jack Henry &
  Associates, Inc.                                             163,500                3,255,285
Mercury Computer
  Systems, Inc.*                                                14,500                  430,360
National
  Instruments Corp.+                                            15,500                  422,375
Synopsys, Inc.*                                                 23,500                  461,070
Websense, Inc.*                                                  8,600                  436,192
                                                                         ----------------------
                                                                                     11,417,860
                                                                         ----------------------

COMPUTER PROGRAMMING SERVICES -- 2.0%
CACI International,
  Inc. Cl. A*                                                   62,000                4,224,060
Cognizant Technology
  Solutions Corp.*                                              31,800                1,346,094
Mercury
  Interactive Corp.*+                                          107,900                4,914,845
VeriSign, Inc.*                                                245,900                8,242,568
                                                                         ----------------------
                                                                                     18,727,567
                                                                         ----------------------

COMPUTER RELATED SERVICES -- 0.8%
Checkfree Corp.*                                               118,000                4,493,440
CNET Networks, Inc.*                                           277,000                3,110,710
                                                                         ----------------------
                                                                                      7,604,150
                                                                         ----------------------

COMPUTERS & INFORMATION -- 3.3%
CDW Corp.                                                      109,500                7,265,325
Cognos, Inc.*                                                   66,800                2,943,208
Comverse
  Technology, Inc.*                                            101,000                2,469,450
Diebold, Inc.                                                   99,200                5,528,416
International
  Game Technology                                               44,300                1,523,034
Jabil Circuit, Inc.*                                           206,500                5,282,270
Lexmark
  International, Inc.*                                          39,600                3,366,000
Symbol Technologies, Inc.                                       48,900                  845,970
Zebra Technologies
  Corp. Cl. A*                                                  17,000   $              956,760
                                                                         ----------------------
                                                                                     30,180,433
                                                                         ----------------------

CONTAINERS -- 0.0%
Sealed Air Corp.*                                                7,500                  399,525
                                                                         ----------------------

COSMETICS & PERSONAL CARE -- 0.1%
Estee Lauder Companies,
  Inc. Cl. A                                                    13,300                  608,741
                                                                         ----------------------

DATA PROCESSING & PREPARATION -- 0.8%
Affiliated Computer
  Services, Inc. Cl. A*+                                        16,000                  963,040
Factset Research
  Systems, Inc.                                                 11,800                  689,592
Fiserv, Inc.*                                                  107,300                4,312,387
IMS Health, Inc.                                                31,900                  740,399
Kronos, Inc.*                                                    6,400                  327,232
SEI Investments Co.                                              7,600                  318,668
                                                                         ----------------------
                                                                                      7,351,318
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 8.7%
Altera Corp.*                                                   95,700                1,980,990
AMIS Holdings, Inc.*                                           171,300                2,829,876
Analog Devices, Inc.                                            57,600                2,126,592
ASML Holding NV*                                                15,600                  248,196
Broadcom Corp. Cl. A*                                           23,700                  765,036
Cymer, Inc.*                                                    15,000                  443,100
Flextronics International
  Limited*                                                     320,000                4,422,400
FLIR Systems, Inc.*                                             83,400                5,320,086
Garmin Limited+                                                 89,000                5,414,760
Gentex Corp.+                                                  179,300                6,637,686
Integrated Circuit
  Systems, Inc.*                                               151,000                3,158,920
Intersil Corp. Cl. A                                           284,200                4,757,508
JDS Uniphase Corp.*+                                           213,600                  677,112
Kla-Tencor Corp.*                                               16,700                  777,886
Linear Technology Corp.                                         52,900                2,050,404
Littelfuse, Inc.*                                               11,500                  392,840
Marvell Technology
  Group Limited*                                                21,400                  759,058
Maxim Integrated
  Products, Inc.                                                49,300                2,089,827
Microchip Technology, Inc.                                     249,100                6,641,006
Molex, Inc. Cl. A                                               38,500                1,026,025
National
  Semiconductor Corp.                                           80,900                1,452,155
Novellus Systems, Inc.                                         178,800                4,986,732
PMC-Sierra, Inc.*                                              203,000                2,283,750
Power
  Integrations, Inc.*+                                          22,300                  441,094
Qlogic Corp.*                                                  131,700                4,837,341
Semtech Corp.*                                                 146,000                3,193,020
Silicon
  Laboratories, Inc.*+                                          20,300   $              716,793
Teleflex, Inc.                                                  63,000                3,272,220
Xilinx, Inc.                                                   223,800                6,635,670
                                                                         ----------------------
                                                                                     80,338,083
                                                                         ----------------------

ENERGY -- 4.2%
BJ Services Co.                                                194,600                9,056,684
Diamond Offshore
  Drilling, Inc.+                                              132,000                5,286,600
EOG Resources, Inc.                                             69,000                4,923,840
Murphy Oil Corp.                                                96,800                7,787,560
Weatherford International
  Limited*                                                      11,800                  605,340
Western Gas
  Resources, Inc.                                              128,000                3,744,000
XTO Energy, Inc.                                               197,900                7,001,702
                                                                         ----------------------
                                                                                     38,405,726
                                                                         ----------------------

ENTERTAINMENT & LEISURE -- 1.2%
Alliance Gaming Corp.*+                                         15,200                  209,912
Brunswick Corp.                                                177,600                8,791,200
DreamWorks Animation
  SKG, Inc. Cl. A*                                               5,200                  195,052
Multimedia Games, Inc.*                                         22,600                  356,176
Shuffle Master, Inc.*+                                          21,300                1,003,230
WMS Industries, Inc.*+                                          11,400                  382,356
                                                                         ----------------------
                                                                                     10,937,926
                                                                         ----------------------

FINANCIAL SERVICES -- 4.3%
AG Edwards, Inc.                                                11,800                  509,878
Ameritrade
  Holding Corp.*                                               489,000                6,953,580
AMVESCAP PLC Sponsored
  ADR (United Kingdom)                                          38,900                  488,584
Boston Private Financial
  Holdings, Inc.                                                16,400                  461,988
CapitalSource, Inc.*+                                          179,000                4,594,930
East West Bancorp, Inc.                                         15,800                  662,968
Eaton Vance Corp.                                              130,800                6,821,220
Federated Investors,
  Inc. Cl. B                                                    91,900                2,793,760
Franklin Resources, Inc.                                        29,200                2,033,780
Janus Capital Group, Inc.                                       27,300                  458,913
LaBranche & Co., Inc.*+                                         45,900                  411,264
Legg Mason, Inc.                                                79,750                5,842,485
Raymond James
  Financial, Inc.                                               15,700                  486,386
The Schwab
  (Charles) Corp.                                               90,000                1,076,400
Waddell & Reed Financial,
  Inc. Cl. A                                                   247,300                5,907,997
                                                                         ----------------------
                                                                                     39,504,133
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
FOODS -- 0.2%
Hershey Foods Corp.                                              9,100   $              505,414
McCormick & Co., Inc.                                           11,900                  459,340
Tootsie Roll
  Industries, Inc.                                              16,800                  581,784
Wrigley (Wm.) Jr. Co.                                            6,500                  449,735
                                                                         ----------------------
                                                                                      1,996,273
                                                                         ----------------------

HEALTHCARE -- 4.5%
Caremark Rx, Inc.*                                              25,100                  989,693
Community Health
  Systems, Inc.*                                               114,000                3,178,320
Coventry Health
  Care, Inc.*                                                   69,200                3,673,136
DaVita, Inc.*                                                   65,750                2,599,098
Elan Corp. PLC Sponsored
  ADR (Ireland)*+                                              167,000                4,550,750
Express Scripts, Inc.*                                          11,100                  848,484
Health Management
  Associates, Inc. Cl. A                                       251,000                5,702,720
Human Genome
  Sciences, Inc.*                                              161,900                1,946,038
Laboratory Corp. of
  America Holdings*                                            165,300                8,235,246
Lincare Holdings, Inc.*                                         20,400                  870,060
Manor Care, Inc.                                               227,300                8,053,239
Renal Care Group, Inc.*                                         16,150                  581,239
                                                                         ----------------------
                                                                                     41,228,023
                                                                         ----------------------

HOME CONSTRUCTION,
  FURNISHINGS & APPLIANCES -- 0.5%
Centex Corp.                                                    15,400                  917,532
HNI Corp.                                                       14,100                  607,005
KB Home                                                          3,600                  375,840
Lennar Corp.                                                    21,500                1,218,620
Pulte Homes, Inc.                                                8,600                  548,680
Toll Brothers, Inc.*                                            16,700                1,145,787
                                                                         ----------------------
                                                                                      4,813,464
                                                                         ----------------------

HOUSEHOLD PRODUCTS -- 0.2%
The Clorox Co.                                                   7,900                  465,547
Corning, Inc.*                                                  54,200                  637,934
Trex Company, Inc.*+                                             8,200                  430,008
                                                                         ----------------------
                                                                                      1,533,489
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 1.4%
Danaher Corp.                                                  109,100                6,263,431
ITT Industries, Inc.                                            72,600                6,131,070
                                                                         ----------------------
                                                                                     12,394,501
                                                                         ----------------------

INFORMATION RETRIEVAL SERVICES -- 1.3%
ChoicePoint, Inc.*                                             241,900               11,124,981
Sina Corp.*+                                                    36,100                1,157,366
                                                                         ----------------------
                                                                                     12,282,347
                                                                         ----------------------

INSURANCE -- 4.0%
Ambac Financial
  Group, Inc.                                                    7,600   $              624,188
Arch Capital Group
  Limited*                                                      10,700                  414,090
Assurant, Inc.                                                 197,000                6,018,350
Axis Capital Holdings
  Limited                                                      113,500                3,105,360
Brown & Brown, Inc.                                             11,600                  505,180
Gallagher
  (Arthur J.) & Co.                                             19,500                  633,750
Markel Corp.*                                                    1,300                  473,200
Marsh & McLennan
  Companies, Inc.                                               35,800                1,177,820
MBIA, Inc.+                                                     11,100                  702,408
MGIC Investment Corp.                                            5,100                  351,441
Principal Financial
  Group, Inc.                                                  110,000                4,503,400
Protective Life Corp.                                           86,000                3,671,340
Radian Group, Inc.                                              77,700                4,136,748
RenaissanceRe Holdings
  Limited                                                        8,600                  447,888
Triad Guaranty, Inc.*                                            7,100                  429,408
WellChoice, Inc.*                                               28,100                1,500,540
WellPoint, Inc.*                                                12,400                1,426,000
Willis Group Holdings
  Limited                                                      156,800                6,455,456
                                                                         ----------------------
                                                                                     36,576,567
                                                                         ----------------------

INTERNET SOFTWARE -- 0.0%
MatrixOne, Inc.*                                                49,900                  326,845
                                                                         ----------------------

LODGING -- 1.5%
Fairmont Hotels &
  Resorts, Inc.+                                               212,000                7,343,680
Hilton Hotels Corp.                                             28,500                  648,090
Las Vegas Sands Corp.*                                           2,100                  100,800
Marriott International,
  Inc. Cl. A                                                    37,000                2,330,260
Station Casinos, Inc.                                           39,500                2,159,860
Wynn Resorts Limited*                                           13,000                  869,960
                                                                         ----------------------
                                                                                     13,452,650
                                                                         ----------------------

MACHINERY & COMPONENTS -- 2.7%
Baker Hughes, Inc.                                              25,300                1,079,551
Cooper Cameron Corp.*                                           11,000                  591,910
Dover Corp.                                                     11,000                  461,340
FMC Technologies, Inc.*                                        148,000                4,765,600
IDEX Corp.                                                      10,850                  439,425
Kaydon Corp.                                                    13,900                  458,978
Pall Corp.+                                                     21,200                  613,740
Roper Industries, Inc.                                         147,900                8,987,883
Smith International, Inc.*                                     138,500                7,535,785
                                                                         ----------------------
                                                                                     24,934,212
                                                                         ----------------------

MANUFACTURING -- 0.7%
American Standard
  Companies, Inc.*                                             129,000   $            5,330,280
Avery Dennison Corp.                                             6,600                  395,802
Lam Research Corp.*                                             15,500                  448,105
Millipore Corp.*+                                               13,900                  692,359
                                                                         ----------------------
                                                                                      6,866,546
                                                                         ----------------------

MEDICAL SUPPLIES -- 3.1%
Allergan, Inc.                                                   8,200                  664,774
Applied Biosystems
  Group-Applera Corp.                                           24,000                  501,840
ArthoCare Corp.*+                                               14,400                  461,664
Bard (C.R.), Inc.                                               20,200                1,292,396
Bausch & Lomb, Inc.+                                            32,800                2,114,288
Beckman Coulter, Inc.                                            9,200                  616,308
Becton, Dickinson & Co.                                         14,400                  817,920
Biomet, Inc.                                                    19,700                  854,783
Cooper Cos., Inc.                                               10,800                  762,372
Cuno, Inc.*                                                      1,900                  112,860
Dentsply
  International, Inc.                                           14,800                  831,760
Edwards
  Lifesciences Corp.*                                          120,300                4,963,578
Inamed Corp.*                                                   27,600                1,745,700
Integra LifeSciences
  Holdings Corp.*+                                              12,200                  450,546
Kyphon, Inc.*                                                   15,700                  404,432
Mettler-Toledo
  International, Inc.*                                           6,300                  323,253
Patterson Cos., Inc.*                                           16,000                  694,240
Resmed, Inc.*+                                                   7,200                  367,920
Respironics, Inc.*                                               6,700                  364,212
Smith & Nephew PLC
  ADR (United Kingdom)                                          13,100                  678,056
St. Jude Medical, Inc.*                                         15,300                  641,529
Sybron Dental
  Specialties, Inc.*                                            14,000                  495,320
Techne Corp.*                                                   14,500                  564,050
Varian Medical
  Systems, Inc.*                                                57,100                2,469,004
Waters Corp.*                                                   93,000                4,351,470
Wright Medical
  Group, Inc.*                                                  16,100                  458,850
Zimmer Holdings, Inc.*                                           5,900                  472,708
                                                                         ----------------------
                                                                                     28,475,833
                                                                         ----------------------

METALS & MINING -- 1.1%
Newmont Mining Corp.+                                          104,000                4,618,640
Nucor Corp.+                                                   112,000                5,862,080
                                                                         ----------------------
                                                                                     10,480,720
                                                                         ----------------------

PHARMACEUTICALS -- 10.0%
Abgenix, Inc.*                                                 153,700                1,589,258

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Alkermes, Inc.*+                                               117,000   $            1,648,530
AmerisourceBergen Corp.+                                        91,000                5,339,880
Amylin
  Pharmaceuticals, Inc.*+                                       92,100                2,151,456
Andrx Corp.*                                                   127,000                2,772,410
Atherogenics, Inc.*                                             25,400                  598,424
Barr Pharmaceuticals*                                          135,000                6,147,900
Celgene Corp.*                                                  28,000                  742,840
Cephalon, Inc.*+                                               127,900                6,507,552
Charles River Laboratories
  International, Inc.*                                           8,800                  404,888
Chiron Corp.*                                                   13,200                  439,956
Eyetech
  Pharmaceuticals, Inc.*                                        49,000                2,229,500
Genzyme Corp.*                                                   9,100                  528,437
Gilead Sciences, Inc.*                                         198,900                6,959,511
Henry Schein, Inc.*                                             14,800                1,030,672
ImClone Systems, Inc.*                                          34,000                1,566,720
Invitrogen Corp.*+                                              58,900                3,953,957
IVAX Corp.*                                                    333,600                5,277,552
Martek
  Biosciences Corp.*+                                           20,700                1,059,840
Medco Health
  Solutions, Inc.*                                              23,400                  973,440
The Medicines Co.*+                                             15,800                  455,040
Medicis Pharmaceutical
  Corp. Cl. A+                                                  11,600                  407,276
Medimmune, Inc.*                                               382,300               10,364,153
Millennium
  Pharmaceuticals, Inc.*                                        35,900                  435,108
Nektar Therapeutics*                                            19,600                  396,704
Neurocrine
  Biosciences, Inc.*                                            71,900                3,544,670
Omnicare, Inc.                                                 282,700                9,787,074
Protein Design
  Labs, Inc.*+                                                 111,700                2,307,722
Sepracor, Inc.*+                                                52,550                3,119,894
Sigma-Aldrich Corp.                                              8,500                  513,910
Taro Pharmaceutical
  Industries Limited*                                           63,000                2,143,890
Valeant Pharmaceuticals
  International+                                               168,000                4,426,800
Vertex
  Pharmaceuticals, Inc.*+                                      163,600                1,729,252
                                                                         ----------------------
                                                                                     91,554,216
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 5.0%
Adobe Systems, Inc.                                             82,200                5,157,228
BMC Software, Inc.*                                             22,800                  424,080
Check Point Software
  Technologies Limited*                                         16,000                  394,080
Citrix Systems, Inc.*                                           66,700                1,636,151
DST Systems, Inc.*+                                            168,600                8,787,432
Electronic Arts, Inc.*                                          12,100                  746,328
Fair Isaac Corp.                                                11,500   $              421,820
Hyperion Solutions Corp.*                                       13,800                  643,356
Internet Security
  Systems, Inc.*                                                16,600                  385,950
Intuit, Inc.*+                                                  72,200                3,177,522
McAfee, Inc.*                                                  313,200                9,060,876
NAVTEQ Corp.*                                                  127,000                5,887,720
Red Hat, Inc.*+                                                263,100                3,512,385
SunGard Data
  Systems, Inc.*                                               117,900                3,340,107
Veritas Software Corp.*                                         78,400                2,238,320
                                                                         ----------------------
                                                                                     45,813,355
                                                                         ----------------------

RESTAURANTS -- 1.0%
The Cheesecake
  Factory*+                                                    155,100                5,036,097
Outback Steakhouse, Inc.                                        10,300                  471,534
P.F. Chang's China
  Bistro, Inc.*+                                                52,000                2,930,200
Ruby Tuesday, Inc.                                              15,200                  396,416
                                                                         ----------------------
                                                                                      8,834,247
                                                                         ----------------------

RETAIL -- 4.8%
99 Cents Only Stores*+                                          27,200                  439,552
Bed Bath & Beyond, Inc.*                                        29,600                1,178,968
Best Buy Co., Inc.                                              92,000                5,466,640
CVS Corp.                                                       10,000                  450,700
Dollar General Corp.                                            73,400                1,524,518
Dollar Tree Stores, Inc.*                                       93,600                2,684,448
Family Dollar Stores, Inc.                                     253,900                7,929,297
Fred's, Inc.                                                    25,000                  435,000
Men's Wearhouse, Inc.*                                          11,600                  370,736
MSC Industrial Direct
  Co. Cl. A                                                     22,000                  791,560
O'Reilly
  Automotive, Inc.*+                                            95,100                4,284,255
Petsmart, Inc.+                                                219,800                7,809,494
Shoppers Drug Mart
  Corp. (CAD)*                                                  16,000                  495,138
Shoppers Drug Mart
  Corp. (CAD)++                                                 38,000                1,175,954
Shoppers Drug Mart
  Corp. (USD)*                                                  23,000                  697,935
Staples, Inc.                                                   18,400                  620,264
Tiffany & Co.                                                   55,100                1,761,547
TJX Companies, Inc.+                                            58,700                1,475,131
Williams-Sonoma, Inc.*                                         136,400                4,779,456
                                                                         ----------------------
                                                                                     44,370,593
                                                                         ----------------------

RETAIL - GROCERY -- 0.6%
Whole Foods Market, Inc.                                        59,000                5,625,650
                                                                         ----------------------

RETAIL - INTERNET -- 0.1%
Amazon.com, Inc.*                                               22,900                1,014,241
                                                                         ----------------------

TELEPHONE UTILITIES -- 1.9%
Adtran, Inc.                                                   104,200   $            1,994,388
Nextel Partners,
  Inc. Cl. A*+                                                 293,700                5,738,898
TELUS Corp.                                                    137,000                4,120,181
Western Wireless
  Corp. Cl. A*                                                 201,700                5,909,810
                                                                         ----------------------
                                                                                     17,763,277
                                                                         ----------------------

TOYS, GAMES -- 0.1%
Mattel, Inc.                                                    23,600                  459,964
                                                                         ----------------------

TRANSPORTATION -- 1.3%
Expeditors International
  of Washington, Inc.                                           69,000                3,855,720
Landstar System, Inc.*                                          12,300                  905,772
Robinson (C.H.)
  Worldwide, Inc.                                               87,000                4,830,240
Royal Caribbean Cruises
  Limited                                                       17,400                  947,256
Thor Industries, Inc.                                           20,100                  744,705
UTI Worldwide, Inc.                                              6,300                  428,526
                                                                         ----------------------
                                                                                     11,712,219
                                                                         ----------------------

TRAVEL -- 0.0%
Sabre Holdings Corp.                                            17,400                  385,584
                                                                         ----------------------

TOTAL EQUITIES
(COST $705,947,860)                                                                 894,443,402
                                                                         ----------------------

MUTUAL FUND -- 0.8%

FINANCIAL SERVICES
Government Reserve
  Investment Fund                                            7,865,500                7,865,500
                                                                         ----------------------

TOTAL MUTUAL FUND
(COST $7,865,500)                                                                     7,865,500
                                                                         ----------------------

TOTAL LONG TERM INVESTMENTS
(COST $713,813,360)                                                                 902,308,902
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 16.6%

CASH EQUIVALENTS -- 14.1%***
American AAdvanage
  Select Money
  Market Fund                                                1,506,425                1,506,425
Bank of America
  Bank Note
  2.260% 02/15/2005                             $            1,125,389                1,125,389
Bank of America
  Bank Note
  2.270% 01/18/2005                                          2,625,907                2,625,907

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Bank of America
  Bank Note
  2.270% 03/03/2005                             $            4,876,686   $            4,876,686
Bank of America
  Bank Note
  2.300% 06/09/2005                                          2,625,907                2,625,907
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                          1,144,145                1,144,145
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                          1,188,854                1,188,854
BGI Institutional Money
  Market Fund                                               13,504,668               13,504,668
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            750,259                  750,259
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                          3,211,110                3,211,110
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          7,502,593                7,502,593
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                          2,944,768                2,944,768
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          4,501,556                4,501,556
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                          1,500,519                1,500,519
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                          4,660,207                4,660,207
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                          1,500,519                1,500,519
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                          1,125,389                1,125,389
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                          6,189,639                6,189,639
Freddie Mac Discount Note
  2.184% 01/04/2005                                          5,243,228                5,243,228
Freddie Mac Discount Note
  2.228% 02/01/2005                                          1,399,774                1,399,774
Freddie Mac Discount Note
  2.277% 02/01/2005                                          6,550,643                6,550,643
General Electric
  Capital Corp.
  2.294% 01/21/2005                             $            2,136,238   $            2,136,238
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          3,654,932                3,654,932
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                          1,725,596                1,725,596
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                          1,838,136                1,838,136
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                2,475,866                2,475,866
Merrimac Cash Fund,
  Premium Class                                              5,626,945                5,626,945
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          4,951,711                4,951,711
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          3,751,296                3,751,296
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                          3,001,037                3,001,037
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          4,328,997                4,328,997
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                          2,250,778                2,250,778
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            375,130                  375,130
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          3,751,297                3,751,297
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            937,824                  937,824
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          3,751,296                3,751,296
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          8,988,107                8,988,107
                                                                         ----------------------
                                                                                    129,223,371
                                                                         ----------------------

REPURCHASE AGREEMENT -- 2.5%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                             $           23,092,513   $           23,092,513
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                 152,315,884
                                                                         ----------------------

TOTAL INVESTMENTS -- 114.7%
(COST $866,129,244)****                                                           1,054,624,786

OTHER ASSETS/
(LIABILITIES) -- (14.7%)                                                           (135,287,201)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          919,337,585
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*    Non-income producing security.
***  Represents investments of security lending collateral. (NOTE 2).
**** See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
++ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to a value of $1,175,945 or 0.13% of net assets.
(a) Maturity value of $23,095,880. Collateralized by U.S. Government Agency obligations with rates of 5.202% - 5.375%, maturity dates of 10/25/2014 - 08/01/2034, and an aggregate market value, including accrued interest, of $24,247,138.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 94.4%

ADVERTISING -- 1.9%
Catalina Marketing Corp.                                        72,100   $            2,136,323
Getty Images, Inc.*+                                           110,150                7,583,827
                                                                         ----------------------
                                                                                      9,720,150
                                                                         ----------------------

AIR TRANSPORTATION -- 0.9%
Airtran Holdings, Inc.*+                                       174,650                1,868,755
AMR Corp.*+                                                    191,000                2,091,450
Forward Air Corp.*                                               4,400                  196,680
Gol Linhas Aereas
  Inteligentes SA
  ADR (Brazil)*                                                 11,510                  366,939
                                                                         ----------------------
                                                                                      4,523,824
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 0.5%
HOT Topic, Inc.*                                                 9,210                  158,320
Quiksilver, Inc.*                                               75,780                2,257,486
                                                                         ----------------------
                                                                                      2,415,806
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 1.1%
LKQ Corp.*                                                     173,439                3,480,921
Visteon Corp.+                                                 211,000                2,061,470
                                                                         ----------------------
                                                                                      5,542,391
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 5.1%
Advanta Corp. Cl. B                                            111,100                2,696,397
Amcore Financial, Inc.                                          74,400                2,394,192
City National Corp.                                             42,200                2,981,430
Financial Federal Corp.*                                       135,350                5,305,720
Hancock Holding Co.                                             47,900                1,602,734
Providian
  Financial Corp.*                                             157,200                2,589,084
Southwest Bancorp. of
  Texas, Inc.                                                  195,000                4,541,550
UMB Financial Corp.                                             23,300                1,320,178
Westcorp                                                        47,100                2,163,303
                                                                         ----------------------
                                                                                     25,594,588
                                                                         ----------------------

BEVERAGES -- 0.0%
Peet's Coffee & Tea, Inc.*                                       7,470                  197,731
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 1.0%
LodgeNet
  Entertainment Corp.*                                         100,900                1,784,921
Playboy Enterprises,
  Inc. Cl. B*                                                  153,400                1,885,286
TiVo, Inc.*+                                                   257,060                1,508,942
                                                                         ----------------------
                                                                                      5,179,149
                                                                         ----------------------

BUILDING MATERIALS & CONSTRUCTION -- 0.1%
Eagle Materials, Inc.                                            3,760                  324,676
                                                                         ----------------------

CHEMICALS -- 2.1%
Cytec Industries, Inc.                                          36,300   $            1,866,546
Hercules, Inc.*                                                141,600                2,102,760
Minerals
  Technologies, Inc.                                            30,500                2,034,350
The Scotts Co. Cl. A*                                           58,700                4,315,624
                                                                         ----------------------
                                                                                     10,319,280
                                                                         ----------------------

COMMERCIAL SERVICES -- 9.5%
The Advisory Board Co.*                                          6,810                  251,153
ADVO, Inc.                                                      63,750                2,272,687
The Corporate Executive
  Board Co.+                                                   125,490                8,400,301
DiamondCluster
  International,
  Inc. Cl. A*                                                    8,250                  118,222
Exelixis, Inc.*                                                206,640                1,963,080
Fluor Corp.                                                     40,200                2,191,302
Harris Interactive, Inc.*                                      240,100                1,896,790
Incyte Corp.*+                                                 223,200                2,229,768
ITT Educational
  Services, Inc.*+                                             196,200                9,329,310
Jackson Hewitt Tax
  Service, Inc.                                                 10,770                  271,942
Navigant Consulting, Inc.*                                      12,920                  343,672
Netease.com, Inc.
  Sponsored
  ADR (China)*+                                                 83,650                4,419,229
Opsware, Inc.*+                                                244,960                1,798,006
Stericycle, Inc.*                                              119,280                5,480,916
Strayer Education, Inc.                                          2,780                  305,216
Vertrue, Inc.*+                                                113,300                4,279,341
Washington Group
  International, Inc.*                                          54,460                2,246,475
                                                                         ----------------------
                                                                                     47,797,410
                                                                         ----------------------

COMMUNICATIONS -- 1.8%
American Tower
  Corp. Cl. A*                                                  38,170                  702,328
AudioCodes Limited*                                             10,780                  179,056
Crown Castle
  International Corp.*                                          42,400                  705,536
EFJ, Inc.*                                                      17,430                  168,199
Openwave Systems, Inc.*                                        256,940                3,972,292
Polycom, Inc.*                                                  15,600                  363,792
Spectrasite, Inc.*                                               4,080                  236,232
Westell Technologies,
  Inc. Cl. A*                                                  419,200                2,850,560
                                                                         ----------------------
                                                                                      9,177,995
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.8%
Avid Technology, Inc.*                                         108,450   $            6,696,787
F5 Networks, Inc.*                                               3,540                  172,469
IDX Systems Corp.*                                              70,700                2,436,322
                                                                         ----------------------
                                                                                      9,305,578
                                                                         ----------------------

COMPUTER RELATED SERVICES -- 4.1%
Acxiom Corp.                                                   157,460                4,141,198
Checkfree Corp.*+                                              337,449               12,850,058
Ingram Micro, Inc. Cl. A*                                      147,800                3,074,240
Kanbay International, Inc.*                                      6,870                  215,031
Sierra Wireless*                                                 6,600                  116,688
                                                                         ----------------------
                                                                                     20,397,215
                                                                         ----------------------

COMPUTERS & INFORMATION -- 1.4%
Extreme Networks, Inc.*                                        282,700                1,851,685
Mikohn Gaming Corp.*                                            10,200                  104,244
Scientific Games
  Corp. Cl. A*                                                 210,300                5,013,552
                                                                         ----------------------
                                                                                      6,969,481
                                                                         ----------------------

CONTAINERS -- 0.5%
Pactiv Corp.*                                                   94,000                2,377,260
                                                                         ----------------------

COSMETICS & PERSONAL CARE -- 0.4%
Nu Skin Enterprises,
  Inc. Cl. A+                                                   81,500                2,068,470
                                                                         ----------------------

DATA PROCESSING & PREPARATION -- 2.1%
The BISYS Group, Inc.*+                                        134,800                2,217,460
CSG Systems
  International, Inc.*                                           8,640                  161,568
Factset Research
  Systems, Inc.+                                               137,350                8,026,734
                                                                         ----------------------
                                                                                     10,405,762
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 7.1%
Aeroflex, Inc.*                                                 31,500                  381,780
Agere Systems, Inc. Cl. A*                                   1,657,500                2,270,775
Benchmark
  Electronics, Inc.*+                                           56,600                1,930,060
Cree, Inc.*+                                                   189,850                7,609,188
ESCO Technologies, Inc.*                                         4,640                  355,656
Fairchild Semiconductor
  International, Inc. Cl. A*                                    16,070                  261,298
FuelCell Energy, Inc.*+                                        157,430                1,558,557
Gentex Corp.+                                                  185,440                6,864,989
Graftech International
  Limited*                                                      26,980                  255,231
MEMC Electronic
  Materials, Inc.*                                              36,220                  479,915
Microsemi Corp.*                                                16,590                  288,002
Moog, Inc. Cl. A*                                               54,600                2,476,110

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
ON Semiconductor Corp.*                                        543,900   $            2,469,306
SBS Technologies, Inc.*                                         16,787                  234,347
Semtech Corp.*                                                  11,850                  259,159
Teledyne
  Technologies, Inc.*                                           67,800                1,995,354
Visx, Inc.*                                                    243,700                6,304,519
                                                                         ----------------------
                                                                                     35,994,246
                                                                         ----------------------

ENERGY -- 3.7%
Arch Coal, Inc.                                                  7,660                  272,236
Cabot Oil & Gas
  Corp. Cl. A                                                    5,200                  230,100
CAL Dive
  International, Inc.*                                          25,100                1,022,825
Grey Wolf, Inc.*+                                              547,800                2,886,906
Newfield Exploration Co.*                                      101,650                6,002,432
Patina Oil & Gas Corp.                                           5,490                  205,875
Premcor, Inc.                                                   24,200                1,020,514
Range Resources Corp.                                            9,650                  197,439
TETRA Technologies, Inc.*                                       86,650                2,452,195
UGI Corp.                                                       50,400                2,061,864
Vintage Petroleum, Inc.                                         99,900                2,266,731
Whiting Petroleum Corp.*                                         7,840                  237,160
                                                                         ----------------------
                                                                                     18,856,277
                                                                         ----------------------

ENTERTAINMENT & LEISURE -- 0.4%
Churchill Downs, Inc.                                           43,900                1,962,330
Lions Gate
  Entertainment Corp.*                                          21,940                  233,003
                                                                         ----------------------
                                                                                      2,195,333
                                                                         ----------------------

FINANCIAL SERVICES -- 3.2%
Affiliated Managers
  Group, Inc.*+                                                 33,429                2,264,480
The Chicago Mercantile
  Exchange+                                                     29,608                6,771,350
IndyMac Bancorp, Inc.                                           67,760                2,334,332
Investment Technology
  Group, Inc.*                                                 144,200                2,884,000
Ventas, Inc.                                                    70,600                1,935,146
                                                                         ----------------------
                                                                                     16,189,308
                                                                         ----------------------

FOODS -- 1.7%
The J.M. Smucker Co.+                                          100,800                4,744,656
Panera Bread
  Co. Cl. A*+                                                   88,050                3,550,176
Wild Oats Markets, Inc.*                                         9,200                   81,052
                                                                         ----------------------
                                                                                      8,375,884
                                                                         ----------------------

HEALTHCARE -- 9.7%
Allscripts Healthcare
  Solutions, Inc.*+                                            262,647                2,802,443
American
  Healthways, Inc.*+                                           239,450                7,911,428
AmSurg Corp.*                                                  321,500                9,497,110
Genesis
  HealthCare Corp.*                                             94,730   $            3,318,392
Human Genome
  Sciences, Inc.*                                              201,820                2,425,876
Humana, Inc.*                                                  140,100                4,159,569
Manor Care, Inc.                                                81,800                2,898,174
Matria
  Healthcare, Inc.*+                                            56,900                2,223,083
Odyssey
  Healthcare, Inc.*+                                           450,750                6,166,260
Psychiatric
  Solutions, Inc.*                                              38,719                1,415,567
Symbion, Inc.*                                                  12,950                  285,936
Triad Hospitals, Inc.*                                          91,800                3,415,878
VCA Antech, Inc.*                                              121,900                2,389,240
                                                                         ----------------------
                                                                                     48,908,956
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 1.7%
Fossil, Inc.*                                                  219,600                5,630,544
Furniture Brands
  International, Inc.+                                          76,550                1,917,577
Helen of Troy Limited*                                           9,160                  307,868
Standard-Pacific Corp.                                           5,620                  360,467
Tempur-Pedic
  International, Inc.*                                           5,900                  125,080
                                                                         ----------------------
                                                                                      8,341,536
                                                                         ----------------------

HOUSEHOLD PRODUCTS -- 0.4%
Ferro Corp.+                                                    81,300                1,885,347
Jarden Corp.*                                                    2,700                  117,288
                                                                         ----------------------
                                                                                      2,002,635
                                                                         ----------------------

INFORMATION RETRIEVAL SERVICES -- 1.7%
Agile Software Corp.*                                          169,390                1,383,916
CoStar Group, Inc.*+                                           101,859                4,703,849
Intergraph Corp.*+                                              95,100                2,561,043
                                                                         ----------------------
                                                                                      8,648,808
                                                                         ----------------------

INSURANCE -- 0.6%
American Equity Investment
  Life Holding Co.                                              14,210                  153,042
Arch Capital Group
  Limited*                                                       4,420                  171,054
HealthExtras, Inc.*                                              7,520                  122,576
Platinum Underwriters
  Holdings Limited                                               5,580                  173,538
Reinsurance Group of
  America, Inc.                                                 42,600                2,063,970
USI Holdings Corp.*+                                            10,900                  126,113
                                                                         ----------------------
                                                                                      2,810,293
                                                                         ----------------------

INTERNET SOFTWARE -- 0.3%
webMethods, Inc.*                                              221,300                1,595,573
                                                                         ----------------------

LODGING -- 2.5%
Aztar Corp.*                                                    59,400   $            2,074,248
La Quinta Corp.*                                               226,580                2,059,612
Vail Resorts, Inc.*                                            379,100                8,499,422
                                                                         ----------------------
                                                                                     12,633,282
                                                                         ----------------------

MACHINERY & COMPONENTS -- 2.6%
Agco Corp.*                                                    106,200                2,324,718
Chicago Bridge & Iron
  Co. NV                                                       118,099                4,723,960
Global Power Equipment
  Group, Inc.*+                                                148,400                1,460,256
Kennametal, Inc.                                                38,700                1,926,099
Techtronic Industries Co.
  Sponsored ADR
  (Hong Kong)                                                  226,050                2,464,736
                                                                         ----------------------
                                                                                     12,899,769
                                                                         ----------------------

MEDICAL SUPPLIES -- 2.8%
Arrow International, Inc.                                       60,100                1,862,499
CONMED Corp.*                                                   74,500                2,117,290
CTI Molecular
  Imaging, Inc.*                                               153,700                2,181,003
Foxhollow
  Technologies, Inc.*                                              420                   10,328
Kensey Nash Corp.*+                                             58,400                2,016,552
PSS World Medical, Inc.*                                       179,900                2,251,448
Resmed, Inc.*+                                                  68,700                3,510,570
Respironics, Inc.*                                               2,720                  147,859
Zoll Medical Corp.*                                              5,840                  200,896
                                                                         ----------------------
                                                                                     14,298,445
                                                                         ----------------------

METALS & MINING -- 1.1%
Carpenter Technology                                            55,110                3,221,731
Precision Castparts Corp.                                       33,300                2,187,144
                                                                         ----------------------
                                                                                      5,408,875
                                                                         ----------------------

PHARMACEUTICALS -- 4.0%
Abgenix, Inc.*                                                 182,090                1,882,811
Alkermes, Inc.*+                                               106,100                1,494,949
Amylin
  Pharmaceuticals, Inc.*+                                       97,430                2,275,965
Angiotech
  Pharmaceuticals, Inc.*                                       102,680                1,894,446
Atherogenics, Inc.*                                              9,200                  216,752
Encysive
  Pharmaceuticals, Inc.*                                        12,680                  125,912
EPIX
  Pharmaceuticals, Inc.*                                       185,950                3,330,364
Eyetech
  Pharmaceuticals, Inc.*+                                        3,660                  166,530
ICOS Corp.*                                                      6,300                  178,164
Impax Laboratories, Inc.*                                       11,210                  178,015
Martek
  Biosciences Corp.*+                                          108,500                5,555,200

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
The Medicines Co.*+                                             79,540   $            2,290,752
Neurocrine
  Biosciences, Inc.*                                             3,010                  148,393
NPS
  Pharmaceuticals, Inc.*+                                        8,020                  146,606
Salix Pharmaceuticals
  Limited*                                                       9,240                  162,532
                                                                         ----------------------
                                                                                     20,047,391
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 8.4%
Blackboard, Inc.*+                                             184,000                2,725,040
Cerner Corp.*+                                                 159,900                8,501,883
Dendrite
  International, Inc.*                                         461,100                8,945,340
EPIQ Systems, Inc.*+                                           145,129                2,124,689
Hyperion Solutions Corp.*                                       47,000                2,191,140
MicroStrategy, Inc. Cl. A*                                      77,436                4,665,519
Motive, Inc.*+                                                 134,500                1,530,610
NAVTEQ Corp.*                                                    4,610                  213,720
Red Hat, Inc.*+                                                151,000                2,015,850
Salesforce.com, Inc.*                                           16,300                  276,122
Seebeyond
  Technology Corp.*                                            131,400                  470,412
Take-Two Interactive
  Software, Inc.*+                                             234,580                8,161,038
THQ, Inc.*                                                      16,300                  373,922
Verint Systems, Inc.*                                            6,510                  236,508
                                                                         ----------------------
                                                                                     42,431,793
                                                                         ----------------------

REAL ESTATE -- 0.1%
CB Richard Ellis Group,
  Inc. Cl. A*                                                   13,470                  451,919
                                                                         ----------------------

RESTAURANTS -- 0.6%
Landry's Restaurants, Inc.                                       6,230                  181,044
RARE Hospitality
  International, Inc.*                                          79,710                2,539,561
Red Robin Gourmet
  Burgers, Inc.*                                                 6,030                  322,424
                                                                         ----------------------
                                                                                      3,043,029
                                                                         ----------------------

RETAIL -- 3.1%
A.C. Moore Arts &
  Crafts, Inc.*                                                 11,190                  322,384
Borders Group, Inc.                                             87,900                2,232,660
Electronics Boutique
  Holdings Corp.*                                                1,500                   64,410
Foot Locker, Inc.                                              151,700                4,085,281
Insight Enterprises, Inc.*                                      13,490                  276,815
Men's Wearhouse, Inc.*                                           9,440                  301,702
O'Reilly
  Automotive, Inc.*+                                           100,610                4,532,481
Stamps.com, Inc.                                                90,300                1,430,352
Tuesday Morning Corp.*                                          73,700                2,257,431
                                                                         ----------------------
                                                                                     15,503,516
                                                                         ----------------------

TELEPHONE UTILITIES -- 1.0%
General Communication,
  Inc. Cl. A*                                                  203,200   $            2,243,328
Nextel Partners,
  Inc. Cl. A*+                                                 112,500                2,198,250
Novatel Wireless, Inc.*+                                         7,490                  145,156
Rural Cellular
  Corp. Cl. A*+                                                100,300                  624,769
                                                                         ----------------------
                                                                                      5,211,503
                                                                         ----------------------

TRANSPORTATION -- 3.4%
Arkansas Best Corp.                                              8,800                  395,032
CNF, Inc.                                                       39,700                1,988,970
Fleetwood
  Enterprises, Inc.*                                            15,980                  215,091
J.B. Hunt Transport
  Services, Inc.                                               193,350                8,671,748
Kansas City Southern*+                                         284,650                5,046,845
Knight Transportation, Inc.                                      7,630                  189,224
OMI Corp.                                                        6,610                  111,379
Sirva, Inc.*                                                    18,770                  360,759
Yellow Roadway Corp.*                                            6,260                  348,745
                                                                         ----------------------
                                                                                     17,327,793
                                                                         ----------------------

TOTAL EQUITIES
(COST $359,544,646)                                                                 475,492,930
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 32.9%

CASH EQUIVALENTS -- 26.5%**
American AAdvanage
  Select Money
  Market Fund                                                1,555,180                1,555,180
Bank of America
  Bank Note
  2.260% 02/15/2005                             $            1,161,810                1,161,810
Bank of America
  Bank Note
  2.270% 01/18/2005                                          2,710,893                2,710,893
Bank of America
  Bank Note
  2.270% 03/03/2005                                          5,034,516                5,034,516
Bank of America
  Bank Note
  2.300% 06/09/2005                                          2,710,894                2,710,894
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                          1,181,176                1,181,176
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                          1,227,331                1,227,331
BGI Institutional Money
  Market Fund                                               13,941,739   $           13,941,739
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                             $              774,541                  774,541
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                          3,315,034                3,315,034
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          7,745,409                7,745,409
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                          3,040,075                3,040,075
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          4,647,247                4,647,247
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                          1,549,082                1,549,082
Federal Home Loan
  Bank Discount Note
  2.184% 01/05/2005                                          4,811,032                4,811,032
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                          1,549,082                1,549,082
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                          1,161,811                1,161,811
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                          6,389,963                6,389,963
Freddie Mac Discount Note
  2.184% 01/04/2005                                          5,412,922                5,412,922
Freddie Mac Discount Note
  2.228% 02/01/2005                                          1,445,077                1,445,077
Freddie Mac Discount Note
  2.277% 02/01/2005                                          6,762,650                6,762,650
General Electric
  Capital Corp.
  2.294% 01/21/2005                                          2,205,378                2,205,378
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          3,773,222                3,773,222
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                          1,781,444                1,781,444
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                          1,897,626                1,897,626
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                2,555,996                2,555,996

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
Merrimac Cash Fund,
  Premium Class                                              5,809,057   $            5,809,057
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                             $            5,111,971                5,111,971
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          3,872,705                3,872,705
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                          3,098,164                3,098,164
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          4,469,100                4,469,100
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                          2,323,622                2,323,622
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            387,270                  387,270
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          3,872,706                3,872,706
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            968,177                  968,177
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          3,872,706                3,872,706
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          9,279,001                9,279,001
                                                                         ----------------------
                                                                                    133,405,609
                                                                         ----------------------

REPURCHASE AGREEMENT -- 6.4%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                                         32,518,309               32,518,309
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                 165,923,918
                                                                         ----------------------

TOTAL INVESTMENTS -- 127.3%
(COST $525,468,564)***                                                              641,416,848

OTHER ASSETS/
(LIABILITIES) -- (27.3%)                                                           (137,435,005)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          503,981,843
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $32,523,051. Collaterized by U.S. Government Agency obligations with a rates of 2.768% - 5.625%, maturity dates of 04/25/16 - 05/25/34, and an aggregate market value, including accrued interest, of $34,146,658.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT SMALL COMPANY GROWTH FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 96.7%

ADVERTISING -- 0.9%
Aquantive, Inc.*+                                              118,000   $            1,054,920
Jupitermedia Corp.*                                             22,700                  539,806
                                                                         ----------------------
                                                                                      1,594,726
                                                                         ----------------------

AIR TRANSPORTATION -- 0.2%
Airtran Holdings, Inc.*+                                        40,400                  432,280
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 2.4%
Cache, Inc.*                                                    16,800                  302,736
Christopher & Banks Corp.                                       31,300                  577,485
HOT Topic, Inc.*                                                56,200                  966,078
Phillips-Van Heusen Corp.                                       34,200                  923,400
Quiksilver, Inc.*                                               51,100                1,522,269
                                                                         ----------------------
                                                                                      4,291,968
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 8.5%
Asta Funding, Inc.                                              34,900                  936,716
Bank of the Ozarks, Inc.                                         4,900                  166,747
Cascade Bancorp                                                 22,475                  454,445
Columbia Bancorp                                                33,200                1,135,108
Commercial Capital
  Bancorp, Inc.                                                145,332                3,368,796
Encore Capital Group, Inc.*                                     30,700                  730,046
Euronet Worldwide, Inc.*                                        33,500                  871,670
Gerber Scientific, Inc.*                                         2,500                   19,025
Glacier Bancorp, Inc.                                            9,328                  317,525
Nara Bancorp, Inc.                                               8,400                  178,668
Placer Sierra Bancshares                                        62,100                1,766,124
QC Holdings, Inc.*+                                             90,845                1,740,590
Silicon Valley Bancshares*+                                     32,800                1,470,096
Sterling Financial Corp.*                                       11,521                  452,315
United PanAm
  Financial Corp.*+                                             24,800                  472,688
W Holding Co., Inc.                                             55,998                1,284,594
                                                                         ----------------------
                                                                                     15,365,153
                                                                         ----------------------

CHEMICALS -- 1.0%
Cabot
  Microelectronics Corp.*+                                       6,600                  264,330
Symyx Technologies, Inc.*                                       47,700                1,434,816
                                                                         ----------------------
                                                                                      1,699,146
                                                                         ----------------------

COMMERCIAL SERVICES -- 5.7%
Casella Waste Systems,
  Inc. Cl. A*                                                   29,400                  430,416
Coinstar, Inc.*                                                 54,500                1,462,235
Education
  Management Corp.*                                             13,100                  432,431
eResearch Technology, Inc.*                                     53,600                  849,560
Exact Sciences Corp.*                                           63,800                  243,716
Harris Interactive, Inc.*                                       28,300   $              223,570
iPayment, Inc.*                                                  6,100                  302,072
Kosan Biosciences, Inc.*                                        55,500                  384,615
Labor Ready, Inc.*                                              99,000                1,675,080
Lionbridge
  Technologies, Inc.*                                          154,500                1,038,240
Navigant Consulting, Inc.*                                      18,500                  492,100
Opsware, Inc.*+                                                119,200                  874,928
Strayer Education, Inc.                                         10,500                1,152,795
URS Corp.*                                                      23,700                  760,770
                                                                         ----------------------
                                                                                     10,322,528
                                                                         ----------------------

COMMUNICATIONS -- 3.8%
Alvarion Limited*                                               92,500                1,228,400
Applied Signal
  Technology, Inc.                                              25,900                  912,975
Harmonic, Inc.*                                                 51,000                  425,340
Polycom, Inc.*                                                 149,800                3,493,336
Sonus Networks, Inc.*                                           73,000                  418,290
Westell Technologies,
  Inc. Cl. A*                                                   63,000                  428,400
                                                                         ----------------------
                                                                                      6,906,741
                                                                         ----------------------

COMPUTER & DATA PROCESSING SERVICES -- 0.6%
Digimarc Corp.*                                                120,000                1,118,400
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 2.4%
Hypercom Corp.*                                                107,000                  633,440
Jack Henry &
  Associates, Inc.                                              58,700                1,168,717
Mentor Graphics Corp.*+                                         41,900                  640,651
Parametric
  Technology Corp.*                                            142,000                  836,380
RadiSys Corp.*                                                  49,600                  969,680
                                                                         ----------------------
                                                                                      4,248,868
                                                                         ----------------------

COMPUTER MAINTENANCE & REPAIR -- 0.2%
Electronics for Imaging, Inc.*                                  22,000                  383,020
                                                                         ----------------------

COMPUTER PROGRAMMING SERVICES -- 0.8%
answerthink, Inc.*                                              90,900                  423,594
Jamdat Mobile, Inc.*+                                           47,100                  972,615
                                                                         ----------------------
                                                                                      1,396,209
                                                                         ----------------------

COMPUTER RELATED SERVICES -- 2.1%
Corillian Corp.*                                               154,989                  762,546
Identix, Inc.*                                                  34,200                  252,396
LivePerson, Inc.*                                               60,000                  188,400
Navarre Corp.*                                                  76,900                1,353,440
Register.com, Inc.*                                             88,000                  558,800
Secure Computing Corp.*                                         60,200                  600,796
                                                                         ----------------------
                                                                                      3,716,378
                                                                         ----------------------

COMPUTERS & INFORMATION -- 3.9%
Danka Business
  Systems PLC ADR
  (United Kingdom)*+                                           340,400   $            1,075,664
Emulex Corp.*                                                   48,500                  816,740
Extreme Networks, Inc.*                                         72,700                  476,185
Foundry Networks, Inc.*                                         36,400                  479,024
Immersion Corp.*+                                              182,900                1,333,341
Komag, Inc.*                                                    46,900                  880,782
SRA International,
  Inc. Cl. A*                                                   14,300                  918,060
Western Digital Corp.*                                          90,800                  984,272
                                                                         ----------------------
                                                                                      6,964,068
                                                                         ----------------------

DATA PROCESSING & PREPARATION -- 0.9%
Factset Research
  Systems, Inc.+                                                12,100                  707,124
HomeStore, Inc.*                                               198,000                  599,940
The TriZetto Group, Inc.*                                       28,700                  272,650
                                                                         ----------------------
                                                                                      1,579,714
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 15.9%
Active Power, Inc.*                                             39,100                  179,860
Agere Systems, Inc. Cl. A*                                     324,600                  444,702
Altera Corp.*                                                   63,900                1,322,730
August Technology Corp.*                                        43,600                  459,108
Cognex Corp.                                                    12,600                  351,540
Color Kinetics, Inc.*                                           18,400                  323,472
Credence Systems Corp.*+                                       138,500                1,267,275
Cymer, Inc.*+                                                   23,700                  700,098
Cypress
  Semiconductor Corp.*                                          48,600                  570,078
Electric City Corp.*+                                          467,400                  574,902
FSI International, Inc.*                                       227,700                1,063,359
Genesis Microchip, Inc.*+                                      120,400                1,952,888
Integrated Circuit
  Systems, Inc.*+                                               30,200                  631,784
Integrated Device
  Technology, Inc.*                                             48,400                  559,504
Lattice
  Semiconductor Corp.*+                                        445,400                2,538,780
Leadis Technology, Inc.*+                                       16,700                  177,855
LSI Logic Corp.*                                                82,600                  452,648
Mykrolis Corp.*                                                 67,400                  955,058
ON Semiconductor Corp.*                                        201,700                  915,718
On Track Innovations
  Limited*+                                                    112,800                1,504,752
Park Electrochemical Corp.                                      21,900                  474,792
Pixelworks, Inc.*+                                             212,100                2,405,214
PLX Technology, Inc.*                                           84,900                  882,960
Raven Industries, Inc.                                          42,400                  903,544

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Rudolph
  Technologies, Inc.*+                                          62,500   $            1,073,125
Skyworks Solutions, Inc.*+                                     124,600                1,174,978
Spatialight, Inc.*+                                             74,792                  669,388
STATS ChipPAC Limited
  ADR (Singapore)*+                                             76,826                  470,175
Synaptics, Inc.*                                                29,700                  908,226
Trident Microsystems, Inc.*                                      4,900                   81,928
Triquint
  Semiconductor, Inc.*                                         299,500                1,332,775
Ultra Clean Holdings*                                           59,200                  358,752
Universal Display Corp.*                                        14,300                  128,700
Zoltek Cos., Inc.*+                                             48,200                  720,590
                                                                         ----------------------
                                                                                     28,531,258
                                                                         ----------------------

ENERGY -- 3.3%
ATP Oil & Gas Corp.*+                                           63,600                1,181,688
Brigham Exploration Co.*                                        15,600                  140,400
CAL Dive International, Inc.*                                   19,800                  806,850
Headwaters, Inc.*                                               17,100                  487,350
KCS Energy, Inc.*                                               19,900                  294,122
Mission Resources Corp.*                                        77,000                  449,680
Quicksilver
  Resources, Inc.*+                                             28,400                1,044,552
Range Resources Corp.                                           30,400                  621,984
Stolt Offshore SA
  Sponsored ADR
  (United Kingdom)*+                                           141,000                  916,500
                                                                         ----------------------
                                                                                      5,943,126
                                                                         ----------------------

ENTERTAINMENT & LEISURE -- 2.0%
Bally Total Fitness
  Holding Corp.*                                               136,800                  580,032
Macrovision Corp.*                                              16,100                  414,092
Multimedia Games, Inc.*+                                        97,600                1,538,176
Sunterra Corp.*+                                                75,400                1,058,616
                                                                         ----------------------
                                                                                      3,590,916
                                                                         ----------------------

FINANCIAL SERVICES -- 3.7%
BankAtlantic Bancorp,
  Inc. Cl. A                                                    45,800                  911,420
E Trade Financial Corp.*                                       233,500                3,490,825
Greenhill & Co., Inc.                                           12,900                  370,230
NorthStar Realty Finance
  Corp. REIT*                                                   35,700                  408,765
Redwood Trust, Inc.+                                            11,700                  726,453
Saxon REIT, Inc. REIT                                           33,600                  806,064
                                                                         ----------------------
                                                                                      6,713,757
                                                                         ----------------------

FOODS -- 1.0%
Panera Bread Co. Cl. A*+                                        28,300                1,141,056
Performance Food
  Group Co.*                                                    24,400                  656,604
                                                                         ----------------------
                                                                                      1,797,660
                                                                         ----------------------

HEALTHCARE -- 4.2%
Alliance Imaging, Inc.*                                         59,700   $              671,625
AmSurg Corp.*                                                   36,500                1,078,210
Beverly Enterprises, Inc.*                                      79,600                  728,340
LifePoint Hospitals, Inc.*+                                     28,300                  985,406
Odyssey Healthcare, Inc.*+                                      12,000                  164,160
PainCare Holdings, Inc.*                                        93,200                  284,260
Pediatrix Medical
  Group, Inc.*                                                  19,400                1,242,570
Psychiatric Solutions, Inc.*                                    42,000                1,535,520
United Surgical Partners
  International, Inc.*                                          20,700                  863,190
                                                                         ----------------------
                                                                                      7,553,281
                                                                         ----------------------

HEAVY CONSTRUCTION -- 1.0%
Comstock Homebuilding
  Cos., Inc. Cl. A*+                                            29,400                  640,038
Levitt Corp. Cl. A                                              39,700                1,213,629
                                                                         ----------------------
                                                                                      1,853,667
                                                                         ----------------------

HEAVY MACHINERY -- 0.6%
Electroglas, Inc.*+                                             24,800                  117,800
Manitowoc Co.                                                   27,500                1,035,375
                                                                         ----------------------
                                                                                      1,153,175
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.8%
Meritage Homes Corp.*                                           12,600                1,420,020
                                                                         ----------------------

INFORMATION RETRIEVAL SERVICES -- 0.2%
Agile Software Corp.*                                           50,500                  412,585
                                                                         ----------------------

INSURANCE -- 0.2%
Quanta Capital Holdings
  Limited*                                                      38,500                  354,970
                                                                         ----------------------

INTERNET SOFTWARE -- 0.5%
MatrixOne, Inc.*                                               147,600                  966,780
                                                                         ----------------------

MACHINERY & COMPONENTS -- 1.0%
Brooks Automation, Inc.*                                       105,400                1,814,988
                                                                         ----------------------

MEDICAL SUPPLIES -- 3.9%
ADE Corp.*+                                                     47,500                  889,200
Align Technology, Inc.*+                                       123,200                1,324,400
Dionex Corp.*                                                   16,100                  912,387
FEI Co.*+                                                       85,200                1,789,200
Spectral Diagnostics, Inc.*                                    244,000                  207,400
Sybron Dental
  Specialties, Inc.*                                            26,800                  948,184
Syneron Medical Limited*+                                       18,900                  578,340
Technology Research Corp.                                       44,600                  309,033
                                                                         ----------------------
                                                                                      6,958,144
                                                                         ----------------------

METALS & MINING -- 1.5%
Century Aluminum Co.*                                           19,300   $              506,818
Foundation Coal
  Holdings, Inc.*+                                              28,300                  652,598
Massey Energy Co.+                                              32,900                1,149,855
Steel Dynamics, Inc.                                            11,200                  424,256
                                                                         ----------------------
                                                                                      2,733,527
                                                                         ----------------------

PHARMACEUTICALS -- 12.0%
Alkermes, Inc.*+                                                43,300                  610,097
Arqule, Inc.*                                                   14,700                   85,113
Calypte Biomedical Corp.*                                    1,717,000                  669,630
Cell Genesys, Inc.*+                                           149,500                1,210,950
Columbia
  Laboratories, Inc.*                                           15,400                   40,764
Corixa Corp.*+                                                 128,800                  468,832
Cubist
  Pharmaceuticals, Inc.*                                       111,000                1,313,130
Dendreon Corp.*+                                               120,100                1,294,678
Digene Corp.*                                                   24,700                  645,905
Discovery Laboratories, Inc.*                                   24,500                  194,285
Eon Labs, Inc.*+                                                54,800                1,479,600
Genitope Corp.*+                                                37,500                  639,000
Guilford
  Pharmaceuticals, Inc.*+                                       68,900                  341,055
Halozyme
  Therapeutics, Inc.*                                          288,600                  634,920
Isis Pharmaceuticals, Inc.*+                                   150,800                  889,720
La Jolla
  Pharmaceutical Co.*                                          156,400                  261,188
Medarex, Inc.*+                                                172,800                1,862,784
MGI Pharma, Inc.*+                                              32,100                  899,121
NPS Pharmaceuticals, Inc.*                                      44,600                  815,288
Nuvelo, Inc.*                                                  148,500                1,462,725
OraSure Technologies, Inc.*                                     65,300                  438,816
Pain Therapeutics, Inc.*                                        36,300                  261,723
Serologicals Corp.*+                                            34,800                  769,776
Taro Pharmaceutical
  Industries Limited*+                                          12,600                  428,778
Telik, Inc.*                                                    64,600                1,236,444
Third Wave
  Technologies, Inc.*                                          170,700                1,468,020
Transgenomic, Inc.*                                             70,500                   81,075
USANA Health
  Sciences, Inc.*+                                              14,700                  502,740
Vasogen, Inc.*                                                  55,100                  281,010
Viropharma, Inc.*+                                              65,600                  213,200
                                                                         ----------------------
                                                                                     21,500,367
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 3.5%
Blackboard, Inc.*+                                              38,100                  564,261
Motive, Inc.*+                                                  31,400                  357,332
Napster, Inc.*                                                   6,800                   63,920
Onyx Software Corp.*                                            43,650                  139,680

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
Open Solutions, Inc.*                                           14,700   $              381,612
Open Text Corp.*+                                               38,800                  777,940
Packeteer, Inc.*                                                74,600                1,077,970
Pinnacle Systems, Inc.*                                        233,900                1,426,790
Tibco Software, Inc.*                                           71,900                  959,146
TradeStation Group, Inc.*                                       76,800                  539,136
                                                                         ----------------------
                                                                                      6,287,787
                                                                         ----------------------

REAL ESTATE -- 0.4%
WCI Communities, Inc.*                                          23,000                  676,200
                                                                         ----------------------

RESTAURANTS -- 1.5%
Benihana, Inc. Cl. A*                                           77,900                1,265,875
BJ's Restaurants, Inc.*                                         10,500                  147,000
Buffalo Wild Wings, Inc.*                                        9,800                  341,138
Red Robin Gourmet
  Burgers, Inc.*                                                18,500                  989,195
                                                                         ----------------------
                                                                                      2,743,208
                                                                         ----------------------

RETAIL -- 3.7%
Blue Nile, Inc.*+                                               22,500                  621,450
Build-A-Bear
  Workshop, Inc.*                                                5,200                  182,780
Cost Plus, Inc.*                                                22,700                  729,351
GameStop Corp.*+                                                61,000                1,363,960
The J. Jill Group, Inc.*                                        50,900                  757,901
Kenneth Cole Productions,
  Inc. Cl. A                                                    24,900                  768,414
Knoll, Inc.*                                                    19,500                  341,250
Marvel Enterprises, Inc.*+                                      42,950                  879,616
West Marine, Inc.*+                                             37,000                  915,750
                                                                         ----------------------
                                                                                      6,560,472
                                                                         ----------------------

TELEPHONE UTILITIES -- 1.1%
j2 Global
  Communications, Inc.*+                                        33,700                1,162,650
Novatel Wireless, Inc.*                                         45,000                  872,100
                                                                         ----------------------
                                                                                      2,034,750
                                                                         ----------------------

TRANSPORTATION -- 1.3%
Overseas Shipholding
  Group, Inc.                                                   14,700                  811,440
US Xpress Enterprises,
  Inc. Cl. A*                                                   40,000                1,172,000
Werner Enterprises, Inc.                                        18,200                  412,048
                                                                         ----------------------
                                                                                      2,395,488
                                                                         ----------------------

TOTAL EQUITIES
(COST $162,582,755)                                                                 174,015,325
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 29.2%

CASH EQUIVALENTS -- 25.2%**
American AAdvanage
  Select Money
  Market Fund                                                  529,110   $              529,110
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              395,272                  395,272
Bank of America
  Bank Note
  2.270% 01/18/2005                                            922,302                  922,302
Bank of America
  Bank Note
  2.270% 03/03/2005                                          1,712,847                1,712,847
Bank of America
  Bank Note
  2.300% 06/09/2005                                            922,302                  922,302
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                            401,860                  401,860
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            417,563                  417,563
BGI Institutional Money
  Market Fund                                                4,743,268                4,743,268
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            263,516                  263,516
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                          1,127,843                1,127,843
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          2,635,149                2,635,149
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                          1,034,296                1,034,296
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          1,581,089                1,581,089
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            527,030                  527,030
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                          1,636,812                1,636,812
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            527,030                  527,030
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            395,272                  395,272
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                             $            2,173,997   $            2,173,997
Freddie Mac Discount Note
  2.184% 01/04/2005                                          1,841,588                1,841,588
Freddie Mac Discount Note
  2.228% 02/01/2005                                            491,646                  491,646
Freddie Mac Discount Note
  2.277% 02/01/2005                                          2,300,794                2,300,794
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            750,314                  750,314
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          1,283,728                1,283,728
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                            606,084                  606,084
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            645,611                  645,611
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  869,603                  869,603
Merrimac Cash Fund,
  Premium Class                                              1,976,361                1,976,361
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          1,739,198                1,739,198
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          1,317,574                1,317,574
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                          1,054,059                1,054,059
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          1,520,481                1,520,481
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            790,545                  790,545
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            131,757                  131,757
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          1,317,574                1,317,574
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            329,393                  329,393
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          1,317,574                1,317,574

    The accompanying notes are an integral part of the financial statements.

                                                      PRINCIPAL                  MARKET
                                                        AMOUNT                   VALUE
                                                ----------------------   ----------------------
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                             $            3,156,908   $            3,156,908
                                                                         ----------------------
                                                                                     45,387,350
                                                                         ----------------------

REPURCHASE AGREEMENT -- 4.0%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                                          7,158,590                7,158,590
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  52,545,940
                                                                         ----------------------

TOTAL INVESTMENTS -- 125.9%
(COST $215,128,695)***                                                              226,561,265

OTHER ASSETS/
(LIABILITIES) -- (25.9%)                                                            (46,586,609)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          179,974,656
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $7,159,634. Collateralized by U.S. Government Agency Obligation with a rate of 4.625%, maturity date of 03/25/2029, and an aggregate market value, including accrued interest, of $7,516,520.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT EMERGING GROWTH FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 96.5%

ADVERTISING -- 1.9%
Jupitermedia Corp.*                                             31,440   $              747,643
Valueclick, Inc.*+                                             133,490                1,779,422
                                                                         ----------------------
                                                                                      2,527,065
                                                                         ----------------------

AEROSPACE & DEFENSE -- 0.6%
Engineered Support
  Systems, Inc.+                                                13,690                  810,722
                                                                         ----------------------

AIR TRANSPORTATION -- 0.4%
Forward Air Corp.*                                              12,500                  558,750
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 4.7%
American Eagle
  Outfitters, Inc.                                               9,080                  427,668
bebe stores, inc.+                                              79,610                2,147,878
Deckers Outdoor Corp.*+                                         38,850                1,825,561
Oxford Industries, Inc.                                         17,050                  704,165
Urban Outfitters, Inc.*                                         29,410                1,305,804
                                                                         ----------------------
                                                                                      6,411,076
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 3.4%
Advance America Cash
  Advance Centers, Inc.*+                                        3,990                   91,370
Commercial Capital
  Bancorp, Inc.+                                                47,420                1,099,196
Community Bancorp/NV*                                              600                   18,360
Nara Bancorp, Inc.                                              40,830                  868,454
PrivateBancorp, Inc.+                                           25,910                  835,079
Signature Bank*                                                 15,640                  506,110
Silicon
  Valley Bancshares*+                                           28,760                1,289,023
                                                                         ----------------------
                                                                                      4,707,592
                                                                         ----------------------

BUILDING MATERIALS & CONSTRUCTION -- 1.6%
Chemed Corp.                                                    20,250                1,358,977
Merge
  Technologies, Inc.*+                                          35,810                  796,772
                                                                         ----------------------
                                                                                      2,155,749
                                                                         ----------------------

COMMERCIAL SERVICES -- 11.3%
Aaron Rents, Inc.                                               30,595                  764,876
Arbinet-thexchange, Inc.*                                        2,980                   74,053
Bright Horizons Family
  Solutions, Inc.*                                              16,800                1,087,968
eResearch
  Technology, Inc.*                                              1,910                   30,273
Global Payments, Inc.+                                          21,440                1,255,098
Greenfield Online, Inc.*+                                       66,940                1,472,011
Heidrick & Struggles
  International, Inc.*                                          33,100                1,134,337
Huron Consulting
  Group, Inc.*                                                   9,280   $              206,016
Magellan Health
  Services, Inc.*                                               16,800                  573,888
Marlin Business
  Services Corp.*                                               37,080                  704,520
MPS Group, Inc.*                                               117,130                1,436,014
Navigant
  Consulting, Inc.*+                                            85,160                2,265,256
Netease.com, Inc.
  Sponsored
  ADR (China)*+                                                 23,710                1,252,599
Resources
  Connection, Inc.*+                                            23,160                1,257,820
Universal Technical
  Institute, Inc.*                                              27,440                1,046,013
Wind River Systems, Inc.*                                       68,110                  922,890
                                                                         ----------------------
                                                                                     15,483,632
                                                                         ----------------------

COMMUNICATIONS -- 2.8%
Alvarion Limited*                                               33,600                  446,208
AudioCodes Limited*+                                            57,750                  959,227
InPhonic, Inc.*                                                 13,150                  361,362
Lifeline Systems, Inc.*                                         29,940                  771,254
Openwave Systems, Inc.*                                         81,040                1,252,878
                                                                         ----------------------
                                                                                      3,790,929
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.9%
F5 Networks, Inc.*                                               6,430                  313,270
Mercury Computer
  Systems, Inc.*                                                19,270                  571,934
Sapient Corp.*                                                  41,750                  330,242
                                                                         ----------------------
                                                                                      1,215,446
                                                                         ----------------------

COMPUTER PROGRAMMING SERVICES -- 3.2%
CACI International,
  Inc. Cl. A*                                                   14,130                  962,677
Innovative Solutions &
  Support, Inc.*                                                10,390                  346,610
Jamdat Mobile, Inc.*                                            36,680                  757,442
Macromedia, Inc.*                                               42,880                1,334,426
Shanda Interactive
  Entertainment Limited
  ADR (Cayman Islands)*+                                        21,240                  902,700
                                                                         ----------------------
                                                                                      4,303,855
                                                                         ----------------------

COMPUTER RELATED SERVICES -- 1.4%
Checkfree Corp.*+                                               20,180                  768,454
CNET Networks, Inc.*+                                           97,810                1,098,406
                                                                         ----------------------
                                                                                      1,866,860
                                                                         ----------------------

COMPUTERS & INFORMATION -- 2.9%
Emulex Corp.*                                                   14,330                  241,317
M-Systems Flash Disk
  Pioneers Limited*+                                            81,480   $            1,606,786
PalmOne, Inc.*+                                                 26,150                  825,032
Scientific Games
  Corp. Cl. A*                                                  55,140                1,314,538
                                                                         ----------------------
                                                                                      3,987,673
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 9.0%
August Technology Corp.*                                        75,220                  792,067
California Micro
  Devices Corp.*                                                17,640                  125,068
Cascade Microtech, Inc.*                                         2,420                   32,476
Ceradyne, Inc.*+                                                16,934                  968,794
Credence Systems Corp.*                                         50,200                  459,330
Cree, Inc.*+                                                    10,590                  424,447
DRS Technologies, Inc.*                                         30,370                1,297,103
FormFactor, Inc.*                                               25,280                  686,099
Ixia*                                                           68,370                1,149,300
O2Micro International
  Limited*                                                      64,680                  739,939
Photon Dynamics, Inc.*                                          36,070                  875,780
Power Integrations, Inc.*+                                      27,500                  543,950
Sigmatel, Inc.*                                                 29,610                1,052,043
Skyworks Solutions, Inc.*                                       18,810                  177,378
Synaptics, Inc.*                                                15,260                  466,651
Tessera
  Technologies, Inc.*                                           36,530                1,359,281
Virage Logic Corp.*                                             64,750                1,202,407
                                                                         ----------------------
                                                                                     12,352,113
                                                                         ----------------------

ENERGY -- 2.6%
CAL Dive
  International, Inc.*                                          22,090                  900,167
Denbury Resources, Inc.*                                        45,390                1,245,955
Superior Energy
  Services, Inc.*                                               15,740                  242,553
Unit Corp.*                                                     32,140                1,228,069
                                                                         ----------------------
                                                                                      3,616,744
                                                                         ----------------------

FINANCIAL SERVICES -- 3.8%
Accredited Home Lenders
  Holding Co.*                                                  16,630                  826,178
Affiliated Managers
  Group, Inc.*+                                                 22,160                1,501,118
Boston Private Financial
  Holdings, Inc.                                                48,080                1,354,414
East West Bancorp, Inc.                                         14,630                  613,875
First Cash Financial
  Services, Inc.*                                               32,390                  865,137
                                                                         ----------------------
                                                                                      5,160,722
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
HEALTHCARE -- 3.4%
American
  Healthways, Inc.*+                                            41,620   $            1,375,125
Matria Healthcare, Inc.*+                                       37,030                1,446,762
United Surgical Partners
  International, Inc.*                                          37,160                1,549,572
VistaCare, Inc. Cl. A*+                                         19,220                  319,629
                                                                         ----------------------
                                                                                      4,691,088
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.3%
Miller (Herman), Inc.                                           15,610                  431,304
                                                                         ----------------------

INFORMATION RETRIEVAL SERVICES -- 2.9%
Ask Jeeves, Inc.*+                                              42,750                1,143,562
CoStar Group, Inc.*                                              9,031                  417,052
Digital River, Inc.*                                            20,010                  832,616
Infospace, Inc.*                                                32,760                1,557,738
                                                                         ----------------------
                                                                                      3,950,968
                                                                         ----------------------

INSURANCE -- 3.0%
AMERIGROUP Corp.*                                               18,570                1,405,006
Centene Corp.*                                                  34,810                  986,863
HealthExtras, Inc.*                                             55,530                  905,139
ProAssurance Corp.*                                              5,450                  213,149
Tower Group, Inc.                                               51,060                  612,720
                                                                         ----------------------
                                                                                      4,122,877
                                                                         ----------------------

INTERNET SOFTWARE -- 1.2%
WebEx
  Communications, Inc.*+                                        70,136                1,667,834
                                                                         ----------------------

LODGING -- 2.0%
Four Seasons Hotels, Inc.+                                      20,680                1,691,417
Las Vegas Sands Corp.*                                             450                   21,600
Station Casinos, Inc.                                           18,460                1,009,393
                                                                         ----------------------
                                                                                      2,722,410
                                                                         ----------------------

MACHINERY & COMPONENTS -- 2.0%
Axcelis Technologies, Inc.*                                     39,200                  318,696
Grant Prideco, Inc.*                                            74,310                1,489,916
IDEX Corp.                                                       9,180                  371,790
Ultratech, Inc.*                                                32,590                  614,322
                                                                         ----------------------
                                                                                      2,794,724
                                                                         ----------------------

MEDICAL SUPPLIES -- 4.6%
Advanced Neuromodulation
  Systems, Inc.*+                                               14,670                  578,878
American Medical Systems
  Holdings, Inc.*                                               22,750                  951,178
Armor Holdings, Inc.*                                           22,130                1,040,553
BEI Technologies, Inc.                                          24,370                  752,546
I-Flow Corp.*                                                   19,070                  347,646
Intuitive Surgical, Inc.*                                       27,990                1,120,160
Laserscope*+                                                    29,310                1,052,522
Ventana Medical
  Systems, Inc.*                                                 7,770   $              497,202
                                                                         ----------------------
                                                                                      6,340,685
                                                                         ----------------------

METALS & MINING -- 0.7%
Maverick Tube Corp.*                                            33,500                1,015,050
                                                                         ----------------------

PHARMACEUTICALS -- 12.8%
Able Laboratories, Inc.*                                        57,110                1,299,253
Alexion
  Pharmaceuticals, Inc.*                                        69,660                1,755,432
Angiotech
  Pharmaceuticals, Inc.*                                        77,310                1,426,370
Atherogenics, Inc.*+                                            25,085                  591,003
Bone Care
  International, Inc.*                                          25,020                  696,807
CV Therapeutics, Inc.*+                                         26,420                  607,660
Cypress Bioscience, Inc.*                                       54,230                  762,474
Discovery
  Laboratories, Inc.*                                          137,630                1,091,406
EPIX Pharmaceuticals, Inc.*                                     41,870                  749,892
First Horizon
  Pharmaceutical Corp.*                                         20,690                  473,594
Inspire
  Pharmaceuticals, Inc.*+                                       62,710                1,051,647
The Medicines Co.*+                                             14,580                  419,904
Nabi Biopharmaceuticals*                                        90,410                1,324,507
NitroMed, Inc.*+                                                27,240                  725,946
Nuvelo, Inc.*                                                   76,830                  756,776
Orchid Biosciences, Inc.*                                       13,860                  159,390
QLT, Inc.*                                                      36,830                  592,226
Rigel Pharmaceuticals, Inc.*                                    54,280                1,325,518
Salix Pharmaceuticals
  Limited*+                                                     47,890                  842,385
Theravance, Inc.*                                               27,950                  500,305
Vaxgen, Inc.*+                                                  20,890                  355,130
                                                                         ----------------------
                                                                                     17,507,625
                                                                         ----------------------

PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.8%
Sonic Solutions, Inc.*+                                         50,160                1,125,590
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 4.8%
Altiris, Inc.*                                                  42,848                1,518,105
Dendrite International, Inc.*                                   54,080                1,049,152
Epicor Software Corp.*                                          69,410                  977,987
FalconStor Software, Inc.*+                                      8,680                   83,068
MicroStrategy, Inc. Cl. A*                                      14,370                  865,793
Open Solutions, Inc.*                                           31,680                  822,413
Quest Software, Inc.*                                           44,470                  709,297
THQ, Inc.*+                                                     23,510                  539,319
                                                                         ----------------------
                                                                                      6,565,134
                                                                         ----------------------

REAL ESTATE -- 0.0%
Housevalues, Inc.*+                                              2,880                   43,258
                                                                         ----------------------

RESTAURANTS -- 1.6%
P.F. Chang's China
  Bistro, Inc.*+                                                16,420   $              925,267
RARE Hospitality
  International, Inc.*                                          40,970                1,305,304
                                                                         ----------------------
                                                                                      2,230,571
                                                                         ----------------------

RETAIL -- 1.0%
GSI Commerce, Inc.*                                             33,000                  586,740
Kenneth Cole Productions,
  Inc. Cl. A                                                    23,510                  725,519
                                                                         ----------------------
                                                                                      1,312,259
                                                                         ----------------------

RETAIL - INTERNET -- 1.3%
Priceline.com, Inc.*+                                           73,266                1,728,345
                                                                         ----------------------

TELEPHONE UTILITIES -- 1.8%
j2 Global
  Communications, Inc.*+                                        35,970                1,240,965
Novatel Wireless, Inc.*+                                        59,280                1,148,846
                                                                         ----------------------
                                                                                      2,389,811
                                                                         ----------------------

TOYS, GAMES -- 0.7%
K2, Inc.*                                                       57,560                  914,053
                                                                         ----------------------

TRANSPORTATION -- 1.1%
Old Dominion Freight
  Line, Inc.*                                                   22,000                  765,600
UTI Worldwide, Inc.                                             10,850                  738,017
                                                                         ----------------------
                                                                                      1,503,617
                                                                         ----------------------

TOTAL EQUITIES
(COST $111,275,202)                                                                 132,006,131
                                                                         ----------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                ----------------------
SHORT-TERM INVESTMENTS -- 33.1%

CASH EQUIVALENTS -- 28.6%**
American AAdvanage
  Select Money
  Market Fund                                                  455,199                  455,199
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              340,061                  340,061
Bank of America
  Bank Note
  2.270% 01/18/2005                                            793,476                  793,476
Bank of America
  Bank Note
  2.270% 03/03/2005                                          1,473,596                1,473,596
Bank of America
  Bank Note
  2.300% 06/09/2005                                            793,476                  793,476

    The accompanying notes are an integral part of the financial statements.

                                                      PRINCIPAL                  MARKET
                                                        AMOUNT                   VALUE
                                                ----------------------   ----------------------
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                             $              345,728   $              345,728
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            359,238                  359,238
BGI Institutional
  Money Market Fund                                          4,080,729                4,080,729
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            226,707                  226,707
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                            970,307                  970,307
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          2,267,071                2,267,071
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                            889,826                  889,826
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          1,360,244                1,360,244
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            453,414                  453,414
Federal Home Loan Bank
  Discount Note
  2.184% 01/05/2005                                          1,408,183                1,408,183
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            453,414                  453,414
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            340,061                  340,061
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                                          1,870,334                1,870,334
Freddie Mac
  Discount Note
  2.184% 01/04/2005                                          1,584,355                1,584,355
Freddie Mac
  Discount Note
  2.228% 02/01/2005                                            422,972                  422,972
Freddie Mac
  Discount Note
  2.277% 02/01/2005                                          1,979,419                1,979,419
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            645,511                  645,511
General Electric
  Capital Corp.
  2.295% 01/10/2005                             $            1,104,417   $            1,104,417
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                            521,426                  521,426
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            555,433                  555,433
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  748,137                  748,137
Merrimac Cash Fund,
  Premium Class                                              1,700,304                1,700,304
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          1,496,267                1,496,267
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          1,133,535                1,133,535
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                            906,828                  906,828
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          1,308,100                1,308,100
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            680,121                  680,121
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            113,354                  113,354
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          1,133,535                1,133,535
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            283,383                  283,383
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          1,133,535                1,133,535
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          2,715,952                2,715,952
                                                                         ----------------------
                                                                                     39,047,648
                                                                         ----------------------

REPURCHASE AGREEMENT -- 4.5%
Investors Bank &
  Trust Company
  Repurchase Agreement,
  dated 12/31/2004, 1.75%,
  due 01/03/2005(a)                             $            6,179,016   $            6,179,016
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  45,226,664
                                                                         ----------------------

TOTAL INVESTMENTS -- 129.6%
(COST $156,501,866)***                                                              177,232,795

OTHER ASSETS/
(LIABILITIES) -- (29.6%)                                                            (40,432,554)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          136,800,241
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
(a) Maturity value of $6,179,917. Collateralized by U.S. Government Agency obligation with a rate of 4.625%, maturity date of 03/25/2023, and an aggregate market value, including accrued interest, of $6,487,966.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT OVERSEAS FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 95.5%

ADVERTISING -- 2.2%
Aegis Group PLC                                              2,512,800   $            5,229,043
Publicis Groupe+                                               246,000                7,994,630
                                                                         ----------------------
                                                                                     13,223,673
                                                                         ----------------------

AIR TRANSPORTATION -- 0.1%
Cathay Pacific Airways
  Limited                                                      457,000                  864,100
                                                                         ----------------------

APPAREL, TEXTILES & SHOES -- 2.5%
Adidas-Salomon AG                                               10,240                1,656,709
Ansell Limited                                                  91,736                  638,503
Chargeurs SA                                                    18,058                  764,808
Fast Retailing Co.                                              15,900                1,208,875
Giordano International
  Limited                                                    3,404,000                2,133,218
Next PLC                                                       113,250                3,603,928
Puma AG Rudolf
  Dassler Sport                                                  9,940                2,746,436
Toray Industries, Inc.                                         537,000                2,511,771
                                                                         ----------------------
                                                                                     15,264,248
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 4.9%
Autoliv ASP, Inc.+                                              36,348                1,746,262
Bayerische Motoren
  Werke AG                                                     207,600                9,397,464
Compagnie Generale des
  Etablissements
  Michelin Cl. B                                                54,500                3,505,921
Continental AG                                                  50,360                3,207,389
Hyundai Motor Co.
  Limited*                                                      38,970                2,087,010
Lafarge SA                                                      35,932                3,478,980
Toyota Motor Corp.                                             100,600                4,106,181
Volvo AB Cl. B                                                  69,860                2,781,396
                                                                         ----------------------
                                                                                     30,310,603
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 17.5%
Aeon Credit Service Co.
  Limited                                                        9,600                  714,406
Aiful Corp.                                                     20,100                2,207,926
Alpha Bank A.E.                                                 76,156                2,669,361
Anglo Irish Bank
  Corp. PLC                                                    153,530                3,748,091
Australia & New Zealand
  Banking Group Limited                                        483,300                7,754,935
Banco Popolare di
  Verona e Novara Scrl                                         185,900                3,792,122
Bank of Ireland                                                792,240               13,161,648
BNP Paribas SA                                                  80,800                5,874,731
Commonwealth
  Bank of Australia                                            131,960   $            3,301,353
Credit Agricole SA+                                             89,224                2,699,195
Credit Suisse Group*                                           210,200                8,915,390
DnB Nor ASA                                                    202,320                1,999,523
Erste Bank der
  oesterreichischen
  Sparkassen AG                                                108,242                5,798,798
HSBC Holdings PLC                                              177,560                3,009,019
KBC
  Bankverzekeringsholding+                                      22,340                1,720,974
Kookmin Bank*                                                  166,000                6,472,063
Lloyds TSB Group PLC                                           952,000                8,682,671
Mitsubishi Tokyo
  Financial Group, Inc.                                            290                2,934,615
Royal Bank of Scotland
  Group PLC                                                    135,171                4,565,452
Sanpaolo IMI SpA                                               255,900                3,696,569
Sumitomo Mitsui
  Financial Group, Inc.+                                           290                2,105,534
UniCredito Italiano SpA                                        793,000                4,573,524
United Overseas Bank
  Limited                                                      561,000                4,738,252
Yokohama Bank Limited                                          438,000                2,758,074
                                                                         ----------------------
                                                                                    107,894,226
                                                                         ----------------------

BEVERAGES -- 4.7%
Diageo PLC                                                     747,000               10,701,908
Heineken Holding
  NV Cl. A                                                     196,250                5,955,304
Heineken NV                                                     32,250                1,078,712
Lotte Chilsung Beverage
  Co. Limited*                                                   4,130                3,824,791
Pernod-Ricard SA+                                               49,245                7,569,312
                                                                         ----------------------
                                                                                     29,130,027
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 4.8%
British Sky Broadcasting
  Group PLC                                                    470,000                5,091,468
Grupo Televisa SA
  Sponsored ADR (Mexico)                                        95,500                5,777,750
John Fairfax Holdings
  Limited                                                    1,428,400                5,064,973
Pearson PLC                                                    211,720                2,565,266
Vivendi Universal SA*                                          337,680               10,869,190
                                                                         ----------------------
                                                                                     29,368,647
                                                                         ----------------------

CHEMICALS -- 5.1%
Akzo Nobel, Inc.                                               192,500                8,238,002
BASF AG                                                         36,810                2,659,527
Givaudan SA Registered                                           9,450                6,267,176
Lonza Group AG Registered                                      141,500                8,015,783
Shin-Etsu Chemical Co.
  Limited                                                       34,000   $            1,395,167
Syngenta AG*                                                    47,500                5,068,037
                                                                         ----------------------
                                                                                     31,643,692
                                                                         ----------------------

COMMERCIAL SERVICES -- 0.8%
Michael Page
  International PLC                                            980,800                3,538,416
Mitsui & Co. Limited                                           166,000                1,490,018
                                                                         ----------------------
                                                                                      5,028,434
                                                                         ----------------------

COMMUNICATIONS -- 5.9%
America Movil SA de CV
  Sponsored ADR
  Series L (Mexico)                                             73,400                3,842,490
Deutsche Telekom AG*                                            80,150                1,822,324
Ericsson (LM) Cl. B*                                           619,700                1,982,608
Mobile Telesystems
  OJSC Sponsored
  ADR (Russia)+                                                 10,439                1,445,906
SK Telecom Co. Limited                                          43,630                8,299,869
Telefonica SA                                                  284,198                5,366,857
Telenor ASA                                                    225,300                2,052,445
Vodafone Group PLC                                           4,224,370               11,499,807
                                                                         ----------------------
                                                                                     36,312,306
                                                                         ----------------------

COMPUTER & OTHER DATA
  PROCESSING SERVICE -- 0.2%
Rakuten, Inc.                                                      100                  114,497
Rakuten, Inc. (When Issued)*                                       900                  807,569
                                                                         ----------------------
                                                                                        922,066
                                                                         ----------------------

COMPUTER RELATED SERVICES -- 1.7%
Meitec Corp.                                                   148,700                5,544,318
SAP AG                                                          25,840                4,628,591
                                                                         ----------------------
                                                                                     10,172,909
                                                                         ----------------------

CONTAINERS -- 0.4%
Amcor Limited                                                  459,790                2,633,639
                                                                         ----------------------

COSMETICS & PERSONAL CARE -- 0.5%
L'Oreal SA                                                      41,500                3,161,700
                                                                         ----------------------

ELECTRIC UTILITIES -- 0.5%
E.ON AG                                                         31,800                2,907,914
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 1.5%
Olympus Corp.                                                  200,000                4,272,021
Omron Corp.                                                     41,500                  990,942
Schneider Electric SA                                           40,330                2,814,689
Sharp Corp.                                                     82,000                1,334,410
                                                                         ----------------------
                                                                                      9,412,062
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
ENERGY -- 3.7%
BP PLC                                                       1,135,440   $           11,125,579
EnCana Corp.                                                    59,032                3,352,671
Norsk Hydro ASA                                                  1,090                   86,283
Total SA                                                        36,930                8,122,475
                                                                         ----------------------
                                                                                     22,687,008
                                                                         ----------------------

ENTERTAINMENT & LEISURE -- 0.3%
OPAP SA                                                         72,220                2,007,692
                                                                         ----------------------

FINANCIAL SERVICES -- 5.9%
Daiwa Securities
  Group, Inc.                                                  291,000                2,092,654
Deutsche Boerse AG+                                            128,600                7,764,148
Euronext+                                                      303,600                9,305,811
ING Groep NV                                                   176,290                5,356,155
ORIX Corp.                                                      33,900                4,589,068
Societe Generale Cl. A                                          27,680                2,811,125
UBS AG Registered                                               55,050                4,635,400
                                                                         ----------------------
                                                                                     36,554,361
                                                                         ----------------------

FOOD RETAILERS -- 0.3%
J Sainsbury PLC++                                              641,000                    6,410
Morrison (WM)
  Supermarkets                                                 520,750                2,080,272
                                                                         ----------------------
                                                                                      2,086,682
                                                                         ----------------------

FOODS -- 4.3%
Cadbury Schweppes PLC                                          884,600                8,272,686
Nestle SA                                                       37,000                9,746,655
Royal Numico NV*                                                81,890                2,965,403
Tesco PLC                                                      923,190                5,737,830
                                                                         ----------------------
                                                                                     26,722,574
                                                                         ----------------------

FOREST PRODUCTS & PAPER -- 0.3%
Stora Enso OYJ Cl. R                                           125,170                1,924,303
                                                                         ----------------------

HEALTHCARE -- 0.3%
Fresenius MedicalCare AG+                                       20,880                1,688,292
                                                                         ----------------------

HEAVY CONSTRUCTION -- 1.5%
ACS, Actividades de
  Construccion y
  Servicios SA                                                 102,871                2,359,527
Grupo Ferrovial SA                                              53,271                2,861,572
Vinci SA+                                                       28,197                3,798,640
                                                                         ----------------------
                                                                                      9,019,739
                                                                         ----------------------

HEAVY MACHINERY -- 1.2%
Daikin Industries Limited                                       78,400                2,269,893
Komatsu Limited                                                238,000                1,662,959
Metso OYJ                                                      234,200                3,734,613
                                                                         ----------------------
                                                                                      7,667,465
                                                                         ----------------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.5%
Matsushita Electric
  Industrial Co. Limited                                       108,000   $            1,725,002
TOTO Limited                                                   129,000                1,229,914
                                                                         ----------------------
                                                                                      2,954,916
                                                                         ----------------------

HOUSEHOLD PRODUCTS -- 2.1%
Henkel KGaA+                                                    94,100                7,813,296
Reckitt Benckiser PLC                                          158,223                4,801,251
                                                                         ----------------------
                                                                                     12,614,547
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 0.9%
Enodis PLC*                                                    777,300                1,655,318
Tyco International Limited                                     109,590                3,916,747
                                                                         ----------------------
                                                                                      5,572,065
                                                                         ----------------------

INSURANCE -- 2.4%
AXA SA                                                         184,609                4,593,735
Hannover
  Rueckversicherungs AG                                        106,000                4,162,459
Legal & General
  Group PLC                                                  1,674,970                3,552,156
QBE Insurance Group
  Limited                                                      224,750                2,687,908
                                                                         ----------------------
                                                                                     14,996,258
                                                                         ----------------------

MEDICAL SUPPLIES -- 2.7%
Cie Generale D'Optique
  Essilor International SA                                      24,640                1,937,069
Hoya Corp.                                                      36,400                4,119,532
Orbotech Limited*                                               39,100                  827,747
Sanofi-Aventis                                                  58,018                4,659,505
Smith & Nephew PLC                                             299,740                3,078,878
Synthes, Inc.*                                                  17,930                2,018,872
                                                                         ----------------------
                                                                                     16,641,603
                                                                         ----------------------

METALS & MINING -- 1.7%
Arcelor                                                         93,130                2,153,244
BHP Billiton Limited                                           586,370                7,013,664
Sumitomo Metal Mining
  Co. Limited                                                  186,000                1,320,098
                                                                         ----------------------
                                                                                     10,487,006
                                                                         ----------------------

OIL & GAS -- 0.6%
Ente Nazionale
  Idrocarburi SpA                                              139,860                3,523,586
                                                                         ----------------------

PHARMACEUTICALS -- 7.1%
Chugai Pharmaceutical
  Co. Limited                                                  137,499                2,275,363
GlaxoSmithKline PLC                                            493,700               11,679,685
Haw Par Corp. Limited                                            1,349                    4,252
Novartis AG                                                    286,500               14,500,073
Roche Holding AG                                                50,629                5,852,709
Takeda Pharmaceutical
  Co. Limited                                                  181,200   $            9,135,318
                                                                         ----------------------
                                                                                     43,447,400
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 0.2%
Trend Micro, Inc.*                                              27,000                1,465,511
                                                                         ----------------------

RETAIL -- 4.4%
Compagnie Financiere
  Richemont AG, A Units                                         61,700                2,067,453
Esprit Holdings Limited                                        414,000                2,500,516
Metro AG                                                        43,680                2,411,238
Shoppers Drug Mart Corp.
  (CAD)*                                                        78,254                2,421,660
Signet Group PLC                                             4,004,000                8,496,306
The Swatch
  Group AG Cl. B                                                37,300                5,512,422
Wolseley PLC                                                    94,420                1,772,357
Yamada Denki Co.
  Limited                                                       48,000                2,055,203
                                                                         ----------------------
                                                                                     27,237,155
                                                                         ----------------------

TELEPHONE UTILITIES -- 0.2%
Amdocs Limited*                                                 39,940                1,048,425
                                                                         ----------------------

TOYS, GAMES -- 0.2%
Nintendo Co. Limited                                            11,900                1,493,738
                                                                         ----------------------

TRANSPORTATION -- 1.4%
A.P. Moller - Maersk A/S                                           200                1,656,279
Associated British Ports
  Holdings PLC                                                 782,200                7,162,814
                                                                         ----------------------
                                                                                      8,819,093
                                                                         ----------------------

TOTAL EQUITIES
(COST $465,894,453)                                                                 588,909,665
                                                                         ----------------------

RIGHTS -- 0.5%

ELECTRIC UTILITIES
Terna SpA*                                                   1,143,614                3,291,178
                                                                         ----------------------

TOTAL RIGHTS
(COST $2,520,045)                                                                     3,291,178
                                                                         ----------------------

MUTUAL FUND -- 0.8%

FINANCIAL SERVICES
iShares MSCI EAFE
  Index Fund                                                    30,000                4,807,500
                                                                         ----------------------

TOTAL MUTUAL FUND
(COST $4,546,748)                                                                     4,807,500
                                                                         ----------------------

TOTAL LONG TERM INVESTMENTS
(COST $472,961,246)                                                                 597,008,343
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
SHORT-TERM INVESTMENTS -- 10.2%

CASH EQUIVALENTS -- 6.0%**
American AAdvanage
  Select Money
  Market Fund                                                  429,944   $              429,944
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              321,193                  321,193
Bank of America
  Bank Note
  2.270% 01/18/2005                                            749,453                  749,453
Bank of America
  Bank Note
  2.270% 03/03/2005                                          1,391,837                1,391,837
Bank of America
  Bank Note
  2.300% 06/09/2005                                            749,449                  749,449
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                            326,545                  326,545
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            339,305                  339,305
BGI Institutional Money
  Market Fund                                                3,854,320                3,854,320
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            214,129                  214,129
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                            916,473                  916,473
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          2,141,289                2,141,289
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                            840,457                  840,457
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          1,284,774                1,284,774
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            428,257                  428,257
Federal Home Loan
  Bank Discount Note
  2.184% 01/05/2005                                          1,330,053                1,330,053
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            428,258                  428,258
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            321,192                  321,192
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                             $            1,766,563   $            1,766,563
Freddie Mac Discount Note
  2.184% 01/04/2005                                          1,496,452                1,496,452
Freddie Mac Discount Note
  2.228% 02/01/2005                                            399,505                  399,505
Freddie Mac Discount Note
  2.277% 02/01/2005                                          1,869,596                1,869,596
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            609,697                  609,697
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          1,043,141                1,043,141
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                            492,496                  492,496
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            524,615                  524,615
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  706,629                  706,629
Merrimac Cash Fund,
  Premium Class                                              1,605,967                1,605,967
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          1,413,251                1,413,251
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          1,070,645                1,070,645
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                            856,516                  856,516
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          1,235,524                1,235,524
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            642,387                  642,387
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            107,065                  107,065
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          1,070,645                1,070,645
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            267,661                  267,661
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                                          1,070,645                1,070,645
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                             $            2,565,265   $            2,565,265
                                                                         ----------------------
                                                                                     36,881,193
                                                                         ----------------------

REPURCHASE AGREEMENT -- 4.2%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                                         26,289,721               26,289,721
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  63,170,914
                                                                         ----------------------

TOTAL INVESTMENTS -- 107.0%
(COST $536,132,160)***                                                              660,179,257

OTHER ASSETS/
(LIABILITIES) -- (7.0%)                                                             (43,381,981)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          616,797,276
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
++ This security is valued in good faith under procedures established by the board of trustees.
(a) Maturity value of $26,293,555. Collaterized by U.S. Government Agency obligation with rates of 4.00% - 4.875%, maturity dates of 09/25/2024 - 05/20/2034, and an aggregate market value, including accrued interest, of $27,604,207.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT STRATEGIC BALANCED FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
EQUITIES -- 57.8%

AEROSPACE & DEFENSE -- 2.1%
Boeing Co.                                                      24,900   $            1,289,073
Honeywell
  International, Inc.                                           38,800                1,373,908
Raytheon Co.                                                    65,500                2,543,365
                                                                         ----------------------
                                                                                      5,206,346
                                                                         ----------------------

AIR TRANSPORTATION -- 0.9%
Frontier Airlines, Inc.*                                         2,000                   22,820
Southwest Airlines Co.                                         139,000                2,262,920
US Airways Group, Inc.
  Aircraft Statutory Trust
  Certificates of Beneficial
  Interest 1989                                                 30,000                    9,000
US Airways Group, Inc.
  Aircraft Statutory Trust
  Certificates of Beneficial
  Interest 1993                                                100,000                   28,000
                                                                         ----------------------
                                                                                      2,322,740
                                                                         ----------------------

AUTOMOTIVE & PARTS -- 0.3%
BorgWarner, Inc.                                                12,500                  677,125
                                                                         ----------------------

BANKING, SAVINGS & LOANS -- 2.4%
Bank of New York Co., Inc.                                      30,000                1,002,600
Fannie Mae                                                       5,700                  322,763
JP Morgan Chase & Co.                                           79,340                3,095,053
Mitsubishi Tokyo
  Financial Group, Inc.                                             42                  425,013
State Street Corp.                                              23,300                1,144,496
                                                                         ----------------------
                                                                                      5,989,925
                                                                         ----------------------

BEVERAGES -- 0.6%
PepsiCo, Inc.                                                   26,300                1,372,860
                                                                         ----------------------

BROADCASTING, PUBLISHING & PRINTING -- 4.0%
Comcast Corp.
  Special Cl. A*                                                57,400                1,885,016
IAC/InterActiveCorp*+                                           18,900                  522,018
Liberty Media Corp. Cl. A                                      203,900                2,238,822
Time Warner, Inc.*                                             147,200                2,861,568
Viacom, Inc. Cl. B                                              66,400                2,416,296
                                                                         ----------------------
                                                                                      9,923,720
                                                                         ----------------------

CHEMICALS -- 1.9%
Cabot Corp.                                                     22,500                  870,300
Dow Chemical Co.                                                42,400                2,099,224
Engelhard Corp.                                                 58,100                1,781,927
WGI Heavy Minerals, Inc.*                                       20,700                   86,319
                                                                         ----------------------
                                                                                      4,837,770
                                                                         ----------------------

COMMERCIAL SERVICES -- 1.0%
Ikon Office Solutions, Inc.                                     60,100   $              694,756
PerkinElmer, Inc.                                                7,600                  170,924
Waste Management, Inc.                                          54,400                1,628,736
                                                                         ----------------------
                                                                                      2,494,416
                                                                         ----------------------

COMMUNICATIONS -- 2.2%
Lucent
  Technologies, Inc.*+                                         585,000                2,199,600
Nokia Oyj Sponsored
  ADR (Finland)                                                123,300                1,932,111
SBC Communications, Inc.                                        55,900                1,440,543
Socket
  Communications, Inc.*                                         15,300                   30,447
                                                                         ----------------------
                                                                                      5,602,701
                                                                         ----------------------

COMMUNICATIONS EQUIPMENT -- 1.0%
Motorola, Inc.                                                 141,500                2,433,800
                                                                         ----------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.3%
3Com Corp.*                                                      3,800                   15,846
Unisys Corp.*                                                   79,500                  809,310
                                                                         ----------------------
                                                                                        825,156
                                                                         ----------------------

COMPUTER MAINTENANCE & REPAIR -- 0.3%
Electronics for
  Imaging, Inc.*                                                42,000                  731,220
                                                                         ----------------------

COMPUTER PROGRAMMING SERVICES -- 0.4%
RealNetworks, Inc.*                                            131,500                  870,530
                                                                         ----------------------

COMPUTERS & INFORMATION -- 1.6%
International Business
  Machines Corp.                                                16,400                1,616,712
Solectron Corp.*                                               436,119                2,324,514
                                                                         ----------------------
                                                                                      3,941,226
                                                                         ----------------------

ELECTRIC UTILITIES -- 0.1%
Calpine Corp.*+                                                 60,900                  239,946
                                                                         ----------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 3.1%
Intel Corp.+                                                    80,000                1,871,200
Maxwell
  Technologies, Inc.*                                           18,700                  189,618
Novellus Systems, Inc.                                          17,800                  496,442
Samsung Electronics Co.
  Limited GDR (Korea)*+ +                                        4,200                  913,881
Sony Corp.                                                      21,000                  817,185
Taiwan Semiconductor
  Manufacturing Co.
  Limited Sponsored
  ADR (Taiwan)                                                 233,382                1,981,413
Texas Instruments, Inc.                                         62,400                1,536,288
                                                                         ----------------------
                                                                                      7,806,027
                                                                         ----------------------

ENERGY -- 5.3%
Anadarko Petroleum Corp.                                        26,900   $            1,743,389
ChevronTexaco Corp.                                             52,800                2,772,528
GlobalSantaFe Corp.                                             64,000                2,119,040
Halliburton Co.                                                 45,500                1,785,420
Murphy Oil Corp.                                                31,900                2,566,355
Todco Cl. A*                                                    23,900                  440,238
The Williams
  Companies, Inc.                                              113,200                1,844,028
                                                                         ----------------------
                                                                                     13,270,998
                                                                         ----------------------

ENTERTAINMENT & LEISURE -- 1.7%
Callaway Golf Co.+                                              12,800                  172,800
News Corp., Inc. Cl. B*+                                       110,400                2,119,680
The Walt Disney Co.                                             67,500                1,876,500
                                                                         ----------------------
                                                                                      4,168,980
                                                                         ----------------------

FINANCIAL SERVICES -- 3.0%
American Express Co.                                            45,000                2,536,650
Digital Realty Trust,
  Inc. REIT                                                     27,400                  369,078
GMH Communities
  Trust REIT                                                    22,400                  315,840
MBNA Corp.                                                      60,000                1,691,400
Merrill Lynch & Co., Inc.                                       30,400                1,817,008
Morgan Stanley                                                  16,300                  904,976
                                                                         ----------------------
                                                                                      7,634,952
                                                                         ----------------------

FOODS -- 0.6%
Safeway, Inc.*                                                  80,200                1,583,148
                                                                         ----------------------

FOREST PRODUCTS & PAPER -- 1.6%
Georgia-Pacific Corp.                                           55,200                2,068,896
Weyerhaeuser Co.                                                27,500                1,848,550
                                                                         ----------------------
                                                                                      3,917,446
                                                                         ----------------------

HEALTHCARE -- 1.9%
Enzo Biochem, Inc.*                                             58,380                1,136,659
GlaxoSmithKline PLC ADR
  (United Kingdom)+                                             41,200                1,952,468
UnitedHealth Group, Inc.                                        18,900                1,663,767
                                                                         ----------------------
                                                                                      4,752,894
                                                                         ----------------------

INDUSTRIAL - DIVERSIFIED -- 0.2%
Hutchison Whampoa
  Limited                                                       52,900                  494,566
                                                                         ----------------------

INSURANCE -- 5.4%
Ambac Financial
  Group, Inc.                                                   23,800                1,954,694
American International
  Group, Inc.                                                   40,000                2,626,800
Chubb Corp.                                                     29,500                2,268,550

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
The Hartford Financial
  Services Group, Inc.                                          25,400   $            1,760,474
MGIC Investment Corp.+                                          26,400                1,819,224
The PMI Group, Inc.                                             17,700                  738,975
Radian Group, Inc.                                              42,400                2,257,376
United American
  Healthcare Corp.*                                                700                    4,416
                                                                         ----------------------
                                                                                     13,430,509
                                                                         ----------------------

MACHINERY & COMPONENTS -- 0.9%
Caterpillar, Inc.                                               18,900                1,842,939
Chicago Bridge & Iron
  Co. NV                                                         9,600                  384,000
                                                                         ----------------------
                                                                                      2,226,939
                                                                         ----------------------

MANUFACTURING -- 0.4%
Applied Materials, Inc.*                                        61,600                1,053,360
                                                                         ----------------------

MEDICAL SUPPLIES -- 0.8%
Agilent Technologies, Inc.*                                     79,400                1,913,540
Thermo Electron Corp.*                                           4,900                  147,931
                                                                         ----------------------
                                                                                      2,061,471
                                                                         ----------------------

METALS & MINING -- 2.5%
Alcoa, Inc.                                                     79,100                2,485,322
Allegheny
  Technologies, Inc.                                            26,600                  576,422
Newmont Mining Corp.+                                           55,100                2,446,991
RTI International
  Metals, Inc.*                                                 36,510                  749,916
                                                                         ----------------------
                                                                                      6,258,651
                                                                         ----------------------

PHARMACEUTICALS -- 4.6%
Abbott Laboratories                                             49,000                2,285,850
Amgen, Inc.*                                                    12,100                  776,215
Aphton Corp.*+                                                 109,400                  340,234
Bentley
  Pharmaceuticals, Inc.*                                        24,300                  261,225
Eli Lilly & Co.                                                  6,400                  363,200
Johnson & Johnson                                               42,200                2,676,324
McKesson Corp.                                                  21,100                  663,806
Pfizer, Inc.                                                    71,000                1,909,190
Wyeth                                                           48,200                2,052,838
XOMA Limited*                                                   99,500                  257,705
                                                                         ----------------------
                                                                                     11,586,587
                                                                         ----------------------

PREPACKAGED SOFTWARE -- 1.9%
Actuate Corp.*                                                   9,400                   23,970
Micromuse, Inc.*                                               135,200                  750,360
Microsoft Corp.                                                 84,200                2,248,982
SunGard Data
  Systems, Inc.*                                                60,000                1,699,800
                                                                         ----------------------
                                                                                      4,723,112
                                                                         ----------------------

RETAIL -- 1.0%
Costco Wholesale Corp.                                          15,500   $              750,355
The Home Depot, Inc.                                            43,000                1,837,820
                                                                         ----------------------
                                                                                      2,588,175
                                                                         ----------------------

TELEPHONE UTILITIES -- 1.4%
Nippon Telegraph &
  Telephone Corp.
  ADR (Japan)                                                   56,600                1,276,330
Vodafone Group PLC
  Sponsored ADR
  (United Kingdom)                                              84,500                2,313,610
                                                                         ----------------------
                                                                                      3,589,940
                                                                         ----------------------

TOYS, GAMES -- 1.2%
Hasbro, Inc.+                                                   81,000                1,569,780
Mattel, Inc.                                                    75,300                1,467,597
                                                                         ----------------------
                                                                                      3,037,377
                                                                         ----------------------

TRANSPORTATION -- 1.0%
Carnival Corp.                                                  45,400                2,616,402
                                                                         ----------------------

TRAVEL -- 0.2%
Sabre Holdings Corp.                                            25,400                  562,864
                                                                         ----------------------

TOTAL EQUITIES
(COST $136,575,902)                                                                 144,833,879
                                                                         ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
BONDS & NOTES -- 32.2%

ASSET BACKED SECURITIES -- 0.7%
Credit-Based Asset Servicing
  and Securitization Series
  2004-RP1, Class A2++
  2.570% 05/25/2050                             $              450,121                  445,903
MBNA Master Credit
  Card Trust Series
  2002-3A, Class A
  2.640% 09/15/2014                                            260,000                  262,437
Nissan Auto Receivables
  Owner Trust Series
  2002-B, Class A4
  4.600% 09/17/2007                                            612,567                  617,257
Option One Mortgage
  Securities Corp. Trust
  Series 2003-1, Class N++
  2.808% 01/26/2010                                              8,505                    8,508
Wachovia Asset
  Securitization, Inc.
  Series 2002-HE1, Class A
  2.788% 09/27/2032                                            520,030                  520,030
                                                                         ----------------------
TOTAL ASSET BACKED
SECURITIES
(COST $1,869,791)                                                                     1,854,135
                                                                         ----------------------

CORPORATE DEBT -- 5.7%
Altria Group, Inc.
  7.000% 11/04/2013                             $              325,000   $              352,153
Amerada Hess Corp.
  7.300% 08/15/2031                                            225,000                  251,010
Anadarko Finance Co.
  6.750% 05/01/2011                                            205,000                  230,875
Anheuser-Busch Cos., Inc.
  4.950% 01/15/2014                                            265,000                  270,998
AOL Time Warner, Inc.
  6.875% 05/01/2012                                            245,000                  279,020
AOL Time Warner, Inc.
  7.700% 05/01/2032                                            235,000                  287,433
Apache Corp.
  6.250% 04/15/2012                                            180,000                  201,381
Bank of America Corp.
  3.875% 01/15/2008                                            345,000                  347,691
Bank One Corp.
  6.500% 02/01/2006                                            370,000                  383,013
BellSouth Corp.
  4.750% 11/15/2012                                             50,000                   50,307
British Telecom PLC
  8.125% 12/15/2010                                            160,000                  192,137
ChevronTexaco Capital Co.
  3.500% 09/17/2007                                            230,000                  231,021
Citigroup, Inc.
  4.250% 07/29/2009                                            380,000                  384,043
The Cleveland Electric
  Illuminating Co.
  5.650% 12/15/2013                                             40,000                   41,484
Comcast Corp.
  6.500% 01/15/2015                                            395,000                  439,066
Conoco, Inc.
  6.950% 04/15/2029                                            295,000                  348,352
ConocoPhillips Co.
  4.750% 10/15/2012                                            190,000                  193,721
Corporacion Nacional
  del Cobre++
  4.750% 10/15/2014                                            100,000                   98,025
COX Communications, Inc.
  3.875% 10/01/2008                                            120,000                  118,759
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                            155,000                  154,680
DaimlerChrysler NA
  Holding Corp.
  7.200% 09/01/2009                                             80,000                   89,041
Deutsche Telekom
  International Finance BV
  5.250% 07/22/2013                                             75,000                   77,146
Devon Energy Corp.
  7.950% 04/15/2032                                            220,000                  281,116
Dominion Resources, Inc.
  5.700% 09/17/2012                                            185,000                  195,879

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
Duke Energy Corp.
  5.625% 11/30/2012                             $              225,000   $              236,670
EL Paso Corp.+
  7.750% 01/15/2032                                             50,000                   47,875
EL Paso Corp.
  7.800% 08/01/2031                                             60,000                   57,600
El Paso Natural Gas Co.
  8.375% 06/15/2032                                            190,000                  211,612
Export-Import Bank
  of Korea++
  5.250% 02/10/2014                                              5,000                    5,091
FirstEnergy Corp. Series B
  6.450% 11/15/2011                                             60,000                   65,188
FirstEnergy Corp. Series C
  7.375% 11/15/2031                                            315,000                  359,725
Ford Motor Credit Co.
  6.875% 02/01/2006                                            525,000                  540,855
General Electric
  Capital Corp.
  4.250% 01/15/2008                                            380,000                  386,017
General Electric Capital
  Corp. Series A
  2.750% 09/15/2014                                            380,000                  380,125
General Motors
  Acceptance Corp.
  5.625% 05/15/2009                                            460,000                  460,017
Goldman Sachs
  Group, Inc.
  4.125% 01/15/2008                                            265,000                  268,331
Household Finance Corp.
  4.625% 01/15/2008                                            375,000                  383,974
Intelsat Limited
  6.500% 11/01/2013                                             30,000                   27,300
International Paper Co.
  5.500% 01/15/2014                                            115,000                  118,796
JP Morgan Chase & Co.
  3.625% 05/01/2008                                            545,000                  541,138
Kraft Foods, Inc.
  5.625% 11/01/2011                                            210,000                  222,378
Lehman Brothers
  Holdings, Inc.
  4.000% 01/22/2008                                            190,000                  191,311
MeadWestvaco Corp.
  6.850% 04/01/2012                                             70,000                   79,147
Morgan Stanley
  3.625% 04/01/2008                                            310,000                  308,304
Northrop Grumman Corp.
  4.079% 11/16/2006                                             80,000                   80,808
OAO Gazprom++
  9.625% 03/01/2013                                             30,000                   35,400
OAO Gazprom
  Registered S
  9.625% 03/01/2013                                             10,000                   11,857
Oncor Electric Delivery Co.
  6.375% 01/15/2015                             $               70,000   $               77,128
Pacific Gas & Electric Co.
  2.720% 04/03/2006                                              7,000                    7,006
Pacific Gas & Electric Co.
  6.050% 03/01/2034                                            130,000                  135,020
Philip Morris Cos., Inc.
  7.750% 01/15/2027                                             10,000                   11,224
Qwest Capital
  Funding, Inc.+
  7.250% 02/15/2011                                             40,000                   39,200
Qwest Capital
  Funding, Inc.+
  7.750% 02/15/2031                                             30,000                   26,175
Qwest Corp.++
  8.875% 03/15/2012                                             10,000                   11,550
Rabobank Capital
  Funding Trust++
  5.254% 12/31/2049                                            100,000                   99,456
SBC Communications, Inc.
  5.100% 09/15/2014                                            110,000                  111,022
SLM Corp.
  4.310% 04/01/2009                                             10,000                    9,976
Sprint Capital Corp.
  4.780% 08/17/2006                                             65,000                   66,246
Sprint Capital Corp.
  6.000% 01/15/2007                                            480,000                  502,366
Target Corp.
  5.400% 10/01/2008                                            255,000                  269,478
Telecom Italia Capital SA++
  4.950% 09/30/2014                                            120,000                  117,569
The Williams Cos.,
  Inc. Series A
  7.500% 01/15/2031                                            290,000                  300,150
TXU Energy Co. LLC++
  2.838% 01/17/2006                                            100,000                  100,274
Tyco International
  Group SA
  6.375% 10/15/2011                                            180,000                  198,730
Tyco International
  Group SA
  6.875% 01/15/2029                                            380,000                  435,294
U.S. West
  Communications, Inc.
  5.625% 11/15/2008                                             30,000                   30,525
Verizon Global
  Funding Corp.
  7.375% 09/01/2012                                             50,000                   58,839
Wal-Mart Stores, Inc.
  3.375% 10/01/2008                                            315,000                  311,603
Waste Management, Inc.
  6.375% 11/15/2012                                            175,000                  193,854
Wells Fargo & Co.
  3.500% 04/04/2008                                            350,000                  347,803
Weyerhaeuser Co.
  6.750% 03/15/2012                             $              315,000   $              354,952
XTO Energy, Inc.
  6.250% 04/15/2013                                             30,000                   32,832
XTO Energy, Inc.
  7.500% 04/15/2012                                             50,000                   58,510
                                                                         ----------------------
TOTAL CORPORATE DEBT
(COST $14,375,245)                                                                   14,424,652
                                                                         ----------------------

NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 1.5%

COLLATERALIZED MORTGAGE OBLIGATIONS
Amresco Residential
  Securities Mortgage
  Loan Trust
  Series 1997-3, Class M1A
  2.970% 09/25/2027                                            109,057                  109,071
Bear Stearns Adjustable
  Rate Mortgage Trust
  Series 2004-4, Class A6
  3.516% 06/25/2034                                            800,000                  779,157
Chase Commercial
  Mortgage Securities
  Corp. Series 2000-FL1,
  Class A++
  2.670% 12/12/2013                                             57,387                   57,339
CRIIMI MAE Commercial
  Mortgage Trust
  Series 1998-C1,
  Class A2++
  7.000% 06/02/2033                                            200,000                  214,630
Household Home Equity
  Loan Trust
  Series 2002-4, Class A
  2.960% 10/20/2032                                             98,572                   98,690
Long Beach Mortgage
  Loan Trust
  Series 2003-1, Class A2
  2.820% 03/25/2033                                             36,611                   36,646
Mach One Trust
  Commercial
  Mortgage-Backed
  Series 2004-1A,
  Class X++
  1.637% 05/28/2040                                          2,600,000                  169,813
MLCC Mortgage Investors,
  Inc. Series 2004-B,
  Class A3
  2.875% 05/25/2029                                            745,402                  770,448
Mutual Fund Fee Trust
  Series 2000-3
  9.070% 07/01/2008                                            707,728                  228,030

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
Residential Asset Mortgage
  Products, Inc.
  Series 2002-RS4,
  Class A11
  2.740% 08/25/2032                             $               80,776   $               80,789
Residential Asset Mortgage
  Products, Inc.
  Series 2004-RP1,
  Class A2A
  2.233% 11/25/2042                                            496,042                  495,943
UCFC Home Equity Loan
  Series 1998-D,
  Class MF1
  6.905% 04/15/2030                                            180,000                  184,767
Washington Mutual MSC
  Mortgage Pass-Through
  Certificates
  Series 2004-RA1, Class 2A
  7.000% 03/25/2034                                            462,904                  475,713
                                                                         ----------------------
TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $3,718,627)                                                                     3,701,036
                                                                         ----------------------

SOVEREIGN DEBT OBLIGATIONS -- 3.5%
Republic of Brazil
  3.125% 04/15/2012                                            123,530                  117,663
Republic of Brazil
  8.000% 04/15/2014                                            144,837                  148,183
Republic of Brazil
  10.125% 05/15/2027                                           150,000                  170,775
Republic of Brazil
  11.000% 08/17/2040                                           100,000                  118,650
Republic of Brazil
  14.500% 10/15/2009                                           330,000                  440,022
Republic of Bulgaria++
  8.250% 01/15/2015                                            360,000                  450,814
Republic of Colombia
  10.500% 07/09/2010                                            70,000                   81,550
Republic of Colombia
  11.750% 02/25/2020                                            90,000                  115,650
Republic of Germany
  4.250% 01/04/2014                                          1,140,000                1,632,775
Republic of Germany
  5.500% 01/04/2031                                          1,300,000                2,113,857
Republic of Panama
  9.375% 01/16/2023                                             30,000                   34,650
Republic of Panama
  9.625% 02/08/2011                                             70,000                   82,600
Republic of Panama
  10.750% 05/15/2020                                            70,000                   91,000
Republic of Peru
  5.000% 03/07/2017                                            158,400                  151,272
Republic of Peru
  8.750% 11/21/2033                             $              100,000   $              108,500
Russian Federation
  5.000% 03/31/2030                                          1,150,000                1,189,560
United Mexican States
  7.500% 04/08/2033                                            680,000                  734,400
United Mexican States
  8.375% 01/14/2011                                            370,000                  434,565
United Mexican States
  11.500% 05/15/2026                                           340,000                  520,200
                                                                         ----------------------
TOTAL SOVEREIGN DEBT
OBLIGATIONS
(COST $7,939,087)                                                                     8,736,686
                                                                         ----------------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 3.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 0.5%
PASS-THROUGH SECURITIES
Federal Home Loan Bank
  1.910% 10/05/2005                                            910,000                  910,017
Federal Home Loan Bank
  2.750% 05/15/2006                                            220,000                  218,810
                                                                         ----------------------
TOTAL PASS-THROUGH SECURITIES                                                         1,128,827
                                                                         ----------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 0.2%
PASS-THROUGH SECURITIES
FNMA
  2.800% 03/01/2019                                             20,000                   19,877
FNMA
  3.000% 04/26/2019                                            440,000                  437,785
                                                                         ----------------------
TOTAL PASS-THROUGH SECURITIES                                                           457,662
                                                                         ----------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 2.4%
PASS-THROUGH SECURITIES
GNMA
  5.000% 05/15/2034                                          3,981,687                3,988,065
GNMA
  6.000% 02/15/2032-
         03/15/2033                                          2,063,662                2,135,675
                                                                         ----------------------
TOTAL PASS-THROUGH SECURITIES                                                         6,123,740
                                                                         ----------------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $7,566,371)                                                                     7,710,229
                                                                         ----------------------

U.S. TREASURY OBLIGATIONS -- 17.7%

U.S. TREASURY BONDS -- 4.5%
U.S. Treasury Bond+
  3.000% 11/15/2007                                          4,860,000                4,830,384
U.S. Treasury Bond
  5.250% 02/15/2029                             $              180,000   $              188,550
U.S. Treasury Bond+
  5.375% 02/15/2031                                          4,400,000                4,756,125
U.S. Treasury Bond
  6.250% 08/15/2023                                             20,000                   23,394
U.S. Treasury Bond
  6.250% 05/15/2030                                             50,000                   59,711
U.S. Treasury
  Inflation Index
  2.375% 01/15/2025                                          1,022,706                1,094,934
U.S. Treasury
  Inflation Index
  3.875% 04/15/2029                                            162,546                  223,246
                                                                         ----------------------
TOTAL U.S. TREASURY BONDS                                                            11,176,344
                                                                         ----------------------

U.S. TREASURY NOTES -- 12.8%
U.S. Treasury
  Inflation Index
  2.000% 01/15/2014                                          2,386,184                2,469,328
U.S. Treasury
  Inflation Index
  3.375% 01/15/2007                                          1,770,927                1,875,799
U.S. Treasury
  Inflation Index
  3.875% 01/15/2009                                             46,553                   52,194
U.S. Treasury
  Inflation Index
  87.500% 04/15/2010                                         1,581,791                1,566,961
U.S. Treasury Note+
  2.625% 03/15/2009                                          5,800,000                5,605,610
U.S. Treasury Note+
  2.875% 11/30/2006                                          1,230,000                1,226,156
U.S. Treasury Note
  3.000% 12/31/2006                                          1,130,000                1,128,499
U.S. Treasury Note
  3.125% 05/15/2007                                             10,000                    9,995
U.S. Treasury Note
  3.375% 10/15/2009                                            390,000                  386,191
U.S. Treasury Note
  3.500% 08/15/2009                                            535,000                  533,579
U.S. Treasury Note+
  3.500% 11/15/2009                                          4,300,000                4,280,180
U.S. Treasury Note+
  3.500% 12/15/2009                                          2,560,000                2,547,600
U.S. Treasury Note
  3.625% 07/15/2009                                          7,690,000                7,712,229
U.S. Treasury Note+
  4.250% 08/15/2014                                          1,500,000                1,503,047
U.S. Treasury Note+
  4.250% 11/15/2014                                          1,240,000                1,242,906
                                                                         ----------------------
TOTAL U.S. TREASURY NOTES                                                            32,140,274
                                                                         ----------------------

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
U.S. TREASURY STRIPS -- 0.4%
U.S. Treasury Strip
  0.000% 11/15/2027                             $               80,000   $               25,119
U.S. Treasury Strips
  0.000% 11/15/2021                                          2,190,000                  942,977
                                                                         ----------------------
TOTAL U.S. TREASURY STRIPS                                                              968,096
                                                                         ----------------------

TOTAL U.S. TREASURY
OBLIGATIONS
(COST $44,384,203)                                                                   44,284,714
                                                                         ----------------------

TOTAL BONDS & NOTES
(COST $79,853,324)                                                                   80,711,452
                                                                         ----------------------

OPTIONS -- 0.1%
90 Day Eurodollar Futures,
  June 2005 Call, Expires
  6/13/2005, Strike 96                                          25,000                   20,625
90 Day Eurodollar Futures,
  March 2005 Call,
  Expires 3/14/2005,
  Strike 96.75                                                  25,000                    8,687
90 Day Eurodollar Futures,
  September 2005 Call,
  Expires 9/19/2005,
  Strike 95.50                                                  20,000                   22,250
90 Day Eurodollar Futures,
  September 2005 Call,
  Expires 9/19/2005,
  Strike 96                                                     95,000                   62,463
90 Day Eurodollar Futures,
  September 2005 Put,
  Expires 9/19/2005,
  Strike 96.50                                                   5,000                      950
90 Day Sterling LIBOR
  Futures, September 2005
  Call, Expires 9/21/2005,
  Strike 93.25                                                  46,250                  179,343
U.S. Long Bond Futures,
  March 2005 Call,
  Expires 2/18/2005,
  Strike 112                                                     6,000                   10,688
U.S. Long Bond Futures,
  March 2005 Call,
  Expires 2/18/2005,
  Strike 114                                                     6,000                    5,156
                                                                         ----------------------

TOTAL OPTIONS
(COST $258,084)                                                                         310,162
                                                                         ----------------------

TOTAL LONG TERM INVESTMENTS
(COST $216,687,310)                                                                 225,855,493
                                                                         ----------------------

SHORT-TERM INVESTMENTS -- 25.6%

CASH EQUIVALENTS -- 15.2%***
American AAdvanage
  Select Money
  Market Fund                                                  445,873   $              445,873
Bank of America
  Bank Note
  2.260% 02/15/2005                             $              333,094                  333,094
Bank of America
  Bank Note
  2.270% 01/18/2005                                            777,221                  777,221
Bank of America
  Bank Note
  2.270% 03/03/2005                                          1,443,409                1,443,409
Bank of America
  Bank Note
  2.300% 06/09/2005                                            777,220                  777,220
Bank of Montreal
  Eurodollar Time Deposit
  2.125% 02/02/2005                                            338,645                  338,645
Bank of Montreal
  Eurodollar Time Deposit
  2.260% 01/28/2005                                            351,878                  351,878
BGI Institutional Money
  Market Fund                                                3,997,131                3,997,131
BNP Paribas
  Eurodollar Time Deposit
  2.300% 01/03/2005                                            222,063                  222,063
Calyon
  Eurodollar Time Deposit
  2.435% 03/16/2005                                            950,428                  950,428
Canadian Imperial Bank
  of Commerce Bank Note
  2.030% 05/18/2005                                          2,220,628                2,220,628
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                            871,597                  871,597
Den Danske Bank
  Eurodollar Time Deposit
  2.260% 01/20/2005                                          1,332,379                1,332,379
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                            444,126                  444,126
Federal Home Loan
  Bank Discount Note
  2.184% 01/05/2005                                          1,379,335                1,379,335
Fortis Bank
  Eurodollar Time Deposit
  2.140% 01/12/2005                                            444,126                  444,126
Fortis Bank
  Eurodollar Time Deposit
  2.200% 02/11/2005                                            333,095                  333,095
Fortis Bank
  Eurodollar Time Deposit
  2.260% 01/05/2005                             $            1,832,018   $            1,832,018
Freddie Mac
  Discount Note
  2.184% 01/04/2005                                          1,551,898                1,551,898
Freddie Mac
  Discount Note
  2.228% 02/01/2005                                            414,307                  414,307
Freddie Mac
  Discount Note
  2.277% 02/01/2005                                          1,938,869                1,938,869
General Electric
  Capital Corp.
  2.294% 01/21/2005                                            632,287                  632,287
General Electric
  Capital Corp.
  2.295% 01/10/2005                                          1,081,792                1,081,792
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                            510,745                  510,745
Lloyds TSB Bank
  Eurodollar Time Deposit
  2.280% 02/02/2005                                            544,054                  544,054
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                  732,810                  732,810
Merrimac Cash Fund,
  Premium Class                                              1,665,472                1,665,472
Morgan Stanley Dean
  Witter & Co.
  2.393% 07/19/2005                                          1,465,615                1,465,615
Royal Bank of Canada
  Eurodollar Time Deposit
  2.250% 01/19/2005                                          1,110,314                1,110,314
Royal Bank of Canada
  Eurodollar Time Deposit
  2.260% 02/01/2005                                            888,251                  888,251
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                          1,281,303                1,281,303
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.270% 02/02/2005                                            666,188                  666,188
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.360% 02/17/2005                                            111,032                  111,032
Toronto Dominion Bank
  Eurodollar Time Deposit
  2.420% 03/01/2005                                          1,110,314                1,110,314
Wells Fargo
  Eurodollar Time Deposit
  2.270% 01/25/2005                                            277,578                  277,578

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
Wells Fargo
  Eurodollar Time Deposit
  2.310% 01/28/2005                             $            1,110,314   $            1,110,314
Wells Fargo
  Eurodollar Time Deposit
  2.320% 01/14/2005                                          2,660,314                2,660,314
                                                                         ----------------------
                                                                                     38,247,723
                                                                         ----------------------

DISCOUNT NOTES -- 0.3%
FNMA**
  1.950% 04/01/2005                                             65,000                   64,683
FNMA**
  1.960% 04/01/2005                                             80,000                   79,609
FNMA
  2.007% 04/01/2005                                             19,000                   18,905
FNMA
  2.049% 04/01/2005                                             45,000                   44,769
FNMA
  2.100% 04/01/2005                                             46,000                   45,758
FNMA
  2.170% 04/01/2005                                             65,000                   64,647
FNMA
  2.250% 04/01/2005                                             30,000                   29,832
FNMA
  2.290% 04/01/2005                                            100,000                   99,427
FNMA
  2.310% 04/01/2005                                            200,000                  198,845
                                                                         ----------------------
                                                                                        646,475
                                                                         ----------------------

REPURCHASE AGREEMENT -- 10.1%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2004, 1.75%,
  due 01/03/2005(a)                                         25,390,286               25,390,286
                                                                         ----------------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  64,284,484
                                                                         ----------------------

TOTAL INVESTMENTS -- 115.7%
(COST $280,971,794)****                                                             290,139,977

OTHER ASSETS/
(LIABILITIES) -- (15.7%)                                                            (39,330,585)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          250,809,392
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
REIT - Real Estate Investment Trust
*    Non-income producing security.
**   This security is held as collateral for open futures contracts. (NOTE 2).
***  Represents investments of security lending collateral. (NOTE 2).
**** See Note 7 for aggregrate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
++ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to a value of $2,728,253 or 1.1% of net assets.
(a) Maturity value of $25,393,988. Collaterized by U.S. Government Agency obligations with rates of 4.000% - 5.025%, a maturity dates of 02/25/2028 - 08/20/2034, and an aggregate market value, including accrued interest, of $26,659,801.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT DESTINATION RETIREMENT INCOME FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
MUTUAL FUNDS -- 100.0%

FINANCIAL SERVICES
MassMutual Premier Core
  Bond Fund, Class S                                         3,146,298   $           34,451,963
MassMutual Premier
  Diversified Bond Fund,
  Class S                                                    3,216,795               34,451,875
MassMutual Premier
  Inflation Protected
  Bond, Class S                                              3,439,373               36,182,203
MassMutual Premier
  Money Market Fund
  Class S                                                    9,581,726                9,581,726
MassMutual Premier
  Short-Duration Bond,
  Class S                                                    2,813,422               28,725,042
MassMutual Premier
  Small Company
  Opportunities Fund,
  Class S                                                      656,132               11,501,994
MassMutual Select
  Growth Equity Fund,
  Class S                                                    1,704,814               13,468,033
MassMutual Select
  Large Cap Value Fund,
  Class S                                                    1,288,713               13,479,934
MassMutual Select
  Overseas Fund, Class S                                       888,333                9,798,316
                                                                         ----------------------
                                                                                    191,641,086
                                                                         ----------------------

TOTAL MUTUAL FUNDS
(COST $189,427,060)**                                                               191,641,086
                                                                         ----------------------

TOTAL INVESTMENTS -- 100.0%

OTHER ASSETS/
(LIABILITIES) -- 0.0%                                                                   (74,573)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          191,566,513
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   See Note 7 for aggregate cost for Federal tax purposes.

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund's net assets as of December 31. 2004:

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bill
  1.706% 02/10/05                               $                8,460   $                8,444
U.S. Treasury Bill
  1.739% 02/10/05                                               47,520                   47,428
U.S. Treasury Bill
  1.745% 01/13/05                                              213,750                  213,626
U.S. Treasury Bill
  1.750% 02/24/05                                              120,510                  120,194
U.S. Treasury Bill
  1.780% 01/06/05                                              366,120                  366,029
U.S. Treasury Bill
  1.781% 01/20/05                                              198,360                  198,174
U.S. Treasury Bill
  1.785% 01/27/05                                              162,270                  162,061
U.S. Treasury Bill
  1.835% 03/03/05                                              109,530                  109,189
U.S. Treasury Bill
  1.885% 02/03/05                                               50,850                   50,762
U.S. Treasury Bill
  1.900% 02/24/05                                              105,300                  105,000
U.S. Treasury Bill
  1.938% 03/31/05                                              125,730                  125,128
U.S. Treasury Bill
  2.058% 02/03/05                                              180,000                  179,661
U.S. Treasury Bill
  2.100% 02/10/05                                              180,000                  179,580
U.S. Treasury Bill
  2.105% 2/17/2005-
  3/10/2005                                                    240,660                  239,915
U.S. Treasury Bill
  2.150% 03/17/05                                              146,250                  145,595
U.S. Treasury Bill
  2.180% 03/31/05                                               52,740                   52,456
U.S. Treasury Bill
  2.186% 03/10/05                                              231,480                  230,524
U.S. Treasury Bill
  2.220% 4/7/2005-
  4/14/2005                                                    374,760                  372,474
U.S. Treasury Bill
  2.240% 05/12/05                                              128,520                  127,472
U.S. Treasury Bill
  2.429% 05/26/05                                              365,220                  361,647
U.S. Treasury Bond
  6.125% 11/15/2027-
  8/15/2029                                                  1,667,474                1,953,732
U.S. Treasury Bond
  6.875% 08/15/25                                              136,344                  171,602
U.S. Treasury Bond
  7.125% 02/15/23                                              260,416                  331,949
U.S. Treasury Bond
  7.500% 11/15/16                               $              168,314   $              214,968
U.S. Treasury Bond
  8.875% 08/15/17                                              366,933                  519,726
U.S. Treasury
  Inflation Index
  1.875% 07/15/13                                            2,623,656                2,699,087
U.S. Treasury
  Inflation Index
  2.000% 1/15/2014-
  7/15/2014                                                  4,760,615                4,920,471
U.S. Treasury
  Inflation Index
  2.375% 01/15/25                                            1,215,321                1,301,153
U.S. Treasury
  Inflation Index
  3.000% 07/15/12                                            3,059,371                3,413,589
U.S. Treasury
  Inflation Index
  3.375% 1/15/2012-
  4/15/2032                                                  1,455,617                1,780,069
U.S. Treasury
  Inflation Index
  3.500% 01/15/11                                            1,522,764                1,730,716
U.S. Treasury
  Inflation Index
  3.625% 1/15/2008-
  4/15/2028                                                  6,164,536                7,293,427
U.S. Treasury
  Inflation Index
  3.875% 1/15/2009-
  4/15/2029                                                  6,283,121                7,765,714
U.S. Treasury
  Inflation Index
  4.250% 01/15/10                                            1,586,806                1,840,322
U.S. Treasury
  Inflation Index
  0.875% 04/15/10                                            1,013,322                1,003,822
U.S. Treasury Note
  1.875% 11/30/05                                            1,248,000                1,238,347
U.S. Treasury Note
  2.000% 05/15/06                                              405,600                  400,815
U.S. Treasury Note
  2.500% 10/31/06                                            1,436,656                1,423,300
U.S. Treasury Note
  3.375% 11/15/08                                              991,914                  989,357
U.S. Treasury Note
  4.000% 02/15/14                                            4,258,282                4,199,065
U.S. Treasury Note
  4.375% 05/15/07                                              748,800                  769,568
U.S. Treasury Note
  5.000% 08/15/11                                            2,822,366                3,004,056
U.S. Treasury Note
  6.500% 10/15/06                                              865,350                  917,203
                                                ----------------------   ----------------------
                                                $           48,469,608   $           53,277,417
                                                ----------------------   ----------------------

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2010 FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
MUTUAL FUNDS -- 100.1%

FINANCIAL SERVICES
MassMutual Premier
  Core Bond Fund, Class S                                      515,266   $            5,642,168
MassMutual Premier
  Diversified Bond Fund,
  Class S                                                      527,851                5,653,289
MassMutual Premier
  Inflation Protected Bond,
  Class S                                                      541,145                5,692,847
MassMutual Premier
  Money Market Fund
  Class S                                                    1,865,373                1,865,372
MassMutual Premier
  Short-Duration Bond,
  Class S                                                      367,095                3,748,042
MassMutual Premier
  Small Company
  Opportunities Fund,
  Class S                                                      135,981                2,383,755
MassMutual Select
  Fundamental Value Fund,
  Class S                                                      179,475                1,938,331
MassMutual Select Growth
  Equity Fund, Class S                                         532,390                4,205,878
MassMutual Select Large
  Cap Value Fund, Class S                                      221,643                2,318,390
MassMutual Select Mid Cap
  Growth Equity II Fund,
  Class S                                                      147,540                1,975,558
MassMutual Select
  Overseas Fund, Class S                                       253,090                2,791,585
                                                                         ----------------------
                                                                                     38,215,215
                                                                         ----------------------

TOTAL MUTUAL FUNDS
(COST $38,008,591)**                                                                 38,215,215
                                                                         ----------------------

TOTAL INVESTMENTS -- 100.1%

OTHER ASSETS/
(LIABILITIES) -- (0.1%)                                                                 (32,749)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $           38,182,466
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   See Note 7 for aggregate cost for Federal tax purposes.

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund's net assets as of December 31. 2004:

                                                                                 MARKET
EQUITY                                                  SHARES                    VALUE
                                                ----------------------   ----------------------
Fannie Mae                                                         278   $               19,771
Fannie Mae                                                       1,395                   99,302
                                                ----------------------   ----------------------
                                                                 1,673   $              119,073
                                                ----------------------   ----------------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                ----------------------
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bill
  1.706% 2/10/2005                              $                1,645                    1,642
U.S. Treasury Bill
  1.739% 2/10/2005                                               9,240                    9,222
U.S. Treasury Bill
  1.745% 1/13/2005                                              41,563                   41,538
U.S. Treasury Bill
  1.750% 2/24/2005                                              23,433                   23,371
U.S. Treasury Bill
  1.780% 1/6/2005                                               71,190                   71,172
U.S. Treasury Bill
  1.781% 1/20/2005                                              38,570                   38,534
U.S. Treasury Bill
  1.785% 1/27/2005                                              31,553                   31,512
U.S. Treasury Bill
  1.835% 3/3/2005                                               21,298                   21,231
U.S. Treasury Bill
  1.885% 2/3/2005                                                9,888                    9,870
U.S. Treasury Bill
  1.900% 2/24/2005                                              20,475                   20,417
U.S. Treasury Bill
  1.938% 3/31/2005                                              24,448                   24,330
U.S. Treasury Bill
  2.058% 2/3/2005                                               35,000                   34,934
U.S. Treasury Bill
  2.100% 2/10/2005                                              35,000                   34,918
U.S. Treasury Bill
  2.105% 2/17/2005-
  3/10/2005                                                     46,795                   46,650
U.S. Treasury Bill
  2.150% 3/17/2005                                              28,438                   28,310
U.S. Treasury Bill
  2.180% 3/31/2005                                              10,255                   10,200
U.S. Treasury Bill
  2.186% 3/10/2005                                              45,010                   44,824
U.S. Treasury Bill
  2.220% 4/7/2005-
  4/14/2005                                                     72,870                   72,426
U.S. Treasury Bill
  2.240% 5/12/2005                              $               24,990   $               24,786
U.S. Treasury Bill
  2.429% 5/26/2005                                              71,015                   70,320
U.S. Treasury Bond
  6.125% 11/15/2027-
  8/15/2029                                                    273,456                  320,402
U.S. Treasury Bond
  6.875% 8/15/2025                                              22,287                   28,050
U.S. Treasury Bond
  7.125% 2/15/2023                                              42,718                   54,452
U.S. Treasury Bond
  7.500% 11/15/2016                                             27,513                   35,139
U.S. Treasury Bond
  8.875% 8/15/2017                                              59,979                   84,955
U.S. Treasury
  Inflation Index
  1.875% 7/15/2013                                             412,362                  424,218
U.S. Treasury
  Inflation Index
  2.000% 1/15/2014-
  7/15/2014                                                    748,230                  773,355
U.S. Treasury
  Inflation Index
  2.375% 1/15/2025                                             191,013                  204,503
U.S. Treasury
  Inflation Index
  3.000% 7/15/2012                                             480,844                  536,517
U.S. Treasury
  Inflation Index
  3.375% 1/15/2012-
  4/15/2032                                                    228,781                  279,775
U.S. Treasury
  Inflation Index
  3.500% 1/15/2011                                             239,334                  272,018
U.S. Treasury
  Inflation Index
  3.625% 1/15/2008-
  4/15/2028                                                    968,886                1,146,315
U.S. Treasury
  Inflation Index
  3.875% 1/15/2009-
  4/15/2029                                                    987,524                1,220,544
U.S. Treasury
  Inflation Index
  4.250% 1/15/2010                                             249,400                  289,245
U.S. Treasury
  Inflation Index
  0.875% 4/15/2010                                             159,265                  157,772
U.S. Treasury Note
  1.875% 11/30/2005                                            205,000                  203,414

    The accompanying notes are an integral part of the financial statements.

                                                      PRINCIPAL                  MARKET
                                                        AMOUNT                   VALUE
                                                ----------------------   ----------------------
U.S. Treasury Note
  2.000% 5/15/2006                              $               66,625   $               65,839
U.S. Treasury Note
  2.500% 10/31/2006                                            235,455                  233,266
U.S. Treasury Note
  3.375% 11/15/2008                                            177,516                  177,059
U.S. Treasury Note
  4.000% 2/15/2014                                           1,005,848                  991,860
U.S. Treasury Note
  4.375% 5/15/2007                                             123,000                  126,411
U.S. Treasury Note
  5.000% 8/15/2011                                           3,628,937                3,862,550
U.S. Treasury Note
  6.500% 10/15/2006                                          1,129,950                1,197,659
                                                ----------------------   ----------------------
                                                $           12,326,599   $           13,345,525
                                                ----------------------   ----------------------

GNMA
GNMA
  5.000% 5/15/2033-
  1/1/2035                                                     360,340                  360,713
GNMA
  5.500% 6/15/2033-
  1/1/2035                                                   1,391,811                1,421,227
GNMA
  6.000% 6/15/2011-
  3/15/2033                                                     35,220                   36,564
GNMA
  6.500% 9/15/2023-
  9/15/2032                                                    110,601                  117,012
GNMA
  7.000% 8/15/2023-
  8/15/2032                                                     21,041                   22,451
GNMA
  7.250% 7/20/2021-
  7/20/2022                                                      6,590                    7,075
GNMA
  7.500% 6/15/2011-
  8/15/2029                                                     31,862                   34,401
GNMA
  8.000% 11/15/2005-
  11/15/2030                                                    12,787                   13,929
GNMA
  8.500% 8/15/2030                                                  60                       65
GNMA
  9.000% 4/15/2009-
  10/15/2009                                                        20                       22
                                                ----------------------   ----------------------
                                                $            1,970,332   $            2,013,459
                                                ----------------------   ----------------------

FNMA
FNMA Series 1989-20,
  Class A
  6.750% 4/25/2018                              $                8,029   $                8,429
FNMA (Benchmark Note)
  6.000% 12/15/2005                                          2,929,500                3,012,637
FNMA
  2.250% 5/15/2006                                             259,700                  256,622
FNMA
  3.875% 11/17/2008                                            106,675                  106,065
FNMA
  4.500% 9/1/2018                                                3,472                    3,471
FNMA
  4.625% 10/15/2013                                            107,188                  108,142
FNMA
  5.000% 3/1/2018-
  9/1/2033                                                     559,246                  556,530
FNMA
  5.500% 11/1/2016-
  5/1/2018                                                     176,820                  183,113
FNMA
  6.000% 5/1/2011                                                  230                      242
FNMA
  6.420% 11/1/2008                                             109,526                  118,223
FNMA
  6.500% 7/1/2016-
  5/1/2017                                                       5,857                    6,217
FNMA
  7.000% 12/1/2029-
  7/1/2032                                                       2,177                    2,309
FNMA
  7.500% 9/1/2029-
  10/1/2031                                                      4,733                    5,074
FNMA
  8.000% 5/1/2013-
  9/1/2031                                                       7,378                    7,996
FNMA
  8.500% 8/1/2026                                                1,416                    1,546
FNMA
  9.000% 10/1/2009                                               5,260                    5,607
                                                ----------------------   ----------------------
                                                $            4,287,207   $            4,382,223
                                                ----------------------   ----------------------

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2020 FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
MUTUAL FUNDS -- 100.0%

FINANCIAL SERVICES
MassMutual Premier Core
  Bond Fund, Class S                                         2,679,613   $           29,341,764
MassMutual Premier
  Diversified Bond Fund,
  Class S                                                    2,525,933               27,052,746
MassMutual Premier
  Inflation Protected Bond,
  Class S                                                    2,817,631               29,641,480
MassMutual Premier
  Short-Duration Bond,
  Class S                                                    1,187,830               12,127,741
MassMutual Premier Small
  Company Opportunities
  Fund, Class S                                                781,109               13,692,849
MassMutual Select
  Aggressive Growth Fund,
  Class S*                                                   3,991,706               24,069,988
MassMutual Select
  Focused Value Fund,
  Class S                                                      714,975               12,998,250
MassMutual Select
  Fundamental Value Fund,
  Class S                                                    2,167,664               23,410,772
MassMutual Select Growth
  Equity Fund, Class S                                       2,850,347               22,517,743
MassMutual Select Large
  Cap Value Fund, Class S                                    2,229,207               23,317,509
MassMutual Select
  Mid Cap Growth
  Equity II Fund, Class S                                    1,022,134               13,686,368
MassMutual Select
  Overseas Fund, Class S                                     2,234,824               24,650,114
                                                                         ----------------------
                                                                                    256,507,324
                                                                         ----------------------

TOTAL MUTUAL FUNDS
(COST $246,458,753)**                                                               256,507,324
                                                                         ----------------------

TOTAL INVESTMENTS -- 100.0%

OTHER ASSETS/
(LIABILITIES) -- 0.0%                                                                   (83,801)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          256,423,523
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   See Note 7 for aggregate cost for Federal tax purposes.

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund's net assets as of December 31, 2004:

                                                     PRINCIPAL                   MARKET
                                                       AMOUNT                    VALUE
                                                ----------------------   ----------------------
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bond
  6.125% 11/15/2027-
  8/15/2029                                     $            1,343,413   $            1,573,973
U.S. Treasury Bond
  6.875% 8/15/2025                                             115,368                  145,201
U.S. Treasury Bond
  7.125% 2/15/2023                                             208,952                  266,349
U.S. Treasury Bond
  7.500% 11/15/2016                                            142,419                  181,896
U.S. Treasury Bond
  8.875% 8/15/2017                                             310,482                  439,768
U.S. Treasury
  Inflation Index
  1.875% 7/15/2013                                           2,149,440                2,211,236
U.S. Treasury
  Inflation Index
  2.000% 1/15/2014-
  7/15/2014                                                  3,900,151                4,031,113
U.S. Treasury
  Inflation Index
  2.375% 1/15/2025                                             995,656                1,065,974
U.S. Treasury
  Inflation Index
  3.000% 7/15/2012                                           2,506,400                2,796,595
U.S. Treasury
  Inflation Index
  3.375% 1/15/2012-
  4/15/2032                                                  1,192,519                1,458,328
U.S. Treasury
  Inflation Index
  3.500% 1/15/2011                                           1,247,530                1,417,895
U.S. Treasury
  Inflation Index
  3.625% 1/15/2008-
  4/15/2028                                                  5,050,318                5,975,165
U.S. Treasury
  Inflation Index
  3.875% 1/15/2009-
  4/15/2029                                                  5,147,468                6,362,088
U.S. Treasury
  Inflation Index
  4.250% 1/15/2010                                           1,299,996                1,507,690
U.S. Treasury
  Inflation Index
  0.875% 4/15/2010                                             830,168                  822,385
U.S. Treasury Note
  1.875% 11/30/2005                             $              980,000   $              972,420
U.S. Treasury Note
  2.000% 5/15/2006                                             318,500                  314,743
U.S. Treasury Note
  2.500% 10/31/2006                                          1,168,740                1,157,874
U.S. Treasury Note
  3.375% 11/15/2008                                            833,613                  831,463
U.S. Treasury Note
  4.000% 2/15/2014                                           3,373,579                3,326,665
U.S. Treasury Note
  4.375% 5/15/2007                                             588,000                  604,308
U.S. Treasury Note
  5.000% 8/15/2011                                           1,214,146                1,292,307
U.S. Treasury Note
  6.500% 10/15/2006                                            365,850                  387,772
                                                ----------------------   ----------------------
                                                $           35,282,708   $           39,143,208
                                                ----------------------   ----------------------

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2030 FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
MUTUAL FUNDS -- 100.0%

FINANCIAL SERVICES
MassMutual Premier
  Diversified Bond Fund,
  Class S                                                    1,213,384   $           12,995,343
MassMutual Premier
  Inflation Protected Bond,
  Class S                                                    1,417,624               14,913,400
MassMutual Select
  Aggressive Growth Fund,
  Class S*                                                   4,012,642               24,196,233
MassMutual Select
  Emerging Growth Fund,
  Class S*                                                   2,000,036               12,060,216
MassMutual Select
  Focused Value Fund,
  Class S                                                      538,881                9,796,857
MassMutual Select
  Fundamental Value Fund,
  Class S                                                    2,362,899               25,519,312
MassMutual Select Growth
  Equity Fund, Class S                                       3,098,887               24,481,204
MassMutual Select
  Large Cap Value Fund,
  Class S                                                    2,243,185               23,463,713
MassMutual Select
  Mid Cap Growth Equity II
  Fund, Class S                                                771,776               10,334,083
MassMutual Select
  Overseas Fund, Class S                                     2,437,640               26,887,171
MassMutual Select Small
  Company Value Fund,
  Class S                                                      871,654               12,543,108
                                                                         ----------------------
                                                                                    197,190,640
                                                                         ----------------------

TOTAL MUTUAL FUNDS
(COST $184,396,765)**                                                               197,190,640
                                                                         ----------------------

TOTAL INVESTMENTS -- 100.0%

OTHER ASSETS/
(LIABILITIES) -- 0.0%                                                                   (73,398)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          197,117,242
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   See Note 7 for aggregate cost for Federal tax purposes.

The following represents securities, held by the underlying Funds in which the Fund invests, whose value aggregates to more than 5% of the Fund's net assets as of December 31, 2004:

                                                      PRINCIPAL                  MARKET
                                                        AMOUNT                   VALUE
                                                ----------------------   ----------------------
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bond
  6.125% 8/15/29                                $              418,484   $              490,737
U.S. Treasury Bond
  7.125% 2/15/23                                                70,650                   90,057
U.S. Treasury
  Inflation Index
  0.875% 4/15/10                                               417,572                  413,658
U.S. Treasury
  Inflation Index
  1.875% 7/15/13                                             1,081,163                1,112,246
U.S. Treasury
  Inflation Index
  2.000% 1/15/2014-
  7/15/2014                                                  1,961,766                2,027,640
U.S. Treasury
  Inflation Index
  2.375% 1/15/25                                               500,812                  536,182
U.S. Treasury
  Inflation Index
  3.000% 7/15/12                                             1,260,713                1,406,680
U.S. Treasury
  Inflation Index
  3.375% 1/15/2012-
  4/15/2032                                                    599,834                  733,535
U.S. Treasury
  Inflation Index
  3.500% 1/15/11                                               627,504                  713,198
U.S. Treasury
  Inflation Index
  3.625% 1/15/2008-
  4/15/2028                                                  2,540,298                3,005,494
U.S. Treasury
  Inflation Index
  3.875% 1/15/2009-
  4/15/2029                                                  2,589,164                3,200,115
U.S. Treasury
  Inflation Index
  4.250% 1/15/10                                               653,895                  758,365
U.S. Treasury Note
  1.875% 11/30/05                                              471,000                  467,357
U.S. Treasury Note
  2.000% 5/15/06                                               153,075                  151,269
U.S. Treasury Note
  2.500% 10/31/06                                              290,607                  287,905
U.S. Treasury Note
  4.000% 2/15/14                                $              714,743   $              704,803
U.S. Treasury Note
  4.375% 5/15/07                                               282,600                  290,438
                                                ----------------------   ----------------------
                                                $           14,633,880   $           16,389,679
                                                ----------------------   ----------------------

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2040 FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

                                                       NUMBER OF                 MARKET
                                                        SHARES                   VALUE
                                                ----------------------   ----------------------
MUTUAL FUNDS -- 100.0%

FINANCIAL SERVICES
MassMutual Select
  Aggressive Growth Fund,
  Class S*                                                   2,787,241   $           16,807,065
MassMutual Select
  Emerging Growth Fund,
  Class S*                                                   1,103,551                6,654,415
MassMutual Select Focused
  Value Fund, Class S                                          357,988                6,508,216
MassMutual Select
  Fundamental Value Fund,
  Class S                                                    1,510,490               16,313,290
MassMutual Select Growth
  Equity Fund, Class S                                       1,974,547               15,598,924
MassMutual Select
  Large Cap Value Fund,
  Class S                                                    1,553,912               16,253,923
MassMutual Select Mid Cap
  Growth Equity II Fund,
  Class S                                                      514,837                6,893,672
MassMutual Select
  Overseas Fund, Class S                                     1,562,273               17,231,868
MassMutual Select Small
  Company Value Fund,
  Class S                                                      565,732                8,140,886
                                                                         ----------------------
                                                                                    110,402,259
                                                                         ----------------------

TOTAL MUTUAL FUNDS
(COST $101,704,205)**                                                               110,402,259
                                                                         ----------------------

TOTAL INVESTMENTS -- 100.0%

OTHER ASSETS/
(LIABILITIES) -- 0.0%                                                                   (50,231)
                                                                         ----------------------

NET ASSETS -- 100.0%                                                     $          110,352,028
                                                                         ======================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   See Note 7 for aggregate cost for Federal tax purposes.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT FUNDS - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                 MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT
                                                              DIVERSIFIED VALUE  FUNDAMENTAL VALUE
                                                                    FUND               FUND
                                                              -----------------  -----------------
ASSETS:
      Investments, at value (NOTE 2)(a)                       $     201,230,514  $     889,576,420
      Short-term investments, at value (NOTE 2)(b)                   20,869,730         60,209,789
                                                              -----------------  -----------------
      Total Investments(c)                                          222,100,244        949,786,209
                                                              -----------------  -----------------
      Cash                                                                    -             97,008
      Receivables from:
         Investments sold                                                     -                  -
         Investment adviser (NOTE 3)                                      6,075                  -
         Fund shares sold                                                 3,645            754,193
         Interest and dividends                                         454,547            885,976
         Foreign taxes withheld                                             958                  -
                                                              -----------------  -----------------
          Total assets                                              222,565,469        951,523,386
                                                              -----------------  -----------------
LIABILITIES:
      Payables for:
         Investments purchased                                        1,026,208             62,589
         Fund shares repurchased                                      2,656,747          4,764,105
         Variation margin on open futures contracts (NOTE 2)                  -                  -
         Securities on loan (NOTE 2)                                 18,468,145         46,275,007
         Directors' fees and expenses (NOTE 3)                            2,690             13,882
         Affiliates (NOTE 3):
          Investment management fees                                     84,961            484,837
          Administration fees                                            14,741            167,192
          Service fees                                                    2,570            128,064
          Distribution fees                                                 101                949
      Due to custodian                                                        -                  -
      Accrued expenses and other liabilities                             29,885             43,263
                                                              -----------------  -----------------
          Total liabilities                                          22,286,048         51,939,888
                                                              -----------------  -----------------
      NET ASSETS                                              $     200,279,421  $     899,583,498
                                                              =================  =================

NET ASSETS CONSIST OF:
      Paid-in capital                                         $     161,689,530  $     778,634,393
      Undistributed net investment income
         (accumulated net investment loss)                               (1,252)            (9,933)
      Accumulated net realized gain (loss) on investments               635,920         (2,158,433)
      Net unrealized appreciation on investments                     37,955,223        123,117,471
                                                              -----------------  -----------------
                                                              $     200,279,421  $     899,583,498
                                                              =================  =================

 (a)  Cost of investments:                                    $     163,275,172  $     766,458,949
 (b)  Cost of short-term investments:                         $      20,869,730  $      60,209,789
 (c)  Securities on loan with market value of:                $      17,790,200  $      45,019,710

    The accompanying notes are an integral part of the financial statements.

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT             SELECT
                                                                VALUE EQUITY      LARGE CAP VALUE    INDEXED EQUITY
                                                                    FUND               FUND               FUND
                                                               ---------------    ---------------    ---------------
ASSETS:
      Investments, at value (NOTE 2)(a)                        $    87,430,877    $ 1,069,119,133    $ 1,753,690,647
      Short-term investments, at value (NOTE 2)(b)                   9,312,696        148,321,421        134,331,517
                                                               ---------------    ---------------    ---------------
      Total Investments(c)                                          96,743,573      1,217,440,554      1,888,022,164
                                                               ---------------    ---------------    ---------------
      Cash                                                                   -             85,471                  -
      Receivables from:
         Investments sold                                            2,990,234                  -          1,564,376
         Investment adviser (NOTE 3)                                         -                  -                  -
         Fund shares sold                                               50,850            968,269          1,599,031
         Interest and dividends                                        147,381          1,695,063          2,469,294
         Foreign taxes withheld                                             68             16,037                  -
                                                               ---------------    ---------------    ---------------
          Total assets                                              99,932,106      1,220,205,394      1,893,654,865
                                                               ---------------    ---------------    ---------------
LIABILITIES:
      Payables for:
         Investments purchased                                         187,806          6,037,606                  -
         Fund shares repurchased                                         3,943          1,758,404          6,595,429
         Variation margin on open futures contracts (NOTE 2)                 -                  -             21,828
         Securities on loan (NOTE 2)                                 9,312,696         60,640,033        113,616,858
         Directors' fees and expenses (NOTE 3)                           2,790             25,190             42,825
         Affiliates (NOTE 3):
          Investment management fees                                    53,399            617,589            148,458
          Administration fees                                           11,749            205,431            471,335
          Service fees                                                  15,792            155,331            164,445
          Distribution fees                                                201              1,935              2,198
      Due to custodian                                               2,214,361                  -                  -
      Accrued expenses and other liabilities                            31,670             52,689             62,768
                                                               ---------------    ---------------    ---------------
          Total liabilities                                         11,834,407         69,494,208        121,126,144
                                                               ---------------    ---------------    ---------------
      NET ASSETS                                               $    88,097,699    $ 1,150,711,186    $ 1,772,528,721
                                                               ===============    ===============    ===============

NET ASSETS CONSIST OF:
      Paid-in capital                                          $    76,067,331    $ 1,030,587,660    $ 1,716,910,575
      Undistributed net investment income
         (accumulated net investment loss)                              (2,330)          (301,828)            (1,063)
      Accumulated net realized gain (loss) on investments              579,664        (85,547,162)       (48,525,645)
      Net unrealized appreciation on investments                    11,453,034        205,972,516        104,144,854
                                                               ---------------    ---------------    ---------------
                                                               $    88,097,699    $ 1,150,711,186    $ 1,772,528,721
                                                               ===============    ===============    ===============

 (a)  Cost of investments:                                     $    75,977,843    $   863,146,446    $ 1,649,982,171
 (b)  Cost of short-term investments:                          $     9,312,696    $   148,321,421    $   134,331,387
 (c)  Securities on loan with market value of:                 $     8,909,692    $    58,402,497    $   109,106,203

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT             SELECT
                                                              BLUE CHIP GROWTH   LARGE CAP GROWTH    GROWTH EQUITY
                                                                    FUND               FUND               FUND
                                                              ----------------   ----------------    ---------------
ASSETS:
      Investments, at value (NOTE 2)(a)                        $   417,673,024    $    38,676,724    $   851,080,910
      Short-term investments, at value (NOTE 2)(b)                  43,111,436          5,279,140         41,604,426
                                                               ---------------    ---------------    ---------------
      Total Investments(c)                                         460,784,460         43,955,864        892,685,336
                                                               ---------------    ---------------    ---------------
      Cash                                                                   -                  -             78,726
      Receivables from:
         Investments sold                                               12,998            120,922         15,054,331
         Investment adviser (NOTE 3)                                         -              4,089                  -
         Fund shares sold                                              507,521              3,070            632,062
         Interest and dividends                                        400,042             18,972            937,569
         Foreign taxes withheld                                              -                  -                111
                                                               ---------------    ---------------    ---------------
          Total assets                                             461,705,021         44,102,917        909,388,135
                                                               ---------------    ---------------    ---------------
LIABILITIES:
      Payables for:
         Investments purchased                                         104,181            144,852         23,389,388
         Fund shares repurchased                                     2,059,381                 43          4,144,361
         Variation margin on open futures contracts (NOTE 2)                 -                  -                  -
         Securities on loan (NOTE 2)                                34,384,790          4,780,694         36,053,650
         Directors' fees and expenses (NOTE 3)                          13,218              1,050             21,629
         Affiliates (NOTE 3):
          Investment management fees                                   250,900             21,286            488,636
          Administration fees                                          129,019              7,427            157,808
          Service fees                                                  23,975              1,158            140,565
          Distribution fees                                              1,404                 25                953
      Due to custodian                                                       -                  -                  -
      Accrued expenses and other liabilities                            39,293             29,534             43,985
                                                               ---------------    ---------------    ---------------
          Total liabilities                                         37,006,161          4,986,069         64,440,975
                                                               ---------------    ---------------    ---------------
      NET ASSETS                                               $   424,698,860    $    39,116,848    $   844,947,160
                                                               ===============    ===============    ===============

NET ASSETS CONSIST OF:
      Paid-in capital                                          $   482,854,731    $    38,426,806    $   966,912,485
      Undistributed net investment income
         (accumulated net investment loss)                              11,352                341             28,102
      Accumulated net realized gain (loss) on investments          (86,048,159)        (4,291,176)      (183,328,405)
      Net unrealized appreciation on investments                    27,880,936          4,980,877         61,334,978
                                                               ---------------    ---------------    ---------------
                                                               $   424,698,860    $    39,116,848    $   844,947,160
                                                               ===============    ===============    ===============

 (a)  Cost of investments:                                     $   389,792,088    $    33,695,847    $   789,745,947
 (b)  Cost of short-term investments:                          $    43,111,436    $     5,279,140    $    41,604,426
 (c)  Securities on loan with market value of:                 $    33,236,630    $     4,652,846    $    34,923,307

                                                                 MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT
                                                              DIVERSIFIED VALUE  FUNDAMENTAL VALUE
                                                                    FUND               FUND
                                                              -----------------  -----------------
CLASS A SHARES:
      Net assets                                              $       4,998,035  $     214,885,867
                                                              =================  =================
      Shares outstanding                                                457,086         19,995,634
                                                              =================  =================
      Net asset value and redemption price per share          $           10.93  $           10.75
                                                              =================  =================
      Offering price per share
         (100/[100-maximum sales charge] of net asset value)  $           11.60  $           11.41
                                                              =================  =================
CLASS L SHARES:
      Net assets                                              $      20,480,118  $     236,583,241
                                                              =================  =================
      Shares outstanding                                              1,872,904         21,952,943
                                                              =================  =================
      Net asset value, offering price and redemption
        price per share                                       $           10.93  $           10.78
                                                              =================  =================
CLASS Y SHARES:
      Net assets                                              $       1,272,974  $     120,769,031
                                                              =================  =================
      Shares outstanding                                                116,419         11,198,623
                                                              =================  =================
      Net asset value, offering price and redemption
        price per share                                       $           10.93  $           10.78
                                                              =================  =================
CLASS S SHARES:
      Net assets                                              $     173,341,160  $     325,701,415
                                                              =================  =================
      Shares outstanding                                             15,851,790         30,158,756
                                                              =================  =================
      Net asset value, offering price and redemption
        price per share                                       $           10.94  $           10.80
                                                              =================  =================
CLASS Z SHARES:
      Net assets                                              $               -  $               -
                                                              =================  =================
      Shares outstanding                                                      -                  -
                                                              =================  =================
      Net asset value, offering price and redemption
        price per share                                       $               -  $               -
                                                              =================  =================
CLASS N SHARES:
      Net assets                                              $         187,134  $       1,643,944
                                                              =================  =================
      Shares outstanding                                                 17,112            153,833
                                                              =================  =================
      Net asset value, offering price and redemption
        price per share                                       $           10.94  $           10.69
                                                              =================  =================

    The accompanying notes are an integral part of the financial statements.

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT             SELECT
                                                                VALUE EQUITY      LARGE CAP VALUE    INDEXED EQUITY
                                                                    FUND               FUND               FUND
                                                               ---------------    ---------------    ---------------
CLASS A SHARES:
      Net assets                                               $    25,523,073    $   266,753,177    $   275,920,300
                                                               ===============    ===============    ===============
      Shares outstanding                                             2,434,642         25,665,112         24,819,053
                                                               ===============    ===============    ===============
      Net asset value and redemption price per share           $         10.48    $         10.39    $         11.12
                                                               ===============    ===============    ===============
      Offering price per share
         (100/[100-maximum sales charge] of net asset value)   $         11.12    $         11.02    $         11.80
                                                               ===============    ===============    ===============
CLASS L SHARES:
      Net assets                                               $     7,461,139    $   316,840,966    $   218,754,697
                                                               ===============    ===============    ===============
      Shares outstanding                                               710,750         30,392,214         19,598,956
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.50    $         10.43    $         11.16
                                                               ===============    ===============    ===============
CLASS Y SHARES:
      Net assets                                               $     2,891,013    $   127,222,810    $   419,365,986
                                                               ===============    ===============    ===============
      Shares outstanding                                               274,358         12,177,197         37,473,747
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.54    $         10.45    $         11.19
                                                               ===============    ===============    ===============
CLASS S SHARES:
      Net assets                                               $    51,940,311    $   436,983,332    $   724,614,067
                                                               ===============    ===============    ===============
      Shares outstanding                                             4,935,513         41,763,738         64,136,312
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.52    $         10.46    $         11.30
                                                               ===============    ===============    ===============
CLASS Z SHARES:
      Net assets                                               $             -    $             -    $   130,163,640
                                                               ===============    ===============    ===============
      Shares outstanding                                                     -                  -         11,519,960
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $             -    $             -    $         11.30
                                                               ===============    ===============    ===============
CLASS N SHARES:
      Net assets                                               $       282,163    $     2,910,901    $     3,710,031
                                                               ===============    ===============    ===============
      Shares outstanding                                                26,864            282,809            336,589
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.50    $         10.29    $         11.02
                                                               ===============    ===============    ===============

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT             SELECT
                                                              BLUE CHIP GROWTH   LARGE CAP GROWTH     GROWTH EQUITY
                                                                    FUND               FUND               FUND
                                                              ----------------   ----------------    ---------------
CLASS A SHARES:
      Net assets                                               $    37,376,611    $     1,996,946    $   224,997,688
                                                               ===============    ===============    ===============
      Shares outstanding                                             4,276,239            221,189         29,079,356
                                                               ===============    ===============    ===============
      Net asset value and redemption price per share           $          8.74    $          9.03    $          7.74
                                                               ===============    ===============    ===============
      Offering price per share
         (100/[100-maximum sales charge] of net asset value)   $          9.27    $          9.58    $          8.21
                                                               ===============    ===============    ===============
CLASS L SHARES:
      Net assets                                               $   301,734,238    $     9,271,945    $   276,387,260
                                                               ===============    ===============    ===============
      Shares outstanding                                            34,244,679          1,020,237         35,298,793
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $          8.81    $          9.09    $          7.83
                                                               ===============    ===============    ===============
CLASS Y SHARES:
      Net assets                                               $     4,330,682    $     9,052,065    $   112,682,730
                                                               ===============    ===============    ===============
      Shares outstanding                                               491,034            994,767         14,306,448
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $          8.82    $          9.10    $          7.88
                                                               ===============    ===============    ===============
CLASS S SHARES:
      Net assets                                               $    79,072,474    $    18,791,067    $   229,407,227
                                                               ===============    ===============    ===============
      Shares outstanding                                             8,939,906          2,056,846         29,023,643
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $          8.84    $          9.14    $          7.90
                                                               ===============    ===============    ===============
CLASS Z SHARES:
      Net assets                                               $             -    $             -    $             -
                                                               ===============    ===============    ===============
      Shares outstanding                                                     -                  -                  -
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $             -    $             -    $             -
                                                               ===============    ===============    ===============
CLASS N SHARES:
      Net assets                                               $     2,184,855    $         4,825    $     1,472,255
                                                               ===============    ===============    ===============
      Shares outstanding                                               251,662                532            192,418
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $          8.68    $          9.07    $          7.65
                                                               ===============    ===============    ===============

                                                                 MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT
                                                              AGGRESSIVE GROWTH       OTC 100
                                                                    FUND               FUND
                                                              -----------------   ---------------
ASSETS:
      Investments, at value (NOTE 2)(a)                       $     487,568,078  $      74,620,094
      Short-term investments, at value (NOTE 2)(b)                   64,821,992         15,747,368
                                                              -----------------  -----------------
      Total Investments(c)                                          552,390,070         90,367,462
                                                              -----------------  -----------------
      Cash                                                              116,596                  -
      Receivables from:
         Investments sold                                                     -                  -
         Investment adviser (NOTE 3)                                          -                  -
         Fund shares sold                                             1,154,463            101,401
         Interest and dividends                                          89,967             33,664
         Variation margin on open futures contracts (NOTE 2)                  -                260
         Foreign taxes withheld                                               -                  -
                                                              -----------------  -----------------
          Total assets                                              553,751,096         90,502,787
                                                              -----------------  -----------------
LIABILITIES:
      Payables for:
         Investments purchased                                        4,235,022          5,306,467
         Fund shares repurchased                                      1,113,718            122,721
         Securities on loan (NOTE 2)                                 46,603,874          9,611,571
         Directors' fees and expenses (NOTE 3)                            9,710              2,683
         Affiliates (NOTE 3):
          Investment management fees                                    265,466              8,803
          Administration fees                                            96,676             31,985
          Service fees                                                   66,309             19,802
          Distribution fees                                                 710                258
      Due to custodian                                                        -                  -
      Accrued expenses and other liabilities                             70,124             32,401
                                                              -----------------  -----------------
          Total liabilities                                          52,461,609         15,136,691
                                                              -----------------  -----------------
      NET ASSETS                                              $     501,289,487  $      75,366,096
                                                              =================  =================
NET ASSETS CONSIST OF:
      Paid-in capital                                         $     511,030,670  $      95,161,509
      Undistributed net investment income
         (accumulated net investment loss)                               55,560             15,505
      Accumulated net realized gain (loss) on investments           (82,010,791)       (31,479,825)
      Net unrealized appreciation on investments                     72,214,048         11,668,907
                                                              -----------------  -----------------
                                                              $     501,289,487  $      75,366,096
                                                              =================  =================

 (a)  Cost of investments:                                    $     415,354,030  $      62,952,863
 (b)  Cost of short-term investments:                         $      64,821,992  $      15,747,349
 (c)  Securities on loan with market value of:                $      45,367,408  $       9,181,277

    The accompanying notes are an integral part of the financial statements.

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT          SELECT SMALL      SELECT MID CAP
                                                                FOCUSED VALUE      COMPANY VALUE      GROWTH EQUITY
                                                                    FUND               FUND               FUND
                                                               ---------------    ---------------    ---------------
ASSETS:
      Investments, at value (NOTE 2)(a)                        $   746,665,044    $   508,540,274    $   137,201,688
      Short-term investments, at value (NOTE 2)(b)                 147,244,683        100,789,657         38,278,256
                                                               ---------------    ---------------    ---------------
      Total Investments(c)                                         893,909,727        609,329,931        175,479,944
                                                               ---------------    ---------------    ---------------
      Cash                                                           3,777,364                  -              1,203
      Receivables from:
         Investments sold                                              237,725             15,657                  -
         Investment adviser (NOTE 3)                                         -              1,496                  -
         Fund shares sold                                            1,122,267            930,744            173,585
         Interest and dividends                                        886,156            787,362             91,879
         Variation margin on open futures contracts (NOTE 2)                 -                  -                  -
         Foreign taxes withheld                                              -                  -                339
                                                               ---------------    ---------------    ---------------
          Total assets                                             899,933,239        611,065,190        175,746,950
                                                               ---------------    ---------------    ---------------
LIABILITIES:
      Payables for:
         Investments purchased                                               -          4,397,612                  -
         Fund shares repurchased                                     3,199,202          1,293,859          2,018,121
         Securities on loan (NOTE 2)                                81,325,183         82,354,118         38,278,256
         Directors' fees and expenses (NOTE 3)                          16,467              6,459              5,969
         Affiliates (NOTE 3):
          Investment management fees                                   465,722            359,722             81,664
          Administration fees                                          146,206            110,688             23,963
          Service fees                                                 134,454             63,108             19,014
          Distribution fees                                                631                569                 88
      Due to custodian                                                       -              2,685                  -
      Accrued expenses and other liabilities                            43,524             37,235             31,925
                                                               ---------------    ---------------    ---------------
          Total liabilities                                         85,331,389         88,626,055         40,459,000
                                                               ---------------    ---------------    ---------------
      NET ASSETS                                               $   814,601,850    $   522,439,135    $   135,287,950
                                                               ===============    ===============    ===============
NET ASSETS CONSIST OF:
      Paid-in capital                                          $   625,343,441    $   424,976,364    $   211,571,337
      Undistributed net investment income
         (accumulated net investment loss)                             (12,597)           364,863             (5,251)
      Accumulated net realized gain (loss) on investments           12,637,719          2,739,565       (108,085,686)
      Net unrealized appreciation on investments                   176,633,287         94,358,343         31,807,550
                                                               ---------------    ---------------    ---------------
                                                               $   814,601,850    $   522,439,135    $   135,287,950
                                                               ===============    ===============    ===============

 (a)  Cost of investments:                                     $   570,031,757    $   414,181,931    $   105,394,138
 (b)  Cost of short-term investments:                          $   147,244,683    $   100,789,657    $    38,278,256
 (c)  Securities on loan with market value of:                 $    77,625,418    $    78,885,355    $    37,057,797

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                               SELECT MID CAP    SELECT SMALL CAP     SELECT SMALL
                                                              GROWTH EQUITY II     GROWTH EQUITY     COMPANY GROWTH
                                                                    FUND               FUND               FUND
                                                              ----------------   ----------------    ---------------
ASSETS:
      Investments, at value (NOTE 2)(a)                        $   902,308,902    $   475,492,930    $   174,015,325
      Short-term investments, at value (NOTE 2)(b)                 152,315,884        165,923,918         52,545,940
                                                               ---------------    ---------------    ---------------
      Total Investments(c)                                       1,054,624,786        641,416,848        226,561,265
                                                               ---------------    ---------------    ---------------
      Cash                                                                   -                  -                  -
      Receivables from:
         Investments sold                                            1,346,956            697,254          3,239,851
         Investment adviser (NOTE 3)                                         -                  -             10,531
         Fund shares sold                                            2,373,786            717,042            137,136
         Interest and dividends                                        328,783            116,913            144,108
         Variation margin on open futures contracts (NOTE 2)                 -                  -                  -
         Foreign taxes withheld                                          4,343                 89                 46
                                                               ---------------    ---------------    ---------------
          Total assets                                           1,058,678,654        642,948,146        230,092,937
                                                               ---------------    ---------------    ---------------
LIABILITIES:
      Payables for:
         Investments purchased                                       3,426,176            504,499          4,229,154
         Fund shares repurchased                                     5,110,010          4,501,799            253,605
         Securities on loan (NOTE 2)                               129,223,371        133,405,609         45,387,350
         Directors' fees and expenses (NOTE 3)                          15,525             13,798              3,187
         Affiliates (NOTE 3):
          Investment management fees                                   563,478            347,236            125,430
          Administration fees                                          191,446            101,774             42,044
          Service fees                                                 116,215             46,702             38,418
          Distribution fees                                                739                466                549
      Due to custodian                                                 647,675                  -                125
      Accrued expenses and other liabilities                            46,434             44,420             38,419
                                                               ---------------    ---------------    ---------------
          Total liabilities                                        139,341,069        138,966,303         50,118,281
                                                               ---------------    ---------------    ---------------
      NET ASSETS                                               $   919,337,585    $   503,981,843    $   179,974,656
                                                               ===============    ===============    ===============
NET ASSETS CONSIST OF:
      Paid-in capital                                          $   727,633,106    $   449,786,193    $   167,689,038
      Undistributed net investment income
         (accumulated net investment loss)                             (13,244)           (11,237)            (2,288)
      Accumulated net realized gain (loss) on investments            3,226,294        (61,741,397)           855,336
      Net unrealized appreciation on investments                   188,491,429        115,948,284         11,432,570
                                                               ---------------    ---------------    ---------------
                                                               $   919,337,585    $   503,981,843    $   179,974,656
                                                               ===============    ===============    ===============

 (a)  Cost of investments:                                     $   713,813,360    $   359,544,646    $   162,582,755
 (b)  Cost of short-term investments:                          $   152,315,884    $   165,923,918    $    52,545,940
 (c)  Securities on loan with market value of:                 $   124,500,607    $   128,205,620    $    42,289,224

                                                                 MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT
                                                              AGGRESSIVE GROWTH       OTC 100
                                                                    FUND               FUND
                                                              -----------------  -----------------
CLASS A SHARES:
      Net assets                                              $     117,231,956  $      32,175,794
                                                              =================  =================
      Shares outstanding                                             19,887,366          7,869,614
                                                              =================  =================
      Net asset value and redemption price per share          $            5.89  $            4.09
                                                              =================  =================
      Offering price per share
        (100/[100-maximum sales charge] of net asset value)   $            6.25  $            4.34
                                                              =================  =================
CLASS L SHARES:
      Net assets                                              $     152,517,985  $      13,101,433
                                                              =================  =================
      Shares outstanding                                             25,560,247          3,174,479
                                                              =================  =================
      Net asset value, offering price and redemption
        price per share                                       $            5.97  $            4.13
                                                              =================  =================
CLASS Y SHARES:
      Net assets                                              $      32,241,612  $       3,777,043
                                                              =================  =================
      Shares outstanding                                              5,372,721            910,599
                                                              =================  =================
      Net asset value, offering price and redemption
        price per share                                       $            6.00  $            4.15
                                                              =================  =================
CLASS S SHARES:
      Net assets                                              $     198,153,565  $      25,880,274
                                                              =================  =================
      Shares outstanding                                             32,863,740          6,203,331
                                                              =================  =================
      Net asset value, offering price and redemption
        price per share                                       $            6.03  $            4.17
                                                              =================  =================
CLASS N SHARES:
      Net assets                                              $       1,144,369  $         431,552
                                                              =================  =================
      Shares outstanding                                                196,395            106,599
                                                              =================  =================
      Net asset value, offering price and redemption
        price per share                                       $            5.83  $            4.05
                                                              =================  =================

    The accompanying notes are an integral part of the financial statements.

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT          SELECT SMALL      SELECT MID CAP
                                                                FOCUSED VALUE      COMPANY VALUE      GROWTH EQUITY
                                                                    FUND               FUND               FUND
                                                               ---------------    ---------------    ---------------
CLASS A SHARES:
      Net assets                                               $   228,871,399    $   115,807,062    $    29,642,108
                                                               ===============    ===============    ===============
      Shares outstanding                                            12,873,881          8,107,425          3,390,090
                                                               ===============    ===============    ===============
      Net asset value and redemption price per share           $         17.78    $         14.28    $          8.74
                                                               ===============    ===============    ===============
      Offering price per share
        (100/[100-maximum sales charge] of net asset value)    $         18.86    $         15.15    $          9.27
                                                               ===============    ===============    ===============
CLASS L SHARES:
      Net assets                                               $   163,742,311    $   116,485,148    $    39,545,898
                                                               ===============    ===============    ===============
      Shares outstanding                                             9,107,604          8,141,902          4,456,547
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         17.98    $         14.31    $          8.87
                                                               ===============    ===============    ===============
CLASS Y SHARES:
      Net assets                                               $    94,537,547    $   100,487,522    $    15,791,482
                                                               ===============    ===============    ===============
      Shares outstanding                                             5,228,278          7,002,659          1,766,472
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         18.08    $         14.35    $          8.94
                                                               ===============    ===============    ===============
CLASS S SHARES:
      Net assets                                               $   326,444,800    $   188,743,054    $    50,159,837
                                                               ===============    ===============    ===============
      Shares outstanding                                            17,960,687         13,118,610          5,594,733
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         18.18    $         14.39    $          8.97
                                                               ===============    ===============    ===============
CLASS N SHARES:
      Net assets                                               $     1,005,793    $       916,349    $       148,625
                                                               ===============    ===============    ===============
      Shares outstanding                                                57,132             64,693             17,150
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         17.60    $         14.16    $          8.67
                                                               ===============    ===============    ===============

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                               SELECT MID CAP     SELECT SMALL CAP    SELECT SMALL
                                                              GROWTH EQUITY II     GROWTH EQUITY     COMPANY GROWTH
                                                                    FUND               FUND               FUND
                                                              ----------------    ---------------    ---------------
CLASS A SHARES:
      Net assets                                               $   208,278,138    $    77,739,247    $    66,985,419
                                                               ===============    ===============    ===============
      Shares outstanding                                            15,913,904          5,466,703          6,668,474
                                                               ===============    ===============    ===============
      Net asset value and redemption price per share           $         13.09    $         14.22    $         10.05
                                                               ===============    ===============    ===============
      Offering price per share
        (100/[100-maximum sales charge] of net asset value)    $         13.89    $         15.09    $         10.66
                                                               ===============    ===============    ===============
CLASS L SHARES:
      Net assets                                               $   403,971,677    $    90,941,053    $    43,008,376
                                                               ===============    ===============    ===============
      Shares outstanding                                            30,505,460          6,312,551          4,240,553
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         13.24    $         14.41    $         10.14
                                                               ===============    ===============    ===============
CLASS Y SHARES:
      Net assets                                               $    99,125,928    $    92,812,337    $    40,989,642
                                                               ===============    ===============    ===============
      Shares outstanding                                             7,427,681          6,393,448          4,023,981
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         13.35    $         14.52    $         10.19
                                                               ===============    ===============    ===============
CLASS S SHARES:
      Net assets                                               $   206,865,413    $   241,673,468    $    28,080,835
                                                               ===============    ===============    ===============
      Shares outstanding                                            15,451,419         16,537,538          2,750,970
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         13.39    $         14.61    $         10.21
                                                               ===============    ===============    ===============
CLASS N SHARES:
      Net assets                                               $     1,096,429    $       815,738    $       910,384
                                                               ===============    ===============    ===============
      Shares outstanding                                                84,561             57,966             91,722
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         12.97    $         14.07    $          9.93
                                                               ===============    ===============    ===============

                                                                 MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT
                                                               EMERGING GROWTH       OVERSEAS
                                                                    FUND               FUND
                                                               ---------------    ---------------
ASSETS:
      Investments, at value (NOTE 2)
         Unaffiliated issuers(a)                               $   132,006,131    $   597,008,343
         Affiliated issuers(b)                                               -                  -
      Short-term investments, at value (NOTE 2)(c)                  45,226,664         63,170,914
                                                               ---------------    ---------------
      Total Investments(d)                                         177,232,795        660,179,257
                                                               ---------------    ---------------
      Cash                                                                   -             85,771
      Foreign currency, at value(e)                                          -            669,651
      Net receivable for open swap contracts (NOTE 2)                        -                  -
      Receivables from:
         Investments sold                                              134,548            756,782
         Investment adviser (NOTE 3)                                         -                  -
         Fund shares sold                                              109,144            621,003
         Interest and dividends                                         12,585            504,340
         Foreign taxes withheld                                             93            142,313
      Cash on deposit at broker                                              -                  -
                                                               ---------------    ---------------
          Total assets                                             177,489,165        662,959,117
                                                               ---------------    ---------------
LIABILITIES:
      Payables for:
         Investments purchased                                       1,241,417          3,903,068
         Written options outstanding, at value (premium
           $246,107) (NOTE 2)                                                -                  -
         Open forward foreign currency contracts (NOTE 2)                    -          2,794,555
         Fund shares repurchased                                       220,931          1,153,448
         Securities on loan (NOTE 2)                                39,047,648         36,881,193
         Settlement of investments purchased on a when
           issued basis (NOTE 2)                                             -            681,104
         Periodic payments from open swap agreements                         -                  -
         Directors' fees and expenses (NOTE 3)                           4,389              8,576
         Variation margin on open futures contracts (NOTE 2)                 -                  -
         Affiliates (NOTE 3):
          Investment management fees                                    89,575            499,178
          Administration fees                                           29,205             76,286
          Service fees                                                  16,482             74,303
          Distribution fees                                                 98                510
          Investment advisor                                                 -                  -
      Due to custodian                                                   3,743                  -
      Accrued expenses and other liabilities                            35,436             89,620
                                                               ---------------    ---------------
          Total liabilities                                         40,688,924         46,161,841
                                                               ---------------    ---------------
      NET ASSETS                                               $   136,800,241    $   616,797,276
                                                               ===============    ===============
NET ASSETS CONSIST OF:
      Paid-in capital                                          $   172,388,521    $   494,344,196
      Undistributed net investment income
         (accumulated net investment loss)                              (3,692)          (608,850)
      Accumulated net realized gain (loss) on investments          (56,315,517)         1,774,496
      Net unrealized appreciation on investments                    20,730,929        121,287,434
                                                               ---------------    ---------------
                                                               $   136,800,241    $   616,797,276
                                                               ===============    ===============

 (a)  Cost of investments - unaffiliated issuers:              $   111,275,202    $   472,961,246
 (b)  Cost of investments - affiliated issuers:                $             -    $             -
 (c)  Cost of short-term investments:                          $    45,226,664    $    63,170,914
 (d)  Securities on loan with market value of:                 $    37,561,183    $    35,086,293
 (e)  Cost of foreign currency:                                $             -    $       658,312


    The accompanying notes are an integral part of the financial statements.

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                              SELECT STRATEGIC  SELECT DESTINATION SELECT DESTINATION
                                                                  BALANCED       RETIREMENT INCOME   RETIREMENT 2010
                                                                    FUND               FUND               FUND
                                                              ----------------  ------------------ ------------------
ASSETS:
      Investments, at value (NOTE 2)
         Unaffiliated issuers(a)                               $   225,855,493    $             -    $             -
         Affiliated issuers(b)                                               -        191,641,086         38,215,215
      Short-term investments, at value (NOTE 2)(c)                  64,284,484                  -                  -
                                                               ---------------    ---------------    ---------------
      Total Investments(d)                                         290,139,977        191,641,086         38,215,215
                                                               ---------------    ---------------    ---------------
      Cash                                                          12,073,251                  -                  -
      Foreign currency, at value(e)                                          -                  -                  -
      Net receivable for open swap contracts (NOTE 2)                  126,154                  -                  -
      Receivables from:
         Investments sold                                              119,645          1,553,799            212,292
         Investment adviser (NOTE 3)                                     7,573                  -              4,543
         Fund shares sold                                              199,357            468,096            333,856
         Interest and dividends                                      1,096,336                  -                  -
         Foreign taxes withheld                                             94                  -                  -
      Cash on deposit at broker                                         81,569                  -                  -
                                                               ---------------    ---------------    ---------------
          Total assets                                             303,843,956        193,662,981         38,765,906
                                                               ---------------    ---------------    ---------------
LIABILITIES:
      Payables for:
         Investments purchased                                      11,305,008             12,581              1,607
         Written options outstanding, at value (premium
           $246,107) (NOTE 2)                                          111,189                  -                  -
         Open forward foreign currency contracts (NOTE 2)              496,784                  -                  -
         Fund shares repurchased                                     2,556,268          2,021,893            546,147
         Securities on loan (NOTE 2)                                38,247,723                  -                  -
         Settlement of investments purchased on a when
           issued basis (NOTE 2)                                             -                  -                  -
         Periodic payments from open swap agreements                    34,542                  -                  -
         Directors' fees and expenses (NOTE 3)                           2,812              1,995                149
         Variation margin on open futures contracts (NOTE 2)            49,858                  -                  -
         Affiliates (NOTE 3):
          Investment management fees                                   126,110              7,691                917
          Administration fees                                           54,047             15,596              2,440
          Service fees                                                  14,320              7,115              3,711
          Distribution fees                                                258                 66                 66
          Investment advisor                                                 -                 33                  -
      Due to custodian                                                       -                  -                  -
      Accrued expenses and other liabilities                            35,645             29,498             28,403
                                                               ---------------    ---------------    ---------------
          Total liabilities                                         53,034,564          2,096,468            583,440
                                                               ---------------    ---------------    ---------------
      NET ASSETS                                               $   250,809,392    $   191,566,513    $    38,182,466
                                                               ===============    ===============    ===============
NET ASSETS CONSIST OF:
      Paid-in capital                                          $   243,376,831    $   188,581,875    $    37,915,893
      Undistributed net investment income
         (accumulated net investment loss)                              54,030             (1,037)               (59)
      Accumulated net realized gain (loss) on investments           (1,404,666)           771,649             60,008
      Net unrealized appreciation on investments                     8,783,197          2,214,026            206,624
                                                               ---------------    ---------------    ---------------
                                                               $   250,809,392    $   191,566,513    $    38,182,466
                                                               ===============    ===============    ===============

 (a)  Cost of investments - unaffiliated issuers:              $   216,687,310    $             -    $             -
 (b)  Cost of investments - affiliated issuers:                $             -    $   189,427,060    $    38,008,591
 (c)  Cost of short-term investments:                          $    64,284,484    $             -    $             -
 (d)  Securities on loan with market value of:                 $    36,570,485    $             -    $             -
 (e)  Cost of foreign currency:                                $             -    $             -    $             -

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                             SELECT DESTINATION SELECT DESTINATION SELECT DESTINATION
                                                               RETIREMENT 2020    RETIREMENT 2030    RETIREMENT 2040
                                                                    FUND               FUND               FUND
                                                             ------------------ ------------------ ------------------
ASSETS:
      Investments, at value (NOTE 2)
         Unaffiliated issuers(a)                               $             -    $             -    $             -
         Affiliated issuers(b)                                     256,507,324        197,190,640        110,402,259
      Short-term investments, at value (NOTE 2)(c)                           -                  -                  -
                                                               ---------------    ---------------    ---------------
      Total Investments(d)                                         256,507,324        197,190,640        110,402,259
                                                               ---------------    ---------------    ---------------
      Cash                                                                   -                  -                  -
      Foreign currency, at value(e)                                          -                  -                  -
      Net receivable for open swap contracts (NOTE 2)                        -                  -                  -
      Receivables from:
         Investments sold                                            2,192,908            717,392          2,133,447
         Investment adviser (NOTE 3)                                     3,258              2,985              2,406
         Fund shares sold                                              193,513            203,679            174,138
         Interest and dividends                                              -                  -                  -
         Foreign taxes withheld                                              -                  -                  -
      Cash on deposit at broker                                              -                  -                  -
                                                               ---------------    ---------------    ---------------
          Total assets                                             258,897,003        198,114,696        112,712,250
                                                               ---------------    ---------------    ---------------
LIABILITIES:
      Payables for:
         Investments purchased                                               -             18,963                  -
         Written options outstanding, at value (premium
           $246,107) (NOTE 2)                                                -                  -                  -
         Open forward foreign currency contracts (NOTE 2)                    -                  -                  -
         Fund shares repurchased                                     2,386,417            900,696          2,307,585
         Securities on loan (NOTE 2)                                         -                  -                  -
         Settlement of investments purchased on a when
           issued basis (NOTE 2)                                             -                  -                  -
         Periodic payments from open swap agreements                         -                  -                  -
         Directors' fees and expenses (NOTE 3)                           2,617              2,054              1,222
         Variation margin on open futures contracts (NOTE 2)                 -                  -                  -
         Affiliates (NOTE 3):
          Investment management fees                                    10,175              7,900              4,605
          Administration fees                                           33,486             26,792             14,668
          Service fees                                                  10,737             11,448              3,346
          Distribution fees                                                 67                 67                 68
          Investment advisor                                                 -                  -                  -
      Due to custodian                                                       -                  -                  -
      Accrued expenses and other liabilities                            29,981             29,534             28,728
                                                               ---------------    ---------------    ---------------
          Total liabilities                                          2,473,480            997,454          2,360,222
                                                               ---------------    ---------------    ---------------
      NET ASSETS                                               $   256,423,523    $   197,117,242    $   110,352,028
                                                               ===============    ===============    ===============
NET ASSETS CONSIST OF:
      Paid-in capital                                          $   245,596,268    $   183,199,910    $   100,808,867
      Undistributed net investment income
         (accumulated net investment loss)                              (1,383)            (1,095)              (660)
      Accumulated net realized gain (loss) on investments              780,067          1,124,552            845,767
      Net unrealized appreciation on investments                    10,048,571         12,793,875          8,698,054
                                                               ---------------    ---------------    ---------------
                                                               $   256,423,523    $   197,117,242    $   110,352,028
                                                               ===============    ===============    ===============

 (a)  Cost of investments - unaffiliated issuers:              $             -    $             -    $             -
 (b)  Cost of investments - affiliated issuers:                $   246,458,753    $   184,396,765    $   101,704,205
 (c)  Cost of short-term investments:                          $             -    $             -    $             -
 (d)  Securities on loan with market value of:                 $             -    $             -    $             -
 (e)  Cost of foreign currency:                                $             -    $             -    $             -

                                                                 MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT
                                                               EMERGING GROWTH       OVERSEAS
                                                                    FUND               FUND
                                                               ---------------    ---------------
CLASS A SHARES:
      Net assets                                               $    27,051,526    $   134,926,568
                                                               ===============    ===============
      Shares outstanding                                             4,602,399         12,335,644
                                                               ===============    ===============
      Net asset value and redemption price per share           $          5.88    $         10.94
                                                               ===============    ===============
      Offering price per share
         (100/[100-maximum sales charge] of net asset value)   $          6.24    $         11.61
                                                               ===============    ===============
CLASS L SHARES:
      Net assets                                               $    65,341,864    $   175,492,899
                                                               ===============    ===============
      Shares outstanding                                            10,993,065         15,974,021
                                                               ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $          5.94    $         10.99
                                                               ===============    ===============
CLASS Y SHARES:
      Net assets                                               $     4,426,837    $    93,675,339
                                                               ===============    ===============
      Shares outstanding                                               739,072          8,505,710
                                                               ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $          5.99    $         11.01
                                                               ===============    ===============
CLASS S SHARES:
      Net assets                                               $    39,812,161    $   211,818,458
                                                               ===============    ===============
      Shares outstanding                                             6,604,079         19,202,528
                                                               ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $          6.03    $         11.03
                                                               ===============    ===============
CLASS N SHARES:
      Net assets                                               $       167,853    $       884,012
                                                               ===============    ===============
      Shares outstanding                                                28,856             81,393
                                                               ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $          5.82    $         10.86
                                                               ===============    ===============

    The accompanying notes are an integral part of the financial statements.

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                              SELECT STRATEGIC  SELECT DESTINATION SELECT DESTINATION
                                                                  BALANCED       RETIREMENT INCOME   RETIREMENT 2010
                                                                    FUND               FUND               FUND
                                                              ----------------  ------------------ ------------------
CLASS A SHARES:
      Net assets                                               $    32,986,756    $    11,818,937    $     7,271,715
                                                               ===============    ===============    ===============
      Shares outstanding                                             3,155,621          1,144,928            690,098
                                                               ===============    ===============    ===============
      Net asset value and redemption price per share           $         10.45    $         10.32    $         10.54
                                                               ===============    ===============    ===============
      Offering price per share
         (100/[100-maximum sales charge] of net asset value)   $         11.09    $         10.95    $         11.18
                                                               ===============    ===============    ===============
CLASS L SHARES:
      Net assets                                               $   104,994,963    $    97,859,011    $    22,879,966
                                                               ===============    ===============    ===============
      Shares outstanding                                            10,019,093          9,459,681          2,167,193
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.48    $         10.34    $         10.56
                                                               ===============    ===============    ===============
CLASS Y SHARES:
      Net assets                                               $    99,245,722    $    80,589,815    $     5,604,966
                                                               ===============    ===============    ===============
      Shares outstanding                                             9,469,175          7,788,938            530,847
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.48    $         10.35    $         10.56
                                                               ===============    ===============    ===============
CLASS S SHARES:
      Net assets                                               $    13,159,455    $     1,194,758    $     2,318,642
                                                               ===============    ===============    ===============
      Shares outstanding                                             1,254,688            115,498            219,436
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.49    $         10.34    $         10.57
                                                               ===============    ===============    ===============
CLASS N SHARES:
      Net assets                                               $       422,496    $       103,992    $       107,177
                                                               ===============    ===============    ===============
      Shares outstanding                                                40,377             10,056             10,147
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.46    $         10.34    $         10.56
                                                               ===============    ===============    ===============

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                             SELECT DESTINATION SELECT DESTINATION SELECT DESTINATION
                                                               RETIREMENT 2020    RETIREMENT 2030    RETIREMENT 2040
                                                                    FUND               FUND               FUND
                                                             ------------------ ------------------ -----------------
CLASS A SHARES:
      Net assets                                               $    21,577,069    $    21,458,896    $     6,414,274
                                                               ===============    ===============    ===============
      Shares outstanding                                             2,007,009          1,931,962            569,873
                                                               ===============    ===============    ===============
      Net asset value and redemption price per share           $         10.75    $         11.11    $         11.26
                                                               ===============    ===============    ===============
      Offering price per share
         (100/[100-maximum sales charge] of net asset value)   $         11.41    $         11.79    $         11.95
                                                               ===============    ===============    ===============
CLASS L SHARES:
      Net assets                                               $   212,094,493    $   168,131,621    $   101,486,554
                                                               ===============    ===============    ===============
      Shares outstanding                                            19,683,966         15,099,501          8,996,572
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.77    $         11.13    $         11.28
                                                               ===============    ===============    ===============
CLASS Y SHARES:
      Net assets                                               $    10,249,346    $     3,168,609    $       596,366
                                                               ===============    ===============    ===============
      Shares outstanding                                               951,320            284,663             52,868
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.77    $         11.13    $         11.28
                                                               ===============    ===============    ===============
CLASS S SHARES:
      Net assets                                               $    12,389,264    $     4,244,675    $     1,741,309
                                                               ===============    ===============    ===============
      Shares outstanding                                             1,149,549            381,168            154,330
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.78    $         11.14    $         11.28
                                                               ===============    ===============    ===============
CLASS N SHARES:
      Net assets                                               $       113,351    $       113,441    $       113,525
                                                               ===============    ===============    ===============
      Shares outstanding                                                10,524             10,192             10,068
                                                               ===============    ===============    ===============
      Net asset value, offering price and redemption
        price per share                                        $         10.77    $         11.13    $         11.28
                                                               ===============    ===============    ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                 MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT
                                                              DIVERSIFIED VALUE  FUNDAMENTAL VALUE
                                                                    FUND*              FUND
                                                              -----------------  -----------------
INVESTMENT INCOME (NOTE 2):
      Dividends(a)                                             $     1,212,857    $    16,087,010
      Interest(b)                                                        9,690            128,921
                                                               ---------------    ---------------
         Total investment income                                     1,222,547         16,215,931
                                                               ---------------    ---------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                              198,541          4,845,076
      Custody fees                                                       4,161             65,644
      Trustee reporting                                                  5,924             15,597
      Audit and legal fees                                              21,864             28,115
      Proxy fees                                                             -                942
      Shareholder reporting fees                                         1,092             18,037
      Directors' fees (NOTE 3)                                           2,690             20,698
                                                               ---------------    ---------------
                                                                       234,272          4,994,109
      Administration fees (NOTE 3):
         Class A                                                         3,045            558,310
         Class L                                                        10,742            601,428
         Class Y                                                           432            159,046
         Class S                                                        20,058            338,597
         Class Z                                                             -                  -
         Class N                                                           148              5,861
      Distribution fees (NOTE 3):
         Class N                                                           101              4,037
      Service fees (NOTE 3):
         Class A                                                         2,469            446,077
         Class N                                                           101              4,037
                                                               ---------------    ---------------
         Total expenses                                                271,368          7,111,502
      Expenses waived (NOTE 3)                                         (23,144)                 -
      Class A Administration fees waived (NOTE 3)                            -                  -
      Class L Administration fees waived (NOTE 3)                            -                  -
      Class N Administration fees waived (NOTE 3)                            -                  -
      Fees paid indirectly (NOTE 3)                                          -           (114,597)
                                                               ---------------    ---------------
         Net expenses                                                  248,224          6,996,905
                                                               ---------------    ---------------
         NET INVESTMENT INCOME                                         974,323          9,219,026
                                                               ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
         Investment transactions                                       821,137         19,127,212
         Closed futures contracts                                            -                  -
         Foreign currency transactions                                       -                  -
                                                               ---------------    ---------------
          Net realized gain (loss)                                     821,137         19,127,212
                                                               ---------------    ---------------
      Net change in unrealized appreciation (depreciation)
        on:
         Investments                                                16,722,519         47,742,792
         Open futures contracts                                              -                  -
         Translation of assets and liabilities in foreign
           currencies                                                     (119)                 -
                                                               ---------------    ---------------
          Net unrealized gain (loss)                                16,722,400         47,742,792
                                                               ---------------    ---------------
          NET REALIZED AND UNREALIZED GAIN                          17,543,537         66,870,004
                                                               ---------------    ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $    18,517,860    $    76,089,030
                                                               ===============    ===============

 (a)  Net of withholding tax of:                               $         4,093    $        37,682
 (b)  Including securities lending income of:                  $         3,324    $        50,460

   * FOR THE PERIOD FROM OCTOBER 15, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2004.

    The accompanying notes are an integral part of the financial statements.

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT             SELECT
                                                                VALUE EQUITY      LARGE CAP VALUE    INDEXED EQUITY
                                                                    FUND               FUND               FUND
                                                               ---------------    ---------------    ---------------
INVESTMENT INCOME (NOTE 2):
      Dividends(a)                                             $     1,670,878    $    15,010,572    $    31,777,207
      Interest(b)                                                       17,351            480,221            192,713
                                                               ---------------    ---------------    ---------------
         Total investment income                                     1,688,229         15,490,793         31,969,920
                                                               ---------------    ---------------    ---------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                              602,111          6,119,461          1,552,955
      Custody fees                                                      44,469            134,672            144,059
      Trustee reporting                                                 14,024             10,646             11,949
      Audit and legal fees                                              21,927             30,402             37,328
      Proxy fees                                                         1,234                984                921
      Shareholder reporting fees                                         1,911             21,736             33,077
      Directors' fees (NOTE 3)                                           2,523             27,119             44,155
                                                               ---------------    ---------------    ---------------
                                                                       688,199          6,345,020          1,824,444
      Administration fees (NOTE 3):
         Class A                                                        64,732            670,925          1,040,923
         Class L                                                        18,398            818,493            931,030
         Class Y                                                         3,602            170,359          1,175,192
         Class S                                                        41,640            322,093          2,163,656
         Class Z                                                             -                  -             51,615
         Class N                                                         1,049             11,292             16,541
      Distribution fees (NOTE 3):
         Class N                                                           798              7,540              7,807
      Service fees (NOTE 3):
         Class A                                                        58,107            517,051            542,486
         Class N                                                           798              7,540              7,807
                                                               ---------------    ---------------    ---------------
         Total expenses                                                877,323          8,870,313          7,761,501
      Expenses waived (NOTE 3)                                               -                  -                  -
      Class A Administration fees waived (NOTE 3)                            -                  -           (154,632)
      Class L Administration fees waived (NOTE 3)                            -                  -           (130,993)
      Class N Administration fees waived (NOTE 3)                            -                  -             (2,264)
      Fees paid indirectly (NOTE 3)                                    (35,578)              (323)                 -
                                                               ---------------    ---------------    ---------------
         Net expenses                                                  841,745          8,869,990          7,473,612
                                                               ---------------    ---------------    ---------------
         NET INVESTMENT INCOME                                         846,484          6,620,803         24,496,308
                                                               ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
         Investment transactions                                    11,221,911         (6,092,698)         3,064,906
         Closed futures contracts                                            -                  -            359,673
         Foreign currency transactions                                     122            (15,469)                 -
                                                               ---------------    ---------------    ---------------
          Net realized gain (loss)                                  11,222,033         (6,108,167)         3,424,579
                                                               ---------------    ---------------    ---------------
      Net change in unrealized appreciation (depreciation)
        on:
         Investments                                                (1,049,959)       111,251,092        134,196,382
         Open futures contracts                                              -                  -            208,787
         Translation of assets and liabilities in foreign
           currencies                                                      117               (171)                 -
                                                               ---------------    ---------------    ---------------
          Net unrealized gain (loss)                                (1,049,842)       111,250,921        134,405,169
                                                               ---------------    ---------------    ---------------
          NET REALIZED AND UNREALIZED GAIN                          10,172,191        105,142,754        137,829,748
                                                               ---------------    ---------------    ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $    11,018,675    $   111,763,557    $   162,326,056
                                                               ===============    ===============    ===============

 (a)  Net of withholding tax of:                               $         2,796    $       278,241    $             -
 (b)  Including securities lending income of:                  $        12,947    $        84,679    $        72,138

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT             SELECT
                                                              BLUE CHIP GROWTH   LARGE CAP GROWTH     GROWTH EQUITY
                                                                    FUND               FUND               FUND
                                                              ----------------   ----------------    ---------------
INVESTMENT INCOME (NOTE 2):
      Dividends(a)                                             $     6,990,296    $       389,566    $     9,803,143
      Interest(b)                                                       71,945              5,621            268,689
                                                               ---------------    ---------------    ---------------
         Total investment income                                     7,062,241            395,187         10,071,832
                                                               ---------------    ---------------    ---------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                            2,968,629            255,147          5,412,145
      Custody fees                                                      48,699              6,291            128,383
      Trustee reporting                                                  9,316             13,922             10,157
      Audit and legal fees                                              25,754             21,482             29,408
      Proxy fees                                                         1,234                942                984
      Shareholder reporting fees                                         9,479                896             32,668
      Directors' fees (NOTE 3)                                          12,542              1,265             23,314
                                                               ---------------    ---------------    ---------------
                                                                     3,075,653            299,945          5,637,059
      Administration fees (NOTE 3):
         Class A                                                       133,383              5,640            661,313
         Class L                                                     1,220,174             29,590            727,328
         Class Y                                                        11,750             16,116            154,329
         Class S                                                       137,367             34,575            195,062
         Class Z                                                             -                  -                  -
         Class N                                                         9,179                415              5,473
      Distribution fees (NOTE 3):
         Class N                                                         5,005                258              3,938
      Service fees (NOTE 3):
         Class A                                                        81,630              3,995            555,726
         Class N                                                         5,005                258              3,938
                                                               ---------------    ---------------    ---------------
         Total expenses                                              4,679,146            390,792          7,944,166
      Expenses waived (NOTE 3)                                               -            (34,160)                 -
      Class A Administration fees waived (NOTE 3)                            -                  -                  -
      Class L Administration fees waived (NOTE 3)                            -                  -                  -
      Class N Administration fees waived (NOTE 3)                            -                  -                  -
      Fees paid indirectly (NOTE 3)                                    (34,605)           (10,383)          (104,465)
                                                               ---------------    ---------------    ---------------
         Net expenses                                                4,644,541            346,249          7,839,701
                                                               ---------------    ---------------    ---------------
         NET INVESTMENT INCOME                                       2,417,700             48,938          2,232,131
                                                               ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
         Investment transactions                                    (2,093,882)         2,786,120         10,937,476
         Closed futures contracts                                            -                  -              2,225
         Foreign currency transactions                                   2,044                  -            (13,407)
                                                               ---------------    ---------------    ---------------
          Net realized gain (loss)                                  (2,091,838)         2,786,120         10,926,294
                                                               ---------------    ---------------    ---------------
      Net change in unrealized appreciation (depreciation)
        on:
         Investments                                                22,612,762           (473,757)        24,899,295
         Open futures contracts                                              -                  -                  -
         Translation of assets and liabilities in foreign
           currencies                                                     (703)                 -               (205)
                                                               ---------------    ---------------    ---------------
          Net unrealized gain (loss)                                22,612,059           (473,757)        24,899,090
                                                               ---------------    ---------------    ---------------
          NET REALIZED AND UNREALIZED GAIN                          20,520,221          2,312,363         35,825,384
                                                               ---------------    ---------------    ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $    22,937,921    $     2,361,301    $    38,057,515
                                                               ===============    ===============    ===============

 (a)  Net of withholding tax of:                               $        15,217    $         2,616    $        20,484
 (b)  Including securities lending income of:                  $        30,657    $         3,308    $        43,756

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                 MASSMUTUAL
                                                                   SELECT           MASSMUTUAL
                                                                 AGGRESSIVE           SELECT
                                                                   GROWTH             OTC 100
                                                                    FUND               FUND
                                                               ---------------    ---------------
INVESTMENT INCOME (NOTE 2):
      Dividends(a)                                             $     2,263,835    $       781,340
      Interest(b)                                                      101,122             21,006
                                                               ---------------    ---------------
         Total investment income                                     2,364,957            802,346
                                                               ---------------    ---------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                            2,761,420            103,368
      Custody fees                                                      39,033             28,411
      Trustee reporting                                                 14,750              8,583
      Audit and legal fees                                              24,939             22,897
      Proxy fees                                                         1,859                921
      Shareholder reporting fees                                        46,344              1,577
      Directors' fees (NOTE 3)                                          10,583              2,159
                                                               ---------------    ---------------
                                                                     2,898,928            167,916
      Administration fees (Note 3):
         Class A                                                       302,052            185,867
         Class L                                                       407,910             85,970
         Class Y                                                        46,762             17,272
         Class S                                                       138,863             80,215
         Class N                                                         3,852              2,095
      Distribution fees (NOTE 3):
         Class N                                                         2,442                777
      Service fees (NOTE 3):
         Class A                                                       219,260             74,418
         Class N                                                         2,442                777
                                                               ---------------    ---------------
         Total expenses                                              4,022,511            615,307
      Expenses waived (NOTE 3)                                        (221,170)                 -
      Fees paid indirectly (NOTE 3)                                    (25,683)                 -
                                                               ---------------    ---------------
         Net expenses                                                3,775,658            615,307
                                                               ---------------    ---------------
         NET INVESTMENT INCOME (LOSS)                               (1,410,701)           187,039
                                                               ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
         Investment transactions                                    34,993,123          6,674,744
         Closed futures contracts                                            -            125,793
         Foreign currency transactions                                  (9,521)                 -
                                                               ---------------    ---------------
          Net realized gain                                         34,983,602          6,800,537
                                                               ---------------    ---------------
      Net change in unrealized appreciation (depreciation)
        on:
         Investments                                                33,728,124         (1,052,600)
         Open futures contracts                                              -             (3,631)
         Translation of assets and liabilities in foreign
           currencies                                                       16                  -
                                                               ---------------    ---------------
          Net unrealized gain (loss)                                33,728,140         (1,056,231)
                                                               ---------------    ---------------
          NET REALIZED AND UNREALIZED GAIN (LOSS)                   68,711,742          5,744,306
                                                               ---------------    ---------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
        OPERATIONS                                             $    67,301,041    $     5,931,345
                                                               ===============    ===============

 (a)  Net of withholding tax of:                               $        10,456    $           982
 (b)  Including securities lending income of:                  $        40,480    $        12,402

    The accompanying notes are an integral part of the financial statements.

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT          SELECT SMALL          SELECT
                                                                   FOCUSED            COMPANY            MID CAP
                                                                    VALUE              VALUE          GROWTH EQUITY
                                                                    FUND               FUND               FUND
                                                               ---------------    ---------------    ---------------
INVESTMENT INCOME (NOTE 2):
      Dividends(a)                                             $     5,916,079    $     4,473,980    $       765,649
      Interest(b)                                                      401,239            217,831             49,045
                                                               ---------------    ---------------    ---------------
         Total investment income                                     6,317,318          4,691,811            814,694
                                                               ---------------    ---------------    ---------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                            5,018,581          2,814,327            981,124
      Custody fees                                                      79,155             56,737             19,468
      Trustee reporting                                                 15,436             14,725             14,122
      Audit and legal fees                                              28,696             23,954             22,937
      Proxy fees                                                           984              1,734              1,109
      Shareholder reporting fees                                        20,003              7,552              3,096
      Directors' fees (NOTE 3)                                          20,868              9,284              4,243
                                                               ---------------    ---------------    ---------------
                                                                     5,183,723          2,928,313          1,046,099
      Administration fees (Note 3):
         Class A                                                       640,918            256,176             98,931
         Class L                                                       475,992            247,896            109,416
         Class Y                                                       157,699            138,964             25,850
         Class S                                                       258,969            209,417             48,874
         Class N                                                         3,734              2,923                487
      Distribution fees (NOTE 3):
         Class N                                                         2,429              1,786                341
      Service fees (NOTE 3):
         Class A                                                       479,155            178,246             80,432
         Class N                                                         2,429              1,786                341
                                                               ---------------    ---------------    ---------------
         Total expenses                                              7,205,048          3,965,507          1,410,771
      Expenses waived (NOTE 3)                                               -            (12,339)                 -
      Fees paid indirectly (NOTE 3)                                   (113,641)          (151,671)           (47,747)
                                                               ---------------    ---------------    ---------------
         Net expenses                                                7,091,407          3,801,497          1,363,024
                                                               ---------------    ---------------    ---------------
         NET INVESTMENT INCOME (LOSS)                                 (774,089)           890,314           (548,330)
                                                               ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
         Investment transactions                                    50,067,377         12,283,382         15,203,589
         Closed futures contracts                                            -                  -                  -
         Foreign currency transactions                                       -                  -                  -
                                                               ---------------    ---------------    ---------------
          Net realized gain                                         50,067,377         12,283,382         15,203,589
                                                               ---------------    ---------------    ---------------
      Net change in unrealized appreciation (depreciation)
        on:
         Investments                                                32,026,952         63,995,876          3,311,984
         Open futures contracts                                              -                  -                  -
         Translation of assets and liabilities in foreign
           currencies                                                        -                  -                  -
                                                               ---------------    ---------------    ---------------
          Net unrealized gain (loss)                                32,026,952         63,995,876          3,311,984
                                                               ---------------    ---------------    ---------------
          NET REALIZED AND UNREALIZED GAIN (LOSS)                   82,094,329         76,279,258         18,515,573
                                                               ---------------    ---------------    ---------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
        OPERATIONS                                             $    81,320,240    $    77,169,572    $    17,967,243
                                                               ===============    ===============    ===============

 (a)  Net of withholding tax of:                               $             -    $             -    $         6,445
 (b)  Including securities lending income of:                  $        37,235    $       137,357    $        30,933

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT             SELECT
                                                                   MID CAP           SMALL CAP        SMALL COMPANY
                                                              GROWTH EQUITY II     GROWTH EQUITY         GROWTH
                                                                    FUND               FUND               FUND
                                                              ----------------    ---------------    ---------------
INVESTMENT INCOME (NOTE 2):
      Dividends(a)                                             $     2,717,657    $     1,778,279    $       843,601
      Interest(b)                                                      247,138            468,254            153,603
                                                               ---------------    ---------------    ---------------
         Total investment income                                     2,964,795          2,246,533            997,204
                                                               ---------------    ---------------    ---------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                            4,986,405          3,932,225          1,496,079
      Custody fees                                                     111,309            110,697             82,520
      Trustee reporting                                                 10,078             14,829             14,190
      Audit and legal fees                                              27,603             26,407             22,901
      Proxy fees                                                           984              1,067              1,359
      Shareholder reporting fees                                        14,956             10,911              4,479
      Directors' fees (NOTE 3)                                          17,854             14,621              5,430
                                                               ---------------    ---------------    ---------------
                                                                     5,169,189          4,110,757          1,626,958
      Administration fees (Note 3):
         Class A                                                       464,306            289,574            213,827
         Class L                                                       956,530            349,026            148,551
         Class Y                                                       118,241            228,018             77,737
         Class S                                                       133,467            274,675             51,291
         Class N                                                         3,496              2,338              3,686
      Distribution fees (NOTE 3):
         Class N                                                         2,334              1,278              2,309
      Service fees (NOTE 3):
         Class A                                                       357,832            177,653            153,127
         Class N                                                         2,334              1,277              2,309
                                                               ---------------    ---------------    ---------------
         Total expenses                                              7,207,729          5,434,596          2,279,795
      Expenses waived (NOTE 3)                                               -                  -            (58,891)
      Fees paid indirectly (NOTE 3)                                    (66,131)          (185,531)          (245,351)
                                                               ---------------    ---------------    ---------------
         Net expenses                                                7,141,598          5,249,065          1,975,553
                                                               ---------------    ---------------    ---------------
         NET INVESTMENT INCOME (LOSS)                               (4,176,803)        (3,002,532)          (978,349)
                                                               ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
         Investment transactions                                    29,583,149         32,814,904          9,768,850
         Closed futures contracts                                            -                  -                  -
         Foreign currency transactions                                  (1,085)                 -                  -
                                                               ---------------    ---------------    ---------------
          Net realized gain                                         29,582,064         32,814,904          9,768,850
                                                               ---------------    ---------------    ---------------
      Net change in unrealized appreciation (depreciation)
        on:
         Investments                                                95,806,177         28,656,659        (10,061,006)
         Open futures contracts                                              -                  -                  -
         Translation of assets and liabilities in foreign
           currencies                                                   (4,175)                 -                  -
                                                               ---------------    ---------------    ---------------
          Net unrealized gain (loss)                                95,802,002         28,656,659        (10,061,006)
                                                               ---------------    ---------------    ---------------
          NET REALIZED AND UNREALIZED GAIN (LOSS)                  125,384,066         61,471,563           (292,156)
                                                               ---------------    ---------------    ---------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
        OPERATIONS                                             $   121,207,263    $    58,469,031    $    (1,270,505)
                                                               ===============    ===============    ===============

 (a)  Net of withholding tax of:                               $        21,967    $         4,314    $         1,019
 (b)  Including securities lending income of:                  $       114,342    $       195,688    $       130,674

                                                                 MASSMUTUAL
                                                                   SELECT           MASSMUTUAL
                                                                  EMERGING            SELECT
                                                                   GROWTH            OVERSEAS
                                                                    FUND               FUND
                                                               ---------------    ---------------
INVESTMENT INCOME (NOTE 2):
      Dividends(a)                                             $       105,402    $     9,691,523
      Interest(b)                                                       93,185            369,994
                                                               ---------------    ---------------
         Total investment income                                       198,587         10,061,517
                                                               ---------------    ---------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                            1,010,882          4,706,152
      Custody fees                                                      77,667            637,283
      Trustee reporting                                                 14,112             14,987
      Audit and legal fees                                              22,778             26,168
      Proxy fees                                                         1,234              1,234
      Shareholder reporting fees                                         2,880             11,251
      Directors' fees (NOTE 3)                                           3,838             12,909
                                                               ---------------    ---------------
                                                                     1,133,391          5,409,984
      Administration fees (NOTE 3):
         Class A                                                        93,924            235,026
         Class L                                                       192,659            311,354
         Class Y                                                         6,862             77,698
         Class S                                                        32,400             72,649
         Class N                                                           573              1,693
      Distribution fees (NOTE 3):
         Class N                                                           373              1,438
      Service fees (NOTE 3):
         Class A                                                        70,218            240,509
         Class N                                                           373              1,438
                                                               ---------------    ---------------
         Total expenses                                              1,530,773          6,351,789
      Expenses waived (NOTE 3)                                               -            (24,601)
      Fees paid indirectly (NOTE 3)                                          -            (21,830)
                                                               ---------------    ---------------
         Net expenses                                                1,530,773          6,305,358
                                                               ---------------    ---------------
         NET INVESTMENT INCOME (LOSS)                               (1,332,186)         3,756,159
                                                               ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
         Investment transactions and forward commitments             9,902,293         18,656,875
         Realized gain distributions from affiliated
           issuers (NOTE 8)                                                  -                  -
         Closed futures contracts                                            -                  -
         Written options                                                     -                  -
         Closed swap contracts                                               -                  -
         Foreign currency transactions                                       -           (155,290)
                                                               ---------------    ---------------
          Net realized gain (loss)                                   9,902,293         18,501,585
                                                               ---------------    ---------------
      Net change in unrealized appreciation (depreciation)
        on:
         Investments and forward commitments                         7,850,762         66,069,064
         Open futures contracts                                              -                  -
         Written options                                                     -                  -
         Open swap contracts                                                 -                  -
         Translation of assets and liabilities in foreign
           currencies                                                        -         (2,775,070)
                                                               ---------------    ---------------
          Net unrealized gain                                        7,850,762         63,293,994
                                                               ---------------    ---------------
          NET REALIZED AND UNREALIZED GAIN                          17,753,055         81,795,579
                                                               ---------------    ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $    16,420,869    $    85,551,738
                                                               ===============    ===============

 (a)  Net of withholding tax of:                               $           178    $     1,033,112
 (b)  Including securities lending income of:                  $        65,409    $       172,906

    The accompanying notes are an integral part of the financial statements.

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT             SELECT
                                                                  STRATEGIC         DESTINATION        DESTINATION
                                                                  BALANCED       RETIREMENT INCOME   RETIREMENT 2010
                                                                    FUND               FUND               FUND
                                                               ---------------    ---------------    ---------------
INVESTMENT INCOME (NOTE 2):
      Dividends(a)                                             $     1,448,738    $     4,817,156    $       603,097
      Interest(b)                                                    2,421,552                  -                  -
                                                               ---------------    ---------------    ---------------
         Total investment income                                     3,870,290          4,817,156            603,097
                                                               ---------------    ---------------    ---------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                            1,050,036             59,044              3,657
      Custody fees                                                      39,898             14,364             17,908
      Trustee reporting                                                  8,728              8,614              8,273
      Audit and legal fees                                              23,537             20,430             19,613
      Proxy fees                                                         1,109                859                859
      Shareholder reporting fees                                        20,087              4,501              1,744
      Directors' fees (NOTE 3)                                           3,862              2,617                184
                                                               ---------------    ---------------    ---------------
                                                                     1,147,257            110,429             52,238
      Administration fees (NOTE 3):
         Class A                                                        41,373              7,270              3,874
         Class L                                                       255,623             96,106              4,431
         Class Y                                                       128,849             21,288                928
         Class S                                                        14,079                151                193
         Class N                                                         1,129                199                224
      Distribution fees (NOTE 3):
         Class N                                                           749                254                255
      Service fees (NOTE 3):
         Class A                                                        31,631             12,456              5,710
         Class N                                                           749                254                255
                                                               ---------------    ---------------    ---------------
         Total expenses                                              1,621,439            248,407             68,108
      Expenses waived (NOTE 3)                                         (39,468)            (5,214)           (46,358)
      Fees paid indirectly (NOTE 3)                                     (5,187)                 -                  -
                                                               ---------------    ---------------    ---------------
         Net expenses                                                1,576,784            243,193             21,750
                                                               ---------------    ---------------    ---------------
         NET INVESTMENT INCOME (LOSS)                                2,293,506          4,573,963            581,347
                                                               ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
         Investment transactions and forward commitments            (1,767,282)           655,268             15,834
         Realized gain distributions from affiliated
           issuers (NOTE 8)                                                  -          1,376,137            168,206
         Closed futures contracts                                      409,643                  -                  -
         Written options                                                48,382                  -                  -
         Closed swap contracts                                         137,316                  -                  -
         Foreign currency transactions                                (376,664)                 -                  -
                                                               ---------------    ---------------    ---------------
          Net realized gain (loss)                                  (1,548,605)         2,031,405            184,040
                                                               ---------------    ---------------    ---------------
      Net change in unrealized appreciation (depreciation)
        on:
         Investments and forward commitments                         9,168,183          2,214,026            206,624
         Open futures contracts                                       (144,004)                 -                  -
         Written options                                               134,918                  -                  -
         Open swap contracts                                           126,154                  -                  -
         Translation of assets and liabilities in foreign
           currencies                                                 (502,054)                 -                  -
                                                               ---------------    ---------------    ---------------
          Net unrealized gain                                        8,783,197          2,214,026            206,624
                                                               ---------------    ---------------    ---------------
          NET REALIZED AND UNREALIZED GAIN                           7,234,592          4,245,431            390,664
                                                               ---------------    ---------------    ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $     9,528,098    $     8,819,394    $       972,011
                                                               ===============    ===============    ===============

 (a)  Net of withholding tax of:                               $        10,840    $             -    $             -
 (b)  Including securities lending income of:                  $        20,349    $             -    $             -

                                                                 MASSMUTUAL         MASSMUTUAL         MASSMUTUAL
                                                                   SELECT             SELECT             SELECT
                                                                 DESTINATION        DESTINATION        DESTINATION
                                                               RETIREMENT 2020    RETIREMENT 2030    RETIREMENT 2040
                                                                    FUND               FUND               FUND
                                                               ---------------    ---------------    ---------------
INVESTMENT INCOME (NOTE 2):
      Dividends(a)                                             $     4,085,749    $     1,678,085    $       545,471
      Interest(b)                                                            -                  -                  -
                                                               ---------------    ---------------    ---------------
         Total investment income                                     4,085,749          1,678,085            545,471
                                                               ---------------    ---------------    ---------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                               78,697             62,228             37,536
      Custody fees                                                      19,728             18,084             14,364
      Trustee reporting                                                  8,714              8,609              8,455
      Audit and legal fees                                              20,746             20,506             20,142
      Proxy fees                                                           859                859                859
      Shareholder reporting fees                                         5,756              4,773              3,584
      Directors' fees (NOTE 3)                                           3,448              2,719              1,633
                                                               ---------------    ---------------    ---------------
                                                                       137,948            117,778             86,573
      Administration fees (NOTE 3):
         Class A                                                        10,978             14,192              3,799
         Class L                                                       252,770            197,533            115,694
         Class Y                                                         2,053                709                123
         Class S                                                         1,175                283                 96
         Class N                                                           232                230                219
      Distribution fees (NOTE 3):
         Class N                                                           257                258                258
      Service fees (NOTE 3):
         Class A                                                        15,612             20,474              5,877
         Class N                                                           257                258                258
                                                               ---------------    ---------------    ---------------
         Total expenses                                                421,282            351,715            212,897
      Expenses waived (NOTE 3)                                         (21,162)           (22,322)           (20,210)
      Fees paid indirectly (NOTE 3)                                          -                  -                  -
                                                               ---------------    ---------------    ---------------
         Net expenses                                                  400,120            329,393            192,687
                                                               ---------------    ---------------    ---------------
         NET INVESTMENT INCOME (LOSS)                                3,685,629          1,348,692            352,784
                                                               ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
         Investment transactions and forward commitments               (13,544)           188,131            251,333
         Realized gain distributions from affiliated
           issuers (NOTE 8)                                          2,426,621          1,662,968          1,063,160
         Closed futures contracts                                            -                  -                  -
         Written options                                                     -                  -                  -
         Closed swap contracts                                               -                  -                  -
         Foreign currency transactions                                       -                  -                  -
                                                               ---------------    ---------------    ---------------
          Net realized gain (loss)                                   2,413,077          1,851,099          1,314,493
                                                               ---------------    ---------------    ---------------
      Net change in unrealized appreciation (depreciation)
        on:
         Investments and forward commitments                        10,048,571         12,793,875          8,698,054
         Open futures contracts                                              -                  -                  -
         Written options                                                     -                  -                  -
         Open swap contracts                                                 -                  -                  -
         Translation of assets and liabilities in foreign
           currencies                                                        -                  -                  -
                                                               ---------------    ---------------    ---------------
          Net unrealized gain                                       10,048,571         12,793,875          8,698,054
                                                               ---------------    ---------------    ---------------
          NET REALIZED AND UNREALIZED GAIN                          12,461,648         14,644,974         10,012,547
                                                               ---------------    ---------------    ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $    16,147,277    $    15,993,666    $    10,365,331
                                                               ===============    ===============    ===============

 (a)  Net of withholding tax of:                               $             -    $             -    $             -
 (b)  Including securities lending income of:                  $             -    $             -    $             -

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   MASSMUTUAL SELECT
                                                                DIVERSIFIED VALUE FUND
                                                                ----------------------
                                                                        PERIOD
                                                                         ENDED
                                                                   DECEMBER 31, 2004*
                                                                   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                         $       974,323
      Net realized gain (loss) on investment transactions                   821,137
      Net change in unrealized appreciation (depreciation)
        on investments                                                   16,722,400
                                                                    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                                   18,517,860

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                            (19,944)
         Class L                                                            (92,059)
         Class Y                                                             (6,418)
         Class S                                                           (856,567)
         Class N                                                               (587)
                                                                    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                   (975,575)
                                                                    ---------------
      From net realized gains:
         Class A                                                             (4,654)
         Class L                                                            (18,800)
         Class Y                                                             (1,253)
         Class S                                                           (160,339)
         Class N                                                               (171)
                                                                    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                      (185,217)
                                                                    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                             4,568,123
      Class L                                                            18,730,816
      Class Y                                                             1,154,693
      Class S                                                           158,299,209
      Class N                                                               169,512
                                                                    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                          182,922,353
      TOTAL INCREASE (DECREASE) IN NET ASSETS                           200,279,421

NET ASSETS:
      Beginning of year                                                           -
                                                                    ---------------
      End of year                                                   $   200,279,421
                                                                    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                                 $        (1,252)
                                                                    ===============

* FOR THE PERIOD FROM OCTOBER 15, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2004.

    The accompanying notes are an integral part of the financial statements.

                                                                       MASSMUTUAL SELECT
                                                                    FUNDAMENTAL VALUE FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                    $     9,219,026    $     5,064,215
      Net realized gain (loss) on investment transactions           19,127,212           (833,745)
      Net change in unrealized appreciation (depreciation)
        on investments                                              47,742,792         95,058,710
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              76,089,030         99,289,180

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                    (1,710,918)          (927,459)
         Class L                                                    (2,381,317)        (1,142,858)
         Class Y                                                    (1,338,446)          (729,717)
         Class S                                                    (3,792,393)        (2,269,500)
         Class N                                                        (7,072)           (14,224)
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME            (9,230,146)        (5,083,758)
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                    (2,110,500)                 -
         Class L                                                    (2,318,723)                 -
         Class Y                                                    (1,164,108)                 -
         Class S                                                    (3,211,343)                 -
         Class N                                                       (16,326)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS               (8,821,000)                 -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       71,630,668         69,736,302
      Class L                                                       88,486,427         67,732,974
      Class Y                                                       29,903,504         28,321,522
      Class S                                                       75,728,530         90,551,986
      Class N                                                         (425,545)         1,625,565
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     265,323,584        257,968,349
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      323,361,468        352,173,771

NET ASSETS:
      Beginning of year                                            576,222,030        224,048,259
                                                               ---------------    ---------------
      End of year                                              $   899,583,498    $   576,222,030
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $        (9,933)   $        (3,315)
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                       VALUE EQUITY FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                    $       846,484    $     1,345,559
      Net realized gain (loss) on investment transactions           11,222,033           (737,030)
      Net change in unrealized appreciation (depreciation)
        on investments                                              (1,049,842)        23,726,771
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              11,018,675         24,335,300

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                      (169,472)          (217,954)
         Class L                                                       (67,639)           (79,886)
         Class Y                                                       (28,935)           (50,613)
         Class S                                                      (584,018)          (997,000)
         Class N                                                          (635)            (1,099)
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME              (850,699)        (1,346,552)
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                      (548,537)                 -
         Class L                                                      (161,465)                 -
         Class Y                                                       (61,060)                 -
         Class S                                                    (1,174,202)                 -
         Class N                                                        (6,158)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS               (1,951,422)                 -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                        1,933,564          1,218,824
      Class L                                                          507,956            356,353
      Class Y                                                         (756,928)        (6,025,944)
      Class S                                                      (20,621,701)        (8,499,627)
      Class N                                                          (64,668)           122,038
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     (19,001,777)       (12,828,356)
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      (10,785,223)        10,160,392

NET ASSETS:
      Beginning of year                                             98,882,922         88,722,530
                                                               ---------------    ---------------
      End of year                                              $    88,097,699    $    98,882,922
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $        (2,330)   $           250
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                     LARGE CAP VALUE FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                    $     6,620,803    $     4,517,988
      Net realized gain (loss) on investment transactions           (6,108,167)       (15,818,450)
      Net change in unrealized appreciation (depreciation)
        on investments                                             111,250,921        174,720,357
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                             111,763,557        163,419,895

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                    (1,014,178)          (550,122)
         Class L                                                    (1,790,921)        (1,150,575)
         Class Y                                                      (875,693)          (533,770)
         Class S                                                    (3,246,587)        (2,430,954)
         Class N                                                             -            (19,919)
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME            (6,927,379)        (4,685,340)
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                             -                  -
         Class L                                                             -                  -
         Class Y                                                             -                  -
         Class S                                                             -                  -
         Class N                                                             -                  -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                        -                  -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       89,506,909         29,933,828
      Class L                                                       81,571,309         51,312,435
      Class Y                                                       37,215,759         24,743,546
      Class S                                                       56,014,593         34,711,981
      Class N                                                         (305,561)         2,643,633
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     264,003,009        143,345,423
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      368,839,187        302,079,978

NET ASSETS:
      Beginning of year                                            781,871,999        479,792,021
                                                               ---------------    ---------------
      End of year                                              $ 1,150,711,186    $   781,871,999
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $      (301,828)   $        32,776
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                      INDEXED EQUITY FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $    24,496,308    $    14,411,360
      Net realized gain (loss) on investment transactions            3,424,579         (1,562,649)
      Net change in unrealized appreciation (depreciation)
        on investments                                             134,405,169        270,989,933
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                             162,326,056        283,838,644

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                    (3,299,472)        (1,289,285)
         Class L                                                    (2,926,007)        (1,877,635)
         Class Y                                                    (5,973,344)        (3,199,507)
         Class S                                                   (10,142,244)        (7,573,075)
         Class Z                                                    (2,131,169)          (546,840)
         Class N                                                       (34,299)           (24,237)
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME           (24,506,535)       (14,510,579)
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       95,380,016         61,496,203
      Class L                                                       25,351,775         96,387,674
      Class Y                                                       87,665,292         42,440,353
      Class S                                                      (49,166,471)        (7,151,150)
      Class Z                                                       82,019,664         19,821,400
      Class N                                                          944,964          2,152,156
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     242,195,240        215,146,636
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      380,014,761        484,474,701

NET ASSETS:
      Beginning of year                                          1,392,513,960        908,039,259
                                                               ---------------    ---------------
      End of year                                              $ 1,772,528,721    $ 1,392,513,960
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $        (1,063)   $        (9,076)
                                                               ===============    ===============

    The accompanying notes are an integral part of the financial statements.

                                                                       MASSMUTUAL SELECT
                                                                     BLUE CHIP GROWTH FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $     2,417,700    $       650,427
      Net realized gain (loss) on investment transactions           (2,091,838)       (15,481,087)
      Net change in unrealized appreciation (depreciation)
        on investments                                              22,612,059         92,838,217
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              22,937,921         78,007,557

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                      (142,003)           (27,904)
         Class L                                                    (1,637,449)          (329,096)
         Class Y                                                       (28,937)            (9,505)
         Class S                                                      (619,898)          (287,842)
         Class Z                                                             -                  -
         Class N                                                        (1,828)              (277)
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME            (2,430,115)          (654,624)
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                        8,673,863         18,783,416
      Class L                                                      (14,982,343)        28,716,721
      Class Y                                                          506,476          2,272,201
      Class S                                                      (16,632,777)         2,190,610
      Class Z                                                                -                  -
      Class N                                                          585,488          1,246,564
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     (21,849,293)        53,209,512
      TOTAL INCREASE (DECREASE) IN NET ASSETS                       (1,341,487)       130,562,445

NET ASSETS:
      Beginning of year                                            426,040,347        295,477,902
                                                               ---------------    ---------------
      End of year                                              $   424,698,860    $   426,040,347
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $        11,352    $        (7,085)
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                     LARGE CAP GROWTH FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $        48,938    $        25,929
      Net realized gain (loss) on investment transactions            2,786,120         (2,362,073)
      Net change in unrealized appreciation (depreciation)
        on investments                                                (473,757)        10,090,958
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                               2,361,301          7,754,814

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                             -                  -
         Class L                                                        (2,882)                 -
         Class Y                                                       (15,470)           (11,604)
         Class S                                                       (30,738)           (22,220)
         Class Z                                                             -                  -
         Class N                                                             -                  -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME               (49,090)           (33,824)
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                          507,683            365,902
      Class L                                                        1,064,822          2,626,779
      Class Y                                                          778,372          7,340,972
      Class S                                                      (16,038,353)          (363,543)
      Class Z                                                                -                  -
      Class N                                                         (117,795)             2,676
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     (13,805,271)         9,972,786
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      (11,493,060)        17,693,776

NET ASSETS:
      Beginning of year                                             50,609,908         32,916,132
                                                               ---------------    ---------------
      End of year                                              $    39,116,848    $    50,609,908
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $           341    $          (480)
                                                               ===============    ===============

                                                                      MASSMUTUAL SELECT
                                                                      GROWTH EQUITY FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $     2,232,131    $      (184,800)
      Net realized gain (loss) on investment transactions           10,926,294         63,304,446
      Net change in unrealized appreciation (depreciation)
        on investments                                              24,899,090         44,494,236
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              38,057,515        107,613,882

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                        (7,167)                 -
         Class L                                                      (742,148)                 -
         Class Y                                                      (445,656)                 -
         Class S                                                    (1,053,447)                 -
         Class Z                                                             -                  -
         Class N                                                             -                  -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME            (2,248,418)                 -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                        9,637,983         99,468,734
      Class L                                                       63,516,138         71,463,884
      Class Y                                                        5,768,798         14,426,307
      Class S                                                        1,632,500         54,501,986
      Class Z                                                                -                  -
      Class N                                                         (244,526)         1,467,880
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                      80,310,893        241,328,791
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      116,119,990        348,942,673

NET ASSETS:
      Beginning of year                                            728,827,170        379,884,497
                                                               ---------------    ---------------
      End of year                                              $   844,947,160    $   728,827,170
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $        28,102    $       (19,245)
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                    AGGRESSIVE GROWTH FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $    (1,410,701)   $      (492,999)
      Net realized gain (loss) on investment transactions           34,983,602          4,048,046
      Net change in unrealized appreciation (depreciation)
        on investments                                              33,728,140         46,171,968
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              67,301,041         49,727,015

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                             -                  -
         Class L                                                             -                  -
         Class Y                                                             -                  -
         Class S                                                             -                  -
         Class N                                                             -                  -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                     -                  -
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                             -                  -
         Class L                                                             -                  -
         Class Y                                                             -                  -
         Class S                                                             -                  -
         Class N                                                             -                  -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                        -                  -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       36,845,762         13,303,616
      Class L                                                       55,437,611         31,970,738
      Class Y                                                       10,589,845          3,434,464
      Class S                                                       63,375,701         43,965,611
      Class N                                                          357,179            493,542
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     166,606,098         93,167,971
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      233,907,139        142,894,986

NET ASSETS:
      Beginning of year                                            267,382,348        124,487,362
                                                               ---------------    ---------------
      End of year                                              $   501,289,487    $   267,382,348
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $        55,560    $       (17,390)
                                                               ===============    ===============

    The accompanying notes are an integral part of the financial statements.

                                                                       MASSMUTUAL SELECT
                                                                         OTC 100 FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $       187,039    $      (309,428)
      Net realized gain (loss) on investment transactions            6,800,537         (2,343,555)
      Net change in unrealized appreciation (depreciation)
        on investments                                              (1,056,231)        20,942,554
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                               5,931,345         18,289,571

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                       (34,400)                 -
         Class L                                                       (32,945)                 -
         Class Y                                                       (16,612)                 -
         Class S                                                      (102,326)                 -
         Class N                                                          (333)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME              (186,616)                 -
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                             -                  -
         Class L                                                             -                  -
         Class Y                                                             -                  -
         Class S                                                             -                  -
         Class N                                                             -                  -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                        -                  -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       (1,044,680)        11,184,157
      Class L                                                       (3,506,426)         5,124,334
      Class Y                                                         (369,348)         1,961,871
      Class S                                                       (1,954,147)        13,354,675
      Class N                                                          237,348              2,268
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                      (6,637,253)        31,627,305
      TOTAL INCREASE (DECREASE) IN NET ASSETS                         (892,524)        49,916,876

NET ASSETS:
      Beginning of year                                             76,258,620         26,341,744
                                                               ---------------    ---------------
      End of year                                              $    75,366,096    $    76,258,620
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $        15,505    $        (1,704)
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                      FOCUSED VALUE FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $      (774,089)   $      (334,148)
      Net realized gain (loss) on investment transactions           50,067,377         29,707,822
      Net change in unrealized appreciation (depreciation)
        on investments                                              32,026,952        132,069,939
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              81,320,240        161,443,613

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                             -                  -
         Class L                                                             -               (839)
         Class Y                                                             -             (1,466)
         Class S                                                             -            (15,701)
         Class N                                                             -                (15)
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                     -            (18,021)
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                   (12,506,688)        (3,724,836)
         Class L                                                    (8,907,603)        (2,669,225)
         Class Y                                                    (5,220,816)        (1,800,806)
         Class S                                                   (17,778,703)        (6,769,993)
         Class N                                                       (56,883)           (21,328)
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS              (44,470,693)       (14,986,188)
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       60,655,442         71,673,188
      Class L                                                       41,948,491         48,590,374
      Class Y                                                       11,539,086         12,005,182
      Class S                                                       16,626,363        113,657,251
      Class N                                                           59,900            714,855
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     130,829,282        246,640,850
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      167,678,829        393,080,254

NET ASSETS:
      Beginning of year                                            646,923,021        253,842,767
                                                               ---------------    ---------------
      End of year                                              $   814,601,850    $   646,923,021
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $       (12,597)   $        (6,065)
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                   SMALL COMPANY VALUE FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $       890,314    $       563,885
      Net realized gain (loss) on investment transactions           12,283,382          4,904,980
      Net change in unrealized appreciation (depreciation)
        on investments                                              63,995,876         36,856,024
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              77,169,572         42,324,889

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                             -            (43,182)
         Class L                                                      (120,262)           (76,630)
         Class Y                                                      (175,961)          (150,682)
         Class S                                                      (372,985)          (311,648)
         Class N                                                             -               (175)
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME              (669,208)          (582,317)
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                    (2,473,119)           (85,674)
         Class L                                                    (2,470,417)           (50,763)
         Class Y                                                    (2,216,292)           (89,042)
         Class S                                                    (4,054,763)          (174,528)
         Class N                                                       (21,083)            (1,087)
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS              (11,235,674)          (401,094)
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       56,861,822         26,702,163
      Class L                                                       65,541,509         30,311,352
      Class Y                                                       40,788,162         17,882,048
      Class S                                                       83,597,462         17,537,554
      Class N                                                          221,328            369,808
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     247,010,283         92,802,925
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      312,274,973        134,144,403

NET ASSETS:
      Beginning of year                                            210,164,162         76,019,759
                                                               ---------------    ---------------
      End of year                                              $   522,439,135    $   210,164,162
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $       364,863    $       143,235
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                   MID CAP GROWTH EQUITY FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment loss                                      $      (548,330)   $      (644,773)
      Net realized gain (loss) on investment transactions           15,203,589          3,277,574
      Net change in unrealized appreciation (depreciation)
        on investments                                               3,311,984         32,545,025
                                                               ---------------    ---------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS                                         17,967,243         35,177,826

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net realized gains:
         Class A                                                             -                  -
         Class L                                                             -                  -
         Class Y                                                             -                  -
         Class S                                                             -                  -
         Class N                                                             -                  -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                        -                  -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                      (12,540,756)         6,589,315
      Class L                                                       (1,149,282)         3,029,178
      Class Y                                                       (2,526,657)         3,502,167
      Class S                                                      (24,942,672)         5,702,869
      Class N                                                           (6,261)             6,303
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     (41,165,628)        18,829,832
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      (23,198,385)        54,007,658

NET ASSETS:
      Beginning of year                                            158,486,335        104,478,677
                                                               ---------------    ---------------
      End of year                                              $   135,287,950    $   158,486,335
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $        (5,251)   $        (3,985)
                                                               ===============    ===============

    The accompanying notes are an integral part of the financial statements.

                                                                       MASSMUTUAL SELECT
                                                                  MID CAP GROWTH EQUITY II FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment loss                                      $    (4,176,803)   $    (2,238,558)
      Net realized gain (loss) on investment transactions           29,582,064         14,060,439
      Net change in unrealized appreciation (depreciation)
        on investments                                              95,802,002        102,169,309
                                                               ---------------    ---------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS                                        121,207,263        113,991,190

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net realized gains:
         Class A                                                      (393,064)                 -
         Class L                                                      (760,234)                 -
         Class Y                                                      (180,956)                 -
         Class S                                                      (377,653)                 -
         Class N                                                        (2,391)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS               (1,714,298)                 -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       88,713,877         42,882,570
      Class L                                                      126,641,847         56,305,479
      Class Y                                                       35,097,209         10,594,258
      Class S                                                       52,462,525         24,061,394
      Class N                                                          316,996            443,512
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     303,232,454        134,287,213
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      422,725,419        248,278,403

NET ASSETS:
      Beginning of year                                            496,612,166        248,333,763
                                                               ---------------    ---------------
      End of year                                              $   919,337,585    $   496,612,166
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $       (13,244)   $       (15,474)
                                                               ===============    ===============

                                                                         MASSMUTUAL SELECT
                                                                  SMALL CAP GROWTH EQUITY FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment loss                                      $    (3,002,532)   $    (2,446,516)
      Net realized gain (loss) on investment transactions           32,814,904           (312,646)
      Net change in unrealized appreciation (depreciation)
        on investments                                              28,656,659        125,801,395
                                                               ---------------    ---------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS                                         58,469,031        123,042,233

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net realized gains:
         Class A                                                             -                  -
         Class L                                                             -                  -
         Class Y                                                             -                  -
         Class S                                                             -                  -
         Class N                                                             -                  -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                        -                  -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                        1,264,399         14,551,052
      Class L                                                       (5,334,295)        19,958,559
      Class Y                                                       (5,799,059)        22,748,276
      Class S                                                      (30,621,653)        58,210,672
      Class N                                                          574,453              3,605
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                     (39,916,155)       115,472,164
      TOTAL INCREASE (DECREASE) IN NET ASSETS                       18,552,876        238,514,397

NET ASSETS:
      Beginning of year                                            485,428,967        246,914,570
                                                               ---------------    ---------------
      End of year                                              $   503,981,843    $   485,428,967
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $       (11,237)   $        (6,919)
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                    SMALL COMPANY GROWTH FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment loss                                      $      (978,349)   $      (595,921)
      Net realized gain (loss) on investment transactions            9,768,850         15,946,268
      Net change in unrealized appreciation (depreciation)
        on investments                                             (10,061,006)        22,523,189
                                                               ---------------    ---------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS                                         (1,270,505)        37,873,536

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net realized gains:
         Class A                                                    (4,527,130)        (2,491,228)
         Class L                                                    (3,083,946)        (1,656,669)
         Class Y                                                    (2,770,556)        (1,737,578)
         Class S                                                    (2,007,123)        (1,383,485)
         Class N                                                       (65,559)           (44,438)
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS              (12,454,314)        (7,313,398)
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       17,706,604         40,460,350
      Class L                                                        9,969,512         15,225,444
      Class Y                                                        5,761,512         21,666,453
      Class S                                                        1,388,648         15,421,007
      Class N                                                           24,121            750,090
                                                               ---------------    ---------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
            SHARE TRANSACTIONS                                      34,850,397         93,523,344
      TOTAL INCREASE (DECREASE) IN NET ASSETS                       21,125,578        124,083,482

NET ASSETS:
      Beginning of year                                            158,849,078         34,765,596
                                                               ---------------    ---------------
      End of year                                              $   179,974,656    $   158,849,078
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $        (2,288)   $          (699)
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                     EMERGING GROWTH FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $    (1,332,186)   $      (887,594)
      Net realized gain (loss) on investment transactions            9,902,293         16,059,050
      Net change in unrealized appreciation (depreciation)
        on investments                                               7,850,762         17,309,332
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              16,420,869         32,480,788

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                             -                  -
         Class L                                                             -                  -
         Class Y                                                             -                  -
         Class S                                                             -                  -
         Class N                                                             -                  -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                     -                  -
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                             -                  -
         Class L                                                             -                  -
         Class Y                                                             -                  -
         Class S                                                             -                  -
         Class N                                                             -                  -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                        -                  -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       (2,011,276)         9,809,273
      Class L                                                        7,819,542         15,300,277
      Class Y                                                          858,840            504,091
      Class S                                                       (6,075,814)         4,192,992
      Class N                                                                -                  -
                                                               ---------------    ---------------
          INCREASE IN NET ASSETS FROM NET FUND SHARE
            TRANSACTIONS                                               591,292         29,806,633
                                                               ---------------    ---------------
      TOTAL INCREASE IN NET ASSETS                                  17,012,161         62,287,421

NET ASSETS:
      Beginning of year                                            119,788,080         57,500,659
                                                               ---------------    ---------------
      End of year                                              $   136,800,241    $   119,788,080
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end of
        the year                                               $        (3,692)   $        (2,540)
                                                               ===============    ===============

    The accompanying notes are an integral part of the financial statements.

                                                                        MASSMUTUAL SELECT
                                                                          OVERSEAS FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $     3,756,159    $     1,003,123
      Net realized gain (loss) on investment transactions           18,501,585          7,274,299
      Net change in unrealized appreciation (depreciation)
        on investments                                              63,293,994         57,941,715
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              85,551,738         66,219,137

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                      (695,223)           (78,267)
         Class L                                                    (1,215,227)          (233,726)
         Class Y                                                      (728,998)          (257,679)
         Class S                                                    (1,746,765)          (532,683)
         Class N                                                        (3,216)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME            (4,389,429)        (1,102,355)
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                    (2,691,500)                 -
         Class L                                                    (3,510,346)                 -
         Class Y                                                    (1,854,997)                 -
         Class S                                                    (4,183,823)                 -
         Class N                                                       (17,902)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS              (12,258,568)                 -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       55,925,449         33,509,786
      Class L                                                       74,933,172         47,769,907
      Class Y                                                        9,097,215         41,108,825
      Class S                                                       52,977,634         55,170,982
      Class N                                                          536,759             94,314
                                                               ---------------    ---------------
          INCREASE IN NET ASSETS FROM NET FUND SHARE
            TRANSACTIONS                                           193,470,229        177,653,814
                                                               ---------------    ---------------
      TOTAL INCREASE IN NET ASSETS                                 262,373,970        242,770,596

NET ASSETS:
      Beginning of year                                            354,423,306        111,652,710
                                                               ---------------    ---------------
      End of year                                              $   616,797,276    $   354,423,306
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end of
        the year                                               $      (608,850)   $       (94,220)
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                    STRATEGIC BALANCED FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $     2,293,506    $             -
      Net realized gain (loss) on investment transactions           (1,548,605)                 -
      Net change in unrealized appreciation (depreciation)
        on investments                                               8,783,197                  -
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                               9,528,098                  -

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                      (264,227)                 -
         Class L                                                      (838,631)                 -
         Class Y                                                      (878,160)                 -
         Class S                                                      (120,263)                 -
         Class N                                                        (1,688)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME            (2,102,969)                 -
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                             -                  -
         Class L                                                             -                  -
         Class Y                                                             -                  -
         Class S                                                             -                  -
         Class N                                                             -                  -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                        -                  -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       32,439,167                500
      Class L                                                      101,780,685                500
      Class Y                                                       96,175,171                500
      Class S                                                        2,583,995         10,000,500
      Class N                                                          402,745                500
                                                               ---------------    ---------------
          INCREASE IN NET ASSETS FROM NET FUND SHARE
            TRANSACTIONS                                           233,381,763         10,002,500
                                                               ---------------    ---------------
      TOTAL INCREASE IN NET ASSETS                                 240,806,892         10,002,500

NET ASSETS:
      Beginning of year                                             10,002,500                  -
                                                               ---------------    ---------------
      End of year                                              $   250,809,392    $    10,002,500
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end of
        the year                                               $        54,030    $             -
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                               DESTINATION RETIREMENT INCOME FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income (loss)                             $     4,573,963    $             -
      Net realized gain (loss) on investment transactions            2,031,405                  -
      Net change in unrealized appreciation (depreciation)
        on investments                                               2,214,026                  -
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                               8,819,394                  -

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                      (303,340)                 -
         Class L                                                    (2,590,845)                 -
         Class Y                                                    (2,166,399)                 -
         Class S                                                       (31,499)                 -
         Class N                                                        (2,221)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME            (5,094,304)                 -
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                       (45,719)                 -
         Class L                                                      (380,246)                 -
         Class Y                                                      (309,594)                 -
         Class S                                                        (4,479)                 -
         Class N                                                          (414)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                 (740,452)                 -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       11,433,428            100,500
      Class L                                                       97,132,419            100,500
      Class Y                                                       78,444,733            100,500
      Class S                                                          568,729            600,500
      Class N                                                               66            100,500
                                                               ---------------    ---------------
          INCREASE IN NET ASSETS FROM NET FUND SHARE
            TRANSACTIONS                                           187,579,375          1,002,500
                                                               ---------------    ---------------
      TOTAL INCREASE IN NET ASSETS                                 190,564,013          1,002,500

NET ASSETS:
      Beginning of year                                              1,002,500                  -
                                                               ---------------    ---------------
      End of year                                              $   191,566,513    $     1,002,500
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end of
        the year                                               $        (1,037)   $             -
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                DESTINATION RETIREMENT 2010 FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                    $       581,347    $             -
      Net realized gain (loss) on investment transactions              184,040                  -
      Net change in unrealized appreciation on investments             206,624                  -
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                                 972,011                  -

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                      (120,040)                 -
         Class L                                                      (384,032)                 -
         Class Y                                                       (94,844)                 -
         Class S                                                       (41,211)                 -
         Class N                                                        (1,210)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME              (641,337)                 -
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                       (12,643)                 -
         Class L                                                       (37,888)                 -
         Class Y                                                        (9,341)                 -
         Class S                                                        (4,039)                 -
         Class N                                                          (190)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                  (64,101)                 -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                        6,982,968            100,500
      Class L                                                       22,890,852            100,500
      Class Y                                                        5,378,974            100,500
      Class S                                                        1,659,571            600,500
      Class N                                                            1,028            100,500
                                                               ---------------    ---------------
          INCREASE IN NET ASSETS FROM NET FUND SHARE
            TRANSACTIONS                                            36,913,393          1,002,500
      TOTAL INCREASE IN NET ASSETS                                  37,179,966          1,002,500

NET ASSETS:
      Beginning of year                                              1,002,500                  -
                                                               ---------------    ---------------
      End of year                                              $    38,182,466    $     1,002,500
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $           (59)   $             -
                                                               ===============    ===============

    The accompanying notes are an integral part of the financial statements.

                                                                       MASSMUTUAL SELECT
                                                                DESTINATION RETIREMENT 2020 FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                    $     3,685,629    $             -
      Net realized gain (loss) on investment transactions            2,413,077                  -
      Net change in unrealized appreciation on investments          10,048,571                  -
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              16,147,277                  -

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                      (373,935)                 -
         Class L                                                    (3,708,404)                 -
         Class Y                                                      (186,861)                 -
         Class S                                                      (226,188)                 -
         Class N                                                        (1,403)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME            (4,496,791)                 -
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                       (68,979)                 -
         Class L                                                      (682,191)                 -
         Class Y                                                       (32,535)                 -
         Class S                                                       (39,156)                 -
         Class N                                                          (370)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                 (823,231)                 -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       20,664,735            100,500
      Class L                                                      203,035,431            100,500
      Class Y                                                        9,752,817            100,500
      Class S                                                       11,135,664            600,500
      Class N                                                            5,121            100,500
                                                               ---------------    ---------------
          INCREASE IN NET ASSETS FROM NET FUND SHARE
            TRANSACTIONS                                           244,593,768          1,002,500
      TOTAL INCREASE IN NET ASSETS                                 255,421,023          1,002,500

NET ASSETS:
      Beginning of year                                              1,002,500                  -
                                                               ---------------    ---------------
      End of year                                              $   256,423,523    $     1,002,500
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $        (1,383)   $             -
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                DESTINATION RETIREMENT 2030 FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                    $     1,348,692    $             -
      Net realized gain (loss) on investment transactions            1,851,099                  -
      Net change in unrealized appreciation on investments          12,793,875                  -
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              15,993,666                  -

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                      (197,990)                 -
         Class L                                                    (1,623,799)                 -
         Class Y                                                       (34,111)                 -
         Class S                                                       (35,648)                 -
         Class N                                                          (494)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME            (1,892,042)                 -
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                       (20,168)                 -
         Class L                                                      (157,884)                 -
         Class Y                                                        (3,018)                 -
         Class S                                                        (3,114)                 -
         Class N                                                          (108)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                 (184,292)                 -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                       19,915,421            100,500
      Class L                                                      156,011,775            100,500
      Class Y                                                        2,843,958            100,500
      Class S                                                        3,424,692            600,500
      Class N                                                            1,564            100,500
                                                               ---------------    ---------------
          INCREASE IN NET ASSETS FROM NET FUND SHARE
            TRANSACTIONS                                           182,197,410          1,002,500
      TOTAL INCREASE IN NET ASSETS                                 196,114,742          1,002,500

NET ASSETS:
      Beginning of year                                              1,002,500                  -
                                                               ---------------    ---------------
      End of year                                              $   197,117,242    $     1,002,500
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $        (1,095)   $             -
                                                               ===============    ===============

                                                                       MASSMUTUAL SELECT
                                                                DESTINATION RETIREMENT 2040 FUND
                                                              ------------------------------------
                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2004  DECEMBER 31, 2003
                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                    $       352,784    $             -
      Net realized gain (loss) on investment transactions            1,314,493                  -
      Net change in unrealized appreciation on investments           8,698,054                  -
                                                               ---------------    ---------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                              10,365,331                  -

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
         Class A                                                       (36,253)                 -
         Class L                                                      (620,919)                 -
         Class Y                                                        (4,145)                 -
         Class S                                                        (9,699)                 -
         Class N                                                           (77)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME              (671,093)                 -
                                                               ---------------    ---------------
      From net realized gains:
         Class A                                                        (8,701)                 -
         Class L                                                      (139,558)                 -
         Class Y                                                          (809)                 -
         Class S                                                        (1,856)                 -
         Class N                                                          (154)                 -
                                                               ---------------    ---------------
          TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                 (151,078)                 -
                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                        5,857,174            100,500
      Class L                                                       92,497,247            100,500
      Class Y                                                          446,989            100,500
      Class S                                                        1,004,758            600,500
      Class N                                                              200            100,500
                                                               ---------------    ---------------
          INCREASE IN NET ASSETS FROM NET FUND SHARE
            TRANSACTIONS                                            99,806,368          1,002,500
      TOTAL INCREASE IN NET ASSETS                                 109,349,528          1,002,500

NET ASSETS:
      Beginning of year                                              1,002,500                  -
                                                               ---------------    ---------------
      End of year                                              $   110,352,028    $     1,002,500
                                                               ===============    ===============
      Undistributed net investment income (accumulated net
        investment loss) included in net assets at end
        of the year                                            $          (660)   $             -
                                                               ===============    ===============

MASSMUTUAL SELECT DIVERSIFIED VALUE FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        CLASS A             CLASS L             CLASS Y
                                                      ------------        ------------        ------------
                                                      PERIOD ENDED        PERIOD ENDED        PERIOD ENDED
                                                       12/31/04+           12/31/04+           12/31/04+
                                                      ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.04***             0.05***             0.05***
  Net realized and unrealized gain on investments             0.94                0.94                0.94
                                                      ------------        ------------        ------------
       Total income from investment operations                0.98                0.99                0.99
                                                      ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.04)              (0.05)              (0.05)
  From net realized gains                                    (0.01)              (0.01)              (0.01)
                                                      ------------        ------------        ------------
       Total distributions                                   (0.05)              (0.06)              (0.06)
                                                      ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.93        $      10.93        $      10.93
                                                      ============        ============        ============
TOTAL RETURN(a)                                               9.83%**(b)          9.99%**             9.91%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      4,998        $     20,480        $      1,273
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.15%*              0.86%*              0.75%*
     After expense waiver#                                    1.09%*              0.80%*              0.69%*
  Net investment income to average daily net assets           1.99%*              2.28%*              2.39%*
  Portfolio turnover rate                                        5%**                5%**                5%**

                                                        CLASS S             CLASS N
                                                      ------------        ------------
                                                      PERIOD ENDED        PERIOD ENDED
                                                       12/31/04+           12/31/04+
                                                      ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00
                                                      ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.06***             0.04***
  Net realized and unrealized gain on investments             0.94                0.94
                                                      ------------        ------------
       Total income from investment operations                1.00                0.98
                                                      ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.05)              (0.03)
  From net realized gains                                    (0.01)              (0.01)
                                                      ------------        ------------
       Total distributions                                   (0.06)              (0.04)
                                                      ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.94        $      10.94
                                                      ============        ============
TOTAL RETURN(a)                                              10.03%**             9.84%**(b)

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    173,341        $        187
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.65%*              1.46%*
     After expense waiver#                                    0.59%*              1.40%*
  Net investment income to average daily net assets           2.49%*              1.63%*
  Portfolio turnover rate                                        5%**                5%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARE METHOD.
+ FOR THE PERIOD FROM OCTOBER 15, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2004.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSE OF THE FUND FOR THE PERIOD OCTOBER 15, 2004 THROUGH DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT FUNDAMENTAL VALUE FUND - FINANCIAL STATEMENTS

                                                                                      CLASS A
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02           12/31/01+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.01        $       7.79        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.10***             0.10***             0.08***                -
  Net realized and unrealized gain (loss) on
    investments                                               0.84                2.19               (2.25)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment
         operations                                           0.94                2.29               (2.17)                  -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.09)              (0.07)              (0.04)                  -
  From net realized gains                                    (0.11)                  -                   -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.20)              (0.07)              (0.04)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.75        $      10.01        $       7.79        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               9.34%(c)           29.43%             (21.67)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    214,886        $    129,552        $     37,973        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.23%               1.24%               1.27%                  -
     After expense waiver#                                    1.22%(b)            1.22%(b)            1.20%(b)               -
  Net investment income to average daily net assets           0.96%               1.18%               1.00%                  -
  Portfolio turnover rate                                       31%                 28%                 38%                N/A

                                                                                      CLASS L
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02           12/31/01+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.03        $       7.81        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.12***             0.13***             0.10***                -
  Net realized and unrealized gain (loss)
    on investments                                            0.85                2.18               (2.24)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.97                2.31               (2.14)                  -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.11)              (0.09)              (0.05)                  -
  From net realized gains                                    (0.11)                  -                   -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.22)              (0.09)              (0.05)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.78        $      10.03        $       7.81        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               9.65%              29.56%             (21.40)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    236,583        $    133,178        $     44,235        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.98%               0.99%               1.02%                  -
     After expense waiver#                                    0.97%(b)            0.97%(b)            0.95%(b)               -
  Net investment income to average daily net assets           1.21%               1.44%               1.24%                  -
  Portfolio turnover rate                                       31%                 28%                 38%                N/A

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2002.
(a) EMPLOYEE BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS Y
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02           12/31/01+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.03        $       7.80        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.14***             0.14***             0.12***                -
  Net realized and unrealized gain (loss)
    on investments                                            0.84                2.19               (2.26)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.98                2.33               (2.14)                  -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.12)              (0.10)              (0.06)                  -
  From net realized gains                                    (0.11)                  -                   -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.23)              (0.10)              (0.06)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.78        $      10.03        $       7.80        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               9.78%              29.82%             (21.41)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    120,769        $     82,989        $     40,511        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.83%               0.84%               0.87%                  -
     After expense waiver#                                    0.82%(b)            0.82%(b)            0.81%(b)               -
  Net investment income to average daily net assets           1.35%               1.60%               1.44%                  -
  Portfolio turnover rate                                       31%                 28%                 38%                N/A

                                                                                      CLASS S
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02           12/31/01+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.05        $       7.81        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.14***             0.14***             0.12***                -
  Net realized and unrealized gain (loss)
    on investments                                            0.85                2.20               (2.25)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.99                2.34               (2.13)                  -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.13)              (0.10)              (0.06)                  -
  From net realized gains                                    (0.11)                  -                   -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.24)              (0.10)              (0.06)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.80        $      10.05        $       7.81        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               9.80%              29.97%             (21.35)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    325,701        $    228,535        $    101,228        $     10,001
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.79%               0.80%               0.83%                  -
     After expense waiver#                               0.78% (b)           0.78% (b)           0.77% (b)                   -
  Net investment income to average daily net assets           1.40%               1.63%               1.36%                  -
  Portfolio turnover rate                                       31%                 28%                 38%                N/A

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2002.
(a) EMPLOYEE BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02++
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $       9.94        $       7.76        $       7.76
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                    0.07***             0.08***            (0.00)***+
  Net realized and unrealized gain (loss) on investments                          0.84                2.17               (0.00)+
                                                                          ------------        ------------        ------------
       Total income (loss) from investment operations                             0.91                2.25               (0.00)
                                                                          ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                     (0.05)              (0.07)                  -
  From net realized gains                                                        (0.11)                  -                   -
                                                                          ------------        ------------        ------------
       Total distributions                                                       (0.16)              (0.07)                  -
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $      10.69        $       9.94        $       7.76
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                   9.10%(c)           29.03%(c)               -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $      1,644        $      1,968        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.53%               1.54%                  -^
     After expense waiver                                                         1.52%(b)            1.52%(b)               -^
  Net investment income to average daily net assets                               0.65%               0.83%                  -^
  Portfolio turnover rate                                                           31%                 28%                 38%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ NET INVESTMENT LOSS AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
++   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
^    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
(a) EMPLOYEE BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT SELECT VALUE EQUITY FUND - FINANCIAL STATEMENTS

                                                                                      CLASS A
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02           12/31/01+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       9.55        $       7.66        $       9.34        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.07***             0.08***             0.07***             0.04***
  Net realized and unrealized gain (loss)
    on investments                                            1.16                1.91               (1.68)              (0.67)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         1.23                1.99               (1.61)              (0.63)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.07)              (0.10)              (0.07)              (0.03)
  From net realized gains                                    (0.23)                  -                   -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.30)              (0.10)              (0.07)              (0.03)
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.48        $       9.55        $       7.66        $       9.34
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              12.91%(c)           25.96%             (17.28)%             (6.29)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     25,523        $     21,341        $     15,852        $      8,881
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.33%               1.29%               1.30%               1.29%*
     After expense waiver#                                    1.29%(b)            1.27%(b)            1.29%               1.29%*
  Net investment income to average daily net assets           0.69%               0.99%               0.79%               0.65%*
  Portfolio turnover rate                                      161%                 66%                105%                 62%**

                                                                                      CLASS L
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02           12/31/01+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       9.57        $       7.67        $       9.34        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.09***             0.10***             0.09***             0.05***
  Net realized and unrealized gain (loss)
    on investments                                            1.17                1.92               (1.67)              (0.67)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         1.26                2.02               (1.58)              (0.62)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.10)              (0.12)              (0.09)              (0.04)
  From net realized gains                                    (0.23)                  -                   -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.33)              (0.12)              (0.09)              (0.04)
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.50        $       9.57        $       7.67        $       9.34
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              13.16%              26.34%             (16.97)%             (6.21)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      7,461        $      6,313        $      4,727        $      2,658
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.08%               1.04%               1.05%               1.05%*
     After expense waiver#                                    1.04%(b)            1.02%(b)            1.04%               1.04%*
  Net investment income to average daily net assets           0.94%               1.24%               1.07%               0.87%*
  Portfolio turnover rate                                      161%                 66%                105%                 62%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD FROM MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001 AND FOR THE YEAR ENDED DECEMBER 31, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS Y
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02           12/31/01+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       9.59        $       7.68        $       9.35        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.10***             0.12***             0.10***             0.06***
  Net realized and unrealized gain (loss)
    on investments                                            1.19                1.91               (1.67)              (0.67)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         1.29                2.03               (1.57)              (0.61)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.11)              (0.12)              (0.10)              (0.04)
  From net realized gains                                    (0.23)                  -                   -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.34)              (0.12)              (0.10)              (0.04)
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.54        $       9.59        $       7.68        $       9.35
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              13.47%              26.40%             (16.87)%             (6.12)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      2,891        $      3,378        $      7,543        $      5,977
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.93%               0.88%               0.90%               0.90%*
     After expense waiver#                                    0.88%(b)            0.86%(b)            0.89%               0.90%*
  Net investment income to average daily net assets           1.06%               1.42%               1.18%               0.93%*
  Portfolio turnover rate                                      161%                 66%                105%                 62%**

                                                                                      CLASS S
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02           12/31/01+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       9.59        $       7.68        $       9.35        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.11***             0.12***             0.10***             0.07***
  Net realized and unrealized gain (loss)
    on investments                                            1.17                1.92               (1.68)              (0.68)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         1.28                2.04               (1.58)              (0.61)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.12)              (0.13)              (0.09)              (0.04)
  From net realized gains                                    (0.23)                  -                   -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.35)              (0.13)              (0.09)              (0.04)
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.52        $       9.59        $       7.68        $       9.35
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              13.31%              26.63%             (16.83)%             (6.09)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     51,940        $     67,536        $     60,499        $     51,604
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.88%               0.84%               0.85%               0.87%*
     After expense waiver#                                    0.84%(b)            0.82%(b)            0.84%               0.86%*
  Net investment income to average daily net assets           1.12%               1.45%               1.22%               1.05%*
  Portfolio turnover rate                                      161%                 66%                105%                 62%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD FROM MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001 AND FOR THE YEAR ENDED DECEMBER 31, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02++
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $       9.56        $       7.63        $       7.62
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                           0.04***             0.06***             0.00***+
  Net realized and unrealized gain on investments                                 1.15                1.90                0.01
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    1.19                1.96                0.01
                                                                          ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                     (0.02)              (0.03)                  -
  From net realized gains                                                        (0.23)                  -                   -
                                                                          ------------        ------------        ------------
       Total distributions                                                       (0.25)              (0.03)                  -
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $      10.50        $       9.56        $       7.63
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                  12.51%(c)           25.73%(c)               -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $        282        $        315        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.63%               1.58%                  -^
     After expense waiver                                                         1.58%(b)            1.56%(b)               -^
  Net investment income to average daily net assets                               0.39%               0.70%                  -^
  Portfolio turnover rate                                                          161%                 66%                105%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
++   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
^    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT LARGE CAP VALUE FUND - FINANCIAL STATEMENTS

                                                                                    CLASS A
                                                                                    -------
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                  12/31/04         12/31/03         12/31/02         12/31/01        12/31/00+
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       9.35     $       7.24     $       8.74     $       9.92     $      10.00
                                                ------------     ------------     ------------     ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.04***          0.04***          0.02***          0.01***          0.03***
  Net realized and unrealized gain (loss)
    on investments                                      1.04             2.10            (1.49)           (1.18)           (0.06)
                                                ------------     ------------     ------------     ------------     ------------
       Total income (loss) from investment
         operations                                     1.08             2.14            (1.47)           (1.17)           (0.03)
                                                ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                           (0.04)           (0.03)           (0.03)           (0.01)           (0.04)
  From net realized gains                                  -                -                -                -            (0.01)
                                                ------------     ------------     ------------     ------------     ------------
       Total distributions                             (0.04)           (0.03)           (0.03)           (0.01)           (0.05)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                  $      10.39     $       9.35     $       7.24     $       8.74     $       9.92
                                                ============     ============     ============     ============     ============
TOTAL RETURN(a)                                        11.55%(c)        29.61%          (16.86)%         (11.75)%          (0.36)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $    266,753     $    153,918     $     92,001     $     73,431     $     15,926
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                              1.25%            1.25%            1.24%            1.25%            1.25%*
     After expense waiver#                              1.25%(b)         1.24%(b)         1.23%(b)         1.24%             N/A
  Net investment income to average daily net
    assets                                              0.41%            0.45%            0.29%            0.12%            0.53%*
  Portfolio turnover rate                                  3%               7%              25%              20%              11%**

                                                                                    CLASS L
                                                                                    -------
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                  12/31/04         12/31/03         12/31/02         12/31/01        12/31/00+
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       9.37     $       7.26     $       8.76     $       9.93     $      10.00
                                                ------------     ------------     ------------     ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.06***          0.06***          0.04***          0.03***          0.05***
  Net realized and unrealized gain (loss)
    on investments                                      1.06             2.10            (1.50)           (1.17)           (0.07)
                                                ------------     ------------     ------------     ------------     ------------
       Total income (loss) from investment
         operations                                     1.12             2.16            (1.46)           (1.14)           (0.02)
                                                ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                           (0.06)           (0.05)           (0.04)           (0.03)           (0.04)
  From net realized gains                                  -                -                -                -            (0.01)
                                                ------------     ------------     ------------     ------------     ------------
       Total distributions                             (0.06)           (0.05)           (0.04)           (0.03)           (0.05)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                  $      10.43     $       9.37     $       7.26     $       8.76     $       9.93
                                                ============     ============     ============     ============     ============
TOTAL RETURN(a)                                        11.94%           29.79%          (16.64)%         (11.47)%          (0.26)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $    316,841     $    207,025     $    114,417     $    105,322     $     44,167
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                              1.00%            1.00%            1.00%            1.00%            1.00%*
     After expense waiver#                              1.00%(b)         0.99%(b)         0.98%(b)         0.99%             N/A
  Net investment income to average daily net
    assets                                              0.65%            0.70%            0.53%            0.37%            0.72%*
  Portfolio turnover rate                                  3%               7%              25%              20%              11%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                    CLASS Y
                                                                                    -------
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                  12/31/04         12/31/03         12/31/02         12/31/01        12/31/00+
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       9.39     $       7.27     $       8.77     $       9.94     $      10.00
                                                ------------     ------------     ------------     ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.08***          0.07***          0.05***          0.05***          0.06***
  Net realized and unrealized gain (loss)
    on investments                                      1.05             2.11            (1.50)           (1.18)           (0.07)
                                                ------------     ------------     ------------     ------------     ------------
       Total income (loss) from investment
         operations                                     1.13             2.18            (1.45)           (1.13)           (0.01)
                                                ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                           (0.07)           (0.06)           (0.05)           (0.04)           (0.04)
  From net realized gains                                  -                -                -                -            (0.01)
                                                ------------     ------------     ------------     ------------     ------------
       Total distributions                             (0.07)           (0.06)           (0.05)           (0.04)           (0.05)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                  $      10.45     $       9.39     $       7.27     $       8.77     $       9.94
                                                ============     ============     ============     ============     ============
TOTAL RETURN(a)                                        12.06%           30.04%          (16.52)%         (11.34)%          (0.08)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $    127,223     $     78,751     $     39,762     $     52,286     $     10,076
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                              0.85%            0.85%            0.84%            0.85%            0.84%*
     After expense waiver#                              0.85%(b)         0.84%(b)         0.83%(b)         0.84%             N/A
  Net investment income to average daily net
    assets                                              0.81%            0.85%            0.66%            0.52%            0.93%*
  Portfolio turnover rate                                  3%               7%              25%              20%              11%**

                                                                                    CLASS S
                                                                                    -------
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                  12/31/04         12/31/03         12/31/02         12/31/01        12/31/00+
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       9.40     $       7.27     $       8.78     $       9.94     $      10.00
                                                ------------     ------------     ------------     ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.09***          0.08***          0.06***          0.06***          0.06***
  Net realized and unrealized gain (loss) on
    investments                                         1.05             2.12            (1.51)           (1.17)           (0.07)
                                                ------------     ------------     ------------     ------------     ------------
       Total income (loss) from investment
         operations                                     1.14             2.20            (1.45)           (1.11)           (0.01)
                                                ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                           (0.08)           (0.07)           (0.06)           (0.05)           (0.04)
  From net realized gains                                  -                -                -                -            (0.01)
                                                ------------     ------------     ------------     ------------     ------------
       Total distributions                             (0.08)           (0.07)           (0.06)           (0.05)           (0.05)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                  $      10.46     $       9.40     $       7.27     $       8.78     $       9.94
                                                ============     ============     ============     ============     ============
TOTAL RETURN(a)                                        12.11%           30.24%          (16.53)%         (11.20)%          (0.08)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $    436,983     $    339,287     $    233,510     $    277,873     $    225,913
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                              0.76%            0.76%            0.75%            0.76%            0.76%*
     After expense waiver#                              0.76%(b)         0.75%(b)         0.74%(b)         0.75%             N/A
  Net investment income to average daily net
    assets                                              0.88%            0.94%            0.76%            0.62%            0.91%*
  Portfolio turnover rate                                  3%               7%              25%              20%              11%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02++
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $       9.25        $       7.21        $       7.19
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                           0.01***             0.03***             0.00***+
  Net realized and unrealized gain on investments                                 1.03                2.07                0.02
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    1.04                2.10                0.02
                                                                          ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                         -               (0.06)                  -
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $      10.29        $       9.25        $       7.21
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                  11.24%(c)           29.18%(c)               -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $      2,911        $      2,891        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.55%               1.57%                  -^
     After expense waiver                                                         1.55%(b)            1.56%(b)               -^
  Net investment income to average daily net assets                               0.08%               0.33%                  -^
  Portfolio turnover rate                                                            3%                  7%                 25%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
++   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
^    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT INDEXED EQUITY FUND - FINANCIAL STATEMENTS

                                                                                   CLASS A
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $    10.23       $     8.09       $    10.55       $    12.17       $    13.81
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                               0.13***          0.08***          0.07***          0.06***          0.05***
  Net realized and unrealized gain (loss)
    on investments                                    0.89             2.14            (2.47)           (1.60)           (1.40)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.02             2.22            (2.40)           (1.54)           (1.35)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.13)           (0.08)           (0.06)           (0.08)           (0.10)
  From net realized gains                                -                -                -                -            (0.19)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (0.13)           (0.08)           (0.06)           (0.08)           (0.29)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $    11.12       $    10.23       $     8.09       $    10.55       $    12.17
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      10.01%(b)        27.49%          (22.74)%         (12.69)%          (9.88)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $  275,920       $  160,470       $   70,695       $   81,682       $   41,829
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.85%            0.85%            0.85%            0.86%            0.84%
     After expense waiver#                            0.78%             N/A              N/A              N/A              N/A
  Net investment income to average daily
    net assets                                        1.32%            0.94%            0.78%            0.52%            0.41%
  Portfolio turnover rate                                3%               2%               5%               4%              10%

                                                                                   CLASS L
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $    10.26       $     8.11       $    10.58       $    12.18       $    13.80
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                               0.16***          0.11***          0.10***          0.08***          0.09***
  Net realized and unrealized gain (loss)
    on investments                                    0.89             2.15            (2.48)           (1.60)           (1.41)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.05             2.26            (2.38)           (1.52)           (1.32)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.15)           (0.11)           (0.09)           (0.08)           (0.11)
  From net realized gains                                -                -                -                -            (0.19)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (0.15)           (0.11)           (0.09)           (0.08)           (0.30)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $    11.16       $    10.26       $     8.11       $    10.58       $    12.18
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      10.25%           27.88%          (22.53)%         (12.46)%          (9.61)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $  218,755       $  176,247       $   54,756       $   40,420       $   28,623
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.60%            0.60%            0.60%            0.60%            0.59%
     After expense waiver#                            0.53%             N/A              N/A              N/A              N/A
  Net investment income to average daily
    net assets                                        1.52%            1.21%            1.05%            0.75%            0.64%
  Portfolio turnover rate                                3%               2%               5%               4%              10%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS Y
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $    10.29       $     8.12       $    10.60       $    12.21       $    13.81
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                               0.17***          0.12***          0.11***          0.10***          0.11***
  Net realized and unrealized gain (loss)
    on investments                                    0.89             2.16            (2.49)           (1.61)           (1.41)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.06             2.28            (2.38)           (1.51)           (1.30)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.16)           (0.11)           (0.10)           (0.10)           (0.11)
  From net realized gains                                -                -                -                -            (0.19)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (0.16)           (0.11)           (0.10)           (0.10)           (0.30)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $    11.19       $    10.29       $     8.12       $    10.60       $    12.21
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      10.31%           28.10%          (22.47)%         (12.37)%          (9.46)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $  419,366       $  299,713       $  198,240       $  172,244       $  115,648
  Net expenses to average daily net assets            0.45%            0.45%            0.45%            0.45%            0.44%
  Net investment income to average daily net
    assets                                            1.63%            1.34%            1.18%            0.90%            0.80%
  Portfolio turnover rate                                3%               2%               5%               4%              10%

                                                                                   CLASS S
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $    10.38       $     8.19       $    10.68       $    12.29       $    13.88
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                               0.17***          0.12***          0.11***          0.11***          0.11***
  Net realized and unrealized gain (loss)
    on investments                                    0.91             2.18            (2.50)           (1.62)           (1.42)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.08             2.30            (2.39)           (1.51)           (1.31)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.16)           (0.11)           (0.10)           (0.10)           (0.09)
  From net realized gains                                -                -                -                -            (0.19)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (0.16)           (0.11)           (0.10)           (0.10)           (0.28)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $    11.30       $    10.38       $     8.19       $    10.68       $    12.29
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      10.39%           28.10%          (22.41)%         (12.33)%          (9.47)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $  724,614       $  710,691       $  567,426       $  642,799       $  761,008
  Net expenses to average daily net assets            0.42%            0.42%            0.42%            0.42%            0.42%
  Net investment income to average daily net
    assets                                            1.62%            1.37%            1.20%            0.92%            0.83%
  Portfolio turnover rate                                3%               2%               5%               4%              10%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS Z
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.38        $       8.19        $      10.68        $      11.66
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.21***             0.15***             0.13***             0.09***
  Net realized and unrealized gain (loss)
    on investments                                            0.90                2.17               (2.50)              (0.95)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         1.11                2.32               (2.37)              (0.86)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.19)              (0.13)              (0.12)              (0.12)
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      11.30        $      10.38        $       8.19        $      10.68
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              10.68%              28.39%             (22.23)%             (7.33)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    130,164        $     42,906        $     16,821        $         95
  Net expenses to average daily net assets                    0.20%               0.21%               0.20%               0.21%*
  Net investment income to average daily net assets           1.93%               1.59%               1.42%               1.20%*
  Portfolio turnover rate                                        3%                  2%                  5%                  4%**

                                                                            CLASS N
                                                                            -------
                                                       YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03           12/31/02^^
                                                      ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.15        $       8.05        $       8.05
                                                      ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.10***             0.06***             0.00+
  Net realized and unrealized gain (loss)
    on investments                                            0.87                2.14               (0.00)+
                                                      ------------        ------------        ------------
       Total income (loss) from investment operations         0.97                2.20                0.00
                                                      ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.10)              (0.10)                  -
                                                      ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      11.02        $      10.15        $       8.05
                                                      ============        ============        ============
TOTAL RETURN(a)                                               9.59%(b)           27.34%(b)               -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      3,710        $      2,487        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.15%               1.15%                  -++
     After expense waiver#                                    1.07%                N/A                 N/A
  Net investment income to average daily net assets           1.00%               0.64%                  -++
  Portfolio turnover rate                                        3%                  2%                  5%

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
^ FOR THE PERIOD FROM MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
^^   CLASS N SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2002.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT BLUE CHIP GROWTH FUND - FINANCIAL STATEMENTS

                                                                                      CLASS A
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       8.33        $       6.72        $       9.07        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.03***            (0.01)***           (0.01)***           (0.02)***
  Net realized and unrealized gain (loss)
    on investments                                            0.41                1.63               (2.34)              (0.91)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.44                1.62               (2.35)              (0.93)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.03)              (0.01)              (0.00)++                -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $       8.74        $       8.33        $       6.72        $       9.07
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               5.32%(c)           24.09%             (25.91)%             (9.30)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     37,377        $     26,955        $      4,914        $      1,006
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.38%               1.39%               1.38%               1.39%*
     After expense waiver#                                    1.38%(b)            1.38%(b)            1.38%               1.39%*
  Net investment income (loss) to average daily
    net assets                                                0.37%              (0.13)%             (0.20)%             (0.39)%*
  Portfolio turnover rate                                       22%                 23%                 30%                 27%**

                                                                                      CLASS L
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       8.39        $       6.76        $       9.09        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.05***             0.01***            (0.00)***+          (0.01)***
  Net realized and unrealized gain (loss)
    on investments                                            0.42                1.63               (2.33)              (0.90)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.47                1.64               (2.33)              (0.91)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.05)              (0.01)                  -                   -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $       8.81        $       8.39        $       6.76        $       9.09
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               5.58%              24.25%             (25.63)%             (9.10)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    301,734        $    302,292        $    217,427        $    314,290
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.13%               1.13%               1.13%               1.14%*
     After expense waiver#                                    1.13%(b)            1.12%(b)            1.13%               1.14%*
  Net investment income (loss) to average
    daily net assets                                          0.54%               0.14%              (0.05)%             (0.18)%*
  Portfolio turnover rate                                       22%                 23%                 30%                 27%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT INCOME (LOSS) IS LESS THAN $0.01 PER SHARE.
++   DISTRIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
^ FOR THE PERIOD FROM JUNE 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001, THE YEAR ENDED DECEMBER 31, 2002 AND THE PERIOD JANUARY 1, 2003 THROUGH APRIL 30, 2003.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS Y
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       8.39        $       6.77        $       9.10        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.06***             0.02***             0.01***            (0.00)***+
  Net realized and unrealized gain (loss)
    on investments                                            0.43                1.62               (2.34)              (0.90)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.49                1.64               (2.33)              (0.90)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.06)              (0.02)              (0.00)++                -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $       8.82        $       8.39        $       6.77        $       9.10
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               5.83%              24.26%             (25.56)%             (9.00)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      4,331        $      3,626        $        827        $        617
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.01%               1.01%               1.01%               1.02%*
     After expense waiver#                                    1.01%(b)            1.01%(b)            1.01%               1.01%*
  Net investment income (loss) to average
    daily net assets                                          0.68%               0.26%               0.12%              (0.02)%*
  Portfolio turnover rate                                       22%                 23%                 30%                 27%**

                                                                                      CLASS S
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       8.42        $       6.78        $       9.10        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.07***             0.03***             0.02***             0.00***+
  Net realized and unrealized gain (loss)
    on investments                                            0.42                1.64               (2.33)              (0.90)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.49                1.67               (2.31)              (0.90)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.07)              (0.03)              (0.01)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $       8.84        $       8.42        $       6.78        $       9.10
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               5.80%              24.58%             (25.43)%             (9.00)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     79,072        $     91,674        $     72,210        $    113,011
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.88%               0.88%               0.88%               0.89%*
     After expense waiver#                                    0.87%(b)            0.87%(b)            0.88%               0.89%*
  Net investment income to average daily net assets           0.77%               0.39%               0.20%               0.07%*
  Portfolio turnover rate                                       22%                 23%                 30%                 27%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT INCOME (LOSS) IS LESS THAN $0.01 PER SHARE.
++   DISTIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
^ FOR THE PERIOD FROM JUNE 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001, THE YEAR ENDED DECEMBER 31, 2002 AND THE PERIOD JANUARY 1, 2003 THROUGH APRIL 30, 2003.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02^^
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $       8.27        $       6.69        $       6.69
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                    0.01***            (0.03)***            0.00***+
  Net realized and unrealized gain (loss) on investments                          0.41                1.61               (0.00)+
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    0.42                1.58                0.00
                                                                          ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                     (0.01)              (0.00)++                -
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $       8.68        $       8.27        $       6.69
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                   5.05%(c)           23.64%(c)            0.00%@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $      2,185        $      1,493        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.68%               1.69%                  -@@
     After expense waiver#                                                        1.68%(b)            1.69%(b)             N/A@@
  Net investment income (loss) to average
    daily net assets                                                              0.08%              (0.45)%              0.00%@@
  Portfolio turnover rate                                                           22%                 23%                 30%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ NET INVESTMENT INCOME (LOSS) AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
++   DISTIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD JANUARY 1, 2003 THROUGH APRIL 30, 2003.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT LARGE CAP GROWTH FUND - FINANCIAL STATEMENTS

                                                                                      CLASS A
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       8.48        $       6.97        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.02)***           (0.03)***           (0.04)***               -
  Net realized and unrealized gain (loss)
    on investments                                            0.57                1.54               (2.99)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.55                1.51               (3.03)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $       9.03        $       8.48        $       6.97        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               6.49%(c)           21.66%             (30.30)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      1,997        $      1,374        $        826        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.37%               1.34%               1.40%                  -
     After expense waiver#                                    1.25%(b)            1.25%(b)            1.22%(b)               -
  Net investment loss to average daily net assets            (0.20)%             (0.34)%             (0.48)%                 -
  Portfolio turnover rate                                       68%                 47%                 56%                  -

                                                                                      CLASS L
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       8.52        $       6.99        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.00***+           (0.01)***           (0.01)***               -
  Net realized and unrealized gain (loss)
    on investments                                            0.57                1.54               (3.00)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.57                1.53               (3.01)                  -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.00)+                 -                   -                   -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $       9.09        $       8.52        $       6.99        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               6.72%              21.89%             (30.10)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      9,272        $      7,628        $      3,883        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.12%               1.09%               1.15%                  -
     After expense waiver#                                    1.00%(b)            1.00%(b)            0.98%(b)               -
  Net investment income (loss) to average
    daily net assets                                          0.04%              (0.08)%             (0.20)%                 -
  Portfolio turnover rate                                       68%                 47%                 56%                  -

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET INVESTMENT INCOME WERE LESS THAN $0.01 PER SHARE.
^    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2002, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS Y
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       8.53        $       7.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.02***             0.01***            (0.01)***               -
  Net realized and unrealized gain (loss)
    on investments                                            0.57                1.53               (2.99)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.59                1.54               (3.00)                  -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.02)              (0.01)                  -                   -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $       9.10        $       8.53        $       7.00        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               6.86%              22.04%             (30.00)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      9,052        $      7,697        $         78        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.97%               0.94%               1.00%                  -
     After expense waiver#                                    0.85%(b)            0.86%(b)            0.82%(b)               -
  Net investment income (loss) to average
    daily net assets                                          0.19%               0.08%              (0.11)%                 -
  Portfolio turnover rate                                       68%                 47%                 56%                  -

                                                                                      CLASS S
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       8.55        $       7.01        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.01***             0.01***            (0.00)***+              -
  Net realized and unrealized gain (loss)
    on investments                                            0.59                1.54               (2.99)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.60                1.55               (2.99)                  -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.01)              (0.01)                  -                   -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $       9.14        $       8.55        $       7.01        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               7.08%              22.05%             (29.90)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     18,791        $     33,787        $     28,029        $     10,001
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.93%               0.90%               0.96%                  -
     After expense waiver#                                    0.81%(b)            0.81%(b)            0.77%(b)               -
  Net investment income (loss) to average
    daily net assets                                          0.16%               0.11%              (0.05)%                 -
  Portfolio turnover rate                                       68%                 47%                 56%                  -

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
^    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2002, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02++
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $       8.42        $       6.94        $       6.95
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                            (0.07)***           (0.05)***           (0.00)***+
  Net realized and unrealized gain (loss)
    on investments                                                                0.72                1.53               (0.01)
                                                                          ------------        ------------        ------------
       Total income (loss) from investment operations                             0.65                1.48               (0.01)
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $       9.07        $       8.42        $       6.94
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                   7.72%(c)           21.33%(c)              -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $          5        $        125        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.67%               1.64%                 -@@
     After expense waiver#                                                        1.56%(b)            1.55%(b)              -@@
  Net investment loss to average daily net assets                                (0.83)%             (0.63)%                -@@
  Portfolio turnover rate                                                           68%                 47%                 56%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
++   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT GROWTH EQUITY FUND - FINANCIAL STATEMENTS

                                                                                   CLASS A
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $     7.40       $     6.04       $     8.39       $    11.24       $    12.90
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.00***++       (0.02)***        (0.03)***        (0.03)***        (0.05)***
  Net realized and unrealized gain (loss)
    on investments                                    0.34             1.38            (2.32)           (2.82)           (0.70)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.34             1.36            (2.35)           (2.85)           (0.75)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.00)+++            -                -                -                -
  Tax return of capital                                  -                -                -                -            (0.00)+
  From net realized gains                                -                -                -                -            (0.91)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (0.00)               -                -                -            (0.91)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $     7.74       $     7.40       $     6.04       $     8.39       $    11.24
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                       4.60%(c)        22.52%          (28.01)%         (25.36)%          (6.01)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $  224,998       $  206,097       $   79,267       $   75,186       $   44,905
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.26%            1.26%            1.26%            1.27%            1.29%
     After expense waiver#                            1.24%(b)         1.18%(b)         1.22%(b)         1.24%            1.25%
  Net investment income (loss) to average
    daily net assets                                  0.01%           (0.31)%          (0.41)%          (0.36)%          (0.35)%
  Portfolio turnover rate                              181%             260%             224%             279%             264%

                                                                                   CLASS L
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $     7.49       $     6.10       $     8.45       $    11.29       $    12.93
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.02***         (0.00)***++      (0.01)***        (0.01)***        (0.01)***
  Net realized and unrealized gain (loss)
    on investments                                    0.34             1.39            (2.34)           (2.83)           (0.72)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.36             1.39            (2.35)           (2.84)           (0.73)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.02)               -                -                -                -
  Tax return of capital                                  -                -                -                -            (0.00)+
  From net realized gains                                -                -                -                -            (0.91)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (0.02)               -                -                -            (0.91)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $     7.83       $     7.49       $     6.10       $     8.45       $    11.29
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                       4.82%           22.79%          (27.81)%         (25.15)%          (5.84)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $  276,387       $  201,623       $   99,882       $  112,901       $   69,163
  Ratio of expenses to average daily net
   assets:
     Before expense waiver                            1.01%            1.01%            1.01%            1.02%            1.04%
     After expense waiver#                            0.99%(b)         0.92%(b)         0.97%(b)         0.99%            1.00%
  Net investment income (loss) to average
    daily net assets                                  0.29%           (0.05)%          (0.17)%          (0.11)%          (0.11)%
  Portfolio turnover rate                              181%             260%             224%             279%             264%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
++   NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
+++  DISTRIBUTION FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR ALL PERIODS SHOWN IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS Y
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $     7.54       $     6.12       $     8.47       $    11.31       $    12.93
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.03***          0.01***         (0.00)***++       0.00***++        0.00***++
  Net realized and unrealized gain (loss)
    on investments                                    0.34             1.41            (2.35)           (2.84)           (0.71)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.37             1.42            (2.35)           (2.84)           (0.71)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.03)               -                -                -                -
  Tax return of capital                                  -                -                -                -            (0.00)+
  From net realized gains                                -                -                -                -            (0.91)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (0.03)               -                -                -            (0.91)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $     7.88       $     7.54       $     6.12       $     8.47       $    11.31
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                       4.92%           23.20%          (27.75)%         (25.11)%          (5.69)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $  112,683       $  101,937       $   70,469       $   81,552       $   49,165
  Ratio of expenses to average daily
    net assets:
     Before expense waiver                            0.86%            0.86%            0.86%            0.87%            0.89%
     After expense waiver#                            0.84%(b)         0.77%(b)         0.82%(b)         0.84%            0.87%
  Net investment income (loss) to average
    daily net assets                                  0.42%            0.10%           (0.03)%           0.04%            0.01%
  Portfolio turnover rate                              181%             260%             224%             279%             264%

                                                                                   CLASS S
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $     7.56       $     6.14       $     8.49       $    11.32       $    12.93
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                               0.04***          0.01***          0.00***++        0.01***          0.01***
  Net realized and unrealized gain (loss)
    on investments                                    0.34             1.41            (2.35)           (2.84)           (0.71)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.38             1.42            (2.35)           (2.83)           (0.70)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.04)               -                -                -                -
  Tax return of capital                                  -                -                -                -            (0.00)+
  From net realized gains                                -                -                -                -            (0.91)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (0.04)               -                -                -            (0.91)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $     7.90       $     7.56       $     6.14       $     8.49       $    11.32
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                       4.96%           23.13%          (27.68)%         (25.00)%          (5.61)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $  229,407       $  217,508       $  130,165       $  174,610       $  165,480
  Ratio of expenses to average daily
    net assets:
     Before expense waiver                            0.80%            0.80%            0.80%            0.81%            0.83%
     After expense waiver#                            0.78%(b)         0.71%(b)         0.76%(b)         0.78%            0.80%
  Net investment income (loss) to average
    daily net assets                                  0.48%            0.16%            0.04%            0.10%            0.07%
  Portfolio turnover rate                              181%             260%             224%             279%             264%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
++   NET INVESTMENT INCOME (LOSS) IS LESS THAN $0.01 PER SHARE.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR ALL PERIODS SHOWN IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02^^
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $       7.34        $       6.01        $       6.01
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                   (0.02)***           (0.05)***            0.00***++
  Net realized and unrealized gain (loss) on investments                          0.33                1.38               (0.00)++
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    0.31                1.33                0.00
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $       7.65        $       7.34        $       6.01
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                   4.22%(c)           22.13%(c)               -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $      1,472        $      1,661        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.56%               1.57%                  -@@
     After expense waiver                                                         1.54%(b)            1.52%(b)               -@@
  Net investment income to average daily net assets                              (0.31)%             (0.65)%                 -@@
  Portfolio turnover rate                                                          181%                260%                224%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
++ NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR ALL PERIODS SHOWN IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT SALES CHARGES AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT AGGRESSIVE GROWTH FUND - FINANCIAL STATEMENTS

                                                                                   CLASS A
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02       12/31/01(d)       12/31/00^
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     4.96       $     3.80       $     5.28       $     7.75       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.04)***        (0.02)***        (0.02)***        (0.02)***         0.01***
  Net realized and unrealized gain (loss)
    on investments                                    0.97             1.18            (1.46)           (2.45)           (2.24)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.93             1.16            (1.48)           (2.47)           (2.23)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -                -                -                -            (0.02)
  Tax return of capital                                  -                -                -                -            (0.00)++
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -                -            (0.02)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     5.89       $     4.96       $     3.80       $     5.28       $     7.75
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      18.75%(c)        30.53%          (28.03)%         (31.87)%         (22.32)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $  117,232       $   65,012       $   37,203       $   34,747       $   32,257
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.36%            1.37%            1.37%            1.36%            1.35%*
     After expense waiver#                            1.30%(b)         1.33%(b)         1.34%(b)         1.35%             N/A
  Net investment income (loss) to average
    daily net assets                                 (0.67)%          (0.56)%          (0.56)%          (0.33)%           0.14%*
  Portfolio turnover rate                               85%              93%             112%             112%              48%**

                                                                                   CLASS L
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02       12/31/01(d)       12/31/00^
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     5.01       $     3.82       $     5.31       $     7.77       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.02)***        (0.01)***        (0.01)***        (0.00)***+        0.03***
  Net realized and unrealized gain (loss)
    on investments                                    0.98             1.20            (1.48)           (2.46)           (2.24)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.96             1.19            (1.49)           (2.46)           (2.21)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -                -                -                -            (0.02)
  Tax return of capital                                  -                -                -                -            (0.00)++
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -                -            (0.02)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     5.97       $     5.01       $     3.82       $     5.31       $     7.77
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      19.16%           31.15%          (28.06)%         (31.66)%         (22.10)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $  152,518       $   76,120       $   31,012       $   27,980       $   21,017
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.11%            1.12%            1.12%            1.11%            1.12%*
     After expense waiver#                            1.05%(b)         1.08%(b)         1.09%(b)         1.10%             N/A
  Net investment income (loss) to average
    daily net assets                                 (0.42)%          (0.32)%          (0.31)%          (0.08)%           0.43%*
  Portfolio turnover rate                               85%              93%             112%             112%              48%

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
++   TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
^ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001, JANUARY 1, 2002 THROUGH APRIL 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.
(d) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS AN INCREASE TO NET INVESTMENT LOSS PER SHARE OF LESS THAN $0.01, A DECREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF LESS THAN $0.01 AND AN INCREASE IN THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS OF 0.02%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS Y
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02       12/31/01(c)       12/31/00^
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     5.03       $     3.83       $     5.31       $     7.77       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.01)***        (0.01)***        (0.01)***        (0.00)***+        0.03***
  Net realized and unrealized gain (loss)
    on investments                                    0.98             1.21            (1.47)           (2.46)           (2.24)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.97             1.20            (1.48)           (2.46)           (2.21)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -                -                -                -            (0.02)
  Tax return of capital                                  -                -                -                -            (0.00)++
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -                -            (0.02)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     6.00       $     5.03       $     3.83       $     5.31       $     7.77
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      19.28%           31.33%          (27.87)%         (31.66)%         (22.06)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $   32,242       $   17,333       $   10,145       $   12,095       $    2,295
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.96%            0.97%            0.97%            0.96%            0.95%*
     After expense waiver#                            0.90%(b)         0.93%(b)         0.94%(b)         0.94%             N/A
  Net investment income (loss) to average
    daily net assets                                 (0.27)%          (0.16)%          (0.16)%          (0.02)%           0.52%*
  Portfolio turnover rate                               85%              93%             112%             112%              48%**

                                                                                   CLASS S
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02       12/31/01(c)       12/31/00^
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     5.05       $     3.84       $     5.32       $     7.77       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.01)***        (0.00)***+       (0.01)***         0.01***          0.04***
  Net realized and unrealized gain (loss)
    on investments                                    0.99             1.21            (1.47)           (2.46)           (2.24)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.98             1.21            (1.48)           (2.45)           (2.20)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -                -                -                -            (0.03)
  Tax return of capital                                  -                -                -                -            (0.00)++
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -                -            (0.03)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     6.03       $     5.05       $     3.84       $     5.32       $     7.77
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      19.41%           31.51%          (27.82)%         (31.53)%         (22.05)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $  198,154       $  108,281       $   46,026       $   76,724       $   75,412
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.86%            0.87%            0.87%            0.86%            0.87%*
     After expense waiver#                            0.80%(b)         0.83%(b)         0.84%(b)         0.85%             N/A
  Net investment income (loss) to average
    daily net assets                                 (0.17)%          (0.06)%          (0.07)%           0.17%            0.70%*
  Portfolio turnover rate                               85%              93%             112%             112%              48%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
++   TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
^ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001, JANUARY 1, 2002 THROUGH APRIL 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS AN INCREASE TO NET INVESTMENT LOSS PER SHARE OF LESS THAN $0.01, A DECREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF LESS THAN $0.01 AND AN INCREASE IN THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS OF 0.02%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02++
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $       4.92        $       3.77        $       3.77
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                   (0.05)***           (0.04)***            0.00***+
  Net realized and unrealized gain (loss) on investments                          0.96                1.19               (0.00)+
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    0.91                1.15                0.00
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $       5.83        $       4.92        $       3.77
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                  18.50%(c)           30.50%(c)               -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $      1,144        $        636        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.66%               1.68%                  -@@
     After expense waiver#                                                        1.59%(b)            1.64%(b)               -@@
  Net investment loss to average daily net assets                                (0.99)%             (0.91)%                 -@@
  Portfolio turnover rate                                                           85%                 93%                112%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
++   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT OTC 100 FUND - FINANCIAL STATEMENTS

                                                                                   CLASS A
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00^
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     3.74       $     2.53       $     4.08       $     6.08       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.00***+        (0.03)***        (0.03)***        (0.04)***        (0.05)***
  Net realized and unrealized gain (loss)
    on investments                                    0.35             1.24            (1.52)           (1.96)           (3.87)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.35             1.21            (1.55)           (2.00)           (3.92)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.00)+              -                -                -                -
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     4.09       $     3.74       $     2.53       $     4.08       $     6.08
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                       9.47%(b)        47.83%          (37.99)%         (33.00)%         (39.10)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $   32,176       $   30,349       $   11,644       $   12,472       $    4,411
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.12%            1.17%            1.18%            1.11%            1.11%*
     After expense waiver#                             N/A             1.12%            1.04%            1.07%             N/A
  Net investment income (loss) to average
    daily net assets                                  0.12%           (0.86)%          (0.90)%          (0.90)%          (0.91)%*
  Portfolio turnover rate                               30%              66%              65%              45%              30%**

                                                                                   CLASS L
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00^
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     3.77       $     2.54       $     4.10       $     6.09       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.01***         (0.02)***        (0.02)***        (0.03)***        (0.04)***
  Net realized and unrealized gain (loss)
    on investments                                    0.36             1.25            (1.54)           (1.96)           (3.87)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.37             1.23            (1.56)           (1.99)           (3.91)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.01)               -                -                -                -
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     4.13       $     3.77       $     2.54       $     4.10       $     6.09
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                       9.82%           48.43%          (38.05)%         (32.68)%         (39.10)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $   13,101       $   15,508       $    6,389       $    8,225       $    2,360
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.87%            0.91%            0.93%            0.86%            0.86%*
     After expense waiver#                             N/A             0.87%            0.79%            0.82%             N/A
  Net investment income (loss) to average
    daily net assets                                  0.26%           (0.61)%          (0.65)%          (0.65)%          (0.65)%*
  Portfolio turnover rate                               30%              66%              65%              45%              30%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
^ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
+ NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET INVESTMENT INCOME ARE LESS THAN $0.01 PER SHARE.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001, AND THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS Y
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00+
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     3.79       $     2.54       $     4.11       $     6.10       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.02***         (0.01)***        (0.01)***        (0.02)***        (0.03)***
  Net realized and unrealized gain (loss)
    on investments                                    0.36             1.26            (1.56)           (1.97)           (3.87)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.38             1.25            (1.57)           (1.99)           (3.90)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.02)               -                -                -                -
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     4.15       $     3.79       $     2.54       $     4.11       $     6.10
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                       9.98%           48.63%          (37.96)%         (32.62)%         (39.00)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $    3,777       $    3,827       $      998       $      350       $      121
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.72%            0.77%            0.78%            0.71%            0.80%*
     After expense waiver#                             N/A             0.73%            0.64%            0.67%             N/A
  Net investment income (loss) to average
    daily net assets                                  0.49%           (0.45)%          (0.50)%          (0.50)%          (0.54)%*
  Portfolio turnover rate                               30%              66%              65%              45%              30%**

                                                                                   CLASS S
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00+
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     3.81       $     2.56       $     4.12       $     6.10       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.02***         (0.01)***        (0.01)***        (0.02)***        (0.02)***
  Net realized and unrealized gain (loss)
    on investments                                    0.36             1.26            (1.55)           (1.96)           (3.88)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.38             1.25            (1.56)           (1.98)           (3.90)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (0.02)               -                -                -                -
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     4.17       $     3.81       $     2.56       $     4.12       $     6.10
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      10.00%           48.83%          (37.71)%         (32.62)%         (39.00)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $   25,880       $   26,424       $    7,211       $   19,602       $   20,466
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.62%            0.67%            0.68%            0.62%            0.69%*
     After expense waiver#                             N/A             0.63%            0.54%            0.58%             N/A
  Net investment income (loss) to average
    daily net assets                                  0.45%           (0.36)%          (0.41)%          (0.39)%          (0.39)%*
  Portfolio turnover rate                               30%              66%              65%              45%              30%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001, AND THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02^^
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $       3.71        $       2.52        $       2.53
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                    0.00***+           (0.04)***           (0.00)***+
  Net realized and unrealized gain (loss) on investments                          0.34                1.23               (0.01)
                                                                          ------------        ------------        ------------
       Total income (loss) from investment operations                             0.34                1.19               (0.01)
                                                                          ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                     (0.00)++                -                   -
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $       4.05        $       3.71        $       2.52
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                   9.25%(b)           47.22%(b)               -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $        432        $        150        $        100
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.41%               1.46%                  -@@
     After expense waiver#                                                         N/A                1.42%                  -@@
  Net investment income (loss) to average daily net assets                        0.11%              (1.15)%                 -@@
  Portfolio turnover rate                                                           30%                 66%                 65%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT INCOME (LOSS) IS LESS THAN $0.01 PER SHARE.
++   DISTRIBUTIONS FROM NET INVESTMENT INCOME ARE LESS THAN $0.01 PER SHARE.
^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001, AND THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT FOCUSED VALUE FUND - FINANCIAL STATEMENTS

                                                                                   CLASS A
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00^
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    16.92       $    11.94       $    13.41       $    10.51       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.07)***        (0.06)***        (0.04)***        (0.04)***         0.02***
  Net realized and unrealized gain (loss)
    on investments                                    1.96             5.45            (1.33)            3.30             0.52
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.89             5.39            (1.37)            3.26             0.54
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -            (0.00)+              -            (0.00)+          (0.03)
  From net realized gains                            (1.03)           (0.41)           (0.10)           (0.36)               -
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (1.03)           (0.41)           (0.10)           (0.36)           (0.03)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $    17.78       $    16.92       $    11.94       $    13.41       $    10.51
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      11.33%(c)        45.13%          (10.18)%          31.08%            5.41%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $  228,871       $  158,981       $   54,319       $   24,562       $      753
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.30%            1.30%            1.30%            1.29%            1.31%*
     After expense waiver#                            1.28%(b)         1.29%(b)         1.30%(b)         1.29%             N/A
  Net investment income (loss) to average
    daily net assets                                 (0.40)%          (0.40)%          (0.33)%          (0.30)%           0.33%*
  Portfolio turnover rate                               32%              31%              78%              53%              22%**

                                                                                   CLASS L
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00^
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    17.05       $    12.00       $    13.45       $    10.51       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.03)***        (0.02)***        (0.01)***         0.00***+         0.04***
  Net realized and unrealized gain (loss)
    on investments                                    1.99             5.48            (1.34)            3.31             0.51
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.96             5.46            (1.35)            3.31             0.55
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -            (0.00)+              -            (0.01)           (0.04)
  From net realized gains                            (1.03)           (0.41)           (0.10)           (0.36)               -
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (1.03)           (0.41)           (0.10)           (0.37)           (0.04)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $    17.98       $    17.05       $    12.00       $    13.45       $    10.51
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      11.65%           45.49%          (10.00)%          31.50%            5.48%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $  163,742       $  114,730       $   39,942       $   25,594       $    5,432
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.05%            1.05%            1.05%            1.04%            1.05%*
     After expense waiver#                            1.03%(b)         1.04%(b)         1.05%(b)         1.04%             N/A
  Net investment income (loss) to average
    daily net assets                                 (0.16)%          (0.16)%          (0.11)%           0.00%++          0.59%*
  Portfolio turnover rate                               32%              31%              78%              53%              22%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET INVESTMENT INCOME ARE LESS THAN $0.01 PER SHARE.
++ THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS IS LESS THAN 0.01%.
^ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSE OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS Y
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00^
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    17.12       $    12.03       $    13.46       $    10.52       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.00)***+       (0.00)***+        0.03***          0.02***          0.05***
  Net realized and unrealized gain (loss)
    on investments                                    1.99             5.50            (1.36)            3.30             0.52
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.99             5.50            (1.33)            3.32             0.57
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -            (0.00)+              -            (0.02)           (0.05)
  From net realized gains                            (1.03)           (0.41)           (0.10)           (0.36)               -
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (1.03)           (0.41)           (0.10)           (0.38)           (0.05)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $    18.08       $    17.12       $    12.03       $    13.46       $    10.52
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      11.78%           45.71%           (9.85)%          31.60%            5.66%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $   94,538       $   78,549       $   45,302       $   10,137       $      502
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.90%            0.89%            0.90%            0.89%            0.91%*
     After expense waiver#                            0.88%(b)         0.89%(b)         0.90%(b)         0.89%             N/A
  Net investment income (loss) to average
    daily net assets                                 (0.01)%          (0.01)%           0.24%            0.14%            0.75%*
  Portfolio turnover rate                               32%              31%              78%              53%              22%**

                                                                                   CLASS S
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00^
                                                ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    17.19       $    12.06       $    13.48       $    10.53       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                               0.01***          0.01***          0.02***          0.03***          0.06***
  Net realized and unrealized gain (loss)
    on investments                                    2.01             5.53            (1.34)            3.31             0.52
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   2.02             5.54            (1.32)            3.34             0.58
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -            (0.00)+              -            (0.03)           (0.05)
  From net realized gains                            (1.03)           (0.41)           (0.10)           (0.36)               -
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                           (1.03)           (0.41)           (0.10)           (0.39)           (0.05)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $    18.18       $    17.19       $    12.06       $    13.48       $    10.53
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      11.91%           45.94%           (9.76)%          31.70%            5.77%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $  326,445       $  293,759       $  114,178       $  110,092       $   53,628
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.80%            0.80%            0.80%            0.79%            0.83%*
     After expense waiver#                            0.78%(b)         0.79%(b)         0.80%(b)         0.79%             N/A
  Net investment income to average daily
    net assets                                        0.08%            0.09%            0.13%            0.28%            0.95%*
  Portfolio turnover rate                               32%              31%              78%              53%              22%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ NET INVESTMENT INCOME (LOSS) AND DISTRIBUTIONS FROM NET INVESTMENT INCOME ARE LESS THAN $0.01 PER SHARE.
^ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSE OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02^^
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $      16.81        $      11.90        $      11.77
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                            (0.12)*             (0.11)*             (0.00)*+
  Net realized and unrealized gain on investments                                 1.94                5.43                0.13
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    1.82                5.32                0.13
                                                                          ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                         -               (0.00)+                 -
  Tax return of capital                                                              -               (0.41)                  -
  From net realized gains                                                        (1.03)                  -                   -
                                                                          ------------        ------------        ------------
       Total distributions                                                       (1.03)              (0.41)                  -
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $      17.60        $      16.81        $      11.90
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                  11.05%(c)           44.70%(c)               -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $      1,006        $        904        $        102
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.60%               1.61%                  -@@
     After expense waiver                                                         1.58%(b)            1.60%(b)               -@@
  Net investment loss to average daily net assets                                (0.72)%             (0.70)%                 -@@
  Portfolio turnover rate                                                           32%                 31%                 78%

*    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ NET INVESTMENT LOSS AND DISTRIBUTIONS FROM NET INVESTMENT INCOME ARE LESS THAN $0.01 PER SHARE.
^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSE OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT SMALL COMPANY VALUE FUND - FINANCIAL STATEMENTS

                                                                                      CLASS A
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      11.96        $       8.66        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.00***+            0.02***             0.05***                -
  Net realized and unrealized gain (loss)
    on investments                                            2.65                3.31               (1.37)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         2.65                3.33               (1.32)                  -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -               (0.01)              (0.02)                  -
  From net realized gains                                    (0.33)              (0.02)                  -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.33)              (0.03)              (0.02)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      14.28        $      11.96        $       8.66        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              22.30%(c)           38.66%             (13.27)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    115,807        $     44,754        $      8,602        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.49%               1.51%               1.64%                  -
     After expense waiver#                                    1.44%(b)            1.41%(b)            1.37%(b)               -
  Net investment income (loss) to average
    daily net assets                                         (0.02)%              0.17%               0.52%                  -
  Portfolio turnover rate                                       36%                 58%                 69%                N/A

                                                                                      CLASS L
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      11.96        $       8.65        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.03***             0.05***             0.08***                -
  Net realized and unrealized gain (loss)
    on investments                                            2.67                3.31               (1.39)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         2.70                3.36               (1.31)                  -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.02)              (0.03)              (0.04)                  -
  From net realized gains                                    (0.33)              (0.02)                  -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.35)              (0.05)              (0.04)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      14.31        $      11.96        $       8.65        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              22.68%              38.92%             (13.10)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    116,485        $     37,776        $      3,252        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.24%               1.26%               1.39%                  -
     After expense waiver#                                    1.19%(b)            1.17%(b)            1.11%(b)               -
  Net investment income to average daily net assets           0.24%               0.45%               0.86%                  -
  Portfolio turnover rate                                       36%                 58%                 69%                N/A

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
^    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2002, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS Y
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      11.99        $       8.66        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.05***             0.06***             0.11***                -
  Net realized and unrealized gain (loss)
    on investments                                            2.67                3.33               (1.40)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         2.72                3.39               (1.29)                  -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.03)              (0.04)              (0.05)                  -
  From net realized gains                                    (0.33)              (0.02)                  -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.36)              (0.06)              (0.05)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      14.35        $      11.99        $       8.66        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              22.80%              39.16%             (12.92)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    100,488        $     46,409        $     19,708        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.09%               1.11%               1.24%                  -
     After expense waiver#                                    1.04%(b)            1.01%(b)            0.92%(b)               -
  Net investment income to average daily net assets           0.37%               0.58%               1.32%                  -
  Portfolio turnover rate                                       36%                 58%                 69%                N/A

                                                                                      CLASS S
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      12.02        $       8.67        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.05***             0.06***             0.07***                -
  Net realized and unrealized gain (loss)
    on investments                                            2.68                3.35               (1.36)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         2.73                3.41               (1.29)                  -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.03)              (0.04)              (0.04)                  -
  From net realized gains                                    (0.33)              (0.02)                  -                   -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.36)              (0.06)              (0.04)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      14.39        $      12.02        $       8.67        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              22.86%              39.37%             (12.92)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    188,743        $     80,661        $     44,356        $     10,001
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.05%               1.07%               1.20%                  -
     After expense waiver#                                    1.00%(b)            0.97%(b)            0.96%(b)               -
  Net investment income to average daily net assets           0.40%               0.58%               0.76%                  -
  Portfolio turnover rate                                       36%                 58%                 69%                N/A

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2002, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02^
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $      11.90        $       8.63        $       8.59
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                   (0.05)***           (0.01)***            0.00***+
  Net realized and unrealized gain on investments                                 2.64                3.30                0.04
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    2.59                3.29                0.04
                                                                          ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                         -               (0.00)++                -
  From net realized gains                                                        (0.33)              (0.02)                  -
                                                                          ------------        ------------        ------------
       Total distributions                                                       (0.33)              (0.02)                  -
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $      14.16        $      11.90        $       8.63
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                  21.91%(c)           38.20%(c)               -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $        916        $        564        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.79%               1.81%                  -@@
     After expense waiver#                                                        1.74%(b)            1.72%(b)               -@@
  Net investment loss to average daily net assets                                (0.37)%             (0.08)%                 -@@
  Portfolio turnover rate                                                           36%                 58%                 69%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
++   DISTRIBUTIONS FROM NET INVESTMENT INCOME ARE LESS THAN $0.01 PER SHARE.
^    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2002, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT MID CAP GROWTH EQUITY FUND - FINANCIAL STATEMENTS

                                                                                   CLASS A
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $     7.64       $     5.87       $     8.18       $    11.66       $    13.90
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.05)***        (0.05)***        (0.06)***        (0.08)***        (0.13)***
  Net realized and unrealized gain (loss)
    on investments                                    1.15             1.82            (2.25)           (3.40)           (0.84)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.10             1.77            (2.31)           (3.48)           (0.97)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                                  -                -                -                -            (0.01)
  From net realized gains                                -                -                -                -            (1.26)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -                -            (1.27)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $     8.74       $     7.64       $     5.87       $     8.18       $    11.66
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      14.40%(c)        30.15%          (28.24)%         (29.85)%          (7.49)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $   29,642       $   37,976       $   23,351       $   27,226       $   25,239
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.30%            1.30%            1.30%            1.30%            1.33%
     After expense waiver#                            1.27%(b)         1.26%(b)         1.29%            1.27%            1.28%
  Net investment loss to average daily
    net assets                                       (0.68)%          (0.78)%          (0.90)%          (0.86)%          (0.91)%
  Portfolio turnover rate                               93%             128%             284%             160%             153%

                                                                                   CLASS L
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $     7.73       $     5.93       $     8.24       $    11.72       $    13.93
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.03)***        (0.04)***        (0.04)***        (0.05)***        (0.09)***
  Net realized and unrealized gain (loss)
    on investments                                    1.17             1.84            (2.27)           (3.43)           (0.85)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.14             1.80            (2.31)           (3.48)           (0.94)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -                -                -            (0.00)+              -
  Tax return of capital                                  -                -                -                -            (0.01)
  From net realized gains                                -                -                -                -            (1.26)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -            (0.00)           (1.27)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $     8.87       $     7.73       $     5.93       $     8.24       $    11.72
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      14.75%           30.35%          (28.03)%         (29.68)%          (7.26)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $   39,546       $   35,668       $   24,204       $   28,351       $   27,061
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.06%            1.05%            1.05%            1.05%            1.08%
     After expense waiver#                            1.02%(b)         1.01%(b)         1.04%            1.02%            1.03%
  Net investment loss to average daily
    net assets                                       (0.44)%          (0.54)%          (0.65)%          (0.61)%          (0.65)%
  Portfolio turnover rate                               93%             128%             284%             160%             153%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    DISTRIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE THE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS Y
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $     7.78       $     5.95       $     8.26       $    11.75       $    13.94
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.02)***        (0.03)***        (0.03)***        (0.05)***        (0.07)***
  Net realized and unrealized gain (loss)
    on investments                                    1.18             1.86            (2.28)           (3.44)           (0.85)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.16             1.83            (2.31)           (3.49)           (0.92)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -                -                -            (0.00)+              -
  Tax return of capital                                  -                -                -                -            (0.01)
  From net realized gains                                -                -                -                -            (1.26)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -            (0.00)           (1.27)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $     8.94       $     7.78       $     5.95       $     8.26       $    11.75
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      14.91%           30.76%          (27.97)%         (29.67)%          (7.11)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $   15,791       $   16,202       $    9,379       $   12,490       $   48,079
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.90%            0.90%            0.90%            0.90%            0.92%
     After expense waiver#                            0.87%(b)         0.86%(b)         0.89%            0.87%            0.88%
  Net investment loss to average daily
    net assets                                       (0.29)%          (0.38)%          (0.50)%          (0.49)%          (0.50)%
  Portfolio turnover rate                               93%             128%             284%             160%             153%

                                                                                   CLASS S
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $     7.79       $     5.96       $     8.27       $    11.75       $    13.94
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.02)***        (0.02)***        (0.03)***        (0.04)***        (0.06)***
  Net realized and unrealized gain (loss)
    on investments                                    1.20             1.85            (2.28)           (3.43)           (0.86)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.18             1.83            (2.31)           (3.47)           (0.92)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -                -                -            (0.01)               -
  Tax return of capital                                  -                -                -                -            (0.01)
  From net realized gains                                -                -                -                -            (1.26)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -            (0.01)           (1.27)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $     8.97       $     7.79       $     5.96       $     8.27       $    11.75
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      15.15%           30.70%          (27.93)%         (29.52)%          (7.11)%
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $   50,160       $   68,504       $   47,443       $   81,248       $  120,207
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.83%            0.83%            0.83%            0.83%            0.85%
     After expense waiver#                            0.80%(b)         0.79%(b)         0.82%            0.80%            0.81%
  Net investment loss to average daily
    net assets                                       (0.22)%          (0.32)%          (0.43)%          (0.40)%          (0.43)%
  Portfolio turnover rate                               93%             128%             284%             160%             153%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    DISTRIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE THE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02++
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $       7.59        $       5.85        $       5.86
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                            (0.08)***           (0.07)***           (0.00)***+
  Net realized and unrealized gain (loss) on investments                          1.16                1.81               (0.01)
                                                                          ------------        ------------        ------------
       Total income (loss) from investment operations                             1.08                1.74               (0.01)
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $       8.67        $       7.59        $       5.85
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                  14.23%(c)           29.74%(c)               -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $        149        $        137        $        100
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.60%               1.60%                  -@@
     After expense waiver                                                         1.57%(b)            1.56%(b)               -@@
  Net investment loss to average daily net assets                                (0.99)%             (1.09)%                 -@@
  Portfolio turnover rate                                                           93%                128%                284%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
++   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE THE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT MID CAP GROWTH EQUITY II FUND - FINANCIAL STATEMENTS

                                                                                   CLASS A
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00+
                                                ----------       ----------       ----------       ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.17       $     8.12       $    10.33       $    10.48       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.10)***        (0.09)***        (0.08)***        (0.09)***        (0.02)***
  Net realized and unrealized gain (loss)
    on investments                                    2.04             3.14            (2.13)           (0.06)            0.50
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.94             3.05            (2.21)           (0.15)            0.48
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                            (0.02)               -                -                -                -
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $    13.09       $    11.17       $     8.12       $    10.33       $    10.48
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      17.41%(c)        37.56%          (21.39)%          (1.43)%           4.80%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $  208,278       $   93,526       $   30,968       $   14,113       $    2,861
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.35%            1.35%            1.36%            1.35%            1.37%*
     After expense waiver#                            1.34%(b)         1.34%(b)         1.35%(b)         1.35%             N/A
  Net investment loss to average daily
    net assets                                       (0.89)%          (0.93)%          (0.96)%          (0.89)%          (0.40)%*
  Portfolio turnover rate                               42%              54%              61%              49%              37%**

                                                                                   CLASS L
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00+
                                                ----------       ----------       ----------       ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.27       $     8.17       $    10.37       $    10.50       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.08)***        (0.07)***        (0.07)***        (0.06)***        (0.02)***
  Net realized and unrealized gain (loss)
    on investments                                    2.07             3.17            (2.13)           (0.07)            0.52
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.99             3.10            (2.20)           (0.13)            0.50
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                            (0.02)               -                -                -                -
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $    13.24       $    11.27       $     8.17       $    10.37       $    10.50
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      17.70%           37.94%          (21.22)%          (1.24)%           5.00%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $  403,972       $  225,279       $  116,835       $  136,206       $  126,876
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.10%            1.10%            1.11%            1.10%            1.12%*
     After expense waiver#                            1.09%(b)         1.09%(b)         1.09%(b)         1.10%             N/A
  Net investment loss to average daily
    net assets                                       (0.65)%          (0.68)%          (0.72)%          (0.59)%          (0.25)%*
  Portfolio turnover rate                               42%              54%              61%              49%              37%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD JUNE 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH THE CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS Y
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00^
                                                ----------       ----------       ----------       ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.34       $     8.21       $    10.40       $    10.51       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.06)***        (0.05)***        (0.04)***        (0.05)***        (0.00)***+
  Net realized and unrealized gain (loss)
    on investments                                    2.09             3.18            (2.15)           (0.06)            0.51
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   2.03             3.13            (2.19)           (0.11)            0.51
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                            (0.02)               -                -                -                -
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $    13.35       $    11.34       $     8.21       $    10.40       $    10.51
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      17.94%           38.12%          (21.06)%          (1.05)%           5.10%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $   99,126       $   51,284       $   27,835       $      622       $      267
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.95%            0.95%            0.98%            0.95%            0.97%*
     After expense waiver#                            0.94%(b)         0.94%(b)         0.96%(b)         0.95%             N/A
  Net investment loss to average daily
    net assets                                       (0.49)%          (0.53)%          (0.51)%          (0.48)%          (0.07)%*
  Portfolio turnover rate                               42%              54%              61%              49%              37%**

                                                                                   CLASS S
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00^
                                                ----------       ----------       ----------       ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.37       $     8.22       $    10.41       $    10.51       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.05)***        (0.04)***        (0.04)***        (0.03)***        (0.00)***+
  Net realized and unrealized gain (loss)
    on investments                                    2.09             3.19            (2.15)           (0.07)            0.51
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   2.04             3.15            (2.19)           (0.10)            0.51
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                            (0.02)               -                -                -                -
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $    13.39       $    11.37       $     8.22       $    10.41       $    10.51
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      17.98%           38.32%          (21.04)%          (0.95)%           5.10%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $  206,865       $  125,907       $   72,595       $   88,921       $   90,248
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.86%            0.86%            0.87%            0.86%            0.88%*
     After expense waiver#                            0.85%(b)         0.85%(b)         0.85%(b)         0.86%             N/A
  Net investment loss to average daily
    net assets                                       (0.41)%          (0.44)%          (0.48)%          (0.34)%          (0.01)%*
  Portfolio turnover rate                               42%              54%              61%              49%              37%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
^ FOR THE PERIOD JUNE 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH THE CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02++
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $      11.10        $       8.09        $       8.05
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                            (0.14)***           (0.12)***           (0.00)***+
  Net realized and unrealized gain on investments                                 2.03                3.13                0.04
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    1.89                3.01                0.04
                                                                          ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                                                        (0.02)                  -                   -
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $      12.97        $      11.10        $       8.09
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                  17.07%(c)           37.21%(c)               -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $      1,096        $        617        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.65%               1.66%                  -@@
     After expense waiver                                                         1.64%(b)            1.65%(b)               -@@
  Net investment loss to average daily net assets                                (1.19)%             (1.22)%                 -@@
  Portfolio turnover rate                                                           42%                 54%                 61%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
++   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND - FINANCIAL STATEMENTS

                                                                                   CLASS A
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $    12.56       $     8.76       $    11.79       $    13.37       $    15.86
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.13)***        (0.12)***        (0.11)***        (0.08)***        (0.04)***
  Net realized and unrealized gain (loss)
    on investments                                    1.79             3.92            (2.92)           (1.50)           (2.08)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.66             3.80            (3.03)           (1.58)           (2.12)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -                -                -                -            (0.00)+
  Tax return of capital                                  -                -                -                -            (0.00)+
  From net realized gains                                -                -                -                -            (0.37)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -                -            (0.37)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $    14.22       $    12.56       $     8.76       $    11.79       $    13.37
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      13.22%(c)        43.38%          (25.70)%         (11.82)%         (13.82)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $   77,739       $   67,686       $   35,509       $   32,095       $   15,854
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.52%            1.51%            1.51%            1.51%            1.53%
     After expense waiver#                            1.48%(b)         1.49%(b)         1.50%(b)         1.49%            1.50%
  Net investment loss to average daily
    net assets                                       (1.01)%          (1.11)%          (1.08)%          (0.67)%          (0.28)%
  Portfolio turnover rate                               64%              56%              51%             114%              97%

                                                                                   CLASS L
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $    12.70       $     8.83       $    11.85       $    13.41       $    15.88
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.10)***        (0.09)***        (0.08)***        (0.05)***        (0.01)***
  Net realized and unrealized gain (loss)
    on investments                                    1.81             3.96            (2.94)           (1.51)           (2.08)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.71             3.87            (3.02)           (1.56)           (2.09)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -                -                -                -            (0.01)
  Tax return of capital                                  -                -                -                -            (0.00)+
  From net realized gains                                -                -                -                -            (0.37)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -                -            (0.38)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $    14.41       $    12.70       $     8.83       $    11.85       $    13.41
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      13.46%           43.83%          (25.49)%         (11.63)%         (13.54)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $   90,941       $   85,885       $   44,419       $   43,839       $   21,000
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.26%            1.26%            1.26%            1.26%            1.28%
     After expense waiver#                            1.23%(b)         1.24%(b)         1.25%(b)         1.24%            1.25%
  Net investment loss to average daily
    net assets                                       (0.76)%          (0.86)%          (0.83)%          (0.40)%          (0.03)%
  Portfolio turnover rate                               64%              56%              51%             114%              97%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ DISTRIBUTIONS FROM NET INVESTMENT INCOME AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER SHARE.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNT (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS Y
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $    12.77       $     8.87       $    11.89       $    13.43       $    15.90
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.08)***        (0.08)***        (0.07)***        (0.03)***         0.02***
  Net realized and unrealized gain (loss)
    on investments                                    1.83             3.98            (2.95)           (1.51)           (2.10)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.75             3.90            (3.02)           (1.54)           (2.08)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -                -                -                -            (0.02)
  Tax return of capital                                  -                -                -                -            (0.00)+
  From net realized gains                                -                -                -                -            (0.37)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -                -            (0.39)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $    14.52       $    12.77       $     8.87       $    11.89       $    13.43
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      13.70%           43.97%          (25.40)%         (11.47)%         (13.44)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $   92,812       $   87,801       $   43,123       $   44,759       $   35,864
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.12%            1.11%            1.11%            1.11%            1.13%
     After expense waiver#                            1.08%(b)         1.09%(b)         1.10%(b)         1.09%            1.10%
  Net investment income (loss) to average
    daily net assets                                 (0.61)%          (0.71)%          (0.68)%          (0.25)%           0.11%
  Portfolio turnover rate                               64%              56%              51%             114%              97%

                                                                                   CLASS S
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01         12/31/00
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF YEAR              $    12.84       $     8.91       $    11.92       $    13.45       $    15.91
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.06)***        (0.06)***        (0.06)***        (0.01)***         0.04***
  Net realized and unrealized gain (loss)
    on investments                                    1.83             3.99            (2.95)           (1.52)           (2.10)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   1.77             3.93            (3.01)           (1.53)           (2.06)
                                                ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             -                -                -                -            (0.03)
  Tax return of capital                                  -                -                -                -            (0.00)+
  From net realized gains                                -                -                -                -            (0.37)
                                                ----------       ----------       ----------       ----------       ----------
       Total distributions                               -                -                -                -            (0.40)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR                    $    14.61       $    12.84       $     8.91       $    11.92       $    13.45
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      13.79%           44.11%          (25.25)%         (11.38)%         (13.32)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)               $  241,673       $  243,909       $  123,762       $  156,565       $  147,368
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.97%            0.97%            0.97%            0.97%            0.99%
     After expense waiver#                            0.94%(b)         0.95%(b)         0.96%(b)         0.95%            0.97%
  Net investment income (loss) to average
    daily net assets                                 (0.47)%          (0.57)%          (0.54)%          (0.09)%           0.26%
  Portfolio turnover rate                               64%              56%              51%             114%              97%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNT (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02^
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $      12.47        $       8.72        $       8.68
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                            (0.16)***           (0.15)***           (0.00)***+
  Net realized and unrealized gain on investments                                 1.76                3.90                0.04
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    1.60                3.75                0.04
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $      14.07        $      12.47        $       8.72
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                  12.83%(c)           43.00%(c)               -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $        816        $        149        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.82%               1.81%                  -++
     After expense waiver                                                         1.78%(b)            1.79%(b)               -++
  Net investment loss to average daily net assets                                (1.31)%             (1.41)%                 -++
  Portfolio turnover rate                                                           64%                 56%                 51%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
^    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNT (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT SMALL COMPANY GROWTH FUND - FINANCIAL STATEMENTS

                                                                                      CLASS A
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.67        $       6.99        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.08)***           (0.10)***           (0.06)***               -
  Net realized and unrealized gain (loss)
    on investments                                            0.20+               4.30               (2.95)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.12                4.20               (3.01)               0.00
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                                    (0.74)              (0.52)                  -                   -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.05        $      10.67        $       6.99        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               1.70%(c)           60.01%             (30.10)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     66,985        $     54,038        $      5,038        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.52%               1.58%               1.83%                  -
     After expense waiver#                                    1.35%(b)            1.37%(b)            1.16%(b)               -
  Net investment loss to average daily net assets            (0.77)%             (1.00)%             (0.80)%                 -
  Portfolio turnover rate                                      220%                141%                150%                  -

                                                                                      CLASS L
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.74        $       7.01        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.05)***           (0.07)***           (0.04)***               -
  Net realized and unrealized gain (loss)
    on investments                                            0.19+               4.32               (2.95)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.14                4.25               (2.99)               0.00
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                                    (0.74)              (0.52)                  -                   -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.14        $      10.74        $       7.01        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               1.97%              60.55%             (29.90)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     43,008        $     35,948        $     10,319        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.27%               1.33%               1.58%                  -
     After expense waiver#                                    1.10%(b)            1.10%(b)            0.92%(b)               -
  Net investment loss to average daily net assets            (0.54)%             (0.72)%             (0.59)%                 -
  Portfolio turnover rate                                      220%                141%                150%                  -

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET REALIZED AND UNREALIZED GAIN (LOSS) FOR THE PERIOD DUE TO THE TIMING OF PURCHASES AND REDEMPTIONS OF FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE FUND.
^    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2002, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS Y
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.77        $       7.02        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.04)***           (0.05)***           (0.04)***               -
  Net realized and unrealized gain (loss)
    on investments                                            0.20+               4.32               (2.94)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.16                4.27               (2.98)               0.00
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                                    (0.74)              (0.52)                  -                   -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.19        $      10.77        $       7.02        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               2.06%              60.75%             (29.80)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     40,990        $     37,730        $     10,545        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.12%               1.18%               1.43%                  -
     After expense waiver#                                    0.95%(b)            0.95%(b)            0.83%(b)               -
  Net investment loss to average daily net assets            (0.40)%             (0.60)%             (0.52)%                 -
  Portfolio turnover rate                                      220%                141%                150%                  -

                                                                                      CLASS S
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.78        $       7.02        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.04)***           (0.05)***           (0.03)***               -
  Net realized and unrealized gain (loss)
    on investments                                            0.21+               4.33               (2.95)                  -
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         0.17                4.28               (2.98)               0.00
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                                    (0.74)              (0.52)                  -                   -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.21        $      10.78        $       7.02        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               2.25%              60.66%             (29.70)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     28,081        $     30,181        $      8,763        $     10,001
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.08%               1.14%               1.39%                  -
     After expense waiver#                                    0.92%(b)            0.92%(b)            0.80%(b)               -
  Net investment loss to average daily net assets            (0.34)%             (0.55)%             (0.41)%                 -
  Portfolio turnover rate                                      220%                141%                150%                  -

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET REALIZED AND UNREALIZED GAIN (LOSS) FOR THE PERIOD DUE TO THE TIMING OF PURCHASES AND REDEMPTIONS OF FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE FUND.
^    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2002, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02^^
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $      10.59        $       6.95        $       6.90
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                   (0.11)***           (0.13)***            0.00***++
  Net realized and unrealized gain on investments                               0.19 +                4.29                0.05
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    0.08                4.16                0.05
                                                                          ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                                                        (0.74)              (0.52)                  -
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $       9.93        $      10.59        $       6.95
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                   1.33%(c)           59.78%(c)               -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $        910        $        953        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.82%               1.88%                  -@@
     After expense waiver#                                                        1.65%(b)            1.68%(b)               -@@
  Net investment loss to average daily net assets                                (1.06)%             (1.31)%                 -@@
  Portfolio turnover rate                                                          220%                141%                150%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET REALIZED AND UNREALIZED GAIN (LOSS) FOR THE PERIOD DUE TO THE TIMING OF PURCHASES AND REDEMPTIONS OF FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE FUND.
++   NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT EMERGING GROWTH FUND - FINANCIAL STATEMENTS

                                                                                   CLASS A
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00+
                                                ----------       ----------       ----------       ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     5.13       $     3.53       $     6.11       $     7.31       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.07)***        (0.06)***        (0.05)***        (0.06)***        (0.05)***
  Net realized and unrealized gain (loss)
    on investments                                    0.82             1.66            (2.53)           (1.14)           (2.64)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.75             1.60            (2.58)           (1.20)           (2.69)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     5.88       $     5.13       $     3.53       $     6.11       $     7.31
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      14.62%(b)        45.33%          (42.23)%         (16.53)%         (26.80)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $   27,052       $   26,130       $   10,153       $   12,760       $    5,197
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.47%            1.48%            1.46%            1.44%            1.48%*
     After expense waiver#                             N/A             1.45%            1.39%            1.41%             N/A
  Net investment loss to average daily
    net assets                                       (1.32)%          (1.32)%          (1.23)%          (0.96)%          (0.82)%*
  Portfolio turnover rate                              176%             198%             175%             139%             132%**

                                                                                   CLASS L
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00+
                                                ----------       ----------       ----------       ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     5.18       $     3.55       $     6.13       $     7.31       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.06)***        (0.05)***        (0.04)***        (0.04)***        (0.03)***
  Net realized and unrealized gain (loss)
    on investments                                    0.82             1.68            (2.54)           (1.14)           (2.66)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.76             1.63            (2.58)           (1.18)           (2.69)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     5.94       $     5.18       $     3.55       $     6.13       $     7.31
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      14.67%           45.92%          (42.09)%         (16.37)%         (26.70)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $   65,342       $   49,424       $   20,924       $   26,106       $   12,753
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.22%            1.23%            1.21%            1.18%            1.23%*
     After expense waiver#                             N/A             1.20%            1.14%            1.16%             N/A
  Net investment loss to average daily
    net assets                                       (1.06)%          (1.07)%          (0.98)%          (0.71)%          (0.54)%*
  Portfolio turnover rate                              176%             198%             175%             139%             132%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS Y
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00+
                                                ----------       ----------       ----------       ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     5.21       $     3.57       $     6.15       $     7.32       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.05)***        (0.04)***        (0.04)***        (0.03)***        (0.02)***
  Net realized and unrealized gain (loss)
    on investments                                    0.83             1.68            (2.54)           (1.14)           (2.66)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.78             1.64            (2.58)           (1.17)           (2.68)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     5.99       $     5.21       $     3.57       $     6.15       $     7.32
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      14.97%           45.94%          (41.95)%         (16.10)%         (26.70)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $    4,427       $    3,051       $    1,664       $    3,309       $    3,222
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            1.07%            1.08%            1.06%            1.04%            1.06%*
     After expense waiver#                             N/A             1.04%            0.99%            1.01%             N/A
  Net investment loss to average daily
    net assets                                       (0.91)%          (0.91)%          (0.83)%          (0.55)%          (0.35)%*
  Portfolio turnover rate                              176%             198%             175%             139%             132%

                                                                                   CLASS S
                                                                                   -------
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                 12/31/04         12/31/03         12/31/02         12/31/01        12/31/00+
                                                ----------       ----------       ----------       ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     5.24       $     3.58       $     6.15       $     7.32       $    10.00
                                                ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.04)***        (0.04)***        (0.03)***        (0.03)***        (0.02)***
  Net realized and unrealized gain (loss)
    on investments                                    0.83             1.70            (2.54)           (1.14)           (2.66)
                                                ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
         operations                                   0.79             1.66            (2.57)           (1.17)           (2.68)
                                                ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                  $     6.03       $     5.24       $     3.58       $     6.15       $     7.32
                                                ==========       ==========       ==========       ==========       ==========
TOTAL RETURN(a)                                      15.08%           46.37%          (41.79)%         (16.10)%         (26.70)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $   39,812       $   41,306       $   24,658       $   56,195       $   58,872
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                            0.97%            0.98%            0.96%            0.94%            0.98%*
     After expense waiver#                             N/A             0.94%            0.89%            0.91%             N/A
  Net investment loss to average daily
    net assets                                       (0.81)%          (0.81)%          (0.73)%          (0.45)%          (0.29)%*
  Portfolio turnover rate                              176%             198%             175%             139%             132%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                            12/31/04            12/31/03           12/31/02++
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $       5.09        $       3.51        $       3.50
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                            (0.08)***           (0.07)***           (0.00)***+
  Net realized and unrealized gain on investments                                 0.81                1.65                0.01
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    0.73                1.58                0.01
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $       5.82        $       5.09        $       3.51
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                  14.34%(b)           45.01%(b)               -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $        168        $        147        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.77%               1.78%                  -@@
     After expense waiver#                                                         N/A                1.74%                  -@@
  Net investment loss to average daily net assets                                (1.61)%             (1.61)%                 -@@
  Portfolio turnover rate                                                          176%                198%                175%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
++   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT OVERSEAS FUND - FINANCIAL STATEMENTS

                                                                                      CLASS A
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       9.55        $       7.36        $       8.41        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.05***             0.02***             0.01***            (0.05)***
  Net realized and unrealized gain (loss)
    on investments                                            1.63                2.18               (1.05)              (1.54)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         1.68                2.20               (1.04)              (1.59)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.06)              (0.01)              (0.01)                  -
  From net realized gains                                    (0.23)                  -                   -                   -
  Tax return of capital                                          -                   -               (0.00)+                 -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.29)              (0.01)              (0.01)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.94        $       9.55        $       7.36        $       8.41
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              17.53%(c)           30.27%             (12.66)%            (15.90)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    134,927        $     65,012        $     18,674        $      1,159
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.64%               1.74%               2.13%               1.95%*
     After expense waiver#                                    1.63%(b)            1.64%(b)            1.63%(b)            1.73%*
  Net investment income (loss) to average
    daily net assets                                          0.49%               0.22%               0.09%              (0.91)%*
  Portfolio turnover rate                                       66%                 92%                138%                111%**

                                                                                      CLASS L
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       9.59        $       7.35        $       8.42        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.08***             0.04***             0.02***            (0.03)***
  Net realized and unrealized gain (loss)
    on investments                                            1.63                2.23               (1.08)              (1.55)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         1.71                2.27               (1.06)              (1.58)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.08)              (0.03)              (0.01)                  -
  From net realized gains                                    (0.23)                  -                   -                   -
  Tax return of capital                                          -                   -               (0.00)+                 -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.31)              (0.03)              (0.01)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.99        $       9.59        $       7.35        $       8.42
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              17.77%              30.68%             (12.44)%            (15.80)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    175,493        $     81,542        $     19,236        $        899
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.39%               1.49%               1.88%               1.78%*
     After expense waiver#                                    1.38%(b)            1.39%(b)            1.37%(b)            1.56%*
  Net investment income (loss) to average
    daily net assets                                          0.75%               0.44%               0.20%              (0.59)%*
  Portfolio turnover rate                                       66%                 92%                138%                111%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS THE RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
^ FOR THE PERIOD MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001, THE YEARS ENDED DECEMBER 31, 2002, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS Y
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       9.61        $       7.36        $       8.43        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.09***             0.04***            (0.00)***+           0.00***+
  Net realized and unrealized gain (loss)
    on investments                                            1.63                2.25               (1.05)              (1.57)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         1.72                2.29               (1.05)              (1.57)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.09)              (0.04)              (0.02)                  -
  From net realized gains                                    (0.23)                  -                   -                   -
  Tax return of capital                                          -                   -               (0.00)+                 -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.32)              (0.04)              (0.02)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      11.01        $       9.61        $       7.36        $       8.43
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              17.84%              30.88%             (12.34)%            (15.70)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     93,675        $     72,650        $     19,204        $         88
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.24%               1.34%               1.73%               1.90%*
     After expense waiver#                                    1.23%(b)            1.24%(b)            1.22%(b)            1.69%*
  Net investment income (loss) to average
    daily net assets                                          0.91%               0.50%              (0.02)%              0.08%*
  Portfolio turnover rate                                       66%                 92%                138%                111%**

                                                                                      CLASS S
                                                                                      -------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                        12/31/04            12/31/03            12/31/02            12/31/01^
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       9.62        $       7.37        $       8.43        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.10***             0.06***             0.05***             0.01***
  Net realized and unrealized gain (loss)
    on investments                                            1.63                2.23               (1.09)              (1.58)
                                                      ------------        ------------        ------------        ------------
       Total income (loss) from investment operations         1.73                2.29               (1.04)              (1.57)
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.09)              (0.04)              (0.02)                  -
  From net realized gains                                    (0.23)                  -                   -                   -
  Tax return of capital                                          -                   -               (0.00)+                 -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.32)              (0.04)              (0.02)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      11.03        $       9.62        $       7.37        $       8.43
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              17.98%              30.87%             (12.23)%            (15.70)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    211,818        $    134,965        $     54,437        $     20,893
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.19%               1.29%               1.68%               1.85%*
     After expense waiver#                                    1.18%(b)            1.19%(b)            1.18%(b)            1.63%*
  Net investment income to average daily net assets           0.96%               0.69%               0.68%               0.14%*
  Portfolio turnover rate                                       66%                 92%                138%                111%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS THE RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ NET INVESTMENT INCOME (LOSS) AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER SHARE.
^ FOR THE PERIOD MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001, THE YEARS ENDED DECEMBER 31, 2002, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                CLASS N
                                                                                                -------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                            12/31/04            12/31/03           12/31/02++
                                                                          ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $       9.50        $       7.31        $       7.24
                                                                          ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                    0.02***            (0.02)***           (0.00)***+
  Net realized and unrealized gain on investments                                 1.61                2.21                0.07
                                                                          ------------        ------------        ------------
       Total income from investment operations                                    1.63                2.19                0.07
                                                                          ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                     (0.04)                  -                   -
  From net realized gains                                                        (0.23)                  -                   -
                                                                          ------------        ------------        ------------
       Total distributions                                                       (0.27)                  -                   -
                                                                          ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                                            $      10.86        $       9.50        $       7.31
                                                                          ============        ============        ============
TOTAL RETURN(a)                                                                  17.12%(c)           29.96%(c)               -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $        884        $        255        $        102
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                        1.94%               2.04%                  -@@
     After expense waiver#                                                        1.93%(b)            1.94%(b)               -@@
  Net investment income (loss) to average daily net assets                        0.17%              (0.22)%                 -@@
  Portfolio turnover rate                                                           66%                 92%                138%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
++   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@@   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTIONS OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT STRATEGIC BALANCED FUND - FINANCIAL STATEMENTS

                                                                  CLASS A                                 CLASS L
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.11***                -                0.13***                -
  Net realized and unrealized gain
    on investments                                            0.42                   -                0.43                   -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                0.53                   -                0.56                   -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.08)                  -               (0.08)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.45        $      10.00        $      10.48        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               5.34%(b)               -++              5.62%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     32,987        $          1        $    104,995        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.24%                  -++              0.98%                  -++
     After expense waiver#                                    1.21%(c)               -++              0.96%(c)               -++
  Net investment income to average daily net assets           1.10%                  -++              1.28%                  -++
  Portfolio turnover rate                                      129%                N/A                 129%                N/A

                                                                  CLASS Y                                 CLASS S
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.14***                -                0.12***                -
  Net realized and unrealized gain
    on investments                                            0.43                   -                0.47                   -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                0.57                   -                0.59                   -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.09)                  -               (0.10)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.48        $      10.00        $      10.49        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               5.74%                  -++              5.76%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     99,246        $          1        $     13,159        $     10,001
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.83%                  -++              0.84%                  -++
     After expense waiver#                                    0.81%(c)               -++              0.76%(c)               -++
  Net investment income to average daily net assets           1.41%                  -++              1.18%                  -++
  Portfolio turnover rate                                      129%                N/A                 129%                N/A

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARE METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(c) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                          CLASS N
                                                                                                          -------
                                                                                               YEAR ENDED         PERIOD ENDED
                                                                                                12/31/04           12/31/03+
                                                                                              ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $      10.00        $      10.00
                                                                                              ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                                               0.08***                -
  Net realized and unrealized gain on investments                                                     0.42                   -
                                                                                              ------------        ------------
       Total income from investment operations                                                        0.50                   -
                                                                                              ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                                         (0.04)                  -
                                                                                              ------------        ------------
NET ASSET VALUE, END OF PERIOD                                                                $      10.46        $      10.00
                                                                                              ============        ============
TOTAL RETURN(a)                                                                                       5.02%(b)               -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                           $        422        $          1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                                            1.55%                  -++
     After expense waiver#                                                                            1.51%(c)               -++
  Net investment income to average daily net assets                                                   0.78%                  -++
  Portfolio turnover rate                                                                              129%                N/A

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARE METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(c) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT DESTINATION RETIREMENT INCOME FUND - FINANCIAL STATEMENTS

                                                                  CLASS A                                 CLASS L
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.62*                  -                0.34*                  -
  Net realized and unrealized gain
    on investments                                            0.01                   -                0.32                   -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                0.63                   -                0.66                   -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.27)                  -               (0.28)                  -
  From net realized gains                                    (0.04)                  -               (0.04)                  -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.31)                  -               (0.32)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.32        $      10.00        $      10.34        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               6.35%(b)               -++              6.62%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     11,819        $        101        $     97,859        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.50%                  -++              0.23%                  -++
     After expense waiver#                                    0.50%                  -++              0.23%                  -++
  Net investment income to average daily net assets           6.00%                  -++              3.36%                  -++
  Portfolio turnover rate                                       33%                N/A                  33%                N/A

                                                                  CLASS Y                                 CLASS S
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.45*                  -                0.37*                  -
  Net realized and unrealized gain (loss)
    on investments                                            0.23                   -                0.30                   -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                0.68                   -                0.67                   -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.29)                  -               (0.29)                  -
  From net realized gains                                    (0.04)                  -               (0.04)                  -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.33)                  -               (0.33)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.35        $      10.00        $      10.34        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               6.80%                  -++              6.71%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     80,590        $        101        $      1,195        $        601
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.13%                  -++              0.71%                  -++
     After expense waiver#                                    0.13%                  -++              0.12%                  -++
  Net investment income to average daily net assets           4.38%                  -++              3.64%                  -++
  Portfolio turnover rate                                       33%                N/A                  33%                N/A

*    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMUS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIOD PRESENTED IT THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                                          CLASS N
                                                                                                          -------
                                                                                               YEAR ENDED         PERIOD ENDED
                                                                                                12/31/04           12/31/03+
                                                                                              ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $      10.00        $      10.00
                                                                                              ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                                               0.15*                  -
  Net realized and unrealized gain on investments                                                     0.45                   -
                                                                                              ------------        ------------
       Total income from investment operations                                                        0.60                   -
                                                                                              ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                                         (0.22)                  -
  From net realized gains                                                                            (0.04)                  -
                                                                                              ------------        ------------
       Total distributions                                                                           (0.26)                  -
                                                                                              ------------        ------------
NET ASSET VALUE, END OF PERIOD                                                                $      10.34        $      10.00
                                                                                              ============        ============
TOTAL RETURN(a)                                                                                       6.02%(b)               -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                           $        104        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                                            1.53%                  -++
     After expense waiver#                                                                            0.80%                  -++
  Net investment income to average daily net assets                                                   1.52%                  -++
  Portfolio turnover rate                                                                               33%                N/A

*    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMUS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIOD PRESENTED IT THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2010 FUND - FINANCIAL STATEMENTS

                                                                  CLASS A                                 CLASS L
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.56*                  -                1.25*                  -
  Net realized and unrealized gain (loss)
    on investments                                            0.18                   -               (0.48)                  -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                0.74                   -                0.77                   -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.18)                  -               (0.19)                  -
  From net realized gains                                    (0.02)                  -               (0.02)                  -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.20)                  -               (0.21)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.54        $      10.00        $      10.56        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               7.36%(b)               -++              7.68%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      7,272        $        101        $     22,880        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.13%                  -++              0.88%                  -++
     After expense waiver#                                    0.50%                  -++              0.25%                  -++
  Net investment income to average daily net assets           5.34%                  -++             12.10%                  -++
  Portfolio turnover rate                                       28%                N/A                  28%                N/A

                                                                  CLASS Y                                 CLASS S
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.85*                  -                0.36*                  -
  Net realized and unrealized gain (loss)
    on investments                                           (0.08)                  -                0.42                   -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                0.77                   -                0.78                   -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.19)                  -               (0.19)                  -
  From net realized gains                                    (0.02)                  -               (0.02)                  -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.21)                  -               (0.21)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.56        $      10.00        $      10.57        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               7.69%                  -++              7.80%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      5,605        $        101        $      2,319        $        601
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.78%                  -++              0.73%                  -++
     After expense waiver#                                    0.15%                  -++              0.10%                  -++
  Net investment income to average daily net assets           8.17%                  -++              3.49%                  -++
  Portfolio turnover rate                                       28%                N/A                  28%                N/A

*    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                                          CLASS N
                                                                                                          -------
                                                                                               YEAR ENDED          YEAR ENDED
                                                                                                12/31/04           12/31/03^
                                                                                              ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $      10.00        $      10.00
                                                                                              ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                                                (0.00)*+                -
  Net realized and unrealized gain on investments                                                     0.70                   -
                                                                                              ------------        ------------
       Total income from investment operations                                                        0.70                   -
                                                                                              ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                                         (0.12)                  -
  From net realized gains                                                                            (0.02)                  -
                                                                                              ------------        ------------
       Total distributions                                                                           (0.14)                  -
                                                                                              ------------        ------------
NET ASSET VALUE, END OF PERIOD                                                                $      10.56        $      10.00
                                                                                              ============        ============
TOTAL RETURN(a)                                                                                       6.98%(b)               -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                           $        107        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                                            1.43%                  -++
     After expense waiver#                                                                            0.80%                  -++
  Net investment loss to average daily net assets                                                    (0.02)%                 -++
  Portfolio turnover rate                                                                               28%                N/A

*    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
^    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2020 FUND - FINANCIAL STATEMENTS

                                                                  CLASS A                                 CLASS L
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.64*                  -                0.21*                  -
  Net realized and unrealized gain
    on investments                                            0.34                   -                0.79                   -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                0.98                   -                1.00                   -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.19)                  -               (0.19)                  -
  From net realized gains                                    (0.04)                  -               (0.04)                  -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.23)                  -               (0.23)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.75        $      10.00        $      10.77        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                               9.76%(b)               -++             10.07%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     21,577        $        101        $    212,094        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.52%                  -++              0.26%                  -++
     After expense waiver#                                    0.50%                  -++              0.25%                  -++
  Net investment income to average daily net assets           6.11%                  -++              1.99%                  -++
  Portfolio turnover rate                                       19%                N/A                  19%                N/A

                                                                  CLASS Y                                 CLASS S
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.81*                  -                0.52*                  -
  Net realized and unrealized gain
    on investments                                            0.20                   -                0.50                   -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                1.01                   -                1.02                   -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.20)                  -               (0.20)                  -
  From net realized gains                                    (0.04)                  -               (0.04)                  -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.24)                  -               (0.24)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      10.77        $      10.00        $      10.78        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              10.07%                  -++             10.19%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     10,249        $        101        $     12,389        $        601
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.19%                  -++              0.21%                  -++
     After expense waiver#                                    0.15%                  -++              0.10%                  -++
  Net investment income to average daily net assets           7.69%                  -++              5.00%                  -++
  Portfolio turnover rate                                       19%                N/A                  19%                N/A

*    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR Class N and would be lower for the periods presented if they reflected these charges.

    The accompanying notes are an integral part of the financial statements.

                                                                                                          CLASS N
                                                                                                          -------
                                                                                               YEAR ENDED         PERIOD ENDED
                                                                                                12/31/04           12/31/03+
                                                                                              ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $      10.00        $      10.00
                                                                                              ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                                               0.06*                  -
  Net realized and unrealized gain on investments                                                     0.88                   -
                                                                                              ------------        ------------
       Total income from investment operations                                                        0.94                   -
                                                                                              ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                                         (0.13)                  -
  From net realized gains                                                                            (0.04)                  -
                                                                                              ------------        ------------
       Total distributions                                                                           (0.17)                  -
                                                                                              ------------        ------------
NET ASSET VALUE, END OF PERIOD                                                                $      10.77        $      10.00
                                                                                              ============        ============
TOTAL RETURN(a)                                                                                       9.39%(b)               -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                           $        113        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                                            1.57%                  -++
     After expense waiver#                                                                            0.80%                  -++
  Net investment income to average daily net assets                                                   0.55%                  -++
  Portfolio turnover rate                                                                               19%                N/A

*    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2003 AND THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2030 FUND - FINANCIAL STATEMENTS

                                                                  CLASS A                                 CLASS L
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.27***                -                0.10***                -
  Net realized and unrealized gain
    on investments                                            0.95                   -                1.15                   -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                1.22                0.00                1.25                0.00
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.10)                  -               (0.11)                  -
  From net realized gains                                    (0.01)                  -               (0.01)                  -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.11)                  -               (0.12)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      11.11        $      10.00        $      11.13        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              12.24%(b)               -++             12.49%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $     21,459        $        101        $    168,132        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.52%                  -++              0.26%                  -++
     After expense waiver#                                    0.50%                  -++              0.25%                  -++
  Net investment income to average daily net assets           2.58%                  -++              0.93%                  -++
  Portfolio turnover rate                                       10%                N/A                  10%                N/A

                                                                  CLASS Y                                 CLASS S
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.43***                -                0.33***                -
  Net realized and unrealized gain
    on investments                                            0.83                   -                0.94                   -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                1.26                0.00                1.27                0.00
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.12)                  -               (0.12)                  -
  From net realized gains                                    (0.01)                  -               (0.01)                  -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.13)                  -               (0.13)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      11.13        $      10.00        $      11.14        $      10.00
                                                      ============        ============        ============        ============

TOTAL RETURN(a)                                              12.60%                  -++             12.71%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      3,169        $        101        $      4,245        $        601
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.23%                  -++              0.45%                  -++
     After expense waiver#                                    0.15%                  -++              0.10%                  -++
  Net investment income to average daily net assets           4.01%                  -++              3.16%                  -++
  Portfolio turnover rate                                       10%                N/A                  10%                N/A

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARE METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                                          CLASS N
                                                                                                          -------
                                                                                               YEAR ENDED         PERIOD ENDED
                                                                                                12/31/04           12/31/03+
                                                                                              ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $      10.00        $      10.00
                                                                                              ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                                                (0.02)***               -
  Net realized and unrealized gain on investments                                                     1.21                   -
                                                                                              ------------        ------------
       Total income from investment operations                                                        1.19                   -
                                                                                              ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                                         (0.05)                  -
  From net realized gains                                                                            (0.01)                  -
                                                                                              ------------        ------------
       Total distributions                                                                           (0.06)                  -
                                                                                              ------------        ------------
NET ASSET VALUE, END OF PERIOD                                                                $      11.13        $      10.00
                                                                                              ============        ============
TOTAL RETURN(a)                                                                                      11.89%(b)               -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                                                             $        113        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                                            1.47%                  -++
     After expense waiver#                                                                            0.80%                  -++
  Net investment loss to average daily net assets                                                    (0.24)%                 -++
  Portfolio turnover rate                                                                               10%                N/A

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARE METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2003 AND 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SELECT DESTINATION RETIREMENT 2040 FUND - FINANCIAL STATEMENTS

                                                                  CLASS A                                 CLASS L
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.20*                  -                0.04*                  -
  Net realized and unrealized gain
    on investments                                            1.14                   -                1.33                   -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                1.34                   -                1.37                   -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.06)                  -               (0.07)                  -
  From net realized gains                                    (0.02)                  -               (0.02)                  -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.08)                  -               (0.09)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      11.26        $      10.00        $      11.28        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              13.39%(b)               -++             13.63%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $      6,414        $        101        $    101,487        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.55%                  -++              0.27%                  -++
     After expense waiver#                                    0.50%                  -++              0.25%                  -++
  Net investment income to average daily net assets           1.92%                  -++              0.41%                  -++
  Portfolio turnover rate                                       13%                N/A                  13%                N/A

                                                                  CLASS Y                                 CLASS S
                                                                  -------                                 -------
                                                       YEAR ENDED         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                        12/31/04           12/31/03+            12/31/04           12/31/03+
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      10.00        $      10.00        $      10.00        $      10.00
                                                      ------------        ------------        ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.27*                  -                0.09*                  -
  Net realized and unrealized gain
    on investments                                            1.11                   -                1.29                   -
                                                      ------------        ------------        ------------        ------------
       Total income from investment operations                1.38                   -                1.38                   -
                                                      ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.08)                  -               (0.08)                  -
  From net realized gains                                    (0.02)                  -               (0.02)                  -
                                                      ------------        ------------        ------------        ------------
       Total distributions                                   (0.10)                  -               (0.10)                  -
                                                      ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD                        $      11.28        $      10.00        $      11.28        $      10.00
                                                      ============        ============        ============        ============
TOTAL RETURN(a)                                              13.74%                  -++             13.75%                  -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $        596        $        101        $      1,741        $        601
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.54%                  -++              0.66%                  -++
     After expense waiver#                                    0.15%                  -++              0.10%                  -++
  Net investment income to average daily net assets           2.55%                  -++              0.85%                  -++
  Portfolio turnover rate                                       13%                N/A                  13%                N/A

*    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                                          CLASS N
                                                                                                          -------
                                                                                               YEAR ENDED         PERIOD ENDED
                                                                                                12/31/04           12/31/03+
                                                                                              ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $      10.00        $      10.00
                                                                                              ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                                                (0.07)*                 -
  Net realized and unrealized gain on investments                                                     1.38                   -
                                                                                              ------------        ------------
       Total income from investment operations                                                        1.31                   -
                                                                                              ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                                         (0.01)                  -
  From net realized gains                                                                            (0.02)                  -
                                                                                              ------------        ------------
       Total distributions                                                                           (0.03)                  -
                                                                                              ------------        ------------
NET ASSET VALUE, END OF PERIOD                                                                $      11.28        $      10.00
                                                                                              ============        ============
TOTAL RETURN(a)                                                                                      13.03%(b)               -++

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                           $        114        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                                            1.54%                  -++
     After expense waiver#                                                                            0.80%                  -++
  Net investment loss to average daily net assets                                                    (0.63)%                 -++
  Portfolio turnover rate                                                                               13%                N/A

*    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
++   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED DECEMBER 31, 2004.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   THE FUND

MassMutual Select Funds (formerly known as MassMutual Institutional Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Select Strategic Bond Fund ("Strategic Bond Fund"), MassMutual Select Diversified Value Fund ("Diversified Value Fund"), MassMutual Select Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Select Value Equity Fund ("Value Equity Fund"), MassMutual Select Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Select Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Select Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Select Growth Equity Fund ("Growth Equity Fund"), MassMutual Select Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual Select OTC 100 Fund ("OTC 100 Fund"), MassMutual Select Focused Value Fund ("Focused Value Fund"), MassMutual Select Small Company Value Fund ("Small Company Value Fund"), MassMutual Select Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Select Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Select Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Select Emerging Growth Fund ("Emerging Growth Fund"), MassMutual Select Overseas Fund ("Overseas Fund"), MassMutual Select Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Select Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Select Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Select Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Select Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund") and MassMutual Select Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund").

The Strategic Bond Fund which commenced operations on December 31, 2004, is not included in this report and is described separately.

Diversified Value Fund commenced operations on October 15, 2004 through a tax-free transaction. The transaction was effected with an initial contribution of securities in kind, with a market value of $184,957,714 and an unrealized appreciation of $21,232,823. Accordingly, the securities were brought in the Fund at the contributing shareholders' cost basis.

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund had a sixth class of shares: Class Z. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

INVESTMENT VALUATION

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds of the Trust are valued at their net asset value as reported on each business day. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trust's Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust's foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the trustees.

SECURITIES LENDING

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At December 31, 2004, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

                                             SECURITIES ON LOAN     COLLATERAL
                                             ------------------   --------------
Diversified Value Fund                       $       17,790,200   $   18,468,145
Fundamental Value Fund                               45,019,710       46,275,007
Value Equity Fund                                     8,909,692        9,312,696
Large Cap Value Fund                                 58,402,497       60,640,033
Indexed Equity Fund                                 109,106,203      113,616,858
Blue Chip Growth Fund                                33,236,630       34,384,790
Large Cap Growth Fund                                 4,652,846        4,780,694
Growth Equity Fund                                   34,923,307       36,053,650
Aggressive Growth Fund                               45,367,408       46,603,874
OTC 100 Fund                                          9,181,277        9,611,571
Focused Value Fund                                   77,625,418       81,325,183
Small Company Value Fund                             78,885,355       82,354,118
Mid Cap Growth Equity Fund                           37,057,797       38,278,256
Mid Cap Growth Equity II Fund                       124,500,607      129,223,371
Small Cap Growth Equity Fund                        128,205,620      133,405,609
Small Company Growth Fund                            42,289,224       45,387,350
Emerging Growth Fund                                 37,561,183       39,047,648
Overseas Fund                                        35,086,293       36,881,193
Strategic Balanced Fund                              36,570,485       38,247,723

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

ACCOUNTING FOR INVESTMENTS

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAX

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

                                                           ACCUMULATED
                                                           NET REALIZED      UNDISTRIBUTED
                                          PAID-IN         GAIN (LOSS) ON     NET INVESTMENT
                                          CAPITAL          INVESTMENTS       INCOME (LOSS)
                                      ---------------    ---------------    ---------------
Fundamental Value Fund                $       (30,600)   $        26,098    $         4,502
Value Equity Fund                             (52,597)            50,962              1,635
Large Cap Value Fund                          (11,214)            39,242            (28,028)
Indexed Equity Fund                          (131,489)           113,249             18,240
Blue Chip Growth Fund                         (29,088)            (1,764)            30,852
Large Cap Growth Fund                            (973)                 -                973
Growth Equity Fund                            (89,448)            25,814             63,634
Aggressive Growth Fund                     (1,502,472)            18,821          1,483,651
OTC 100 Fund                                  (20,734)             3,948             16,786
Focused Value Fund                                  -           (767,557)           767,557
Small Company Value Fund                            1               (523)               522
Mid Cap Growth Equity Fund                   (560,005)            12,941            547,064
Mid Cap Growth Equity II Fund              (4,145,993)           (33,040)         4,179,033
Small Cap Growth Equity Fund               (3,115,011)           116,797          2,998,214
Small Company Growth Fund                        (300)          (976,460)           976,760
Emerging Growth Fund                       (1,331,033)                (1)         1,331,034
Overseas Fund                                  14,859           (133,499)           118,640
Strategic Balanced Fund                        (7,432)           143,939           (136,507)
Destination Retirement Income Fund                  -           (519,304)           519,304
Destination Retirement 2010 Fund                    -            (59,931)            59,931
Destination Retirement 2020 Fund                    -           (809,779)           809,779
Destination Retirement 2030 Fund                    -           (542,255)           542,255
Destination Retirement 2040 Fund                   (1)          (317,648)           317,649

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of the obligations for the Overseas Fund and the Strategic Balanced Fund under these forward foreign currency contracts at December 31, 2004 is as follows:

                                                         IN EXCHANGE                       UNREALIZED
  SETTLEMENT         CONTRACTS TO          UNITS OF       FOR U.S.       CONTRACTS AT     APPRECIATION
     DATE           DELIVER/RECEIVE        CURRENCY        DOLLARS           VALUE       (DEPRECIATION)
-------------   ----------------------   -----------   --------------   --------------   --------------
OVERSEAS FUND
SELLS
11/16/05             Swiss Franc          19,800,000   $   17,077,799   $   17,696,340   $     (618,541)
11/17/05             Swiss Franc          11,400,000        9,857,328       10,189,410         (332,082)
11/22/05             Swiss Franc           8,500,000        7,419,045        7,599,638         (180,593)
12/07/05             Swiss Franc           6,000,000        5,354,752        5,369,264          (14,512)
07/13/05        British Pound Sterling     8,400,000       15,117,480       15,938,221         (820,741)
07/14/05        British Pound Sterling     8,300,000       15,020,510       15,747,845         (727,335)
11/28/05        British Pound Sterling     4,200,000        7,748,160        7,932,943         (184,783)
12/07/05        British Pound Sterling     4,100,000        7,791,640        7,742,552           49,088
12/12/05        British Pound Sterling     3,400,000        6,454,900        6,419,956           34,944
                                                                                         --------------
                                                                                         $   (2,794,555)
                                                                                         --------------

STRATEGIC BALANCED FUND
BUYS
02/08/05        Euro Dollar                3,303,000        4,417,904        4,476,380           58,476
SELLS
02/08/05        Euro Dollar                6,053,418        7,648,617        8,203,877         (555,260)
                                                                                         --------------
                                                                                         $     (496,784)
                                                                                         ==============

DELAYED DELIVERY TRANSACTIONS, WHEN ISSUED SECURITIES, AND FORWARD COMMITMENTS

Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At December 31, 2004, Overseas Fund had the following open when issued security:

   WHEN ISSUED                             MARKET      UNREALIZED
CONTRACTS TO BUY   SHARES      COST         VALUE     APPRECIATION
----------------   ------   ----------   ----------   ------------
Rakuten, Inc.        900    $  652,232   $  807,569   $    155,337

FINANCIAL FUTURES CONTRACTS

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Strategic Balanced Fund, Indexed Equity Fund and the OTC 100 Fund at December 31, 2004, is as follows:

                                                                             NOTIONAL      NET UNREALIZED
        NUMBER OF                                                            CONTRACT       APPRECIATION/
        CONTRACTS                      TYPE             EXPIRATION DATE        VALUE       (DEPRECIATION)
------------------------    -------------------------   ---------------   --------------   --------------
STRATEGIC BALANCED FUND
BUYS
51                                 90 Day Euro             03/14/05       $   12,379,613   $      (44,093)
6                                  90 Day Euro             06/13/05            1,452,375              608
158                                90 Day Euro             09/19/05           38,160,950          (88,028)
2                                  90 Day Euro             12/19/05              482,200             (310)
32                          U.S. Treasury Note 5 year      03/31/05            3,505,000           12,160
                                                                                           --------------
                                                                                           $     (119,663)
                                                                                           --------------

SELLS
37                                90 Day Libor             09/21/05            8,499,621          (18,203)
53                               U.S. Long Bond            03/31/05            5,962,500           (6,820)
34                          U.S. Treasury Note 10 year     03/31/05            3,805,875              682
                                                                                           --------------
                                                                                           $      (24,341)
                                                                                           --------------

INDEXED EQUITY FUND
BUYS
78                                S&P 500 Index            03/17/05           23,667,150          436,248
OTC 100 FUND
BUYS
26                              NASDAQ 100 Index           03/18/05              846,820            1,657

OPTIONS

The Fund may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transactions, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Schedule of Investments of the Strategic Balanced Fund for open purchased option contracts as of December 31, 2004.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investments to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Balanced Fund at December 31, 2004, is as follows:

                  EXPIRATION                                                 MARKET
NOTIONAL AMOUNT      DATE                    DESCRIPTION                    PREMIUMS         VALUE
---------------   ----------   ----------------------------------------   ------------   ------------
$     2,400,000    2/18/05     Put - 5 Year U.S. Treasury Note Future     $     21,413   $      9,750
          2,000    1/21/05     Call - 10 Year U.S. Treasury Note Future          1,177          1,125
         70,000    2/18/05     Call - 10 Year U.S. Treasury Note Future         60,275         16,407
      2,400,000    2/18/05     Call - 10 Year U.S. Treasury Note Future         16,068          1,125
         22,000    2/18/05     Call - 10 Year U.S. Treasury Note Future         12,640         11,000
         18,000    2/18/05     Put - 10 Year U.S. Treasury Note Future          12,926          5,906
         18,000    2/18/05     Put - 10 Year U.S. Treasury Note Future           9,254          1,688
         28,000    2/18/05     Put - 10 Year U.S. Treasury Note Future          26,579         16,188
          4,000    5/20/05     Call - 10 Year U.S. Treasury Note Future          1,917          2,250
         38,000    2/18/05     Put - U.S. Treasury Bond Future                  32,388         11,281
         24,000    2/18/05     Put - U.S. Treasury Bond Future                  37,614         22,125
         10,000    5/20/05     Put - U.S. Treasury Bond Future                  13,856         12,344
                                                                          ------------   ------------
                                                                          $    246,107   $    111,189
                                                                          ============   ============

Transactions in options written during the year ended December 31, 2004 were as follows:

                                                       NUMBER OF     PREMIUMS
                                                       CONTRACTS     RECEIVED
                                                      ----------    ----------
Options outstanding at December 31, 2003                       -             -
Options written                                           13,384    $  334,935
Options terminated in closing purchase transactions      (13,102)      (88,828)
                                                      ----------    ----------
Options outstanding at December 31, 2004                     282    $  246,107
                                                      ==========    ==========

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

SWAPS

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as "swap transactions").

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchase of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

A summary of open swap agreements for the Strategic Balanced Fund at December 31, 2004, is as follows:

                                                                                   NET UNREALIZED
   NOTIONAL      EXPIRATION                                                         APPRECIATION
    AMOUNT          DATE                         DESCRIPTION                       (DEPRECIATION)
--------------   ----------   --------------------------------------------------   --------------
CREDIT DEFAULT
SWAPS
$      400,000    12/20/09    Agreement with Deutsche Bank AG dated 11/01/04 to    $          273
                              receive 0.215% per year times the notional amount.
                              The Fund makes payment only upon a default event
                              of FNMA Senior Debt, 6.00%, due 5/15/2011.
       450,000    12/20/09    Agreement with Deutsche Bank AG dated 11/02/04 to           (13,929)
                              pay 3.75% per year times the notional amount. The
                              Fund receives payment only upon a default event of
                              an entity within the Dow Jones CDX.NA.HY Index.
     2,000,000    9/20/09     Agreement with Deutsche Bank AG dated 3/30/04 to            104,375
                              receive 4.30% per year times the notional amount.
                              The Fund makes payment only upon a default event
                              of an entity within the Dow Jones CDX.NA.IG Index.
       300,000    12/20/09    Agreement with Goldman Sachs dated 10/14/04 to               10,313
                              receive 4.00% per year times the notional amount.
                              The Fund makes payment only upon a default event
                              of an entity within the Dow Jones CDX.NA.HY Index.

                                                                                   NET UNREALIZED
   NOTIONAL      EXPIRATION                                                         APPRECIATION
    AMOUNT          DATE                         DESCRIPTION                       (DEPRECIATION)
--------------   ----------   --------------------------------------------------   --------------
$      200,000    3/20/10     Agreement with Goldman Sachs dated 10/18/04 to       $        1,653
                              receive 0.50% per year times the notional amount.
                              The Fund makes payment only upon a default event
                              of an entity within the Dow Jones CDX.NA.IG Index.
       200,000    3/20/15     Agreement with Goldman Sachs dated 10/18/04 to                2,401
                              receive 0.70% per year times the notional amount.
                              The Fund makes payment only upon a default event
                              of an entity within the Dow Jones CDX.NA.IG Index.
       100,000    12/20/09    Agreement with Goldman Sachs dated 10/20/04 to                3,438
                              receive 4.00% per year times the notional amount.
                              The Fund makes payment only upon a default event
                              of an entity within the Dow Jones CDX.NA.HY Index.
       200,000    12/20/09    Agreement with Goldman Sachs dated 11/02/04 to                6,191
                              receive 3.75% per year times the notional amount.
                              The Fund makes payment only upon a default event
                              of an entity within the Dow Jones CDX.NA.HY Index.
       400,000    3/20/10     Agreement with Goldman Sachs dated 11/12/04 to pay           (3,230)
                              1.05% per year times the notional amount. The Fund
                              receives payment only upon a default event of an
                              entity within the Dow Jones CDX.NA.IG Index.
       300,000    3/20/10     Agreement with Goldman Sachs dated 11/15/04 to pay           (2,424)
                              1.05% per year times the notional amount. The Fund
                              receives payment only upon a default event of an
                              entity within the Dow Jones CDX.NA.IG Index.
       180,000    12/20/09    Agreement with Goldman Sachs dated 11/29/04 to pay           (5,817)
                              4.00% per year times the notional amount. The Fund
                              receives payment only upon a default event of an
                              entity within the Dow Jones CDX.NA.HY Index.
       280,000    3/20/10     Agreement with Goldman Sachs dated 11/30/04 to pay           (1,455)
                              1.05% per year times the notional amount. The Fund
                              receives payment only upon a default event of an
                              entity within the Dow Jones CDX.NA.IG Index.
       280,000    3/20/10     Agreement with Goldman Sachs dated 12/01/04 to pay           (2,264)
                              1.05% per year times the notional amount. The Fund
                              receives payment only upon a default event of an
                              entity within the Dow Jones CDX.NA.IG Index.
       300,000    3/20/10     Agreement with Goldman Sachs dated 12/02/04 to pay           (2,424)
                              1.05% per year times the notional amount. The Fund
                              receives payment only upon a default event of an
                              entity within the Dow Jones CDX.NA.IG Index.
       100,000    3/20/10     Agreement with Goldman Sachs dated 12/02/04 to pay             (808)
                              1.05% per year times the notional amount. The Fund
                              receives payment only upon a default event of an
                              entity within the Dow Jones CDX.NA.IG Index.
       600,000    3/20/10     Agreement with Goldman Sachs dated 12/03/04 to pay           (4,846)
                              1.05% per year times the notional amount. The Fund
                              receives payment only upon a default event of an
                              entity within the Dow Jones CDX.NA.IG Index.
       300,000    3/20/10     Agreement with Goldman Sachs dated 12/23/04 to pay           (2,423)
                              1.05% per year times the notional amount. The Fund
                              receives payment only upon a default event of an
                              entity within the Dow Jones CDX.NA.IG Index.
       200,000    12/20/09    Agreement with Goldman Sachs dated 11/23/04 to pay           (6,464)
                              4.00% peryear times the notional amount. The Fund
                              receivespayment only upon a default event of an
                              entity withinthe Dow Jones CDX.NA.HY Index.

                                                                                   NET UNREALIZED
   NOTIONAL      EXPIRATION                                                         APPRECIATION
    AMOUNT          DATE                         DESCRIPTION                       (DEPRECIATION)
--------------   ----------   --------------------------------------------------   --------------
INTEREST RATE
SWAPS
$    2,300,000    9/24/14     Agreement with Deutsche Bank AG dated 9/22/04 to     $       31,881
                              pay the notional amount multiplied by 4.4318% and
                              to receive the notional amount multiplied by the 3
                              month Floating Rate LIBOR.
     1,200,000    10/18/14    Agreement with Goldman Sachs dated 10/14/04 to pay           11,713
                              the notional amount multiplied by 4.4915% and to
                              receive the notional amount multiplied by the 3
                              month Floating Rate LIBOR.
                                                                                   --------------
                                                                                   $      126,154
                                                                                   ==============

ALLOCATION OF OPERATING ACTIVITY

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund and Destination Retirement 2040 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS

INVESTMENT MANAGEMENT FEES

Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

Diversified Value Fund                     0.50%
Fundamental Value Fund                     0.65%
Value Equity Fund                          0.70%
Large Cap Value Fund                       0.65%
Indexed Equity Fund                        0.10%
Blue Chip Growth Fund                      0.70%
Large Cap Growth Fund                      0.65%
Growth Equity Fund                         0.68%
Aggressive Growth Fund                     0.73%
OTC 100 Fund                               0.15%
Focused Value Fund                         0.69%
Small Company Value Fund                   0.85%
Mid Cap Growth Equity Fund                 0.70%
Mid Cap Growth Equity II Fund              0.75%
Small Cap Growth Equity Fund               0.82%
Small Company Growth Fund                  0.85%
Emerging Growth Fund                       0.79%
Overseas Fund                              1.00%
Strategic Balanced Fund                    0.60%
Destination Retirement Income Fund         0.05%
Destination Retirement 2010 Fund           0.05%
Destination Retirement 2020 Fund           0.05%
Destination Retirement 2030 Fund           0.05%
Destination Retirement 2040 Fund           0.05%

MassMutual has also entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Alliance Capital Management L.P. for the Diversified Value Fund and the Large Cap Growth Fund; Wellington Management Company, LLP for the Fundamental Value Fund and a portion of the Small Cap Growth Equity Fund; Fidelity Management & Research Company for the Value Equity Fund and the Blue Chip Growth Fund; Davis Selected Advisers, L.P. for the Large Cap Value Fund; Northern Trust Investments, N.A. for the Indexed Equity Fund and the OTC 100 Fund; Grantham, Mayo, Van Otterloo & Co. LLC for the Growth Equity Fund; Sands Capital Management, Inc. for the Aggressive Growth Fund; Cooke & Bieler, L.P. for a portion of the Focused Value Fund; Harris Associates, L.P. for a portion of the Focused Value Fund and a portion of the Overseas Fund; Clover Capital Management, Inc. for a portion of the Small Company Value Fund; Navellier & Associates, Inc. for the Mid Cap Growth Equity Fund; T. Rowe Price Associates, Inc. for the Mid Cap Growth Equity II Fund and a portion of the Small Company Value Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; Mazama Capital Management, Inc. for a portion of the Small Company Growth Fund; MTB Investment Advisers, Inc. for a portion of the Small Company Growth Fund; RS Investment Management, L.P. for the Emerging Growth Fund; American Century Investment Management, Inc. for a portion of the Overseas Fund and Western Asset Management Company and Salomon Brothers Asset Management Inc for the Strategic Balanced Fund. Prior to January 5, 2004, Janus Capital Management LLC managed the investment and reinvestment of the Aggressive Growth Fund. Prior to June 1, 2004, Massachusetts Financial Services Company managed the investment and reinvestment of the Growth Equity Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objective, policies and investment strategies.

ADMINISTRATION FEES

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                                    CLASS A      CLASS L      CLASS Y      CLASS S      CLASS Z     CLASS N
                                   ---------    ---------    ---------    ---------    ---------   ---------
Diversified Value Fund                0.3083%      0.2683%      0.1583%      0.0583%         N/A      0.3683%
Fundamental Value Fund                0.3129%      0.3129%      0.1629%      0.1229%         N/A      0.3629%
Value Equity Fund                     0.2785%      0.2785%      0.1285%      0.0785%         N/A      0.3285%
Large Cap Value Fund                  0.3244%      0.3244%      0.1744%      0.0844%         N/A      0.3744%
Indexed Equity Fund                   0.4797%      0.4797%      0.3297%      0.2997%      0.0855%     0.5297%
Blue Chip Growth Fund                 0.4085%      0.4085%      0.2885%      0.1585%         N/A      0.4585%
Large Cap Growth Fund                 0.3529%      0.3529%      0.2029%      0.1629%         N/A      0.4029%
Growth Equity Fund                    0.2975%      0.2975%      0.1475%      0.0875%         N/A      0.3475%
Aggressive Growth Fund                0.3444%      0.3444%      0.1944%      0.0944%         N/A      0.3944%
OTC 100 Fund                          0.6244%      0.6244%      0.4744%      0.3744%         N/A      0.6744%
Focused Value Fund                    0.3344%      0.3344%      0.1844%      0.0844%         N/A      0.3844%
Small Company Value Fund              0.3593%      0.3593%      0.2093%      0.1693%         N/A      0.4093%
Mid Cap Growth Equity Fund            0.3075%      0.3075%      0.1575%      0.0875%         N/A      0.3575%
Mid Cap Growth Equity II Fund         0.3244%      0.3244%      0.1744%      0.0844%         N/A      0.3744%
Small Cap Growth Equity Fund          0.4075%      0.4075%      0.2575%      0.1175%         N/A      0.4575%
Small Company Growth Fund             0.3491%      0.3491%      0.1991%      0.1591%         N/A      0.3991%
Emerging Growth Fund                  0.3344%      0.3344%      0.1844%      0.0844%         N/A      0.3844%
Overseas Fund                         0.2443%      0.2443%      0.0943%      0.0443%         N/A      0.2943%
Strategic Balanced Fund               0.3270%      0.3270%      0.1770%      0.1270%         N/A      0.3770%
Destination Retirement
 Income Fund                          0.1459%      0.1459%      0.0459%      0.0200%         N/A      0.1959%
Destination Retirement 2010 Fund      0.1696%      0.1696%      0.0696%      0.0196%         N/A      0.2196%
Destination Retirement 2020 Fund      0.1758%      0.1758%      0.0758%      0.0258%         N/A      0.2258%
Destination Retirement 2030 Fund      0.1733%      0.1733%      0.0733%      0.0233%         N/A      0.2233%
Destination Retirement 2040 Fund      0.1616%      0.1616%      0.0616%      0.0116%         N/A      0.2116%

DISTRIBUTION AND SERVICE FEES

MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each fund pay a fee of 0.25% of the average daily net asset value of the Fund to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each fund pay a fee of 0.50% of the average daily net asset value of the Fund as follows: 0.25% of the average daily net asset value of the Fund to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of the Fund to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

INDIRECT EXPENSES

The Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund and Destination Retirement 2040 Fund incur fees and expenses indirectly as shareholders in the underlying funds. For the year ended December 31, 2004, these expenses were as follows:

                                      INDIRECT
                                     OPERATING
                                      EXPENSES
                                     ---------
Destination Retirement Income Fund        0.66%
Destination Retirement 2010 Fund          0.70%
Destination Retirement 2020 Fund          0.75%
Destination Retirement 2030 Fund          0.84%
Destination Retirement 2040 Fund          0.88%

EXPENSE CAPS AND WAIVERS

MassMutual agreed to cap the fees and expenses of the following Funds through December 31, 2006, unless otherwise noted, as follows:

                                      CLASS A      CLASS L      CLASS Y      CLASS S      CLASS N
                                     ---------    ---------    ---------    ---------    ---------
Diversified Value Fund*                   1.09%        0.80%        0.69%        0.59%        1.40%
Fundamental Value Fund**                  1.24%        0.99%        0.84%        0.80%        1.54%
Large Cap Growth Fund**                   1.28%        1.03%        0.88%        0.84%        1.58%
Small Company Value Fund**                1.49%        1.24%        1.09%        1.05%        1.79%
Small Company Growth Fund**               1.49%        1.24%        1.09%        1.05%        1.79%
Strategic Balanced Fund                   1.21%        0.96%        0.81%        0.76%        1.51%
Destination Retirement Income Fund        0.50%        0.25%        0.15%        0.12%        0.80%
Destination Retirement 2010 Fund          0.50%        0.25%        0.15%        0.10%        0.80%
Destination Retirement 2020 Fund          0.50%        0.25%        0.15%        0.10%        0.80%
Destination Retirement 2030 Fund          0.50%        0.25%        0.15%        0.10%        0.80%
Destination Retirement 2040 Fund          0.50%        0.25%        0.15%        0.10%        0.80%

*    EXPENSE CAPS IN EFFECT THROUGH APRIL 30, 2006.
**   EXPENSE CAPS IN EFFECT THROUGH APRIL 30, 2005.

Effective May 3, 2004, MassMutual agreed to voluntarily waive, through April 30, 2005, 0.10% of the Administration fees for Classes A, L and N of the Indexed Equity Fund. MassMutual has also agreed to voluntarily waive, through April 30, 2005, 0.08% of the management fee of all classes of the Aggressive Growth Fund.

EXPENSE REDUCTIONS

The Fundamental Value Fund, Value Equity Fund, Large Cap Value Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Growth Equity Fund, Aggressive Growth Fund, Focused Value Fund, Small Company Value Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Emerging Growth Fund, Overseas Fund and Strategic Balanced Fund have entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions and such cash will be applied to reduce fund expenses. Amounts earned by the Funds under such agreements are presented as a reduction of expenses in the statement of operations. For the year ended December 31, 2004, expenses were reduced under these agreements as follows:

                                 REDUCTIONS
                                 ----------
Fundamental Value Fund           $  114,597
Value Equity Fund                    35,578
Large Cap Value Fund                    323
Blue Chip Growth Fund                34,605
Large Cap Growth Fund                10,383
Growth Equity Fund                  104,465
Aggressive Growth Fund               25,683
Focused Value Fund                  113,641
Small Company Value Fund            151,671
Mid Cap Growth Equity Fund           47,747
Mid Cap Growth Equity II Fund        66,131
Small Cap Growth Equity Fund        185,531
Small Company Growth Fund           245,351
Overseas Fund                        21,830
Strategic Balanced Fund               5,187

OTHER

Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer or employee of MassMutual is borne by the Funds.

The following table shows certain concentrations of principal shareholders of each Fund with record or beneficial ownership as of December 31, 2004. Investment activities of these shareholders could have a material effect on the respective Fund.

                                             SHAREHOLDERS
                                         HOLDING IN EXCESS OF
                                             10% OF FUND'S         TOTAL % OWNED       TOTAL %
                                          OUTSTANDING SHARES        BY PRINCIPAL    OWNERSHIP BY
FUND                                  ("PRINCIPAL SHAREHOLDERS")    SHAREHOLDERS    RELATED PARTY
----                                  --------------------------   -------------    -------------
Diversified Value Fund                                         1            84.4%           100.0%
Fundamental Value Fund                                         1            78.2%            94.5%
Value Equity Fund                                              1            94.7%            94.9%
Large Cap Value Fund                                           3            87.0%            93.9%
Indexed Equity Fund                                            1            85.3%            91.9%
Blue Chip Growth Fund                                          1            99.5%            99.5%
Large Cap Growth Fund                                          2            99.8%            99.8%
Growth Equity Fund                                             2            87.3%            96.8%
Aggressive Growth Fund                                         3            98.2%            98.2%
OTC 100 Fund                                                   1            97.1%            97.3%
Focused Value Fund                                             1            86.2%            96.8%
Small Company Value Fund                                       1            79.5%            89.9%
Mid Cap Growth Equity Fund                                     2            89.4%            99.2%
Mid Cap Growth Equity II Fund                                  1            80.9%            87.8%
Small Cap Growth Equity Fund                                   1            96.6%            97.9%

                                             SHAREHOLDERS
                                         HOLDING IN EXCESS OF
                                             10% OF FUND'S         TOTAL % OWNED       TOTAL %
                                          OUTSTANDING SHARES        BY PRINCIPAL    OWNERSHIP BY
FUND                                  ("PRINCIPAL SHAREHOLDERS")    SHAREHOLDERS    RELATED PARTY
----                                  --------------------------   -------------    -------------
Small Company Growth Fund                                      2            96.0%            95.9%
Emerging Growth Fund                                           3            99.7%            99.9%
Overseas Fund                                                  3            95.8%            96.1%
Strategic Balanced Fund                                        1            94.9%            99.0%
Destination Retirement Income Fund                             2            99.5%            52.9%
Destination Retirement 2010 Fund                               2            97.0%            79.8%
Destination Retirement 2020 Fund                               1            91.3%            91.4%
Destination Retirement 2030 Fund                               1            92.4%            92.8%
Destination Retirement 2040 Fund                               1            98.0%            98.8%

DEFERRED COMPENSATION

Trustees of the Funds that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

For the year ended December 31, 2004, no significant amounts have been deferred.

4.   PURCHASES AND SALES OF INVESTMENTS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended December 31, 2004, were as follows:

                                          LONG-TERM U.S.      OTHER LONG-TERM
                                      GOVERNMENT SECURITIES      SECURITIES
                                      ---------------------   ---------------
PURCHASES
Diversified Value Fund                $                   -   $     8,822,912
Fundamental Value Fund                                    -       492,510,477
Value Equity Fund                                         -       138,562,049
Large Cap Value Fund                                      -       275,032,487
Indexed Equity Fund                                       -       280,382,454
Blue Chip Growth Fund                                     -        89,310,287
Large Cap Growth Fund                                     -        26,511,608
Growth Equity Fund                                        -     1,511,281,325
Aggressive Growth Fund                                    -       472,807,420
OTC 100 Fund                                              -        20,603,885
Focused Value Fund                                        -       294,107,390
Small Company Value Fund                                  -       344,132,073
Mid Cap Growth Equity Fund                                -       128,798,274
Mid Cap Growth Equity II Fund                             -       568,288,312
Small Cap Growth Equity Fund                              -       284,711,135
Small Company Growth Fund                                 -       397,013,840
Emerging Growth Fund                                      -       214,088,921
Overseas Fund                                             -       471,778,282
Strategic Balanced Fund                         217,308,085       210,953,340
Destination Retirement Income Fund                        -       226,744,209
Destination Retirement 2010 Fund                          -        39,395,964
Destination Retirement 2020 Fund                          -       276,447,426
Destination Retirement 2030 Fund                          -       196,390,894
Destination Retirement 2040 Fund                          -       110,754,498

SALES
Diversified Value Fund                $                   -   $    10,093,768
Fundamental Value Fund                                    -       227,599,988
Value Equity Fund                                         -       159,588,413
Large Cap Value Fund                                      -        25,220,546
Indexed Equity Fund                                       -        45,616,909
Blue Chip Growth Fund                                     -       101,281,972
Large Cap Growth Fund                                     -        40,291,437
Growth Equity Fund                                        -     1,385,823,527
Aggressive Growth Fund                                    -       313,087,294
OTC 100 Fund                                              -        27,142,210
Focused Value Fund                                        -       215,587,925
Small Company Value Fund                                  -       115,952,660
Mid Cap Growth Equity Fund                                -       165,092,843
Mid Cap Growth Equity II Fund                             -       268,836,728
Small Cap Growth Equity Fund                              -       297,766,143
Small Company Growth Fund                                 -       375,203,841
Emerging Growth Fund                                      -       213,908,935
Overseas Fund                                             -       301,104,027
Strategic Balanced Fund                         165,275,102        44,402,848
Destination Retirement Income Fund                        -        38,974,912
Destination Retirement 2010 Fund                          -         2,405,705
Destination Retirement 2020 Fund                          -        30,977,621
Destination Retirement 2030 Fund                          -        13,184,761
Destination Retirement 2040 Fund                          -        10,304,126

5.   CAPITAL SHARE TRANSACTIONS

The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

                                                                                    CLASS A
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
DIVERSIFIED VALUE FUND*
   Sold                                                      474,994   $     4,759,387                 -   $             -
   Issued as reinvestment of dividends                         2,198            24,069                 -                 -
   Redeemed                                                  (20,106)         (215,333)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   457,086   $     4,568,123                 -   $             -
                                                     ===============   ===============   ===============   ===============
FUNDAMENTAL VALUE FUND
   Sold                                                   10,101,513   $   102,295,460        10,299,301   $    88,358,455
   Issued as reinvestment of dividends                       355,266         3,819,101            92,746           927,459
   Redeemed                                               (3,408,103)      (34,483,893)       (2,316,692)      (19,549,612)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 7,048,676   $    71,630,668         8,075,355   $    69,736,302
                                                     ===============   ===============   ===============   ===============
VALUE EQUITY FUND
   Sold                                                      633,332   $     6,156,310           531,726   $     4,274,648
   Issued as reinvestment of dividends                        68,382           718,009            22,826           217,757
   Redeemed                                                 (500,712)       (4,940,755)         (389,618)       (3,273,581)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   201,002   $     1,933,564           164,934   $     1,218,824
                                                     ===============   ===============   ===============   ===============
LARGE CAP VALUE FUND
   Sold                                                   14,602,712   $   141,882,911         7,060,040   $    55,857,788
   Issued as reinvestment of dividends                        97,517         1,014,178            58,837           550,122
   Redeemed                                               (5,494,055)      (53,390,180)       (3,360,009)      (26,474,082)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 9,206,174   $    89,506,909         3,758,868   $    29,933,828
                                                     ===============   ===============   ===============   ===============
INDEXED EQUITY FUND
   Sold                                                   14,160,139   $   147,697,978        10,967,310   $    96,785,105
   Issued as reinvestment of dividends                       296,443         3,299,407           126,277         1,289,285
   Redeemed                                               (5,325,151)      (55,617,369)       (4,148,431)      (36,578,187)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 9,131,431   $    95,380,016         6,945,156   $    61,496,203
                                                     ===============   ===============   ===============   ===============
BLUE CHIP GROWTH FUND
   Sold                                                    2,206,472   $    18,447,440         3,204,864   $    24,085,208
   Issued as reinvestment of dividends                        16,207           141,976             3,356            27,885
   Redeemed                                               (1,184,189)       (9,915,553)         (701,153)       (5,329,677)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 1,038,490   $     8,673,863         2,507,067   $    18,783,416
                                                     ===============   ===============   ===============   ===============
LARGE CAP GROWTH FUND
   Sold                                                      102,024   $       869,344           170,311   $     1,294,789
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                                  (42,834)         (361,661)         (126,722)         (928,887)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    59,190   $       507,683            43,589   $       365,902
                                                     ===============   ===============   ===============   ===============
GROWTH EQUITY FUND
   Sold                                                   11,259,470   $    83,671,299        19,956,352   $   134,636,598
   Issued as reinvestment of dividends                           924             7,165                 -                 -
   Redeemed                                              (10,020,028)      (74,040,481)       (5,238,338)      (35,167,864)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 1,240,366   $     9,637,983        14,718,014   $    99,468,734
                                                     ===============   ===============   ===============   ===============
AGGRESSIVE GROWTH FUND
   Sold                                                   12,670,749   $    68,296,802         8,242,554   $    34,141,045
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (5,880,715)      (31,451,040)       (4,946,869)      (20,837,429)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 6,790,034   $    36,845,762         3,295,685   $    13,303,616
                                                     ===============   ===============   ===============   ===============
OTC 100 FUND
   Sold                                                    4,343,845   $    15,990,404         7,591,544   $    24,031,474
   Issued as reinvestment of dividends                         8,389            34,394                 -                 -
   Redeemed                                               (4,603,193)      (17,069,478)       (4,080,375)      (12,847,317)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                  (250,959)  $    (1,044,680)        3,511,169   $    11,184,157
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS A
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
FOCUSED VALUE FUND
   Sold                                                    6,553,097   $   113,674,184         7,031,133   $   102,133,400
   Issued as reinvestment of dividends                       712,728        12,491,353           220,900         3,724,375
   Redeemed                                               (3,790,100)      (65,510,095)       (2,404,692)      (34,184,587)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 3,475,725   $    60,655,442         4,847,341   $    71,673,188
                                                     ===============   ===============   ===============   ===============
SMALL COMPANY VALUE FUND
   Sold                                                    5,595,642   $    72,432,152         3,628,167   $    35,753,279
   Issued as reinvestment of dividends                       178,292         2,471,109            10,632           128,857
   Redeemed                                               (1,408,482)      (18,041,439)         (890,717)       (9,179,973)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 4,365,452   $    56,861,822         2,748,082   $    26,702,163
                                                     ===============   ===============   ===============   ===============
MID CAP GROWTH EQUITY FUND
   Sold                                                    1,234,045   $     9,556,818         2,767,211   $    18,482,748
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (2,817,040)      (22,097,574)       (1,772,255)      (11,893,433)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                (1,582,995)  $   (12,540,756)          994,956   $     6,589,315
                                                     ===============   ===============   ===============   ===============
MID CAP GROWTH EQUITY II FUND
   Sold                                                   10,730,952   $   125,916,081         6,222,839   $    58,480,780
   Issued as reinvestment of dividends                        30,010           392,828                 -                 -
   Redeemed                                               (3,223,057)      (37,595,032)       (1,662,234)      (15,598,210)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 7,537,905   $    88,713,877         4,560,605   $    42,882,570
                                                     ===============   ===============   ===============   ===============
SMALL CAP GROWTH EQUITY FUND
   Sold                                                    2,664,227   $    34,012,429         3,052,883   $    32,756,644
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (2,584,448)      (32,748,030)       (1,718,020)      (18,205,592)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    79,779   $     1,264,399         1,334,863   $    14,551,052
                                                     ===============   ===============   ===============   ===============
SMALL COMPANY GROWTH FUND
   Sold                                                    5,285,106   $    55,209,938         5,288,096   $    49,442,359
   Issued as reinvestment of dividends                       485,345         4,522,855           231,958         2,491,228
   Redeemed                                               (4,165,687)      (42,026,189)       (1,177,399)      (11,473,237)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 1,604,764   $    17,706,604         4,342,655   $    40,460,350
                                                     ===============   ===============   ===============   ===============
EMERGING GROWTH FUND
   Sold                                                    3,061,673   $    16,306,761         4,357,187   $    19,074,430
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (3,552,451)      (18,318,037)       (2,140,991)       (9,265,157)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                  (490,778)  $    (2,011,276)        2,216,196   $     9,809,273
                                                     ===============   ===============   ===============   ===============
OVERSEAS FUND
   Sold                                                    7,478,352   $    74,872,152         5,983,002   $    47,072,892
   Issued as reinvestment of dividends                       310,690         3,386,527             8,247            78,267
   Redeemed                                               (2,257,804)      (22,333,230)       (1,725,548)      (13,641,373)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 5,531,238   $    55,925,449         4,265,701   $    33,509,786
                                                     ===============   ===============   ===============   ===============
STRATEGIC BALANCED FUND**
   Sold                                                    4,347,100   $    44,481,343                50   $           500
   Issued as reinvestment of dividends                        25,309           264,227                 -                 -
   Redeemed                                               (1,216,838)      (12,306,403)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 3,155,571   $    32,439,167                50   $           500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT INCOME FUND**
   Sold                                                    1,231,400   $    12,431,552            10,050   $       100,500
   Issued as reinvestment of dividends                        33,091           341,172                 -                 -
   Redeemed                                                 (129,613)       (1,339,296)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 1,134,878   $    11,433,428            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2010 FUND**
   Sold                                                      761,458   $     7,820,608            10,050   $       100,500
   Issued as reinvestment of dividends                        12,492           131,543                 -                 -
   Redeemed                                                  (93,902)         (969,183)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   680,048   $     6,982,968            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS A
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
DESTINATION RETIREMENT 2020 FUND**
   Sold                                                    2,123,721   $    21,973,878            10,050   $       100,500
   Issued as reinvestment of dividends                        41,201           442,914                 -                 -
   Redeemed                                                 (167,963)       (1,752,057)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 1,996,959   $    20,664,735            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2030 FUND**
   Sold                                                    2,141,149   $    22,206,378            10,050   $       100,500
   Issued as reinvestment of dividends                        19,636           218,158                 -                 -
   Redeemed                                                 (238,873)       (2,509,115)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 1,921,912   $    19,915,421            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2040 FUND**
   Sold                                                      638,526   $     6,675,110            10,050   $       100,500
   Issued as reinvestment of dividends                         3,993            44,954                 -                 -
   Redeemed                                                  (82,696)         (862,890)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   559,823   $     5,857,174            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS L
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER, 31 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
DIVERSIFIED VALUE FUND*
   Sold                                                    1,877,621   $    18,781,884                 -   $             -
   Issued as reinvestment of dividends                        10,070           110,268                 -                 -
   Redeemed                                                  (14,787)         (161,336)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 1,872,904   $    18,730,816                 -   $             -
                                                     ===============   ===============   ===============   ===============
FUNDAMENTAL VALUE FUND
   Sold                                                   12,833,995   $   130,634,844         9,365,398   $    82,493,607
   Issued as reinvestment of dividends                       435,996         4,700,040           114,058         1,142,858
   Redeemed                                               (4,595,194)      (46,848,457)       (1,867,601)      (15,903,491)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 8,674,797   $    88,486,427         7,611,855   $    67,732,974
                                                     ===============   ===============   ===============   ===============
VALUE EQUITY FUND
   Sold                                                      142,665   $     1,399,163           169,238   $     1,391,710
   Issued as reinvestment of dividends                        21,799           229,104             8,365            79,886
   Redeemed                                                 (113,714)       (1,120,311)         (133,986)       (1,115,243)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    50,750   $       507,956            43,617   $       356,353
                                                     ===============   ===============   ===============   ===============
LARGE CAP VALUE FUND
   Sold                                                   14,250,637   $   140,284,839         9,538,984   $    76,826,531
   Issued as reinvestment of dividends                       171,544         1,790,921           122,793         1,150,575
   Redeemed                                               (6,115,088)      (60,504,451)       (3,345,073)      (26,664,671)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 8,307,093   $    81,571,309         6,316,704   $    51,312,435
                                                     ===============   ===============   ===============   ===============
INDEXED EQUITY FUND
   Sold                                                    7,036,225   $    73,511,288        13,388,730   $   123,324,213
   Issued as reinvestment of dividends                       261,718         2,926,007           183,391         1,877,635
   Redeemed                                               (4,877,671)      (51,085,520)       (3,146,024)      (28,814,174)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 2,420,272   $    25,351,775        10,426,097   $    96,387,674
                                                     ===============   ===============   ===============   ===============
BLUE CHIP GROWTH FUND
   Sold                                                   11,238,006   $    94,950,789        23,826,817   $   174,732,417
   Issued as reinvestment of dividends                       185,442         1,637,449            39,319           329,096
   Redeemed                                              (13,227,473)     (111,570,581)      (19,999,085)     (146,344,792)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                (1,804,025)  $   (14,982,343)        3,867,051   $    28,716,721
                                                     ===============   ===============   ===============   ===============
LARGE CAP GROWTH FUND
   Sold                                                      386,723   $     3,294,383           495,937   $     3,822,509
   Issued as reinvestment of dividends                           316             2,882                 -                 -
   Redeemed                                                 (262,426)       (2,232,443)         (156,156)       (1,195,730)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   124,613   $     1,064,822           339,781   $     2,626,779
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS L
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER, 31 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
GROWTH EQUITY FUND
   Sold                                                   17,579,200   $   133,564,752        14,621,137   $    99,077,321
   Issued as reinvestment of dividends                        94,541           742,148                 -                 -
   Redeemed                                               (9,283,717)      (70,790,762)       (4,090,290)      (27,613,437)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 8,390,024   $    63,516,138        10,530,847   $    71,463,884
                                                     ===============   ===============   ===============   ===============
AGGRESSIVE GROWTH FUND
   Sold                                                   16,057,982   $    86,646,393         9,749,653   $    43,555,968
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (5,685,771)      (31,208,782)       (2,674,800)      (11,585,230)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                10,372,211   $    55,437,611         7,074,853   $    31,970,738
                                                     ===============   ===============   ===============   ===============
OTC 100 FUND
   Sold                                                    1,814,901   $     6,857,084         3,340,670   $    10,614,736
   Issued as reinvestment of dividends                         7,958            32,945                 -                 -
   Redeemed                                               (2,762,565)      (10,396,455)       (1,739,497)       (5,490,402)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                  (939,706)  $    (3,506,426)        1,601,173   $     5,124,334
                                                     ===============   ===============   ===============   ===============
FOCUSED VALUE FUND
   Sold                                                    4,229,003   $    74,091,977         4,904,100   $    70,237,412
   Issued as reinvestment of dividends                       502,933         8,907,603           157,067         2,670,064
   Redeemed                                               (2,351,801)      (41,051,089)       (1,661,669)      (24,317,102)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 2,380,135   $    41,948,491         3,399,498   $    48,590,374
                                                     ===============   ===============   ===============   ===============
SMALL COMPANY VALUE FUND
   Sold                                                    8,151,461   $   107,591,499         3,232,849   $    34,859,010
   Issued as reinvestment of dividends                       186,122         2,590,679            10,511           127,393
   Redeemed                                               (3,353,832)      (44,640,669)         (461,200)       (4,675,051)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 4,983,751   $    65,541,509         2,782,160   $    30,311,352
                                                     ===============   ===============   ===============   ===============
MID CAP GROWTH EQUITY FUND
   Sold                                                      896,480   $     7,067,781         2,375,688   $    15,697,924
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (1,053,939)       (8,217,063)       (1,844,732)      (12,668,746)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                  (157,459)  $    (1,149,282)          530,956   $     3,029,178
                                                     ===============   ===============   ===============   ===============
MID CAP GROWTH EQUITY II FUND
   Sold                                                   20,723,308   $   247,947,740        12,993,997   $   126,034,640
   Issued as reinvestment of dividends                        57,376           760,234                 -                 -
   Redeemed                                              (10,265,105)     (122,066,127)       (7,302,467)      (69,729,161)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                10,515,579   $   126,641,847         5,691,530   $    56,305,479
                                                     ===============   ===============   ===============   ===============
SMALL CAP GROWTH EQUITY FUND
   Sold                                                    2,321,511   $    30,021,702         3,696,140   $    40,802,603
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (2,773,073)      (35,355,997)       (1,960,874)      (20,844,044)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                  (451,562)  $    (5,334,295)        1,735,266   $    19,958,559
                                                     ===============   ===============   ===============   ===============
SMALL COMPANY GROWTH FUND
   Sold                                                    2,771,167   $    28,958,161         2,388,359   $    19,961,294
   Issued as reinvestment of dividends                       329,844         3,083,946           153,253         1,656,669
   Redeemed                                               (2,207,367)      (22,072,595)         (666,759)       (6,392,519)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   893,644   $     9,969,512         1,874,853   $    15,225,444
                                                     ===============   ===============   ===============   ===============
EMERGING GROWTH FUND
   Sold                                                    4,070,900   $    21,784,186         6,550,055   $    28,228,188
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (2,627,951)      (13,964,644)       (2,891,606)      (12,927,911)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 1,442,949   $     7,819,542         3,658,449   $    15,300,277
                                                     ===============   ===============   ===============   ===============
OVERSEAS FUND
   Sold                                                   10,489,269   $   105,030,029         7,440,493   $    60,245,750
   Issued as reinvestment of dividends                       431,560         4,725,573            24,525           233,726
   Redeemed                                               (3,451,068)      (34,822,430)       (1,576,408)      (12,709,569)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 7,469,761   $    74,933,172         5,888,610   $    47,769,907
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS L
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER, 31 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
STRATEGIC BALANCED FUND**
   Sold                                                   13,219,946   $   134,087,075                50   $           500
   Issued as reinvestment of dividends                        80,175           838,631                 -                 -
   Redeemed                                               (3,281,078)      (33,145,021)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                10,019,043   $   101,780,685                50   $           500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT INCOME FUND**
   Sold                                                   11,850,113   $   121,638,909            10,050   $       100,500
   Issued as reinvestment of dividends                       287,618         2,971,092                 -                 -
   Redeemed                                               (2,688,100)      (27,477,582)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 9,449,631   $    97,132,419            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2010 FUND**
   Sold                                                    2,244,801   $    23,790,832            10,050   $       100,500
   Issued as reinvestment of dividends                        39,992           421,920                 -                 -
   Redeemed                                                 (127,650)       (1,321,900)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 2,157,143   $    22,890,852            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2020 FUND**
   Sold                                                   24,187,042   $   249,399,080            10,050   $       100,500
   Issued as reinvestment of dividends                       407,668         4,390,594                 -                 -
   Redeemed                                               (4,920,794)      (50,754,243)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                19,673,916   $   203,035,431            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2030 FUND**
   Sold                                                   18,626,424   $   192,674,101            10,050   $       100,500
   Issued as reinvestment of dividends                       159,936         1,781,683                 -                 -
   Redeemed                                               (3,696,909)      (38,444,009)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                15,089,451   $   156,011,775            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2040 FUND**
   Sold                                                   11,458,179   $   118,281,908            10,050   $       100,500
   Issued as reinvestment of dividends                        67,358           760,477                 -                 -
   Redeemed                                               (2,539,015)      (26,545,138)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 8,986,522   $    92,497,247            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS Y
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
DIVERSIFIED VALUE FUND*
   Sold                                                      135,387   $     1,360,337                 -   $             -
   Issued as reinvestment of dividends                           644             7,058                 -                 -
   Redeemed                                                  (19,612)         (212,702)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   116,419   $     1,154,693                 -   $             -
                                                     ===============   ===============   ===============   ===============
FUNDAMENTAL VALUE FUND
   Sold                                                    4,467,641   $    45,379,836         4,020,893   $    36,700,178
   Issued as reinvestment of dividends                       231,933         2,502,554            72,769           729,717
   Redeemed                                               (1,771,906)      (17,978,886)       (1,015,092)       (9,108,373)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 2,927,668   $    29,903,504         3,078,570   $    28,321,522
                                                     ===============   ===============   ===============   ===============
VALUE EQUITY FUND
   Sold                                                      225,359   $     2,194,783           221,685   $     1,822,476
   Issued as reinvestment of dividends                         8,531            89,995             5,283            50,613
   Redeemed                                                 (311,699)       (3,041,706)         (856,867)       (7,899,033)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   (77,809)  $      (756,928)         (629,899)  $    (6,025,944)
                                                     ===============   ===============   ===============   ===============
LARGE CAP VALUE FUND
   Sold                                                    5,816,465   $    56,900,285         4,183,235   $    34,740,890
   Issued as reinvestment of dividends                        83,718           875,693            56,845           533,770
   Redeemed                                               (2,107,940)      (20,560,219)       (1,324,754)      (10,531,114)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 3,792,243   $    37,215,759         2,915,326   $    24,743,546
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS Y
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
INDEXED EQUITY FUND
   Sold                                                   16,730,617   $   175,934,975        18,812,869   $   165,250,556
   Issued as reinvestment of dividends                       532,859         5,973,344           311,309         3,195,304
   Redeemed                                               (8,925,948)      (94,243,027)      (14,401,721)     (126,005,507)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 8,337,528   $    87,665,292         4,722,457   $    42,440,353
                                                     ===============   ===============   ===============   ===============
BLUE CHIP GROWTH FUND
   Sold                                                      164,037   $     1,392,050           470,819   $     3,460,800
   Issued as reinvestment of dividends                         3,277            28,937             1,134             9,505
   Redeemed                                                 (108,197)         (914,511)         (162,249)       (1,198,104)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    59,117   $       506,476           309,704   $     2,272,201
                                                     ===============   ===============   ===============   ===============
LARGE CAP GROWTH FUND
   Sold                                                      101,054   $       852,261           890,829   $     7,334,967
   Issued as reinvestment of dividends                         1,696            15,470             1,365            11,604
   Redeemed                                                  (10,615)          (89,359)             (712)           (5,599)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    92,135   $       778,372           891,482   $     7,340,972
                                                     ===============   ===============   ===============   ===============
GROWTH EQUITY FUND
   Sold                                                    3,139,732   $    23,654,100         5,009,199   $    35,468,431
   Issued as reinvestment of dividends                        56,485           445,656                 -                 -
   Redeemed                                               (2,417,698)      (18,330,958)       (2,987,297)      (21,042,124)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   778,519   $     5,768,798         2,021,902   $    14,426,307
                                                     ===============   ===============   ===============   ===============
AGGRESSIVE GROWTH FUND
   Sold                                                    3,230,688   $    17,620,416         1,707,639   $     7,316,453
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (1,301,823)       (7,030,571)         (910,308)       (3,881,989)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 1,928,865   $    10,589,845           797,331   $     3,434,464
                                                     ===============   ===============   ===============   ===============
OTC 100 FUND
   Sold                                                      562,288   $     2,117,814           960,170   $     3,129,067
   Issued as reinvestment of dividends                         3,993            16,612                 -                 -
   Redeemed                                                 (665,667)       (2,503,774)         (342,585)       (1,167,196)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   (99,386)  $      (369,348)          617,585   $     1,961,871
                                                     ===============   ===============   ===============   ===============
FOCUSED VALUE FUND
   Sold                                                    2,602,820   $    45,713,400         2,988,879   $    43,355,706
   Issued as reinvestment of dividends                       293,324         5,220,816           105,650         1,802,272
   Redeemed                                               (2,255,841)      (39,395,130)       (2,272,211)      (33,152,796)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   640,303   $    11,539,086           822,318   $    12,005,182
                                                     ===============   ===============   ===============   ===============
SMALL COMPANY VALUE FUND
   Sold                                                    4,383,938   $    56,817,210         2,151,564   $    23,257,286
   Issued as reinvestment of dividends                       172,137         2,392,253            19,731           239,724
   Redeemed                                               (1,424,746)      (18,421,301)         (576,360)       (5,614,962)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 3,131,329   $    40,788,162         1,594,935   $    17,882,048
                                                     ===============   ===============   ===============   ===============
MID CAP GROWTH EQUITY FUND
   Sold                                                      754,765   $     5,975,967           980,393   $     6,740,328
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (1,071,814)       (8,502,624)         (472,212)       (3,238,161)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                  (317,049)  $    (2,526,657)          508,181   $     3,502,167
                                                     ===============   ===============   ===============   ===============
MID CAP GROWTH EQUITY II FUND
   Sold                                                    4,068,903   $    48,857,900         2,166,833   $    20,274,872
   Issued as reinvestment of dividends                        13,555           180,956                 -                 -
   Redeemed                                               (1,176,886)      (13,941,647)       (1,034,616)       (9,680,614)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 2,905,572   $    35,097,209         1,132,217   $    10,594,258
                                                     ===============   ===============   ===============   ===============
SMALL CAP GROWTH EQUITY FUND
   Sold                                                    2,692,460   $    34,900,142         4,717,107   $    52,466,384
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (3,172,040)      (40,699,201)       (2,703,476)      (29,718,108)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                  (479,580)  $    (5,799,059)        2,013,631   $    22,748,276
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS Y
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
SMALL COMPANY GROWTH FUND
   Sold                                                    1,552,489   $    16,502,001         2,566,028   $    26,459,308
   Issued as reinvestment of dividends                       293,717         2,770,556           160,293         1,737,578
   Redeemed                                               (1,326,119)      (13,511,045)         (724,421)       (6,530,433)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   520,087   $     5,761,512         2,001,900   $    21,666,453
                                                     ===============   ===============   ===============   ===============
EMERGING GROWTH FUND
   Sold                                                      309,721   $     1,670,265           214,869   $       921,314
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                                 (156,462)         (811,425)          (95,447)         (417,223)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   153,259   $       858,840           119,422   $       504,091
                                                     ===============   ===============   ===============   ===============
OVERSEAS FUND
   Sold                                                    2,900,296   $    29,328,745         6,079,822   $    50,735,588
   Issued as reinvestment of dividends                       235,336         2,583,995            26,982           257,679
   Redeemed                                               (2,192,861)      (22,815,525)       (1,151,540)       (9,884,442)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   942,771   $     9,097,215         4,955,264   $    41,108,825
                                                     ===============   ===============   ===============   ===============
STRATEGIC BALANCED FUND**
   Sold                                                   11,877,606   $   120,568,240                50   $           500
   Issued as reinvestment of dividends                        83,874           878,160                 -                 -
   Redeemed                                               (2,492,355)      (25,271,229)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 9,469,125   $    96,175,171                50   $           500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT INCOME FUND**
   Sold                                                    8,067,040   $    81,352,155            10,050   $       100,500
   Issued as reinvestment of dividends                       239,689         2,475,992                 -                 -
   Redeemed                                                 (527,841)       (5,383,414)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 7,778,888   $    78,444,733            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2010 FUND**
   Sold                                                      530,705   $     5,483,429            10,050   $       100,500
   Issued as reinvestment of dividends                         9,678           102,102                 -                 -
   Redeemed                                                  (19,586)         (206,557)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   520,797   $     5,378,974            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2020 FUND**
   Sold                                                      961,141   $     9,957,098            10,050   $       100,500
   Issued as reinvestment of dividends                        20,371           219,396                 -                 -
   Redeemed                                                  (40,242)         (423,677)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   941,270   $     9,752,817            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2030 FUND**
   Sold                                                      295,765   $     3,069,519            10,050   $       100,500
   Issued as reinvestment of dividends                         3,219            35,833                 -                 -
   Redeemed                                                  (24,371)         (261,394)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   274,613   $     2,843,958            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2040 FUND**
   Sold                                                       50,006   $       524,724            10,050   $       100,500
   Issued as reinvestment of dividends                           356             4,016                 -                 -
   Redeemed                                                   (7,544)          (81,751)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    42,818   $       446,989            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS S
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
DIVERSIFIED VALUE FUND*
   Sold                                                   16,371,933   $   163,819,461                 -   $             -
   Issued as reinvestment of dividends                        92,810         1,016,271                 -                 -
   Redeemed                                                 (612,953)       (6,536,523)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                15,851,790   $   158,299,209                 -   $             -
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS S
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
FUNDAMENTAL VALUE FUND
   Sold                                                   17,639,272   $   179,242,561        14,059,260   $   127,143,240
   Issued as reinvestment of dividends                       648,494         7,003,736           226,108         2,269,500
   Redeemed                                              (10,874,862)     (110,517,767)       (4,495,599)      (38,860,754)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 7,412,904   $    75,728,530         9,789,769   $    90,551,986
                                                     ===============   ===============   ===============   ===============
VALUE EQUITY FUND
   Sold                                                    1,329,444   $    13,017,993         1,834,862   $    14,801,120
   Issued as reinvestment of dividends                       166,814         1,758,220           104,180           997,000
   Redeemed                                               (3,606,466)      (35,397,914)       (2,769,503)      (24,297,747)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                (2,110,208)  $   (20,621,701)         (830,461)  $    (8,499,627)
                                                     ===============   ===============   ===============   ===============
LARGE CAP VALUE FUND
   Sold                                                   19,894,965   $   194,413,730        11,403,841   $    93,242,165
   Issued as reinvestment of dividends                       310,085         3,246,587           258,612         2,430,954
   Redeemed                                              (14,526,540)     (141,645,724)       (7,684,155)      (60,961,138)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 5,678,510   $    56,014,593         3,978,298   $    34,711,981
                                                     ===============   ===============   ===============   ===============
INDEXED EQUITY FUND
   Sold                                                   18,568,838   $   196,456,807        29,568,865   $   263,944,559
   Issued as reinvestment of dividends                       896,750        10,142,244           731,432         7,573,075
   Redeemed                                              (23,806,406)     (255,765,522)      (31,109,363)     (278,668,784)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                (4,340,818)  $   (49,166,471)         (809,066)  $    (7,151,150)
                                                     ===============   ===============   ===============   ===============
BLUE CHIP GROWTH FUND
   Sold                                                    2,708,131   $    22,995,599         5,522,545   $    41,110,836
   Issued as reinvestment of dividends                        69,966           619,898            34,267           287,842
   Redeemed                                               (4,731,108)      (40,248,274)       (5,317,851)      (39,208,068)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                (1,953,011)  $   (16,632,777)          238,961   $     2,190,610
                                                     ===============   ===============   ===============   ===============
LARGE CAP GROWTH FUND
   Sold                                                      286,165   $     2,442,183           586,609   $     4,507,890
   Issued as reinvestment of dividends                         2,505            22,946             2,605            22,220
   Redeemed                                               (2,182,163)      (18,503,482)         (639,134)       (4,893,653)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                (1,893,493)  $   (16,038,353)          (49,920)  $      (363,543)
                                                     ===============   ===============   ===============   ===============
GROWTH EQUITY FUND
   Sold                                                   17,166,717   $   130,579,944        12,470,818   $    87,599,095
   Issued as reinvestment of dividends                       133,011         1,053,451                 -                 -
   Redeemed                                              (17,040,695)     (130,000,895)       (4,899,213)      (33,097,109)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   259,033   $     1,632,500         7,571,605   $    54,501,986
                                                     ===============   ===============   ===============   ===============
AGGRESSIVE GROWTH FUND
   Sold                                                   28,767,144   $   156,609,566        15,554,957   $    70,558,453
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                              (17,339,077)      (93,233,865)       (6,093,757)      (26,592,842)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                11,428,067   $    63,375,701         9,461,200   $    43,965,611
                                                     ===============   ===============   ===============   ===============
OTC 100 FUND
   Sold                                                   11,919,751   $    45,959,137        35,134,790   $   111,598,033
   Issued as reinvestment of dividends                        24,480           102,326                 -                 -
   Redeemed                                              (12,678,318)      (48,015,610)      (31,017,066)      (98,243,358)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                  (734,087)  $    (1,954,147)        4,117,724   $    13,354,675
                                                     ===============   ===============   ===============   ===============
FOCUSED VALUE FUND
   Sold                                                    9,257,285   $   163,535,917        14,396,627   $   211,196,145
   Issued as reinvestment of dividends                       993,993        17,778,703           396,210         6,785,694
   Redeemed                                               (9,382,302)     (164,688,257)       (7,165,949)     (104,324,588)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   868,976   $    16,626,363         7,626,888   $   113,657,251
                                                     ===============   ===============   ===============   ===============
SMALL COMPANY VALUE FUND
   Sold                                                   10,791,611   $   139,439,685         5,321,803   $    55,985,604
   Issued as reinvestment of dividends                       317,202         4,427,748            39,949           486,175
   Redeemed                                               (4,703,420)      (60,269,971)       (3,761,712)      (38,934,225)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 6,405,393   $    83,597,462         1,600,040   $    17,537,554
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS S
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
MID CAP GROWTH EQUITY FUND
   Sold                                                    2,872,743   $    22,965,599         6,246,285   $    43,191,874
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (6,068,060)      (47,908,271)       (5,412,811)      (37,489,005)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                (3,195,317)  $   (24,942,672)          833,474   $     5,702,869
                                                     ===============   ===============   ===============   ===============
MID CAP GROWTH EQUITY II FUND
   Sold                                                   10,070,441   $   119,671,367         5,625,384   $    55,746,939
   Issued as reinvestment of dividends                        28,204           377,653                 -                 -
   Redeemed                                               (5,724,850)      (67,586,495)       (3,377,516)      (31,685,545)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 4,373,795   $    52,462,525         2,247,868   $    24,061,394
                                                     ===============   ===============   ===============   ===============
SMALL CAP GROWTH EQUITY FUND
   Sold                                                    7,202,292   $    94,618,695        12,983,856   $   144,118,829
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (9,657,903)     (125,240,348)       (7,883,000)      (85,908,157)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                (2,455,611)  $   (30,621,653)        5,100,856   $    58,210,672
                                                     ===============   ===============   ===============   ===============
SMALL COMPANY GROWTH FUND
   Sold                                                    2,818,604   $    30,896,633         2,808,668   $    27,638,797
   Issued as reinvestment of dividends                       133,668         1,258,924           127,510         1,383,485
   Redeemed                                               (2,999,939)      (30,766,909)       (1,384,928)      (13,601,275)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   (47,667)  $     1,388,648         1,551,250   $    15,421,007
                                                     ===============   ===============   ===============   ===============
EMERGING GROWTH FUND
   Sold                                                    5,342,673   $    29,089,188         5,425,045   $    25,762,384
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                               (6,575,661)      (35,165,002)       (4,468,363)      (21,569,392)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                (1,232,988)  $    (6,075,814)          956,682   $     4,192,992
                                                     ===============   ===============   ===============   ===============
OVERSEAS FUND
   Sold                                                   15,744,056   $   157,638,482        11,201,407   $    94,937,552
   Issued as reinvestment of dividends                       539,145         5,930,588            55,720           532,683
   Redeemed                                              (11,109,060)     (110,591,436)       (4,612,425)      (40,299,253)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 5,174,141   $    52,977,634         6,644,702   $    55,170,982
                                                     ===============   ===============   ===============   ===============
STRATEGIC BALANCED FUND**
   Sold                                                      371,541   $     3,778,455         1,000,050   $    10,000,500
   Issued as reinvestment of dividends                         2,669            27,942                 -                 -
   Redeemed                                                 (119,572)       (1,222,402)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   254,638   $     2,583,995         1,000,050   $    10,000,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT INCOME FUND**
   Sold                                                       55,974   $       574,688            60,050   $       600,500
   Issued as reinvestment of dividends                         1,560            16,112                 -                 -
   Redeemed                                                   (2,086)          (22,071)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    55,448   $       568,729            60,050   $       600,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2010 FUND**
   Sold                                                      272,080   $     2,828,011            60,050   $       600,500
   Issued as reinvestment of dividends                         3,095            32,686                 -                 -
   Redeemed                                                 (115,789)       (1,201,126)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   159,386   $     1,659,571            60,050   $       600,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2020 FUND**
   Sold                                                    1,253,247   $    12,837,280            60,050   $       600,500
   Issued as reinvestment of dividends                        24,637           265,344                 -                 -
   Redeemed                                                 (188,385)       (1,966,960)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 1,089,499   $    11,135,664            60,050   $       600,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2030 FUND**
   Sold                                                      332,476   $     3,538,326            60,050   $       600,500
   Issued as reinvestment of dividends                         2,773            30,890                 -                 -
   Redeemed                                                  (14,131)         (144,524)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   321,118   $     3,424,692            60,050   $       600,500
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS S
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
DESTINATION RETIREMENT 2040 FUND**
   Sold                                                      138,415   $     1,465,812            60,050   $       600,500
   Issued as reinvestment of dividends                           517             5,838                 -                 -
   Redeemed                                                  (44,652)         (466,892)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    94,280   $     1,004,758            60,050   $       600,500
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS Z
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
INDEXED EQUITY FUND
   Sold                                                    9,313,290   $   102,583,756         3,041,915   $    28,675,874
   Issued as reinvestment of dividends                       188,432         2,131,169            52,827           546,840
   Redeemed                                               (2,113,972)      (22,695,261)       (1,015,641)       (9,401,314)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                 7,387,750   $    82,019,664         2,079,101   $    19,821,400
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS N
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
DIVERSIFIED VALUE FUND*
   Sold                                                       19,296   $       192,964                 -   $             -
   Issued as reinvestment of dividends                            17               182                 -                 -
   Redeemed                                                   (2,201)          (23,634)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    17,112   $       169,512                 -   $             -
                                                     ===============   ===============   ===============   ===============
FUNDAMENTAL VALUE FUND
   Sold                                                       58,836   $       604,415           216,179   $     1,913,146
   Issued as reinvestment of dividends                         2,189            23,398             1,432            14,224
   Redeemed                                                 (105,141)       (1,053,358)          (32,677)         (301,805)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   (44,116)  $      (425,545)          184,934   $     1,625,565
                                                     ===============   ===============   ===============   ===============
VALUE EQUITY FUND
   Sold                                                          597   $         5,791           115,541   $       968,283
   Issued as reinvestment of dividends                           325             3,422               115             1,099
   Redeemed                                                   (7,043)          (73,881)          (95,925)         (847,344)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    (6,121)  $       (64,668)           19,731   $       122,038
                                                     ===============   ===============   ===============   ===============
LARGE CAP VALUE FUND
   Sold                                                       10,756   $       103,125           297,247   $     2,632,032
   Issued as reinvestment of dividends                             -                 -             2,153            19,919
   Redeemed                                                  (40,347)         (408,686)           (1,047)           (8,318)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   (29,591)  $      (305,561)          298,353   $     2,643,633
                                                     ===============   ===============   ===============   ===============
INDEXED EQUITY FUND
   Sold                                                      136,088   $     1,402,331           268,213   $     2,472,712
   Issued as reinvestment of dividends                         3,107            34,299             2,395            24,237
   Redeemed                                                  (47,689)         (491,666)          (38,009)         (344,793)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    91,506   $       944,964           232,599   $     2,152,156
                                                     ===============   ===============   ===============   ===============
BLUE CHIP GROWTH FUND
   Sold                                                      131,652   $     1,091,361           169,070   $     1,274,373
   Issued as reinvestment of dividends                           210             1,828                34               277
   Redeemed                                                  (60,758)         (507,701)           (3,643)          (28,086)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    71,104   $       585,488           165,461   $     1,246,564
                                                     ===============   ===============   ===============   ===============
LARGE CAP GROWTH FUND
   Sold                                                           75   $           626               328   $         2,676
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                                  (14,389)         (118,421)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   (14,314)  $      (117,795)              328   $         2,676
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS N
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
GROWTH EQUITY FUND
   Sold                                                       50,257   $       380,276           210,906   $     1,478,702
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                                  (84,028)         (624,802)           (1,522)          (10,822)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                   (33,771)  $      (244,526)          209,384   $     1,467,880
                                                     ===============   ===============   ===============   ===============
AGGRESSIVE GROWTH FUND
   Sold                                                      108,571   $       577,010           103,282   $       497,734
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                                  (41,362)         (219,831)             (886)           (4,192)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    67,209   $       357,179           102,396   $       493,542
                                                     ===============   ===============   ===============   ===============
OTC 100 FUND
   Sold                                                       80,680   $       289,743               681   $         2,462
   Issued as reinvestment of dividends                            52               209                 -                 -
   Redeemed                                                  (14,683)          (52,604)              (54)             (194)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    66,049   $       237,348               627   $         2,268
                                                     ===============   ===============   ===============   ===============
FOCUSED VALUE FUND
   Sold                                                       20,781   $       363,187            45,810   $       722,604
   Issued as reinvestment of dividends                         2,765            47,908             1,274            21,343
   Redeemed                                                  (20,212)         (351,195)           (1,866)          (29,092)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                     3,334   $        59,900            45,218   $       714,855
                                                     ===============   ===============   ===============   ===============
SMALL COMPANY VALUE FUND
   Sold                                                       37,712   $       483,482            35,883   $       371,407
   Issued as reinvestment of dividends                         1,259            17,197               105             1,262
   Redeemed                                                  (21,702)         (279,351)             (263)           (2,861)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    17,269   $       221,328            35,725   $       369,808
                                                     ===============   ===============   ===============   ===============
MID CAP GROWTH EQUITY FUND
   Sold                                                        1,055   $         8,309               859   $         6,303
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                                   (1,914)          (14,570)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                      (859)  $        (6,261)              859   $         6,303
                                                     ===============   ===============   ===============   ===============
MID CAP GROWTH EQUITY II FUND
   Sold                                                       56,954   $       658,756            45,095   $       463,070
   Issued as reinvestment of dividends                           161             2,083                 -                 -
   Redeemed                                                  (28,184)         (343,843)           (1,949)          (19,558)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    28,931   $       316,996            43,146   $       443,512
                                                     ===============   ===============   ===============   ===============
SMALL CAP GROWTH EQUITY FUND
   Sold                                                       51,215   $       639,340               482   $         5,593
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                                   (5,196)          (64,887)             (170)           (1,988)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    46,019   $       574,453               312   $         3,605
                                                     ===============   ===============   ===============   ===============
SMALL COMPANY GROWTH FUND
   Sold                                                       20,744   $       226,349            74,103   $       733,504
   Issued as reinvestment of dividends                         5,921            54,377             4,173            44,438
   Redeemed                                                  (24,945)         (256,605)           (2,839)          (27,852)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                     1,720   $        24,121            75,437   $       750,090
                                                     ===============   ===============   ===============   ===============
OVERSEAS FUND
   Sold                                                       54,905   $       539,302            26,242   $       211,409
   Issued as reinvestment of dividends                         1,611            17,450                 -                 -
   Redeemed                                                   (1,978)          (19,993)          (13,336)         (117,095)
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    54,538   $       536,759            12,906   $        94,314
                                                     ===============   ===============   ===============   ===============
STRATEGIC BALANCED FUND**
   Sold                                                       45,704   $       456,152                50   $           500
   Issued as reinvestment of dividends                           122             1,271                 -                 -
   Redeemed                                                   (5,499)          (54,678)                -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                    40,327   $       402,745                50   $           500
                                                     ===============   ===============   ===============   ===============

                                                                                    CLASS N
                                                                                    -------
                                                       YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT             SHARES           AMOUNT
                                                     ---------------   ---------------   ---------------   ---------------
DESTINATION RETIREMENT INCOME FUND**
   Sold                                                            5   $            52            10,050   $       100,500
   Issued as reinvestment of dividends                             1                14                 -                 -
   Redeemed                                                        -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                         6   $            66            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2010 FUND**
   Sold                                                           95   $         1,008            10,050   $       100,500
   Issued as reinvestment of dividends                             2                20                 -                 -
   Redeemed                                                        -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                        97   $         1,028            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2020 FUND**
   Sold                                                          466   $         5,034            10,050   $       100,500
   Issued as reinvestment of dividends                             8                87                 -                 -
   Redeemed                                                        -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                       474   $         5,121            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2030 FUND**
   Sold                                                          141   $         1,553            10,050   $       100,500
   Issued as reinvestment of dividends                             1                11                 -                 -
   Redeemed                                                        -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                       142   $         1,564            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============
DESTINATION RETIREMENT 2040 FUND**
   Sold                                                           18   $           200            10,050   $       100,500
   Issued as reinvestment of dividends                             -                 -                 -                 -
   Redeemed                                                        -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
   Net increase (decrease)                                        18   $           200            10,050   $       100,500
                                                     ===============   ===============   ===============   ===============

* DIVERSIFIED VALUE FUND COMMENCED OPERATIONS ON OCTOBER 15, 2004. ** THE FUNDS COMMENCED OPERATIONS ON DECEMBER 31, 2003.

Redemptions or exchanges of Class N made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The distributor receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended December 31, 2004 were all waived.

6.   FOREIGN SECURITIES

The Overseas Funds invest substantially all of their assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7.   FEDERAL INCOME TAX INFORMATION

At December 31, 2004, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

                                                         FEDERAL           TAX BASIS          TAX BASIS        NET UNREALIZED
                                                        INCOME TAX         UNREALIZED         UNREALIZED       APPRECIATION/
                                                           COST           APPRECIATION       DEPRECIATION      (DEPRECIATION)
                                                     ----------------   ----------------   ----------------   ----------------
Diversified Value Fund                               $    184,144,902   $     42,693,640   $     (4,738,298)  $     37,955,342
Fundamental Value Fund                                    828,087,991        132,390,131        (10,691,913)       121,698,218
Value Equity Fund                                          86,317,691         10,858,221           (432,339)        10,425,882
Large Cap Value Fund                                    1,013,141,732        219,402,841        (15,104,019)       204,298,822
Indexed Equity Fund                                     1,799,757,482        295,931,589       (207,666,907)        88,264,682
Blue Chip Growth Fund                                     435,673,801         52,503,046        (27,392,387)        25,110,659
Large Cap Growth Fund                                      39,294,040          5,524,537           (862,713)         4,661,824
Growth Equity Fund                                        833,178,977         82,260,473        (22,754,114)        59,506,359
Aggressive Growth Fund                                    480,524,254         78,425,094         (6,559,278)        71,865,816
OTC 100 Fund                                               80,743,788         11,671,813         (2,048,139)         9,623,674
Focused Value Fund                                        717,336,013        177,789,608         (1,215,894)       176,573,714
Small Company Value Fund                                  515,758,483         97,634,624         (4,063,176)        93,571,448
Mid Cap Growth Equity Fund                                143,672,394         32,004,053           (196,503)        31,807,550
Mid Cap Growth Equity II Fund                             867,968,243        197,342,656        (10,686,113)       186,656,543
Small Cap Growth Equity Fund                              527,451,622        125,801,132        (11,835,906)       113,965,226
Small Company Growth Fund                                 217,655,793         18,826,835         (9,921,363)         8,905,472
Emerging Growth Fund                                      157,482,956         22,964,382         (3,214,543)        19,749,839
Overseas Fund                                             539,171,991        121,287,416           (280,150)       121,007,266
Strategic Balanced Fund                                   281,158,374         14,400,825         (5,419,222)         8,981,603
Destination Retirement Income Fund                        189,582,712          3,763,591         (1,705,217)         2,058,374
Destination Retirement 2010 Fund                           38,016,011            531,264           (332,060)           199,204
Destination Retirement 2020 Fund                          246,620,270         11,411,195         (1,524,141)         9,887,054
Destination Retirement 2030 Fund                          184,523,037         12,836,408           (168,805)        12,667,603
Destination Retirement 2040 Fund                          101,822,763          8,579,496                  -          8,579,496

At December 31, 2004, the following Funds had available, for Federal income tax purposes, unused capital losses:

                                                         EXPIRING           EXPIRING           EXPIRING           EXPIRING
                                                           2009               2010               2011               2012
                                                     ----------------   ----------------   ----------------   ----------------
Large Cap Value Fund                                 $     22,553,575   $     38,862,582   $     10,621,856   $      9,443,094
Indexed Equity Fund                                                 -         32,615,009                  -                  -
Blue Chip Growth Fund                                      17,582,488         42,088,672         16,672,836          4,152,321
Large Cap Growth Fund                                               -          1,049,665          2,883,177                  -
Growth Equity Fund                                         82,533,323         98,921,181                  -                  -
Aggressive Growth Fund                                     41,500,727         39,256,002                  -                  -
OTC 100 Fund                                                2,229,926          5,742,042         13,741,961          7,702,832
Mid Cap Growth Equity Fund                                 71,132,190         35,977,324            976,172                  -
Small Cap Growth Equity Fund                                6,237,521         49,322,723          4,198,095                  -
Emerging Growth Fund                                       27,011,885         28,322,542                  -                  -
Strategic Balanced Fund                                             -                  -                  -            884,676

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                                                         ORDINARY           LONG TERM          RETURN OF
                                                          INCOME          CAPITAL GAIN          CAPITAL
                                                     ----------------   ----------------   ----------------
Diversified Value Fund                               $        980,229   $        180,563   $              -
Fundamental Value Fund                                      9,230,146          8,821,000                  -
Value Equity Fund                                             850,699          1,951,422                  -
Large Cap Value Fund                                        6,927,379                  -                  -
Indexed Equity Fund                                        24,506,535                  -                  -
Blue Chip Growth Fund                                       2,430,115                  -                  -
Large Cap Growth Fund                                          49,090                  -                  -
Growth Equity Fund                                          2,248,418                  -                  -
Aggressive Growth Fund                                              -                  -                  -
OTC 100 Fund                                                  186,616                  -                  -
Focused Value Fund                                         22,662,250         21,808,443                  -
Small Company Value Fund                                    5,361,515          6,543,367                  -
Mid Cap Growth Equity II Fund                                       -          1,714,298                  -
Small Company Growth Fund                                   6,254,063          6,200,251                  -
Emerging Growth Fund                                                -                  -                  -
Overseas Fund                                               6,402,902         10,245,095                  -
Strategic Balanced Fund                                     2,102,969                  -                  -
Destination Retirement Income Fund                          5,155,878            678,878                  -
Destination Retirement 2010 Fund                              658,017             47,421                  -
Destination Retirement 2020 Fund                            4,612,068            707,954                  -
Destination Retirement 2030 Fund                            1,985,729             90,605                  -
Destination Retirement 2040 Fund                              757,526             64,645                  -

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                                                         ORDINARY           LONG TERM          RETURN OF
                                                          INCOME          CAPITAL GAIN          CAPITAL
                                                     ----------------   ----------------   ----------------
Fundamental Value Fund                               $      5,083,758   $              -   $              -
Value Equity Fund                                           1,346,552                  -                  -
Large Cap Value Fund                                        4,685,340                  -                  -
Indexed Equity Fund                                        14,510,579                  -                  -
Blue Chip Growth Fund                                         654,624                  -                  -
Large Cap Growth Fund                                          33,824                  -                  -
Focused Value Fund                                         15,004,209                  -                  -
Small Company Value Fund                                      612,730            370,681                  -
Small Company Growth Fund                                   6,445,061            868,337                  -
Overseas Fund                                               1,102,355                  -                  -

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                         UNDISTRIBUTED
                                                                           LONG TERM
                                                       UNDISTRIBUTED      CAPITAL GAIN/          OTHER
                                                         ORDINARY         (CAPITAL LOSS        TEMPORARY         UNREALIZED
                                                          INCOME           CARRYOVER)         DIFFERENCES       APPRECIATION
                                                     ----------------   ----------------   ----------------   ----------------
Diversified Value Fund                               $         46,094   $        590,244   $         (1,670)  $     37,955,223
Fundamental Value Fund                                              -                  -           (749,114)       121,698,219
Value Equity Fund                                                   -          1,606,816             (2,330)        10,425,882
Large Cap Value Fund                                          410,694        (81,481,107)        (3,104,712)       204,298,651
Indexed Equity Fund                                             3,075        (32,615,009)          (470,851)        88,700,931
Blue Chip Growth Fund                                               -        (80,496,317)        (2,770,213)        25,110,659
Large Cap Growth Fund                                               -         (3,932,842)           (38,940)         4,661,824
Growth Equity Fund                                                  -       (181,454,504)           (17,195)        59,506,374
Aggressive Growth Fund                                              -        (80,756,729)          (850,270)        71,865,816
OTC 100 Fund                                                        -        (29,416,761)            (3,983)         9,625,331
Focused Value Fund                                            700,047         11,997,245            (12,597)       176,573,714
Small Company Value Fund                                    1,143,987          2,751,421             (4,085)        93,571,448
Mid Cap Growth Equity Fund                                          -       (108,085,686)            (5,251)        31,807,550
Mid Cap Growth Equity II Fund                               2,369,895          2,695,398            (13,244)       186,652,430
Small Cap Growth Equity Fund                                        -        (59,758,339)           (11,237)       113,965,226
Small Company Growth Fund                                   3,125,101            257,333             (2,288)         8,905,472
Emerging Growth Fund                                                -        (55,334,427)            (3,692)        19,749,839
Overseas Fund                                               1,905,598          2,358,621            (58,742)       118,247,603
Strategic Balanced Fund                                         3,662           (884,676)          (283,042)         8,596,617
Destination Retirement Income Fund                            667,879            259,422             (1,037)         2,058,374
Destination Retirement 2010 Fund                                2,784             64,644                (59)           199,204
Destination Retirement 2020 Fund                                    -            941,584             (1,383)         9,887,054
Destination Retirement 2030 Fund                              216,168          1,034,656             (1,095)        12,667,603
Destination Retirement 2040 Fund                              283,616            680,711               (662)         8,579,496

The following Funds have elected to defer to January 1, 2005 post-October losses:

                                                        AMOUNT
                                                     ------------
Fundamental Value Fund                               $    739,181
Large Cap Value Fund                                    3,084,816
Blue Chip Growth Fund                                   2,759,301
Large Cap Growth Fund                                      38,105
Aggressive Growth Fund                                    840,110
Strategic Balanced Fund                                   338,056

The following Funds have elected to defer to January 1, 2005 post-October currency losses:

                                                        AMOUNT
                                                     ------------
Diversified Value Fund                               $        119
Mid Cap Growth Equity II Fund                               1,085
Overseas Fund                                           2,825,187
Strategic Balanced Fund                                   444,870

8.   INVESTMENT IN AFFILIATED ISSUERS

A summary of the Fund's transactions in the securities of the affiliated issuers during the year ended December 31, 2004, is as follows:

                                    VALUE,                                          VALUE,                           NET
                                  BEGINNING                         SALES           END OF         DIVIDEND        REALIZED
                                  OF PERIOD       PURCHASES        PROCEEDS         PERIOD          INCOME        GAIN/LOSS
                                --------------  --------------  --------------  --------------  --------------  --------------
DESTINATION RETIREMENT
 INCOME FUND
Core Bond Fund,
 Class S                        $      170,425  $   37,523,835  $    2,568,136  $   34,451,963  $    1,252,833  $      262,792
Diversified Bond
 Fund, Class S                         160,400      37,115,541       2,435,377      34,451,875       1,182,231         157,626
Growth Equity Fund,
 Class S                                90,225      17,523,483       4,837,039      13,468,033          59,437               -
Inflation-Protected Bond
 Fund, Class S                         170,425      38,176,957       2,585,427      36,182,203       1,000,348          30,599
Large Cap Value Fund,
 Class S                                90,225      17,563,939       5,398,056      13,479,934          99,892               -
Money Market Fund,
 Class S                                50,125      10,290,109         758,508       9,581,726          45,498               -
Overseas Fund, Class S                  50,125      10,122,484       1,404,195       9,798,316          80,765         193,446
Short-Duration Bond Fund,
 Class S                               150,375      31,525,479       2,250,747      28,725,042       1,075,770          86,423
Small Company
 Opportunities Fund,
 Class S                                70,175      26,902,382      16,737,427      11,501,994          20,382         645,251
                                --------------  --------------  --------------  --------------  --------------  --------------
TOTALS                          $    1,002,500  $  226,744,209  $   38,974,912  $  191,641,086  $    4,817,156  $    1,376,137
                                ==============  ==============  ==============  ==============  ==============  ==============

                                    VALUE,                                          VALUE,                           NET
                                  BEGINNING                         SALES           END OF         DIVIDEND        REALIZED
                                  OF PERIOD       PURCHASES        PROCEEDS         PERIOD          INCOME        GAIN/LOSS
                                --------------  --------------  --------------  --------------  --------------  --------------
DESTINATION RETIREMENT
 2010 FUND
Core Bond Fund, Class S         $      150,375  $    5,778,334  $      222,091  $    5,642,168  $      104,768  $       18,875
Diversified Bond Fund,
 Class S                               150,375       5,843,741         222,091       5,653,289         166,806          22,240
Fundamental Value Fund,
 Class S                                50,125       1,920,960          74,030       1,938,331          19,527          16,535
Growth Equity Fund,
 Class S                               110,275       4,163,045         162,867       4,205,878          16,270               -
Inflation-Protected Bond
 Fund, Class S                         150,375       5,794,338         222,091       5,692,847         135,490           4,144
Large Cap Value Fund,
 Class S                                60,150       2,276,961          88,836       2,318,390          15,079               -
Mid Cap Growth Equity II
 Fund, Class S                          50,125       1,888,100          74,030       1,975,558               -           3,201
Money Market Fund,
 Class S                                50,125       1,889,970          74,723       1,865,372           2,796               -
Overseas Fund, Class S                  70,175       2,707,697         103,641       2,791,585          20,274          48,561
Short-Duration Bond Fund,
 Class S                               100,250       3,900,076         148,061       3,748,042         120,592           9,688
Small Company
 Opportunities Fund,
 Class S                                60,150       3,232,742       1,013,244       2,383,755           1,495          44,962
                                --------------  --------------  --------------  --------------  --------------  --------------
TOTALS                          $    1,002,500  $   39,395,964  $    2,405,705  $   38,215,215  $      603,097  $      168,206
                                ==============  ==============  ==============  ==============  ==============  ==============

                                    VALUE,                                          VALUE,                           NET
                                  BEGINNING                         SALES           END OF         DIVIDEND        REALIZED
                                  OF PERIOD       PURCHASES        PROCEEDS         PERIOD          INCOME        GAIN/LOSS
                                --------------  --------------  --------------  --------------  --------------  --------------
DESTINATION RETIREMENT
 2020 FUND
Aggressive Growth Fund,
 Class S                        $       90,225  $   23,264,032  $    1,765,587  $   24,069,988  $            -  $            -
Core Bond Fund, Class S                120,300      32,367,793       2,354,115      29,341,764       1,114,509         234,577
Diversified Bond Fund,
 Class S                               110,275      29,489,729       2,157,939      27,052,746         931,690         124,221
Focused Value Fund, Class S             50,125      13,608,899         980,881      12,998,250               -         684,437
Fundamental Value Fund,
 Class S                                90,225      23,759,323       1,765,587      23,410,772         268,190         227,099
Growth Equity Fund, Class S             90,225      23,363,232       1,765,587      22,517,743          99,200               -
Inflation-Protected Bond
 Fund, Class S                         120,300      31,866,407       2,354,115      29,641,480         822,538          25,160
Large Cap Value Fund,
 Class S                                90,225      23,436,556       1,765,587      23,317,509         172,525               -
Mid Cap Growth Equity II
 Fund, Class S                          50,125      12,949,622         980,881      13,686,368               -          25,158
Overseas Fund, Class S                  90,225      24,038,800       1,765,587      24,650,114         202,920         486,031
Short-Duration Bond Fund,
 Class S                                50,125      13,416,869         980,881      12,127,741         455,791          36,616
Small Company
 Opportunities Fund,
 Class S                                50,125      24,886,164      12,340,874      13,692,849          18,386         583,322
                                --------------  --------------  --------------  --------------  --------------  --------------
TOTALS                          $    1,002,500  $  276,447,426  $   30,977,621  $  256,507,324  $    4,085,749  $    2,426,621
                                ==============  ==============  ==============  ==============  ==============  ==============

                                    VALUE,                                          VALUE,                           NET
                                  BEGINNING                         SALES           END OF         DIVIDEND        REALIZED
                                  OF PERIOD       PURCHASES        PROCEEDS         PERIOD          INCOME        GAIN/LOSS
                                --------------  --------------  --------------  --------------  --------------  --------------
DESTINATION RETIREMENT
 2030 FUND
Aggressive Growth Fund,
 Class S                        $      120,300  $   23,152,522  $    1,579,727  $   24,196,233  $            -  $            -
Diversified Bond Fund,
 Class S                                70,175      14,011,819         921,507      12,995,343         446,628          59,548
Emerging Growth Fund,
 Class S                                60,150      11,576,261         789,863      12,060,216               -               -
Focused Value Fund, Class S             50,125      10,165,377         658,219       9,796,857               -         518,493
Fundamental Value Fund,
 Class S                               130,325      25,620,675       1,711,370      25,519,312         291,737         247,038
Growth Equity Fund, Class S            130,325      25,189,512       1,711,370      24,481,204         107,613               -
Inflation-Protected Bond
 Fund, Class S                          80,200      15,860,634       1,053,151      14,913,400         412,986          12,633
Large Cap Value Fund,
 Class S                               120,300      23,325,765       1,579,727      23,463,713         173,243               -
Mid Cap Growth Equity II
 Fund, Class S                          50,125       9,665,843         658,219      10,334,083               -          18,959
Overseas Fund, Class S                 130,325      25,925,089       1,711,370      26,887,171         220,900         529,097
Small Company Value Fund,
 Class S                                60,150      11,897,397         810,238      12,543,108          24,978         277,200
                                --------------  --------------  --------------  --------------  --------------  --------------
TOTALS                          $    1,002,500  $  196,390,894  $   13,184,761  $  197,190,640  $    1,678,085  $    1,662,968
                                ==============  ==============  ==============  ==============  ==============  ==============

                                    VALUE,                                          VALUE,                           NET
                                  BEGINNING                         SALES           END OF         DIVIDEND        REALIZED
                                  OF PERIOD       PURCHASES        PROCEEDS         PERIOD          INCOME        GAIN/LOSS
                                --------------  --------------  --------------  --------------  --------------  --------------
DESTINATION RETIREMENT
 2040 FUND
Aggressive Growth Fund,
 Class S                        $      150,375  $   16,361,676  $    1,545,619  $   16,807,065  $            -  $            -
Emerging Growth Fund,
 Class S                                60,150       6,544,670         618,247       6,654,415               -               -
Focused Value Fund, Class S             60,150       6,900,396         618,247       6,508,216               -         355,726
Fundamental Value Fund,
 Class S                               150,375      16,714,317       1,545,619      16,313,290         190,950         161,693
Growth Equity Fund, Class S            150,375      16,431,955       1,545,619      15,598,924          70,279               -
Large Cap Value Fund,
 Class S                               150,375      16,484,563       1,545,619      16,253,923         122,887               -
Mid Cap Growth Equity II
 Fund, Class S                          60,150       6,557,604         618,247       6,893,672               -          12,933
Overseas Fund, Class S                 150,375      16,921,264       1,545,619      17,231,868         144,781         346,778
Small Company Value Fund,
 Class S                                70,175       7,838,053         721,290       8,140,886          16,574         186,030
                                --------------  --------------  --------------  --------------  --------------  --------------
TOTALS                          $    1,002,500  $  110,754,498  $   10,304,126  $  110,402,259  $      545,471  $    1,063,160
                                ==============  ==============  ==============  ==============  ==============  ==============

9.   PROXY VOTING (UNAUDITED)

A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission's website at http://www.sec.gov.

10.  QUARTERLY REPORTING (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room, which may be obtained by calling 1-800-SEC-0330.

11.  SUBSEQUENT EVENT

Effective February 17, 2005, Eagle Asset Management, Inc. ("Eagle") replaced MTB Investment Advisors, Inc. ("MTB") as one of the Small Company Growth Fund's Sub-Advisers. Also effective February 17, 2005, EARNEST Partners, LLC became a Co-Sub-Adviser of the Small Company Value Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MASSMUTUAL SELECT FUNDS

We have audited the accompanying statements of assets and liabilities including the schedules of investments of the MassMutual Select Funds (the "Trust"), comprised of the Diversified Value Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund, the Strategic Balanced Fund, the Destination Retirement Income Fund, the Destination Retirement 2010 Fund, the Destination Retirement 2020 Fund, the Destination Retirement 2030 Fund, and the Destination Retirement 2040 Fund, (the "Funds") as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the MassMutual Select Funds as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2005

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers as of December 31, 2004; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-888-309-3539 or by writing MassMutual Select Funds, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

DISINTERESTED TRUSTEES

                                          TERM                                    NUMBER OF
                                       OF OFFICE**                              PORTFOLIOS IN
                                           AND                                       FUND
                          POSITION(S)    LENGTH              PRINCIPAL             COMPLEX           OTHER
   NAME, ADDRESS*,         HELD WITH     OF TIME       OCCUPATION(S) DURING      OVERSEEN BY     DIRECTORSHIPS
     AND AGE                 TRUST        SERVED            PAST 5 YEARS            TRUSTEE      HELD BY TRUSTEE
------------------------  -----------  -----------  ------------------------   --------------   -------------------------
Richard H. Ayers          Trustee of     Since      Retired.                         39         Director, Applera
Age: 62                   the Trust      1996                                                   Corporation; Director
                                                                                                (since 2002), Instron
                                                                                                Corporation.

Mary E. Boland            Trustee of     Since      Attorney at Law (since                      Director (since 1999),
Age: 65                   the Trust      1994       2004); Attorney at Law                      BankNorth Massachusetts;
                                                    (1965-2004), Egan,                          Director (since 1999),
                                                    Flanagan and Cohen, P.C.                    Massachusetts Educational
                                                    (law firm), Springfield,                    Financing Authority.
                                                    MA.

Richard W. Greene         Trustee of     Since      Retired; Vice President          39
Age: 69                   the Trust      1996       for Investments and
                                                    Treasurer (1998-2000),
                                                    University of Rochester
                                                    (private university).

F. William Marshall, Jr.  Trustee of     Since      Consultant (since 1999);         39         Trustee (since 2000),
Age: 62                   the Trust      1996       Chairman (1999), Family                     Board II Oppenheimer
                                                    Bank, F.S.B. (formerly                      Funds.
                                                    SIS Bank); Executive
                                                    Vice President (1999),
                                                    Peoples Heritage
                                                    Financial Group;
                                                    President, Chief
                                                    Executive Officer and
                                                    Director (1993-1999),
                                                    SIS Bancorp, Inc. and
                                                    SIS Bank (formerly,
                                                    Springfield Institution
                                                    for Savings).

Allan W. Blair            Trustee of     Since      President and Chief              39         Director (since 2001),
Age: 56                   the Trust      2003       Executive Officer (since                    Future Works, Inc.
                                                    1996), Economic
                                                    Development Council of
                                                    Western Massachusetts;
                                                    President and Chief
                                                    Executive Officer
                                                    (since 1993), Westmass
                                                    Area Development
                                                    Corporation; President
                                                    and Chief Executive
                                                    Officer (since 1984),
                                                    Westover Metropolitan
                                                    Development Corporation.

R. Alan Hunter, Jr.       Trustee of     Since      Retired.                         39
Age: 58                   the Trust      2003

INTERESTED TRUSTEES

                                          TERM                                    NUMBER OF
                                       OF OFFICE**                              PORTFOLIOS IN
                                           AND                                       FUND
                          POSITION(S)    LENGTH              PRINCIPAL             COMPLEX           OTHER
   NAME, ADDRESS*,         HELD WITH     OF TIME       OCCUPATION(S) DURING      OVERSEEN BY     DIRECTORSHIPS
     AND AGE                 TRUST        SERVED            PAST 5 YEARS            TRUSTEE      HELD BY TRUSTEE
------------------------  -----------  -----------  -------------------------  --------------   -----------------------------
Stuart H. Reese           Chairman       Since      Executive Vice President         41         Chairman (since 1999),
Age: 49                   and            1999       and Chief Investment                        President (1995-1999),
                          Trustee of                Officer (since 1999),                       MassMutual Corporate
                          the Trust                 Chief Executive Director                    Investors and MassMutual
                                                    (1997-1999), MassMutual;                    Participation Investors
                                                    Chairman and Chief                          (closed-end investment
                                                    Executive Officer (since                    companies); Director
                                                    2001), President and                        (since 1999), Merrill
                                                    Chief Executive Officer                     Lynch Derivative Products;
                                                    (1999-2001), Babson                         Chairman (since 1999),
                                                    Capital Management                          Director (since 1996),
                                                    LLC (investment adviser).                   Antares Capital Corporation
                                                                                                (finance company); Director
                                                                                                (since 1996), HYP Management,
                                                                                                Inc. (managing member of
                                                                                                MassMutual High Yield
                                                                                                Partners LLC), and
                                                                                                MMHC Investment, Inc.
                                                                                                (investor in funds
                                                                                                sponsored by MassMutual);
                                                                                                Director (since 1994),
                                                                                                MassMutual Corporate
                                                                                                Value Partners Limited
                                                                                                (investor in debt and
                                                                                                equity securities) and
                                                                                                MassMutual Corporate
                                                                                                Value Limited (parent of
                                                                                                MassMutual Corporate
                                                                                                Value Partners Limited);
                                                                                                President (since 1997),
                                                                                                MassMutual/Darby CBO
                                                                                                IM Inc. (manager of
                                                                                                MassMutual/Darby CBO
                                                                                                LLC, a high yield
                                                                                                bond fund); Advisory
                                                                                                Board Member (since 1995),
                                                                                                Kirtland Capital Partners.

Frederick C. Castellani   Trustee        Since      Executive Vice President         39
Age: 58                   and            2001       (since 2001), Senior Vice
                          President                 President (1996-2001),
                          of the                    MassMutual.
                          Trust

                                          TERM                                    NUMBER OF
                                       OF OFFICE**                              PORTFOLIOS IN
                                           AND                                       FUND
                          POSITION(S)    LENGTH              PRINCIPAL             COMPLEX           OTHER
   NAME, ADDRESS*,         HELD WITH     OF TIME       OCCUPATION(S) DURING      OVERSEEN BY     DIRECTORSHIPS
     AND AGE                 TRUST        SERVED            PAST 5 YEARS            TRUSTEE      HELD BY TRUSTEE
------------------------  -----------  -----------  -------------------------  --------------   -----------------------------
Robert E. Joyal           Trustee of     Since      Retired; President               41         Trustee (since 2003),
Age: 59                   the Trust      2003       (2001-2003), Managing                       President (1999-2003),
                                                    Director (2000-2001)                        MassMutual Corporate
                                                    and Executive Director                      Investors and MassMutual
                                                    (1999-2000), David L.                       Participation Investors
                                                    Babson & Company Inc.;                      (closed-end investment
                                                    Executive Director                          companies); Director
                                                    (1997-1999),                                (since 1996), Antares
                                                    Massachusetts Mutual                        Capital Corporation
                                                    Life Insurance Company.                     (bank loan syndication);
                                                                                                Director (since
                                                                                                1996), First Israel
                                                                                                Mezzanine Investors Ltd.
                                                                                                (general partner and
                                                                                                manager of The Israel
                                                                                                Mezzanine Fund, L.P.);
                                                                                                Director (since 2003),
                                                                                                Pemco Aviation Group, Inc.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                                        NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                                          FUND
                          POSITION(S)    LENGTH                  PRINCIPAL                              COMPLEX
   NAME, ADDRESS*,         HELD WITH     OF TIME           OCCUPATION(S) DURING                       OVERSEEN BY
     AND AGE                 TRUST        SERVED                PAST 5 YEARS                            OFFICER
------------------------  -----------  -----------  -----------------------------------------------  --------------
James S. Collins          Chief          Since      Vice President (since 1999), Second Vice              39
Age: 46                   Financial      2000       President (1990-1999), MassMutual.
                          Officer and
                          Treasurer
                          of
                          Trust

Thomas M. Kinzler         Vice           Since      Vice President and Associate General Counsel          59
Age: 49                   President      1999       (since 1999), Second Vice President and
                          and                       Associate General Counsel (1996-1999),
                          Secretary                 MassMutual.
                          of the
                          Trust

Toby Slodden              Vice           Since      Executive Vice President (since 2003), Senior         39
Age: 47                   President      2003       Vice President (1999-2003), Vice President
                          of the                    (1997-1999), MassMutual.
                          Trust

Michael A. Chong          Vice           Since      Vice President, Compliance (since 2004), Vice         59
Age: 47                   President      2004       President and Associate General Counsel
                          and Chief                 (1999-2004), Second Vice President (1996-1999),
                          Compliance                MassMutual.
                          Officer
                          of
                          the Trust

Ian W. Sheridan           Vice           Since      Vice President (since 2003), MassMutual; Vice         39
Age: 39                   President      2004       President of Marketing and Business
                          of the                    Development (1999-2003), Automatic Data
                          Trust                     Processing (ADP).

* The address of each Trustee and Principal Officer is the same as that for the Trust; 1295 State Street, Springfield, Massachusetts 01111.

** Each Trustee of the Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, a Trustee shall retire and cease to serve as a Trustee as of the first board meeting following the date on which the Trustee attains the age of seventy-two years.

FEDERAL TAX INFORMATION (UNAUDITED)

For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended December 31, 2004 qualified for the dividends received deduction, as follows:

Diversified Value Fund                               100.00%
Fundamental Value Fund                               100.00%
Value Equity Fund                                    100.00%
Large Cap Value Fund                                 100.00%
Indexed Equity Fund                                  100.00%
Blue Chip Growth Fund                                100.00%
Large Cap Growth                                     100.00%
Growth Equity Fund                                   100.00%
OTC 100 Fund                                         100.00%
Focused Value Fund                                    26.65%
Small Company Value Fund                              84.89%
Small Company Growth Fund                              3.67%
Strategic Balanced                                    81.66%
Destination Retirement Income Fund                     3.97%
Destination Retirement 2010 Fund                       4.60%
Destination Retirement 2020 Fund                      13.75%
Destination Retirement 2030 Fund                      32.98%
Destination Retirement 2040 Fund                      52.63%

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under
Section 1(h)(11) of the Code for the period ended December 31, 2004:

Diversified Value Fund                              100.00%
Fundamental Value Fund                              100.00%
Value Equity Fund                                    99.83%
Large Cap Value Fund                                100.00%
Indexed Equity Fund                                 100.00%
Blue Chip Growth Fund                                99.95%
Large Cap Growth Fund                                  100%
Growth Equity Fund                                   99.26%
OTC 100 Fund                                        100.00%
Focused Value Fund                                   23.96%
Small Company Value Fund                             49.86%
Small Company Growth Fund                            10.76%
Overseas Fund                                       100.00%
Strategic Balanced Fund                              86.54%
Destination Retirement Income Fund                    0.88%
Destination Retirement 2010 Fund                     12.45%
Destination Retirement 2020 Fund                     21.63%
Destination Retirement 2030 Fund                     51.08%
Destination Retirement 2040 Fund                     89.31%

The Overseas Fund paid qualifying foreign taxes of $998,876 and earned $10,724,635 foreign source income during the year ended December 31, 2004. Pursuant to Section 853 of the Internal Revenue Code, the Overseas Fund designates $0.01835 per share as foreign taxes paid and $0.19697 per share as income earned from foreign sources for the year ended December 31, 2004.

OTHER INFORMATION (UNAUDITED)

FUND EXPENSES DECEMBER 31, 2004

EXPENSE EXAMPLES

The following information is in regards to expenses for the six month period ended December 31, 2004:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and
(2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested for the six month period ended December 31, 2004.

ACTUAL EXPENSES

The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended December 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

DIVERSIFIED VALUE FUND*

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,098.30   $        2.41
2) Hypothetical                       1,000.00        1,009.55            2.30

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE PERIOD OCTOBER 15, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2004 OF 1.09%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,099.90   $        1.77
2) Hypothetical                       1,000.00        1,009.82            1.69

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE PERIOD OCTOBER 15, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2004 OF 0.80%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,099.10   $        1.52
2) Hypothetical                       1,000.00        1,009.91            1.46

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE PERIOD OCTOBER 15, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2004 OF 0.69%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,100.30   $        1.30
2) Hypothetical                       1,000.00        1,009.99            1.25

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE PERIOD OCTOBER 15, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2004 OF 0.59%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,098.40   $        3.09
2) Hypothetical                       1,000.00        1,009.28            2.96

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE PERIOD OCTOBER 15, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2004 OF 1.40%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

FUNDAMENTAL VALUE FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,068.90   $        6.34
2) Hypothetical                       1,000.00        1,019.00            6.19

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.22%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,070.90   $        5.05
2) Hypothetical                       1,000.00        1,020.26            4.93

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.97%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,071.10   $        4.27
2) Hypothetical                       1,000.00        1,021.01            4.17

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.82%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,071.40   $        4.06
2) Hypothetical                       1,000.00        1,021.22            3.96

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.78%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,067.40   $        7.90
2) Hypothetical                       1,000.00        1,017.50            7.71

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.52%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

VALUE EQUITY FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,097.00   $        6.75
2) Hypothetical                       1,000.00        1,018.70            6.50

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.28%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,098.30   $        5.43
2) Hypothetical                       1,000.00        1,019.96            5.23

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.03%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,099.20   $        4.64
2) Hypothetical                       1,000.00        1,020.71            4.47

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.88%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,098.80   $        4.38
2) Hypothetical                       1,000.00        1,020.96            4.22

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.83%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,095.30   $        8.32
2) Hypothetical                       1,000.00        1,017.19            8.01

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.58%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

LARGE CAP VALUE FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,068.60   $        6.50
2) Hypothetical                       1,000.00        1,018.85            6.34

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.25%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,071.40   $        5.21
2) Hypothetical                       1,000.00        1,021.11            5.08

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.00%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,071.50   $        4.43
2) Hypothetical                       1,000.00        1,020.86            4.32

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.85%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,072.10   $        3.96
2) Hypothetical                       1,000.00        1,021.32            3.86

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.76%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,067.40   $        8.05
2) Hypothetical                       1,000.00        1,017.34            7.86

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.55%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

INDEXED EQUITY FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,068.80   $        3.90
2) Hypothetical                       1,000.00        1,021.37            3.81

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.75%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,069.10   $        2.60
2) Hypothetical                       1,000.00        1,022.62            2.54

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.50%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,069.80   $        2.34
2) Hypothetical                       1,000.00        1,022.87            2.29

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.45%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,069.90   $        2.19
2) Hypothetical                       1,000.00        1,023.03            2.14

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.42%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Z

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,071.70   $        1.04
2) Hypothetical                       1,000.00        1,024.13            1.02

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.20%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,066.40   $        5.45
2) Hypothetical                       1,000.00        1,019.86            5.33

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.05%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

BLUE CHIP GROWTH FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,028.30   $        7.04
2) Hypothetical                       1,000.00        1,018.20            7.00

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.38%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,032.40   $        5.77
2) Hypothetical                       1,000.00   $    1,019.46   $        5.74

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.13%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,032.50   $        5.16
2) Hypothetical                       1,000.00        1,020.06            5.13

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.01%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,033.50   $        4.50
2) Hypothetical                       1,000.00        1,020.71            4.47

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.88%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,019.30   $        8.53
2) Hypothetical                       1,000.00        1,016.69            8.52

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.68%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

LARGE CAP GROWTH FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,037.90   $        6.35
2) Hypothetical                       1,000.00        1,018.90            6.29

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.24%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,039.20   $        5.13
2) Hypothetical                       1,000.00        1,020.11            5.08

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.00%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,040.60   $        4.31
2) Hypothetical                       1,000.00        1,020.91            4.27

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.84%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,041.50   $        4.16
2) Hypothetical                       1,000.00        1,021.06            4.12

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.81%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,052.20   $        8.05
2) Hypothetical                       1,000.00        1,017.29            7.91

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.56%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

GROWTH EQUITY FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,023.80   $        6.31
2) Hypothetical                       1,000.00        1,018.90            6.29

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.24%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,024.90   $        5.04
2) Hypothetical                       1,000.00        1,020.16            5.03

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.99%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,026.10   $        4.28
2) Hypothetical                       1,000.00        1,020.91            4.27

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.84%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,025.20   $        3.97
2) Hypothetical                       1,000.00        1,021.22            3.96

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.78%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,022.70   $        7.83
2) Hypothetical                       1,000.00        1,017.39            7.81

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.54%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

AGGRESSIVE GROWTH FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,067.00   $        6.60
2) Hypothetical                       1,000.00        1,018.74            6.44

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.27%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,069.90   $        5.31
2) Hypothetical                       1,000.00        1,020.00            5.18

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.02%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,069.50   $        4.53
2) Hypothetical                       1,000.00        1,020.76            4.42

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.87%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,071.00   $        4.01
2) Hypothetical                       1,000.00         1021.26            3.91

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.77%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,067.80   $        8.16
2) Hypothetical                       1,000.00        1,017.24            7.96

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.57%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

OTC 100 FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,066.20   $        5.77
2) Hypothetical                       1,000.00        1,019.56            5.63

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.11%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,067.10   $        4.47
2) Hypothetical                       1,000.00        1,020.81            4.37

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.86%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,066.10   $        3.69
2) Hypothetical                       1,000.00        1,021.57            3.61

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.71%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,066.40   $        3.17
2) Hypothetical                       1,000.00        1,022.07            3.10

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.61%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $     1,063.8   $        7.31
2) Hypothetical                       1,000.00        1,018.05            7.15

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.41%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

FOCUSED VALUE FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,068.40   $        6.71
2) Hypothetical                       1,000.00        1,018.65            6.55

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.29%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,070.10   $        5.41
2) Hypothetical                       1,000.00        1,019.91            5.28

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.04.%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,070.30   $        4.63
2) Hypothetical                       1,000.00        1,020.66            4.52

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.89%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,071.70   $        4.11
2) Hypothetical                       1,000.00        1,021.17            4.01

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.79%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,067.30   $        8.26
2) Hypothetical                       1,000.00        1,017.14            8.06

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.59%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

SMALL COMPANY VALUE FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,106.50   $        7.62
2) Hypothetical                       1,000.00        1,017.90            7.30

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.44%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,108.20   $        6.31
2) Hypothetical                       1,000.00        1,019.15            6.04

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.19%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,108.70   $        5.51
2) Hypothetical                       1,000.00        1,019.91            5.28

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.04%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,109.50   $        5.30
2) Hypothetical                       1,000.00        1,020.11            5.08

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.00%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,104.90   $        9.21
2) Hypothetical                       1,000.00        1,016.39            8.82

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.74%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

MID CAP GROWTH EQUITY FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,133.60   $        6.76
2) Hypothetical                       1,000.00        1,018.80            6.39

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.26%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,134.30   $        5.42
2) Hypothetical                       1,000.00        1,020.06            5.13

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.01%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,136.00   $        4.62
2) Hypothetical                       1,000.00        1,020.81            4.37

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.86%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,136.90   $        4.24
2) Hypothetical                       1,000.00        1,021.17            4.01

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.79%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,133.30   $        8.37
2) Hypothetical                       1,000.00        1,017.29            7.91

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.56%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

MID CAP GROWTH EQUITY II FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,093.80   $        7.05
2) Hypothetical                       1,000.00        1,018.40            6.80

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.34%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,094.50   $        5.74
2) Hypothetical                       1,000.00        1,019.66            5.53

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.09%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,096.30   $        4.95
2) Hypothetical                       1,000.00        1,020.41            4.77

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.94%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,096.00   $        4.48
2) Hypothetical                       1,000.00        1,020.86            4.32

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.85%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,092.00   $        8.62
2) Hypothetical                       1,000.00        1,016.89            8.31

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.64%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

SMALL CAP GROWTH EQUITY FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,095.50   $        7.74
2) Hypothetical                       1,000.00        1,017.75            7.46

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.47%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,097.50   $        6.43
2) Hypothetical                       1,000.00        1,019.00            6.19

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.22%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,098.30   $        5.64
2) Hypothetical                       1,000.00        1,019.76            5.43

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.07%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,098.50   $        4.91
2) Hypothetical                       1,000.00        1,020.46            4.72

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.93%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,094.10   $        9.37
2) Hypothetical                       1,000.00        1,016.19            9.02

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.78%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

SMALL COMPANY GROWTH FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,025.60   $        6.57
2) Hypothetical                       1,000.00        1,018.65            6.55

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.29%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,027.40   $        5.30
2) Hypothetical                       1,000.00        1,019.91            5.28

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.04%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,027.30   $        4.54
2) Hypothetical                       1,000.00        1,020.66            4.52

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.89%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,029.20   $        4.34
2) Hypothetical                       1,000.00        1,020.86            4.32

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.85%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,023.90   $        8.09
2) Hypothetical                       1,000.00        1,017.14            8.06

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.59%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

EMERGING GROWTH FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,101.10   $        7.76
2) Hypothetical                       1,000.00        1,017.75            7.46

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.47%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,102.00   $        6.45
2) Hypothetical                       1,000.00        1,019.00            6.19

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.22%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,103.10   $        5.66
2) Hypothetical                       1,000.00        1,019.76            5.43

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.07%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,104.40   $        5.13
2) Hypothetical                       1,000.00        1,020.26            4.93

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.97%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,100.20   $        9.34
2) Hypothetical                       1,000.00        1,016.24            8.97

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.77%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

OVERSEAS FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,123.60   $        8.70
2) Hypothetical                       1,000.00        1,016.94            8.26

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.63%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,124.90   $        7.37
2) Hypothetical                       1,000.00        1,018.20            7.00

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.38%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,124.60   $        6.52
2) Hypothetical                       1,000.00        1,019.00            6.19

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.22%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,124.90   $        6.25
2) Hypothetical                       1,000.00        1,019.25            5.94

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.17%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,121.60   $       10.24
2) Hypothetical                       1,000.00        1,015.48            9.73

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 1.92%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

STRATEGIC BALANCED FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,036.80   $        6.14
2) Hypothetical                       1,000.00        1,019.10            6.09

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE FOR THE PERIOD ENDED DECEMBER 31, 2004 OF 1.20%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,038.60   $        4.92
2) Hypothetical                       1,000.00        1,020.31            4.88

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.96%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,038.70   $        4.15
2) Hypothetical                       1,000.00        1,021.06            4.12

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.81%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,038.90   $        3.90
2) Hypothetical                       1,000.00        1,021.32            3.86

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.76%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,034.70   $        7.72
2) Hypothetical                       1,000.00        1,017.55            7.66

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE PERIOD ENDED DECEMBER 31, 2004 OF 1.51%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

DESTINATION RETIREMENT INCOME FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,048.80   $        2.57
2) Hypothetical                       1,000.00        1,022.62            2.54

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.50%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,050.50   $        1.19
2) Hypothetical                       1,000.00        1,025.04            1.17

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.23%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,051.20   $        0.67
2) Hypothetical                       1,000.00        1,024.48            0.66

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.13%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,051.40   $        0.62
2) Hypothetical                       1,000.00        1,024.53            0.61

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.12%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,047.70   $        4.12
2) Hypothetical                       1,000.00        1,021.11            4.06

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.80%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

DESTINATION RETIREMENT 2010 FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,054.60   $        2.58
2) Hypothetical                       1,000.00        1,022.62            2.54

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.50%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,056.80   $        1.29
2) Hypothetical                       1,000.00        1,023.88            1.27

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.25%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,056.80   $        0.78
2) Hypothetical                       1,000.00        1,024.38            0.76

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.15%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,056.80   $        0.52
2) Hypothetical                       1,000.00        1,024.63            0.51

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.10%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,053.00   $        4.13
2) Hypothetical                       1,000.00        1,021.11            4.06

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.80%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

DESTINATION RETIREMENT 2020 FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,063.60   $        2.59
2) Hypothetical                       1,000.00        1,022.62            2.54

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.50%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,065.50   $        1.30
2) Hypothetical                       1,000.00        1,023.88            1.27

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.25%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,064.50   $        0.78
2) Hypothetical                       1,000.00        1,024.38            0.76

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.15%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,065.60   $        0.52
2) Hypothetical                       1,000.00        1,024.63            0.51

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.10%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,062.00   $        4.15
2) Hypothetical                       1,000.00        1,021.11            4.06

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.80%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

DESTINATION RETIREMENT 2030 FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,122.40   $        2.67
2) Hypothetical                       1,000.00        1,022.62            2.54

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.50%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,124.90   $        1.34
2) Hypothetical                       1,000.00        1,023.88            1.27

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.25%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,126.00   $        0.80
2) Hypothetical                       1,000.00        1,024.38            0.76

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.15%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,127.10   $        0.53
2) Hypothetical                       1,000.00        1,024.63            0.51

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.10%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,118.90   $        4.26
2) Hypothetical                       1,000.00        1,021.11            4.06

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.80%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

DESTINATION RETIREMENT 2040 FUND

CLASS A

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,076.80   $        2.61
2) Hypothetical                       1,000.00        1,022.62            2.54

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.50%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,077.10   $        1.31
2) Hypothetical                       1,000.00        1,023.88            1.27

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.25%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,078.10   $        0.78
2) Hypothetical                       1,000.00        1,024.38            0.76

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.15%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,078.20   $        0.52
2) Hypothetical                       1,000.00        1,024.63            0.51

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.10%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                   OPERATING
                                   BEGINNING        ENDING          EXPENSE
                                     VALUE           VALUE         INCURRED*
                                 -------------   -------------   -------------
1) Actual                        $    1,000.00   $    1,074.40   $        4.17
2) Hypothetical                       1,000.00        1,021.11            4.06

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 OF 0.80%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

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

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

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

[MASSMUTUAL FINANCIAL GROUP LOGO]
Massachusetts Mutual Life Insurance Company and affiliated companies
Springfield MA 01144-0001

www.massmutual.com

Distributor
MML Distributors, LLC
1414 Main Street
Springfield, MA 01144-0014

March 1, 2005

MassMutual Financial Group is a marketing designation (or fleet name) for Massachusetts Mutual Life Insurance Company (MassMutual) and its subsidiaries.

ITEM 2. CODE OF ETHICS.

     As of December 31, 2004, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2004, there were no amendments to a provision of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under item 10 (a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that Richard H. Ayers and Richard W. Greene, both members of the Audit Committee, are audit committee financial experts as defined by the Securities and Exchange Commission (the "SEC"). Mr. Ayers and Mr. Greene are "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant's annual financial statements for 2004 and 2003 were $444,900 and $302,927, respectively.
        (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2004 or 2003.
        (c) TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Deloitte & Touche LLP for the review of Form 1120-RIC, Form 8613, excise distribution projections, distribution calculation and reasonable out of pocket expenses for 2004 and 2003 were $61,500 and $57,800, respectively.
        (d) ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2004 or 2003.
        (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.
            (2) Not applicable.
        (f) Not applicable.
        (g) Not applicable.
        (h) Not applicable.

ITEMS 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

     Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this filing.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable to this filing.

ITEMS 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

        (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of Ethics (Item 2) is attached.

     (a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               MassMutual Select Funds
             -------------------------------------------------------------------

By (Signature and Title)    /s/ Frederick C. Castellani
                           -----------------------------------------------------
                           Frederick C. Castellani, President and Principal Executive Officer


Date   3/1/05
      ------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)    /s/ Frederick C. Castellani
                           -----------------------------------------------------
                           Frederick C. Castellani , President and Principal Executive Officer


Date   3/1/05
      ------------------------------

By (Signature and Title)    /s/ James S. Collins
                           -----------------------------------------------------
                           James S. Collins, Treasurer and Principal Financial Officer


Date   3/1/05
      ------------------------------